As filed with the Securities and Exchange Commission on September 3, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04419

TRANSAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip Code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Date of fiscal year end:   December 31

Date of reporting period: June 30, 2026

Item 1:	Report(s) to Shareholders.

(a)

Semi-Annual Shareholder Report

Transamerica 60/40 Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica 60/40 Allocation VP (the "Portfolio") seeks long-term capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.44%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$83,460,851
Number of Portfolio Holdings	4
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	45.3%
U.S. Fixed Income Funds	39.7
International Equity Funds	15.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica 60/40 Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica S&P 500 Index VP, Initial Class	45.3%
Transamerica Short-Term Bond, Class I2	19.9
Transamerica Core Bond, Class I2	19.8
Transamerica MSCI EAFE Index VP, Initial Class	15.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica 60/40 Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica Aegon Bond VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Bond VP (the "Portfolio") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,773,412,069
Number of Portfolio Holdings	524
Portfolio Turnover Rate	42%
Average MaturityFootnote Reference§	7.86 years
DurationFootnote Reference†	5.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	43.2%
U.S. Government Obligations	16.6
Mortgage-Backed Securities	14.6
Asset-Backed Securities	12.1
U.S. Government Agency Obligations	10.3
Commercial Paper	4.8
Foreign Government Obligations	1.1
Other Investment Company	1.0
Short-Term U.S. Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Bond VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	26.9%
AAA	19.6
AA	3.3
A	11.9
BBB	24.5
BB	9.0
B	2.1
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.9%
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.0
Federal Home Loan Mortgage Corp., 5.00%, 05/01/2056	1.0
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.0
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 4.13%, 04/30/2033	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Bond VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Aegon Bond VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Bond VP (the "Portfolio") seeks to provide high total return through a combination of current income and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,773,412,069
Number of Portfolio Holdings	524
Portfolio Turnover Rate	42%
Average MaturityFootnote Reference§	7.86 years
DurationFootnote Reference†	5.79 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	43.2%
U.S. Government Obligations	16.6
Mortgage-Backed Securities	14.6
Asset-Backed Securities	12.1
U.S. Government Agency Obligations	10.3
Commercial Paper	4.8
Foreign Government Obligations	1.1
Other Investment Company	1.0
Short-Term U.S. Government Obligations	0.4
Net Other Assets (Liabilities)Footnote Reference^	(4.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Bond VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	26.9%
AAA	19.6
AA	3.3
A	11.9
BBB	24.5
BB	9.0
B	2.1
CCC	0.4
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.9%
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.5
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	1.1
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.0
Federal Home Loan Mortgage Corp., 5.00%, 05/01/2056	1.0
U.S. Treasury Bonds, 4.63%, 11/15/2055	1.0
Sumitomo Mitsui Trust Bank Ltd., 3.96%, 07/21/2026	1.0
U.S. Treasury Bonds, 1.25%, 05/15/2050	0.9
U.S. Treasury Notes, 4.13%, 04/30/2033	0.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Bond VP

Service Class

Semi-Annual Shareholder Report

Transamerica Aegon Core Bond VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Core Bond VP (the "Portfolio") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$22	0.45%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,426,639,770
Number of Portfolio Holdings	709
Portfolio Turnover Rate	44%
Average MaturityFootnote Reference§	7.95 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	33.9%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	24.2
Commercial Paper	19.9
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.8
Short-Term U.S. Government Obligations	2.3
Other Investment Company	0.6
Foreign Government Obligations	0.6
Net Other Assets (Liabilities)Footnote Reference^	(21.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Core Bond VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	50.4%
AAA	12.4
AA	1.1
A	8.7
BBB	22.0
BB	3.3
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	3.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2056	2.9
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2056	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2056	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.9
U.S. Treasury Notes, 2.75%, 08/15/2032	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2056	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Core Bond VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Aegon Core Bond VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Core Bond VP (the "Portfolio") seeks to achieve maximum total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.70%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,426,639,770
Number of Portfolio Holdings	709
Portfolio Turnover Rate	44%
Average MaturityFootnote Reference§	7.95 years
DurationFootnote Reference†	5.81 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	33.9%
U.S. Government Obligations	26.2
U.S. Government Agency Obligations	24.2
Commercial Paper	19.9
Mortgage-Backed Securities	7.5
Asset-Backed Securities	5.8
Short-Term U.S. Government Obligations	2.3
Other Investment Company	0.6
Foreign Government Obligations	0.6
Net Other Assets (Liabilities)Footnote Reference^	(21.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Core Bond VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	50.4%
AAA	12.4
AA	1.1
A	8.7
BBB	22.0
BB	3.3
B	0.0Footnote Reference*
CCC	0.0Footnote Reference*
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2056	4.0%
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2056	3.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2056	2.9
Uniform Mortgage-Backed Security, TBA, 5.00%, 07/01/2056	2.2
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2056	2.1
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2056	2.0
Uniform Mortgage-Backed Security, TBA, 6.00%, 07/01/2056	1.9
U.S. Treasury Notes, 2.75%, 08/15/2032	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2056	1.3
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2056	1.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Core Bond VP

Service Class

Semi-Annual Shareholder Report

Transamerica Aegon High Yield Bond VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon High Yield Bond VP (the "Portfolio") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.63%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,062,244
Number of Portfolio Holdings	374
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	4.41 years
DurationFootnote Reference†	2.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	93.8%
Other Investment Company	7.1
Loan Assignments	1.9
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon High Yield Bond VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	11.2%
BB	46.7
B	32.3
CCC	5.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
ILFC E-Capital Trust I, 6.48%, 12/21/2065	0.9%
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.8
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
UKG, Inc., 6.88%, 02/01/2031	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031	0.7
UWM Holdings LLC, 6.63%, 02/01/2030	0.7
NCR Voyix Corp., 5.00%, 10/01/2028	0.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon High Yield Bond VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Aegon High Yield Bond VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon High Yield Bond VP (the "Portfolio") seeks a high level of current income by investing in high-yield debt securities. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$242,062,244
Number of Portfolio Holdings	374
Portfolio Turnover Rate	24%
Average MaturityFootnote Reference§	4.41 years
DurationFootnote Reference†	2.85 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Corporate Debt Securities	93.8%
Other Investment Company	7.1
Loan Assignments	1.9
Common Stocks	0.2
Net Other Assets (Liabilities)Footnote Reference^	(3.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon High Yield Bond VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
BBB	11.2%
BB	46.7
B	32.3
CCC	5.5
Below CCC	0.0Footnote Reference*
NR (Not Rated)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
ILFC E-Capital Trust I, 6.48%, 12/21/2065	0.9%
Olympus Water U.S. Holding Corp., 7.25%, 02/15/2033	0.8
Constellation Insurance, Inc., 6.80%, 01/24/2030	0.8
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.8
VZ Secured Financing BV, 5.00%, 01/15/2032	0.8
UKG, Inc., 6.88%, 02/01/2031	0.7
Alpha Generation LLC, 6.25%, 01/15/2034	0.7
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031	0.7
UWM Holdings LLC, 6.63%, 02/01/2030	0.7
NCR Voyix Corp., 5.00%, 10/01/2028	0.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon High Yield Bond VP

Service Class

Semi-Annual Shareholder Report

Transamerica Aegon Sustainable Equity Income VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.72%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$522,385,155
Number of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	25.8%
Financials	18.9
Industrials	15.0
Health Care	14.8
Materials	7.2
Consumer Staples	6.0
Consumer Discretionary	5.4
Real Estate	3.6
Communication Services	2.2
Utilities	1.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Sustainable Equity Income VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Apple, Inc.	5.0%
Cisco Systems, Inc.	4.8
Microsoft Corp.	4.6
Morgan Stanley	3.5
AbbVie, Inc.	3.5
Citizens Financial Group, Inc.	3.1
Gilead Sciences, Inc.	3.0
KLA Corp.	3.0
Linde PLC	3.0
WESCO International, Inc.	2.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Sustainable Equity Income VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Aegon Sustainable Equity Income VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon Sustainable Equity Income VP (the "Portfolio") seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	0.97%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$522,385,155
Number of Portfolio Holdings	43
Portfolio Turnover Rate	22%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	25.8%
Financials	18.9
Industrials	15.0
Health Care	14.8
Materials	7.2
Consumer Staples	6.0
Consumer Discretionary	5.4
Real Estate	3.6
Communication Services	2.2
Utilities	1.0
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon Sustainable Equity Income VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Apple, Inc.	5.0%
Cisco Systems, Inc.	4.8
Microsoft Corp.	4.6
Morgan Stanley	3.5
AbbVie, Inc.	3.5
Citizens Financial Group, Inc.	3.1
Gilead Sciences, Inc.	3.0
KLA Corp.	3.0
Linde PLC	3.0
WESCO International, Inc.	2.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon Sustainable Equity Income VP

Service Class

Semi-Annual Shareholder Report

Transamerica Aegon U.S. Government Securities VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon U.S. Government Securities VP (the "Portfolio") seeks to provide as high a level of total return as is consistent with prudent investment strategies. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$170,336,800
Number of Portfolio Holdings	108
Portfolio Turnover Rate	40%
Average MaturityFootnote Reference§	9.60 years
DurationFootnote Reference†	5.63 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	49.0%
U.S. Government Agency Obligations	44.8
Corporate Debt Securities	2.7
Repurchase Agreements	1.1
Other Investment Company	0.8
Asset-Backed Securities	0.6
Mortgage-Backed Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.9
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon U.S. Government Securities VP

Initial Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	93.8%
AAA	0.6
AA	0.6
A	1.3
BBB	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.5%
Federal National Mortgage Association, 0.88%, 08/05/2030	4.3
Tennessee Valley Authority, 5.25%, 02/01/2055	3.5
Federal National Mortgage Association, 2.50%, 07/01/2052	3.4
Tennessee Valley Authority, 4.88%, 01/15/2048	3.4
Federal Home Loan Banks, 4.75%, 12/10/2032	3.0
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.9
Tennessee Valley Authority, 4.38%, 08/01/2034	2.9
Federal National Mortgage Association, 5.00%, 03/01/2056	2.8
Federal Home Loan Mortgage Corp., 4.00%, 02/01/2041	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon U.S. Government Securities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Aegon U.S. Government Securities VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Aegon U.S. Government Securities VP (the "Portfolio") seeks to provide as high a level of total return as is consistent with prudent investment strategies. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$170,336,800
Number of Portfolio Holdings	108
Portfolio Turnover Rate	40%
Average MaturityFootnote Reference§	9.60 years
DurationFootnote Reference†	5.63 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Government Obligations	49.0%
U.S. Government Agency Obligations	44.8
Corporate Debt Securities	2.7
Repurchase Agreements	1.1
Other Investment Company	0.8
Asset-Backed Securities	0.6
Mortgage-Backed Securities	0.1
Net Other Assets (Liabilities)Footnote Reference^	0.9
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Aegon U.S. Government Securities VP

Service Class

Credit Quality (Percentage of Net Assets)Footnote Reference‡

Table Summary
U.S. Government and Agency Securities	93.8%
AAA	0.6
AA	0.6
A	1.3
BBB	0.9
Footnote	Description
Footnote‡	Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard & Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Top Holdings (Percentage of Net Assets)

Table Summary
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	5.5%
Federal National Mortgage Association, 0.88%, 08/05/2030	4.3
Tennessee Valley Authority, 5.25%, 02/01/2055	3.5
Federal National Mortgage Association, 2.50%, 07/01/2052	3.4
Tennessee Valley Authority, 4.88%, 01/15/2048	3.4
Federal Home Loan Banks, 4.75%, 12/10/2032	3.0
Federal Farm Credit Banks Funding Corp., 4.25%, 02/24/2028	2.9
Tennessee Valley Authority, 4.38%, 08/01/2034	2.9
Federal National Mortgage Association, 5.00%, 03/01/2056	2.8
Federal Home Loan Mortgage Corp., 4.00%, 02/01/2041	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Aegon U.S. Government Securities VP

Service Class

Semi-Annual Shareholder Report

Transamerica American Funds Managed Risk VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica American Funds Managed Risk VP (the "Portfolio") seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$772,689,820
Number of Portfolio Holdings	1
Portfolio Turnover Rate	1%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Investment Companies	96.4%
Net Other Assets (Liabilities)Footnote Reference^	3.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica American Funds Managed Risk VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
American Funds Insurance Series - Asset Allocation Fund	96.4%

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica American Funds Managed Risk VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock Government Money Market VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Government Money Market VP (the "Portfolio") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.30%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$657,656,883
Number of Portfolio Holdings	180
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.09 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica BlackRock Government Money Market VP

Initial Class

What did the Portfolio invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.87%, 01/31/2027	2.3%
U.S. Treasury Bills, 3.69%, 08/11/2026	2.1
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.97%, 10/31/2027	1.8
U.S. Treasury Floating Rate Notes, 3.98%, 10/31/2026	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.6
U.S. Treasury Bills, 3.68%, 08/20/2026	1.5
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.69%, 08/13/2026	1.4
U.S. Treasury Notes, 4.13%, 02/28/2027	1.2

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	38.6%
Short-Term U.S. Government Obligations	19.7
Short-Term U.S. Government Agency Obligations	19.2
U.S. Government Obligations	13.0
U.S. Government Agency Obligations	10.5
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolio. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolio money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Government Money Market VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock Government Money Market VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Government Money Market VP (the "Portfolio") seeks as high a level of current income as is consistent with preservation of capital and liquidity. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.55%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$657,656,883
Number of Portfolio Holdings	180
Average MaturityFootnote Reference§	0.27 years
DurationFootnote Reference†	0.09 years
Footnote	Description
Footnote§	Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.
Footnote†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica BlackRock Government Money Market VP

Service Class

What did the Portfolio invest in?

Top Holdings (Percentage of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.87%, 01/31/2027	2.3%
U.S. Treasury Bills, 3.69%, 08/11/2026	2.1
U.S. Treasury Bills, 3.85%, 09/03/2026	1.9
U.S. Treasury Floating Rate Notes, 3.97%, 10/31/2027	1.8
U.S. Treasury Floating Rate Notes, 3.98%, 10/31/2026	1.8
U.S. Treasury Bills, 3.65%, 09/03/2026	1.6
U.S. Treasury Bills, 3.68%, 08/20/2026	1.5
Federal Home Loan Bank Discount Notes, 3.61%, 07/08/2026	1.4
U.S. Treasury Bills, 3.69%, 08/13/2026	1.4
U.S. Treasury Notes, 4.13%, 02/28/2027	1.2

Asset Allocation (Percentage of Net Assets)

Table Summary
Repurchase Agreements	38.6%
Short-Term U.S. Government Obligations	19.7
Short-Term U.S. Government Agency Obligations	19.2
U.S. Government Obligations	13.0
U.S. Government Agency Obligations	10.5
Net Other Assets (Liabilities)Footnote Reference^	(1.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolio. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolio money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Government Money Market VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$182,122,383
Number of Portfolio Holdings	9
Portfolio Turnover Rate	29%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.5%
U.S. Equity Funds	23.3
International Equity Funds	12.6
Other Investment Company	7.2
Net Other Assets (Liabilities)Footnote Reference^	(5.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	32.4%
iShares Core S&P 500 ETF	19.3
iShares 7-10 Year Treasury Bond ETF	12.5
iShares MSCI EAFE ETF	11.5
iShares 0-1 Year Treasury Bond ETF	10.3
iShares iBoxx USD Investment Grade Corporate Bond ETF	4.8
iShares Russell 2000 ETF	4.0
iShares U.S. Treasury Bond ETF	2.5
iShares MSCI Japan ETF	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.76%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$182,122,383
Number of Portfolio Holdings	9
Portfolio Turnover Rate	29%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.5%
U.S. Equity Funds	23.3
International Equity Funds	12.6
Other Investment Company	7.2
Net Other Assets (Liabilities)Footnote Reference^	(5.6)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	32.4%
iShares Core S&P 500 ETF	19.3
iShares 7-10 Year Treasury Bond ETF	12.5
iShares MSCI EAFE ETF	11.5
iShares 0-1 Year Treasury Bond ETF	10.3
iShares iBoxx USD Investment Grade Corporate Bond ETF	4.8
iShares Russell 2000 ETF	4.0
iShares U.S. Treasury Bond ETF	2.5
iShares MSCI Japan ETF	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.50%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$322,558,954
Number of Portfolio Holdings	9
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	23.8
International Equity Funds	23.1
Other Investment Company	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	42.2%
iShares Core MSCI EAFE ETF	11.6
iShares MSCI EAFE ETF	10.2
iShares 0-1 Year Treasury Bond ETF	10.2
iShares 7-10 Year Treasury Bond ETF	9.3
iShares Russell 2000 ETF	7.1
iShares Core U.S. Aggregate Bond ETF	2.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.9
iShares MSCI Japan ETF	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$322,558,954
Number of Portfolio Holdings	9
Portfolio Turnover Rate	31%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.3%
U.S. Fixed Income Funds	23.8
International Equity Funds	23.1
Other Investment Company	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.3
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	42.2%
iShares Core MSCI EAFE ETF	11.6
iShares MSCI EAFE ETF	10.2
iShares 0-1 Year Treasury Bond ETF	10.2
iShares 7-10 Year Treasury Bond ETF	9.3
iShares Russell 2000 ETF	7.1
iShares Core U.S. Aggregate Bond ETF	2.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.9
iShares MSCI Japan ETF	1.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.48%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$794,570,026
Number of Portfolio Holdings	10
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	34.4
International Equity Funds	17.9
Other Investment Company	7.5
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	20.8
iShares MSCI EAFE ETF	15.5
iShares 0-1 Year Treasury Bond ETF	13.9
iShares 7-10 Year Treasury Bond ETF	8.8
iShares Russell 2000 ETF	5.2
iShares iBoxx USD Investment Grade Corporate Bond ETF	3.4
iShares MSCI Japan ETF	1.3
iShares Core MSCI EAFE ETF	1.1
iShares U.S. Treasury Bond ETF	0.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP (the "Portfolio") seeks capital appreciation and current income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$794,570,026
Number of Portfolio Holdings	10
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	34.4
International Equity Funds	17.9
Other Investment Company	7.5
Net Other Assets (Liabilities)Footnote Reference^	(7.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	29.2%
iShares Core U.S. Aggregate Bond ETF	20.8
iShares MSCI EAFE ETF	15.5
iShares 0-1 Year Treasury Bond ETF	13.9
iShares 7-10 Year Treasury Bond ETF	8.8
iShares Russell 2000 ETF	5.2
iShares iBoxx USD Investment Grade Corporate Bond ETF	3.4
iShares MSCI Japan ETF	1.3
iShares Core MSCI EAFE ETF	1.1
iShares U.S. Treasury Bond ETF	0.4

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP (the "Portfolio") seeks capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$593,954,712
Number of Portfolio Holdings	8
Portfolio Turnover Rate	15%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.2%
U.S. Equity Funds	33.8
International Equity Funds	16.8
Other Investment Company	2.7
Net Other Assets (Liabilities)Footnote Reference^	(2.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	33.8%
iShares 7-10 Year Treasury Bond ETF	19.0
iShares Core U.S. Aggregate Bond ETF	16.0
iShares MSCI EAFE ETF	15.4
iShares 0-1 Year Treasury Bond ETF	11.7
iShares iBoxx USD Investment Grade Corporate Bond ETF	2.5
iShares MSCI Japan ETF	1.1
iShares Core MSCI EAFE ETF	0.3

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP (the "Portfolio") seeks capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.75%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$277,187,685
Number of Portfolio Holdings	8
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	48.9%
U.S. Fixed Income Funds	29.2
International Equity Funds	21.7
Other Investment Company	1.5
Net Other Assets (Liabilities)Footnote Reference^	(1.3)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P 500 ETF	48.9%
iShares Core MSCI EAFE ETF	13.2
iShares 0-1 Year Treasury Bond ETF	11.5
iShares 7-10 Year Treasury Bond ETF	8.8
iShares MSCI EAFE ETF	7.4
iShares Core U.S. Aggregate Bond ETF	7.4
iShares iBoxx USD Investment Grade Corporate Bond ETF	1.5
iShares MSCI Japan ETF	1.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Edge 100 VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Edge 100 VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.56%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$88,208,032
Number of Portfolio Holdings	7
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	75.3%
International Equity Funds	24.7
Other Investment Company	0.1
Net Other Assets (Liabilities)Footnote Reference^	(0.1)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Edge 100 VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares MSCI EAFE Min Vol Factor ETF	19.2%
iShares MSCI USA Momentum Factor ETF	16.8
iShares MSCI USA Value Factor ETF	16.3
iShares MSCI USA Quality Factor ETF	16.2
iShares MSCI USA Min Vol Factor ETF	16.1
iShares MSCI USA Size Factor ETF	9.9
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Edge 100 VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Edge 40 VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Edge 40 VP (the "Portfolio") seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.31%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$193,977,905
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	59.2%
U.S. Equity Funds	30.9
International Equity Funds	9.9
Other Investment Company	5.0
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Edge 40 VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.4
iShares MSCI USA Momentum Factor ETF	6.9
iShares MSCI USA Quality Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Min Vol Factor ETF	6.2
iShares MSCI USA Size Factor ETF	4.2
iShares MSCI Emerging Markets Min Vol Factor ETF	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Edge 40 VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Edge 40 VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Edge 40 VP (the "Portfolio") seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$193,977,905
Number of Portfolio Holdings	9
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	59.2%
U.S. Equity Funds	30.9
International Equity Funds	9.9
Other Investment Company	5.0
Net Other Assets (Liabilities)Footnote Reference^	(5.0)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Edge 40 VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.7
iShares MSCI EAFE Min Vol Factor ETF	7.4
iShares MSCI USA Momentum Factor ETF	6.9
iShares MSCI USA Quality Factor ETF	6.8
iShares MSCI USA Value Factor ETF	6.7
iShares MSCI USA Min Vol Factor ETF	6.2
iShares MSCI USA Size Factor ETF	4.2
iShares MSCI Emerging Markets Min Vol Factor ETF	2.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Edge 40 VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Edge 50 VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Edge 50 VP (the "Portfolio") seeks long-term capital appreciation and capital preservation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$410,562,444
Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.5%
U.S. Equity Funds	38.1
International Equity Funds	12.3
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Edge 50 VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	49.5%
iShares MSCI EAFE Min Vol Factor ETF	9.4
iShares MSCI USA Momentum Factor ETF	8.5
iShares MSCI USA Quality Factor ETF	8.4
iShares MSCI USA Value Factor ETF	8.2
iShares MSCI USA Min Vol Factor ETF	7.9
iShares MSCI USA Size Factor ETF	5.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Edge 50 VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Edge 75 VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Edge 75 VP (the "Portfolio") seeks long-term capital appreciation with capital preservation as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$153,331,464
Number of Portfolio Holdings	8
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	56.7%
U.S. Fixed Income Funds	24.8
International Equity Funds	18.6
Other Investment Company	0.4
Net Other Assets (Liabilities)Footnote Reference^	(0.5)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Edge 75 VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	24.7%
iShares MSCI EAFE Min Vol Factor ETF	14.5
iShares MSCI USA Momentum Factor ETF	12.7
iShares MSCI USA Value Factor ETF	12.3
iShares MSCI USA Quality Factor ETF	12.2
iShares MSCI USA Min Vol Factor ETF	12.1
iShares MSCI USA Size Factor ETF	7.4
iShares MSCI Emerging Markets Min Vol Factor ETF	4.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Edge 75 VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Balanced VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Balanced VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$301,723,285
Number of Portfolio Holdings	13
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	30.5
International Equity Funds	19.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Balanced VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	21.5%
iShares 0-1 Year Treasury Bond ETF	21.3
iShares Core U.S. Aggregate Bond ETF	17.9
iShares Core S&P 500 ETF	9.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.8
iShares MSCI EAFE ETF	5.3
iShares MSCI Emerging Markets ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Balanced VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Balanced VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Balanced VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.72%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$301,723,285
Number of Portfolio Holdings	13
Portfolio Turnover Rate	20%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	30.5
International Equity Funds	19.9
Other Investment Company	0.2
Net Other Assets (Liabilities)Footnote Reference^	0.1
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Balanced VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	21.5%
iShares 0-1 Year Treasury Bond ETF	21.3
iShares Core U.S. Aggregate Bond ETF	17.9
iShares Core S&P 500 ETF	9.0
iShares Broad USD Investment Grade Corporate Bond ETF	6.1
iShares Core MSCI EAFE ETF	5.8
iShares MSCI EAFE ETF	5.3
iShares MSCI Emerging Markets ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.7

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Balanced VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Conservative VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Conservative VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.48%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$144,471,744
Number of Portfolio Holdings	13
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	64.1%
U.S. Equity Funds	20.7
International Equity Funds	14.5
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Conservative VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	31.0%
iShares 0-1 Year Treasury Bond ETF	21.2
iShares Core S&P Total U.S. Stock Market ETF	16.0
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares MSCI EAFE ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.5
iShares MSCI Emerging Markets ETF	1.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Conservative VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Conservative VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Conservative VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$144,471,744
Number of Portfolio Holdings	13
Portfolio Turnover Rate	17%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	64.1%
U.S. Equity Funds	20.7
International Equity Funds	14.5
Net Other Assets (Liabilities)Footnote Reference^	0.7
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Conservative VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core U.S. Aggregate Bond ETF	31.0%
iShares 0-1 Year Treasury Bond ETF	21.2
iShares Core S&P Total U.S. Stock Market ETF	16.0
iShares Broad USD Investment Grade Corporate Bond ETF	8.0
iShares Core S&P 500 ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares MSCI EAFE ETF	3.5
iShares 7-10 Year Treasury Bond ETF	2.9
iShares Core MSCI Emerging Markets ETF	2.5
iShares MSCI Emerging Markets ETF	1.9

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Conservative VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Growth VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Growth VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.51%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$233,405,251
Number of Portfolio Holdings	12
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	43.0%
U.S. Fixed Income Funds	29.0
International Equity Funds	27.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Growth VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	27.6%
iShares 0-1 Year Treasury Bond ETF	20.8
iShares Core S&P 500 ETF	15.4
iShares Core MSCI EAFE ETF	7.9
iShares MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	4.7
iShares MSCI Emerging Markets ETF	3.9
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Canada ETF	2.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Growth VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock iShares Tactical - Growth VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock iShares Tactical - Growth VP (the "Portfolio") seeks a combination of capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.76%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$233,405,251
Number of Portfolio Holdings	12
Portfolio Turnover Rate	19%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	43.0%
U.S. Fixed Income Funds	29.0
International Equity Funds	27.4
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.6
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock iShares Tactical - Growth VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
iShares Core S&P Total U.S. Stock Market ETF	27.6%
iShares 0-1 Year Treasury Bond ETF	20.8
iShares Core S&P 500 ETF	15.4
iShares Core MSCI EAFE ETF	7.9
iShares MSCI EAFE ETF	7.6
iShares Core U.S. Aggregate Bond ETF	4.8
iShares Core MSCI Emerging Markets ETF	4.7
iShares MSCI Emerging Markets ETF	3.9
iShares 7-10 Year Treasury Bond ETF	2.9
iShares MSCI Canada ETF	2.2

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock iShares Tactical - Growth VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock Real Estate Securities VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Real Estate Securities VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.90%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$208,606,300
Number of Portfolio Holdings	73
Portfolio Turnover Rate	52%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Real Estate	95.0%
Information Technology	1.0
Consumer Discretionary	0.7
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock Real Estate Securities VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Equinix, Inc., REIT	6.3%
Welltower, Inc., REIT	6.2
Prologis, Inc., REIT	5.5
Public Storage, REIT	3.0
WP Carey, Inc., REIT	2.9
Equity Residential, REIT	2.9
Iron Mountain, Inc., REIT	2.7
Mitsui Fudosan Co. Ltd.	2.6
Goodman Group, REIT	2.6
American Healthcare Inc., REIT	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Real Estate Securities VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock Real Estate Securities VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Real Estate Securities VP (the "Portfolio") seeks to maximize total return. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.15%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$208,606,300
Number of Portfolio Holdings	73
Portfolio Turnover Rate	52%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Real Estate	95.0%
Information Technology	1.0
Consumer Discretionary	0.7
Other Investment Company	1.7
Net Other Assets (Liabilities)Footnote Reference^	1.6
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock Real Estate Securities VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Equinix, Inc., REIT	6.3%
Welltower, Inc., REIT	6.2
Prologis, Inc., REIT	5.5
Public Storage, REIT	3.0
WP Carey, Inc., REIT	2.9
Equity Residential, REIT	2.9
Iron Mountain, Inc., REIT	2.7
Mitsui Fudosan Co. Ltd.	2.6
Goodman Group, REIT	2.6
American Healthcare Inc., REIT	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Real Estate Securities VP

Service Class

Semi-Annual Shareholder Report

Transamerica BlackRock Tactical Allocation VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Tactical Allocation VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$736,636,668
Number of Portfolio Holdings	18
Portfolio Turnover Rate	39%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	35.7
International Equity Funds	14.5
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock Tactical Allocation VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Core Bond VP, Initial Class	28.3%
Transamerica JPMorgan Enhanced Index VP, Initial Class	19.6
Transamerica WMC US Growth VP, Initial Class	13.0
Transamerica Large Cap Value, Class I2	12.2
Transamerica TSW International Equity VP, Initial Class	9.7
Transamerica Short-Term Bond, Class I2	5.5
Transamerica International Focus VP, Initial Class	3.2
Transamerica Small Cap Value, Class I2	1.6
Transamerica Small Cap Growth, Class I2	1.6
WisdomTree Japan Hedged Equity Fund	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Tactical Allocation VP

Initial Class

Semi-Annual Shareholder Report

Transamerica BlackRock Tactical Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica BlackRock Tactical Allocation VP (the "Portfolio") seeks capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$736,636,668
Number of Portfolio Holdings	18
Portfolio Turnover Rate	39%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	35.7
International Equity Funds	14.5
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)Footnote Reference^	0.3
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica BlackRock Tactical Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica Aegon Core Bond VP, Initial Class	28.3%
Transamerica JPMorgan Enhanced Index VP, Initial Class	19.6
Transamerica WMC US Growth VP, Initial Class	13.0
Transamerica Large Cap Value, Class I2	12.2
Transamerica TSW International Equity VP, Initial Class	9.7
Transamerica Short-Term Bond, Class I2	5.5
Transamerica International Focus VP, Initial Class	3.2
Transamerica Small Cap Value, Class I2	1.6
Transamerica Small Cap Growth, Class I2	1.6
WisdomTree Japan Hedged Equity Fund	1.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica BlackRock Tactical Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs 70/30 Allocation VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs 70/30 Allocation VP (the "Portfolio") seeks long-term capital appreciation with current income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$17,651,402
Number of Portfolio Holdings	13
Portfolio Turnover Rate	9%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	49.2%
U.S. Fixed Income Funds	29.1
International Equity Funds	21.2
Net Other Assets (Liabilities)Footnote Reference^	0.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs 70/30 Allocation VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Transamerica WMC US Growth VP, Initial Class	24.2%
Transamerica Large Cap Value, Class I2	20.1
Transamerica Core Bond, Class I2	16.0
Transamerica International Stock, Class I2	9.1
Transamerica International Equity, Class I2	7.9
Transamerica Bond, Class I2	7.3
Transamerica Aegon Core Bond VP, Initial Class	4.8
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.5
Transamerica Emerging Markets Equity, Class I2	2.1
Transamerica TSW International Equity VP, Initial Class	2.1

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs 70/30 Allocation VP

Service Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP (the "Portfolio") seeks to balance capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,385,286,151
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.1%
U.S. Equity Funds	36.4
International Equity Funds	15.9
Other Investment Company	4.8
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	19.9
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.7
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.1
State Street SPDR S&P 500 ETF Trust	4.8
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.2
iShares Core S&P Mid-Cap ETF	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP (the "Portfolio") seeks to balance capital appreciation and income. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$3,385,286,151
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	47.1%
U.S. Equity Funds	36.4
International Equity Funds	15.9
Other Investment Company	4.8
Net Other Assets (Liabilities)Footnote Reference^	(4.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard Total Bond Market ETF	20.2%
iShares Core U.S. Aggregate Bond ETF	19.9
Vanguard S&P 500 ETF	15.8
iShares Core S&P 500 ETF	10.7
Vanguard Intermediate-Term Corporate Bond ETF	7.0
Vanguard FTSE Developed Markets ETF	5.1
State Street SPDR S&P 500 ETF Trust	4.8
iShares Core MSCI Emerging Markets ETF	4.8
iShares Core MSCI EAFE ETF	4.2
iShares Core S&P Mid-Cap ETF	2.8

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

Service Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.36%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$365,949,790
Number of Portfolio Holdings	14
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.4%
U.S. Equity Funds	26.2
International Equity Funds	10.9
Other Investment Company	3.4
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.2
Vanguard S&P 500 ETF	7.4
State Street SPDR S&P 500 ETF Trust	7.4
iShares Core S&P 500 ETF	7.4
Vanguard Intermediate-Term Corporate Bond ETF	4.5
iShares Core MSCI Emerging Markets ETF	3.1
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP (the "Portfolio") seeks current income and preservation of capital. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$365,949,790
Number of Portfolio Holdings	14
Portfolio Turnover Rate	6%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Fixed Income Funds	62.4%
U.S. Equity Funds	26.2
International Equity Funds	10.9
Other Investment Company	3.4
Net Other Assets (Liabilities)Footnote Reference^	(2.9)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Schwab U.S. Aggregate Bond ETF	19.4%
Vanguard Total Bond Market ETF	19.3
iShares Core U.S. Aggregate Bond ETF	19.2
Vanguard S&P 500 ETF	7.4
State Street SPDR S&P 500 ETF Trust	7.4
iShares Core S&P 500 ETF	7.4
Vanguard Intermediate-Term Corporate Bond ETF	4.5
iShares Core MSCI Emerging Markets ETF	3.1
Vanguard FTSE Developed Markets ETF	2.9
iShares Core MSCI EAFE ETF	2.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

Service Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Growth ETF VP (the "Portfolio") seeks capital appreciation as a primary objective and income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,668,617,394
Number of Portfolio Holdings	13
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	54.9%
International Equity Funds	23.6
U.S. Fixed Income Funds	20.8
Other Investment Company	2.9
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Initial Class

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard S&P 500 ETF	19.2%
iShares Core S&P 500 ETF	17.4
State Street SPDR S&P 500 ETF Trust	10.4
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.6
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Initial Class

Semi-Annual Shareholder Report

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Goldman Sachs Managed Risk - Growth ETF VP (the "Portfolio") seeks capital appreciation as a primary objective and income as a secondary objective. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating ExpensesFootnote Reference*

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference†Footnote Reference‡
Footnote	Description
Footnote*	Does not include expenses of the underlying investments in which the Portfolio invests.
Footnote†	Annualized
Footnote‡	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,668,617,394
Number of Portfolio Holdings	13
Portfolio Turnover Rate	5%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
U.S. Equity Funds	54.9%
International Equity Funds	23.6
U.S. Fixed Income Funds	20.8
Other Investment Company	2.9
Net Other Assets (Liabilities)Footnote Reference^	(2.2)
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Vanguard S&P 500 ETF	19.2%
iShares Core S&P 500 ETF	17.4
State Street SPDR S&P 500 ETF Trust	10.4
Vanguard Total Bond Market ETF	7.5
iShares Core U.S. Aggregate Bond ETF	7.4
iShares Core MSCI Emerging Markets ETF	6.9
Vanguard Intermediate-Term Corporate Bond ETF	5.9
Vanguard FTSE Developed Markets ETF	5.6
iShares Core MSCI EAFE ETF	5.5
iShares MSCI EAFE ETF	5.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

Service Class

Semi-Annual Shareholder Report

Transamerica Great Lakes Advisors Large Cap Value VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica Great Lakes Advisors Large Cap Value VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.92%Footnote Reference*Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$87,953,202
Number of Portfolio Holdings	45
Portfolio Turnover Rate	15%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Industrials	17.9%
Financials	17.4
Information Technology	14.0
Consumer Discretionary	12.2
Health Care	10.8
Communication Services	7.2
Materials	6.0
Energy	4.9
Consumer Staples	3.0
Real Estate	2.6
Utilities	2.5
Net Other Assets (Liabilities)Footnote Reference^	1.5
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Great Lakes Advisors Large Cap Value VP

Service Class

Top Holdings (Percentage of Net Assets)

Table Summary
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3
Microsoft Corp.	4.2
JPMorgan Chase & Co.	3.7
Exxon Mobil Corp.	3.3
RTX Corp.	2.8
Wells Fargo & Co.	2.7
Quanta Services, Inc.	2.7
Linde PLC	2.6
Parker-Hannifin Corp.	2.6

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica Great Lakes Advisors Large Cap Value VP

Service Class

Semi-Annual Shareholder Report

Transamerica International Focus VP

Initial Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica International Focus VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.83%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$288,751,259
Number of Portfolio Holdings	31
Portfolio Turnover Rate	30%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	27.5%
Industrials	20.7
Consumer Discretionary	12.5
Consumer Staples	11.0
Health Care	8.6
Financials	7.7
Communication Services	5.0
Materials	3.8
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus VP

Initial Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	22.0%
Canada	9.8
France	8.4
United Kingdom	7.5
Taiwan	7.5
Switzerland	7.5
United States	6.5
Republic of Korea	6.4
Netherlands	6.1
Germany	4.3

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
SK Hynix, Inc.	6.4
Safran SA	5.4
Ajinomoto Co., Inc.	5.4
ASML Holding NV	4.0
Hoya Corp.	3.8
Linde PLC	3.8
Keyence Corp.	3.8
ITOCHU Corp.	3.6
Compass Group PLC	3.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus VP

Initial Class

Semi-Annual Shareholder Report

Transamerica International Focus VP

Service Class

Ticker: N/A

June 30, 2026

Portfolio Overview

Transamerica International Focus VP (the "Portfolio") seeks long-term capital appreciation. This semi-annual shareholder report contains important information for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.08%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized
Footnote†	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Key Portfolio Statistics

Table Summary
Total Net Assets	$288,751,259
Number of Portfolio Holdings	31
Portfolio Turnover Rate	30%

What did the Portfolio invest in?

Asset Allocation (Percentage of Net Assets)

Table Summary
Common Stocks
Information Technology	27.5%
Industrials	20.7
Consumer Discretionary	12.5
Consumer Staples	11.0
Health Care	8.6
Financials	7.7
Communication Services	5.0
Materials	3.8
Net Other Assets (Liabilities)Footnote Reference^	3.2
Footnote	Description
Footnote^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica International Focus VP

Service Class

Top Country Allocation (Percentage of Net Assets)

Table Summary
Japan	22.0%
Canada	9.8
France	8.4
United Kingdom	7.5
Taiwan	7.5
Switzerland	7.5
United States	6.5
Republic of Korea	6.4
Netherlands	6.1
Germany	4.3

Top Holdings (Percentage of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.5%
SK Hynix, Inc.	6.4
Safran SA	5.4
Ajinomoto Co., Inc.	5.4
ASML Holding NV	4.0
Hoya Corp.	3.8
Linde PLC	3.8
Keyence Corp.	3.8
ITOCHU Corp.	3.6
Compass Group PLC	3.5

Additional Information

Additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings, proxy voting information, which is included in the statement of additional information, and other important information can be found on the Portfolio's website at transamerica.com/annuities/prospectus or by scanning the QR code. The Portfolio's proxy voting records for the most recent 12-month period ended June 30, updated no later than August 31 of each year, are available at https://vds.issgovernance.com/vds/#/MjI5Nw==/FundFamily=1331 click on reset filters and select your Fund.

Householding

Every year we provide shareholders informative materials such as the Annual Report, the Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, call a Transamerica Customer Service Representative toll free at 800-851-9777, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days after receiving your request.

Transamerica International Focus VP

Service Class

SEMI-ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the six months ended June 30, 2026

This semi-annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2026 to June 30, 2026. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class 1	$15	0.30%*

*Annualized.

Key fund statistics

Fund net assets (in millions)	$28,335

Total number of portfolio holdings	2,165

Portfolio turnover rate including mortgage dollar roll transactions	51%

Portfolio turnover rate excluding mortgage dollar roll transactions	42%

Portfolio holdings by asset type (percent of net assets)

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending December 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Availability of additional information

Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at capitalgroup.com/AFIS-literature-1.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1SRX-070-0826 © 2026 Capital Group. All rights reserved.

(b)	Not Applicable.

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6:	Investments.

(a)	The Schedule of Investments are included within the Financial Statements filed under 7(a) of this Form.

(b)	Not applicable.

Item 7	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica 60/40 Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 15.1%
Transamerica MSCI EAFE Index VP, Initial Class (A)	698,924	$ 12,587,620
U.S. Equity Fund - 45.3%
Transamerica S&P 500 Index VP, Initial Class (A)	1,209,088	37,808,183
U.S. Fixed Income Funds - 39.7%
Transamerica Core Bond, Class I2 (A)	1,930,287	16,523,259
Transamerica Short-Term Bond, Class I2 (A)	1,690,844	16,604,087
		33,127,346
Total Investment Companies (Cost $66,052,286)		83,523,149
Total Investments (Cost $66,052,286)		83,523,149
Net Other Assets (Liabilities) - (0.1)%		(62,298)
Net Assets - 100.0%		$ 83,460,851
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$83,523,149	$—	$—	$83,523,149
Total Investments	$83,523,149	$—	$—	$83,523,149
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)
There were no transfers in or out of Level 3 during the period ended June 30, 2026. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $66,052,286)	$83,523,149
Receivables and other assets:
Affiliated investments sold	91,033
Dividends from affiliated investments	125,410
Prepaid expenses	335
Total assets	83,739,927
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	125,455
Shares of beneficial interest redeemed	13,884
Due to custodian	91,033
Investment management fees	8,814
Distribution and service fees	18,363
Transfer agent costs	159
Trustee and CCO fees	441
Audit and tax fees	11,536
Custody fees	551
Legal fees	238
Printing and shareholder reports fees	1,012
Other accrued expenses	7,590
Total liabilities	279,076
Net assets	$83,460,851
Net assets consist of:
Capital stock ($0.01 par value)	$53,120
Additional paid-in capital	57,325,389
Total distributable earnings (accumulated losses)	26,082,342
Net assets	$83,460,851
Shares outstanding	5,312,044
Net asset value and offering price per share	$15.71
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$692,813
Interest income from unaffiliated investments	151
Total investment income	692,964
Expenses:
Investment management fees	123,211
Distribution and service fees	102,676
Transfer agent costs	454
Trustee and CCO fees	2,089
Audit and tax fees	12,610
Custody fees	685
Legal fees	3,112
Printing and shareholder reports fees	2,413
Other	6,968
Total expenses before waiver and/or reimbursement and recapture	254,218
Expenses waived and/or reimbursed	(73,927)
Net expenses	180,291
Net investment income (loss)	512,673
Net realized gain (loss) on:
Affiliated investments	2,469,092
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,103,470
Net realized and change in unrealized gain (loss)	4,572,562
Net increase (decrease) in net assets resulting from operations	$5,085,235
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$512,673	$1,643,625
Net realized gain (loss)	2,469,092	4,404,726
Net change in unrealized appreciation (depreciation)	2,103,470	5,131,474
Net increase (decrease) in net assets resulting from operations	5,085,235	11,179,825
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(6,213,541)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,213,541)
Capital share transactions:
Proceeds from shares sold	3,676,730	6,855,244
Dividends and/or distributions reinvested	—	6,213,541
Cost of shares redeemed	(9,088,335)	(14,255,059)
Net increase (decrease) in net assets resulting from capital share transactions	(5,411,605)	(1,186,274)
Net increase (decrease) in net assets	(326,370)	3,780,010
Net assets:
Beginning of period/year	83,787,221	80,007,211
End of period/year	$83,460,851	$83,787,221
Capital share transactions - shares:
Shares issued	246,007	471,865
Shares reinvested	—	436,958
Shares redeemed	(599,665)	(996,917)
Net increase (decrease) in shares outstanding	(353,658)	(88,094)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$14.79	$13.91	$12.71	$11.10	$13.63	$12.46
Investment operations:
Net investment income (loss)(A)	0.09	0.29	0.28	0.24	0.18	0.14
Net realized and unrealized gain (loss)	0.83	1.74	1.28	1.52	(2.04)	1.51
Total investment operations	0.92	2.03	1.56	1.76	(1.86)	1.65
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.20)	(0.15)	(0.13)	(0.12)
Net realized gains	—	(0.83)	(0.16)	—	(0.54)	(0.36)
Total dividends and/or distributions to shareholders	—	(1.15)	(0.36)	(0.15)	(0.67)	(0.48)
Net asset value, end of period/year	$15.71	$14.79	$13.91	$12.71	$11.10	$13.63
Total return(B)	6.22%(C)	14.90%	12.33%	15.95%	(13.80)%	13.29%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$83,461	$83,787	$80,007	$78,243	$48,484	$54,506
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.62%(E)	0.63%	0.62%	0.64%	0.65%	0.63%
Including waiver and/or reimbursement and recapture(F)	0.44%(E)	0.45%	0.44%	0.46%	0.47%	0.45%
Net investment income (loss) to average net assets	1.25%(E)	2.04%	2.09%	2.02%	1.54%	1.05%
Portfolio turnover rate	5%(C)	14%	7%	9%	44%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2027. These amounts are not subject to recapture by TAM.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing in underlying Transamerica mutual funds (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio's financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Index tracking risk: While certain underlying portfolios may seek to track the performance of an index (i.e., achieve a high degree of correlation with the applicable index), the returns of any underlying portfolios that seek to track an index may not match the returns of the applicable index.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28
TAM has contractually agreed to waive 0.18% of the average daily net assets from its management fee through May 1, 2027.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$3,920,787	$9,514,202
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$66,052,286	$17,545,404	$(74,541)	$17,470,863
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).
Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.
The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark for the past 5- year period and below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1- and 3-year periods.
Management Fee and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT – CONTRACT RENEWAL (continued)
sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.
Benefits to TAM and its Affiliates from their Relationships with the Portfolio
The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Management Agreement.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Aegon Bond VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 43.2%
Aerospace & Defense - 1.1%
Boeing Co.
5.81%, 05/01/2050	$ 1,954,000	$ 1,930,485
5.93%, 05/01/2060	2,638,000	2,594,937
6.53%, 05/01/2034	1,616,000	1,758,069
6.86%, 05/01/2054	1,802,000	2,025,218
General Electric Co.
4.50%, 03/11/2044	3,512,000	3,131,764
5.88%, 01/14/2038	610,000	648,436
HEICO Corp.
5.35%, 08/01/2033	3,427,000	3,483,063
Hexcel Corp.
4.90%, 05/15/2031	3,655,000	3,643,971
TransDigm, Inc.
6.13%, 07/31/2034 (A)	724,000	723,069
		19,939,012
Automobile Components - 0.3%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.38%, 04/15/2034 (A)	635,000	633,730
Goodyear Tire & Rubber Co.
8.88%, 07/15/2032	3,070,000	3,096,649
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,374,000	2,335,553
		6,065,932
Automobiles - 0.7%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	2,300,000	2,304,368
6.15%, 07/15/2035	1,773,000	1,847,634
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,430,000	4,500,342
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (A)	4,020,000	3,973,159
		12,625,503
Banks - 5.6%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	1,800,000	1,811,559
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,745,000	3,395,214
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	5,878,000	5,789,079
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	4,099,000	4,194,607
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	5,420,000	5,278,332
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	2,450,000	2,411,522
BNP Paribas SA
Fixed until 11/17/2027, 9.25% (A)(B)(C)	4,494,000	4,707,380
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	$ 1,663,000	$ 1,813,646
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	4,005,000	3,996,639
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (B), 07/13/2029	2,072,000	2,074,861
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,074,000	3,625,668
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	2,860,000	2,792,364
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	4,128,000	4,021,163
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)(D)	2,578,000	2,979,357
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,669,000	3,693,852
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	1,401,000	1,390,908
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,847,000	3,783,549
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,766,000	1,819,775
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	6,650,000	6,567,820
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	2,121,000	2,110,462
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	3,667,000	3,573,786
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	3,260,000	3,382,129
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	2,305,000	2,264,528
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	2,240,000	2,197,764
Fixed until 05/09/2035, 5.58% (B), 05/09/2036 (A)	5,091,000	5,183,068
Fixed until 11/13/2028, 9.25% (A)(B)(C)	2,661,000	2,864,173
Uzbek Industrial & Construction Bank ATB
8.95%, 07/24/2029 (A)	3,908,000	4,193,247
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	3,375,000	3,421,102
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	3,152,000	3,230,865
		98,568,419
Beverages - 0.3%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	5,086,000	4,964,565
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Biotechnology - 0.8%
Amgen, Inc.
2.80%, 08/15/2041	$ 2,089,000	$ 1,513,249
5.60%, 03/02/2043	1,831,000	1,819,973
CSL Finance PLC
4.63%, 04/27/2042 (A)	3,291,000	2,910,893
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,658,000	2,680,208
Royalty Pharma PLC
5.20%, 09/25/2035	2,010,000	1,991,481
5.40%, 09/02/2034	2,790,000	2,815,980
		13,731,784
Building Products - 0.2%
Builders FirstSource, Inc.
6.38%, 06/15/2032 (A)	1,654,000	1,678,534
Vulcan Materials Co.
5.35%, 12/01/2034	2,491,000	2,530,020
		4,208,554
Capital Markets - 0.5%
Ares Capital Corp.
5.25%, 04/12/2031	4,622,000	4,490,717
Ares Strategic Income Fund
5.45%, 09/09/2028	1,600,000	1,584,357
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,300,000	1,279,309
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)	2,109,000	2,093,707
		9,448,090
Chemicals - 0.9%
ASP Unifrax Holdings, Inc.
PIK Rate 1.25%, Cash Rate 5.85%, 09/30/2029 (A)(E)	736,659	3,683
CF Industries, Inc.
5.30%, 11/26/2035	3,769,000	3,755,634
FMC Corp.
8.00%, 06/01/2031 (A)	977,000	1,016,851
OCP SA
6.75%, 05/02/2034 (A)	2,252,000	2,365,689
Olympus Water U.S. Holding Corp.
7.25%, 02/15/2033 (A)	5,163,000	5,106,040
Orbia Advance Corp. SAB de CV
6.80%, 05/13/2030 (A)	2,822,000	2,807,759
Westlake Corp.
5.55%, 11/15/2035 (D)	1,170,000	1,159,787
		16,215,443
Commercial Services & Supplies - 1.7%
ADT Security Corp.
4.13%, 08/01/2029 (A)	3,829,000	3,671,202
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,361,000	2,385,264
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,917,000	4,944,370
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	2,505,000	2,499,213
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (A)	$ 3,600,000	$ 3,584,492
Herc Holdings, Inc.
5.75%, 03/15/2031 (A)	2,855,000	2,851,391
7.00%, 06/15/2030 (A)	3,273,000	3,389,413
Quanta Services, Inc.
2.90%, 10/01/2030	2,182,000	2,029,854
5.25%, 08/09/2034	1,496,000	1,512,943
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,193,000	1,171,664
Veralto Corp.
5.45%, 09/18/2033	2,700,000	2,768,693
		30,808,499
Communications Equipment - 0.7%
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)	638,000	646,968
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,211,000	2,205,682
Orange SA
4.75%, 01/13/2033 (A)	2,001,000	1,963,041
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,919,000	1,810,886
3.88%, 04/15/2030	1,407,000	1,363,348
5.00%, 02/15/2036	2,220,000	2,171,643
Verizon Communications, Inc.
1.75%, 01/20/2031	893,000	784,419
4.75%, 01/15/2033	2,100,000	2,067,370
		13,013,357
Construction & Engineering - 0.4%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	1,522,000	1,454,489
6.63%, 09/15/2033 (A)	833,000	841,129
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,548,882	1,548,225
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	3,623,000	3,692,054
		7,535,897
Consumer Staples Distribution & Retail - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,705,000	3,224,050
InRetail Consumer
3.25%, 03/22/2028 (A)	1,843,000	1,775,636
		4,999,686
Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,958,000	2,954,294
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	1,819,000	1,859,600
Owens-Brockway Glass Container, Inc.
9.50%, 06/01/2033 (A)	3,066,000	3,140,718
Sonoco Products Co.
5.75%, 11/01/2040 (D)	1,937,000	1,962,980
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
WRKCo, Inc.
3.90%, 06/01/2028	$ 2,336,000	$ 2,305,224
		12,222,816
Diversified REITs - 0.9%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	2,839,000	2,782,157
Safehold GL Holdings LLC
6.10%, 04/01/2034 (D)	2,749,000	2,878,875
SBA Tower Trust
6.60%, 11/15/2052 (A)	5,033,000	5,083,341
VICI Properties LP
4.95%, 02/15/2030	2,930,000	2,921,962
WP Carey, Inc.
5.20%, 09/15/2036 (F)	2,258,000	2,228,316
		15,894,651
Electric Utilities - 3.2%
AEP Transmission Co. LLC
5.25%, 06/01/2036	8,508,000	8,538,880
Black Hills Corp.
3.15%, 01/15/2027	2,064,000	2,049,951
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	2,248,261	2,282,233
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	3,777,000	3,596,331
5.88%, 01/15/2066	1,891,000	1,847,686
Duke Energy Corp.
4.95%, 09/15/2035	4,275,000	4,183,574
5.00%, 12/08/2027	1,395,000	1,405,682
Duke Energy Indiana LLC
4.95%, 03/15/2036	941,000	924,911
Edison International
4.80%, 03/15/2031	4,399,000	4,279,683
Emera U.S. Finance LLC
Fixed until 07/01/2031, 6.65% (B), 10/01/2056	5,517,000	5,586,536
Generadora de Gatun SA
6.87%, 09/30/2044 (A)	1,928,000	1,991,786
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,588,000	1,563,539
NRG Energy, Inc.
3.63%, 02/15/2031 (A)	1,408,000	1,307,544
6.00%, 02/01/2033 (A)	186,000	186,993
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,222,000	1,096,345
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	5,286,000	5,271,736
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	4,612,000	4,485,673
5.35%, 01/31/2036 (A)	3,375,000	3,307,496
6.88%, 04/15/2032 (A)	2,209,000	2,287,848
		56,194,427
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	418,000	413,711
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
5.88%, 04/10/2034	$ 2,195,000	$ 2,259,035
Hubbell, Inc.
5.15%, 06/15/2036	3,790,000	3,773,231
Keysight Technologies, Inc.
4.95%, 10/15/2034	1,418,000	1,402,533
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,916,000	1,863,545
Tyco Electronics Group SA
5.00%, 05/09/2035	3,574,000	3,545,874
		12,844,218
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)(F)	1,193,000	1,211,809
Financial Services - 1.9%
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	2,076,000	2,041,701
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	3,427,000	3,503,887
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	4,261,000	4,117,983
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	3,630,000	3,533,613
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	4,800,000	4,936,673
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,696,000	1,683,277
Mexico Remittances Funding Fiduciary Estate Management SARL
12.50%, 10/15/2031 (A)	5,171,000	5,569,167
Rocket Cos., Inc.
6.38%, 08/01/2033 (A)	2,359,000	2,399,019
UWM Holdings LLC
6.25%, 03/15/2031 (A)	3,834,000	3,416,950
6.63%, 02/01/2030 (A)	2,113,000	1,968,862
		33,171,132
Food Products - 2.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	3,639,000	3,465,585
6.25%, 03/15/2033 (A)	467,000	462,886
BAT Capital Corp.
4.54%, 08/15/2047	3,232,000	2,664,358
5.63%, 08/15/2035 (D)	4,217,000	4,345,700
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	4,146,000	4,119,547
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,814,000	2,849,491
Imperial Brands Finance PLC
4.88%, 02/07/2032 (A)(F)	2,990,000	2,971,014
5.63%, 07/01/2035 (A)	3,377,000	3,407,368
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	4,713,000	4,706,146
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Kraft Heinz Foods Co.
5.20%, 07/15/2045	$ 2,939,000	$ 2,621,582
Kroger Co.
5.00%, 09/15/2034	2,128,000	2,099,886
Philip Morris International, Inc.
4.25%, 11/10/2044	3,126,000	2,627,042
4.63%, 10/29/2035	1,714,000	1,650,169
Pilgrim's Pride Corp.
6.88%, 05/15/2034	2,210,000	2,387,869
		40,378,643
Gas Utilities - 0.1%
Promigas SA ESP/Gases del Pacifico SAC
Fixed until 06/24/2031, 7.75% (B), 06/24/2056 (A)	1,150,000	1,168,400
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.
5.65%, 12/15/2035	2,194,000	2,176,276
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (A)	2,877,000	2,859,949
VSP Optical Group, Inc.
5.65%, 06/01/2036 (A)	3,503,000	3,519,540
		8,555,765
Health Care Providers & Services - 1.7%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	2,372,000	2,238,291
Cigna Group
2.40%, 03/15/2030	1,795,000	1,658,121
5.25%, 01/15/2036	2,845,000	2,852,292
HCA, Inc.
4.90%, 11/15/2035	3,508,000	3,397,338
6.00%, 04/01/2054	2,879,000	2,843,941
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	2,608,000	2,521,114
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	4,913,000	4,898,241
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,802,000	3,704,486
Tenet Healthcare Corp.
5.13%, 11/01/2027	1,190,000	1,189,988
5.50%, 11/15/2032 (A)	3,065,000	3,047,701
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,910,000	1,927,397
		30,278,910
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (A)	1,393,000	1,406,606
6.13%, 02/15/2033 (A)	2,202,000	2,228,743
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,076,000	2,966,550
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,105,000	2,089,323
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc.
5.10%, 05/01/2038	$ 2,702,000	$ 2,605,780
MGM Resorts International
4.75%, 10/15/2028	2,066,000	2,051,363
6.13%, 09/15/2029	2,637,000	2,662,866
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	3,676,000	3,560,464
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	1,947,000	1,950,039
		21,521,734
Household Durables - 0.1%
Newell Brands, Inc.
6.38%, 05/15/2030 (D)	1,424,000	1,443,362
Insurance - 1.2%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (A)	1,215,000	1,224,181
Brown & Brown, Inc.
5.25%, 06/23/2032	917,000	917,921
5.55%, 06/23/2035 (D)	3,536,000	3,528,364
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	6,468,000	6,476,334
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,393,000	1,422,874
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,200,000	2,254,756
Prudential Financial, Inc.
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	1,675,000	1,654,469
Fixed until 09/15/2028, 5.70% (B), 09/15/2048	3,645,000	3,652,104
		21,131,003
Internet & Catalog Retail - 1.2%
Alphabet, Inc.
5.50%, 02/15/2046	2,709,000	2,668,756
AppLovin Corp.
5.50%, 12/01/2034	2,999,000	3,026,113
Booking Holdings, Inc.
5.38%, 05/07/2036	914,000	915,243
Expedia Group, Inc.
5.40%, 02/15/2035 (D)	2,695,000	2,667,458
Meta Platforms, Inc.
4.55%, 05/15/2031	3,266,000	3,248,427
5.25%, 05/15/2036	4,412,000	4,380,858
Uber Technologies, Inc.
4.80%, 09/15/2034	1,595,000	1,565,053
5.35%, 09/15/2054	2,269,000	2,118,189
		20,590,097
IT Services - 0.6%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	1,311,000	1,250,463
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,955,000	2,883,494
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	$ 3,332,000	$ 3,264,426
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	1,582,000	1,542,961
5.13%, 04/15/2029 (A)	695,000	677,991
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029 (A)	2,036,000	1,981,394
		11,600,729
Machinery - 0.3%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,648,000	3,453,226
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,634,000	2,682,478
		6,135,704
Media - 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	2,905,000	2,242,095
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	1,505,000	1,505,775
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,602,439
Fox Corp.
5.48%, 01/25/2039	3,040,000	2,945,790
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (A)	4,862,000	4,798,622
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,224,532
5.50%, 05/15/2029 (A)	4,006,000	3,802,308
		19,121,561
Metals & Mining - 0.4%
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,764,000	2,467,869
5.20%, 07/01/2033 (A)	2,400,000	2,401,617
PLS Group Ltd.
6.88%, 05/01/2031 (A)	2,008,000	2,055,962
		6,925,448
Mortgage Real Estate Investment Trusts - 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	6,079,000	6,043,535
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (A)(F)	372,000	373,112
6.00%, 04/15/2030 (A)	1,548,000	1,553,638
6.50%, 07/01/2030 (A)	2,799,000	2,858,394
		10,828,679
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	2,110,000	2,130,094
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 4.7%
Cheniere Energy Partners LP
4.00%, 03/01/2031	$ 3,762,000	$ 3,619,245
4.50%, 10/01/2029	2,177,000	2,162,499
Crescent Energy Finance LLC
7.75%, 07/31/2029 (A)	1,819,000	1,823,529
Diamondback Energy, Inc.
5.15%, 01/30/2030	3,341,000	3,387,638
Ecopetrol SA
8.38%, 01/19/2036	3,443,000	3,728,863
Enbridge, Inc.
4.90%, 06/20/2030	1,050,000	1,053,544
5.45%, 03/27/2036	1,062,000	1,073,386
5.63%, 04/05/2034	3,844,000	3,957,530
Energy Transfer LP
6.00%, 06/15/2048	3,677,000	3,570,262
Equinor ASA
4.75%, 11/14/2035	5,193,000	5,056,765
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (A)	616,000	613,413
Expand Energy Corp.
5.38%, 03/15/2030	1,454,000	1,459,272
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,539,000	3,681,147
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	2,009,000	2,051,044
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,481,000	1,503,359
Harvest Midstream I LP
6.75%, 05/15/2034 (A)	1,631,000	1,654,249
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	2,072,000	2,114,348
Matador Resources Co.
6.00%, 04/15/2034 (A)	645,000	628,816
NuStar Logistics LP
5.63%, 04/28/2027	1,996,000	2,001,385
ONEOK, Inc.
6.10%, 11/15/2032	3,671,000	3,858,904
Petroleos Mexicanos
6.84%, 01/23/2030	3,043,000	3,125,347
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	3,347,000	3,413,358
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,930,419	2,014,713
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	3,932,000	3,846,897
Sunoco LP
5.63%, 03/15/2031 (A)	548,000	544,003
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,430,000	1,356,078
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,963,000	3,885,535
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	2,560,000	2,534,366
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	$ 3,521,000	$ 3,789,832
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	1,366,000	1,397,634
6.75%, 01/15/2036 (A)	1,656,000	1,755,850
7.50%, 05/01/2033 (A)	2,012,000	2,208,196
Western Midstream Operating LP
6.15%, 04/01/2033	2,688,000	2,803,632
YPF SA
9.50%, 01/17/2031 (A)	1,338,000	1,419,738
		83,094,377
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,790,000	1,795,445
Passenger Airlines - 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,150,567	1,078,929
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,752,500	2,750,127
		3,829,056
Pharmaceuticals - 1.5%
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	4,435,000	2,837,992
Bayer U.S. Finance II LLC
4.20%, 07/15/2034 (A)	2,009,000	1,865,492
5.50%, 07/30/2035 (A)	1,029,000	1,027,420
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	3,000,000	2,670,445
Cencora, Inc.
4.90%, 02/13/2036	1,712,000	1,668,024
CVS Health Corp.
5.45%, 09/15/2035	3,409,000	3,453,100
6.00%, 06/01/2044	2,023,000	2,042,988
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,902,000	4,051,064
Organon & Co./Organon Foreign Debt Co- Issuer BV
6.75%, 05/15/2034 (A)	2,003,000	2,112,889
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	1,902,000	1,802,220
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	3,004,000	2,997,476
		26,529,110
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	3,267,000	3,308,634
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032 (F)	1,902,000	1,888,960
		5,197,594
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031	2,852,000	2,815,793
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	$ 4,511,000	$ 3,831,917
4.95%, 01/15/2036	1,961,000	1,926,092
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,427,000	2,465,961
5.90%, 01/25/2033 (A)	2,610,000	2,720,273
Intel Corp.
4.80%, 10/01/2041	2,618,000	2,341,285
Kioxia Holdings Corp.
6.63%, 07/24/2033 (A)	4,250,000	4,445,062
Microchip Technology, Inc.
5.05%, 03/15/2029	2,581,000	2,601,009
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.25%, 08/19/2035	3,978,000	3,979,261
		24,310,860
Software - 1.4%
CoreWeave, Inc.
9.75%, 10/01/2031 (A)	1,417,000	1,413,874
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	4,942,000	4,621,227
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	842,000	880,826
Oracle Corp.
5.70%, 02/04/2036	2,988,000	2,893,743
5.88%, 09/26/2045	2,246,000	1,966,087
5.95%, 09/26/2055	2,252,000	1,913,790
6.90%, 11/09/2052	1,732,000	1,660,636
Roper Technologies, Inc.
4.90%, 10/15/2034	2,177,000	2,104,045
Salesforce, Inc.
5.55%, 03/15/2036	1,855,000	1,853,593
ServiceNow, Inc.
5.40%, 05/15/2036	1,910,000	1,909,021
Synopsys, Inc.
5.15%, 04/01/2035	1,896,000	1,885,165
5.70%, 04/01/2055	1,358,000	1,316,970
		24,418,977
Specialized REITs - 0.2%
Iron Mountain, Inc.
6.25%, 01/15/2035 (A)	3,920,000	3,935,280
Transportation Infrastructure - 0.8%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,476,000	3,445,570
GXO Logistics, Inc.
2.65%, 07/15/2031	4,409,000	3,908,096
6.50%, 05/06/2034	2,033,000	2,132,106
MV24 Capital BV
6.75%, 06/01/2034 (A)	1,832,817	1,822,105
United Parcel Service, Inc.
5.25%, 05/14/2035 (D)	2,114,000	2,156,554
		13,464,431
Total Corporate Debt Securities (Cost $760,270,354)		765,278,557
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 16.6%
U.S. Treasury - 16.2%
U.S. Treasury Bonds
1.63%, 11/15/2050 (G)	$ 11,197,000	$ 5,852,619
1.25%, 05/15/2050	34,850,200	16,583,795
1.38%, 11/15/2040	8,276,000	5,349,981
1.88%, 11/15/2051	10,130,000	5,567,543
2.00%, 02/15/2050 (G)	7,453,000	4,342,828
2.25%, 05/15/2041	5,208,000	3,796,551
2.25%, 08/15/2046 (G)	5,162,000	3,366,794
2.38%, 02/15/2042	12,782,400	9,322,164
2.50%, 02/15/2045	7,706,000	5,404,434
2.75%, 08/15/2042 (G)	11,403,100	8,710,008
2.88%, 08/15/2045 (G)	7,972,000	5,915,473
2.88%, 05/15/2049	9,973,000	7,082,778
3.00%, 08/15/2048	9,816,000	7,191,370
3.63%, 05/15/2053	4,056,000	3,241,473
3.88%, 02/15/2043 - 05/15/2043	32,222,000	28,486,811
4.00%, 11/15/2052	5,449,000	4,662,301
4.13%, 08/15/2044	2,268,000	2,051,123
4.25%, 08/15/2054	3,458,000	3,087,346
4.50%, 02/15/2044 - 11/15/2054	19,032,000	17,923,420
4.63%, 05/15/2044 - 11/15/2055	62,708,000	60,093,706
4.75%, 11/15/2043 - 02/15/2056	17,128,600	16,687,930
U.S. Treasury Notes
1.25%, 08/15/2031	4,215,600	3,643,365
3.88%, 08/15/2033 - 08/15/2034	14,291,000	13,879,131
4.13%, 07/31/2031 - 04/30/2033	18,761,900	18,571,679
4.25%, 03/31/2033	14,764,000	14,717,862
4.38%, 05/15/2036	2,026,600	2,015,834
4.50%, 11/15/2033	8,809,000	8,897,434
		286,445,753
U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	9,639,926	7,320,294
		7,320,294
Total U.S. Government Obligations (Cost $311,962,373)		293,766,047
MORTGAGE-BACKED SECURITIES - 14.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,708,249
20 Times Square Trust
Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	5,148,000	4,839,120
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	4,670,334	4,682,390
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	1,901,247	1,865,959
Banc of America Funding Trust
Series 2005-D, Class A1, 5.37% (B), 05/25/2035	496,595	479,998
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust
Series 2018-TALL, Class D, 1-Month Term SOFR + 1.65%, 5.27% (B), 03/15/2037 (A)	$ 5,000,000	$ 4,454,747
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	2,128,572	2,140,106
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	1,614,177	1,618,150
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	3,527,320	3,531,666
Series 2026-NQM5, Class A1, 5.36% (B), 06/25/2066 (A)	8,043,747	8,026,132
BX Trust
Series 2025-ARIA, Class A, 5.20% (B), 12/13/2042 (A)	7,608,000	7,621,863
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10% (B), 12/13/2040 (A)	5,860,000	5,819,422
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,902,676	1,908,378
Series 2024-3, Class A1, 6.39% (B), 06/25/2069 (A)	6,398,752	6,437,384
Series 2024-4, Class A1, 5.95% (B), 07/25/2069 (A)	1,157,758	1,162,316
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	6,184,301	6,125,498
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	4,038,013	4,002,911
Series 2026-NQM1, Class A1, 4.70% (B), 02/25/2061 (A)	7,732,349	7,619,616
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	5,195,868	5,154,951
Series 2026-NQM6, Class A1, 5.27% (B), 05/25/2071 (A)	8,587,767	8,550,645
Series 2026-NQM7, Class A1, 5.46% (B), 06/25/2071 (A)	8,491,131	8,468,083
CSMC Trust
Series 2020-RPL4, Class A1, 2.00% (B), 01/25/2060 (A)	7,953,925	7,143,063
DOLP Trust
Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,720,612
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (B), 11/13/2042 (A)	2,600,000	2,565,087
GCAT Trust
Series 2023-NQM1, Class A1, 6.01% (B), 01/25/2059 (A)	3,113,030	3,117,391
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	4,555,012	4,505,181
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	4,996,001	4,924,328
Series 2026-NQM3, Class A1, 5.41% (B), 04/25/2071 (A)	8,902,248	8,872,287
HarborView Mortgage Loan Trust
Series 2006-7, Class 2A1A, 1-Month Term SOFR + 0.51%, 4.15% (B), 09/19/2046	86,772	82,259
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	$ 6,837,000	$ 6,944,947
LBTY Commercial Mortgage Trust
Series 2026-225L, Class A, 4.75% (B), 02/10/2043 (A)	3,926,000	3,857,620
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,511,000	3,398,238
MetLife Securitization Trust
Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	855,742	815,739
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,875,704	2,634,951
Mill City Mortgage Loan Trust
Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	456,712	447,611
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.73% (B), 01/26/2071 (A)	4,337,381	4,272,698
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	3,033,039	2,935,816
Series 2019-2A, Class A1, 4.25% (B), 12/25/2057 (A)	3,598,329	3,496,793
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	2,171,762	2,016,484
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	1,952,703	1,828,208
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,583,906	1,480,261
Series 2019-RPL2, Class A1, 3.25% (B), 02/25/2059 (A)	2,404,435	2,334,494
Series 2020-1A, Class A1B, 3.50% (B), 10/25/2059 (A)	5,422,380	5,040,255
OBX Trust
Series 2024-NQM14, Class A1, 4.94% (B), 09/25/2064 (A)	1,865,048	1,855,451
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	2,478,332	2,487,937
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	904,088	906,280
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	2,387,934	2,401,679
Series 2024-NQM8, Class A1, 6.23% (B), 05/25/2064 (A)	1,483,202	1,490,730
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	5,424,656	5,392,142
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	1,516,410	1,519,315
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	5,194,510	5,150,819
Series 2026-NQM3, Class A1, 4.65% (B), 01/25/2066 (A)	8,176,486	8,050,246
Series 2026-NQM7, Class A1, 5.22% (B), 04/25/2066 (A)	4,142,598	4,119,448
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Reperforming Loan Trust REMICS
Series 2006-R1, Class AF1, 1-Month Term SOFR + 0.45%, 4.10% (B), 01/25/2036 (A)	$ 465,512	$ 444,850
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	2,494,654	2,468,972
Series 2018-2, Class A1, 3.25% (B), 03/25/2058 (A)	40,357	40,091
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	5,229,056	4,935,618
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	2,855,178	2,765,079
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	4,798,706	4,591,982
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	4,844,780	4,402,197
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	3,795,835	3,578,355
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,426,966	4,189,078
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	6,546,029	6,221,322
VEGAS Trust
5.52%, 11/10/2039 (A)	8,665,000	8,653,884
Verus Securitization Trust
Series 2024-7, Class A1, 5.10% (B), 09/25/2069 (A)	5,451,958	5,433,890
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR13, Class A1A1, 1-Month Term SOFR + 0.69%, 4.34% (B), 10/25/2045	412,270	401,690
Total Mortgage-Backed Securities (Cost $259,416,266)		259,152,962
ASSET-BACKED SECURITIES - 12.1%
1988 CLO 7 Ltd.
Series 2026-7A, Class B, 3-Month Term SOFR + 1.45%, 5.13% (B), 04/15/2039 (A)	3,475,000	3,472,717
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	687,061	689,269
Accelerated LLC
Series 2024-1A, Class A, 4.68%, 08/22/2044 (A)	2,496,387	2,480,154
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class CR, 3-Month Term SOFR + 1.75%, 5.43% (B), 03/20/2038 (A)	1,850,000	1,853,563
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	1,803,169	1,641,249
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	2,755,000	2,790,063
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	5,270,000	5,349,848
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Battalion CLO X Ltd.
Series 2016-10A, Class A2R3, 3-Month Term SOFR + 1.75%, 5.42% (B), 01/24/2035 (A)	$ 3,200,000	$ 3,201,530
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,590,826	1,605,587
Capital Automotive REIT
Series 2024-3A, Class A1, 4.40%, 10/15/2054 (A)	5,961,063	5,697,947
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	3,217,579	3,204,535
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,375,792	1,370,318
CARS-DB7 LP
Series 2023-1A, Class A1, 5.75%, 09/15/2053 (A)	7,470,000	7,488,942
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1, 7.25% (B), 10/25/2037 (A)	1,148,902	1,093,213
DataBank Issuer
Series 2026-1A, Class A2, 5.81%, 02/25/2056 (A)	8,775,000	8,763,134
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	5,000,000	5,008,325
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	3,545,000	3,489,418
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 05/17/2032	4,100,000	4,106,790
Dryden 80 CLO Ltd.
Series 2019-80A, Class ARR, 3-Month Term SOFR + 0.95%, 4.63% (B), 01/17/2033 (A)	4,717,823	4,714,190
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	2,000,000	2,006,828
Hertz Vehicle Financing III LLC
Series 2025-6A, Class A, 4.89%, 05/25/2032 (A)	5,910,000	5,849,963
Hertz Vehicle Financing III LP
Series 2021-2A, Class B, 2.12%, 12/27/2027 (A)	6,290,000	6,242,992
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (A)	1,119,120	1,135,302
Series 2024-1B, Class B, 5.99%, 09/15/2039 (A)	330,695	335,499
Series 2024-1B, Class C, 6.62%, 09/15/2039 (A)	333,447	339,572
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,680,000	1,701,405
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	2,716,371	2,705,139
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2025-2A, Class B, 4.73%, 05/25/2044 (A)	$ 2,213,554	$ 2,195,175
Series 2026-1A, Class B, 5.01%, 02/25/2043 (A)	1,604,562	1,601,794
Home Equity Asset Trust
Series 2004-4, Class M1, 1-Month Term SOFR + 0.89%, 4.54% (B), 10/25/2034	317,803	317,361
ICG U.S. CLO Ltd.
Series 2014-1A, Class A2A3, 3-Month Term SOFR + 1.50%, 5.18% (B), 10/20/2034 (A)	9,325,000	9,314,388
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.27%, 4.95% (B), 04/17/2034 (A)	4,500,000	4,501,957
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)	7,150,000	7,109,017
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056 (A)	4,900,000	4,893,219
MetroNet Infrastructure Issuer LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055 (A)	6,850,000	6,868,479
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	509,855	508,163
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	371,128	361,825
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	1,748,442	1,702,189
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	666,167	673,244
Series 2024-1A, Class B, 5.51%, 02/20/2043 (A)	714,584	721,137
Series 2024-1A, Class C, 6.20%, 02/20/2043 (A)	1,275,272	1,290,099
Series 2024-2A, Class A, 4.43%, 03/20/2042 (A)	986,093	980,862
Series 2024-2A, Class C, 4.92%, 03/20/2042 (A)	3,067,844	3,017,246
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	4,652,929	4,602,132
Octagon Investment Partners 40 Ltd.
Series 2019-1A, Class CRR, 3-Month Term SOFR + 1.75%, 5.43% (B), 01/20/2035 (A)	5,000,000	4,967,475
OZLM XIX Ltd.
Series 2017-19A, Class B1R3, 3-Month Term SOFR + 1.60%, 5.27% (B), 01/15/2035 (A)	2,000,000	2,000,674
OZLM XV Ltd.
Series 2016-15A, Class BR3, 3-Month Term SOFR + 1.85%, 5.53% (B), 04/20/2033 (A)	9,000,000	9,005,229
OZLM XXIV Ltd.
Series 2019-24A, Class A1AR, 3-Month Term SOFR + 1.42%, 5.10% (B), 07/20/2032 (A)	419,794	419,820
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.
Series 2019-1A, Class CR2, 3-Month Term SOFR + 1.80%, 5.45% (B), 08/14/2038 (A)	$ 1,750,000	$ 1,764,710
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	6,625,000	6,568,944
Retained Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2, 4.99%, 09/15/2049 (A)	2,000,000	1,959,979
Santander Drive Auto Receivables Trust
Series 2025-3, Class C, 4.68%, 09/15/2031	4,010,000	3,995,900
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,350,000	4,387,012
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	2,162,294	2,170,618
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	992,741	1,006,190
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	2,052,426	2,093,587
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	715,484	718,541
Series 2024-1A, Class B, 5.35%, 01/20/2043 (A)	585,854	588,105
Series 2024-1A, Class C, 5.94%, 01/20/2043 (A)	959,615	966,133
Series 2024-1A, Class D, 8.02%, 01/20/2043 (A)	341,130	346,346
Series 2024-2A, Class C, 5.83%, 06/20/2041 (A)	1,338,600	1,349,339
Series 2024-3A, Class A, 4.83%, 08/20/2041 (A)	1,840,943	1,839,000
Series 2024-3A, Class C, 5.32%, 08/20/2041 (A)	2,291,787	2,282,655
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,415,838	1,414,311
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	665,444	665,105
Series 2025-2A, Class C, 5.32%, 04/20/2044 (A)	679,602	675,640
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.90% (B), 04/16/2031 (A)	109,424	109,427
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (B), 01/15/2034 (A)	1,698,866	1,699,202
TCI-Symphony CLO Ltd.
Series 2016-1A, Class AR2, 3-Month Term SOFR + 1.28%, 4.95% (B), 10/13/2032 (A)	262,119	262,140
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	9,170,000	9,001,219
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 43 CLO Ltd.
Series 2021-43A, Class A1RR, 3-Month Term SOFR + 1.00%, 4.67% (B), 04/15/2034 (A)	$ 4,500,000	$ 4,491,441
Wellfleet CLO Ltd.
Series 2019-1A, Class BRR, 3-Month Term SOFR + 1.70%, 5.38% (B), 07/20/2032 (A)	3,000,000	3,001,011
Westlake Automobile Receivables Trust
Series 2025-3A, Class C, 4.68%, 07/15/2031 (A)	6,713,000	6,689,619
Total Asset-Backed Securities (Cost $214,217,584)		215,435,151
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	778,535	679,306
3.50%, 08/01/2049	496,247	455,057
5.00%, 05/01/2056	17,780,239	17,478,988
5.50%, 04/01/2053 - 07/01/2053	17,441,265	17,609,549
1-Year RFUCC Treasury + 1.35%,
6.08% (B), 09/01/2035	8,814	9,015
1-Year RFUCC Treasury + 1.87%,
6.62% (B), 09/01/2035	48,488	49,646
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	1,473,698	1,287,231
4.00%, 10/01/2047 - 02/01/2048	1,115,739	1,058,820
4.50%, 08/01/2052	7,386,582	7,136,808
5.00%, 08/01/2026 - 02/01/2054	32,288,856	31,981,184
5.50%, 03/01/2053	7,590,422	7,684,542
6.00%, 06/01/2054	7,259,137	7,426,936
12-MTA + 1.20%,
4.97% (B), 06/01/2043	12,985	13,093
1-Year RFUCC Treasury + 1.34%,
5.71% (B), 12/01/2034	536	543
6-Month RFUCC Treasury + 1.61%,
5.73% (B), 08/01/2036	4,005	4,085
1-Year CMT + 1.81%,
5.74% (B), 08/01/2035	3,615	3,674
6-Month RFUCC Treasury + 1.75%,
5.75% (B), 05/01/2035	33,986	34,709
1-Year CMT + 2.22%,
5.92% (B), 01/01/2028	386	387
1-Year CMT + 2.18%,
6.30% (B), 10/01/2035	898	922
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2056 (F)	43,195,000	34,481,552
2.50%, 07/01/2056 (F)	22,821,000	19,064,449
5.50%, 07/01/2056 (F)	18,737,000	18,796,869
6.00%, 07/01/2056 (F)	17,324,000	17,709,439
Total U.S. Government Agency Obligations (Cost $182,100,453)		182,966,804
FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (D)	3,248,000	3,537,072
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Cote d'Ivoire - 0.2%
Ivory Coast Government International Bonds
8.25%, 01/30/2037 (A)	$ 3,772,000	$ 4,172,543
Dominican Republic - 0.3%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,412,093
6.60%, 06/01/2036 (A)	2,971,000	3,097,268
		4,509,361
Israel - 0.2%
Israel Government International Bonds
5.00%, 01/13/2036	2,731,000	2,663,085
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,837,000	1,864,371
Uzbekistan - 0.1%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	2,745,000	2,547,038
Total Foreign Government Obligations (Cost $18,071,945)		19,293,470
COMMERCIAL PAPER - 4.8%
Banks - 1.1%
DBS Bank Ltd.
3.88% (H), 08/28/2026 (A)	2,035,000	2,022,344
Sumitomo Mitsui Trust Bank Ltd.
3.96% (H), 07/21/2026 (A)	17,000,000	16,963,435
		18,985,779
Financial Services - 3.0%
Anglesea Funding LLC
3.92% (H), 08/07/2026 (A)	4,250,000	4,232,893
Barton Capital SA
3.81% (H), 07/27/2026 (A)	9,200,000	9,173,939
Britannia Funding Co. LLC
3.99% (H), 09/11/2026 (A)	550,000	545,665
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Columbia Funding Co. LLC
3.97% (H), 07/17/2026 (A)	$ 3,000,000	$ 2,994,739
Glencove Funding LLC
3.90% (H), 09/02/2026 (A)	10,300,000	10,229,405
Liberty Street Funding LLC
3.92% (H), 07/07/2026 (A)	3,200,000	3,197,716
3.96% (H), 07/30/2026 (A)	9,100,000	9,071,183
Victory Receivables Corp.
3.89% (H), 09/10/2026 (A)	14,600,000	14,487,113
		53,932,653
Food Products - 0.7%
Compass Group PLC
3.87% (H), 08/27/2026 (A)	12,720,000	12,642,644
Total Commercial Paper (Cost $85,570,641)		85,561,076
SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.4%
U.S. Treasury Bills 3.69% (H), 08/13/2026	7,000,000	6,969,490
Total Short-Term U.S. Government Obligation (Cost $6,969,816)		6,969,490

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (H)	17,948,108	17,948,108
Total Other Investment Company (Cost $17,948,108)		17,948,108
Total Investments (Cost $1,856,527,540)		1,846,371,665
Net Other Assets (Liabilities) - (4.1)%		(72,959,596)
Net Assets - 100.0%		$ 1,773,412,069
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	128	09/30/2026	$26,406,905	$26,385,000	$—	$(21,905)
5-Year U.S. Treasury Notes	309	09/30/2026	33,089,903	33,077,484	—	(12,419)
Total Futures Contracts					$—	$(34,324)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$765,278,557	$—	$765,278,557
U.S. Government Obligations	—	293,766,047	—	293,766,047
Mortgage-Backed Securities	—	259,152,962	—	259,152,962
Asset-Backed Securities	—	215,435,151	—	215,435,151
U.S. Government Agency Obligations	—	182,966,804	—	182,966,804
Foreign Government Obligations	—	19,293,470	—	19,293,470
Commercial Paper	—	85,561,076	—	85,561,076
Short-Term U.S. Government Obligation	—	6,969,490	—	6,969,490
Other Investment Company	17,948,108	—	—	17,948,108
Total Investments	$17,948,108	$1,828,423,557	$—	$1,846,371,665
LIABILITIES
Other Financial Instruments
Futures Contracts (J)	$(34,324)	$—	$—	$(34,324)
Total Other Financial Instruments	$(34,324)	$—	$—	$(34,324)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $876,675,403, representing 49.4% of the
Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
All or a portion of the security is on loan. The total value of the securities on loan is $19,912,122, collateralized by cash collateral of $17,948,108 and non-cash collateral, such as U.S. government securities of $2,381,190. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(E)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Security is subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2026 was $0 at a weighted average interest rate of 0%.
(H)	Rate disclosed reflects the yield at June 30, 2026.
(I)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(J)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,856,527,540) (including securities loaned of $19,912,122)	$1,846,371,665
Cash	12,343,316
Cash collateral pledged at broker for:
Futures contracts	539,850
Receivables and other assets:
Investments sold	20,298,168
Net income from securities lending	7,358
Shares of beneficial interest sold	413,565
Interest	16,352,419
Prepaid expenses	7,658
Total assets	1,896,333,999
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,948,108
Cash collateral at broker for:
TBA commitments	415,186
Payables and other liabilities:
Investments purchased	4,845,743
When-issued, delayed-delivery, forward and TBA commitments purchased	98,564,336
Shares of beneficial interest redeemed	40,132
Investment management fees	761,025
Distribution and service fees	83,666
Transfer agent costs	3,485
Trustee and CCO fees	11,652
Audit and tax fees	30,774
Custody fees	61,409
Legal fees	4,224
Printing and shareholder reports fees	57,761
Other accrued expenses	21,360
Variation margin payable on futures contracts	73,069
Total liabilities	122,921,930
Net assets	$1,773,412,069
Net assets consist of:
Capital stock ($0.01 par value)	$1,852,936
Additional paid-in capital	1,937,097,330
Total distributable earnings (accumulated losses)	(165,538,197)
Net assets	$1,773,412,069
Net assets by class:
Initial Class	$1,392,347,322
Service Class	381,064,747
Shares outstanding:
Initial Class	145,127,084
Service Class	40,166,530
Net asset value and offering price per share:
Initial Class	$9.59
Service Class	9.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$47,932,004
Net income from securities lending	46,940
Withholding taxes on foreign income	(87)
Total investment income	47,978,857
Expenses:
Investment management fees	4,489,267
Distribution and service fees:
Service Class	487,889
Transfer agent costs	10,318
Trustee and CCO fees	48,653
Audit and tax fees	35,894
Custody fees	77,643
Legal fees	70,461
Printing and shareholder reports fees	61,559
Other	44,847
Total expenses	5,326,531
Net investment income (loss)	42,652,326
Net realized gain (loss) on:
Investments	(1,611,866)
Futures contracts	(13,775)
Net realized gain (loss)	(1,625,641)
Net change in unrealized appreciation (depreciation) on:
Investments	(23,590,347)
Futures contracts	(34,324)
Net change in unrealized appreciation (depreciation)	(23,624,671)
Net realized and change in unrealized gain (loss)	(25,250,312)
Net increase (decrease) in net assets resulting from operations	$17,402,014
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$42,652,326	$85,103,499
Net realized gain (loss)	(1,625,641)	1,520,064
Net change in unrealized appreciation (depreciation)	(23,624,671)	35,550,045
Net increase (decrease) in net assets resulting from operations	17,402,014	122,173,608
Dividends and/or distributions to shareholders:
Initial Class	—	(84,168,407)
Service Class	—	(26,306,096)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(110,474,503)
Capital share transactions:
Proceeds from shares sold:
Initial Class	8,738,469	263,101,155
Service Class	1,353,149	4,863,252
	10,091,618	267,964,407
Dividends and/or distributions reinvested:
Initial Class	—	84,168,407
Service Class	—	26,306,096
	—	110,474,503
Cost of shares redeemed:
Initial Class	(176,098,138)	(354,527,628)
Service Class	(31,768,657)	(71,137,206)
	(207,866,795)	(425,664,834)
Net increase (decrease) in net assets resulting from capital share transactions	(197,775,177)	(47,225,924)
Net increase (decrease) in net assets	(180,373,163)	(35,526,819)
Net assets:
Beginning of period/year	1,953,785,232	1,989,312,051
End of period/year	$1,773,412,069	$1,953,785,232
Capital share transactions - shares:
Shares issued:
Initial Class	916,308	27,645,955
Service Class	143,096	510,803
	1,059,404	28,156,758
Shares reinvested:
Initial Class	—	9,030,945
Service Class	—	2,850,065
	—	11,881,010
Shares redeemed:
Initial Class	(18,521,722)	(36,801,464)
Service Class	(3,362,851)	(7,483,379)
	(21,884,573)	(44,284,843)
Net increase (decrease) in shares outstanding:
Initial Class	(17,605,414)	(124,564)
Service Class	(3,219,755)	(4,122,511)
	(20,825,169)	(4,247,075)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.50	$9.48	$9.68	$9.18	$11.08	$12.08
Investment operations:
Net investment income (loss)(A)	0.22	0.46	0.47	0.43	0.28	0.23
Net realized and unrealized gain (loss)	(0.13)	0.20	(0.26)	0.16	(1.91)	(0.33)
Total investment operations	0.09	0.66	0.21	0.59	(1.63)	(0.10)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.64)	(0.41)	(0.09)	(0.27)	(0.18)
Net realized gains	—	—	—	—	—	(0.72)
Total dividends and/or distributions to shareholders	—	(0.64)	(0.41)	(0.09)	(0.27)	(0.90)
Net asset value, end of period/year	$9.59	$9.50	$9.48	$9.68	$9.18	$11.08
Total return(B)	0.95%(C)	7.13%	2.14%	6.45%	(14.84)%	(0.87)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,392,347	$1,545,755	$1,543,393	$2,001,616	$773,454	$1,153,539
Expenses to average net assets	0.53%(D)	0.53%	0.53%	0.53%	0.66%	0.67%
Net investment income (loss) to average net assets	4.71%(D)	4.77%	4.86%	4.67%	2.82%	1.96%
Portfolio turnover rate(E)	42%(C)	69%	63%	76%	126%(F)	18%(F)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 68% (not annualized), 119%, 120%,
129%, 417% and 280%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.40	$9.39	$9.59	$9.09	$10.97	$11.96
Investment operations:
Net investment income (loss)(A)	0.21	0.43	0.44	0.40	0.25	0.20
Net realized and unrealized gain (loss)	(0.12)	0.20	(0.25)	0.16	(1.89)	(0.32)
Total investment operations	0.09	0.63	0.19	0.56	(1.64)	(0.12)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.62)	(0.39)	(0.06)	(0.24)	(0.15)
Net realized gains	—	—	—	—	—	(0.72)
Total dividends and/or distributions to shareholders	—	(0.62)	(0.39)	(0.06)	(0.24)	(0.87)
Net asset value, end of period/year	$9.49	$9.40	$9.39	$9.59	$9.09	$10.97
Total return(B)	0.96%(C)	6.78%	1.88%	6.18%	(15.08)%	(1.07)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$381,065	$408,030	$445,919	$500,559	$540,763	$748,830
Expenses to average net assets	0.78%(D)	0.78%	0.78%	0.78%	0.91%	0.92%
Net investment income (loss) to average net assets	4.46%(D)	4.52%	4.61%	4.38%	2.58%	1.72%
Portfolio turnover rate(E)	42%(C)	69%	63%	76%	126%(F)	18%(F)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 68% (not annualized), 119%, 120%,
129%, 417% and 280%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(F)	Excludes sale-buyback transactions.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.
The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio's forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio's portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2026, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.
The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.
Open sale-buyback financing transactions at June 30, 2026, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$14,295,145	$—	$—	$—	$14,295,145
Foreign Government Obligations	3,652,963	—	—	—	3,652,963
Total Securities Lending Transactions	$17,948,108	$—	$—	$—	$17,948,108
Total Borrowings	$17,948,108	$—	$—	$—	$17,948,108
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(34,324)	$—	$—	$—	$—	$(34,324)
Total	$(34,324)	$—	$—	$—	$—	$(34,324)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(13,775)	$—	$—	$—	$—	$(13,775)
Total	$(13,775)	$—	$—	$—	$—	$(13,775)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(34,324)	$—	$—	$—	$—	$(34,324)
Total	$(34,324)	$—	$—	$—	$—	$(34,324)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$15,842,185
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Bank obligations risk: Investments in bank obligations may expose the Portfolio to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.510%
Over $500 million up to $1 billion	0.490
Over $1 billion up to $1.5 billion	0.480
Over $1.5 billion	0.475
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.58%	May 1, 2027
Service Class	0.83	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$441,292,081	$278,078,354	$488,432,395	$389,607,609
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,856,527,540	$19,043,359	$(29,233,558)	$(10,190,199)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Aegon Core Bond VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 33.9%
Aerospace & Defense - 0.8%
Boeing Co.
5.81%, 05/01/2050	$ 2,180,000	$ 2,153,765
6.53%, 05/01/2034	1,071,000	1,165,156
6.86%, 05/01/2054	1,134,000	1,274,471
General Electric Co.
4.13%, 10/09/2042	442,000	372,030
4.50%, 03/11/2044	1,804,000	1,608,685
HEICO Corp.
5.35%, 08/01/2033	2,305,000	2,342,708
Hexcel Corp.
4.90%, 05/15/2031	2,215,000	2,208,316
		11,125,131
Automobile Components - 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	488,000	487,979
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,202,000	2,166,338
		2,654,317
Automobiles - 0.7%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	1,853,000	1,856,519
6.15%, 07/15/2035	1,479,000	1,541,258
Hyundai Capital America
5.40%, 06/23/2032 (A)	3,639,000	3,696,782
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (A)	3,235,000	3,197,306
		10,291,865
Banks - 4.8%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (B), 03/14/2028	1,800,000	1,811,559
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	4,218,000	4,154,191
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	7,406,000	7,578,741
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	4,402,000	4,286,940
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	5,017,000	5,471,473
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	3,180,000	3,173,361
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (B), 07/13/2029	1,667,000	1,669,302
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	3,086,000	2,746,395
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	2,372,000	2,315,905
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	3,186,000	3,103,543
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)(C)	$ 2,352,000	$ 2,718,172
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	2,938,000	2,957,901
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	2,731,000	2,711,328
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,185,000	3,132,468
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,123,000	1,157,196
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	4,352,000	4,298,219
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	1,150,000	1,144,286
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	2,888,000	2,814,587
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	2,845,000	2,951,582
PNC Financial Services Group, Inc.
Fixed until 01/25/2036, 5.42% (B), 01/25/2041	1,778,000	1,746,781
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	1,324,000	1,299,036
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	2,393,000	2,425,688
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	2,848,000	2,919,259
		68,587,913
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,486,000	2,106,179
Biotechnology - 0.6%
Amgen, Inc.
2.80%, 08/15/2041	1,329,000	962,713
5.60%, 03/02/2043	1,270,000	1,262,352
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,316,000	1,164,003
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,205,000	2,223,423
Royalty Pharma PLC
5.20%, 09/25/2035	1,513,000	1,499,060
5.40%, 09/02/2034	1,966,000	1,984,307
		9,095,858
Building Products - 0.1%
Vulcan Materials Co.
5.35%, 12/01/2034	1,680,000	1,706,316
Capital Markets - 0.5%
Ares Capital Corp.
5.25%, 04/12/2031	3,638,000	3,534,666
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Ares Strategic Income Fund
5.45%, 09/09/2028	$ 1,286,000	$ 1,273,427
Blackstone Secured Lending Fund
5.25%, 09/04/2029	1,038,000	1,021,479
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)	1,721,000	1,708,521
		7,538,093
Chemicals - 0.4%
CF Industries, Inc.
5.30%, 11/26/2035	3,030,000	3,019,255
OCP SA
6.75%, 05/02/2034 (A)	1,237,000	1,299,448
Westlake Corp.
5.55%, 11/15/2035	992,000	983,340
		5,302,043
Commercial Services & Supplies - 1.3%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,758,000	1,685,550
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,161,000	2,183,209
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	3,905,000	3,926,737
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	2,045,000	2,040,275
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (A)	2,875,000	2,862,615
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,464,000	1,516,071
Quanta Services, Inc.
2.90%, 10/01/2030	2,488,000	2,314,517
5.25%, 08/09/2034	116,000	117,314
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	920,000	903,547
Veralto Corp.
5.45%, 09/18/2033	1,419,000	1,455,102
		19,004,937
Communications Equipment - 0.9%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	1,692,000	1,687,930
Orange SA
4.75%, 01/13/2033 (A)	1,327,000	1,301,827
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,219,000	2,093,985
3.88%, 04/15/2030	1,403,000	1,359,473
5.00%, 02/15/2036	2,618,000	2,560,973
Verizon Communications, Inc.
2.99%, 10/30/2056	3,602,000	2,120,989
4.75%, 01/15/2033	1,295,000	1,274,878
		12,400,055
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	1,489,000	1,517,380
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	$ 2,542,000	$ 2,212,020
Containers & Packaging - 0.1%
Sonoco Products Co.
5.75%, 11/01/2040 (C)	1,561,000	1,581,937
Diversified REITs - 1.1%
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	2,268,000	2,222,589
Safehold GL Holdings LLC
6.10%, 04/01/2034 (C)	1,717,000	1,798,119
SBA Tower Trust
6.60%, 11/15/2052 (A)	7,217,000	7,289,186
VICI Properties LP
4.95%, 02/15/2030	2,228,000	2,221,888
WP Carey, Inc.
5.20%, 09/15/2036 (D)	2,097,000	2,069,433
		15,601,215
Electric Utilities - 2.7%
AEP Transmission Co. LLC
5.25%, 06/01/2036	6,853,000	6,877,873
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	2,117,276	2,149,268
Constellation Energy Generation LLC
5.88%, 01/15/2066	1,457,000	1,423,627
Duke Energy Corp.
3.75%, 09/01/2046	3,796,000	2,837,411
4.95%, 09/15/2035	3,484,000	3,409,491
Duke Energy Indiana LLC
4.95%, 03/15/2036	760,000	747,006
Duke Energy Progress LLC
3.60%, 09/15/2047	2,630,000	1,943,437
Edison International
4.80%, 03/15/2031	3,492,000	3,397,284
Generadora de Gatun SA
6.87%, 09/30/2044 (A)	1,178,000	1,216,973
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	300,000	301,602
Pacific Gas & Electric Co.
2.50%, 02/01/2031	1,587,000	1,423,813
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	4,257,000	4,245,513
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	3,587,000	3,488,748
5.35%, 01/31/2036 (A)	2,591,000	2,539,177
6.88%, 04/15/2032 (A)	2,165,000	2,242,277
		38,243,500
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	301,000	297,911
Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc.
5.88%, 04/10/2034	1,501,000	1,544,789
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Hubbell, Inc.
4.80%, 11/15/2035	$ 2,792,000	$ 2,713,202
Keysight Technologies, Inc.
4.95%, 10/15/2034	909,000	899,085
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,926,000	1,873,271
Tyco Electronics Group SA
5.00%, 05/09/2035	2,576,000	2,555,728
		9,586,075
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)(D)	960,000	975,136
Financial Services - 1.2%
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	3,339,000	3,413,912
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	3,921,000	3,816,887
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	3,400,000	3,496,810
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,379,000	1,368,655
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,232,000	2,270,328
UWM Holdings LLC
6.25%, 03/15/2031 (A)	2,097,000	1,868,896
6.63%, 02/01/2030 (A)	1,519,000	1,415,381
		17,650,869
Food Products - 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	2,465,000	2,347,531
6.25%, 03/15/2033 (A)	189,000	187,335
BAT Capital Corp.
4.54%, 08/15/2047	2,640,000	2,176,332
5.63%, 08/15/2035 (C)	3,436,000	3,540,865
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	3,430,000	3,408,115
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,027,000	2,052,565
Imperial Brands Finance PLC
4.88%, 02/07/2032 (A)(D)	2,400,000	2,384,760
5.63%, 07/01/2035 (A)	2,679,000	2,703,091
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	3,490,000	3,484,925
Kraft Heinz Foods Co.
5.20%, 07/15/2045	2,368,000	2,112,251
Kroger Co.
5.00%, 09/15/2034	1,403,000	1,384,465
Philip Morris International, Inc.
4.63%, 10/29/2035	3,582,000	3,448,602
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Pilgrim's Pride Corp.
6.88%, 05/15/2034	$ 1,852,000	$ 2,001,056
		31,231,893
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
4.75%, 03/15/2038	1,849,000	1,780,989
Baxter International, Inc.
5.65%, 12/15/2035	1,820,000	1,805,297
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (A)	2,315,000	2,301,280
VSP Optical Group, Inc.
5.65%, 06/01/2036 (A)	2,857,000	2,870,490
		8,758,056
Health Care Providers & Services - 1.2%
Cigna Group
2.40%, 03/15/2030	1,998,000	1,845,641
5.25%, 01/15/2036	2,467,000	2,473,323
HCA, Inc.
4.90%, 11/15/2035	2,906,000	2,814,328
6.00%, 04/01/2054	1,717,000	1,696,091
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	2,109,000	2,038,739
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	2,479,000	2,471,553
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	2,509,000	2,444,649
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,614,000	1,628,701
		17,413,025
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (A)	685,000	691,691
6.13%, 02/15/2033 (A)	2,421,000	2,450,403
Hyatt Hotels Corp.
5.40%, 12/15/2035	1,751,000	1,737,959
Marriott International, Inc.
5.10%, 05/01/2038	2,145,000	2,068,615
MGM Resorts International
6.13%, 09/15/2029	2,291,000	2,313,472
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	2,959,000	2,865,999
		12,128,139
Insurance - 1.0%
Brown & Brown, Inc.
5.25%, 06/23/2032	753,000	753,756
5.55%, 06/23/2035 (C)	2,907,000	2,900,722
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	2,487,000	2,490,204
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,015,000	1,036,768
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	$ 1,800,000	$ 1,844,801
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	3,370,000	3,123,728
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	450,000	444,484
Fixed until 09/15/2028, 5.70% (B), 09/15/2048	977,000	978,904
		13,573,367
Internet & Catalog Retail - 1.0%
AppLovin Corp.
5.50%, 12/01/2034	2,117,000	2,136,139
Booking Holdings, Inc.
5.38%, 05/07/2036	737,000	738,002
Expedia Group, Inc.
5.40%, 02/15/2035 (C)	2,714,000	2,686,264
Meta Platforms, Inc.
4.55%, 05/15/2031	2,596,000	2,582,032
5.25%, 05/15/2036	3,547,000	3,521,964
Uber Technologies, Inc.
4.80%, 09/15/2034	1,051,000	1,031,267
5.35%, 09/15/2054	1,522,000	1,420,839
		14,116,507
IT Services - 0.4%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,646,000	2,581,971
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	2,788,000	2,731,459
		5,313,430
Machinery - 0.3%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,408,000	3,226,040
Ingersoll Rand, Inc.
5.45%, 06/15/2034	1,705,000	1,736,380
		4,962,420
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	1,832,000	1,542,055
Comcast Corp.
2.94%, 11/01/2056	1,099,000	595,206
NBCUniversal Media LLC
4.45%, 01/15/2043	1,351,000	1,151,263
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (A)	3,910,000	3,859,032
		7,147,556
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,275,000	3,269,805
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (A)	$ 2,305,000	$ 2,058,046
5.20%, 07/01/2033 (A)	1,940,000	1,941,307
		7,269,158
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (A)(D)	1,258,000	1,261,760
6.00%, 04/15/2030 (A)	609,000	611,218
		1,872,978
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	1,749,000	1,765,656
Oil, Gas & Consumable Fuels - 3.3%
Diamondback Energy, Inc.
5.40%, 04/18/2034	2,939,000	2,981,125
Ecopetrol SA
7.75%, 02/01/2032	1,934,000	2,025,024
Enbridge, Inc.
4.90%, 06/20/2030	1,881,000	1,887,349
5.45%, 03/27/2036	883,000	892,467
5.63%, 04/05/2034	2,443,000	2,515,152
Energy Transfer LP
5.15%, 02/01/2043	1,368,000	1,236,037
5.55%, 02/15/2028	1,186,000	1,201,783
5.95%, 10/01/2043	1,263,000	1,239,659
Equinor ASA
4.75%, 11/14/2035	4,300,000	4,187,192
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (A)	494,000	491,925
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,132,000	1,155,690
Gulfstream Natural Gas System LLC
5.60%, 07/23/2035 (A)	1,277,000	1,296,279
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,774,000	1,810,257
ONEOK, Inc.
6.10%, 11/15/2032	2,751,000	2,891,813
Petroleos Mexicanos
6.84%, 01/23/2030	1,971,000	2,024,337
7.69%, 01/23/2050	978,000	912,190
Repsol E&P Capital Markets U.S. LLC
5.98%, 09/16/2035 (A)	2,609,000	2,660,726
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,150,000	1,142,141
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	2,661,000	2,603,406
Sunoco LP
5.63%, 03/15/2031 (A)	491,000	487,419
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,057,000	2,997,245
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	2,115,000	2,093,822
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	3,350,000	3,756,931
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP
6.15%, 04/01/2033	$ 1,870,000	$ 1,950,443
Williams Cos., Inc.
5.40%, 03/04/2044	220,000	208,959
		46,649,371
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	1,421,000	1,425,323
Passenger Airlines - 0.0% *
American Airlines Pass-Through Trust
3.20%, 12/15/2029	473,766	459,579
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (A)	2,339,000	2,335,408
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	2,410,000	2,145,257
Cencora, Inc.
4.90%, 02/13/2036	1,354,000	1,319,220
CVS Health Corp.
5.45%, 09/15/2035	2,670,000	2,704,540
6.00%, 06/01/2044	2,027,000	2,047,028
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,693,000	3,834,080
Merck & Co., Inc.
5.00%, 05/17/2053	867,000	789,928
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,020,000	1,914,030
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,423,000	2,417,738
		19,507,229
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,264,000	2,292,852
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032 (D)	1,531,000	1,520,503
		3,813,355
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031	2,263,000	2,234,270
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.14%, 11/15/2035 (A)	2,272,000	1,929,974
4.95%, 01/15/2036	2,269,000	2,228,609
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,437,000	2,476,122
5.90%, 01/25/2033 (A)	2,337,000	2,435,739
Intel Corp.
4.80%, 10/01/2041	2,135,000	1,909,337
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,531,000	4,674,047
Microchip Technology, Inc.
5.05%, 03/15/2029	2,169,000	2,185,815
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	$ 1,424,000	$ 943,725
5.25%, 08/19/2035	2,348,000	2,348,744
		21,132,112
Software - 1.2%
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	3,819,000	3,577,058
Oracle Corp.
5.70%, 02/04/2036	2,257,000	2,185,803
5.88%, 09/26/2045	1,831,000	1,602,807
5.95%, 09/26/2055	705,000	599,122
6.90%, 11/09/2052	1,977,000	1,895,541
Roper Technologies, Inc.
4.90%, 10/15/2034	1,317,000	1,272,866
Salesforce, Inc.
5.55%, 03/15/2036	1,515,000	1,513,851
ServiceNow, Inc.
5.40%, 05/15/2036	1,537,000	1,536,212
Synopsys, Inc.
5.15%, 04/01/2035	1,374,000	1,366,148
5.70%, 04/01/2055	987,000	957,179
		16,506,587
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	2,994,000	2,967,790
GXO Logistics, Inc.
2.65%, 07/15/2031	3,755,000	3,328,396
6.50%, 05/06/2034	1,295,000	1,358,130
United Parcel Service, Inc.
5.25%, 05/14/2035	1,389,000	1,416,960
		9,071,276
Total Corporate Debt Securities (Cost $488,258,797)		483,830,037
U.S. GOVERNMENT OBLIGATIONS - 26.2%
U.S. Treasury - 24.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	8,992,000	4,278,928
1.38%, 08/15/2050	5,708,000	2,800,042
1.88%, 02/15/2041 - 11/15/2051	14,716,800	8,477,215
2.00%, 02/15/2050	8,421,500	4,907,169
2.25%, 08/15/2046 - 02/15/2052	7,763,900	4,779,155
2.38%, 05/15/2051	2,728,300	1,706,253
2.50%, 02/15/2045 - 05/15/2046	4,168,000	2,887,431
2.75%, 08/15/2047 - 11/15/2047	3,635,600	2,567,805
2.88%, 05/15/2049	8,584,200	6,096,459
3.00%, 11/15/2045 - 08/15/2052	19,446,800	14,313,970
3.13%, 05/15/2048	2,660,000	1,998,429
3.63%, 02/15/2044 - 05/15/2053	1,706,100	1,393,899
3.88%, 02/15/2043	1,377,000	1,220,097
4.00%, 11/15/2052	1,172,000	1,002,792
4.13%, 08/15/2053	869,000	759,085
4.25%, 02/15/2054 - 08/15/2054	1,762,200	1,572,859
4.50%, 11/15/2054	382,000	355,603
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.63%, 05/15/2044 - 11/15/2055	$ 29,331,000	$ 28,015,535
4.75%, 11/15/2053 - 02/15/2056	16,739,400	16,239,278
5.00%, 05/15/2046	484,000	487,630
5.25%, 02/15/2029	3,076,800	3,167,421
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	23,142,000	20,116,701
1.38%, 11/15/2031	2,544,000	2,196,982
1.50%, 02/15/2030	2,300,500	2,095,791
1.63%, 08/15/2029 - 05/15/2031	14,115,200	12,902,299
1.88%, 02/15/2032	2,897,000	2,555,584
2.25%, 08/15/2027	8,694,000	8,514,007
2.63%, 02/15/2029	529,000	508,873
2.75%, 02/15/2028 - 08/15/2032	28,433,000	26,537,478
3.50%, 02/28/2031	3,232,000	3,137,186
3.63%, 05/31/2028 - 09/30/2031	38,306,900	37,588,163
3.75%, 12/31/2030 - 08/31/2031	24,931,200	24,431,662
3.88%, 11/30/2027 - 08/15/2033	38,123,000	37,731,350
4.00%, 06/30/2028 - 07/31/2032	18,108,100	18,017,561
4.13%, 07/31/2031 - 02/15/2036	19,821,100	19,549,736
4.25%, 02/28/2031	12,716,000	12,737,359
4.38%, 05/15/2036	4,063,000	4,041,415
4.63%, 04/30/2029 - 05/31/2031	5,809,000	5,908,642
		347,597,844
U.S. Treasury Inflation-Protected Securities - 1.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	6,742,460	5,120,038
2.50%, 01/15/2029	13,257,058	13,422,795
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	8,787,017	8,209,294
		26,752,127
Total U.S. Government Obligations (Cost $382,771,305)		374,349,971
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.2%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	740,982	646,554
3.50%, 06/01/2042 - 06/01/2043	367,389	343,355
4.00%, 02/01/2041 - 01/01/2046	7,876,593	7,638,754
4.50%, 06/01/2048	291,965	285,157
5.50%, 04/01/2053 - 07/01/2053	1,949,719	1,968,585
6.00%, 12/01/2034	14,221	14,351
1-Month SOFR Average + 0.66%,
4.26% (B), 03/15/2044	2,328	2,319
1-Year CMT + 2.25%,
5.75% (B), 05/01/2036	2,058	2,111
5.88% (B), 01/01/2035	7,314	7,582
6.17% (B), 02/01/2036	12,042	12,322
6-Month RFUCC Treasury + 1.74%,
5.76% (B), 10/01/2036	8,775	8,912
6-Month RFUCC Treasury + 1.84%,
5.93% (B), 03/01/2037	3,403	3,455
6-Month RFUCC Treasury + 1.82%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.96% (B), 07/01/2036	$ 8,259	$ 8,407
1-Year RFUCC Treasury + 1.67%,
5.96% (B), 11/01/2036	9,497	9,681
1-Year CMT + 2.37%,
6.19% (B), 09/01/2034	6,447	6,604
1-Year RFUCC Treasury + 1.94%,
6.24% (B), 06/01/2036	14,852	15,282
6-Month RFUCC Treasury + 2.11%,
6.24% (B), 02/01/2037	7,225	7,358
1-Year CMT + 2.36%,
6.48% (B), 10/01/2036	3,633	3,747
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%,
4.06% (B), 06/15/2043	264,819	260,960
1-Month SOFR Average + 0.51%,
4.11% (B), 10/15/2041	43,516	43,380
4.16% (B), 07/15/2037	28,694	28,399
1-Month SOFR Average + 0.55%,
4.15% (B), 02/15/2037	1,986	1,974
(3.33) * 1-Month SOFR Average + 17.12%,
5.14% (B), 02/15/2040	15,981	15,172
(1.25) * 1-Month SOFR Average + 9.98%,
5.49% (B), 07/15/2032	7,490	7,553
5.50%, 04/15/2033 - 05/15/2038	3,901	3,934
6.00%, 11/15/2032	6,654	6,847
6.50%, 08/15/2031 - 07/15/2036	43,845	45,255
7.00%, 10/15/2030 - 05/15/2032	42,834	44,312
7.25%, 12/15/2030	5,658	5,820
7.50%, 08/15/2030	5,782	5,941
8.00%, 01/15/2030	14,995	15,429
(3.62) * 1-Month SOFR Average + 26.80%,
5.50% (B), 05/15/2041	14,221	13,432
(2.00) * 1-Month SOFR Average + 13.06%,
5.87% (B), 07/15/2033	9,697	10,013
(1.83) * 1-Month SOFR Average + 14.55%,
7.96% (B), 09/15/2033	1,418	1,514
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
2.04% (B), 01/15/2040	15,451	1,452
(1.00) * 1-Month SOFR Average + 5.89%,
2.29% (B), 11/15/2037 - 02/15/2039	28,894	2,066
(1.00) * 1-Month SOFR Average + 6.09%,
2.49% (B), 06/15/2038	73,243	6,432
(1.00) * 1-Month SOFR Average + 6.26%,
2.66% (B), 10/15/2037	124,947	9,357
(1.00) * 1-Month SOFR Average + 6.31%,
2.71% (B), 11/15/2037	17,146	1,081
(1.00) * 1-Month SOFR Average + 6.69%,
3.09% (B), 04/15/2038	13,237	1,151
(1.00) * 1-Month SOFR Average + 6.99%,
3.39% (B), 07/15/2036	5,401	458
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 7.89%,
4.29% (B), 03/15/2032	$ 4,924	$ 377
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
12/15/2032 - 01/15/2040	42,225	36,324
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%,
4.94% (B), 10/25/2044	50,975	47,331
7.00%, 02/25/2043	24,524	25,130
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 09/15/2035	9,939	1,374
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	2,469,562	2,071,841
3.00%, 01/01/2043 - 07/01/2060	1,450,839	1,264,902
3.50%, 08/01/2032 - 03/01/2060	1,331,930	1,231,441
4.00%, 07/01/2042 - 08/01/2048	1,081,179	1,031,106
4.50%, 08/01/2052	2,077,234	2,006,993
5.00%, 03/01/2053 - 02/01/2054	8,103,122	8,027,349
5.50%, 03/01/2053 - 01/01/2058	2,884,278	2,941,940
6.00%, 10/01/2033 - 06/01/2054	1,193,281	1,220,808
6.50%, 01/01/2036	4,315	4,244
8.00%, 11/01/2037	2,877	2,945
1-Year CMT + 2.23%,
5.89% (B), 01/01/2036	4,929	5,046
Federal National Mortgage Association REMICS
(1.33) * 1-Month SOFR Average + 7.31%,
2.52% (B), 08/25/2033	14,437	13,256
1-Month SOFR Average + 0.41%,
4.04% (B), 08/25/2041	546	546
1-Month SOFR Average + 0.46%,
4.09% (B), 04/25/2035 - 08/25/2036	16,455	16,350
(1.88) * 1-Month SOFR Average + 11.06%,
4.24% (B), 07/25/2035	27,147	25,319
(2.50) * 1-Month SOFR Average + 13.46%,
4.48% (B), 07/25/2033	4,421	4,212
4.94% (B), 10/25/2042	7,305	7,295
6.00%, 08/25/2037	7,443	7,709
6.50%, 05/25/2044	19,504	19,896
7.00%, 03/25/2031 - 11/25/2031	26,483	27,201
1-Month SOFR Average + 0.36%,
5.09% (B), 06/27/2036	8,718	8,790
(2.75) * 1-Month SOFR Average + 16.19%,
6.21% (B), 05/25/2034	1,861	1,943
(1.67) * 1-Month SOFR Average + 12.31%,
6.26% (B), 09/25/2033	1,923	1,960
(2.00) * 1-Month SOFR Average + 13.77%,
6.52% (B), 03/25/2038	2,028	1,943
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(1.83) * 1-Month SOFR Average + 14.27%,
7.62% (B), 12/25/2032	$ 1,160	$ 1,165
(2.50) * 1-Month SOFR Average + 17.09%,
8.02% (B), 07/25/2035	16,684	17,664
(2.00) * 1-Month SOFR Average + 15.27%,
8.06% (B), 11/25/2031	4,234	4,325
(4.00) * 1-Month SOFR Average + 23.54%,
9.03% (B), 05/25/2034	1,757	1,810
(2.75) * 1-Month SOFR Average + 19.21%,
9.23% (B), 04/25/2034 - 05/25/2034	17,344	18,401
(6.67) * 1-Month SOFR Average + 53.24%,
10.00% (B), 03/25/2032	372	385
(3.67) * 1-Month SOFR Average + 24.15%,
10.85% (B), 03/25/2036	5,726	6,444
(4.00) * 1-Month SOFR Average + 25.74%,
11.23% (B), 10/25/2036	1,704	2,005
(4.00) * 1-Month SOFR Average + 26.10%,
11.59% (B), 12/25/2036	857	921
(3.25) * 1-Month SOFR Average + 24.82%,
13.03% (B), 02/25/2032	745	841
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.91% (B), 08/25/2042	95,792	3,711
1.70% (B), 01/25/2038	7,209	476
1.85% (B), 04/25/2041	10,417	788
6.50%, 05/25/2033	4,973	607
7.00%, 06/25/2033	6,790	755
(1.00) * 1-Month SOFR Average + 5.74%,
2.11% (B), 09/25/2038	38,553	2,497
(1.00) * 1-Month SOFR Average + 5.80%,
2.17% (B), 02/25/2038	19,156	1,284
(1.00) * 1-Month SOFR Average + 5.99%,
2.36% (B), 06/25/2037	11,342	764
(1.00) * 1-Month SOFR Average + 6.07%,
2.44% (B), 12/25/2039	3,337	212
(1.00) * 1-Month SOFR Average + 6.09%,
2.46% (B), 03/25/2038	4,377	267
(1.00) * 1-Month SOFR Average + 6.31%,
2.68% (B), 04/25/2040	4,794	276
(1.00) * 1-Month SOFR Average + 6.42%,
2.79% (B), 01/25/2041	81,941	7,966
(1.00) * 1-Month SOFR Average + 6.43%,
2.80% (B), 09/25/2037	12,981	912
(1.00) * 1-Month SOFR Average + 6.44%,
2.81% (B), 02/25/2039	6,741	470
(1.00) * 1-Month SOFR Average + 6.47%,
2.84% (B), 06/25/2036	7,261	480
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month SOFR Average + 6.59%,
2.96% (B), 03/25/2036	$ 143,328	$ 11,633
(1.00) * 1-Month SOFR Average + 7.04%,
3.41% (B), 07/25/2037	21,829	2,571
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2032 - 10/25/2043	269,568	213,612
Federal National Mortgage Association Whole Loan
1-Month SOFR Average + 0.37%,
4.00% (B), 11/25/2046	24,948	24,752
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032 - 01/25/2033	8,548	7,849
Government National Mortgage Association REMICS
1.65%, 01/20/2063	13	11
1-Month Term SOFR + 0.41%,
4.06% (B), 08/20/2060	19	19
1-Month Term SOFR + 0.54%,
4.19% (B), 04/20/2060	203	203
1-Month Term SOFR + 0.56%,
4.21% (B), 03/20/2060	3,715	3,706
1-Month Term SOFR + 0.63%,
4.28% (B), 10/20/2062	7,219	7,213
1-Month Term SOFR + 0.66%,
4.31% (B), 07/20/2062	460	460
1-Month Term SOFR + 0.69%,
4.34% (B), 09/20/2062	351	352
1-Month Term SOFR + 0.81%,
4.46% (B), 05/20/2061	55	55
(2.00) * 1-Month Term SOFR + 13.17%,
5.89% (B), 10/20/2037	6,388	6,385
(2.41) * 1-Month Term SOFR + 16.16%,
7.40% (B), 06/17/2035	1,899	2,023
(2.20) * 1-Month Term SOFR + 16.47%,
8.47% (B), 05/18/2034	21	22
(3.00) * 1-Month Term SOFR + 19.86%,
8.94% (B), 09/20/2037	2,721	2,858
(2.75) * 1-Month Term SOFR + 19.35%,
9.36% (B), 04/16/2034	7,612	8,041
(3.50) * 1-Month Term SOFR + 22.87%,
10.14% (B), 04/20/2037	8,233	8,413
(4.91) * 1-Month Term SOFR + 28.90%,
11.03% (B), 09/20/2034	4,420	4,478
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 5.59%,
1.95% (B), 12/20/2038	12,384	502
(1.00) * 1-Month Term SOFR + 5.72%,
2.08% (B), 02/20/2038	19,404	87
(1.00) * 1-Month Term SOFR + 5.89%,
2.25% (B), 11/20/2037	18,039	85
(1.00) * 1-Month Term SOFR + 5.97%,
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
2.33% (B), 06/20/2039	$ 11,308	$ 688
(1.00) * 1-Month Term SOFR + 5.99%,
2.35% (B), 10/20/2034	19,755	412
2.35% (B), 02/16/2039	6,412	29
(1.00) * 1-Month Term SOFR + 6.09%,
2.45% (B), 03/20/2037 - 06/20/2038	40,868	991
(1.00) * 1-Month Term SOFR + 6.16%,
2.52% (B), 04/20/2039	11,292	708
(1.00) * 1-Month Term SOFR + 6.19%,
2.55% (B), 09/20/2035 - 03/20/2039	34,009	1,992
(1.00) * 1-Month Term SOFR + 6.29%,
2.65% (B), 05/16/2038	27,959	981
(1.00) * 1-Month Term SOFR + 6.36%,
2.72% (B), 06/16/2037	12,609	69
(1.00) * 1-Month Term SOFR + 6.44%,
2.80% (B), 11/20/2037 - 12/20/2037	16,460	80
(1.00) * 1-Month Term SOFR + 6.64%,
3.00% (B), 07/20/2037	31,014	383
(1.00) * 1-Month Term SOFR + 6.70%,
3.06% (B), 04/16/2037	10,468	608
6.50%, 03/20/2039	8,705	368
Government National Mortgage Association REMICS, Principal Only STRIPS
06/16/2033 - 01/20/2038	18,543	15,872
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.78% (B), 08/25/2038 (A)	80,810	999
1.88% (B), 03/25/2039 (A)	72,752	1,583
3.16% (B), 04/25/2040 (A)	23,082	1,111
Tennessee Valley Authority
5.88%, 04/01/2036	1,459,000	1,606,761
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/2056 (D)	21,191,000	16,916,276
2.50%, 07/01/2056 (D)	68,019,000	56,822,435
3.00%, 07/01/2056 (D)	47,867,000	41,726,561
3.50%, 07/01/2041 - 07/01/2056 (D)	27,022,000	24,830,430
4.00%, 07/01/2056 (D)	31,290,000	29,241,408
4.50%, 07/01/2056 (D)	31,891,000	30,548,090
5.00%, 07/01/2041 - 07/01/2056 (D)	35,707,000	35,173,712
5.50%, 07/01/2056 (D)	49,015,000	49,171,615
6.00%, 07/01/2056 (D)	26,740,000	27,334,933
Vendee Mortgage Trust
7.50%, 02/15/2027	9,545	9,593
Total U.S. Government Agency Obligations (Cost $346,160,952)		345,361,483
MORTGAGE-BACKED SECURITIES - 7.5%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 03/25/2034	56,072	56,830
Series 2005-28CB, Class 1A4, 5.50%, 08/25/2035	52,994	44,910
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	15,355	11,429
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8, (1.00) * 1-Month Term SOFR + 4.64%, 0.99% (B), 07/25/2035	$ 100,091	$ 4,085
Series 2005-22T1, Class A2, (1.00) * 1-Month Term SOFR + 4.96%, 1.31% (B), 06/25/2035	303,094	20,909
Angel Oak Mortgage Trust
Series 2025-1, Class A1, 5.69% (B), 01/25/2070 (A)	1,609,199	1,613,353
BAMLL Commercial Mortgage Securities Trust
Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	200,000	138,724
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1, 03/25/2034	4,207	2,979
Series 2005-7, Class 30, 11/25/2035	4,729	4,887
Series 2005-8, Class 30, 01/25/2036	1,441	817
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	2,240,000	2,272,762
Bear Stearns ARM Trust
Series 2006-1, Class A1, 1-Year CMT + 2.25%, 5.95% (B), 02/25/2036	8,499	8,217
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	6,620,000	6,684,346
BRAVO Residential Funding Trust
Series 2024-NQM2, Class A1, 6.29% (B), 02/25/2064 (A)	271,509	272,292
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	513,093	515,873
Series 2024-NQM7, Class A1, 5.55% (B), 10/27/2064 (A)	1,145,890	1,147,185
Series 2025-NQM1, Class A1, 5.60% (B), 12/25/2064 (A)	397,885	398,864
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	2,547,312	2,550,451
Series 2025-NQM6, Class A1, 5.33% (B), 06/25/2065 (A)	3,587,484	3,582,210
BX Trust
Series 2025-ARIA, Class A, 5.20% (B), 12/13/2042 (A)	4,069,000	4,076,415
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3, 6.31% (B), 02/25/2037	4,923	4,943
Series 2007-A2, Class 2A1, 6.14% (B), 06/25/2035	4,657	4,673
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26, 5.50%, 04/25/2034	16,868	16,669
Series 2004-3, Class A4, 5.75%, 04/25/2034	10,121	10,040
Series 2004-7, Class 2A1, 4.90% (B), 06/25/2034	4,723	4,407
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust (continued)
Series 2004-HYB1, Class 2A, 4.82% (B), 05/20/2034	$ 4,099	$ 3,939
Series 2005-22, Class 2A1, 4.62% (B), 11/25/2035	35,647	29,316
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	1,373	1,322
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	651,283	653,235
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4, 5.25%, 09/25/2033	4,493	4,471
Cross Mortgage Trust
Series 2025-H10, Class A1, 4.97% (B), 01/25/2071 (A)	4,403,972	4,362,097
Series 2025-H7, Class A1, 4.93% (B), 09/25/2070 (A)	3,369,848	3,337,641
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	2,154,297	2,135,569
Series 2026-NQM2, Class A1, 4.83% (B), 03/25/2061 (A)	4,840,471	4,784,458
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	6,553,879	6,502,268
Series 2026-NQM6, Class A1, 5.27% (B), 05/25/2071 (A)	2,907,822	2,895,252
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (B), 01/25/2060 (A)	2,573,843	2,165,902
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.76% (B), 11/13/2042 (A)	1,686,000	1,663,361
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (B), 04/25/2028 (A)	900,000	860,610
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	3,180,302	3,145,510
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	3,798,864	3,744,365
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF, 1-Month Term SOFR + 0.46%, 4.11% (B), 03/25/2035 (A)	60,352	56,904
Series 2005-RP3, Class 1AF, 1-Month Term SOFR + 0.46%, 4.11% (B), 09/25/2035 (A)	42,773	37,100
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	8,379	8,278
Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	4,456	4,434
Series 2005-7F, Class 3A9, 6.00%, 09/25/2035	13,256	13,191
Series 2006-1F, Class 2A4, 6.00%, 02/25/2036	30,559	11,462
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.65% (B), 01/13/2040 (A)	$ 4,900,000	$ 4,977,364
Impac Secured Assets Trust
Series 2006-1, Class 2A1, 1-Month Term SOFR + 0.81%, 4.46% (B), 05/25/2036	9,086	8,667
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.31% (B), 11/25/2033	2,354	2,345
Ladder Capital Commercial Mortgage Trust
Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	143,868
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	2,780,000	2,690,716
Series 2020-1MW, Class B, 2.41% (B), 09/10/2039 (A)	826,000	800,371
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.02% (B), 04/21/2034	5,823	5,744
Series 2004-13, Class 3A7, 5.37% (B), 11/21/2034	3,367	3,345
Series 2004-3, Class 4A2, 3.91% (B), 04/25/2034	3,239	2,946
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3, 05/28/2035 (A)	2,633	2,094
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 1-Month Term SOFR + 0.73%, 4.38% (B), 10/25/2028	22,883	21,353
Series 2004-1, Class 2A1, 4.84% (B), 12/25/2034	9,444	8,951
Series 2004-A, Class A1, 1-Month Term SOFR + 0.57%, 4.22% (B), 04/25/2029	22,463	20,845
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	320,015	316,430
MFA Trust
Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,422,523	2,219,709
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	1,064,432	1,027,710
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	234,225	224,739
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	189,555	177,470
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2, 6.00%, 05/25/2033	1,385	1,399
Series 2003-A1, Class A5, 7.00%, 04/25/2033	9,586	9,633
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	203,142	203,929
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	$ 160,820	$ 161,746
Series 2025-NQM13, Class A1, 5.44% (B), 05/25/2065 (A)	2,172,016	2,172,734
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	5,475,028	5,442,212
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	432,891	433,720
Series 2025-NQM23, Class A1, 4.87% (B), 10/25/2065 (A)	12,120,523	12,018,577
Series 2026-NQM7, Class A1, 5.22% (B), 04/25/2066 (A)	3,353,532	3,334,792
PHH Alternative Mortgage Trust, Interest Only STRIPS
Series 2007-2, Class 2X, 6.00%, 05/25/2037	38,940	7,583
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (B), 11/25/2055 (A)	1,745,452	1,736,433
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 1-Month Term SOFR + 0.87%, 4.51% (B), 04/20/2033	16,308	15,242
Series 2004-11, Class A1, 1-Month Term SOFR + 0.71%, 4.35% (B), 12/20/2034	8,295	7,706
Series 2004-8, Class A1, 1-Month Term SOFR + 0.81%, 4.45% (B), 09/20/2034	57,438	50,758
Series 2004-9, Class A1, 1-Month Term SOFR + 0.79%, 4.43% (B), 10/20/2034	31,600	29,149
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-1, Class 4A4, 5.92% (B), 02/25/2034	34,877	33,784
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.45% (B), 01/19/2034	51,285	49,551
Series 2004-AR1, Class 1A1, 1-Month Term SOFR + 0.81%, 4.45% (B), 03/19/2034	44,518	42,273
Series 2004-AR5, Class 1A1, 1-Month Term SOFR + 0.77%, 4.41% (B), 10/19/2034	6,986	6,783
Series 2005-AR5, Class A3, 1-Month Term SOFR + 0.61%, 4.25% (B), 07/19/2035	19,004	18,380
Thornburg Mortgage Securities Trust
Series 2004-4, Class 3A, 5.27% (B), 12/25/2044	12,576	12,495
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	484,626	476,957
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	205,243	203,130
Series 2018-1, Class A1, 3.00% (B), 01/25/2058 (A)	3,942	3,930
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	$ 1,245,804	$ 1,175,894
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	1,024,989	980,834
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	2,427,981	2,206,178
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	1,449,459	1,360,027
Series 2021-R1, Class A1, 2.92% (B), 11/30/2060 (A)	1,201,736	1,072,385
Series 2022-1, Class A1, 3.75% (B), 07/25/2062 (A)	494,663	466,322
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	935,147	888,760
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6, 5.51% (B), 10/25/2033	13,094	12,252
Series 2003-AR6, Class A1, 5.70% (B), 06/25/2033	3,481	3,433
Series 2003-S3, Class 1A4, 5.50%, 06/25/2033	12,298	12,159
Series 2003-S9, Class A8, 5.25%, 10/25/2033	11,500	11,356
Series 2004-AR3, Class A2, 4.89% (B), 06/25/2034	2,933	2,804
Washington Mutual Mortgage Pass- Through Certificates Trust
Series 2005-4, Class CB7, 5.50%, 06/25/2035	38,843	35,822
Washington Mutual Mortgage Pass- Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4, (1.00) * 1-Month Term SOFR + 4.94%, 1.29% (B), 04/25/2035	138,050	5,672
Series 2005-3, Class CX, 5.50%, 05/25/2035	54,521	8,228
Washington Mutual MSC Mortgage Pass- Through Certificates Trust, Principal Only STRIPS
Series 2003-MS7, Class P, 03/25/2033	89	72
Total Mortgage-Backed Securities (Cost $108,196,630)		107,238,716
ASSET-BACKED SECURITIES - 5.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	201,472	202,119
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	45,060	42,349
Series 2021-1H, Class B, 1.90%, 10/20/2040 (A)	343,817	322,306
Series 2024-1A, Class A, 4.68%, 08/22/2044 (A)	3,464,650	3,442,121
	Principal	Value
ASSET-BACKED SECURITIES (continued)
AIMCO CLO
Series 2018-BA, Class AR3, 3-Month Term SOFR + 1.20%, 4.88% (B), 04/16/2037 (A)	$ 3,600,000	$ 3,605,400
Avis Budget Rental Car Funding AESOP LLC
Series 2023-5A, Class A, 5.78%, 04/20/2028 (A)	1,250,000	1,259,509
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,080,000	1,093,745
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,500,000	3,553,030
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (A)	3,010,000	2,979,815
Benefit Street Partners CLO X Ltd.
Series 2016-10A, Class A1R3, 3-Month Term SOFR + 1.30%, 4.98% (B), 07/20/2038 (A)	1,210,000	1,212,898
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	366,058	369,454
Chase Funding Trust
Series 2003-6, Class 1A7, 4.81% (B), 11/25/2034	9,636	9,444
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (B), 10/15/2037 (A)	6,725,000	6,736,197
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	1,740,000	1,745,940
Series 2026-1, Class A, 4.61%, 05/15/2031	3,482,000	3,487,187
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (A)	4,239,000	4,215,740
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	53,604	49,561
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (A)	5,762,000	5,715,131
Hero Funding Trust
Series 2017-1A, Class A2, 4.46%, 09/20/2047 (A)	142,547	134,823
Series 2017-3A, Class A2, 3.95%, 09/20/2048 (A)	154,848	144,308
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (A)	1,955,000	1,966,709
Series 2026-2A, Class A, 5.40%, 11/25/2032 (A)	6,715,000	6,738,104
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	130,896	132,707
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	157,790	159,801
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust (continued)
Series 2024-3A, Class A, 4.98%, 08/27/2040 (A)	$ 1,959,777	$ 1,962,265
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	610,060	607,537
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	163,510	164,950
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	1,357,088	1,346,489
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.68% (B), 10/20/2034 (A)	1,500,000	1,498,048
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)	5,740,000	5,707,099
MVW LLC
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	361,344	361,550
Series 2024-1A, Class A, 5.32%, 02/20/2043 (A)	3,121,174	3,154,329
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	1,982,767	1,961,121
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	3,372,000	3,343,468
Renew Financial
Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	75,093	69,009
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	4,239,000	4,275,068
Securitized Asset-Backed Receivables LLC Trust
Series 2006-CB1, Class AF2, 2.80% (B), 01/25/2036	11,682	9,942
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	402,780	404,331
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	140,482	142,385
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	155,676	158,798
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	307,314	308,627
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	463,406	461,477
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	931,055	930,051
Series 2025-2A, Class B, 4.93%, 04/20/2044 (A)	1,614,055	1,613,232
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	4,770,000	4,682,204
Total Asset-Backed Securities (Cost $82,818,694)		82,480,378
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (C)	$ 1,802,000	$ 1,962,378
Dominican Republic - 0.2%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	2,887,000	3,009,698
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	1,846,000	1,800,093
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,321,000	1,340,683
Total Foreign Government Obligations (Cost $8,023,699)		8,112,852
COMMERCIAL PAPER - 19.9%
Banks - 3.7%
Lloyds Bank PLC
3.85% (E), 08/27/2026	14,000,000	13,914,470
Macquarie Bank Ltd.
3.85% (E), 07/01/2026 (A)	3,265,000	3,264,661
Sumitomo Mitsui Trust Bank Ltd.
3.96% (E), 07/21/2026 (A)	13,000,000	12,972,038
Toronto-Dominion Bank
3.91% (E), 08/07/2026 (A)	10,000,000	9,960,540
Westpac Securities NZ Ltd.
3.85% (E), 08/13/2026 (A)	9,250,000	9,207,514
3.87% (E), 08/13/2026 (A)	3,000,000	2,986,221
		52,305,444
Capital Markets - 0.9%
Lexington Parker Capital Co. LLC
3.94% (E), 09/01/2026 (A)	13,700,000	13,606,402
Chemicals - 0.5%
Air Liquide U.S. LLC
3.91% (E), 09/21/2026 (A)	6,750,000	6,690,697
Financial Services - 13.8%
Anglesea Funding LLC
3.92% (E), 08/07/2026 (A)	8,100,000	8,067,396
Atlantic Asset Securitization LLC
3.89% (E), 08/24/2026 (A)	7,000,000	6,958,808
Barton Capital SA
3.81% (E), 07/27/2026 (A)	7,000,000	6,980,171
3.88% (E), 08/03/2026 (A)	6,950,000	6,925,013
Bedford Row Funding Corp.
3.89% (E), 09/04/2026 (A)	15,700,000	15,589,241
3.91% (E), 09/01/2026 (A)	3,935,000	3,908,529
Britannia Funding Co. LLC
3.99% (E), 09/11/2026 (A)	4,000,000	3,968,470
Columbia Funding Co. LLC
3.92% (E), 07/22/2026 (A)	1,500,000	1,496,573
3.92% (E), 09/01/2026 (A)	6,000,000	5,959,533
3.94% (E), 08/10/2026 (A)	3,600,000	3,584,345
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Concord Minutemen Capital Co. LLC
4.09% (E), 09/25/2026 (A)	$ 14,000,000	$ 13,866,527
Fairway Finance Co. LLC
3.86% (E), 07/21/2026 (A)	14,000,000	13,969,532
Glencove Funding LLC
3.90% (E), 09/02/2026 (A)	2,500,000	2,482,865
3.90% (E), 09/04/2026 (A)	9,000,000	8,936,343
GTA Funding LLC
3.94% (E), 08/06/2026 (A)	7,500,000	7,470,387
Lion Bay Funding LLC
3.98% (E), 09/29/2026 (A)	9,110,000	9,020,621
Manhattan Asset Funding Co. LLC
3.86% (E), 07/29/2026 (A)	12,500,000	12,461,814
Mercedes-Benz Finance North America LLC
3.87% (E), 08/04/2026 (A)	5,700,000	5,678,628
Mont Blanc Capital Corp.
3.96% (E), 09/15/2026 (A)	5,500,000	5,454,442
Ranger Funding Co. LLC
4.00% (E), 09/10/2026 (A)	9,700,000	9,625,000
4.09% (E), 09/11/2026 (A)	7,500,000	7,441,184
Starbird Funding Corp.
3.95% (E), 07/01/2026 (A)	5,000,000	4,999,491
Versailles Commercial Paper LLC
3.92%, 09/16/2026	10,000,000	9,914,893
Verto Capital I Compartment C
3.98% (E), 07/22/2026 (A)	1,500,000	1,496,560
Verto Capital I-A LLC
3.92% (E), 07/24/2026 (A)	7,500,000	7,481,014
Victory Receivables Corp.
3.88% (E), 08/10/2026 (A)	4,000,000	3,982,548
3.91% (E), 07/24/2026 (A)	8,000,000	7,979,943
3.92% (E), 07/07/2026 (A)	1,355,000	1,354,033
		197,053,904
	Principal	Value
COMMERCIAL PAPER (continued)
Food Products - 1.0%
Compass Group PLC
3.87% (E), 08/27/2026 (A)	$ 14,000,000	$ 13,914,860
Total Commercial Paper (Cost $283,601,552)		283,571,307
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bills
3.67% (E), 08/27/2026	6,000,000	5,965,125
3.68% (E), 08/27/2026	14,000,000	13,918,626
3.69% (E), 09/01/2026	14,000,000	13,912,296
Total Short-Term U.S. Government Obligations (Cost $33,799,289)		33,796,047

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	8,128,068	8,128,068
Total Other Investment Company (Cost $8,128,068)		8,128,068
Total Investments (Cost $1,741,758,986)		1,726,868,859
Net Other Assets (Liabilities) - (21.0)%		(300,229,089)
Net Assets - 100.0%		$ 1,426,639,770
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	217	09/30/2026	$44,770,850	$44,730,820	$—	$(40,030)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$483,830,037	$—	$483,830,037
U.S. Government Obligations	—	374,349,971	—	374,349,971
U.S. Government Agency Obligations	—	345,361,483	—	345,361,483
Mortgage-Backed Securities	—	107,238,716	—	107,238,716
Asset-Backed Securities	—	82,480,378	—	82,480,378
Foreign Government Obligations	—	8,112,852	—	8,112,852
Commercial Paper	—	283,571,307	—	283,571,307
Short-Term U.S. Government Obligations	—	33,796,047	—	33,796,047
Other Investment Company	8,128,068	—	—	8,128,068
Total Investments	$8,128,068	$1,718,740,791	$—	$1,726,868,859
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(40,030)	$—	$—	$(40,030)
Total Other Financial Instruments	$(40,030)	$—	$—	$(40,030)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $586,643,808, representing 41.1% of the
Portfolio's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(C)
All or a portion of the security is on loan. The total value of the securities on loan is $10,675,685, collateralized by cash collateral of $8,128,068 and non-cash collateral, such as U.S. government securities of $2,770,320. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at June 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $1,741,758,986) (including securities loaned of $10,675,685)	$1,726,868,859
Cash	19,966,218
Cash collateral pledged at broker for:
TBA commitments	141,003
Futures contracts	184,800
Receivables and other assets:
Investments sold	17,921,972
Net income from securities lending	3,565
Shares of beneficial interest sold	220,889
Interest	11,001,777
Prepaid expenses	6,582
Total assets	1,776,315,665
Liabilities:
Cash collateral received upon return of:
Securities on loan	8,128,068
Cash collateral at broker for:
TBA commitments	1,475,479
Payables and other liabilities:
Investments purchased	19,695,519
When-issued, delayed-delivery, forward and TBA commitments purchased	319,656,402
Shares of beneficial interest redeemed	23,864
Investment management fees	509,644
Distribution and service fees	48,099
Transfer agent costs	1,027
Trustee and CCO fees	6,151
Audit and tax fees	21,244
Custody fees	46,364
Legal fees	8,889
Printing and shareholder reports fees	33,169
Other accrued expenses	9,205
Variation margin payable on futures contracts	12,771
Total liabilities	349,675,895
Net assets	$1,426,639,770
Net assets consist of:
Capital stock ($0.01 par value)	$1,276,038
Additional paid-in capital	1,458,394,338
Total distributable earnings (accumulated losses)	(33,030,606)
Net assets	$1,426,639,770
Net assets by class:
Initial Class	$1,207,589,229
Service Class	219,050,541
Shares outstanding:
Initial Class	109,426,167
Service Class	18,177,586
Net asset value and offering price per share:
Initial Class	$11.04
Service Class	12.05
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$31,710,974
Net income from securities lending	14,907
Total investment income	31,725,881
Expenses:
Investment management fees	2,847,250
Distribution and service fees:
Service Class	280,076
Transfer agent costs	6,702
Trustee and CCO fees	35,126
Audit and tax fees	25,961
Custody fees	65,082
Legal fees	66,000
Printing and shareholder reports fees	39,167
Other	38,792
Total expenses	3,404,156
Net investment income (loss)	28,321,725
Net realized gain (loss) on:
Investments	(6,296,763)
Futures contracts	(6,864)
Net realized gain (loss)	(6,303,627)
Net change in unrealized appreciation (depreciation) on:
Investments	(13,426,640)
Futures contracts	(40,030)
Net change in unrealized appreciation (depreciation)	(13,466,670)
Net realized and change in unrealized gain (loss)	(19,770,297)
Net increase (decrease) in net assets resulting from operations	$8,551,428
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$28,321,725	$22,323,957
Net realized gain (loss)	(6,303,627)	2,684,715
Net change in unrealized appreciation (depreciation)	(13,466,670)	7,960,952
Net increase (decrease) in net assets resulting from operations	8,551,428	32,969,624
Dividends and/or distributions to shareholders:
Initial Class	—	(12,656,577)
Service Class	—	(5,103,704)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,760,281)
Capital share transactions:
Proceeds from shares sold:
Initial Class	152,925,425	1,055,306,047
Service Class	2,431,197	8,752,482
	155,356,622	1,064,058,529
Dividends and/or distributions reinvested:
Initial Class	—	12,656,577
Service Class	—	5,103,704
	—	17,760,281
Cost of shares redeemed:
Initial Class	(41,372,451)	(103,345,483)
Service Class	(17,588,072)	(45,104,148)
	(58,960,523)	(148,449,631)
Net increase (decrease) in net assets resulting from capital share transactions	96,396,099	933,369,179
Net increase (decrease) in net assets	104,947,527	948,578,522
Net assets:
Beginning of period/year	1,321,692,243	373,113,721
End of period/year	$1,426,639,770	$1,321,692,243
Capital share transactions - shares:
Shares issued:
Initial Class	13,832,541	96,343,897
Service Class	202,667	744,279
	14,035,208	97,088,176
Shares reinvested:
Initial Class	—	1,176,262
Service Class	—	433,620
	—	1,609,882
Shares redeemed:
Initial Class	(3,754,280)	(9,530,669)
Service Class	(1,462,698)	(3,842,612)
	(5,216,978)	(13,373,281)
Net increase (decrease) in shares outstanding:
Initial Class	10,078,261	87,989,490
Service Class	(1,260,031)	(2,664,713)
	8,818,230	85,324,777
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.96	$10.52	$10.97	$10.64	$12.63	$13.65
Investment operations:
Net investment income (loss)(A)	0.22	0.44	0.48	0.48	0.31	0.27
Net realized and unrealized gain (loss)	(0.14)	0.29	(0.32)	0.15	(1.91)	(0.40)
Total investment operations	0.08	0.73	0.16	0.63	(1.60)	(0.13)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.29)	(0.61)	(0.30)	(0.34)	(0.38)
Net realized gains	—	—	—	—	(0.05)	(0.51)
Total dividends and/or distributions to shareholders	—	(0.29)	(0.61)	(0.30)	(0.39)	(0.89)
Net asset value, end of period/year	$11.04	$10.96	$10.52	$10.97	$10.64	$12.63
Total return(B)	0.73%(C)	6.99%	1.38%	6.04%	(12.77)%	(1.03)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,207,589	$1,088,798	$119,508	$213,566	$117,521	$146,690
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.45%(D)	0.48%	0.51%	0.50%	0.50%	0.52%
Including waiver and/or reimbursement and recapture	0.45%(D)	0.48%	0.51%(E)	0.50%	0.50%	0.52%
Net investment income (loss) to average net assets	4.11%(D)	4.13%	4.45%	4.49%	2.70%	2.08%
Portfolio turnover rate(F)	44%(C)	113%	73%	90%	116%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 174% (not annualized), 310%, 289%,
325%, 168% and 59%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.98	$11.47	$11.90	$11.51	$13.62	$14.65
Investment operations:
Net investment income (loss)(A)	0.23	0.47	0.50	0.49	0.30	0.26
Net realized and unrealized gain (loss)	(0.16)	0.30	(0.35)	0.16	(2.06)	(0.44)
Total investment operations	0.07	0.77	0.15	0.65	(1.76)	(0.18)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.26)	(0.58)	(0.26)	(0.30)	(0.34)
Net realized gains	—	—	—	—	(0.05)	(0.51)
Total dividends and/or distributions to shareholders	—	(0.26)	(0.58)	(0.26)	(0.35)	(0.85)
Net asset value, end of period/year	$12.05	$11.98	$11.47	$11.90	$11.51	$13.62
Total return(B)	0.58%(C)	6.73%	1.18%	5.78%	(12.99)%	(1.27)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$219,051	$232,894	$253,606	$264,987	$276,136	$360,914
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.70%(D)	0.74%	0.76%	0.75%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.70%(D)	0.74%	0.76%(E)	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	3.84%(D)	3.97%	4.21%	4.25%	2.41%	1.83%
Portfolio turnover rate(F)	44%(C)	113%	73%	90%	116%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 174% (not annualized), 310%, 289%,
325%, 168% and 59%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Core Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$6,091,572	$—	$—	$—	$6,091,572
Foreign Government Obligations	2,036,496	—	—	—	2,036,496
Total Securities Lending Transactions	$8,128,068	$—	$—	$—	$8,128,068
Total Borrowings	$8,128,068	$—	$—	$—	$8,128,068
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(40,030)	$—	$—	$—	$—	$(40,030)
Total	$(40,030)	$—	$—	$—	$—	$(40,030)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(6,864)	$—	$—	$—	$—	$(6,864)
Total	$(6,864)	$—	$—	$—	$—	$(6,864)
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(40,030)	$—	$—	$—	$—	$(40,030)
Total	$(40,030)	$—	$—	$—	$—	$(40,030)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$10,937,230
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.420%
Over $1 billion up to $2 billion	0.380
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Initial Class	0.53%	May 1, 2027
Service Class	0.78	May 1, 2027
Prior to May 1, 2026
Initial Class	0.54
Service Class	0.79
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$289,669,049	$298,989,614	$241,962,567	$224,254,325
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,741,758,986	$2,740,560	$(17,670,717)	$(14,930,157)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Core Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period, in line with the median for its peer universe for the past 3- and 10-year periods, and below the median for its peer universe for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Core Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Aegon High Yield Bond VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 93.8%
Aerospace & Defense - 0.8%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 923,245
6.13%, 07/31/2034 (A)	42,000	41,946
6.38%, 03/01/2029 (A)	274,000	278,187
6.75%, 01/31/2034 (A)	182,000	186,679
6.88%, 12/15/2030 (A)	385,000	395,665
7.13%, 12/01/2031 (A)	85,000	88,014
		1,913,736
Automobile Components - 2.7%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	488,000	486,284
7.75%, 10/15/2033 (A)	484,000	478,128
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/2028 (A)(B)	329,000	333,817
6.75%, 02/15/2030 - 09/15/2032 (A)	707,000	725,954
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	126,000	125,995
6.38%, 04/15/2034 (A)	126,000	125,748
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	360,663
5.00%, 07/15/2029	434,000	414,868
5.63%, 04/30/2033 (B)	945,000	823,311
8.88%, 07/15/2032	1,100,000	1,109,548
Phinia, Inc.
6.63%, 10/15/2032 (A)	676,000	690,512
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	530,000	525,561
7.13%, 04/14/2030 (A)	303,000	305,390
		6,505,779
Automobiles - 0.8%
Ford Motor Co.
6.10%, 08/19/2032	140,000	142,559
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	244,472
4.00%, 11/13/2030	625,000	587,348
7.35%, 11/04/2027 - 03/06/2030	973,000	1,019,769
		1,994,148
Banks - 0.7%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A)(D)(E)(F)	200,000	48,000
Fixed until 08/21/2026 (C), 6.38% (A)(D)(E)(F)	387,000	92,880
Fixed until 09/12/2025 (C), 7.25% (A)(D)(E)(F)	465,000	111,600
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (F), 11/21/2033 (A)	411,000	474,987
Lloyds Banking Group PLC
Fixed until 09/27/2035 (C), 6.63% (B)(F)	965,000	961,224
		1,688,691
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 0.6%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/2029 (A)	$ 1,412,000	$ 1,378,287
Biotechnology - 0.7%
Genmab AS/Genmab Finance LLC
6.25%, 12/15/2032 (A)	541,000	551,319
7.25%, 12/15/2033 (A)	1,074,000	1,119,750
		1,671,069
Building Products - 3.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)(B)	758,000	746,333
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	786,000	732,105
5.00%, 03/01/2030 (A)	137,000	134,301
6.38%, 06/15/2032 (A)	461,000	467,838
6.75%, 05/15/2035 (A)	145,000	147,838
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	775,000	480,284
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	615,000	112,398
9.50%, 08/15/2029 (A)	344,000	210,454
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	1,878,000	1,919,943
6.75%, 07/15/2031 (A)(B)	179,000	185,274
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	810,000	827,153
6.75%, 03/01/2033 (A)	228,000	232,418
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	1,286,000	1,356,031
		7,552,370
Chemicals - 3.3%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	3,680
Celanese U.S. Holdings LLC
7.55%, 11/15/2030	705,000	747,279
FMC Corp.
8.00%, 06/01/2031 (A)	846,000	880,508
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	1,133,000	1,190,559
8.50%, 11/15/2028 (A)	561,000	580,616
9.00%, 02/15/2030 (A)	553,000	578,900
Olin Corp.
6.63%, 04/01/2033 (A)	1,204,000	1,188,851
Olympus Water U.S. Holding Corp.
6.75%, 08/01/2032 (A)	826,000	807,067
7.25%, 02/15/2033 (A)	2,015,000	1,992,770
		7,970,230
Commercial Services & Supplies - 6.1%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,420,000	1,484,445
Avient Corp.
6.25%, 11/01/2031 (A)	147,000	148,958
7.13%, 08/01/2030 (A)	943,000	960,357
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	$ 303,000	$ 302,638
8.00%, 02/15/2031 (A)(B)	1,645,000	1,661,187
8.38%, 06/15/2032 (A)(B)	712,000	716,709
Axon Enterprise, Inc.
6.13%, 03/15/2030 (A)	125,000	127,495
6.25%, 03/15/2033 (A)	1,050,000	1,076,216
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	694,000	678,794
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	239,000	175,665
Herc Holdings, Inc.
6.00%, 03/15/2034 (A)	605,000	600,980
6.63%, 06/15/2029 (A)	798,000	814,736
7.00%, 06/15/2030 (A)	328,000	339,666
7.25%, 06/15/2033 (A)	344,000	358,640
Hertz Corp.
5.00%, 12/01/2029 (A)	607,000	185,135
12.63%, 07/15/2029 (A)(B)	1,645,000	1,338,845
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)	1,016,000	736,138
Madison IAQ LLC
5.88%, 06/30/2029 (A)	1,176,000	1,176,607
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	366,062
4.00%, 07/15/2030	622,000	594,590
6.00%, 12/15/2029 (A)	802,000	815,079
		14,658,942
Communications Equipment - 3.5%
Altice Financing SA
9.63%, 07/15/2027 (A)	504,000	386,901
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)	1,140,000	1,156,023
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	1,295,617	717,079
Iliad Holding SAS
8.50%, 04/15/2031 (A)	728,000	771,269
Level 3 Financing, Inc.
6.88%, 06/30/2033 (A)	605,000	621,577
7.00%, 03/31/2034 (A)	540,000	556,814
7.50%, 02/15/2037 (A)	300,000	307,914
8.50%, 01/15/2036 (A)	995,500	1,069,002
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (A)	1,069,000	1,067,457
Vmed O2 U.K. Financing I PLC
6.75%, 01/15/2033 (A)	1,224,000	1,036,319
7.75%, 04/15/2032 (A)	926,000	836,309
		8,526,664
Construction & Engineering - 1.2%
Century Communities, Inc.
6.63%, 09/15/2033 (A)	1,370,000	1,383,370
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Construction & Engineering (continued)
KB Home
7.25%, 07/15/2030	$ 1,488,000	$ 1,516,825
		2,900,195
Consumer Staples Distribution & Retail - 1.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	204,000	200,166
4.00%, 10/15/2030 (A)	636,000	600,415
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	171,000	174,435
6.75%, 07/01/2036	497,000	497,846
6.88%, 11/01/2035 (B)	455,000	465,789
7.50%, 06/15/2029	549,000	555,583
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	341,000	246,438
9.50%, 06/15/2031 (A)	410,000	363,551
QXO Building Products, Inc.
6.50%, 07/15/2031 (A)	310,000	315,943
6.88%, 07/15/2034 (A)	310,000	318,238
		3,738,404
Containers & Packaging - 5.2%
Ardagh Group SA
9.50%, 12/01/2030 (A)	912,343	975,168
PIK Rate 6.50%, Cash Rate 5.50%, 12/01/2030 (A)(G)(H)	988,005	943,545
Ball Corp.
2.88%, 08/15/2030	1,447,000	1,320,374
6.00%, 06/15/2029	57,000	57,918
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/2028 (A)	751,000	749,122
6.75%, 07/15/2030 (A)	1,204,000	1,229,176
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	685,000	664,864
6.88%, 01/15/2030 (A)	431,000	429,396
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	997,000	963,037
3.75%, 02/01/2030 (A)(B)	404,000	379,687
6.38%, 07/15/2032 (A)(B)	674,000	680,022
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	1,387,000	1,417,958
9.25%, 04/15/2027 (A)	148,000	145,040
OI European Group BV
4.75%, 02/15/2030 (A)	303,000	287,821
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	478,000	472,378
7.38%, 06/01/2032 (A)(B)	440,000	421,560
9.50%, 06/01/2033 (A)(B)	952,000	975,200
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	182,000	192,304
12.25%, 01/15/2031 (A)	239,000	264,176
		12,568,746
Distributors - 0.3%
Core & Main LP
6.00%, 07/01/2034 (A)(I)	720,000	723,386
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 3.4%
Alpha Generation LLC
6.25%, 01/15/2034 (A)	$ 1,730,000	$ 1,702,295
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	320,000	296,805
4.75%, 03/15/2028 (A)	583,000	577,645
5.75%, 01/15/2034 (A)	806,000	790,293
Constellation Energy Generation LLC
3.75%, 03/01/2031 (A)	531,000	505,600
5.00%, 02/01/2031 (A)	140,000	139,961
NRG Energy, Inc.
5.75%, 01/15/2028	268,000	268,124
6.00%, 02/01/2033 (A)	729,000	732,893
6.13%, 05/15/2036 (A)	406,000	406,188
Talen Energy Supply LLC
6.25%, 02/01/2034 (A)	321,000	319,049
6.50%, 02/01/2036 (A)	321,000	323,618
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	771,000	770,457
6.88%, 04/15/2032 (A)	1,376,000	1,425,115
		8,258,043
Electrical Equipment - 0.4%
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	196,000	193,989
6.38%, 03/15/2029 - 03/15/2033 (A)	650,000	662,615
6.63%, 03/15/2032 (A)	195,000	200,940
		1,057,544
Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	301,000	292,759
6.63%, 07/15/2032 (A)	428,000	440,207
		732,966
Energy Equipment & Services - 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	885,000	902,599
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	498,000	495,010
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	490,000	491,256
6.50%, 10/01/2033 (A)	502,000	508,854
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)(I)	1,028,000	1,044,208
		3,441,927
Financial Services - 3.9%
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	980,000	947,107
7.25%, 01/15/2031 (A)	1,225,000	1,258,601
ILFC E-Capital Trust I
6.48% (F), 12/21/2065 (A)(B)	2,418,000	2,077,198
ILFC E-Capital Trust II
6.73% (F), 12/21/2065 (A)	684,000	601,246
PennyMac Financial Services, Inc.
6.75%, 02/15/2034 (A)	817,000	784,253
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	$ 1,368,000	$ 1,391,491
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	291,000	270,325
5.75%, 06/15/2027 (A)	398,000	394,128
UWM Holdings LLC
6.63%, 02/01/2030 (A)	1,716,000	1,598,943
		9,323,292
Food Products - 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	387,000	367,646
5.50%, 03/31/2031 (A)	55,000	53,740
5.75%, 03/31/2034 (A)	939,000	894,252
6.50%, 02/15/2028 (A)	858,000	864,977
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	768,000	791,943
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	209,841
6.00%, 06/15/2030 (A)	613,000	617,018
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	318,021
4.63%, 04/15/2030 (A)	713,000	688,801
6.25%, 02/15/2032 - 10/15/2034 (A)	443,000	446,031
6.38%, 03/01/2033 (A)	779,000	773,056
6.50%, 03/15/2036 (A)	700,000	692,051
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031 (A)(I)	1,320,000	1,334,264
		8,051,641
Health Care Providers & Services - 4.5%
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	804,917
10.88%, 01/15/2032 (A)	627,000	675,242
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,232,000	1,141,467
4.63%, 06/01/2030 (A)(B)	400,000	387,503
Encompass Health Corp.
4.50%, 02/01/2028	277,000	275,023
4.63%, 04/01/2031 (B)	60,000	57,931
4.75%, 02/01/2030	218,000	214,723
Humana, Inc.
Fixed until 06/15/2031, 6.63% (F), 09/15/2056 (B)	840,000	837,476
IQVIA, Inc.
6.25%, 06/01/2032 (A)	1,269,000	1,290,165
Kedrion SpA
6.50%, 09/01/2029 (A)	776,000	765,796
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	1,068,000	1,107,368
Tenet Healthcare Corp.
4.25%, 06/01/2029	672,000	653,106
4.63%, 06/15/2028	28,000	27,762
5.13%, 11/01/2027	647,000	646,994
5.50%, 11/15/2032 (A)	620,000	616,501
6.00%, 11/15/2033 (A)(B)	197,000	198,722
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. (continued)
6.13%, 10/01/2028 (B)	$ 841,000	$ 844,380
6.13%, 06/15/2030	451,000	454,305
		10,999,381
Health Care REITs - 1.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031	737,000	506,805
4.63%, 08/01/2029 (B)	541,000	434,840
5.00%, 10/15/2027 (B)	534,000	517,959
8.50%, 02/15/2032 (A)	1,369,000	1,401,568
		2,861,172
Hotel & Resort REITs - 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.00%, 02/01/2030 (A)	1,064,000	1,089,295
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	624,000	634,639
		1,723,934
Hotels, Restaurants & Leisure - 7.7%
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (A)	335,000	326,783
7.00%, 02/15/2030 (A)	77,000	77,443
Carnival Corp. Ltd.
5.13%, 05/01/2029 (A)	353,000	352,454
5.75%, 08/01/2032 (A)	557,000	562,441
6.13%, 02/15/2033 (A)(B)	366,000	370,445
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	842,000	841,203
6.75%, 05/01/2031 (A)	669,000	680,703
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	595,000	593,036
5.88%, 04/01/2029 (A)	81,000	81,902
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	903,000	848,767
5.00%, 06/01/2029 (A)(B)	433,000	422,623
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)(B)	974,000	821,194
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)(B)	855,000	849,703
MGM Resorts International
4.75%, 10/15/2028	633,000	628,515
5.50%, 04/15/2027	514,000	514,799
6.13%, 09/15/2029	667,000	673,543
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)(B)	551,000	535,113
6.75%, 02/01/2032 (A)	712,000	710,399
Pioneer Opco LLC
7.00%, 05/15/2033 (A)	815,000	829,348
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (A)	659,000	667,235
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.
6.00%, 02/01/2033 (A)	$ 332,000	$ 336,680
6.25%, 03/15/2032 (A)	171,000	174,779
Station Casinos LLC
4.50%, 02/15/2028 (A)	959,000	948,002
6.63%, 03/15/2032 (A)	404,000	410,292
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	392,000	379,288
6.00%, 04/01/2027 (B)	926,000	927,455
6.13%, 09/01/2033 (A)	40,000	39,586
Vail Resorts, Inc.
6.50%, 05/15/2032 (A)	849,000	864,701
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	849,000	850,325
7.00%, 02/15/2029 (A)	710,000	710,888
9.13%, 07/15/2031 (A)	346,000	362,534
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,105,000	1,167,781
		18,559,960
Household Durables - 1.0%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	932,000	943,792
8.50%, 06/01/2028 (A)	245,000	255,968
Whirlpool Corp.
6.50%, 06/15/2033 (B)	1,148,000	995,171
7.50%, 07/01/2031 (A)	195,000	197,330
		2,392,261
Insurance - 3.4%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	834,000	749,613
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	1,062,000	1,059,087
7.38%, 10/01/2032 (A)(B)	600,000	595,534
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,978,000	1,980,549
Hartford Insurance Group, Inc.
3-Month Term SOFR + 2.39%, 6.04% (F), 02/12/2067 (A)	1,109,000	1,089,897
HUB International Ltd.
7.25%, 06/15/2030 (A)	1,426,000	1,463,414
7.38%, 01/31/2032 (A)	274,000	278,899
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.27% (F), 05/17/2066	1,256,000	1,095,697
		8,312,690
Internet & Catalog Retail - 0.4%
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (A)	980,000	874,540
IT Services - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	793,000	756,382
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services (continued)
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	$ 1,632,000	$ 1,591,727
5.13%, 04/15/2029 (A)	341,000	332,655
		2,680,764
Machinery - 0.6%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,193,000	1,231,694
GrafTech Finance, Inc.
4.63%, 12/23/2029 (A)(B)	238,000	151,256
		1,382,950
Media - 9.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 02/01/2032 (A)(B)	1,442,000	1,286,223
6.38%, 09/01/2029 (A)	947,000	946,045
7.38%, 03/01/2031 - 02/01/2036 (A)(B)	1,792,000	1,775,113
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,407,000	1,289,847
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)	530,000	548,812
7.50%, 03/15/2033 (A)	185,000	194,790
7.88%, 04/01/2030 (A)	270,000	281,253
CSC Holdings LLC
5.00%, 11/15/2031 (A)	263,000	61,147
5.75%, 01/15/2030 (A)	649,000	150,487
6.50%, 02/01/2029 (A)	1,668,000	997,778
11.75%, 01/31/2029 (A)	600,000	369,073
Directv Financing LLC
8.88%, 02/01/2030 (A)	1,231,000	1,252,842
Discovery Global Holdings, Inc.
4.28%, 03/15/2032 (H)	985,000	883,890
DISH Network Corp.
11.75%, 11/15/2027 (A)	662,000	680,239
EchoStar Corp.
10.75%, 11/30/2029	900,000	972,558
Gray Media, Inc.
4.75%, 10/15/2030 (A)(B)	587,000	421,659
5.38%, 11/15/2031 (A)	726,000	487,102
9.63%, 07/15/2032 (A)	477,000	460,377
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	1,171,118	1,092,419
9.13%, 05/01/2029 (A)	294,250	285,511
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	1,578,000	899,266
Nexstar Media, Inc.
6.50%, 09/15/2033 (A)	779,000	778,784
7.25%, 04/15/2034 (A)	418,000	416,946
Paramount Global
4.95%, 01/15/2031	636,000	591,187
5.85%, 09/01/2043	841,000	629,694
Univision Communications, Inc.
8.88%, 04/15/2033 (A)(B)	1,056,000	1,039,551
9.38%, 08/01/2032 (A)	840,000	853,473
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	$ 590,000	$ 448,622
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,115,000	1,850,996
7.50%, 01/15/2033 (A)	547,000	523,378
		22,469,062
Metals & Mining - 3.9%
Advanced Drainage Systems, Inc.
6.38%, 06/15/2030 (A)	238,000	241,284
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,475,000	1,476,877
Constellium SE
5.63%, 06/15/2028 (A)	926,000	925,890
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	1,061,000	1,074,312
6.13%, 04/15/2032 (A)	698,000	717,573
Kaiser Aluminum Corp.
5.88%, 03/01/2034 (A)	495,000	489,855
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	739,000	762,983
Novelis Corp.
4.75%, 01/30/2030 (A)	1,125,000	1,088,260
6.38%, 08/15/2033 (A)	591,000	595,258
6.88%, 01/30/2030 (A)	934,000	957,517
PLS Group Ltd.
6.88%, 05/01/2031 (A)	1,027,000	1,051,530
		9,381,339
Mortgage Real Estate Investment Trusts - 1.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	361,876
7.00%, 07/15/2031 (A)	576,000	597,237
Starwood Property Trust, Inc.
5.25%, 10/15/2028 (A)	146,000	145,334
5.88%, 08/15/2029 (A)(I)	409,000	410,223
6.00%, 04/15/2030 (A)	391,000	392,424
6.13%, 06/01/2031 (A)	200,000	201,057
6.50%, 07/01/2030 (A)	388,000	396,233
		2,504,384
Oil, Gas & Consumable Fuels - 8.3%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	642,000	667,684
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	643,000	640,975
6.63%, 02/01/2032 (A)	393,000	401,401
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	592,000	558,355
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	573,000	590,190
9.75%, 10/15/2030 (A)	991,000	1,050,460
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/2032	$ 154,000	$ 158,786
8.00%, 05/15/2033	675,000	702,112
8.88%, 04/15/2030	407,000	425,884
Harvest Midstream I LP
6.75%, 05/15/2034 (A)	510,000	517,270
7.50%, 05/15/2032 (A)	851,000	881,439
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	628,000	626,252
6.50%, 06/01/2029 (A)	178,000	181,638
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	1,199,000	1,180,550
Kraken Oil & Gas Partners LLC
7.13%, 05/15/2031 (A)	500,000	488,881
Matador Resources Co.
6.00%, 04/15/2034 (A)	164,000	159,885
6.25%, 04/15/2033 (A)	558,000	555,968
6.50%, 04/15/2032 (A)	184,000	185,005
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	809,000	826,173
SM Energy Co.
6.50%, 07/15/2028	77,000	77,153
6.63%, 01/15/2027 (B)	832,000	833,217
7.00%, 08/01/2032 (A)	657,000	663,052
8.63%, 11/01/2030 (A)	28,000	29,406
8.75%, 07/01/2031 (A)	940,000	981,863
9.63%, 06/15/2033 (A)	478,000	524,098
Sunoco LP
4.50%, 10/01/2029 (A)	341,000	331,175
4.63%, 05/01/2030 (A)	77,000	74,372
5.88%, 07/15/2027 (A)	531,000	530,765
6.25%, 07/01/2033 (A)	244,000	246,186
6.63%, 08/15/2032 (A)	24,000	24,410
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	666,000	671,397
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,032,221
9.88%, 02/01/2032 (A)	1,090,000	1,163,637
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	183,000	187,238
6.50%, 01/15/2034 (A)	267,000	278,209
7.50%, 05/01/2033 (A)	142,000	155,847
7.75%, 05/01/2035 (A)	227,000	254,574
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	976,875
5.45%, 04/01/2044	251,000	228,612
		20,063,215
Paper & Forest Products - 1.0%
Domtar Corp.
6.75%, 10/01/2028 (A)	1,123,000	777,644
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products (continued)
Magnera Corp.
4.75%, 11/15/2029 (A)(B)	$ 1,465,000	$ 1,367,582
7.25%, 11/15/2031 (A)	388,000	378,785
		2,524,011
Pharmaceuticals - 2.2%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	389,000	393,993
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	63,681
5.13%, 03/01/2030 (A)	150,000	145,536
6.13%, 08/01/2028 (A)	582,000	582,324
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	532,000	531,005
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)(B)	300,000	191,972
5.25%, 02/15/2031 (A)	156,000	92,104
7.00%, 01/15/2028 (A)	161,000	145,473
11.00%, 09/30/2028 (A)(B)	586,000	596,736
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (F), 12/10/2054	857,000	892,857
Fixed until 12/10/2029, 7.00% (F), 03/10/2055	565,000	586,584
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	453,000	448,174
6.75%, 05/15/2034 (A)	612,000	645,576
		5,316,015
Real Estate Management & Development - 0.4%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)	493,000	493,382
8.88%, 09/01/2031 (A)	399,000	417,653
		911,035
Semiconductors & Semiconductor Equipment - 0.6%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	866,000	893,340
6.63%, 07/24/2033 (A)	592,000	619,171
		1,512,511
Software - 1.1%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	335,000	350,447
8.75%, 07/01/2034 (A)	490,000	520,048
UKG, Inc.
6.88%, 02/01/2031 (A)	1,868,000	1,814,723
		2,685,218
Specialized REITs - 1.3%
Iron Mountain, Inc.
5.00%, 07/15/2028 (A)	412,000	410,411
5.25%, 03/15/2028 (A)	994,000	992,695
6.25%, 01/15/2033 - 01/15/2035 (A)	1,400,000	1,407,621
7.00%, 02/15/2029 (A)	346,000	352,532
		3,163,259
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Textiles, Apparel & Luxury Goods - 0.8%
Under Armour, Inc.
7.25%, 07/15/2030 (A)	$ 673,000	$ 678,166
William Carter Co.
7.38%, 02/15/2031 (A)(B)	1,222,000	1,262,437
		1,940,603
Total Corporate Debt Securities (Cost $229,394,332)		226,914,364
LOAN ASSIGNMENTS - 1.9%
Automobile Components - 0.2%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.14% (F), 05/06/2030	350,201	350,055
Commercial Services & Supplies - 0.1%
WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.53% (F), 06/24/2030	421,149	313,053
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 6.82% (F), 04/13/2029	850,000	833,744
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.89% (F), 02/06/2031	757,563	724,419
Media - 0.4%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.76% (F), 08/23/2028	500,000	499,479
Discovery Global Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.14% (F), 06/03/2033	563,942	563,892
		1,063,371
Software - 0.6%
Avaya, Inc. Exit Term Loan, TBD, 08/01/2028 (I)(J)	420,000	371,963
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.50% (F), 05/15/2028 (I)	$ 395,881	$ 357,777
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.00% (F), 05/15/2028	228,373	233,012

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 5.91% (F), 02/10/2031	466,775	438,360
		1,401,112
Total Loan Assignments (Cost $4,557,706)		4,685,754

	Shares	Value
COMMON STOCKS - 0.2%
Diversified Consumer Services - 0.0% *
WW International, Inc. (B)(E)	4,917	78,574
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E)(K)(L)(M)	123	0
Software - 0.2%
Avaya Holdings Corp. (E)(L)	33,145	447,457
Total Common Stocks (Cost $399,163)		526,031
OTHER INVESTMENT COMPANY - 7.1%
Securities Lending Collateral - 7.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (N)	17,245,370	17,245,370
Total Other Investment Company (Cost $17,245,370)		17,245,370
Total Investments (Cost $251,596,571)		249,371,519
Net Other Assets (Liabilities) - (3.0)%		(7,309,275)
Net Assets - 100.0%		$ 242,062,244
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$226,914,364	$—	$226,914,364
Loan Assignments	—	4,685,754	—	4,685,754
Common Stocks	78,574	447,457	0	526,031
Other Investment Company	17,245,370	—	—	17,245,370
Total Investments	$17,323,944	$232,047,575	$0	$249,371,519
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $191,416,620, representing 79.1% of the
Portfolio's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $20,775,524, collateralized by cash collateral of $17,245,370 and non-cash collateral, such as U.S. government securities of $3,962,915. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2026, the value of this security is
$252,480, representing 0.1% of the Portfolio's net assets.

(E)	Non-income producing security.
(F)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(H)	Restricted security. At June 30, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Ardagh Group SA 11.00%, 12/01/2030	11/12/2025 - 06/02/2026	$831,195	$943,545	0.4%
Corporate Debt Securities	Discovery Global Holdings, Inc. 4.28%, 03/15/2032	01/26/2026	873,004	883,890	0.4%
			$1,704,199	$1,827,435	0.8%

(I)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(J)	All or a portion of the security represents an unsettled loan commitment at June 30, 2026 where the rate will be determined at time of settlement.
(K)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see note 3). At June 30, 2026, the total value of the securities is $0, representing less than 0.0% of the Portfolio’s net assets.

(L)	Fair valued as determined in good faith in accordance with TAM's procedures. At June 30, 2026, the total value of the securities is $447,457, representing 0.2% of the Portfolio’s net assets.
(M)	Security deemed worthless.
(N)	Rate disclosed reflects the yield at June 30, 2026.
(O)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $251,596,571) (including securities loaned of $20,775,524)	$249,371,519
Cash	9,472,596
Receivables and other assets:
Investments sold	1,420,740
When-issued, delayed-delivery, forward and TBA commitments sold	271,150
Net income from securities lending	16,902
Shares of beneficial interest sold	48,210
Interest	4,269,326
Prepaid expenses	942
Total assets	264,871,385
Liabilities:
Cash collateral received upon return of:
Securities on loan	17,245,370
Payables and other liabilities:
Investments purchased	1,464,200
When-issued, delayed-delivery, forward and TBA commitments purchased	3,880,170
Shares of beneficial interest redeemed	6,010
Investment management fees	117,523
Distribution and service fees	25,475
Transfer agent costs	470
Trustee and CCO fees	1,317
Audit and tax fees	18,970
Custody fees	23,113
Legal fees	1,224
Printing and shareholder reports fees	18,146
Other accrued expenses	7,153
Total liabilities	22,809,141
Net assets	$242,062,244
Net assets consist of:
Capital stock ($0.01 par value)	$333,932
Additional paid-in capital	253,304,628
Total distributable earnings (accumulated losses)	(11,576,316)
Net assets	$242,062,244
Net assets by class:
Initial Class	$125,827,442
Service Class	116,234,802
Shares outstanding:
Initial Class	17,554,588
Service Class	15,838,645
Net asset value and offering price per share:
Initial Class	$7.17
Service Class	7.34
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$8,555,426
Net income from securities lending	95,984
Total investment income	8,651,410
Expenses:
Investment management fees	660,955
Distribution and service fees:
Service Class	140,958
Transfer agent costs	1,326
Trustee and CCO fees	6,152
Audit and tax fees	20,975
Custody fees	28,247
Legal fees	9,499
Printing and shareholder reports fees	20,197
Other	8,785
Total expenses	897,094
Net investment income (loss)	7,754,316
Net realized gain (loss) on:
Investments	(327,988)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,577,367)
Net realized and change in unrealized gain (loss)	(3,905,355)
Net increase (decrease) in net assets resulting from operations	$3,848,961
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$7,754,316	$15,657,368
Net realized gain (loss)	(327,988)	(3,291,758)
Net change in unrealized appreciation (depreciation)	(3,577,367)	7,136,431
Net increase (decrease) in net assets resulting from operations	3,848,961	19,502,041
Dividends and/or distributions to shareholders:
Initial Class	—	(8,828,250)
Service Class	—	(7,384,606)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(16,212,856)
Capital share transactions:
Proceeds from shares sold:
Initial Class	2,168,604	4,775,252
Service Class	7,463,871	5,939,383
	9,632,475	10,714,635
Dividends and/or distributions reinvested:
Initial Class	—	8,828,250
Service Class	—	7,384,606
	—	16,212,856
Cost of shares redeemed:
Initial Class	(8,385,296)	(26,267,368)
Service Class	(7,405,255)	(16,750,110)
	(15,790,551)	(43,017,478)
Net increase (decrease) in net assets resulting from capital share transactions	(6,158,076)	(16,089,987)
Net increase (decrease) in net assets	(2,309,115)	(12,800,802)
Net assets:
Beginning of period/year	244,371,359	257,172,161
End of period/year	$242,062,244	$244,371,359
Capital share transactions - shares:
Shares issued:
Initial Class	305,230	674,826
Service Class	1,026,853	821,855
	1,332,083	1,496,681
Shares reinvested:
Initial Class	—	1,281,313
Service Class	—	1,044,499
	—	2,325,812
Shares redeemed:
Initial Class	(1,183,193)	(3,726,372)
Service Class	(1,019,670)	(2,324,212)
	(2,202,863)	(6,050,584)
Net increase (decrease) in shares outstanding:
Initial Class	(877,963)	(1,770,233)
Service Class	7,183	(457,858)
	(870,780)	(2,228,091)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$7.05	$6.98	$6.84	$6.45	$7.72	$7.65
Investment operations:
Net investment income (loss)(A)	0.23	0.46	0.45	0.40	0.37	0.36
Net realized and unrealized gain (loss)	(0.11)	0.12	0.05	0.30	(1.22)	0.13
Total investment operations	0.12	0.58	0.50	0.70	(0.85)	0.49
Dividends and/or distributions to shareholders:
Net investment income	—	(0.51)	(0.36)	(0.31)	(0.42)	(0.42)
Net asset value, end of period/year	$7.17	$7.05	$6.98	$6.84	$6.45	$7.72
Total return(B)	1.70%(C)	8.46%	7.43%	11.11%	(11.12)%	6.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$125,827	$129,954	$140,918	$136,822	$66,793	$83,291
Expenses to average net assets	0.63%(D)	0.64%	0.63%	0.65%	0.62%	0.62%
Net investment income (loss) to average net assets	6.62%(D)	6.46%	6.42%	6.02%	5.35%	4.68%
Portfolio turnover rate	24%(C)	38%	32%	23%	16%	36%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$7.23	$7.14	$6.99	$6.58	$7.87	$7.78
Investment operations:
Net investment income (loss)(A)	0.23	0.45	0.44	0.39	0.36	0.35
Net realized and unrealized gain (loss)	(0.12)	0.13	0.05	0.31	(1.25)	0.14
Total investment operations	0.11	0.58	0.49	0.70	(0.89)	0.49
Dividends and/or distributions to shareholders:
Net investment income	—	(0.49)	(0.34)	(0.29)	(0.40)	(0.40)
Net asset value, end of period/year	$7.34	$7.23	$7.14	$6.99	$6.58	$7.87
Total return(B)	1.52%(C)	8.27%	7.15%	10.87%	(11.45)%	6.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$116,235	$114,417	$116,254	$121,244	$119,435	$160,658
Expenses to average net assets	0.88%(D)	0.89%	0.88%	0.90%	0.87%	0.87%
Net investment income (loss) to average net assets	6.37%(D)	6.21%	6.17%	5.74%	5.09%	4.42%
Portfolio turnover rate	24%(C)	38%	32%	23%	16%	36%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
(“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.
The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolio held no unfunded loan participations at June 30, 2026. Open funded loan participations and assignments at June 30, 2026, if any, are included within the Schedule of Investments.
Payment in-kind ("PIK") securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.
PIKs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2026, if any, are identified within the Schedule of Investments.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$41,584	$—	$—	$—	$41,584
Corporate Debt Securities	17,203,786	—	—	—	17,203,786
Total Securities Lending Transactions	$17,245,370	$—	$—	$—	$17,245,370
Total Borrowings	$17,245,370	$—	$—	$—	$17,245,370
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Inflation risk: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.
Distressed or defaulted securities risk: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The Portfolio may incur costs to protect its investment, and the Portfolio could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2027
Service Class	0.95	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$55,170,594	$—	$54,970,198	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$251,596,571	$4,461,827	$(6,686,879)	$(2,225,052)
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for its peer universe for the past 1-, 3-, 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Aegon Sustainable Equity Income VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Banks - 7.9%
Bank of America Corp.	258,310	$ 14,718,504
Citizens Financial Group, Inc.	234,576	16,436,740
U.S. Bancorp	165,705	10,008,582
		41,163,826
Biotechnology - 6.5%
AbbVie, Inc.	71,579	18,012,139
Gilead Sciences, Inc.	125,014	15,794,269
		33,806,408
Capital Markets - 6.1%
CME Group, Inc.	60,869	13,441,701
Morgan Stanley	88,189	18,435,029
		31,876,730
Chemicals - 3.0%
Linde PLC	30,293	15,720,249
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	42,712	9,101,073
Communications Equipment - 4.8%
Cisco Systems, Inc.	212,349	24,942,514
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp.	8,704	8,142,331
Containers & Packaging - 1.6%
Packaging Corp. of America	34,391	8,194,688
Electrical Equipment - 2.5%
Schneider Electric SE, ADR	197,318	12,861,187
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	100,563	7,867,043
Stryker Corp.	23,339	7,348,051
		15,215,094
Health Care Providers & Services - 1.9%
Quest Diagnostics, Inc.	46,614	9,879,837
Household Durables - 1.3%
D.R. Horton, Inc.	40,445	6,587,682
Household Products - 4.4%
Colgate-Palmolive Co.	164,293	15,062,382
Kimberly-Clark Corp.	74,860	8,217,382
		23,279,764
Industrial REITs - 1.3%
Prologis, Inc.	48,620	6,586,551
Insurance - 4.9%
Cincinnati Financial Corp.	75,655	14,006,767
MetLife, Inc.	135,848	11,494,099
		25,500,866
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A	31,455	11,241,073
	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 1.0%
Danaher Corp.	28,090	$ 5,350,583
Machinery - 5.5%
Cummins, Inc.	13,846	9,875,106
Donaldson Co., Inc.	72,191	6,480,586
IDEX Corp.	53,684	12,183,584
		28,539,276
Metals & Mining - 2.6%
Steel Dynamics, Inc.	59,341	13,616,386
Pharmaceuticals - 2.5%
Merck & Co., Inc.	102,776	13,206,716
Semiconductors & Semiconductor Equipment - 11.5%
Broadcom, Inc.	32,148	12,143,907
KLA Corp.	52,220	15,755,296
Micron Technology, Inc.	6,519	7,524,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,310	14,475,147
Texas Instruments, Inc.	33,904	10,105,765
		60,004,932
Software - 4.6%
Microsoft Corp.	64,273	23,975,114
Specialized REITs - 2.4%
American Tower Corp.	34,181	5,590,986
Digital Realty Trust, Inc.	37,689	6,768,191
		12,359,177
Specialty Retail - 4.1%
Home Depot, Inc.	33,576	11,841,584
TJX Cos., Inc.	64,052	9,703,878
		21,545,462
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	90,085	26,066,996
Trading Companies & Distributors - 5.3%
United Rentals, Inc.	10,741	12,168,372
WESCO International, Inc.	44,596	15,404,796
		27,573,168
Water Utilities - 1.0%
Essential Utilities, Inc.	137,691	5,274,942
Total Common Stocks (Cost $371,472,033)		521,612,625
Total Investments (Cost $371,472,033)		521,612,625
Net Other Assets (Liabilities) - 0.1%		772,530
Net Assets - 100.0%		$ 522,385,155
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$521,612,625	$—	$—	$521,612,625
Total Investments	$521,612,625	$—	$—	$521,612,625
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $371,472,033)	$521,612,625
Cash	1,819,952
Receivables and other assets:
Investments sold	1,296,826
Shares of beneficial interest sold	75
Dividends	621,406
Prepaid expenses	1,847
Total assets	525,352,731
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	2,541,681
Investment management fees	300,173
Distribution and service fees	37,635
Transfer agent costs	925
Trustee and CCO fees	2,228
Audit and tax fees	11,050
Custody fees	11,497
Legal fees	1,700
Printing and shareholder reports fees	50,412
Other accrued expenses	10,275
Total liabilities	2,967,576
Net assets	$522,385,155
Net assets consist of:
Capital stock ($0.01 par value)	$193,284
Additional paid-in capital	296,991,804
Total distributable earnings (accumulated losses)	225,200,067
Net assets	$522,385,155
Net assets by class:
Initial Class	$351,379,408
Service Class	171,005,747
Shares outstanding:
Initial Class	13,008,231
Service Class	6,320,202
Net asset value and offering price per share:
Initial Class	$27.01
Service Class	27.06
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$5,367,713
Interest income	19,468
Net income from securities lending	633
Withholding taxes on foreign income	(46,768)
Total investment income	5,341,046
Expenses:
Investment management fees	1,620,268
Distribution and service fees:
Service Class	204,186
Transfer agent costs	2,662
Trustee and CCO fees	12,181
Audit and tax fees	12,331
Custody fees	13,794
Legal fees	18,435
Printing and shareholder reports fees	54,249
Other	16,624
Total expenses	1,954,730
Net investment income (loss)	3,386,316
Net realized gain (loss) on:
Investments	45,579,397
Net change in unrealized appreciation (depreciation) on:
Investments	37,902,128
Net realized and change in unrealized gain (loss)	83,481,525
Net increase (decrease) in net assets resulting from operations	$86,867,841
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,386,316	$6,763,200
Net realized gain (loss)	45,579,397	19,589,576
Net change in unrealized appreciation (depreciation)	37,902,128	24,065,536
Net increase (decrease) in net assets resulting from operations	86,867,841	50,418,312
Dividends and/or distributions to shareholders:
Initial Class	—	(8,439,073)
Service Class	—	(3,909,866)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,348,939)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,995,319	5,350,579
Service Class	1,717,211	6,331,870
	3,712,530	11,682,449
Dividends and/or distributions reinvested:
Initial Class	—	8,439,073
Service Class	—	3,909,866
	—	12,348,939
Cost of shares redeemed:
Initial Class	(23,864,064)	(43,795,208)
Service Class	(19,418,114)	(27,977,428)
	(43,282,178)	(71,772,636)
Net increase (decrease) in net assets resulting from capital share transactions	(39,569,648)	(47,741,248)
Net increase (decrease) in net assets	47,298,193	(9,671,875)
Net assets:
Beginning of period/year	475,086,962	484,758,837
End of period/year	$522,385,155	$475,086,962
Capital share transactions - shares:
Shares issued:
Initial Class	82,495	244,965
Service Class	69,237	290,347
	151,732	535,312
Shares reinvested:
Initial Class	—	382,898
Service Class	—	176,757
	—	559,655
Shares redeemed:
Initial Class	(979,371)	(2,016,944)
Service Class	(791,042)	(1,283,807)
	(1,770,413)	(3,300,751)
Net increase (decrease) in shares outstanding:
Initial Class	(896,876)	(1,389,081)
Service Class	(721,805)	(816,703)
	(1,618,681)	(2,205,784)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$22.66	$20.92	$18.26	$17.57	$21.11	$17.60
Investment operations:
Net investment income (loss)(A)	0.18	0.33	0.33	0.36	0.34	0.34
Net realized and unrealized gain (loss)	4.17	2.01	2.76	0.72	(2.80)	3.60
Total investment operations	4.35	2.34	3.09	1.08	(2.46)	3.94
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.43)	(0.39)	(0.41)	(0.43)
Net realized gains	—	(0.22)	—	—	(0.67)	—
Total dividends and/or distributions to shareholders	—	(0.60)	(0.43)	(0.39)	(1.08)	(0.43)
Net asset value, end of period/year	$27.01	$22.66	$20.92	$18.26	$17.57	$21.11
Total return(B)	19.20%(C)	11.26%	16.93%	6.28%	(11.63)%	22.42%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$351,379	$315,064	$319,923	$305,197	$365,350	$448,361
Expenses to average net assets	0.72%(D)	0.72%	0.72%	0.73%	0.69%	0.69%
Net investment income (loss) to average net assets	1.47%(D)	1.50%	1.62%	2.07%	1.86%	1.70%
Portfolio turnover rate	22%(C)	17%	23%	11%	22%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$22.72	$20.97	$18.31	$17.61	$21.14	$17.63
Investment operations:
Net investment income (loss)(A)	0.15	0.27	0.28	0.32	0.30	0.29
Net realized and unrealized gain (loss)	4.19	2.02	2.76	0.72	(2.81)	3.60
Total investment operations	4.34	2.29	3.04	1.04	(2.51)	3.89
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.38)	(0.34)	(0.35)	(0.38)
Net realized gains	—	(0.22)	—	—	(0.67)	—
Total dividends and/or distributions to shareholders	—	(0.54)	(0.38)	(0.34)	(1.02)	(0.38)
Net asset value, end of period/year	$27.06	$22.72	$20.97	$18.31	$17.61	$21.14
Total return(B)	19.10%(C)	10.99%	16.60%	6.00%	(11.84)%	22.12%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$171,006	$160,023	$164,836	$165,767	$178,192	$235,078
Expenses to average net assets	0.97%(D)	0.97%	0.97%	0.98%	0.94%	0.94%
Net investment income (loss) to average net assets	1.22%(D)	1.25%	1.37%	1.83%	1.61%	1.45%
Portfolio turnover rate	22%(C)	17%	23%	11%	22%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar Portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principles or that apply different sustainability criteria. Applying sustainability criteria may impact the Portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Portfolio’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principles or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Portfolio’s ability to invest in accordance with its sustainability strategy.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
With respect to the Portfolio TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon Ltd. AAM UK provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AAM UK, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AAM UK, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.73%	May 1, 2027
Service Class	0.98	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$107,914,170	$—	$141,784,685	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$371,472,033	$163,264,238	$(13,123,646)	$150,140,592
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon Asset Management UK plc (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Aegon U.S. Government Securities VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.0%
U.S. Treasury - 45.6%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 2,475,400	$ 1,177,942
1.38%, 08/15/2050	3,064,600	1,503,330
1.88%, 02/15/2051	1,561,000	867,636
2.00%, 02/15/2050	2,264,800	1,319,688
2.25%, 08/15/2046 - 02/15/2052	1,220,100	763,135
2.38%, 02/15/2042 - 11/15/2049	3,121,700	2,137,638
2.50%, 02/15/2045 - 05/15/2046	1,692,200	1,175,888
2.88%, 05/15/2043 - 05/15/2052	2,718,200	1,954,910
3.00%, 11/15/2045 - 02/15/2048	2,923,000	2,178,159
3.38%, 11/15/2048	958,000	749,298
3.63%, 08/15/2043 - 02/15/2053	1,489,100	1,216,920
4.13%, 08/15/2053	392,200	342,593
4.50%, 11/15/2054	322,000	299,749
4.63%, 05/15/2044 - 11/15/2055	2,608,600	2,494,935
4.75%, 02/15/2045 - 02/15/2056	4,484,500	4,355,581
4.88%, 08/15/2045	480,000	476,344
5.00%, 05/15/2045 - 05/15/2046	1,734,100	1,748,445
U.S. Treasury Notes
1.25%, 11/30/2026 - 09/30/2028	3,878,600	3,664,585
1.38%, 11/15/2031	900,000	777,234
1.75%, 01/31/2029	1,828,900	1,721,238
1.88%, 02/15/2032	1,577,000	1,391,148
2.38%, 03/31/2029	1,573,600	1,501,067
2.88%, 05/15/2032	2,199,000	2,041,548
3.25%, 06/30/2029	879,000	856,441
3.38%, 02/29/2028	2,650,900	2,617,867
3.50%, 09/30/2026 - 03/15/2029	3,546,900	3,490,705
3.63%, 05/31/2028 - 09/30/2031	4,616,000	4,545,647
3.75%, 04/30/2028 - 02/28/2033	5,085,200	4,973,927
3.88%, 03/15/2028 - 03/31/2031	5,456,200	5,408,768
4.00%, 06/30/2028 - 01/31/2033	5,571,600	5,532,321
4.13%, 07/31/2031 - 02/15/2036	6,865,000	6,805,013
4.25%, 02/15/2028 - 03/31/2033	1,767,700	1,765,755
4.38%, 05/15/2036	666,000	662,462
4.50%, 12/31/2031	758,000	767,653
4.63%, 09/30/2028 - 05/31/2031	4,376,000	4,434,351
		77,719,921
U.S. Treasury Inflation-Protected Securities - 3.4%
U.S. Treasury Inflation-Protected Indexed Bonds
1.00%, 02/15/2046	2,324,002	1,705,479
1.50%, 02/15/2053	2,447,222	1,858,353
U.S. Treasury Inflation-Protected Indexed Notes
1.88%, 01/15/2036	2,216,496	2,152,539
		5,716,371
Total U.S. Government Obligations (Cost $86,530,182)		83,436,292
U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.8%
Federal Farm Credit Banks Funding Corp.
2.04%, 09/24/2029	10,000,000	9,354,880
4.25%, 02/24/2028	5,000,000	5,007,058
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks
4.75%, 12/10/2032	$ 5,000,000	$ 5,084,521
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041	4,821,365	4,684,744
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.71% (A), 09/25/2032	4,000,000	3,815,827
Federal National Mortgage Association
0.88%, 08/05/2030	8,300,000	7,270,989
1.90%, 01/25/2036	5,000,000	3,920,807
2.50%, 07/01/2052	6,932,502	5,797,779
5.00%, 03/01/2056	4,857,200	4,775,661
Government National Mortgage Association
4.63% (A), 07/20/2061	6,825	6,658
4.70% (A), 10/20/2061 - 06/20/2062	49,192	48,542
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	5,000,000	4,245,671
SLM Student Loan Trust
3-Month SOFR Average + 0.43%,
4.10% (A), 01/25/2041	1,680,366	1,634,287
Tennessee Valley Authority
4.38%, 08/01/2034 (B)	5,000,000	4,993,535
4.88%, 05/15/2035 - 01/15/2048	10,000,000	9,859,126
5.25%, 02/01/2055	6,000,000	5,891,892
Total U.S. Government Agency Obligations (Cost $78,777,324)		76,391,977
CORPORATE DEBT SECURITIES - 2.7%
Automobiles - 0.5%
Hyundai Capital America
4.75%, 06/18/2029 (C)	400,000	398,632
Volkswagen Group of America Finance LLC
4.45%, 09/11/2027 (C)	450,000	448,513
		847,145
Banks - 0.2%
Morgan Stanley
Fixed until 01/18/2034, 5.47% (A), 01/18/2035	414,000	420,285
Food Products - 0.2%
Philip Morris International, Inc.
4.63%, 10/29/2035	437,000	420,726
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
5.60%, 03/15/2066	500,000	489,947
Health Care Providers & Services - 0.3%
Cigna Group
5.25%, 01/15/2036	487,000	488,248
Internet & Catalog Retail - 0.6%
Alphabet, Inc.
5.30%, 05/15/2065	500,000	458,550
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Catalog Retail (continued)
Amazon.com, Inc.
5.80%, 03/13/2056	$ 500,000	$ 496,810
		955,360
Pharmaceuticals - 0.3%
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	500,000	498,914
Semiconductors & Semiconductor Equipment - 0.3%
Foundry JV Holdco LLC
6.15%, 01/25/2032 (C)	450,000	472,005
Total Corporate Debt Securities (Cost $4,617,993)		4,592,630
ASSET-BACKED SECURITY - 0.6%
First National Master Note Trust
Series 2026-1, Class A, 4.61%, 05/15/2031	1,005,000	1,006,497
Total Asset-Backed Security (Cost $1,004,925)		1,006,497
MORTGAGE-BACKED SECURITY - 0.1%
COMM Mortgage Trust
Series 2012-CR4, Class A3, 2.85%, 10/15/2045	84,389	82,701
Total Mortgage-Backed Security (Cost $82,692)		82,701

	Shares	Value
OTHER INVESTMENT COMPANY - 0.8%
Securities Lending Collateral - 0.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (D)	1,442,000	$ 1,442,000
Total Other Investment Company (Cost $1,442,000)		1,442,000

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Nomura Securities International, Inc., 3.63% (D), dated 06/30/2026, to be repurchased at $1,900,192 on 07/01/2026. Collateralized by U.S. Government Agency Obligations, 3.50% - 6.00%, due 01/20/2044 - 04/01/2055, and with a value of $1,931,202.	$ 1,900,000	1,900,000
Total Repurchase Agreement (Cost $1,900,000)		1,900,000
Total Investments (Cost $174,355,116)		168,852,097
Net Other Assets (Liabilities) - 0.9%		1,484,703
Net Assets - 100.0%		$ 170,336,800
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	68	09/30/2026	$14,022,602	$14,017,031	$—	$(5,571)
5-Year U.S. Treasury Notes	20	09/30/2026	2,140,419	2,140,938	519	—
Total					$519	$(5,571)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(54)	09/21/2026	$(6,021,382)	$(6,073,313)	$—	$(51,931)
30-Year U.S. Treasury Bonds	(18)	09/21/2026	(2,043,144)	(2,043,000)	144	—
U.S. Treasury Ultra Bonds	(75)	09/21/2026	(8,424,938)	(8,711,719)	—	(286,781)
Total					$144	$(338,712)
Total Futures Contracts					$663	$(344,283)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$83,436,292	$—	$83,436,292
U.S. Government Agency Obligations	—	76,391,977	—	76,391,977
Corporate Debt Securities	—	4,592,630	—	4,592,630
Asset-Backed Security	—	1,006,497	—	1,006,497
Mortgage-Backed Security	—	82,701	—	82,701
Other Investment Company	1,442,000	—	—	1,442,000
Repurchase Agreement	—	1,900,000	—	1,900,000
Total Investments	$1,442,000	$167,410,097	$—	$168,852,097
Other Financial Instruments
Futures Contracts (F)	$663	$—	$—	$663
Total Other Financial Instruments	$663	$—	$—	$663
LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(344,283)	$—	$—	$(344,283)
Total Other Financial Instruments	$(344,283)	$—	$—	$(344,283)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,412,697, collateralized by cash collateral of $1,442,000. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $1,319,150, representing 0.8% of the
Portfolio's net assets.

(D)	Rate disclosed reflects the yield at June 30, 2026.
(E)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $172,455,116) (including securities loaned of $1,412,697)	$166,952,097
Repurchase agreement, at value (cost $1,900,000)	1,900,000
Cash	197,274
Cash collateral pledged at broker for:
Futures contracts	599,761
Receivables and other assets:
Investments sold	1,147,155
Net income from securities lending	514
Shares of beneficial interest sold	201,348
Interest	1,464,604
Variation margin receivable on futures contracts	81,694
Prepaid expenses	664
Total assets	172,545,111
Liabilities:
Cash collateral received upon return of:
Securities on loan	1,442,000
Payables and other liabilities:
Investments purchased	552,483
Shares of beneficial interest redeemed	57,926
Investment management fees	71,754
Distribution and service fees	26,283
Transfer agent costs	354
Trustee and CCO fees	1,132
Audit and tax fees	15,888
Custody fees	12,534
Legal fees	2,026
Printing and shareholder reports fees	18,179
Other accrued expenses	7,752
Total liabilities	2,208,311
Net assets	$170,336,800
Net assets consist of:
Capital stock ($0.01 par value)	$183,724
Additional paid-in capital	208,539,936
Total distributable earnings (accumulated losses)	(38,386,860)
Net assets	$170,336,800
Net assets by class:
Initial Class	$51,673,500
Service Class	118,663,300
Shares outstanding:
Initial Class	5,739,645
Service Class	12,632,721
Net asset value and offering price per share:
Initial Class	$9.00
Service Class	9.39
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$3,726,716
Net income from securities lending	15,489
Total investment income	3,742,205
Expenses:
Investment management fees	456,680
Distribution and service fees:
Service Class	155,530
Transfer agent costs	996
Trustee and CCO fees	4,661
Audit and tax fees	17,520
Custody fees	14,579
Legal fees	8,020
Printing and shareholder reports fees	18,356
Other	9,153
Total expenses before waiver and/or reimbursement and recapture	685,495
Expenses waived and/or reimbursed:
Initial Class	(9,715)
Service Class	(22,822)
Net expenses	652,958
Net investment income (loss)	3,089,247
Net realized gain (loss) on:
Investments	(64,056)
Futures contracts	286,956
Net realized gain (loss)	222,900
Net change in unrealized appreciation (depreciation) on:
Investments	(2,332,347)
Futures contracts	(428,113)
Net change in unrealized appreciation (depreciation)	(2,760,460)
Net realized and change in unrealized gain (loss)	(2,537,560)
Net increase (decrease) in net assets resulting from operations	$551,687
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,089,247	$6,626,417
Net realized gain (loss)	222,900	(5,690,811)
Net change in unrealized appreciation (depreciation)	(2,760,460)	10,560,751
Net increase (decrease) in net assets resulting from operations	551,687	11,496,357
Dividends and/or distributions to shareholders:
Initial Class	—	(2,192,100)
Service Class	—	(4,977,605)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(7,169,705)
Capital share transactions:
Proceeds from shares sold:
Initial Class	1,685,745	4,797,965
Service Class	22,493,876	50,290,819
	24,179,621	55,088,784
Dividends and/or distributions reinvested:
Initial Class	—	2,192,100
Service Class	—	4,977,605
	—	7,169,705
Cost of shares redeemed:
Initial Class	(5,086,037)	(10,952,299)
Service Class	(32,373,555)	(97,115,959)
	(37,459,592)	(108,068,258)
Net increase (decrease) in net assets resulting from capital share transactions	(13,279,971)	(45,809,769)
Net increase (decrease) in net assets	(12,728,284)	(41,483,117)
Net assets:
Beginning of period/year	183,065,084	224,548,201
End of period/year	$170,336,800	$183,065,084
Capital share transactions - shares:
Shares issued:
Initial Class	187,060	534,836
Service Class	2,398,728	5,341,004
	2,585,788	5,875,840
Shares reinvested:
Initial Class	—	247,975
Service Class	—	538,702
	—	786,677
Shares redeemed:
Initial Class	(565,996)	(1,219,559)
Service Class	(3,445,489)	(10,347,274)
	(4,011,485)	(11,566,833)
Net increase (decrease) in shares outstanding:
Initial Class	(378,936)	(436,748)
Service Class	(1,046,761)	(4,467,568)
	(1,425,697)	(4,904,316)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$8.97	$8.82	$9.12	$8.93	$10.38	$11.69
Investment operations:
Net investment income (loss)(A)	0.16	0.30	0.26	0.22	0.15	0.12
Net realized and unrealized gain (loss)	(0.13)	0.21	(0.22)	0.13	(1.50)	(0.39)
Total investment operations	0.03	0.51	0.04	0.35	(1.35)	(0.27)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.36)	(0.34)	(0.16)	(0.10)	(0.25)
Net realized gains	—	—	—	—	—	(0.79)
Total dividends and/or distributions to shareholders	—	(0.36)	(0.34)	(0.16)	(0.10)	(1.04)
Net asset value, end of period/year	$9.00	$8.97	$8.82	$9.12	$8.93	$10.38
Total return(B)	0.33%(C)	5.85%	0.33%	4.00%	(13.03)%	(2.39)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$51,674	$54,883	$57,816	$61,715	$63,432	$81,905
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.60%(D)	0.59%	0.58%	0.61%	0.59%	0.60%
Including waiver and/or reimbursement and recapture	0.56%(D)	0.56%	0.56%	0.60%	0.59%	0.60%
Net investment income (loss) to average net assets	3.66%(D)	3.33%	2.89%	2.43%	1.56%	1.06%
Portfolio turnover rate(E)	40%(C)	78%	44%	18%	9%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 145%, 122%,
91%, 257% and 324%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.37	$9.19	$9.47	$9.27	$10.78	$12.07
Investment operations:
Net investment income (loss)(A)	0.16	0.29	0.25	0.20	0.13	0.09
Net realized and unrealized gain (loss)	(0.14)	0.22	(0.23)	0.14	(1.56)	(0.39)
Total investment operations	0.02	0.51	0.02	0.34	(1.43)	(0.30)
Dividends and/or distributions to shareholders:
Net investment income	—	(0.33)	(0.30)	(0.14)	(0.08)	(0.20)
Net realized gains	—	—	—	—	—	(0.79)
Total dividends and/or distributions to shareholders	—	(0.33)	(0.30)	(0.14)	(0.08)	(0.99)
Net asset value, end of period/year	$9.39	$9.37	$9.19	$9.47	$9.27	$10.78
Total return(B)	0.21%(C)	5.56%	0.16%	3.69%	(13.30)%	(2.53)%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$118,663	$128,182	$166,732	$248,976	$313,902	$225,327
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.85%(D)	0.84%	0.83%	0.86%	0.84%	0.85%
Including waiver and/or reimbursement and recapture	0.81%(D)	0.81%	0.81%	0.85%	0.84%	0.85%
Net investment income (loss) to average net assets	3.41%(D)	3.08%	2.63%	2.18%	1.37%	0.81%
Portfolio turnover rate(E)	40%(C)	78%	44%	18%	9%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 71% (not annualized), 145%, 122%,
91%, 257% and 324%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
TIPS held at June 30, 2026, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.
When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.
Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.
TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. SECURITIES AND OTHER INVESTMENTS (continued)
When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2026, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2026.
Repurchase agreements at June 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$1,442,000	$—	$—	$—	$1,442,000
Total Borrowings	$1,442,000	$—	$—	$—	$1,442,000
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
Open futures contracts at June 30, 2026, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$663	$—	$—	$—	$—	$663
Total	$663	$—	$—	$—	$—	$663

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$(344,283)	$—	$—	$—	$—	$(344,283)
Total	$(344,283)	$—	$—	$—	$—	$(344,283)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$286,956	$—	$—	$—	$—	$286,956
Total	$286,956	$—	$—	$—	$—	$286,956

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(428,113)	$—	$—	$—	$—	$(428,113)
Total	$(428,113)	$—	$—	$—	$—	$(428,113)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$11,171,105
Average notional value of contracts — short	(12,110,051)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
U.S. government securities risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-related and asset-backed securities risk: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the Portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or call risk: Many issuers have a right to prepay their fixed-income securities. If this happens, the Portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
To Be Announced (TBA) transactions risk: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Portfolio to further losses.
Dollar rolls risk: The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the Portfolio is required to purchase may
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the Portfolio sells securities becomes insolvent, the Portfolio’s ability to purchase or repurchase securities may be restricted.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.
Transamerica Fund Services, Inc. (“TFS”) is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, AUIM, TFS, and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, AUIM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.515%
Over $250 million up to $500 million	0.510
Over $500 million up to $1 billion	0.480
Over $1 billion	0.470
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.56%	May 1, 2027
Service Class	0.81	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Initial Class	$2,830	$12,013	$16,884	$9,715	$41,442
Service Class	13,723	39,964	44,322	22,821	120,830

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$4,709,710	$68,099,372	$9,153,947	$58,589,540
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$174,355,116	$377,010	$(6,223,649)	$(5,846,639)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica American Funds Managed Risk VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANY - 96.4%
U.S. Mixed Allocation Fund - 96.4%
American Funds Insurance Series - Asset Allocation Fund	27,977,342	$ 744,756,846
Total Investment Company (Cost $678,931,860)		744,756,846
Total Investments (Cost $678,931,860)		744,756,846
Net Other Assets (Liabilities) - 3.6%		27,932,974
Net Assets - 100.0%		$ 772,689,820
FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(1)	09/18/2026	$(147,099)	$(152,280)	$—	$(5,181)
EUR Currency	(7)	09/14/2026	(1,011,220)	(1,002,444)	8,776	—
EURO STOXX 50® Index	(13)	09/18/2026	(935,689)	(944,107)	—	(8,418)
FTSE 100 Index	(3)	09/18/2026	(418,685)	(419,483)	—	(798)
GBP Currency	(5)	09/14/2026	(417,610)	(414,219)	3,391	—
MSCI Emerging Markets Index	(49)	09/18/2026	(4,242,980)	(4,305,385)	—	(62,405)
S&P 500® E-Mini Index	(181)	09/18/2026	(67,248,061)	(68,311,663)	—	(1,063,602)
S&P Midcap 400® E-Mini Index	(22)	09/18/2026	(8,316,329)	(8,547,000)	—	(230,671)
Total Futures Contracts					$12,167	$(1,371,075)
INVESTMENT VALUATION:

Valuation Inputs (A)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$744,756,846	$—	$—	$744,756,846
Total Investments	$744,756,846	$—	$—	$744,756,846
Other Financial Instruments
Futures Contracts (B)	$12,167	$—	$—	$12,167
Total Other Financial Instruments	$12,167	$—	$—	$12,167
LIABILITIES
Other Financial Instruments
Futures Contracts (B)	$(1,371,075)	$—	$—	$(1,371,075)
Total Other Financial Instruments	$(1,371,075)	$—	$—	$(1,371,075)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
There were no transfers in or out of Level 3 during the period ended June 30, 2026. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

(B)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
EUR	Euro
GBP	British Pound
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $678,931,860)	$744,756,846
Cash	24,496,703
Cash collateral pledged at broker for:
Futures contracts	5,009,253
Receivables and other assets:
Prepaid expenses	3,078
Total assets	774,265,880
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	274,852
Investment management fees	359,841
Distribution and service fees	169,736
Transfer agent costs	1,633
Trustee and CCO fees	4,565
Audit and tax fees	11,711
Custody fees	13,067
Legal fees	4,504
Printing and shareholder reports fees	137,803
Other accrued expenses	13,567
Variation margin payable on futures contracts	584,781
Total liabilities	1,576,060
Net assets	$772,689,820
Net assets consist of:
Capital stock ($0.01 par value)	$589,302
Additional paid-in capital	550,862,386
Total distributable earnings (accumulated losses)	221,238,132
Net assets	$772,689,820
Shares outstanding	58,930,241
Net asset value and offering price per share	$13.11
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$5,980,611
Interest income from unaffiliated investments	192,520
Total investment income	6,173,131
Expenses:
Investment management fees	2,072,674
Distribution and service fees	977,676
Transfer agent costs	4,439
Trustee and CCO fees	20,178
Audit and tax fees	13,489
Custody fees	17,134
Legal fees	31,971
Other	21,176
Total expenses	3,158,737
Net investment income (loss)	3,014,394
Net realized gain (loss) on:
Unaffiliated investments	19,909,057
Capital gain distributions received from unaffiliated investment companies	75,371,134
Futures contracts	(7,813,136)
Net realized gain (loss)	87,467,055
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(41,298,507)
Futures contracts	(1,102,841)
Translation of assets and liabilities denominated in foreign currencies	(1,043)
Net change in unrealized appreciation (depreciation)	(42,402,391)
Net realized and change in unrealized gain (loss)	45,064,664
Net increase (decrease) in net assets resulting from operations	$48,079,058
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,014,394	$15,705,858
Net realized gain (loss)	87,467,055	55,003,404
Net change in unrealized appreciation (depreciation)	(42,402,391)	18,769,631
Net increase (decrease) in net assets resulting from operations	48,079,058	89,478,893
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(59,837,429)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(59,837,429)
Capital share transactions:
Proceeds from shares sold	2,260,618	1,671,491
Dividends and/or distributions reinvested	—	59,837,429
Cost of shares redeemed	(84,490,066)	(155,947,680)
Net increase (decrease) in net assets resulting from capital share transactions	(82,229,448)	(94,438,760)
Net increase (decrease) in net assets	(34,150,390)	(64,797,296)
Net assets:
Beginning of period/year	806,840,210	871,637,506
End of period/year	$772,689,820	$806,840,210
Capital share transactions - shares:
Shares issued	176,940	138,599
Shares reinvested	—	5,062,388
Shares redeemed	(6,669,485)	(12,893,194)
Net increase (decrease) in shares outstanding	(6,492,545)	(7,692,207)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.33	$11.92	$10.75	$11.58	$13.34	$11.90
Investment operations:
Net investment income (loss)(A)	0.05	0.23	0.17	0.18	0.24	0.17
Net realized and unrealized gain (loss)	0.73	1.09	1.37	0.92	(1.77)	1.38
Total investment operations	0.78	1.32	1.54	1.10	(1.53)	1.55
Dividends and/or distributions to shareholders:
Net investment income	—	(0.20)	(0.19)	(0.26)	(0.18)	(0.11)
Net realized gains	—	(0.71)	(0.18)	(1.67)	(0.05)	—
Total dividends and/or distributions to shareholders	—	(0.91)	(0.37)	(1.93)	(0.23)	(0.11)
Net asset value, end of period/year	$13.11	$12.33	$11.92	$10.75	$11.58	$13.34
Total return(B)	6.33%(C)	11.48%	14.37%	10.39%	(11.42)%	13.08%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$772,690	$806,840	$871,638	$888,069	$900,545	$1,106,790
Expenses to average net assets(D)	0.81%(E)	0.81%	0.81%	0.81%	0.81%	0.82%
Net investment income (loss) to average net assets	0.77%(E)	1.89%	1.48%	1.60%	1.99%	1.32%
Portfolio turnover rate	1%(C)	4%	— %	— %	— %	— %

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in the American Funds Insurance Series Asset Allocation Fund SM (hereafter referred to as "Underlying Portfolio"). The shareholder reports of the Underlying Portfolio, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Portfolio's shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Futures contracts: The Portfolio is subject to equity risk, credit risk, commodity risk, interest rate risk and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$12,167	$—	$—	$—	$12,167
Total	$—	$12,167	$—	$—	$—	$12,167

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts: Total distributable earnings (accumulated losses) (A)(B)	$—	$—	$(1,371,075)	$—	$—	$(1,371,075)
Total	$—	$—	$(1,371,075)	$—	$—	$(1,371,075)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)
Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(40,714)	$(7,772,422)	$—	$—	$(7,813,136)
Total	$—	$(40,714)	$(7,772,422)	$—	$—	$(7,813,136)
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$12,567	$(1,115,408)	$—	$—	$(1,102,841)
Total	$—	$12,567	$(1,115,408)	$—	$—	$(1,102,841)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Futures contracts:
Average notional value of contracts — long	$17,363,763
Average notional value of contracts — short	(41,794,409)
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio risk: Because the Portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to the risks associated with investing in those issuers.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. INVESTMENT CONCENTRATION
Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio's total assets. As of June 30, 2026, the most recent financial statements are included within this report for the following investments:
Investment	Percentage of Total Assets
American Funds Insurance Series – Asset Allocation Fund	96.19%
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$8,861,245	$105,970,751
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$678,931,860	$65,837,153	$(1,371,075)	$64,466,078
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5- and 10-year periods and in line with the median for the past 1- and 3-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock Government Money Market VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.0%
U.S. Treasury - 13.0%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.10%, 3.87% (A), 01/31/2027	$ 15,275,000	$ 15,274,761
3-Month Treasury Money Market Yield + 0.10%, 3.87% (A), 01/31/2028	1,500,000	1,499,978
3-Month Treasury Money Market Yield + 0.10%, 3.88% (A), 04/30/2028	3,775,000	3,776,535
3-Month Treasury Money Market Yield + 0.16%, 3.93% (A), 07/31/2027	5,610,000	5,607,802
3-Month Treasury Money Market Yield + 0.18%, 3.96% (A), 07/31/2026	7,085,000	7,084,693
3-Month Treasury Money Market Yield + 0.19%, 3.97% (A), 10/31/2027	11,953,000	11,958,789
3-Month Treasury Money Market Yield + 0.21%, 3.98% (A), 10/31/2026	11,790,000	11,790,000
U.S. Treasury Notes
0.50%, 05/31/2027	700,000	679,436
1.88%, 02/28/2027	1,600,000	1,583,357
2.50%, 03/31/2027	600,000	595,506
2.63%, 05/31/2027	780,000	772,002
2.75%, 04/30/2027	570,000	565,523
3.25%, 06/30/2027	1,000,000	993,605
3.75%, 04/30/2027 - 06/30/2027	4,964,700	4,959,703
3.88%, 03/31/2027 - 05/31/2027	3,030,000	3,035,472
4.00%, 01/15/2027	600,000	601,372
4.13%, 10/31/2026 - 02/28/2027	8,018,000	8,046,864
4.25%, 11/30/2026 - 03/15/2027	6,488,000	6,512,025
Total U.S. Government Obligations (Cost $85,337,423)		85,337,423
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.5%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.04%,
3.66% (A), 01/20/2027 - 05/10/2027	3,335,000	3,335,000
3-Month SOFR + 0.05%,
3.67% (A), 04/19/2027 - 05/24/2027	1,140,000	1,140,000
3-Month SOFR + 0.06%,
3.68% (A), 05/24/2027 - 09/13/2027	1,735,000	1,735,000
3-Month SOFR + 0.07%,
3.69% (A), 03/05/2027	3,000,000	3,000,000
3.90% (A), 03/26/2027	690,000	690,000
3-Month SOFR + 0.08%,
3.70% (A), 02/01/2027 - 02/11/2028	2,315,000	2,315,000
3-Month SOFR + 0.09%,
3.71% (A), 01/27/2027 - 05/19/2028	2,905,000	2,905,000
3-Month SOFR + 0.10%,
3.72% (A), 11/22/2027	300,000	300,000
3-Month SOFR + 0.11%,
3.73% (A), 11/19/2027	675,000	675,000
3-Month SOFR + 0.14%,
3.76% (A), 10/15/2026 - 12/23/2026	6,700,000	6,699,901
3-Month Treasury Money Market Yield + 0.27%,
4.04% (A), 10/16/2026	3,500,000	3,500,000
Federal Home Loan Banks
3.50%, 01/11/2027	4,650,000	4,646,013
3.85%, 04/09/2027	3,000,000	3,000,000
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
3-Month SOFR + 0.07%,
3.69% (A), 03/25/2027	$ 1,520,000	$ 1,520,000
3-Month SOFR + 0.09%,
3.71% (A), 05/12/2028	605,000	605,000
3-Month SOFR + 0.10%,
3.72% (A), 03/18/2027	1,770,000	1,770,000
Federal Home Loan Mortgage Corp.
3-Month SOFR + 0.12%,
3.74% (A), 05/05/2027	1,200,000	1,200,000
3-Month SOFR + 0.14%,
3.76% (A), 09/23/2026 - 10/16/2026	3,700,000	3,700,000
Federal National Mortgage Association
3-Month SOFR + 0.08%,
3.70% (A), 01/07/2028	3,845,000	3,845,252
3-Month SOFR + 0.09%,
3.71% (A), 03/06/2028 - 05/08/2028	6,215,000	6,215,000
3-Month SOFR + 0.12%,
3.74% (A), 07/29/2026	6,540,000	6,540,000
3-Month SOFR + 0.14%,
3.76% (A), 08/21/2026 - 12/11/2026	9,845,000	9,845,000
Total U.S. Government Agency Obligations (Cost $69,181,166)		69,181,166
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.2%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.04%, 3.66% (A), 11/19/2026	256,000	256,000
3-Month SOFR + 0.05%, 3.67% (A), 11/06/2026	1,265,000	1,265,000
Federal Home Loan Bank Discount Notes
3.60% (B), 07/10/2026	2,245,000	2,243,042
3.61% (B), 07/08/2026	9,100,000	9,093,816
3.62% (B), 09/14/2026	2,200,000	2,183,981
3.63% (B), 07/13/2026 - 07/17/2026	5,535,000	5,527,231
3.65% (B), 08/21/2026 - 08/28/2026	600,000	596,787
3.66% (B), 07/31/2026 - 08/05/2026	5,200,000	5,183,201
3.67% (B), 07/31/2026	200,000	199,408
3.69% (B), 07/01/2026	2,200,000	2,200,000
3.70% (B), 07/08/2026 - 07/29/2026	4,900,000	4,887,651
3.72% (B), 11/27/2026	850,000	837,370
3.73% (B), 12/31/2026	2,330,000	2,287,539
Federal Home Loan Banks
3-Month SOFR + 0.05%, 1.00% (A), 12/28/2026	2,200,000	2,200,000
3.62% (B), 07/02/2026 - 07/07/2026	1,795,000	1,795,000
3-Month SOFR + 0.01%, 3.63% (A), 07/08/2026 - 09/08/2026	39,630,000	39,629,575
3-Month SOFR + 0.02%, 3.64% (A), 07/17/2026 - 10/26/2026	19,240,000	19,240,007
3-Month SOFR + 0.03%, 3.65% (A), 07/02/2026 - 12/11/2026	15,120,000	15,120,000
3-Month SOFR + 0.03%, 3.65% (A), 11/12/2026	2,165,000	2,165,000
3-Month SOFR + 0.04%, 3.66% (A), 12/01/2026 - 02/25/2027	7,080,000	7,080,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
3-Month SOFR + 0.05%, 3.67% (A), 01/25/2027	$ 1,465,000	$ 1,465,000
3-Month SOFR + 0.06%, 3.68% (A), 02/24/2027	735,000	735,000
Total Short-Term U.S. Government Agency Obligations (Cost $126,190,608)		126,190,608
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 19.7%
U.S. Treasury Bills
3.55% (B), 12/24/2026 - 02/18/2027	7,851,000	7,712,815
3.56% (B), 01/21/2027 - 02/18/2027	5,432,000	5,326,069
3.57% (B), 01/21/2027	570,000	559,010
3.61% (B), 07/02/2026 - 08/20/2026	6,460,000	6,431,265
3.62% (B), 08/06/2026	900,000	896,845
3.65% (B), 09/03/2026 - 09/10/2026	15,400,000	15,299,714
3.66% (B), 07/09/2026 - 03/18/2027	9,700,000	9,536,368
3.67% (B), 07/21/2026	2,700,000	2,694,604
3.68% (B), 07/14/2026 - 08/20/2026	11,770,000	11,718,776
3.69% (B), 07/09/2026 - 08/13/2026	24,440,000	24,345,330
3.71% (B), 09/03/2026 - 10/01/2026	4,010,000	3,980,520
3.72% (B), 09/03/2026	500,000	496,769
3.73% (B), 10/06/2026 - 11/12/2026	10,815,800	10,703,437
3.75% (B), 08/27/2026	500,000	497,130
3.77% (B), 10/20/2026	3,220,000	3,183,563
3.80% (B), 12/17/2026	5,500,000	5,404,985
3.85% (B), 09/03/2026	12,823,000	12,739,565
3.96% (B), 08/06/2026	645,000	642,576
3.97% (B), 12/24/2026 - 12/31/2026	7,400,000	7,257,624
Total Short-Term U.S. Government Obligations (Cost $129,426,965)		129,426,965
REPURCHASE AGREEMENTS - 38.6%
Barclays Capital, Inc., 3.64% (B), dated 06/30/2026, to be repurchased at $25,002,528 on 07/01/2026. Collateralized by U.S. Government Obligations, 0.13% - 2.13%, due 01/15/2027 - 01/15/2030, and with a total value of $25,500,051.	25,000,000	25,000,000
BNP Paribas SA, 3.64% (B), dated 06/30/2026, to be repurchased at $7,000,708 on 07/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 3.97%, due 07/31/2027 - 11/15/2050, and with a total value of $7,140,085.	7,000,000	7,000,000
BNP Paribas SA, 3.65% (B), dated 06/30/2026, to be repurchased at $40,004,056 on 07/01/2026. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 7.50%, due 11/01/2029 - 04/20/2076, and with a total value of $40,911,676.	40,000,000	40,000,000
	Principal	Value
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets, Inc.,
3.64% (B), dated 06/30/2026, to be
repurchased at $25,002,528 on 07/01/2026.
Collateralized by U.S. Government
Obligations, 4.00% - 4.13%,
due 06/15/2029 - 02/28/2030, and with a
total value of $25,500,024.
	$ 25,000,000	$ 25,000,000
Goldman Sachs & Co., 3.64% (B), dated 06/30/2026, to be repurchased at $25,002,528 on 07/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 4.75%, due 08/15/2032 - 05/15/2054, and with a total value of $25,500,001.	25,000,000	25,000,000
Goldman Sachs & Co., 3.65% (B), dated 06/30/2026, to be repurchased at $20,002,028 on 07/01/2026. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 02/15/2034 - 05/20/2056, and with a total value of $20,422,657.	20,000,000	20,000,000
JPMorgan Chase & Co., 3.64% (B), dated 06/30/2026, to be repurchased at $30,003,033 on 07/01/2026. Collateralized by U.S. Government Obligations, 0.13% - 4.63%, due 07/31/2029 - 02/15/2051, and with a total value of $30,600,008.	30,000,000	30,000,000
JPMorgan Chase & Co., 3.65% (B), dated 06/30/2026, to be repurchased at $10,001,014 on 07/01/2026. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 11/20/2038 - 06/01/2056, and with a total value of $10,285,570.	10,000,000	10,000,000
Merrill Lynch & Co., Inc., 3.64% (B), dated 06/30/2026, to be repurchased at $11,001,112 on 07/01/2026. Collateralized by U.S. Government Obligations, 0.00% - 4.00%, due 10/15/2026 - 11/15/2042, and with a total value of $11,220,000.	11,000,000	11,000,000
Merrill Lynch & Co., Inc., 3.65% (B), dated 06/30/2026, to be repurchased at $20,002,028 on 07/01/2026. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 01/20/2039 - 02/20/2056, and with a total value of $20,400,001.	20,000,000	20,000,000
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Principal	Value
REPURCHASE AGREEMENTS (continued)
Toronto-Dominion Bank,
3.64% (B), dated 06/30/2026, to be
repurchased at $21,002,123 on 07/01/2026.
Collateralized by a U.S. Government
Obligation, 0.50%, due 10/31/2027, and
with a value of $21,420,051.
	$ 21,000,000	$ 21,000,000
Toronto-Dominion Bank, 3.65% (B), dated 06/30/2026, to be repurchased at $20,002,028 on 07/01/2026. Collateralized by a U.S. Government Agency Obligation, 3.77%, due 04/06/2028, and with a value of $20,400,418.	20,000,000	20,000,000
Total Repurchase Agreements (Cost $254,000,000)		254,000,000
Total Investments (Cost $664,136,162)		664,136,162
Net Other Assets (Liabilities) - (1.0)%		(6,479,279)
Net Assets - 100.0%		$ 657,656,883
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Obligations	$—	$85,337,423	$—	$85,337,423
U.S. Government Agency Obligations	—	69,181,166	—	69,181,166
Short-Term U.S. Government Agency Obligations	—	126,190,608	—	126,190,608
Short-Term U.S. Government Obligations	—	129,426,965	—	129,426,965
Repurchase Agreements	—	254,000,000	—	254,000,000
Total Investments	$—	$664,136,162	$—	$664,136,162
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Floating or variable rate security. The rate disclosed is as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(B)	Rate disclosed reflects the yield at June 30, 2026.
(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
SOFR	Secured Overnight Financing Rate
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $410,136,162)	$410,136,162
Repurchase agreement, at value (cost $254,000,000)	254,000,000
Cash	382,125
Receivables and other assets:
Shares of beneficial interest sold	2,011,648
Interest	1,405,792
Due from transfer agent	147
Prepaid expenses	2,554
Total assets	667,938,428
Liabilities:
Payables and other liabilities:
Investments purchased	8,295,168
Shares of beneficial interest redeemed	1,621,561
Investment management fees	138,475
Distribution and service fees	97,742
Transfer agent costs	1,339
Trustee and CCO fees	4,106
Audit and tax fees	10,467
Custody fees	45,322
Legal fees	4,725
Printing and shareholder reports fees	42,702
Other accrued expenses	19,938
Total liabilities	10,281,545
Net assets	$657,656,883
Net assets consist of:
Capital stock ($0.01 par value)	$6,576,551
Additional paid-in capital	651,077,455
Total distributable earnings (accumulated losses)	2,877
Net assets	$657,656,883
Net assets by class:
Initial Class	$212,842,563
Service Class	444,814,320
Shares outstanding:
Initial Class	212,842,910
Service Class	444,812,178
Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Interest income	$12,178,595
Total investment income	12,178,595
Expenses:
Investment management fees	787,243
Distribution and service fees:
Service Class	557,128
Transfer agent costs	3,688
Trustee and CCO fees	17,368
Audit and tax fees	12,000
Custody fees	54,496
Legal fees	27,457
Printing and shareholder reports fees	38,972
Other	29,457
Total expenses	1,527,809
Net investment income (loss)	10,650,786
Net realized gain (loss) on:
Investments	1,082
Net realized and change in unrealized gain (loss)	1,082
Net increase (decrease) in net assets resulting from operations	$10,651,868
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$10,650,786	$27,355,050
Net realized gain (loss)	1,082	1,377
Net increase (decrease) in net assets resulting from operations	10,651,868	27,356,427
Dividends and/or distributions to shareholders:
Initial Class	(3,592,046)	(8,243,092)
Service Class	(7,058,704)	(19,111,958)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(10,650,750)	(27,355,050)
Capital share transactions:
Proceeds from shares sold:
Initial Class	31,554,186	78,403,257
Service Class	87,250,705	190,646,224
	118,804,891	269,049,481
Dividends and/or distributions reinvested:
Initial Class	3,594,083	8,243,524
Service Class	7,061,099	19,118,176
	10,655,182	27,361,700
Cost of shares redeemed:
Initial Class	(37,673,804)	(81,219,758)
Service Class	(109,317,280)	(281,843,189)
	(146,991,084)	(363,062,947)
Net increase (decrease) in net assets resulting from capital share transactions	(17,531,011)	(66,651,766)
Net increase (decrease) in net assets	(17,529,893)	(66,650,389)
Net assets:
Beginning of period/year	675,186,776	741,837,165
End of period/year	$657,656,883	$675,186,776
Capital share transactions - shares:
Shares issued:
Initial Class	31,554,186	78,403,257
Service Class	87,250,705	190,646,224
	118,804,891	269,049,481
Shares reinvested:
Initial Class	3,594,083	8,243,524
Service Class	7,061,099	19,118,176
	10,655,182	27,361,700
Shares redeemed:
Initial Class	(37,673,804)	(81,219,758)
Service Class	(109,317,280)	(281,843,189)
	(146,991,084)	(363,062,947)
Net increase (decrease) in shares outstanding:
Initial Class	(2,525,535)	5,427,023
Service Class	(15,005,476)	(72,078,789)
	(17,531,011)	(66,651,766)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss)(A)	0.02	0.04	0.05	0.05	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	0.00 (B)	—	0.00 (B)	—	—
Total investment operations	0.02	0.04	0.05	0.05	0.01	0.00 (B)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	1.71%(D)	4.07%	5.03%	4.87%	1.39%	0.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$212,843	$215,368	$209,940	$212,528	$218,990	$197,487
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.30%(E)	0.29%	0.29%	0.29%	0.28%	0.29%
Including waiver and/or reimbursement and recapture	0.30%(E)	0.29%	0.29%	0.29%(F)	0.24%(F)	0.07%(F)
Net investment income (loss) to average net assets	3.42%(E)	3.99%	4.93%	4.75%	1.42%	0.00%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset
Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(G)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss)(A)	0.02	0.04	0.05	0.05	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	0.00 (B)	—	0.00 (B)	—	—
Total investment operations	0.02	0.04	0.05	0.05	0.01	0.00 (B)
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)(B)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	1.58%(D)	3.81%	4.76%	4.67%	1.39%	0.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$444,814	$459,819	$531,897	$626,032	$670,946	$552,199
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.54%	0.54%	0.54%	0.53%	0.54%
Including waiver and/or reimbursement and recapture	0.55%(E)	0.54%	0.54%	0.48%(F)	0.24%(F)	0.07%(F)
Net investment income (loss) to average net assets	3.17%(E)	3.75%	4.68%	4.56%	1.47%	0.00%(G)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
(F)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset
Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.

(G)	Rounds to less than 0.01% or (0.01)%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio's custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2026.
Repurchase agreements at June 30, 2026, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of your investment in the Portfolio, or its yield, to decline. While the Portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio’s investments and the Portfolio’s ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.
Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the Portfolio’s ability to preserve the value of your investment at $1.00 per share. An increased demand for U.S. government securities could affect the availability of such instruments for investment and the Portfolio’s ability to pursue its investment strategies. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” on portfolio redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Interest rate risk: The interest rates on short-term obligations held in the Portfolio will vary, rising or falling with short-term interest rates generally. The Portfolio’s yield will tend to lag behind general changes in interest rates. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Portfolio. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase. During periods of extremely low or negative short-term interest rates, the Portfolio may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.
U.S. government securities risk: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Credit risk: An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio may be unable or unwilling to meet its financial obligations or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, or the value of assets underlying a security may decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Counterparty risk: The Portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the Portfolio do not fulfill their contractual obligations. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the Portfolio has more contractual exposure to a counterparty.
Repurchase agreements risk: In a repurchase agreement, the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specified price. The securities purchased serve as the Portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities.
Extension risk: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management risk: The Portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The Portfolio is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. Any of these things could cause the Portfolio to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Initial Class	0.34%	May 1, 2027
Service Class	0.59	May 1, 2027
Prior to May 1, 2026
Initial Class	0.38
Service Class	0.63
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Portfolio’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Portfolio of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Portfolio or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Portfolio. There can be no assurance that the Portfolio will be able to prevent a negative yield.
Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Portfolio’s Financial Highlights in this shareholder report.
For the 36-month period ended June 30, 2026, there are no amounts waived by TAM due to the maintenance of the Portfolio's yield.
As of June 30, 2026, there are no balances available for recapture by TAM due to the maintenance of the Portfolio's yield.
For the 36-month period ended June 30, 2026, the amounts waived from financial intermediaries are as follows:
	Amounts Waived
	2023(A), (B)	2024	2025	2026	Total
Service Class	$411,092	$—	$—	$—	$411,092

(A)	Not subject to recapture.
(B)	For the six-month period of July 1, 2023 through December 31, 2023.
For the 36-month period ended June 30, 2026, there are no amounts waived by TAM due to the operating expense limitation.
As of June 30, 2026, there are no amounts available for recapture by TAM due to the operating expense limitation.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$664,136,162	$—	$—	$—
8. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. OPERATING SEGMENTS (continued)
Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds, and further noted the relatively closed spread in performance among the money market funds in the peer universe over certain periods.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 5- year period and below the median for its peer universe for the past 1-, 3- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Active Asset Allocation -Conservative
VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.4%
International Equity Funds - 12.6%
iShares MSCI EAFE ETF (A)	202,219	$ 21,006,510
iShares MSCI Japan ETF (A)(B)	21,553	2,010,248
		23,016,758
U.S. Equity Funds - 23.3%
iShares Core S&P 500 ETF (A)	46,857	35,090,739
iShares Russell 2000 ETF (A)(B)	24,497	7,360,123
		42,450,862
U.S. Fixed Income Funds - 62.5%
iShares 0-1 Year Treasury Bond ETF (A)	169,526	18,707,194
iShares 7-10 Year Treasury Bond ETF (A)	240,173	22,713,161
iShares Core U.S. Aggregate Bond ETF (A)	596,685	59,059,881
iShares iBoxx USD Investment Grade Corporate Bond ETF (A)(B)	80,445	8,774,136
iShares U.S. Treasury Bond ETF (A)	198,666	4,525,612
		113,779,984
Total Exchange-Traded Funds (Cost $173,261,385)		179,247,604
	Shares	Value
OTHER INVESTMENT COMPANY - 7.2%
Securities Lending Collateral - 7.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	12,983,467	$ 12,983,467
Total Other Investment Company (Cost $12,983,467)		12,983,467
Total Investments (Cost $186,244,852)		192,231,071
Net Other Assets (Liabilities) - (5.6)%		(10,108,688)
Net Assets - 100.0%		$ 182,122,383
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$179,247,604	$—	$—	$179,247,604
Other Investment Company	12,983,467	—	—	12,983,467
Total Investments	$192,231,071	$—	$—	$192,231,071
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $14,138,054, collateralized by cash collateral of $12,983,467 and non-cash collateral, such as U.S. government securities of $1,459,706. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $186,244,852) (including securities loaned of $14,138,054)	$192,231,071
Cash	3,107,704
Receivables and other assets:
Investments sold	1,826,133
Net income from securities lending	5,550
Shares of beneficial interest sold	13,571
Prepaid expenses	718
Total assets	197,184,747
Liabilities:
Cash collateral received upon return of:
Securities on loan	12,983,467
Payables and other liabilities:
Investments purchased	1,923,250
Shares of beneficial interest redeemed	2,783
Investment management fees	71,452
Distribution and service fees	38,902
Transfer agent costs	373
Trustee and CCO fees	1,086
Audit and tax fees	9,172
Custody fees	2,070
Legal fees	1,049
Printing and shareholder reports fees	15,952
Other accrued expenses	12,808
Total liabilities	15,062,364
Net assets	$182,122,383
Net assets consist of:
Capital stock ($0.01 par value)	$176,532
Additional paid-in capital	181,549,298
Total distributable earnings (accumulated losses)	396,553
Net assets	$182,122,383
Net assets by class:
Initial Class	$4,679,333
Service Class	177,443,050
Shares outstanding:
Initial Class	450,143
Service Class	17,203,050
Net asset value and offering price per share:
Initial Class	$10.40
Service Class	10.31
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,397,448
Interest income from unaffiliated investments	35,304
Net income from securities lending	52,012
Total investment income	2,484,764
Expenses:
Investment management fees	459,250
Distribution and service fees:
Service Class	224,245
Transfer agent costs	1,035
Trustee and CCO fees	4,773
Audit and tax fees	10,190
Custody fees	2,421
Legal fees	7,460
Printing and shareholder reports fees	16,293
Other	12,952
Total expenses before waiver and/or reimbursement and recapture	738,619
Expenses waived and/or reimbursed:
Initial Class	(1,118)
Service Class	(46,595)
Net expenses	690,906
Net investment income (loss)	1,793,858
Net realized gain (loss) on:
Unaffiliated investments	3,242,558
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,854,240
Net realized and change in unrealized gain (loss)	6,096,798
Net increase (decrease) in net assets resulting from operations	$7,890,656
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,793,858	$4,880,927
Net realized gain (loss)	3,242,558	4,668,647
Net change in unrealized appreciation (depreciation)	2,854,240	6,455,352
Net increase (decrease) in net assets resulting from operations	7,890,656	16,004,926
Dividends and/or distributions to shareholders:
Initial Class	—	(123,291)
Service Class	—	(4,791,493)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,914,784)
Capital share transactions:
Proceeds from shares sold:
Initial Class	533,960	382,860
Service Class	2,705,821	2,937,086
	3,239,781	3,319,946
Dividends and/or distributions reinvested:
Initial Class	—	123,291
Service Class	—	4,791,493
	—	4,914,784
Cost of shares redeemed:
Initial Class	(353,083)	(690,999)
Service Class	(17,587,865)	(35,588,989)
	(17,940,948)	(36,279,988)
Net increase (decrease) in net assets resulting from capital share transactions	(14,701,167)	(28,045,258)
Net increase (decrease) in net assets	(6,810,511)	(16,955,116)
Net assets:
Beginning of period/year	188,932,894	205,888,010
End of period/year	$182,122,383	$188,932,894
Capital share transactions - shares:
Shares issued:
Initial Class	52,450	39,675
Service Class	266,715	305,181
	319,165	344,856
Shares reinvested:
Initial Class	—	12,790
Service Class	—	499,634
	—	512,424
Shares redeemed:
Initial Class	(34,872)	(71,754)
Service Class	(1,746,312)	(3,732,549)
	(1,781,184)	(3,804,303)
Net increase (decrease) in shares outstanding:
Initial Class	17,578	(19,289)
Service Class	(1,479,597)	(2,927,734)
	(1,462,019)	(2,947,023)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.95	$9.39	$9.02	$8.33	$11.56	$11.23
Investment operations:
Net investment income (loss)(A)	0.11	0.27	0.23	0.20	0.15	0.15
Net realized and unrealized gain (loss)	0.34	0.57	0.38	0.64	(1.84)	0.52
Total investment operations	0.45	0.84	0.61	0.84	(1.69)	0.67
Dividends and/or distributions to shareholders:
Net investment income	—	(0.28)	(0.24)	(0.15)	(0.17)	(0.16)
Net realized gains	—	—	—	—	(1.37)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.28)	(0.24)	(0.15)	(1.54)	(0.34)
Net asset value, end of period/year	$10.40	$9.95	$9.39	$9.02	$8.33	$11.56
Total return(B)	4.52%(C)	9.02%	6.71%	10.21%	(15.06)%	5.98%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,679	$4,303	$4,245	$4,194	$3,956	$5,046
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.56%	0.55%	0.56%	0.54%	0.58%
Including waiver and/or reimbursement and recapture(F)	0.51%(E)	0.51%	0.50%	0.51%	0.49%	0.57%
Net investment income (loss) to average net assets	2.20%(E)	2.77%	2.51%	2.34%	1.52%	1.31%
Portfolio turnover rate	29%(C)	91%	60%	137%	145%	146%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.88	$9.33	$8.96	$8.27	$11.48	$11.15
Investment operations:
Net investment income (loss)(A)	0.10	0.24	0.21	0.18	0.12	0.12
Net realized and unrealized gain (loss)	0.33	0.56	0.37	0.64	(1.83)	0.52
Total investment operations	0.43	0.80	0.58	0.82	(1.71)	0.64
Dividends and/or distributions to shareholders:
Net investment income	—	(0.25)	(0.21)	(0.13)	(0.13)	(0.13)
Net realized gains	—	—	—	—	(1.37)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.25)	(0.21)	(0.13)	(1.50)	(0.31)
Net asset value, end of period/year	$10.31	$9.88	$9.33	$8.96	$8.27	$11.48
Total return(B)	4.35%(C)	8.65%	6.47%	9.96%	(15.29)%	5.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$177,443	$184,630	$201,643	$224,777	$235,739	$319,876
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.81%	0.80%	0.81%	0.79%	0.83%
Including waiver and/or reimbursement and recapture(F)	0.76%(E)	0.76%	0.75%	0.76%	0.74%	0.82%
Net investment income (loss) to average net assets	1.95%(E)	2.51%	2.23%	2.07%	1.26%	1.03%
Portfolio turnover rate	29%(C)	91%	60%	137%	145%	146%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$12,983,467	$—	$—	$—	$12,983,467
Total Borrowings	$12,983,467	$—	$—	$—	$12,983,467
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and strategic asset allocation risk: The Portfolio’s tactical asset allocation strategy involves making short-term adjustments to the Portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The Portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
may result in higher transaction costs. These strategies may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2027
Service Class	0.80	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$51,927,568	$59,953,918
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$186,244,852	$9,540,346	$(3,554,127)	$5,986,219
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees noted that they had previously approved a reduction to the Portfolio’s management fee schedule, which took effect on October 1, 2025, and was not fully reflected in the comparative data. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Active Asset Allocation -Moderate
Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.2%
International Equity Funds - 23.1%
iShares Core MSCI EAFE ETF (A)	386,651	$ 37,342,753
iShares MSCI EAFE ETF (A)	317,535	32,985,536
iShares MSCI Japan ETF (A)	45,370	4,231,660
		74,559,949
U.S. Equity Funds - 49.3%
iShares Core S&P 500 ETF (A)	181,857	136,190,888
iShares Russell 2000 ETF (A)(B)	75,702	22,744,666
		158,935,554
U.S. Fixed Income Funds - 23.8%
iShares 0-1 Year Treasury Bond ETF (A)	298,732	32,965,076
iShares 7-10 Year Treasury Bond ETF (A)	318,198	30,091,985
iShares Core U.S. Aggregate Bond ETF (A)	79,368	7,855,845
iShares iBoxx USD Investment Grade Corporate Bond ETF (A)(B)	54,345	5,927,409
		76,840,315
Total Exchange-Traded Funds (Cost $270,310,730)		310,335,818
	Shares	Value
OTHER INVESTMENT COMPANY - 2.5%
Securities Lending Collateral - 2.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	8,064,622	$ 8,064,622
Total Other Investment Company (Cost $8,064,622)		8,064,622
Total Investments (Cost $278,375,352)		318,400,440
Net Other Assets (Liabilities) - 1.3%		4,158,514
Net Assets - 100.0%		$ 322,558,954
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$310,335,818	$—	$—	$310,335,818
Other Investment Company	8,064,622	—	—	8,064,622
Total Investments	$318,400,440	$—	$—	$318,400,440
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,893,108, collateralized by cash collateral of $8,064,622. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $278,375,352) (including securities loaned of $7,893,108)	$318,400,440
Cash	8,863,240
Receivables and other assets:
Investments sold	5,220,210
Net income from securities lending	10,646
Shares of beneficial interest sold	6
Prepaid expenses	1,240
Total assets	332,495,782
Liabilities:
Cash collateral received upon return of:
Securities on loan	8,064,622
Payables and other liabilities:
Investments purchased	1,456,607
Shares of beneficial interest redeemed	164,963
Investment management fees	127,446
Distribution and service fees	65,064
Transfer agent costs	645
Trustee and CCO fees	1,765
Audit and tax fees	9,704
Custody fees	3,313
Legal fees	1,644
Printing and shareholder reports fees	27,038
Other accrued expenses	14,017
Total liabilities	9,936,828
Net assets	$322,558,954
Net assets consist of:
Capital stock ($0.01 par value)	$240,656
Additional paid-in capital	263,610,535
Total distributable earnings (accumulated losses)	58,707,763
Net assets	$322,558,954
Net assets by class:
Initial Class	$27,758,312
Service Class	294,800,642
Shares outstanding:
Initial Class	2,055,214
Service Class	22,010,376
Net asset value and offering price per share:
Initial Class	$13.51
Service Class	13.39
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$3,126,556
Interest income from unaffiliated investments	107,111
Net income from securities lending	71,434
Total investment income	3,305,101
Expenses:
Investment management fees	800,272
Distribution and service fees:
Service Class	366,939
Transfer agent costs	1,788
Trustee and CCO fees	8,184
Audit and tax fees	10,841
Custody fees	3,923
Legal fees	12,696
Printing and shareholder reports fees	27,109
Other	15,695
Total expenses before waiver and/or reimbursement and recapture	1,247,447
Expenses waived and/or reimbursed:
Initial Class	(6,901)
Service Class	(76,241)
Net expenses	1,164,305
Net investment income (loss)	2,140,796
Net realized gain (loss) on:
Unaffiliated investments	14,660,842
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,423,504
Net realized and change in unrealized gain (loss)	23,084,346
Net increase (decrease) in net assets resulting from operations	$25,225,142
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$2,140,796	$6,076,943
Net realized gain (loss)	14,660,842	49,572,454
Net change in unrealized appreciation (depreciation)	8,423,504	(22,533,367)
Net increase (decrease) in net assets resulting from operations	25,225,142	33,116,030
Dividends and/or distributions to shareholders:
Initial Class	—	(525,087)
Service Class	—	(5,383,611)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,908,698)
Capital share transactions:
Proceeds from shares sold:
Initial Class	466,164	513,962
Service Class	545,785	2,802,319
	1,011,949	3,316,281
Dividends and/or distributions reinvested:
Initial Class	—	525,087
Service Class	—	5,383,611
	—	5,908,698
Cost of shares redeemed:
Initial Class	(1,069,035)	(3,138,837)
Service Class	(27,706,196)	(58,157,339)
	(28,775,231)	(61,296,176)
Net increase (decrease) in net assets resulting from capital share transactions	(27,763,282)	(52,071,197)
Net increase (decrease) in net assets	(2,538,140)	(24,863,865)
Net assets:
Beginning of period/year	325,097,094	349,960,959
End of period/year	$322,558,954	$325,097,094
Capital share transactions - shares:
Shares issued:
Initial Class	36,042	43,573
Service Class	42,786	240,115
	78,828	283,688
Shares reinvested:
Initial Class	—	44,014
Service Class	—	453,930
	—	497,944
Shares redeemed:
Initial Class	(83,081)	(267,148)
Service Class	(2,162,358)	(4,974,304)
	(2,245,439)	(5,241,452)
Net increase (decrease) in shares outstanding:
Initial Class	(47,039)	(179,561)
Service Class	(2,119,572)	(4,280,259)
	(2,166,611)	(4,459,820)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.47	$11.48	$10.36	$8.93	$11.63	$10.86
Investment operations:
Net investment income (loss)(A)	0.10	0.25	0.21	0.18	0.15	0.14
Net realized and unrealized gain (loss)	0.94	0.99	1.11	1.41	(2.24)	0.72
Total investment operations	1.04	1.24	1.32	1.59	(2.09)	0.86
Dividends and/or distributions to shareholders:
Net investment income	—	(0.25)	(0.20)	(0.16)	(0.16)	(0.09)
Net realized gains	—	—	—	—	(0.45)	—
Total dividends and/or distributions to shareholders	—	(0.25)	(0.20)	(0.16)	(0.61)	(0.09)
Net asset value, end of period/year	$13.51	$12.47	$11.48	$10.36	$8.93	$11.63
Total return(B)	8.34%(C)	10.87%	12.79%	17.94%	(18.16)%	7.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$27,758	$26,225	$26,194	$24,404	$21,899	$27,300
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.55%(E)	0.55%	0.54%	0.56%	0.53%	0.58%
Including waiver and/or reimbursement and recapture(F)	0.50%(E)	0.50%	0.49%	0.51%	0.48%	0.57%
Net investment income (loss) to average net assets	1.59%(E)	2.09%	1.88%	1.87%	1.52%	1.29%
Portfolio turnover rate	31%(C)	143%	35%	49%	309%	268%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.39	$11.40	$10.29	$8.87	$11.54	$10.78
Investment operations:
Net investment income (loss)(A)	0.08	0.21	0.18	0.15	0.12	0.11
Net realized and unrealized gain (loss)	0.92	0.99	1.11	1.41	(2.21)	0.71
Total investment operations	1.00	1.20	1.29	1.56	(2.09)	0.82
Dividends and/or distributions to shareholders:
Net investment income	—	(0.21)	(0.18)	(0.14)	(0.13)	(0.06)
Net realized gains	—	—	—	—	(0.45)	—
Total dividends and/or distributions to shareholders	—	(0.21)	(0.18)	(0.14)	(0.58)	(0.06)
Net asset value, end of period/year	$13.39	$12.39	$11.40	$10.29	$8.87	$11.54
Total return(B)	8.07%(C)	10.64%	12.51%	17.62%	(18.31)%	7.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$294,801	$298,872	$323,767	$339,746	$321,870	$456,616
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.80%(E)	0.80%	0.79%	0.81%	0.78%	0.83%
Including waiver and/or reimbursement and recapture(F)	0.75%(E)	0.75%	0.74%	0.76%	0.73%	0.82%
Net investment income (loss) to average net assets	1.31%(E)	1.82%	1.60%	1.61%	1.24%	1.00%
Portfolio turnover rate	31%(C)	143%	35%	49%	309%	268%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$8,064,622	$—	$—	$—	$8,064,622
Total Borrowings	$8,064,622	$—	$—	$—	$8,064,622
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and strategic asset allocation risk: The Portfolio’s tactical asset allocation strategy involves making short-term adjustments to the Portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The Portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
may result in higher transaction costs. These strategies may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2027
Service Class	0.80	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$96,966,236	$114,419,323
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$278,375,352	$41,564,493	$(1,539,405)	$40,025,088
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-year period, in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Active Asset Allocation -Moderate
VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 17.9%
iShares Core MSCI EAFE ETF (A)	85,782	$ 8,284,826
iShares MSCI EAFE ETF (A)	1,188,979	123,511,138
iShares MSCI Japan ETF (A)(B)	114,211	10,652,460
		142,448,424
U.S. Equity Funds - 34.4%
iShares Core S&P 500 ETF (A)	309,669	231,908,017
iShares Russell 2000 ETF (A)	138,609	41,645,074
		273,553,091
U.S. Fixed Income Funds - 47.3%
iShares 0-1 Year Treasury Bond ETF (A)(B)	1,003,626	110,750,129
iShares 7-10 Year Treasury Bond ETF (A)	735,409	69,547,629
iShares Core U.S. Aggregate Bond ETF (A)	1,670,366	165,332,827
iShares iBoxx USD Investment Grade Corporate Bond ETF (A)(B)	247,256	26,968,212
iShares U.S. Treasury Bond ETF (A)	139,500	3,177,810
		375,776,607
Total Exchange-Traded Funds (Cost $722,353,957)		791,778,122
	Shares	Value
OTHER INVESTMENT COMPANY - 7.5%
Securities Lending Collateral - 7.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	59,225,163	$ 59,225,163
Total Other Investment Company (Cost $59,225,163)		59,225,163
Total Investments (Cost $781,579,120)		851,003,285
Net Other Assets (Liabilities) - (7.1)%		(56,433,259)
Net Assets - 100.0%		$ 794,570,026
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$791,778,122	$—	$—	$791,778,122
Other Investment Company	59,225,163	—	—	59,225,163
Total Investments	$851,003,285	$—	$—	$851,003,285
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $63,305,028, collateralized by cash collateral of $59,225,163 and non-cash collateral, such as U.S. government securities of $5,464,790. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $781,579,120) (including securities loaned of $63,305,028)	$851,003,285
Cash	251,562
Receivables and other assets:
Investments sold	8,158,453
Net income from securities lending	26,262
Prepaid expenses	3,121
Total assets	859,442,683
Liabilities:
Cash collateral received upon return of:
Securities on loan	59,225,163
Payables and other liabilities:
Investments purchased	4,705,326
Shares of beneficial interest redeemed	370,405
Investment management fees	309,689
Distribution and service fees	173,627
Transfer agent costs	1,645
Trustee and CCO fees	4,637
Audit and tax fees	11,735
Custody fees	7,787
Legal fees	4,935
Printing and shareholder reports fees	38,494
Other accrued expenses	19,214
Total liabilities	64,872,657
Net assets	$794,570,026
Net assets consist of:
Capital stock ($0.01 par value)	$663,108
Additional paid-in capital	723,865,649
Total distributable earnings (accumulated losses)	70,041,269
Net assets	$794,570,026
Net assets by class:
Initial Class	$3,038,076
Service Class	791,531,950
Shares outstanding:
Initial Class	250,728
Service Class	66,060,077
Net asset value and offering price per share:
Initial Class	$12.12
Service Class	11.98
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$9,238,695
Interest income from unaffiliated investments	189,028
Net income from securities lending	243,792
Total investment income	9,671,515
Expenses:
Investment management fees	1,978,397
Distribution and service fees:
Service Class	993,425
Transfer agent costs	4,502
Trustee and CCO fees	20,590
Audit and tax fees	13,525
Custody fees	9,237
Legal fees	32,554
Printing and shareholder reports fees	38,885
Other	26,039
Total expenses before waiver and/or reimbursement and recapture	3,117,154
Expenses waived and/or reimbursed:
Initial Class	(689)
Service Class	(206,416)
Net expenses	2,910,049
Net investment income (loss)	6,761,466
Net realized gain (loss) on:
Unaffiliated investments	21,298,740
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	19,606,372
Net realized and change in unrealized gain (loss)	40,905,112
Net increase (decrease) in net assets resulting from operations	$47,666,578
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$6,761,466	$19,125,600
Net realized gain (loss)	21,298,740	63,465,830
Net change in unrealized appreciation (depreciation)	19,606,372	(6,760,528)
Net increase (decrease) in net assets resulting from operations	47,666,578	75,830,902
Dividends and/or distributions to shareholders:
Initial Class	—	(64,064)
Service Class	—	(18,333,371)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(18,397,435)
Capital share transactions:
Proceeds from shares sold:
Initial Class	645,245	132,008
Service Class	1,324,364	2,255,848
	1,969,609	2,387,856
Dividends and/or distributions reinvested:
Initial Class	—	64,064
Service Class	—	18,333,371
	—	18,397,435
Cost of shares redeemed:
Initial Class	(454,079)	(228,267)
Service Class	(74,848,964)	(151,960,991)
	(75,303,043)	(152,189,258)
Net increase (decrease) in net assets resulting from capital share transactions	(73,333,434)	(131,403,967)
Net increase (decrease) in net assets	(25,666,856)	(73,970,500)
Net assets:
Beginning of period/year	820,236,882	894,207,382
End of period/year	$794,570,026	$820,236,882
Capital share transactions - shares:
Shares issued:
Initial Class	55,054	11,997
Service Class	113,234	209,093
	168,288	221,090
Shares reinvested:
Initial Class	—	5,830
Service Class	—	1,683,505
	—	1,689,335
Shares redeemed:
Initial Class	(39,043)	(20,744)
Service Class	(6,459,042)	(14,047,247)
	(6,498,085)	(14,067,991)
Net increase (decrease) in shares outstanding:
Initial Class	16,011	(2,917)
Service Class	(6,345,808)	(12,154,649)
	(6,329,797)	(12,157,566)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.40	$10.65	$9.93	$8.90	$12.46	$11.61
Investment operations:
Net investment income (loss)(A)	0.11	0.28	0.24	0.20	0.16	0.16
Net realized and unrealized gain (loss)	0.61	0.74	0.70	1.00	(2.21)	0.83
Total investment operations	0.72	1.02	0.94	1.20	(2.05)	0.99
Dividends and/or distributions to shareholders:
Net investment income	—	(0.27)	(0.22)	(0.17)	(0.18)	(0.14)
Net realized gains	—	—	—	—	(1.33)	—
Total dividends and/or distributions to shareholders	—	(0.27)	(0.22)	(0.17)	(1.51)	(0.14)
Net asset value, end of period/year	$12.12	$11.40	$10.65	$9.93	$8.90	$12.46
Total return(B)	6.32%(C)	9.70%	9.44%	13.55%	(16.86)%	8.52%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,038	$2,677	$2,531	$2,283	$2,042	$2,732
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.53%(E)	0.53%	0.53%	0.53%	0.52%	0.56%
Including waiver and/or reimbursement and recapture(F)	0.48%(E)	0.48%	0.48%	0.48%	0.47%	0.55%
Net investment income (loss) to average net assets	1.96%(E)	2.54%	2.25%	2.11%	1.56%	1.32%
Portfolio turnover rate	20%(C)	118%	32%	81%	245%	196%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.29	$10.54	$9.84	$8.81	$12.35	$11.50
Investment operations:
Net investment income (loss)(A)	0.10	0.24	0.20	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.59	0.75	0.69	1.00	(2.20)	0.84
Total investment operations	0.69	0.99	0.89	1.17	(2.07)	0.96
Dividends and/or distributions to shareholders:
Net investment income	—	(0.24)	(0.19)	(0.14)	(0.14)	(0.11)
Net realized gains	—	—	—	—	(1.33)	—
Total dividends and/or distributions to shareholders	—	(0.24)	(0.19)	(0.14)	(1.47)	(0.11)
Net asset value, end of period/year	$11.98	$11.29	$10.54	$9.84	$8.81	$12.35
Total return(B)	6.11%(C)	9.50%	9.06%	13.37%	(17.14)%	8.33%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$791,532	$817,560	$891,676	$943,532	$912,302	$1,250,394
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.78%(E)	0.78%	0.78%	0.78%	0.77%	0.81%
Including waiver and/or reimbursement and recapture(F)	0.73%(E)	0.73%	0.73%	0.73%	0.72%	0.80%
Net investment income (loss) to average net assets	1.70%(E)	2.25%	1.97%	1.85%	1.31%	1.04%
Portfolio turnover rate	20%(C)	118%	32%	81%	245%	196%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation - Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$59,225,163	$—	$—	$—	$59,225,163
Total Borrowings	$59,225,163	$—	$—	$—	$59,225,163
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and strategic asset allocation risk: The Portfolio’s tactical asset allocation strategy involves making short-term adjustments to the Portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The Portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
may result in higher transaction costs. These strategies may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2027
Service Class	0.80	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$154,520,138	$183,500,808
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$781,579,120	$76,002,191	$(6,578,026)	$69,424,165
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- year period and below the median for its peer universe for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Active Asset Allocation -
Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Dynamic Allocation -Balanced
VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 16.8%
iShares Core MSCI EAFE ETF (A)	16,871	$ 1,629,401
iShares MSCI EAFE ETF (A)	882,891	91,714,717
iShares MSCI Japan ETF (A)(B)	69,669	6,498,028
		99,842,146
U.S. Equity Fund - 33.8%
iShares Core S&P 500 ETF (A)	267,909	200,634,371
U.S. Fixed Income Funds - 49.2%
iShares 0-1 Year Treasury Bond ETF (A)	627,938	69,292,958
iShares 7-10 Year Treasury Bond ETF (A)	1,195,916	113,097,776
iShares Core U.S. Aggregate Bond ETF (A)	959,973	95,018,128
iShares iBoxx USD Investment Grade Corporate Bond ETF (A)(B)	136,835	14,924,593
		292,333,455
Total Exchange-Traded Funds (Cost $540,038,053)		592,809,972
	Shares	Value
OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	15,743,301	$ 15,743,301
Total Other Investment Company (Cost $15,743,301)		15,743,301
Total Investments (Cost $555,781,354)		608,553,273
Net Other Assets (Liabilities) - (2.5)%		(14,598,561)
Net Assets - 100.0%		$ 593,954,712
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$592,809,972	$—	$—	$592,809,972
Other Investment Company	15,743,301	—	—	15,743,301
Total Investments	$608,553,273	$—	$—	$608,553,273
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $15,618,624, collateralized by cash collateral of $15,743,301 and non-cash collateral, such as U.S. government securities of $222,409. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $555,781,354) (including securities loaned of $15,618,624)	$608,553,273
Receivables and other assets:
Investments sold	5,493,934
Net income from securities lending	11,794
Prepaid expenses	2,337
Total assets	614,061,338
Liabilities:
Cash collateral received upon return of:
Securities on loan	15,743,301
Payables and other liabilities:
Investments purchased	3,297,398
Shares of beneficial interest redeemed	179,949
Due to custodian	437,503
Investment management fees	233,387
Distribution and service fees	130,708
Transfer agent costs	1,239
Trustee and CCO fees	3,492
Audit and tax fees	10,141
Custody fees	14,473
Legal fees	3,850
Printing and shareholder reports fees	34,667
Other accrued expenses	16,518
Total liabilities	20,106,626
Net assets	$593,954,712
Net assets consist of:
Capital stock ($0.01 par value)	$470,178
Additional paid-in capital	523,382,534
Total distributable earnings (accumulated losses)	70,102,000
Net assets	$593,954,712
Shares outstanding	47,017,805
Net asset value and offering price per share	$12.63
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$7,264,803
Interest income from unaffiliated investments	29,534
Net income from securities lending	101,501
Total investment income	7,395,838
Expenses:
Investment management fees	1,489,854
Distribution and service fees	747,479
Transfer agent costs	3,379
Trustee and CCO fees	15,475
Audit and tax fees	11,587
Custody fees	17,227
Legal fees	24,522
Printing and shareholder reports fees	34,660
Other	18,968
Total expenses before waiver and/or reimbursement and recapture	2,363,151
Expenses waived and/or reimbursed	(155,314)
Net expenses	2,207,837
Net investment income (loss)	5,188,001
Net realized gain (loss) on:
Unaffiliated investments	17,011,382
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	9,086,960
Net realized and change in unrealized gain (loss)	26,098,342
Net increase (decrease) in net assets resulting from operations	$31,286,343
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$5,188,001	$14,791,195
Net realized gain (loss)	17,011,382	56,073,267
Net change in unrealized appreciation (depreciation)	9,086,960	(13,917,363)
Net increase (decrease) in net assets resulting from operations	31,286,343	56,947,099
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(14,880,694)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(14,880,694)
Capital share transactions:
Proceeds from shares sold	379,734	1,654,181
Dividends and/or distributions reinvested	—	14,880,694
Cost of shares redeemed	(53,215,360)	(118,385,912)
Net increase (decrease) in net assets resulting from capital share transactions	(52,835,626)	(101,851,037)
Net increase (decrease) in net assets	(21,549,283)	(59,784,632)
Net assets:
Beginning of period/year	615,503,995	675,288,627
End of period/year	$593,954,712	$615,503,995
Capital share transactions - shares:
Shares issued	31,091	146,788
Shares reinvested	—	1,285,034
Shares redeemed	(4,342,179)	(10,269,426)
Net increase (decrease) in shares outstanding	(4,311,088)	(8,837,604)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.99	$11.22	$10.52	$9.47	$12.34	$12.53
Investment operations:
Net investment income (loss)(A)	0.11	0.27	0.23	0.19	0.13	0.12
Net realized and unrealized gain (loss)	0.53	0.78	0.69	1.00	(2.06)	1.00
Total investment operations	0.64	1.05	0.92	1.19	(1.93)	1.12
Dividends and/or distributions to shareholders:
Net investment income	—	(0.28)	(0.22)	(0.14)	(0.13)	(0.07)
Net realized gains	—	—	—	—	(0.81)	(1.24)
Total dividends and/or distributions to shareholders	—	(0.28)	(0.22)	(0.14)	(0.94)	(1.31)
Net asset value, end of period/year	$12.63	$11.99	$11.22	$10.52	$9.47	$12.34
Total return(B)	5.34%(C)	9.42%	8.75%	12.66%	(15.89)%	9.17%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$593,955	$615,504	$675,289	$731,179	$751,527	$1,011,184
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.79%(E)	0.79%	0.79%	0.79%	0.77%	0.84%
Including waiver and/or reimbursement and recapture(F)	0.74%(E)	0.74%	0.74%	0.74%	0.72%	0.83%
Net investment income (loss) to average net assets	1.74%(E)	2.31%	2.08%	1.87%	1.22%	0.95%
Portfolio turnover rate	15%(C)	102%	23%	63%	227%	55%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$15,743,301	$—	$—	$—	$15,743,301
Total Borrowings	$15,743,301	$—	$—	$—	$15,743,301
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and strategic asset allocation risk: The Portfolio’s tactical asset allocation strategy involves making short-term adjustments to the Portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
relative to risks as market and economic conditions change. The Portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$87,316,315	$133,117,355
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$555,781,354	$61,320,932	$(8,549,013)	$52,771,919
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for its peer universe for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation -
Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 21.7%
iShares Core MSCI EAFE ETF (A)	377,500	$ 36,458,950
iShares MSCI EAFE ETF (A)	199,096	20,682,093
iShares MSCI Japan ETF (A)(B)	32,186	3,001,988
		60,143,031
U.S. Equity Fund - 48.9%
iShares Core S&P 500 ETF (A)	181,130	135,646,446
U.S. Fixed Income Funds - 29.2%
iShares 0-1 Year Treasury Bond ETF (A)	288,708	31,858,928
iShares 7-10 Year Treasury Bond ETF (A)	257,935	24,392,913
iShares Core U.S. Aggregate Bond ETF (A)	206,728	20,461,937
iShares iBoxx USD Investment Grade Corporate Bond ETF (A)(B)	37,505	4,090,670
		80,804,448
Total Exchange-Traded Funds (Cost $232,053,349)		276,593,925
	Shares	Value
OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	4,139,884	$ 4,139,884
Total Other Investment Company (Cost $4,139,884)		4,139,884
Total Investments (Cost $236,193,233)		280,733,809
Net Other Assets (Liabilities) - (1.3)%		(3,546,124)
Net Assets - 100.0%		$ 277,187,685
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$276,593,925	$—	$—	$276,593,925
Other Investment Company	4,139,884	—	—	4,139,884
Total Investments	$280,733,809	$—	$—	$280,733,809
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $5,185,502, collateralized by cash collateral of $4,139,884 and non-cash collateral, such as U.S. government securities of $1,159,955. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $236,193,233) (including securities loaned of $5,185,502)	$280,733,809
Receivables and other assets:
Investments sold	2,266,228
Net income from securities lending	4,464
Prepaid expenses	1,086
Total assets	283,005,587
Liabilities:
Cash collateral received upon return of:
Securities on loan	4,139,884
Payables and other liabilities:
Investments purchased	1,353,259
Shares of beneficial interest redeemed	90,136
Due to custodian	12,071
Investment management fees	109,694
Distribution and service fees	61,212
Transfer agent costs	578
Trustee and CCO fees	1,596
Audit and tax fees	9,882
Custody fees	6,926
Legal fees	1,799
Printing and shareholder reports fees	17,770
Other accrued expenses	13,095
Total liabilities	5,817,902
Net assets	$277,187,685
Net assets consist of:
Capital stock ($0.01 par value)	$185,022
Additional paid-in capital	197,712,499
Total distributable earnings (accumulated losses)	79,290,164
Net assets	$277,187,685
Shares outstanding	18,502,226
Net asset value and offering price per share	$14.98
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,905,080
Interest income from unaffiliated investments	15,726
Net income from securities lending	30,618
Total investment income	2,951,424
Expenses:
Investment management fees	694,869
Distribution and service fees	347,435
Transfer agent costs	1,571
Trustee and CCO fees	7,159
Audit and tax fees	11,009
Custody fees	8,292
Legal fees	11,364
Printing and shareholder reports fees	17,341
Other	12,264
Total expenses before waiver and/or reimbursement and recapture	1,111,304
Expenses waived and/or reimbursed	(72,191)
Net expenses	1,039,113
Net investment income (loss)	1,912,311
Net realized gain (loss) on:
Unaffiliated investments	12,519,004
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,037,848
Net realized and change in unrealized gain (loss)	17,556,852
Net increase (decrease) in net assets resulting from operations	$19,469,163
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,912,311	$5,718,297
Net realized gain (loss)	12,519,004	34,963,514
Net change in unrealized appreciation (depreciation)	5,037,848	(11,900,228)
Net increase (decrease) in net assets resulting from operations	19,469,163	28,781,583
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(5,693,145)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,693,145)
Capital share transactions:
Proceeds from shares sold	454,078	1,155,751
Dividends and/or distributions reinvested	—	5,693,145
Cost of shares redeemed	(29,678,324)	(59,103,587)
Net increase (decrease) in net assets resulting from capital share transactions	(29,224,246)	(52,254,691)
Net increase (decrease) in net assets	(9,755,083)	(29,166,253)
Net assets:
Beginning of period/year	286,942,768	316,109,021
End of period/year	$277,187,685	$286,942,768
Capital share transactions - shares:
Shares issued	30,660	86,006
Shares reinvested	—	424,862
Shares redeemed	(2,063,663)	(4,452,902)
Net increase (decrease) in shares outstanding	(2,033,003)	(3,942,034)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$13.97	$12.91	$11.66	$10.07	$13.58	$13.04
Investment operations:
Net investment income (loss)(A)	0.10	0.26	0.21	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.91	1.06	1.25	1.56	(2.38)	1.72
Total investment operations	1.01	1.32	1.46	1.73	(2.25)	1.84
Dividends and/or distributions to shareholders:
Net investment income	—	(0.26)	(0.21)	(0.14)	(0.14)	(0.04)
Net realized gains	—	—	—	—	(1.12)	(1.26)
Total dividends and/or distributions to shareholders	—	(0.26)	(0.21)	(0.14)	(1.26)	(1.30)
Net asset value, end of period/year	$14.98	$13.97	$12.91	$11.66	$10.07	$13.58
Total return(B)	7.23%(C)	10.35%	12.51%	17.28%	(16.92)%	14.41%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$277,188	$286,943	$316,109	$335,316	$327,562	$452,539
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.80%(E)	0.80%	0.80%	0.81%	0.78%	0.86%
Including waiver and/or reimbursement and recapture(F)	0.75%(E)	0.75%	0.75%	0.75%	0.73%	0.85%
Net investment income (loss) to average net assets	1.38%(E)	1.93%	1.71%	1.61%	1.14%	0.92%
Portfolio turnover rate	17%(C)	129%	23%	32%	288%	43%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.
Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$4,139,884	$—	$—	$—	$4,139,884
Total Borrowings	$4,139,884	$—	$—	$—	$4,139,884
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and strategic asset allocation risk: The Portfolio’s tactical asset allocation strategy involves making short-term adjustments to the Portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
relative to risks as market and economic conditions change. The Portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$46,543,239	$71,065,049
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$236,193,233	$45,590,193	$(1,049,617)	$44,540,576
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Edge 100 VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 24.7%
iShares MSCI EAFE Min Vol Factor ETF (A)(B)	193,342	$ 16,958,027
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	64,264	4,837,794
		21,795,821
U.S. Equity Funds - 75.3%
iShares MSCI USA Min Vol Factor ETF (A)	147,282	14,206,822
iShares MSCI USA Momentum Factor ETF (A)(B)	43,057	14,761,231
iShares MSCI USA Quality Factor ETF (A)	65,188	14,304,203
iShares MSCI USA Size Factor ETF (A)(B)	48,782	8,696,855
iShares MSCI USA Value Factor ETF (A)	72,026	14,391,515
		66,360,626
Total Exchange-Traded Funds (Cost $59,307,322)		88,156,447
	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	99,950	$ 99,950
Total Other Investment Company (Cost $99,950)		99,950
Total Investments (Cost $59,407,272)		88,256,397
Net Other Assets (Liabilities) - (0.1)%		(48,365)
Net Assets - 100.0%		$ 88,208,032
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$88,156,447	$—	$—	$88,156,447
Other Investment Company	99,950	—	—	99,950
Total Investments	$88,256,397	$—	$—	$88,256,397
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,560,494, collateralized by cash collateral of $99,950 and non-cash collateral, such as U.S. government securities of $3,532,475. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $59,407,272) (including securities loaned of $3,560,494)	$88,256,397
Cash	79,661
Receivables and other assets:
Investments sold	5,447,339
Net income from securities lending	4,459
Dividends	171
Prepaid expenses	319
Total assets	93,788,346
Liabilities:
Cash collateral received upon return of:
Securities on loan	99,950
Payables and other liabilities:
Investments purchased	5,407,768
Shares of beneficial interest redeemed	10,393
Investment management fees	21,039
Distribution and service fees	19,175
Transfer agent costs	147
Trustee and CCO fees	378
Audit and tax fees	8,968
Custody fees	2,460
Legal fees	104
Printing and shareholder reports fees	2,235
Other accrued expenses	7,697
Total liabilities	5,580,314
Net assets	$88,208,032
Net assets consist of:
Capital stock ($0.01 par value)	$44,898
Additional paid-in capital	45,564,861
Total distributable earnings (accumulated losses)	42,598,273
Net assets	$88,208,032
Shares outstanding	4,489,763
Net asset value and offering price per share	$19.65
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$653,638
Interest income from unaffiliated investments	354
Net income from securities lending	25,033
Total investment income	679,025
Expenses:
Investment management fees	123,227
Distribution and service fees	102,689
Transfer agent costs	440
Trustee and CCO fees	2,045
Audit and tax fees	9,937
Custody fees	2,891
Legal fees	2,947
Printing and shareholder reports fees	2,706
Other	4,978
Total expenses before waiver and/or reimbursement and recapture	251,860
Expenses waived and/or reimbursed	(24,005)
Recapture of previously waived and/or reimbursed fees	2,236
Net expenses	230,091
Net investment income (loss)	448,934
Net realized gain (loss) on:
Unaffiliated investments	6,591,021
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,446,628
Net realized and change in unrealized gain (loss)	14,037,649
Net increase (decrease) in net assets resulting from operations	$14,486,583
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$448,934	$1,081,438
Net realized gain (loss)	6,591,021	5,863,335
Net change in unrealized appreciation (depreciation)	7,446,628	5,939,782
Net increase (decrease) in net assets resulting from operations	14,486,583	12,884,555
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,344,530)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,344,530)
Capital share transactions:
Proceeds from shares sold	1,002,230	6,827,840
Dividends and/or distributions reinvested	—	4,344,530
Cost of shares redeemed	(6,812,838)	(13,867,626)
Net increase (decrease) in net assets resulting from capital share transactions	(5,810,608)	(2,695,256)
Net increase (decrease) in net assets	8,675,975	5,844,769
Net assets:
Beginning of period/year	79,532,057	73,687,288
End of period/year	$88,208,032	$79,532,057
Capital share transactions - shares:
Shares issued	55,545	423,481
Shares reinvested	—	274,623
Shares redeemed	(378,133)	(868,703)
Net increase (decrease) in shares outstanding	(322,588)	(170,599)
FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.53	$14.79	$13.31	$13.92	$17.38	$15.16
Investment operations:
Net investment income (loss)(A)	0.10	0.22	0.22	0.22	0.20	0.19
Net realized and unrealized gain (loss)	3.02	2.48	1.77	1.64	(2.93)	2.58
Total investment operations	3.12	2.70	1.99	1.86	(2.73)	2.77
Dividends and/or distributions to shareholders:
Net investment income	—	(0.24)	(0.20)	(0.28)	(0.18)	(0.16)
Net realized gains	—	(0.72)	(0.31)	(2.19)	(0.55)	(0.39)
Total dividends and/or distributions to shareholders	—	(0.96)	(0.51)	(2.47)	(0.73)	(0.55)
Net asset value, end of period/year	$19.65	$16.53	$14.79	$13.31	$13.92	$17.38
Total return(B)	18.87%(C)	18.54%	14.99%	14.47%	(15.76)%	18.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$88,208	$79,532	$73,687	$66,225	$60,526	$105,304
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.61%(E)	0.63%	0.63%	0.64%	0.61%	0.60%
Including waiver and/or reimbursement and recapture	0.56%(E)(F)	0.56%(F)	0.56%(F)	0.56%(F)	0.56%(F)(G)	0.56%(G)
Net investment income (loss) to average net assets	1.09%(E)	1.42%	1.51%	1.61%	1.35%	1.12%
Portfolio turnover rate	9%(C)	14%	12%	8%	10%	9%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by allocating substantially all of the Portfolio's assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$99,950	$—	$—	$—	$99,950
Total Borrowings	$99,950	$—	$—	$—	$99,950
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-based investing risk: Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Small and medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Emerging markets risk: Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the Portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Sector focus risk: To the extent the Portfolio invests more heavily in a particular market sector, the value of the Portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the Portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information technology sector risk: Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2027
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Fund are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Service Class	$9,093	$11,664	$12,796	$3,467	$37,020

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$7,749,106	$—	$13,216,523	$—
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$59,407,272	$28,849,125	$—	$28,849,125
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Edge 40 VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 9.9%
iShares MSCI EAFE Min Vol Factor ETF (A)(B)	164,249	$ 14,406,280
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	64,620	4,864,594
		19,270,874
U.S. Equity Funds - 30.9%
iShares MSCI USA Min Vol Factor ETF (A)(B)	124,263	11,986,409
iShares MSCI USA Momentum Factor ETF (A)	38,933	13,347,400
iShares MSCI USA Quality Factor ETF (A)	60,533	13,282,756
iShares MSCI USA Size Factor ETF (A)(B)	46,027	8,205,694
iShares MSCI USA Value Factor ETF (A)	65,127	13,013,026
		59,835,285
U.S. Fixed Income Funds - 59.2%
iShares Broad USD Investment Grade Corporate Bond ETF (A)	366,769	18,811,582
iShares Core U.S. Aggregate Bond ETF (A)	969,986	96,009,214
		114,820,796
Total Exchange-Traded Funds (Cost $166,073,601)		193,926,955
	Shares	Value
OTHER INVESTMENT COMPANY - 5.0%
Securities Lending Collateral - 5.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	9,794,100	$ 9,794,100
Total Other Investment Company (Cost $9,794,100)		9,794,100
Total Investments (Cost $175,867,701)		203,721,055
Net Other Assets (Liabilities) - (5.0)%		(9,743,150)
Net Assets - 100.0%		$ 193,977,905
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$193,926,955	$—	$—	$193,926,955
Other Investment Company	9,794,100	—	—	9,794,100
Total Investments	$203,721,055	$—	$—	$203,721,055
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $10,705,229, collateralized by cash collateral of $9,794,100 and non-cash collateral, such as U.S. government securities of $1,136,650. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $175,867,701) (including securities loaned of $10,705,229)	$203,721,055
Cash	120,809
Foreign currency, at value (cost $711)	755
Receivables and other assets:
Investments sold	7,817,484
Net income from securities lending	7,508
Shares of beneficial interest sold	726
Tax reclaims	16,406
Prepaid expenses	760
Total assets	211,685,503
Liabilities:
Cash collateral received upon return of:
Securities on loan	9,794,100
Payables and other liabilities:
Investments purchased	7,747,741
Shares of beneficial interest redeemed	34,609
Investment management fees	43,959
Distribution and service fees	38,160
Transfer agent costs	396
Trustee and CCO fees	1,109
Audit and tax fees	12,533
Custody fees	7,747
Legal fees	1,077
Printing and shareholder reports fees	16,481
Other accrued expenses	9,686
Total liabilities	17,707,598
Net assets	$193,977,905
Net assets consist of:
Capital stock ($0.01 par value)	$196,121
Additional paid-in capital	144,669,828
Total distributable earnings (accumulated losses)	49,111,956
Net assets	$193,977,905
Net assets by class:
Initial Class	$20,066,560
Service Class	173,911,345
Shares outstanding:
Initial Class	2,011,851
Service Class	17,600,236
Net asset value and offering price per share:
Initial Class	$9.97
Service Class	9.88
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,563,307
Interest income from unaffiliated investments	852
Net income from securities lending	48,940
Total investment income	2,613,099
Expenses:
Investment management fees	289,921
Distribution and service fees:
Service Class	217,109
Transfer agent costs	1,087
Trustee and CCO fees	4,997
Audit and tax fees	13,904
Custody fees	9,390
Legal fees	7,799
Printing and shareholder reports fees	16,810
Other	7,921
Total expenses before waiver and/or reimbursement and recapture	568,938
Expenses waived and/or reimbursed:
Initial Class	(5,517)
Service Class	(48,862)
Recapture of previously waived and/or reimbursed fees:
Initial Class	255
Service Class	2,196
Net expenses	517,010
Net investment income (loss)	2,096,089
Net realized gain (loss) on:
Unaffiliated investments	8,921,585
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	3,960,843
Translation of assets and liabilities denominated in foreign currencies	(471)
Net change in unrealized appreciation (depreciation)	3,960,372
Net realized and change in unrealized gain (loss)	12,881,957
Net increase (decrease) in net assets resulting from operations	$14,978,046
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$2,096,089	$5,458,531
Net realized gain (loss)	8,921,585	6,416,278
Net change in unrealized appreciation (depreciation)	3,960,372	10,066,297
Net increase (decrease) in net assets resulting from operations	14,978,046	21,941,106
Dividends and/or distributions to shareholders:
Initial Class	—	(1,294,847)
Service Class	—	(11,611,062)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,905,909)
Capital share transactions:
Proceeds from shares sold:
Initial Class	613,742	970,264
Service Class	250,654	2,107,566
	864,396	3,077,830
Dividends and/or distributions reinvested:
Initial Class	—	1,294,847
Service Class	—	11,611,062
	—	12,905,909
Cost of shares redeemed:
Initial Class	(1,771,879)	(2,655,313)
Service Class	(17,842,496)	(34,563,880)
	(19,614,375)	(37,219,193)
Net increase (decrease) in net assets resulting from capital share transactions	(18,749,979)	(21,235,454)
Net increase (decrease) in net assets	(3,771,933)	(12,200,257)
Net assets:
Beginning of period/year	197,749,838	209,950,095
End of period/year	$193,977,905	$197,749,838
Capital share transactions - shares:
Shares issued:
Initial Class	64,461	105,929
Service Class	25,937	233,054
	90,398	338,983
Shares reinvested:
Initial Class	—	144,514
Service Class	—	1,306,081
	—	1,450,595
Shares redeemed:
Initial Class	(186,068)	(291,261)
Service Class	(1,887,218)	(3,815,298)
	(2,073,286)	(4,106,559)
Net increase (decrease) in shares outstanding:
Initial Class	(121,607)	(40,818)
Service Class	(1,861,281)	(2,276,163)
	(1,982,888)	(2,316,981)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.22	$8.84	$8.64	$8.21	$10.20	$9.98
Investment operations:
Net investment income (loss)(A)	0.11	0.27	0.25	0.21	0.18	0.15
Net realized and unrealized gain (loss)	0.64	0.74	0.34	0.55	(1.62)	0.45
Total investment operations	0.75	1.01	0.59	0.76	(1.44)	0.60
Dividends and/or distributions to shareholders:
Net investment income	—	(0.29)	(0.25)	(0.20)	(0.17)	(0.18)
Net realized gains	—	(0.34)	(0.14)	(0.13)	(0.38)	(0.20)
Total dividends and/or distributions to shareholders	—	(0.63)	(0.39)	(0.33)	(0.55)	(0.38)
Net asset value, end of period/year	$9.97	$9.22	$8.84	$8.64	$8.21	$10.20
Total return(B)	8.13%(C)	11.64%	6.71%	9.45%	(14.24)%	6.09%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,067	$19,680	$19,228	$20,118	$19,923	$25,371
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.36%(E)	0.37%	0.36%	0.37%	0.35%	0.34%
Including waiver and/or reimbursement and recapture	0.31%(E)(F)	0.31%(F)	0.31%(F)	0.31%(F)	0.30%(F)(G)	0.29%(G)
Net investment income (loss) to average net assets	2.39%(E)	2.93%	2.79%	2.56%	1.97%	1.50%
Portfolio turnover rate	5%(C)	4%	6%	4%	5%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$9.15	$8.77	$8.57	$8.15	$10.12	$9.91
Investment operations:
Net investment income (loss)(A)	0.10	0.24	0.22	0.19	0.15	0.13
Net realized and unrealized gain (loss)	0.63	0.75	0.34	0.53	(1.59)	0.44
Total investment operations	0.73	0.99	0.56	0.72	(1.44)	0.57
Dividends and/or distributions to shareholders:
Net investment income	—	(0.27)	(0.22)	(0.17)	(0.15)	(0.16)
Net realized gains	—	(0.34)	(0.14)	(0.13)	(0.38)	(0.20)
Total dividends and/or distributions to shareholders	—	(0.61)	(0.36)	(0.30)	(0.53)	(0.36)
Net asset value, end of period/year	$9.88	$9.15	$8.77	$8.57	$8.15	$10.12
Total return(B)	7.98%(C)	11.42%	6.48%	9.07%	(14.44)%	5.78%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$173,911	$178,070	$190,722	$211,985	$225,991	$307,762
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.61%(E)	0.62%	0.61%	0.62%	0.60%	0.59%
Including waiver and/or reimbursement and recapture	0.56%(E)(F)	0.56%(F)	0.56%(F)	0.56%(F)	0.55%(F)(G)	0.54%(G)
Net investment income (loss) to average net assets	2.14%(E)	2.66%	2.52%	2.30%	1.71%	1.26%
Portfolio turnover rate	5%(C)	4%	6%	4%	5%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by allocating substantially all of the Portfolio's assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$9,794,100	$—	$—	$—	$9,794,100
Total Borrowings	$9,794,100	$—	$—	$—	$9,794,100
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-based investing risk: Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the Portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2027
Service Class	0.56	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Initial Class	$1,228	$364	$1,592	$619	$3,803
Service Class	14,061	3,262	14,497	5,441	37,261

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$10,410,749	$26,986,047
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$175,867,701	$36,653,302	$(8,799,948)	$27,853,354
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective and investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Edge 50 VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 12.3%
iShares MSCI EAFE Min Vol Factor ETF (A)	442,261	$ 38,790,712
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	158,204	11,909,597
		50,700,309
U.S. Equity Funds - 38.1%
iShares MSCI USA Min Vol Factor ETF (A)	335,436	32,356,157
iShares MSCI USA Momentum Factor ETF (A)	101,305	34,730,393
iShares MSCI USA Quality Factor ETF (A)	156,606	34,364,055
iShares MSCI USA Size Factor ETF (A)	118,269	21,084,997
iShares MSCI USA Value Factor ETF (A)	169,463	33,860,402
		156,396,004
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Fund - 49.5%
iShares Core U.S. Aggregate Bond ETF (A)	2,051,202	$ 203,027,974
Total Exchange-Traded Funds (Cost $342,774,659)		410,124,287
Total Investments (Cost $342,774,659)		410,124,287
Net Other Assets (Liabilities) - 0.1%		438,157
Net Assets - 100.0%		$ 410,562,444
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$410,124,287	$—	$—	$410,124,287
Total Investments	$410,124,287	$—	$—	$410,124,287
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $342,774,659)	$410,124,287
Cash	558,520
Receivables and other assets:
Investments sold	18,709,727
Net income from securities lending	4,088
Prepaid expenses	1,581
Total assets	429,398,203
Liabilities:
Payables and other liabilities:
Investments purchased	18,522,154
Shares of beneficial interest redeemed	84,796
Investment management fees	89,822
Distribution and service fees	89,821
Transfer agent costs	800
Trustee and CCO fees	2,201
Audit and tax fees	10,322
Custody fees	10,066
Legal fees	1,841
Printing and shareholder reports fees	12,954
Other accrued expenses	10,982
Total liabilities	18,835,759
Net assets	$410,562,444
Net assets consist of:
Capital stock ($0.01 par value)	$267,171
Additional paid-in capital	304,087,905
Total distributable earnings (accumulated losses)	106,207,368
Net assets	$410,562,444
Shares outstanding	26,717,095
Net asset value and offering price per share	$15.37
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$4,875,192
Interest income from unaffiliated investments	1,673
Net income from securities lending	60,105
Total investment income	4,936,970
Expenses:
Investment management fees	602,423
Distribution and service fees	502,019
Transfer agent costs	2,234
Trustee and CCO fees	10,305
Audit and tax fees	11,536
Custody fees	11,902
Legal fees	15,785
Printing and shareholder reports fees	13,869
Other	12,147
Total expenses before waiver and/or reimbursement and recapture	1,182,220
Expenses waived and/or reimbursed	(100,404)
Net expenses	1,081,816
Net investment income (loss)	3,855,154
Net realized gain (loss) on:
Unaffiliated investments	19,490,172
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	14,355,283
Net realized and change in unrealized gain (loss)	33,845,455
Net increase (decrease) in net assets resulting from operations	$37,700,609
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,855,154	$9,820,999
Net realized gain (loss)	19,490,172	9,706,683
Net change in unrealized appreciation (depreciation)	14,355,283	28,625,774
Net increase (decrease) in net assets resulting from operations	37,700,609	48,153,456
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(23,182,513)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(23,182,513)
Capital share transactions:
Proceeds from shares sold	481,033	5,439,242
Dividends and/or distributions reinvested	—	23,182,513
Cost of shares redeemed	(33,232,906)	(58,176,841)
Net increase (decrease) in net assets resulting from capital share transactions	(32,751,873)	(29,555,086)
Net increase (decrease) in net assets	4,948,736	(4,584,143)
Net assets:
Beginning of period/year	405,613,708	410,197,851
End of period/year	$410,562,444	$405,613,708
Capital share transactions - shares:
Shares issued	33,230	394,573
Shares reinvested	—	1,707,107
Shares redeemed	(2,282,169)	(4,222,644)
Net increase (decrease) in shares outstanding	(2,248,939)	(2,120,964)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$14.00	$13.20	$12.69	$11.85	$14.40	$13.70
Investment operations:
Net investment income (loss)(A)	0.14	0.33	0.30	0.26	0.20	0.17
Net realized and unrealized gain (loss)	1.23	1.27	0.69	0.88	(2.27)	0.89
Total investment operations	1.37	1.60	0.99	1.14	(2.07)	1.06
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.29)	(0.21)	(0.17)	(0.16)
Net realized gains	—	(0.46)	(0.19)	(0.09)	(0.31)	(0.20)
Total dividends and/or distributions to shareholders	—	(0.80)	(0.48)	(0.30)	(0.48)	(0.36)
Net asset value, end of period/year	$15.37	$14.00	$13.20	$12.69	$11.85	$14.40
Total return(B)	9.79%(C)	12.35%	7.79%	9.79%	(14.48)%	7.74%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$410,562	$405,614	$410,198	$436,129	$439,027	$540,360
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.59%(E)	0.59%	0.59%	0.59%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.54%(E)(F)	0.54%(F)	0.54%(F)	0.54%(F)	0.53%(F)(G)	0.52%(G)
Net investment income (loss) to average net assets	1.92%(E)	2.39%	2.28%	2.13%	1.60%	1.19%
Portfolio turnover rate	6%(C)	5%	7%	5%	7%	7%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by allocating substantially all of the Portfolio's assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-based investing risk: Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$24,154,910	$53,378,235
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$342,774,659	$87,318,872	$(19,969,244)	$67,349,628
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for its peer universe for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
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Denver, CO 80202
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Edge 75 VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.1%
International Equity Funds - 18.6%
iShares MSCI EAFE Min Vol Factor ETF (A)	252,757	$ 22,169,316
iShares MSCI Emerging Markets Min Vol Factor ETF (A)	84,624	6,370,495
		28,539,811
U.S. Equity Funds - 56.7%
iShares MSCI USA Min Vol Factor ETF (A)	192,536	18,572,022
iShares MSCI USA Momentum Factor ETF (A)	56,584	19,398,693
iShares MSCI USA Quality Factor ETF (A)	85,134	18,680,954
iShares MSCI USA Size Factor ETF (A)(B)	63,791	11,372,659
iShares MSCI USA Value Factor ETF (A)	94,653	18,912,616
		86,936,944
U.S. Fixed Income Fund - 24.8%
iShares Core U.S. Aggregate Bond ETF (A)	383,404	37,949,328
Total Exchange-Traded Funds (Cost $112,789,844)		153,426,083
	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	618,800	$ 618,800
Total Other Investment Company (Cost $618,800)		618,800
Total Investments (Cost $113,408,644)		154,044,883
Net Other Assets (Liabilities) - (0.5)%		(713,419)
Net Assets - 100.0%		$ 153,331,464
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$153,426,083	$—	$—	$153,426,083
Other Investment Company	618,800	—	—	618,800
Total Investments	$154,044,883	$—	$—	$154,044,883
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $606,152, collateralized by cash collateral of $618,800. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $113,408,644) (including securities loaned of $606,152)	$154,044,883
Cash	80,224
Receivables and other assets:
Investments sold	8,748,910
Net income from securities lending	4,694
Shares of beneficial interest sold	10,111
Prepaid expenses	591
Total assets	162,889,413
Liabilities:
Cash collateral received upon return of:
Securities on loan	618,800
Payables and other liabilities:
Investments purchased	8,667,676
Shares of beneficial interest redeemed	176,822
Investment management fees	33,344
Distribution and service fees	33,345
Transfer agent costs	297
Trustee and CCO fees	801
Audit and tax fees	9,266
Custody fees	4,288
Legal fees	618
Printing and shareholder reports fees	4,223
Other accrued expenses	8,469
Total liabilities	9,557,949
Net assets	$153,331,464
Net assets consist of:
Capital stock ($0.01 par value)	$84,740
Additional paid-in capital	92,463,646
Total distributable earnings (accumulated losses)	60,783,078
Net assets	$153,331,464
Shares outstanding	8,474,042
Net asset value and offering price per share	$18.09
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$1,468,676
Interest income from unaffiliated investments	772
Net income from securities lending	35,776
Total investment income	1,505,224
Expenses:
Investment management fees	221,366
Distribution and service fees	184,472
Transfer agent costs	823
Trustee and CCO fees	3,777
Audit and tax fees	10,288
Custody fees	5,145
Legal fees	5,744
Printing and shareholder reports fees	4,584
Other	6,964
Total expenses before waiver and/or reimbursement and recapture	443,163
Expenses waived and/or reimbursed	(36,894)
Net expenses	406,269
Net investment income (loss)	1,098,955
Net realized gain (loss) on:
Unaffiliated investments	11,301,672
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,421,040
Net realized and change in unrealized gain (loss)	18,722,712
Net increase (decrease) in net assets resulting from operations	$19,821,667
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,098,955	$2,818,607
Net realized gain (loss)	11,301,672	6,688,815
Net change in unrealized appreciation (depreciation)	7,421,040	11,939,535
Net increase (decrease) in net assets resulting from operations	19,821,667	21,446,957
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(9,912,030)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(9,912,030)
Capital share transactions:
Proceeds from shares sold	1,048,806	5,505,516
Dividends and/or distributions reinvested	—	9,912,030
Cost of shares redeemed	(17,504,436)	(25,532,553)
Net increase (decrease) in net assets resulting from capital share transactions	(16,455,630)	(10,115,007)
Net increase (decrease) in net assets	3,366,037	1,419,920
Net assets:
Beginning of period/year	149,965,427	148,545,507
End of period/year	$153,331,464	$149,965,427
Capital share transactions - shares:
Shares issued	63,012	358,974
Shares reinvested	—	649,969
Shares redeemed	(1,059,531)	(1,655,273)
Net increase (decrease) in shares outstanding	(996,519)	(646,330)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$15.83	$14.68	$13.81	$12.96	$16.20	$14.79
Investment operations:
Net investment income (loss)(A)	0.12	0.29	0.28	0.24	0.21	0.18
Net realized and unrealized gain (loss)	2.14	1.94	1.29	1.29	(2.62)	1.73
Total investment operations	2.26	2.23	1.57	1.53	(2.41)	1.91
Dividends and/or distributions to shareholders:
Net investment income	—	(0.31)	(0.28)	(0.25)	(0.20)	(0.17)
Net realized gains	—	(0.77)	(0.42)	(0.43)	(0.63)	(0.33)
Total dividends and/or distributions to shareholders	—	(1.08)	(0.70)	(0.68)	(0.83)	(0.50)
Net asset value, end of period/year	$18.09	$15.83	$14.68	$13.81	$12.96	$16.20
Total return(B)	14.28%(C)	15.47%	11.40%	12.09%	(15.06)%	12.94%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$153,331	$149,965	$148,546	$152,097	$158,210	$218,989
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.60%(E)	0.61%	0.61%	0.60%	0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.55%(E)(F)	0.56%(F)	0.56%(F)	0.55%(F)	0.54%(F)(G)	0.53%(G)
Net investment income (loss) to average net assets	1.49%(E)	1.89%	1.88%	1.84%	1.50%	1.16%
Portfolio turnover rate	8%(C)	8%	9%	6%	8%	14%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by allocating substantially all of the Portfolio's assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the Portfolio's sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$618,800	$—	$—	$—	$618,800
Total Borrowings	$618,800	$—	$—	$—	$618,800
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-based investing risk: Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.30%
Over $1 billion	0.28
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$11,835,139	$27,041,345
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$113,408,644	$43,142,319	$(2,506,080)	$40,636,239
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. OPERATING SEGMENTS (continued)
allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Tactical - Balanced VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Tactical - Balanced VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.7%
International Equity Funds - 19.9%
iShares Core MSCI EAFE ETF (A)	179,856	$ 17,370,493
iShares Core MSCI Emerging Markets ETF (A)	99,466	8,239,763
iShares MSCI Canada ETF (A)	80,160	4,620,422
iShares MSCI EAFE ETF (A)	153,819	15,978,718
iShares MSCI Emerging Markets ETF (A)	153,156	10,477,402
iShares MSCI Japan ETF (A)(B)	35,178	3,281,052
		59,967,850
U.S. Equity Funds - 30.5%
iShares Core S&P 500 ETF (A)	36,143	27,067,132
iShares Core S&P Total U.S. Stock Market ETF (A)	396,667	65,160,488
		92,227,620
U.S. Fixed Income Funds - 49.3%
iShares 0-1 Year Treasury Bond ETF (A)	583,129	64,348,285
iShares 7-10 Year Treasury Bond ETF (A)	93,790	8,869,720
iShares Broad USD High Yield Corporate Bond ETF (A)	84,925	3,143,923
iShares Broad USD Investment Grade Corporate Bond ETF (A)(B)	357,495	18,335,919
iShares Core U.S. Aggregate Bond ETF (A)	545,371	53,980,822
		148,678,669
Total Exchange-Traded Funds (Cost $257,483,493)		300,874,139
	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	490,140	$ 490,140
Total Other Investment Company (Cost $490,140)		490,140
Total Investments (Cost $257,973,633)		301,364,279
Net Other Assets (Liabilities) - 0.1%		359,006
Net Assets - 100.0%		$ 301,723,285
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$300,874,139	$—	$—	$300,874,139
Other Investment Company	490,140	—	—	490,140
Total Investments	$301,364,279	$—	$—	$301,364,279
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $3,724,826, collateralized by cash collateral of $490,140 and non-cash collateral, such as U.S. government securities of $3,314,891. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $257,973,633) (including securities loaned of $3,724,826)	$301,364,279
Cash	111,357
Foreign currency, at value (cost $128)	132
Receivables and other assets:
Investments sold	2,235,336
Net income from securities lending	7,889
Prepaid expenses	1,192
Total assets	303,720,185
Liabilities:
Cash collateral received upon return of:
Securities on loan	490,140
Payables and other liabilities:
Investments purchased	1,185,506
Shares of beneficial interest redeemed	68,084
Investment management fees	111,223
Distribution and service fees	65,182
Transfer agent costs	619
Trustee and CCO fees	1,733
Audit and tax fees	22,281
Custody fees	17,478
Legal fees	1,673
Printing and shareholder reports fees	22,161
Other accrued expenses	10,820
Total liabilities	1,996,900
Net assets	$301,723,285
Net assets consist of:
Capital stock ($0.01 par value)	$258,176
Additional paid-in capital	300,479,580
Total distributable earnings (accumulated losses)	985,529
Net assets	$301,723,285
Net assets by class:
Initial Class	$6,116,463
Service Class	295,606,822
Shares outstanding:
Initial Class	511,996
Service Class	25,305,569
Net asset value and offering price per share:
Initial Class	$11.95
Service Class	11.68
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$3,402,735
Interest income from unaffiliated investments	71,798
Net income from securities lending	44,936
Total investment income	3,519,469
Expenses:
Investment management fees	758,050
Distribution and service fees:
Service Class	371,590
Transfer agent costs	1,707
Trustee and CCO fees	7,814
Audit and tax fees	24,702
Custody fees	5,841
Legal fees	12,215
Printing and shareholder reports fees	22,225
Other	9,925
Total expenses before waiver and/or reimbursement and recapture	1,214,069
Expenses waived and/or reimbursed:
Initial Class	(2,439)
Service Class	(121,800)
Net expenses	1,089,830
Net investment income (loss)	2,429,639
Net realized gain (loss) on:
Unaffiliated investments	9,255,603
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	7,799,792
Translation of assets and liabilities denominated in foreign currencies	(4)
Net change in unrealized appreciation (depreciation)	7,799,788
Net realized and change in unrealized gain (loss)	17,055,391
Net increase (decrease) in net assets resulting from operations	$19,485,030
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$2,429,639	$7,336,985
Net realized gain (loss)	9,255,603	12,133,458
Net change in unrealized appreciation (depreciation)	7,799,788	19,169,086
Net increase (decrease) in net assets resulting from operations	19,485,030	38,639,529
Dividends and/or distributions to shareholders:
Initial Class	—	(198,223)
Service Class	—	(10,020,988)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,219,211)
Capital share transactions:
Proceeds from shares sold:
Initial Class	189,319	440,548
Service Class	605,751	2,013,677
	795,070	2,454,225
Dividends and/or distributions reinvested:
Initial Class	—	198,223
Service Class	—	10,020,988
	—	10,219,211
Cost of shares redeemed:
Initial Class	(350,026)	(694,731)
Service Class	(28,912,459)	(59,659,617)
	(29,262,485)	(60,354,348)
Net increase (decrease) in net assets resulting from capital share transactions	(28,467,415)	(47,680,912)
Net increase (decrease) in net assets	(8,982,385)	(19,260,594)
Net assets:
Beginning of period/year	310,705,670	329,966,264
End of period/year	$301,723,285	$310,705,670
Capital share transactions - shares:
Shares issued:
Initial Class	16,868	41,341
Service Class	54,330	195,212
	71,198	236,553
Shares reinvested:
Initial Class	—	18,405
Service Class	—	949,857
	—	968,262
Shares redeemed:
Initial Class	(30,489)	(64,792)
Service Class	(2,564,808)	(5,714,227)
	(2,595,297)	(5,779,019)
Net increase (decrease) in shares outstanding:
Initial Class	(13,621)	(5,046)
Service Class	(2,510,478)	(4,569,158)
	(2,524,099)	(4,574,204)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.19	$10.23	$9.76	$8.91	$12.31	$12.46
Investment operations:
Net investment income (loss)(A)	0.11	0.28	0.32	0.34	0.15	0.08
Net realized and unrealized gain (loss)	0.65	1.06	0.55	0.63	(2.48)	0.74
Total investment operations	0.76	1.34	0.87	0.97	(2.33)	0.82
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.40)	(0.12)	(0.09)	—
Net realized gains	—	—	—	—	(0.98)	(0.97)
Total dividends and/or distributions to shareholders	—	(0.38)	(0.40)	(0.12)	(1.07)	(0.97)
Net asset value, end of period/year	$11.95	$11.19	$10.23	$9.76	$8.91	$12.31
Total return(B)	6.79%(C)	13.23%	8.90%	10.99%	(19.42)%	6.62%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,116	$5,883	$5,429	$5,180	$5,025	$6,616
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.56%(E)	0.56%	0.69%	0.89%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.47%(E)(F)(G)	0.49%(F)(G)	0.65%(F)	0.89%	0.86%	0.86%
Net investment income (loss) to average net assets	1.86%(E)	2.58%	3.20%	3.64%	1.47%	0.60%
Portfolio turnover rate(H)	20%(C)	41%	149%	31%(I)	33%	38%(I)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM has contractually agreed, through May 1, 2027, to waive an additional 0.03% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(H)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 20% (not annualized), 41%, 220%,
278%, 225% and 156%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(I)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.96	$10.02	$9.56	$8.73	$12.08	$12.27
Investment operations:
Net investment income (loss)(A)	0.09	0.24	0.29	0.31	0.12	0.04
Net realized and unrealized gain (loss)	0.63	1.05	0.54	0.62	(2.43)	0.74
Total investment operations	0.72	1.29	0.83	0.93	(2.31)	0.78
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.37)	(0.10)	(0.06)	—
Net realized gains	—	—	—	—	(0.98)	(0.97)
Total dividends and/or distributions to shareholders	—	(0.35)	(0.37)	(0.10)	(1.04)	(0.97)
Net asset value, end of period/year	$11.68	$10.96	$10.02	$9.56	$8.73	$12.08
Total return(B)	6.57%(C)	13.00%	8.69%	10.66%	(19.65)%	6.39%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$295,607	$304,823	$324,537	$358,053	$370,773	$525,408
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.80%	0.94%	1.14%	1.11%	1.11%
Including waiver and/or reimbursement and recapture	0.72%(E)(F)(G)	0.74%(F)(G)	0.90%(F)	1.14%	1.11%	1.11%
Net investment income (loss) to average net assets	1.60%(E)	2.30%	2.96%	3.39%	1.21%	0.36%
Portfolio turnover rate(H)	20%(C)	41%	149%	31%(I)	33%	38%(I)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)	TAM has contractually agreed, through May 1, 2027, to waive an additional 0.03% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(H)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 20% (not annualized), 41%, 220%,
278%, 225% and 156%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(I)	Excludes sale-buyback transactions.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the Portfolio's sub-adviser or an affiliate (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$490,140	$—	$—	$—	$490,140
Total Borrowings	$490,140	$—	$—	$—	$490,140
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser, and to waive an additional 0.03% of the Portfolio’s management fee. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2027
Service Class	0.88	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$58,440,249	$—	$71,783,051	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$257,973,633	$43,458,763	$(68,117)	$43,390,646
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2026 relative to its benchmark.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon a contractual waiver by TAM of a portion of the management fees for the Portfolio. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Tactical - Conservative VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Tactical - Conservative VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 14.5%
iShares Core MSCI EAFE ETF (A)	65,993	$ 6,373,604
iShares Core MSCI Emerging Markets ETF (A)	44,053	3,649,351
iShares MSCI Canada ETF (A)	26,741	1,541,351
iShares MSCI EAFE ETF (A)	47,991	4,985,305
iShares MSCI Emerging Markets ETF (A)	40,678	2,782,782
iShares MSCI Japan ETF (A)(B)	17,121	1,596,876
		20,929,269
U.S. Equity Funds - 20.7%
iShares Core S&P 500 ETF (A)	9,084	6,802,917
iShares Core S&P Total U.S. Stock Market ETF (A)	140,872	23,141,043
		29,943,960
U.S. Fixed Income Funds - 64.1%
iShares 0-1 Year Treasury Bond ETF (A)	277,271	30,596,855
	Shares	Value
EXCHANGE-TRADED FUNDS (continued)
U.S. Fixed Income Funds (continued)
iShares 7-10 Year Treasury Bond ETF (A)	45,041	$ 4,259,527
iShares Broad USD High Yield Corporate Bond ETF (A)	41,860	1,549,657
iShares Broad USD Investment Grade Corporate Bond ETF (A)	224,093	11,493,730
iShares Core U.S. Aggregate Bond ETF (A)	451,963	44,735,298
		92,635,067
Total Exchange-Traded Funds (Cost $128,896,510)		143,508,296
Total Investments (Cost $128,896,510)		143,508,296
Net Other Assets (Liabilities) - 0.7%		963,448
Net Assets - 100.0%		$ 144,471,744
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$143,508,296	$—	$—	$143,508,296
Total Investments	$143,508,296	$—	$—	$143,508,296
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $1,580,833, collateralized by non-cash collateral, such as U.S.
government securities of $1,614,392. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $128,896,510) (including securities loaned of $1,580,833)	$143,508,296
Cash	40,065
Foreign currency, at value (cost $224)	237
Receivables and other assets:
Investments sold	1,082,039
Net income from securities lending	2,919
Shares of beneficial interest sold	5,083
Prepaid expenses	581
Total assets	144,639,220
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	21,765
Investment management fees	51,873
Distribution and service fees	29,767
Transfer agent costs	306
Trustee and CCO fees	880
Audit and tax fees	21,633
Custody fees	19,083
Legal fees	907
Printing and shareholder reports fees	11,986
Other accrued expenses	9,276
Total liabilities	167,476
Net assets	$144,471,744
Net assets consist of:
Capital stock ($0.01 par value)	$132,163
Additional paid-in capital	154,251,502
Total distributable earnings (accumulated losses)	(9,911,921)
Net assets	$144,471,744
Net assets by class:
Initial Class	$9,174,456
Service Class	135,297,288
Shares outstanding:
Initial Class	827,475
Service Class	12,388,858
Net asset value and offering price per share:
Initial Class	$11.09
Service Class	10.92
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$1,854,577
Interest income from unaffiliated investments	33,457
Net income from securities lending	20,763
Total investment income	1,908,797
Expenses:
Investment management fees	365,503
Distribution and service fees:
Service Class	171,420
Transfer agent costs	829
Trustee and CCO fees	3,807
Audit and tax fees	23,933
Legal fees	6,001
Printing and shareholder reports fees	12,356
Other	6,678
Total expenses before waiver and/or reimbursement and recapture	590,527
Expenses waived and/or reimbursed:
Initial Class	(4,170)
Service Class	(63,043)
Net expenses	523,314
Net investment income (loss)	1,385,483
Net realized gain (loss) on:
Unaffiliated investments	3,792,978
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,877,840
Translation of assets and liabilities denominated in foreign currencies	(8)
Net change in unrealized appreciation (depreciation)	1,877,832
Net realized and change in unrealized gain (loss)	5,670,810
Net increase (decrease) in net assets resulting from operations	$7,056,293
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,385,483	$4,115,735
Net realized gain (loss)	3,792,978	5,279,148
Net change in unrealized appreciation (depreciation)	1,877,832	6,500,825
Net increase (decrease) in net assets resulting from operations	7,056,293	15,895,708
Dividends and/or distributions to shareholders:
Initial Class	—	(321,813)
Service Class	—	(4,893,403)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,215,216)
Capital share transactions:
Proceeds from shares sold:
Initial Class	145,613	589,546
Service Class	879,278	1,416,603
	1,024,891	2,006,149
Dividends and/or distributions reinvested:
Initial Class	—	321,813
Service Class	—	4,893,403
	—	5,215,216
Cost of shares redeemed:
Initial Class	(494,951)	(1,010,085)
Service Class	(15,080,369)	(28,692,580)
	(15,575,320)	(29,702,665)
Net increase (decrease) in net assets resulting from capital share transactions	(14,550,429)	(22,481,300)
Net increase (decrease) in net assets	(7,494,136)	(11,800,808)
Net assets:
Beginning of period/year	151,965,880	163,766,688
End of period/year	$144,471,744	$151,965,880
Capital share transactions - shares:
Shares issued:
Initial Class	13,579	57,125
Service Class	81,942	139,480
	95,521	196,605
Shares reinvested:
Initial Class	—	31,488
Service Class	—	484,976
	—	516,464
Shares redeemed:
Initial Class	(45,715)	(98,374)
Service Class	(1,418,194)	(2,855,203)
	(1,463,909)	(2,953,577)
Net increase (decrease) in shares outstanding:
Initial Class	(32,136)	(9,761)
Service Class	(1,336,252)	(2,230,747)
	(1,368,388)	(2,240,508)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.56	$9.86	$9.63	$9.09	$11.84	$12.47
Investment operations:
Net investment income (loss)(A)	0.11	0.30	0.32	0.33	0.17	0.13
Net realized and unrealized gain (loss)	0.42	0.78	0.30	0.35	(2.17)	0.41
Total investment operations	0.53	1.08	0.62	0.68	(2.00)	0.54
Dividends and/or distributions to shareholders:
Net investment income	—	(0.38)	(0.39)	(0.14)	(0.14)	(0.16)
Net realized gains	—	—	—	—	(0.61)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.38)	(0.39)	(0.14)	(0.75)	(1.17)
Net asset value, end of period/year	$11.09	$10.56	$9.86	$9.63	$9.09	$11.84
Total return(B)	5.02%(C)	11.03%	6.42%	7.57%	(17.12)%	4.43%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,174	$9,075	$8,573	$8,580	$8,782	$11,199
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.57%(E)	0.58%	0.72%	0.90%(F)	0.87%(F)	0.87%(F)
Including waiver and/or reimbursement and recapture	0.48%(E)(G)(H)	0.51%(G)(H)	0.69%	0.90%(F)	0.87%(F)	0.87%(F)
Net investment income (loss) to average net assets	2.14%(E)	2.89%	3.27%	3.58%	1.69%	1.03%
Portfolio turnover rate(I)	17%(C)	35%	162%	28%(J)	34%(J)	60%(J)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions.
(G)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(H)	TAM has contractually agreed, through May 1, 2027, to waive an additional 0.04% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 17% (not annualized), 35%, 245%,
262%, 254% and 172%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(J)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.41	$9.73	$9.50	$8.97	$11.68	$12.31
Investment operations:
Net investment income (loss)(A)	0.10	0.26	0.29	0.31	0.14	0.09
Net realized and unrealized gain (loss)	0.41	0.77	0.30	0.33	(2.13)	0.42
Total investment operations	0.51	1.03	0.59	0.64	(1.99)	0.51
Dividends and/or distributions to shareholders:
Net investment income	—	(0.35)	(0.36)	(0.11)	(0.11)	(0.13)
Net realized gains	—	—	—	—	(0.61)	(1.01)
Total dividends and/or distributions to shareholders	—	(0.35)	(0.36)	(0.11)	(0.72)	(1.14)
Net asset value, end of period/year	$10.92	$10.41	$9.73	$9.50	$8.97	$11.68
Total return(B)	4.90%(C)	10.65%	6.22%	7.24%	(17.29)%	4.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,298	$142,891	$155,194	$175,880	$187,658	$261,941
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.82%(E)	0.83%	0.97%	1.15%(F)	1.12%(F)	1.12%(F)
Including waiver and/or reimbursement and recapture	0.73%(E)(G)(H)	0.76%(G)(H)	0.94%	1.15%(F)	1.12%(F)	1.12%(F)
Net investment income (loss) to average net assets	1.88%(E)	2.61%	3.01%	3.33%	1.42%	0.78%
Portfolio turnover rate(I)	17%(C)	35%	162%	28%(J)	34%(J)	60%(J)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Includes interest fee on sale-buyback transactions.
(G)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(H)	TAM has contractually agreed, through May 1, 2027, to waive an additional 0.04% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 17% (not annualized), 35%, 245%,
262%, 254% and 172%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(J)	Excludes sale-buyback transactions.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical - Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the Portfolio's sub-adviser or an affiliate (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser, and to waive an additional 0.04% of the Portfolio’s management fee. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2027
Service Class	0.88	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$24,725,453	$—	$32,934,510	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$128,896,510	$14,617,962	$(6,176)	$14,611,786
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees and TAM agreed upon a contractual waiver by TAM of a portion of the management fees for the Portfolio. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock iShares Tactical - Growth VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock iShares Tactical - Growth VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 27.4%
iShares Core MSCI EAFE ETF (A)	190,757	$ 18,423,311
iShares Core MSCI Emerging Markets ETF (A)	132,064	10,940,182
iShares MSCI Canada ETF (A)	89,647	5,167,253
iShares MSCI EAFE ETF (A)	170,046	17,664,379
iShares MSCI Emerging Markets ETF (A)	134,500	9,201,145
iShares MSCI Japan ETF (A)(B)	26,164	2,440,316
		63,836,586
U.S. Equity Funds - 43.0%
iShares Core S&P 500 ETF (A)	47,813	35,806,678
iShares Core S&P Total U.S. Stock Market ETF (A)	392,660	64,502,258
		100,308,936
U.S. Fixed Income Funds - 29.0%
iShares 0-1 Year Treasury Bond ETF (A)	439,331	48,480,176
iShares 7-10 Year Treasury Bond ETF (A)	71,441	6,756,175
iShares Broad USD Investment Grade Corporate Bond ETF (A)(B)	26,691	1,368,981
iShares Core U.S. Aggregate Bond ETF (A)	112,876	11,172,467
		67,777,799
Total Exchange-Traded Funds (Cost $184,742,399)		231,923,321
	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (C)	36,750	$ 36,750
Total Other Investment Company (Cost $36,750)		36,750
Total Investments (Cost $184,779,149)		231,960,071
Net Other Assets (Liabilities) - 0.6%		1,445,180
Net Assets - 100.0%		$ 233,405,251
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$231,923,321	$—	$—	$231,923,321
Other Investment Company	36,750	—	—	36,750
Total Investments	$231,960,071	$—	$—	$231,960,071
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $564,278, collateralized by cash collateral of $36,750 and non-cash collateral, such as U.S. government securities of $539,591. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at June 30, 2026.
(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $184,779,149) (including securities loaned of $564,278)	$231,960,071
Cash	407,128
Foreign currency, at value (cost $58)	60
Receivables and other assets:
Investments sold	1,368,557
Net income from securities lending	1,962
Shares of beneficial interest sold	2,642
Prepaid expenses	898
Total assets	233,741,318
Liabilities:
Cash collateral received upon return of:
Securities on loan	36,750
Payables and other liabilities:
Shares of beneficial interest redeemed	85,429
Investment management fees	91,743
Distribution and service fees	48,095
Transfer agent costs	461
Trustee and CCO fees	1,249
Audit and tax fees	21,233
Custody fees	22,276
Legal fees	1,124
Printing and shareholder reports fees	17,747
Other accrued expenses	9,960
Total liabilities	336,067
Net assets	$233,405,251
Net assets consist of:
Capital stock ($0.01 par value)	$184,588
Additional paid-in capital	199,666,195
Total distributable earnings (accumulated losses)	33,554,468
Net assets	$233,405,251
Net assets by class:
Initial Class	$14,210,808
Service Class	219,194,443
Shares outstanding:
Initial Class	1,085,609
Service Class	17,373,143
Net asset value and offering price per share:
Initial Class	$13.09
Service Class	12.62
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$2,106,556
Interest income from unaffiliated investments	53,651
Net income from securities lending	25,891
Total investment income	2,186,098
Expenses:
Investment management fees	572,857
Distribution and service fees:
Service Class	269,668
Transfer agent costs	1,277
Trustee and CCO fees	5,841
Audit and tax fees	23,524
Legal fees	9,026
Printing and shareholder reports fees	17,817
Other	8,274
Total expenses before waiver and/or reimbursement and recapture	908,284
Expenses waived and/or reimbursed:
Initial Class	(3,485)
Service Class	(56,030)
Net expenses	848,769
Net investment income (loss)	1,337,329
Net realized gain (loss) on:
Unaffiliated investments	7,244,143
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,788,085
Translation of assets and liabilities denominated in foreign currencies	(2)
Net change in unrealized appreciation (depreciation)	10,788,083
Net realized and change in unrealized gain (loss)	18,032,226
Net increase (decrease) in net assets resulting from operations	$19,369,555
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,337,329	$4,361,316
Net realized gain (loss)	7,244,143	10,340,886
Net change in unrealized appreciation (depreciation)	10,788,083	19,332,196
Net increase (decrease) in net assets resulting from operations	19,369,555	34,034,398
Dividends and/or distributions to shareholders:
Initial Class	—	(389,985)
Service Class	—	(6,577,151)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(6,967,136)
Capital share transactions:
Proceeds from shares sold:
Initial Class	622,840	433,021
Service Class	2,118,785	4,464,729
	2,741,625	4,897,750
Dividends and/or distributions reinvested:
Initial Class	—	389,985
Service Class	—	6,577,151
	—	6,967,136
Cost of shares redeemed:
Initial Class	(536,454)	(1,437,371)
Service Class	(20,226,801)	(47,658,460)
	(20,763,255)	(49,095,831)
Net increase (decrease) in net assets resulting from capital share transactions	(18,021,630)	(37,230,945)
Net increase (decrease) in net assets	1,347,925	(10,163,683)
Net assets:
Beginning of period/year	232,057,326	242,221,009
End of period/year	$233,405,251	$232,057,326
Capital share transactions - shares:
Shares issued:
Initial Class	49,632	37,885
Service Class	175,388	414,736
	225,020	452,621
Shares reinvested:
Initial Class	—	34,000
Service Class	—	593,606
	—	627,606
Shares redeemed:
Initial Class	(42,627)	(128,378)
Service Class	(1,686,027)	(4,373,425)
	(1,728,654)	(4,501,803)
Net increase (decrease) in shares outstanding:
Initial Class	7,005	(56,493)
Service Class	(1,510,639)	(3,365,083)
	(1,503,634)	(3,421,576)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.02	$10.71	$9.93	$8.79	$12.30	$12.11
Investment operations:
Net investment income (loss)(A)	0.09	0.24	0.32	0.35	0.11	(0.00)(B)
Net realized and unrealized gain (loss)	0.98	1.44	0.86	0.90	(2.23)	1.14
Total investment operations	1.07	1.68	1.18	1.25	(2.12)	1.14
Dividends and/or distributions to shareholders:
Net investment income	—	(0.37)	(0.40)	(0.11)	—	—
Net realized gains	—	—	—	—	(1.39)	(0.95)
Total dividends and/or distributions to shareholders	—	(0.37)	(0.40)	(0.11)	(1.39)	(0.95)
Net asset value, end of period/year	$13.09	$12.02	$10.71	$9.93	$8.79	$12.30
Total return(C)	8.90%(D)	15.81%	11.95%	14.25%	(17.80)%	9.51%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,211	$12,967	$12,152	$11,898	$11,305	$13,976
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.56%(F)	0.56%	0.71%	0.92%	0.88%	0.88%
Including waiver and/or reimbursement and recapture	0.51%(F)(G)	0.51%(G)	0.67%(G)	0.92%	0.88%	0.88%
Net investment income (loss) to average net assets	1.44%(F)	2.13%	3.03%	3.73%	1.11%	(0.00)%(H)
Portfolio turnover rate(I)	19%(D)	49%	125%	25%(J)	32%	38%(J)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(H)	Rounds to less than 0.01% or (0.01)%.
(I)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 19% (not annualized), 49%, 193%,
369%, 328% and 229%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(J)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.60	$10.34	$9.60	$8.50	$11.98	$11.85
Investment operations:
Net investment income (loss)(A)	0.07	0.20	0.28	0.31	0.08	(0.03)
Net realized and unrealized gain (loss)	0.95	1.40	0.83	0.87	(2.17)	1.11
Total investment operations	1.02	1.60	1.11	1.18	(2.09)	1.08
Dividends and/or distributions to shareholders:
Net investment income	—	(0.34)	(0.37)	(0.08)	—	—
Net realized gains	—	—	—	—	(1.39)	(0.95)
Total dividends and/or distributions to shareholders	—	(0.34)	(0.37)	(0.08)	(1.39)	(0.95)
Net asset value, end of period/year	$12.62	$11.60	$10.34	$9.60	$8.50	$11.98
Total return(B)	8.79%(C)	15.58%	11.66%	13.94%	(18.03)%	9.21%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$219,194	$219,090	$230,069	$246,011	$249,258	$356,629
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.81%(E)	0.81%	0.96%	1.17%	1.13%	1.13%
Including waiver and/or reimbursement and recapture	0.76%(E)(F)	0.76%(F)	0.93%(F)	1.17%	1.13%	1.13%
Net investment income (loss) to average net assets	1.15%(E)	1.84%	2.77%	3.47%	0.82%	(0.25)%
Portfolio turnover rate(G)	19%(C)	49%	125%	25%(H)	32%	38%(H)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 19% (not annualized), 49%, 193%,
369%, 328% and 229%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

(H)	Excludes sale-buyback transactions.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Tactical - Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the Portfolio's sub-adviser or an affiliate (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$36,750	$—	$—	$—	$36,750
Total Borrowings	$36,750	$—	$—	$—	$36,750
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying exchange-traded funds risk: To the extent the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400
TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2027
Service Class	0.88	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$42,404,136	$—	$51,262,365	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)
Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$184,779,149	$47,202,066	$(21,144)	$47,180,922
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2024 pursuant to its current investment strategies and benchmarks. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2026 relative to its benchmark.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock iShares Tactical - Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
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Call 800-851-9777
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©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock Real Estate Securities VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 5.4%
Goodman Group, REIT	251,724	$ 5,431,252
GPT Group, REIT	653,539	2,205,656
NEXTDC Ltd. (A)	131,039	1,327,546
Scentre Group, REIT	334,702	892,179
Stockland, REIT	523,922	1,477,459
		11,334,092
Belgium - 1.2%
Aedifica SA, REIT	25,786	2,078,513
VGP NV	3,852	371,338
		2,449,851
Canada - 0.5%
Primaris Real Estate Investment Trust	72,161	1,133,104
China - 0.4%
GDS Holdings Ltd., Class A (A)(B)	231,500	860,975
France - 2.4%
Klepierre SA, REIT (B)	48,896	2,043,537
Unibail-Rodamco-Westfield, REIT (A)	24,808	2,903,207
		4,946,744
Germany - 2.0%
Sirius Real Estate Ltd., REIT	906,840	1,163,183
TAG Immobilien AG	132,398	2,138,084
Vonovia SE	38,356	946,222
		4,247,489
Hong Kong - 4.0%
CK Asset Holdings Ltd.	425,000	2,401,015
Hang Lung Properties Ltd.	174,000	153,283
Henderson Land Development Co. Ltd.	390,000	1,236,974
Hong Kong Land Holdings Ltd.	301,100	2,145,063
Sun Hung Kai Properties Ltd.	48,500	698,076
Wharf Holdings Ltd.	94,000	217,182
Wharf Real Estate Investment Co. Ltd.	517,000	1,411,920
		8,263,513
Japan - 10.4%
Activia Properties, Inc., REIT	1,503	1,269,351
Daito Trust Construction Co. Ltd.	51,800	989,548
Daiwa House Industry Co. Ltd.	72,400	1,961,802
GLP J-REIT	2,176	1,840,786
Invincible Investment Corp., REIT (B)	2,588	954,682
Mitsubishi Estate Co. Ltd.	118,200	3,014,239
Mitsui Fudosan Co. Ltd.	595,000	5,514,710
ORIX J-REIT, Inc.	3,166	1,901,179
Tokyu Fudosan Holdings Corp.	274,900	2,202,563
United Urban Investment Corp., REIT	2,014	2,012,605
		21,661,465
Netherlands - 0.3%
CTP NV (C)	30,037	548,180
Singapore - 2.3%
CapitaLand Integrated Commercial Trust, REIT	1,623,000	2,978,189
	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Investment Ltd. (B)	416,600	$ 802,922
Frasers Logistics & Commercial Trust, REIT (D)	1,377,500	1,028,810
		4,809,921
Spain - 2.1%
Merlin Properties Socimi SA, REIT	171,406	3,007,512
Neinor Homes SA (C)	75,601	1,422,765
		4,430,277
Sweden - 1.5%
Castellum AB	115,042	1,511,163
Fastighets AB Balder, B Shares (A)(B)	67,497	360,020
Pandox AB	71,938	1,284,967
		3,156,150
Switzerland - 0.9%
Swiss Prime Site AG	11,669	1,904,104
United Kingdom - 3.3%
Great Portland Estates PLC, REIT	283,700	1,247,883
Segro PLC, REIT	228,497	2,650,703
Tritax Big Box PLC, REIT	1,367,323	2,929,410
		6,827,996
United States - 60.0%
Agree Realty Corp., REIT	46,038	3,486,918
Alexandria Real Estate Equities, Inc., REIT	59,119	3,124,439
American Healthcare, Inc., REIT	83,559	4,357,602
American Homes 4 Rent, Class A, REIT	81,131	2,719,511
Blackstone Digital Infrastructure Trust, Inc., REIT (A)	155,042	3,353,558
BXP, Inc., REIT	40,409	2,679,521
Camden Property Trust, REIT	23,834	2,728,755
CareTrust, Inc., REIT	89,712	3,619,879
Digital Realty Trust, Inc., REIT	2,181	391,664
EastGroup Properties, Inc., REIT	18,736	3,794,602
Equinix, Inc., REIT	12,552	13,084,079
Equity Residential, REIT	88,011	5,978,587
Essex Property Trust, Inc., REIT	12,007	3,501,121
Extra Space Storage, Inc., REIT	13,039	1,894,567
Federal Realty Investment Trust, REIT	31,987	3,948,475
FrontView REIT, Inc.	45,388	918,199
Host Hotels & Resorts, Inc., REIT	161,804	3,836,373
InvenTrust Properties Corp., REIT	94,359	3,340,309
Iron Mountain, Inc., REIT	44,668	5,642,015
Janus Living, Inc., Class A, REIT	128,509	3,693,349
Macerich Co., REIT	110,065	2,772,537
NETSTREIT Corp., REIT (B)	116,712	2,466,125
Outfront Media, Inc., REIT	50,626	1,658,508
Prologis, Inc., REIT	84,317	11,422,424
Public Storage, REIT	19,928	6,343,282
Simon Property Group, Inc., REIT	13,490	3,017,039
Sun Communities, Inc., REIT	21,355	2,560,678
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc., REIT	56,664	$ 12,861,028
WP Carey, Inc., REIT	84,533	6,044,109
		125,239,253
Total Common Stocks (Cost $183,624,398)		201,813,114
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	3,492,485	3,492,485
Total Other Investment Company (Cost $3,492,485)		3,492,485
Total Investments (Cost $187,116,883)		205,305,599
Net Other Assets (Liabilities) - 1.6%		3,300,701
Net Assets - 100.0%		$ 208,606,300
OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”) Equity Securities Long(F)	GSI	Pay	06/30/2026	USD	2,562,156	1.2%	$2,516,844	$(45,312)
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/15/2026	EUR	85,000	USD	98,352	$—	$(1,170)
BNP	07/15/2026	JPY	11,181,000	USD	70,178	—	(1,328)
BOA	07/15/2026	USD	69,854	EUR	61,000	112	—
BOA	07/15/2026	USD	84,453	EUR	74,000	—	(153)
BOA	07/15/2026	USD	152,569	GBP	113,000	2,682	—
BOA	07/15/2026	USD	130,087	HKD	1,018,000	212	—
BOA	07/15/2026	USD	364,677	JPY	57,270,000	12,019	—
BOA	07/15/2026	USD	147,230	SEK	1,412,000	1,485	—
BOA	07/15/2026	AUD	630,000	USD	450,656	—	(14,599)
BOA	07/15/2026	EUR	268,000	USD	311,270	—	(4,859)
BOA	07/15/2026	GBP	26,000	USD	34,919	—	(432)
BOA	07/15/2026	HKD	885,000	USD	112,971	—	(64)
BOA	07/15/2026	ILS	11,289,000	USD	3,703,588	91,477	—
BOA	07/15/2026	JPY	17,912,000	USD	111,413	—	(1,115)
BOA	07/15/2026	KRW	616,573,000	USD	416,722	—	(18,649)
CITI	07/15/2026	USD	175,643	EUR	150,000	4,144	—
CITI	07/15/2026	USD	123,124	EUR	108,000	—	(355)
CITI	07/15/2026	USD	8,094	GBP	6,000	136	—
CITI	07/15/2026	USD	48,927	HKD	383,000	65	—
CITI	07/15/2026	AUD	55,000	USD	39,126	—	(1,058)
CITI	07/15/2026	CAD	4,000	USD	2,924	—	(102)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/15/2026	EUR	45,000	USD	53,460	$—	$(2,010)
CITI	07/15/2026	GBP	212,000	USD	287,594	—	(6,390)
CITI	07/15/2026	JPY	3,771,000	USD	23,793	—	(572)
CITI	07/15/2026	NZD	407,000	USD	238,456	—	(7,167)
GSI	07/15/2026	USD	233,789	AUD	327,000	7,454	—
GSI	07/15/2026	USD	12,306	CAD	17,000	311	—
GSI	07/15/2026	USD	315,161	EUR	272,000	4,177	—
GSI	07/15/2026	USD	158,237	ILS	474,000	—	(1,109)
GSI	07/15/2026	USD	185,833	ILS	552,000	265	—
GSI	07/15/2026	USD	197,420	JPY	31,335,000	4,464	—
GSI	07/15/2026	USD	8,004	SEK	74,000	366	—
GSI	07/15/2026	AUD	189,000	USD	135,481	—	(4,663)
GSI	07/15/2026	EUR	189,000	USD	216,860	—	(771)
GSI	07/15/2026	HKD	8,786,000	USD	1,125,600	—	(4,694)
HSBC	07/15/2026	USD	383,161	AUD	544,000	6,628	—
HSBC	07/15/2026	USD	224,972	AUD	326,000	—	(671)
HSBC	07/15/2026	USD	31,001	CHF	24,000	1,247	—
HSBC	07/15/2026	USD	225,031	EUR	198,000	—	(1,348)
HSBC	07/15/2026	USD	531,557	GBP	402,000	—	(1,669)
HSBC	07/15/2026	USD	793,991	HKD	6,211,000	1,600	—
HSBC	07/15/2026	USD	78,200	JPY	12,425,000	1,689	—
HSBC	07/15/2026	USD	34,454	SEK	317,000	1,733	—
HSBC	07/15/2026	USD	235,773	SGD	298,000	5,184	—
HSBC	07/15/2026	AUD	293,000	USD	209,320	—	(6,518)
HSBC	07/15/2026	CAD	1,694,000	USD	1,231,139	—	(35,884)
HSBC	07/15/2026	EUR	369,000	USD	436,190	—	(14,302)
HSBC	07/15/2026	GBP	207,000	USD	282,056	—	(7,484)
HSBC	07/15/2026	HKD	324,000	USD	41,472	—	(136)
HSBC	07/15/2026	JPY	23,155,000	USD	145,199	—	(2,616)
HSBC	07/15/2026	NOK	1,739,000	USD	183,094	—	(7,449)
HSBC	07/15/2026	SEK	2,278,000	USD	243,372	—	(8,239)
HSBC	07/15/2026	SGD	1,848,000	USD	1,453,898	—	(23,943)
HSBC	07/15/2026	SGD	571,000	USD	440,151	1,681	—
JPM	07/15/2026	USD	807,530	AUD	1,143,000	16,395	—
JPM	07/15/2026	USD	193,283	CHF	150,000	7,321	—
JPM	07/15/2026	USD	4,425,308	EUR	3,765,000	120,685	—
JPM	07/15/2026	USD	349,383	JPY	55,180,000	9,595	—
JPM	07/15/2026	USD	140,048	KRW	209,096,000	5,051	—
JPM	07/15/2026	USD	222,906	SEK	2,074,000	8,830	—
JPM	07/15/2026	AUD	1,550,000	USD	1,107,387	—	(34,545)
JPM	07/15/2026	CAD	4,000	USD	2,918	—	(96)
JPM	07/15/2026	EUR	168,000	USD	197,523	—	(5,443)
JPM	07/15/2026	GBP	158,000	USD	214,115	—	(4,538)
JPM	07/15/2026	GBP	354,000	USD	466,646	2,912	—
JPM	07/15/2026	HKD	618,000	USD	78,940	—	(96)
JPM	07/15/2026	JPY	117,916,103	USD	746,732	—	(20,625)
JPM	07/15/2026	SEK	766,000	USD	82,484	—	(3,419)
SSB	07/15/2026	USD	215,979	AUD	301,000	7,640	—
SSB	07/15/2026	USD	7,236	CAD	10,000	180	—
SSB	07/15/2026	USD	328,556	CHF	257,000	9,942	—
SSB	07/15/2026	USD	96,587	EUR	82,000	2,835	—
SSB	07/15/2026	USD	69,941	GBP	52,000	967	—
SSB	07/15/2026	USD	358,562	JPY	56,907,000	8,139	—
SSB	07/15/2026	USD	894,172	SGD	1,137,000	14,379	—
SSB	07/15/2026	AUD	261,000	USD	187,283	—	(6,631)
SSB	07/15/2026	EUR	8,000	USD	9,379	—	(233)
SSB	07/15/2026	GBP	96,000	USD	130,113	—	(2,775)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	07/15/2026	JPY	88,397,000	USD	558,818	$—	$(14,484)
SSB	07/15/2026	SGD	113,000	USD	89,014	—	(1,577)
SSB	07/15/2026	SGD	46,000	USD	35,542	52	—
UBS	07/15/2026	USD	582,118	AUD	817,000	16,626	—
UBS	07/15/2026	USD	119,509	CAD	163,000	4,499	—
UBS	07/15/2026	USD	89,303	CHF	69,000	3,761	—
UBS	07/15/2026	USD	599,144	EUR	517,000	8,044	—
UBS	07/15/2026	USD	120,031	EUR	105,000	—	(18)
UBS	07/15/2026	USD	1,002,852	GBP	758,000	—	(2,584)
UBS	07/15/2026	USD	366,225	HKD	2,866,000	584	—
UBS	07/15/2026	USD	140,740	ILS	413,000	1,901	—
UBS	07/15/2026	USD	529,578	JPY	84,227,000	10,923	—
UBS	07/15/2026	AUD	272,000	USD	194,389	—	(6,123)
UBS	07/15/2026	CHF	1,413,000	USD	1,811,118	—	(59,356)
UBS	07/15/2026	GBP	167,000	USD	225,387	—	(3,873)
UBS	07/15/2026	HKD	1,857,000	USD	237,137	—	(222)
UBS	07/15/2026	JPY	13,082,000	USD	82,505	—	(1,949)
UBS	07/15/2026	SGD	52,000	USD	41,079	—	(842)
Total						$410,392	$(350,948)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	15.8%	$32,367,673
Real Estate Management & Development	15.5	31,813,375
Health Care REITs	14.5	29,734,810
Industrial REITs	14.2	29,097,987
Retail REITs	13.1	26,921,629
Diversified REITs	9.8	20,158,064
Residential REITs	8.5	17,488,652
Office REITs	2.8	5,828,583
Hotel & Resort REITs	2.3	4,791,055
IT Services	1.1	2,188,521
Household Durables	0.7	1,422,765
Investments	98.3	201,813,114
Short-Term Investments	1.7	3,492,485
Total Investments	100.0%	$ 205,305,599
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$128,517,420	$73,295,694	$—	$201,813,114
Other Investment Company	3,492,485	—	—	3,492,485
Total Investments	$132,009,905	$73,295,694	$—	$205,305,599
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$410,392	$—	$410,392
Total Other Financial Instruments	$—	$410,392	$—	$410,392
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(350,948)	$—	$(350,948)
Over-the-Counter Total Return Swap Agreements - (CFD) (H)	—	(45,312)	—	(45,312)
Total Other Financial Instruments	$—	$(396,260)	$—	$(396,260)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $6,268,249, collateralized by cash collateral of $3,492,485 and non-cash collateral, such as U.S. government securities of $3,048,934. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $1,970,945, representing 0.9% of the
Portfolio's net assets.

(D)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2026, the total value of the Regulation S securities is $1,028,810, representing 0.5%
of the Portfolio's net assets.

(E)	Rate disclosed reflects the yield at June 30, 2026.
(F)
The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with a spread of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the
AUD-OIS-RBA and Federal Funds Rate.
The significant reference entities underlying the corresponding total return swap as of June 30, 2026, is as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
United States
Tanger, Inc.	63,766	$2,516,844	100.00%
Total Common Stocks - Long		$2,516,844

(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $187,116,883) (including securities loaned of $6,268,249)	$205,305,599
Cash	5,732,042
Cash collateral pledged at broker for:
OTC derivatives (A)	40,000
Foreign currency, at value (cost $116,319)	116,828
Receivables and other assets:
Investments sold	2,640,992
Net income from securities lending	1,555
Shares of beneficial interest sold	108
Dividends	859,990
Tax reclaims	160,266
Unrealized appreciation on forward foreign currency contracts	410,392
Prepaid expenses	592
Total assets	215,268,364
Liabilities:
Cash collateral received upon return of:
Securities on loan	3,492,485
Payables and other liabilities:
Investments purchased	2,309,827
Dividends, interest and fees for borrowings from CFD	2,711
Shares of beneficial interest redeemed	191,101
Investment management fees	140,460
Distribution and service fees	14,831
Transfer agent costs	557
Trustee and CCO fees	1,134
Audit and tax fees	16,496
Custody fees	39,204
Legal fees	5,871
Printing and shareholder reports fees	32,931
Professional fees	633
Other accrued expenses	17,563
Unrealized depreciation on OTC swap agreements - CFD	45,312
Unrealized depreciation on forward foreign currency contracts	350,948
Total liabilities	6,662,064
Net assets	$208,606,300
Net assets consist of:
Capital stock ($0.01 par value)	$178,923
Additional paid-in capital	434,065,399
Total distributable earnings (accumulated losses)	(225,638,022)
Net assets	$208,606,300
Net assets by class:
Initial Class	$140,889,494
Service Class	67,716,806
Shares outstanding:
Initial Class	12,371,224
Service Class	5,521,076
Net asset value and offering price per share:
Initial Class	$11.39
Service Class	12.27

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$3,751,355
Interest income	29,860
Net income from securities lending	8,996
Withholding taxes on foreign income	(142,379)
Total investment income	3,647,832
Expenses:
Investment management fees	790,914
Distribution and service fees:
Service Class	84,820
Transfer agent costs	1,221
Trustee and CCO fees	5,315
Audit and tax fees	13,858
Custody fees	49,469
Legal fees	11,744
Printing and shareholder reports fees	35,014
Other	17,049
Total expenses before waiver and/or reimbursement and recapture	1,009,404
Expenses waived and/or reimbursed:
Initial Class	(774)
Service Class	(291)
Recapture of previously waived and/or reimbursed fees:
Initial Class	774
Service Class	291
Net expenses	1,009,404
Net investment income (loss)	2,638,428
Net realized gain (loss) on:
Investments	5,806,308
Swap agreements	11,946
Forward foreign currency contracts	118,825
Foreign currency transactions	11,031
Net realized gain (loss)	5,948,110
Net change in unrealized appreciation (depreciation) on:
Investments	10,460,441
Swap agreements	(45,312)
Forward foreign currency contracts	31,121
Translation of assets and liabilities denominated in foreign currencies	(3,462)
Net change in unrealized appreciation (depreciation)	10,442,788
Net realized and change in unrealized gain (loss)	16,390,898
Net increase (decrease) in net assets resulting from operations	$19,029,326
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$2,638,428	$7,590,541
Net realized gain (loss)	5,948,110	7,793,107
Net change in unrealized appreciation (depreciation)	10,442,788	15,959,234
Net increase (decrease) in net assets resulting from operations	19,029,326	31,342,882
Dividends and/or distributions to shareholders:
Initial Class	—	(4,812,688)
Service Class	—	(945,202)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,757,890)
Capital share transactions:
Proceeds from shares sold:
Initial Class	943,101	1,636,395
Service Class	904,733	1,967,070
	1,847,834	3,603,465
Dividends and/or distributions reinvested:
Initial Class	—	4,812,688
Service Class	—	945,202
	—	5,757,890
Cost of shares redeemed:
Initial Class	(4,566,961)	(167,645,140)
Service Class	(6,063,635)	(8,502,431)
	(10,630,596)	(176,147,571)
Net increase (decrease) in net assets resulting from capital share transactions	(8,782,762)	(166,786,216)
Net increase (decrease) in net assets	10,246,564	(141,201,224)
Net assets:
Beginning of period/year	198,359,736	339,560,960
End of period/year	$208,606,300	$198,359,736
Capital share transactions - shares:
Shares issued:
Initial Class	85,507	161,080
Service Class	74,705	181,018
	160,212	342,098
Shares reinvested:
Initial Class	—	466,346
Service Class	—	84,847
	—	551,193
Shares redeemed:
Initial Class	(414,622)	(16,170,399)
Service Class	(508,251)	(791,403)
	(922,873)	(16,961,802)
Net increase (decrease) in shares outstanding:
Initial Class	(329,115)	(15,542,973)
Service Class	(433,546)	(525,538)
	(762,661)	(16,068,511)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$10.37	$9.64	$9.72	$9.12	$13.17	$10.69
Investment operations:
Net investment income (loss)(A)	0.15	0.25	0.26	0.24	0.24	0.36
Net realized and unrealized gain (loss)	0.87	0.67	(0.13)	0.92	(3.91)	2.43
Total investment operations	1.02	0.92	0.13	1.16	(3.67)	2.79
Dividends and/or distributions to shareholders:
Net investment income	—	(0.19)	(0.21)	(0.56)	(0.38)	(0.31)
Net asset value, end of period/year	$11.39	$10.37	$9.64	$9.72	$9.12	$13.17
Total return(B)	9.84%(C)	9.51%	1.25%	13.33%	(28.19)%	26.22%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$140,889	$131,750	$272,300	$100,807	$315,322	$965,695
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.90%(D)	0.86%	0.86%	0.90%	0.78%	0.79%
Including waiver and/or reimbursement and recapture	0.90%(D)(E)	0.86%	0.86%(E)	0.90%	0.78%	0.79%
Net investment income (loss) to average net assets	2.66%(D)	2.49%	2.64%	2.55%	2.14%	2.88%
Portfolio turnover rate	52%(C)	102%	61%	60%	62%	62%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.19	$10.38	$10.45	$9.75	$14.04	$11.39
Investment operations:
Net investment income (loss)(A)	0.14	0.24	0.23	0.19	0.21	0.28
Net realized and unrealized gain (loss)	0.94	0.73	(0.11)	1.04	(4.16)	2.65
Total investment operations	1.08	0.97	0.12	1.23	(3.95)	2.93
Dividends and/or distributions to shareholders:
Net investment income	—	(0.16)	(0.19)	(0.53)	(0.34)	(0.28)
Net asset value, end of period/year	$12.27	$11.19	$10.38	$10.45	$9.75	$14.04
Total return(B)	9.65%(C)	9.32%	1.03%	13.15%	(28.38)%	25.85%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$67,717	$66,610	$67,261	$73,306	$70,263	$106,586
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.15%(D)	1.11%	1.11%	1.15%	1.03%	1.04%
Including waiver and/or reimbursement and recapture	1.15%(D)(E)	1.11%	1.11%(E)	1.15%	1.03%	1.04%
Net investment income (loss) to average net assets	2.39%(D)	2.23%	2.18%	1.98%	1.83%	2.16%
Portfolio turnover rate	52%(C)	102%	61%	60%	62%	62%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Real Estate Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,492,485	$—	$—	$—	$3,492,485
Total Borrowings	$3,492,485	$—	$—	$—	$3,492,485
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Portfolio's investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.
Market Risk Factors: In pursuit of the Portfolio's investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:
Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.
Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.
Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.
Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Portfolio's exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:
Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”).
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate ("LIBOR") forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.
For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.
Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio's investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.
Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2026, if any, are listed within the Schedule of Investments.
Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.
Open forward foreign currency contracts at June 30, 2026, are listed within the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the location and the Portfolio's fair values of derivative investments disclosed within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2026.
Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts: Unrealized appreciation on forward foreign currency contracts	$—	$410,392	$—	$—	$—	$410,392
Total	$—	$410,392	$—	$—	$—	$410,392

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps: Unrealized depreciation on OTC swap agreements - CFD	$—	$—	$(45,312)	$—	$—	$(45,312)
Forward foreign currency contracts: Unrealized depreciation on forward foreign currency contracts	—	(350,948)	—	—	—	(350,948)
Total	$—	$(350,948)	$(45,312)	$—	$—	$(396,260)
The following is a summary of the location and the effect of derivative investments within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2026.
Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$11,946	$—	$—	$11,946
Forward foreign currency contracts	—	118,825	—	—	—	118,825
Total	$—	$118,825	$11,946	$—	$—	$130,771

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$(45,312)	$—	$—	$(45,312)
Forward foreign currency contracts	—	31,121	—	—	—	31,121
Total	$—	$31,121	$(45,312)	$—	$—	$(14,191)
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2026.
Total return swaps:
Average notional value — long	$366,022
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	17,629,627
Average contract amounts sold — in USD	14,131,830
The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.
ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.
Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio's net liability may be delayed or denied.
Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.
Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.
To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.
The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2026. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)
Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.
	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Bank of America, N.A.	$107,987	$(39,871)	$—	$68,116	$39,871	$(39,871)	$—	$—
BNP Paribas	—	—	—	—	2,498	—	—	2,498
Citibank, N.A.	4,345	(4,345)	—	—	17,654	(4,345)	—	13,309
Goldman Sachs International	17,037	(17,037)	—	—	56,549	(17,037)	(39,512)	—
HSBC Bank USA	19,762	(19,762)	—	—	110,259	(19,762)	—	90,497
JPMorgan Chase Bank, N.A.	170,789	(68,762)	—	102,027	68,762	(68,762)	—	—
State Street Bank & Trust Co.	44,134	(25,700)	—	18,434	25,700	(25,700)	—	—
UBS AG	46,338	(46,338)	—	—	74,967	(46,338)	—	28,629
Total	$410,392	$(221,815)	$—	$188,577	$396,260	$(221,815)	$(39,512)	$134,933

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
7. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Real estate securities risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the Portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the Portfolio will also be subject
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
to the risks associated with that one area or property type. The value of the Portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Industry concentration risk: The Portfolio concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, the Portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than funds investing in a broader range of industries.
Derivatives risk: The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the Portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the Portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the Portfolio. In certain cases, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the Portfolio to certain operational and legal risks. The Portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. RISK FACTORS (continued)
to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the Portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the Portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Liquidity risk: The Portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the Portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the Portfolio to sell. This may prevent the Portfolio from limiting losses.
Valuation risk: Certain investments may be more difficult to value than other types of investments. The sales price the Portfolio could receive for any particular portfolio investment may differ from the Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Portfolio had not fair-valued securities or had used a different valuation methodology. The Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
8. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2027
Service Class	1.15	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
9. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$105,051,110	$—	$113,594,692	$—
10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$187,116,883	$22,257,176	$(4,054,328)	$18,202,848
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
11. OPERATING SEGMENTS (continued)
information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Real Estate Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreements (each a “Sub-Sub-Advisory Agreement” and together with the Sub-Advisory Agreement and the Management Agreement, the “Agreements”) with respect to the Portfolio between the Sub-Adviser and each of BlackRock International Limited and BlackRock (Singapore) Limited (each a “Sub-Sub-Adviser” and collectively the “Sub-Sub-Advisers”).
Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and each Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and each Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and each Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and each Sub-Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and each Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and each Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and each Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM, the Sub-Adviser and each Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods, in line with the median for its peer universe for the past 10-year period and below the median for its peer universe for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 3-year period and below the benchmark for the past 1-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmarks.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Advisers for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fees payable to the Sub-Sub-Advisers are paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Advisers under the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Real Estate Securities VP

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or a Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and each Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Advisers in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica BlackRock Tactical Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.8%
International Alternative Fund - 0.0% *
Transamerica Global Allocation Liquidating Trust (A)(B)(C)(D)	13,521	$ 18,368
International Equity Funds - 13.0%
Transamerica International Focus VP, Initial Class (B)	2,892,259	23,687,605
Transamerica Morgan Stanley Capital Growth VP, Initial Class (B)	8,633	82,701
Transamerica TSW International Equity VP, Initial Class (B)	3,592,859	71,569,748
		95,340,054
U.S. Equity Funds - 48.0%
Transamerica JPMorgan Enhanced Index VP, Initial Class (B)	4,574,883	144,017,313
Transamerica Large Cap Value, Class I2 (B)	4,789,394	89,561,669
Transamerica Small Cap Growth, Class I2 (B)	1,938,138	11,745,117
Transamerica Small Cap Value, Class I2 (B)	1,803,362	11,866,124
Transamerica WMC US Growth VP, Initial Class (B)	2,128,737	96,027,301
		353,217,524
U.S. Fixed Income Funds - 33.8%
Transamerica Aegon Bond VP, Initial Class (B)	7,790	74,708
Transamerica Aegon Core Bond VP, Initial Class (B)	18,888,192	208,525,635
Transamerica Bond, Class I2 (B)	60,119	484,561
Transamerica Short-Term Bond, Class I2 (B)	4,088,531	40,149,378
		249,234,282
Total Investment Companies (Cost $660,330,261)		697,810,228
	Shares	Value
EXCHANGE-TRADED FUNDS - 4.9%
International Equity Fund - 1.5%
WisdomTree Japan Hedged Equity Fund (E)(F)	63,601	$ 11,036,045
U.S. Equity Funds - 1.5%
State Street SPDR S&P 500 ETF Trust (G)	3,716	2,774,997
Transamerica Large Value Active ETF (B)(H)	294,527	8,103,204
		10,878,201
U.S. Fixed Income Funds - 1.9%
Transamerica Bond Active ETF (B)(H)	302,812	7,558,278
Vanguard Total Bond Market ETF (I)	91,355	6,706,371
		14,264,649
Total Exchange-Traded Funds (Cost $31,380,257)		36,178,895
OTHER INVESTMENT COMPANY - 0.0% *
Securities Lending Collateral - 0.0% *
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (J)	141,600	141,600
Total Other Investment Company (Cost $141,600)		141,600
Total Investments (Cost $691,852,118)		734,130,723
Net Other Assets (Liabilities) - 0.3%		2,505,945
Net Assets - 100.0%		$ 736,636,668
INVESTMENT VALUATION:

Valuation Inputs (K)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$697,791,860	$—	$—	$697,791,860
Exchange-Traded Funds	36,178,895	—	—	36,178,895
Other Investment Company	141,600	—	—	141,600
Total	$734,112,355	$—	$—	$734,112,355
Investment Companies Measured at Net Asset Value (C)				18,368
Total Investments				$734,130,723
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(B)
Affiliated investment in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Series Trust, and/or affiliated investment within Transamerica Sponsored ETFs. The Portfolio’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2026	Shares as of June 30, 2026	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP, Initial Class	$16,920,807	$—	$(16,900,000)	$195,068	$(141,167)	$74,708	7,790	$—	$—
Transamerica Aegon Core Bond VP, Initial Class	79,582,791	150,700,000	(22,000,000)	340,620	(97,776)	208,525,635	18,888,192	—	—
Transamerica Bond Active ETF	—	7,615,995	—	—	(57,717)	7,558,278	302,812	125,292	—
Transamerica Bond, Class I2	74,088,652	1,113,232	(73,800,000)	(70,221)	(847,102)	484,561	60,119	1,113,232	—
Transamerica Global Allocation Liquidating Trust	17,104	—	—	—	1,264	18,368	13,521	—	—
Transamerica International Focus VP, Initial Class	39,153,160	19,400,000	(36,700,000)	(4,423,470)	6,257,915	23,687,605	2,892,259	—	—
Transamerica JPMorgan Enhanced Index VP, Initial Class	205,506,274	—	(72,600,000)	3,132,316	7,978,723	144,017,313	4,574,883	—	—
Transamerica Large Cap Value, Class I2	62,951,957	44,290,209	(22,700,000)	2,737,621	2,281,882	89,561,669	4,789,394	290,209	—
Transamerica Large Value Active ETF	—	7,706,710	—	—	396,494	8,103,204	294,527	36,692	—
Transamerica Morgan Stanley Capital Growth VP, Initial Class	11,455,232	—	(10,500,000)	4,360,590	(5,233,121)	82,701	8,633	—	—
Transamerica Short-Term Bond, Class I2	90,546,256	1,007,634	(51,000,000)	238,979	(643,491)	40,149,378	4,088,531	1,007,634	—
Transamerica Small Cap Growth, Class I2	7,329,043	5,300,000	(2,260,000)	(178,312)	1,554,386	11,745,117	1,938,138	—	—
Transamerica Small Cap Value, Class I2	8,702,737	4,000,000	(3,500,000)	550,353	2,113,034	11,866,124	1,803,362	—	—
Transamerica TSW International Equity VP, Initial Class	52,822,370	26,000,001	(14,300,000)	2,849,352	4,198,025	71,569,748	3,592,859	—	—
Transamerica WMC US Growth VP, Initial Class	54,268,545	58,300,000	(20,900,000)	(1,345,976)	5,704,732	96,027,301	2,128,737	—	—
Total	$703,344,928	$325,433,781	$(347,160,000)	$8,386,920	$23,466,081	$713,471,710	45,383,757	$2,573,059	$—

(C)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(D)	Restricted security. At June 30, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$18,368	0.0%*

(E)	The shareholder reports for WisdomTree ETFs can be found at the following location: ETF Products | WisdomTree.
(F)
All or a portion of the security is on loan. The total value of the securities on loan is $138,816, collateralized by cash collateral of $141,600. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(G)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(H)	The shareholder reports for Transamerica Sponsored ETFs can be found at the following location: Mutual fund prospectuses and reports | Transamerica.
(I)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(J)	Rate disclosed reflects the yield at June 30, 2026.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(K)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $675,652,966)	$713,471,710
Unaffiliated investments, at value (cost $16,199,152) (including securities loaned of $138,816)	20,659,013
Cash	3,588,806
Receivables and other assets:
Net income from securities lending	767
Shares of beneficial interest sold	5,423
Dividends from affiliated investments	150,255
Dividends from unaffiliated investments	7,073
Prepaid expenses	2,926
Total assets	737,885,973
Liabilities:
Cash collateral received upon return of:
Securities on loan	141,600
Payables and other liabilities:
Investments purchased	150,255
Shares of beneficial interest redeemed	627,369
Investment management fees	84,145
Distribution and service fees	155,622
Transfer agent costs	1,564
Trustee and CCO fees	4,409
Audit and tax fees	14,629
Custody fees	3,527
Legal fees	4,888
Printing and shareholder reports fees	48,640
Other accrued expenses	12,657
Total liabilities	1,249,305
Net assets	$736,636,668
Net assets consist of:
Capital stock ($0.01 par value)	$459,336
Additional paid-in capital	581,558,812
Total distributable earnings (accumulated losses)	154,618,520
Net assets	$736,636,668
Net assets by class:
Initial Class	$28,360,792
Service Class	708,275,876
Shares outstanding:
Initial Class	4,554,705
Service Class	41,378,874
Net asset value and offering price per share:
Initial Class	$6.23
Service Class	17.12
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$2,573,059
Dividend income from unaffiliated investments	445,745
Interest income from unaffiliated investments	45,325
Net income from securities lending	18,986
Total investment income	3,083,115
Expenses:
Investment management fees	482,486
Distribution and service fees:
Service Class	893,402
Transfer agent costs	4,221
Trustee and CCO fees	19,247
Audit and tax fees	16,381
Custody fees	4,191
Legal fees	30,619
Printing and shareholder reports fees	48,625
Other	21,477
Total expenses	1,520,649
Net investment income (loss)	1,562,466
Net realized gain (loss) on:
Affiliated investments	8,386,920
Unaffiliated investments	2,515,140
Net realized gain (loss)	10,902,060
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	23,466,081
Unaffiliated investments	199,379
Net change in unrealized appreciation (depreciation)	23,665,460
Net realized and change in unrealized gain (loss)	34,567,520
Net increase (decrease) in net assets resulting from operations	$36,129,986
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$1,562,466	$16,192,658
Net realized gain (loss)	10,902,060	108,353,650
Net change in unrealized appreciation (depreciation)	23,665,460	(36,673,612)
Net increase (decrease) in net assets resulting from operations	36,129,986	87,872,696
Dividends and/or distributions to shareholders:
Initial Class	—	(1,678,450)
Service Class	—	(15,542,624)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,221,074)
Capital share transactions:
Proceeds from shares sold:
Initial Class	234,314	579,157
Service Class	2,661,476	4,845,268
	2,895,790	5,424,425
Dividends and/or distributions reinvested:
Initial Class	—	1,678,450
Service Class	—	15,542,624
	—	17,221,074
Cost of shares redeemed:
Initial Class	(1,030,483)	(3,231,523)
Service Class	(72,788,722)	(164,021,073)
	(73,819,205)	(167,252,596)
Net increase (decrease) in net assets resulting from capital share transactions	(70,923,415)	(144,607,097)
Net increase (decrease) in net assets	(34,793,429)	(73,955,475)
Net assets:
Beginning of period/year	771,430,097	845,385,572
End of period/year	$736,636,668	$771,430,097
Capital share transactions - shares:
Shares issued:
Initial Class	38,958	100,674
Service Class	161,924	323,002
	200,882	423,676
Shares reinvested:
Initial Class	—	292,923
Service Class	—	985,582
	—	1,278,505
Shares redeemed:
Initial Class	(171,714)	(557,584)
Service Class	(4,394,183)	(10,620,755)
	(4,565,897)	(11,178,339)
Net increase (decrease) in shares outstanding:
Initial Class	(132,756)	(163,987)
Service Class	(4,232,259)	(9,312,171)
	(4,365,015)	(9,476,158)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$5.92	$5.63	$5.23	$5.33	$8.50	$8.87
Investment operations:
Net investment income (loss)(A)	0.02	0.13	0.12	0.10	0.17	0.29
Net realized and unrealized gain (loss)	0.29	0.53	0.54	0.66	(1.47)	0.40
Total investment operations	0.31	0.66	0.66	0.76	(1.30)	0.69
Dividends and/or distributions to shareholders:
Net investment income	—	(0.37)	(0.26)	(0.37)	(0.60)	(0.48)
Net realized gains	—	—	—	(0.49)	(1.27)	(0.58)
Total dividends and/or distributions to shareholders	—	(0.37)	(0.26)	(0.86)	(1.87)	(1.06)
Net asset value, end of period/year	$6.23	$5.92	$5.63	$5.23	$5.33	$8.50
Total return(B)	5.24%(C)	11.94%	12.76%	15.31%	(16.06)%	7.91%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$28,361	$27,767	$27,317	$25,978	$24,280	$29,319
Expenses to average net assets(D)	0.17%(E)	0.17%	0.17%	0.17%	0.15%	0.15%
Net investment income (loss) to average net assets	0.66%(E)	2.29%	2.21%	1.81%	2.52%	3.22%
Portfolio turnover rate	39%(C)	79%	79%	91%	42%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.30	$14.89	$13.45	$12.46	$16.97	$16.72
Investment operations:
Net investment income (loss)(A)	0.03	0.31	0.28	0.20	0.32	0.50
Net realized and unrealized gain (loss)	0.79	1.42	1.39	1.61	(3.01)	0.76
Total investment operations	0.82	1.73	1.67	1.81	(2.69)	1.26
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.23)	(0.33)	(0.55)	(0.43)
Net realized gains	—	—	—	(0.49)	(1.27)	(0.58)
Total dividends and/or distributions to shareholders	—	(0.32)	(0.23)	(0.82)	(1.82)	(1.01)
Net asset value, end of period/year	$17.12	$16.30	$14.89	$13.45	$12.46	$16.97
Total return(B)	5.03%(C)	11.72%	12.40%	14.88%	(16.21)%	7.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$708,276	$743,663	$818,069	$891,802	$909,335	$1,253,039
Expenses to average net assets(D)	0.42%(E)	0.42%	0.42%	0.42%	0.40%	0.40%
Net investment income (loss) to average net assets	0.41%(E)	2.02%	1.92%	1.54%	2.23%	2.92%
Portfolio turnover rate	39%(C)	79%	79%	91%	42%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets in a combination of Transamerica mutual funds selected by the Portfolio’s sub-adviser (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus.The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.
Restricted securities held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$141,600	$—	$—	$—	$141,600
Total Borrowings	$141,600	$—	$—	$—	$141,600
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Tactical asset allocation risk: Tactical asset allocation is a dynamic investment strategy that actively adjusts a Portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation).The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that under perform other securities.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.21%	May 1, 2027
Service Class	0.46	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$286,095,107	$316,421,940
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$691,852,118	$42,829,448	$(550,843)	$42,278,605
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
10. OPERATING SEGMENTS (continued)
operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for its peer universe for the past 1- year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Goldman Sachs 70/30 Allocation VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
International Equity Funds - 21.2%
Transamerica Emerging Markets Equity, Class I2 (A)	27,932	$ 375,408
Transamerica International Equity, Class I2 (A)	49,388	1,385,834
Transamerica International Stock, Class I2 (A)	98,549	1,613,250
Transamerica TSW International Equity VP, Initial Class (A)	18,300	364,523
		3,739,015
U.S. Equity Funds - 49.2%
Transamerica Aegon Sustainable Equity Income VP, Initial Class (A)	16,584	447,947
Transamerica Large Cap Value, Class I2 (A)	190,116	3,555,161
Transamerica Small Cap Growth, Class I2 (A)	32,156	194,868
Transamerica Small Cap Value, Class I2 (A)	32,166	211,649
Transamerica WMC US Growth VP, Initial Class (A)	94,826	4,277,597
		8,687,222
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 29.1%
Transamerica Aegon Bond VP, Initial Class (A)	18,363	$ 176,097
Transamerica Aegon Core Bond VP, Initial Class (A)	76,846	848,380
Transamerica Bond, Class I2 (A)	160,567	1,294,173
Transamerica Core Bond, Class I2 (A)	329,599	2,821,368
		5,140,018
Total Investment Companies (Cost $15,296,301)		17,566,255
Total Investments (Cost $15,296,301)		17,566,255
Net Other Assets (Liabilities) - 0.5%		85,147
Net Assets - 100.0%		$ 17,651,402
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,566,255	$—	$—	$17,566,255
Total Investments	$17,566,255	$—	$—	$17,566,255
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Affiliated investments in another fund within Transamerica Funds, and/or a liquidating trust of a former Transamerica Fund and/or affiliated investment within Transamerica Sponsored ETFs. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.

(B)
There were no transfers in or out of Level 3 during the period ended June 30, 2026. Please reference the Investment Valuation section of the Notes to
Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Affiliated investments, at value (cost $15,296,301)	$17,566,255
Cash	113,365
Receivables and other assets:
Dividends from affiliated investments	16,149
Due from investment manager	257
Prepaid expenses	72
Total assets	17,696,098
Liabilities:
Payables and other liabilities:
Affiliated investments purchased	16,149
Shares of beneficial interest redeemed	512
Distribution and service fees	3,843
Transfer agent costs	32
Trustee and CCO fees	76
Audit and tax fees	11,952
Custody fees	1,402
Legal fees	5
Printing and shareholder reports fees	394
Other accrued expenses	10,331
Total liabilities	44,696
Net assets	$17,651,402
Net assets consist of:
Capital stock ($0.01 par value)	$11,038
Additional paid-in capital	13,906,352
Total distributable earnings (accumulated losses)	3,734,012
Net assets	$17,651,402
Shares outstanding	1,103,846
Net asset value and offering price per share	$15.99
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from affiliated investments	$105,740
Interest income from unaffiliated investments	878
Total investment income	106,618
Expenses:
Investment management fees	8,528
Distribution and service fees	20,501
Transfer agent costs	90
Trustee and CCO fees	407
Audit and tax fees	12,976
Custody fees	1,663
Legal fees	595
Printing and shareholder reports fees	804
Index fees	5,529
Filing fees	3,278
Other	394
Total expenses before waiver and/or reimbursement and recapture	54,765
Expenses waived and/or reimbursed	(11,267)
Net expenses	43,498
Net investment income (loss)	63,120
Net realized gain (loss) on:
Affiliated investments	278,593
Net change in unrealized appreciation (depreciation) on:
Affiliated investments	843,578
Net realized and change in unrealized gain (loss)	1,122,171
Net increase (decrease) in net assets resulting from operations	$1,185,291
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$63,120	$254,220
Net realized gain (loss)	278,593	918,191
Net change in unrealized appreciation (depreciation)	843,578	1,146,900
Net increase (decrease) in net assets resulting from operations	1,185,291	2,319,311
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(463,175)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(463,175)
Capital share transactions:
Proceeds from shares sold	1,100,765	7,596,574
Dividends and/or distributions reinvested	—	463,175
Cost of shares redeemed	(840,202)	(2,996,489)
Net increase (decrease) in net assets resulting from capital share transactions	260,563	5,063,260
Net increase (decrease) in net assets	1,445,854	6,919,396
Net assets:
Beginning of period/year	16,205,548	9,286,152
End of period/year	$17,651,402	$16,205,548
Capital share transactions - shares:
Shares issued	71,124	555,624
Shares reinvested	—	32,687
Shares redeemed	(54,956)	(211,942)
Net increase (decrease) in shares outstanding	16,168	376,369
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$14.90	$13.06	$12.00	$10.68	$14.04	$12.69
Investment operations:
Net investment income (loss)(A)	0.06	0.26	0.24	0.24	0.21	0.38
Net realized and unrealized gain (loss)	1.03	2.04	1.21	1.48	(2.60)	1.28
Total investment operations	1.09	2.30	1.45	1.72	(2.39)	1.66
Contributions from Investment Manager	—	—	—	—	—	0.03
Dividends and/or distributions to shareholders:
Net investment income	—	(0.15)	(0.16)	(0.19)	(0.23)	(0.12)
Net realized gains	—	(0.31)	(0.23)	(0.21)	(0.74)	(0.22)
Total dividends and/or distributions to shareholders	—	(0.46)	(0.39)	(0.40)	(0.97)	(0.34)
Net asset value, end of period/year	$15.99	$14.90	$13.06	$12.00	$10.68	$14.04
Total return(B)	7.32%(C)	17.77%	12.15%	16.25%	(17.10)%	13.33%(D)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$17,651	$16,206	$9,286	$6,227	$4,056	$3,807
Expenses to average net assets(E)
Excluding waiver and/or reimbursement and recapture	0.67%(F)	0.74%	0.97%	1.42%	1.66%	1.72%
Including waiver and/or reimbursement and recapture(G)	0.53%(F)	0.53%	0.53%	0.52%	0.51%	0.50%
Net investment income (loss) to average net assets	0.77%(F)	1.88%	1.90%	2.10%	1.79%	2.78%
Portfolio turnover rate	9%(C)	29%	13%	7%	24%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Total return includes the contribution from investment manager. If the investment manager had not made the contribution, total return would have decreased by 0.24%.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Portfolio through its investments in Underlying Funds.
If the expenses incurred by the Underlying Funds were included in these ratios they would have increased by 0.62% (annualized), 0.62%, 0.62%,
0.63%, 0.64% and 0.65%, for the period ended June 30, 2026 and the years ended December 31, 2025, December 31, 2024, December 31, 2023,
December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets in underlying Transamerica mutual funds (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report and are available on the funds’ web page(s) at www.transamerica.com/financial-pro/annuities/prospectus and www.transamerica.com/financial-pro/investments/prospectus. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Asset class variation risk: The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the Portfolio’s assets invested in various underlying portfolios, the Portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the Portfolio’s performance.
Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses, including the pro rata share of expenses incurred through the Portfolio's investment in the underlying Funds, but excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.15%	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
For the 36-month period ended June 30, 2026, the balances available for recapture by TAM for the Portfolio are as follows:
	Amounts Available
	2023 (A)	2024	2025	2026	Total
Service Class	$21,457	$35,700	$28,499	$11,267	$96,923

(A)	For the six-month period of July 1, 2023 through December 31, 2023.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$1,775,740	$1,400,000
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$15,296,301	$2,276,272	$(6,318)	$2,269,954
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-year period, and below the benchmark for the past 3- and 5-year periods.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.4%
International Equity Funds - 15.9%
iShares Core MSCI EAFE ETF (A)	1,466,968	$ 141,679,769
iShares Core MSCI Emerging Markets ETF (A)	1,952,875	161,776,165
iShares MSCI EAFE ETF (A)	576,030	59,837,996
iShares MSCI EAFE Small-Cap ETF (A)(B)	12,899	1,061,201
Vanguard FTSE Developed Markets ETF (C)	2,425,947	172,848,724
		537,203,855
U.S. Equity Funds - 36.4%
iShares Core S&P 500 ETF (A)	485,397	363,508,959
iShares Core S&P Mid-Cap ETF (A)	1,231,876	94,989,958
iShares Russell 2000 ETF (A)	258,214	77,580,396
State Street SPDR S&P 500 ETF Trust (D)	217,281	162,258,933
Vanguard S&P 500 ETF (C)	778,380	534,599,168
		1,232,937,414
U.S. Fixed Income Funds - 47.1%
iShares Core U.S. Aggregate Bond ETF (A)	6,789,525	672,027,185
Vanguard Intermediate-Term Corporate Bond ETF (B)(C)	2,880,142	238,043,736
Vanguard Total Bond Market ETF (C)	9,321,043	684,257,767
		1,594,328,688
Total Exchange-Traded Funds (Cost $2,979,998,660)		3,364,469,957
	Shares	Value
OTHER INVESTMENT COMPANY - 4.8%
Securities Lending Collateral - 4.8%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	162,108,576	$ 162,108,576
Total Other Investment Company (Cost $162,108,576)		162,108,576
Total Investments (Cost $3,142,107,236)		3,526,578,533
Net Other Assets (Liabilities) - (4.2)%		(141,292,382)
Net Assets - 100.0%		$ 3,385,286,151
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,364,469,957	$—	$—	$3,364,469,957
Other Investment Company	162,108,576	—	—	162,108,576
Total Investments	$3,526,578,533	$—	$—	$3,526,578,533
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $198,798,442, collateralized by cash collateral of $162,108,576 and non-cash collateral, such as U.S. government securities of $41,138,487. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(D)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(E)	Rate disclosed reflects the yield at June 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $3,142,107,236) (including securities loaned of $198,798,442)	$3,526,578,533
Cash	14,280,509
Receivables and other assets:
Investments sold	10,168,827
Net income from securities lending	72,359
Dividends from unaffiliated investments	426,633
Prepaid expenses	13,298
Total assets	3,551,540,159
Liabilities:
Cash collateral received upon return of:
Securities on loan	162,108,576
Payables and other liabilities:
Shares of beneficial interest redeemed	2,254,049
Investment management fees	899,253
Distribution and service fees	743,822
Transfer agent costs	6,986
Trustee and CCO fees	19,530
Audit and tax fees	21,745
Custody fees	31,509
Legal fees	19,729
Printing and shareholder reports fees	105,963
Other accrued expenses	42,846
Total liabilities	166,254,008
Net assets	$3,385,286,151
Net assets consist of:
Capital stock ($0.01 par value)	$2,554,107
Additional paid-in capital	2,569,753,809
Total distributable earnings (accumulated losses)	812,978,235
Net assets	$3,385,286,151
Net assets by class:
Initial Class	$5,344,799
Service Class	3,379,941,352
Shares outstanding:
Initial Class	396,026
Service Class	255,014,709
Net asset value and offering price per share:
Initial Class	$13.50
Service Class	13.25
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$39,367,517
Interest income from unaffiliated investments	110,381
Net income from securities lending	419,921
Total investment income	39,897,819
Expenses:
Investment management fees	5,125,828
Distribution and service fees:
Service Class	4,240,257
Transfer agent costs	19,153
Trustee and CCO fees	87,600
Audit and tax fees	26,607
Custody fees	37,683
Legal fees	137,533
Printing and shareholder reports fees	109,753
Other	90,363
Total expenses	9,874,777
Net investment income (loss)	30,023,042
Net realized gain (loss) on:
Unaffiliated investments	92,655,110
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	100,963,949
Net realized and change in unrealized gain (loss)	193,619,059
Net increase (decrease) in net assets resulting from operations	$223,642,101
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$30,023,042	$86,326,758
Net realized gain (loss)	92,655,110	259,695,580
Net change in unrealized appreciation (depreciation)	100,963,949	20,497,561
Net increase (decrease) in net assets resulting from operations	223,642,101	366,519,899
Dividends and/or distributions to shareholders:
Initial Class	—	(339,536)
Service Class	—	(237,065,727)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(237,405,263)
Capital share transactions:
Proceeds from shares sold:
Initial Class	130,243	229,934
Service Class	3,099,813	5,113,314
	3,230,056	5,343,248
Dividends and/or distributions reinvested:
Initial Class	—	339,536
Service Class	—	237,065,727
	—	237,405,263
Cost of shares redeemed:
Initial Class	(224,920)	(531,711)
Service Class	(326,616,049)	(649,725,474)
	(326,840,969)	(650,257,185)
Net increase (decrease) in net assets resulting from capital share transactions	(323,610,913)	(407,508,674)
Net increase (decrease) in net assets	(99,968,812)	(278,394,038)
Net assets:
Beginning of period/year	3,485,254,963	3,763,649,001
End of period/year	$3,385,286,151	$3,485,254,963
Capital share transactions - shares:
Shares issued:
Initial Class	10,211	18,223
Service Class	245,403	420,051
	255,614	438,274
Shares reinvested:
Initial Class	—	27,968
Service Class	—	19,838,136
	—	19,866,104
Shares redeemed:
Initial Class	(17,282)	(42,754)
Service Class	(25,569,493)	(53,262,153)
	(25,586,775)	(53,304,907)
Net increase (decrease) in shares outstanding:
Initial Class	(7,071)	3,437
Service Class	(25,324,090)	(33,003,966)
	(25,331,161)	(33,000,529)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.63	$12.19	$11.55	$11.12	$13.53	$13.10
Investment operations:
Net investment income (loss)(A)	0.13	0.33	0.31	0.27	0.20	0.20
Net realized and unrealized gain (loss)	0.74	1.00	0.77	1.17	(2.09)	1.05
Total investment operations	0.87	1.33	1.08	1.44	(1.89)	1.25
Dividends and/or distributions to shareholders:
Net investment income	—	(0.36)	(0.30)	(0.21)	(0.22)	(0.19)
Net realized gains	—	(0.53)	(0.14)	(0.80)	(0.30)	(0.63)
Total dividends and/or distributions to shareholders	—	(0.89)	(0.44)	(1.01)	(0.52)	(0.82)
Net asset value, end of period/year	$13.50	$12.63	$12.19	$11.55	$11.12	$13.53
Total return(B)	6.89%(C)	11.17%	9.39%	13.41%	(14.07)%	9.65%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,345	$5,089	$4,872	$4,970	$4,306	$3,985
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.33%(E)	0.33%	0.33%	0.33%	0.32%	0.32%
Including waiver and/or reimbursement and recapture	0.33%(E)	0.33%	0.33%	0.33%	0.32%(F)	0.32%(F)
Net investment income (loss) to average net assets	2.03%(E)	2.69%	2.53%	2.40%	1.66%	1.47%
Portfolio turnover rate	8%(C)	48%	16%	26%	158%	13%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.41	$12.00	$11.38	$10.96	$13.33	$12.92
Investment operations:
Net investment income (loss)(A)	0.11	0.29	0.27	0.24	0.15	0.16
Net realized and unrealized gain (loss)	0.73	0.97	0.76	1.15	(2.04)	1.04
Total investment operations	0.84	1.26	1.03	1.39	(1.89)	1.20
Dividends and/or distributions to shareholders:
Net investment income	—	(0.32)	(0.27)	(0.17)	(0.18)	(0.16)
Net realized gains	—	(0.53)	(0.14)	(0.80)	(0.30)	(0.63)
Total dividends and/or distributions to shareholders	—	(0.85)	(0.41)	(0.97)	(0.48)	(0.79)
Net asset value, end of period/year	$13.25	$12.41	$12.00	$11.38	$10.96	$13.33
Total return(B)	6.77%(C)	10.77%	9.07%	13.20%	(14.26)%	9.35%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,379,941	$3,480,166	$3,758,777	$4,094,912	$4,147,741	$5,491,585
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.58%(E)	0.58%	0.58%	0.58%	0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.58%(E)	0.58%	0.58%	0.58%	0.57%(F)	0.57%(F)
Net investment income (loss) to average net assets	1.77%(E)	2.41%	2.26%	2.10%	1.32%	1.21%
Portfolio turnover rate	8%(C)	48%	16%	26%	158%	13%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Balanced ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”) (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$162,108,576	$—	$—	$—	$162,108,576
Total Borrowings	$162,108,576	$—	$—	$—	$162,108,576
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2027
Service Class	0.62	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$263,296,001	$557,169,355
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$3,142,107,236	$449,357,763	$(64,886,466)	$384,471,297
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Balanced ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for its peer universe for the 10-year period, and below the median for its peer universe for the 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted that the constitution of the benchmark that the Fund uses to measure performance changed during the period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Goldman Sachs Managed Risk -Conservative
ETF VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 10.9%
iShares Core MSCI EAFE ETF (A)	99,889	$ 9,647,279
iShares Core MSCI Emerging Markets ETF (A)	135,610	11,233,932
iShares MSCI EAFE ETF (A)	80,169	8,327,956
iShares MSCI EAFE Small-Cap ETF (A)(B)	869	71,493
Vanguard FTSE Developed Markets ETF (C)	149,735	10,668,619
		39,949,279
U.S. Equity Funds - 26.2%
iShares Core S&P 500 ETF (A)	35,951	26,923,344
iShares Core S&P Mid-Cap ETF (A)	118,307	9,122,653
iShares Russell 2000 ETF (A)(B)	18,725	5,625,926
State Street SPDR S&P 500 ETF Trust (D)	36,117	26,971,092
Vanguard S&P 500 ETF (C)	39,302	26,993,007
		95,636,022
U.S. Fixed Income Funds - 62.4%
iShares Core U.S. Aggregate Bond ETF (A)	708,612	70,138,416
Schwab U.S. Aggregate Bond ETF (E)	3,071,596	71,046,016
Vanguard Intermediate-Term Corporate Bond ETF (B)(C)	201,423	16,647,611
Vanguard Total Bond Market ETF (C)	962,227	70,637,084
		228,469,127
Total Exchange-Traded Funds (Cost $343,498,410)		364,054,428
	Shares	Value
OTHER INVESTMENT COMPANY - 3.4%
Securities Lending Collateral - 3.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (F)	12,363,209	$ 12,363,209
Total Other Investment Company (Cost $12,363,209)		12,363,209
Total Investments (Cost $355,861,619)		376,417,637
Net Other Assets (Liabilities) - (2.9)%		(10,467,847)
Net Assets - 100.0%		$ 365,949,790
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$364,054,428	$—	$—	$364,054,428
Other Investment Company	12,363,209	—	—	12,363,209
Total Investments	$376,417,637	$—	$—	$376,417,637
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $20,128,911, collateralized by cash collateral of $12,363,209 and non-cash collateral, such as U.S. government securities of $8,208,499. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(D)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(E)	The shareholder reports for Schwab ETFs can be found at the following location: Our investment products | Schwab Funds.
(F)	Rate disclosed reflects the yield at June 30, 2026.
(G)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $355,861,619) (including securities loaned of $20,128,911)	$376,417,637
Cash	1,598,536
Receivables and other assets:
Investments sold	912,803
Net income from securities lending	8,643
Shares of beneficial interest sold	19,341
Dividends from unaffiliated investments	68,749
Prepaid expenses	1,476
Total assets	379,027,185
Liabilities:
Cash collateral received upon return of:
Securities on loan	12,363,209
Payables and other liabilities:
Shares of beneficial interest redeemed	481,131
Investment management fees	102,017
Distribution and service fees	80,626
Transfer agent costs	772
Trustee and CCO fees	2,209
Audit and tax fees	9,286
Custody fees	4,075
Legal fees	2,195
Printing and shareholder reports fees	19,987
Other accrued expenses	11,888
Total liabilities	13,077,395
Net assets	$365,949,790
Net assets consist of:
Capital stock ($0.01 par value)	$293,086
Additional paid-in capital	322,460,665
Total distributable earnings (accumulated losses)	43,196,039
Net assets	$365,949,790
Net assets by class:
Initial Class	$21,294
Service Class	365,928,496
Shares outstanding:
Initial Class	1,686
Service Class	29,306,912
Net asset value and offering price per share:
Initial Class	$12.63
Service Class	12.49
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$4,863,349
Interest income from unaffiliated investments	12,688
Net income from securities lending	43,172
Total investment income	4,919,209
Expenses:
Investment management fees	588,522
Distribution and service fees:
Service Class	465,614
Transfer agent costs	2,111
Trustee and CCO fees	9,682
Audit and tax fees	10,379
Custody fees	4,873
Legal fees	15,193
Printing and shareholder reports fees	20,537
Other	25,066
Total expenses	1,141,977
Net investment income (loss)	3,777,232
Net realized gain (loss) on:
Unaffiliated investments	4,972,267
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	8,939,727
Net realized and change in unrealized gain (loss)	13,911,994
Net increase (decrease) in net assets resulting from operations	$17,689,226
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$3,777,232	$10,565,382
Net realized gain (loss)	4,972,267	12,781,518
Net change in unrealized appreciation (depreciation)	8,939,727	14,256,539
Net increase (decrease) in net assets resulting from operations	17,689,226	37,603,439
Dividends and/or distributions to shareholders:
Initial Class	—	(875)
Service Class	—	(15,356,528)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(15,357,403)
Capital share transactions:
Proceeds from shares sold:
Initial Class	716	1,672
Service Class	2,478,207	7,501,146
	2,478,923	7,502,818
Dividends and/or distributions reinvested:
Initial Class	—	875
Service Class	—	15,356,528
	—	15,357,403
Cost of shares redeemed:
Initial Class	(2,797)	(152)
Service Class	(39,659,433)	(72,875,632)
	(39,662,230)	(72,875,784)
Net increase (decrease) in net assets resulting from capital share transactions	(37,183,307)	(50,015,563)
Net increase (decrease) in net assets	(19,494,081)	(27,769,527)
Net assets:
Beginning of period/year	385,443,871	413,213,398
End of period/year	$365,949,790	$385,443,871
Capital share transactions - shares:
Shares issued:
Initial Class	58	144
Service Class	206,872	640,727
	206,930	640,871
Shares reinvested:
Initial Class	—	75
Service Class	—	1,330,722
	—	1,330,797
Shares redeemed:
Initial Class	(233)	(13)
Service Class	(3,265,882)	(6,294,608)
	(3,266,115)	(6,294,621)
Net increase (decrease) in shares outstanding:
Initial Class	(175)	206
Service Class	(3,059,010)	(4,323,159)
	(3,059,185)	(4,322,953)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.03	$11.38	$11.37	$10.99	$12.89	$12.92
Investment operations:
Net investment income (loss)(A)	0.14	0.35	0.32	0.29	0.21	0.20
Net realized and unrealized gain (loss)	0.46	0.80	0.48	0.87	(1.70)	0.19
Total investment operations	0.60	1.15	0.80	1.16	(1.49)	0.39
Dividends and/or distributions to shareholders:
Net investment income	—	(0.37)	(0.33)	(0.24)	(0.23)	(0.24)
Net realized gains	—	(0.13)	(0.46)	(0.54)	(0.18)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.50)	(0.79)	(0.78)	(0.41)	(0.42)
Net asset value, end of period/year	$12.63	$12.03	$11.38	$11.37	$10.99	$12.89
Total return(B)	4.99%(C)	10.27%	7.01%	10.91%	(11.66)%	3.00%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$21	$22	$19	$22	$19	$20
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.36%(E)	0.36%	0.35%	0.35%	0.34%	0.33%
Including waiver and/or reimbursement and recapture	0.36%(E)	0.36%	0.35%	0.35%	0.34%	0.33%
Net investment income (loss) to average net assets	2.29%(E)	2.97%	2.74%	2.56%	1.82%	1.55%
Portfolio turnover rate	6%(C)	37%	12%	141%	93%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.91	$11.26	$11.26	$10.89	$12.76	$12.80
Investment operations:
Net investment income (loss)(A)	0.12	0.31	0.29	0.25	0.18	0.16
Net realized and unrealized gain (loss)	0.46	0.80	0.46	0.86	(1.68)	0.18
Total investment operations	0.58	1.11	0.75	1.11	(1.50)	0.34
Dividends and/or distributions to shareholders:
Net investment income	—	(0.33)	(0.29)	(0.20)	(0.19)	(0.20)
Net realized gains	—	(0.13)	(0.46)	(0.54)	(0.18)	(0.18)
Total dividends and/or distributions to shareholders	—	(0.46)	(0.75)	(0.74)	(0.37)	(0.38)
Net asset value, end of period/year	$12.49	$11.91	$11.26	$11.26	$10.89	$12.76
Total return(B)	4.87%(C)	10.07%	6.69%	10.59%	(11.83)%	2.76%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$365,929	$385,422	$413,194	$462,426	$489,352	$643,486
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.61%(E)	0.61%	0.60%	0.60%	0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.61%(E)	0.61%	0.60%	0.60%	0.59%(F)	0.58%(F)
Net investment income (loss) to average net assets	2.03%(E)	2.67%	2.49%	2.26%	1.53%	1.28%
Portfolio turnover rate	6%(C)	37%	12%	141%	93%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Conservative ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”) (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal,
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$12,363,209	$—	$—	$—	$12,363,209
Total Borrowings	$12,363,209	$—	$—	$—	$12,363,209
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2027
Service Class	0.62	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$21,062,180	$53,871,360
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$355,861,619	$33,959,335	$(13,403,317)	$20,556,018
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Conservative ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022, pursuant to its current investment strategies. The Trustees also noted that the constitution of the benchmark that the Portfolio uses to measure performance changed during the period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk -
Conservative ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Goldman Sachs Managed Risk - Growth ETF VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.3%
International Equity Funds - 23.6%
iShares Core MSCI EAFE ETF (A)	947,863	$ 91,544,609
iShares Core MSCI Emerging Markets ETF (A)	1,393,292	115,420,309
iShares MSCI EAFE ETF (A)	876,541	91,055,079
iShares MSCI EAFE Small-Cap ETF (A)(B)	28,693	2,360,573
Vanguard FTSE Developed Markets ETF (C)	1,309,568	93,306,720
		393,687,290
U.S. Equity Funds - 54.9%
iShares Core S&P 500 ETF (A)	387,032	289,844,395
iShares Core S&P Mid-Cap ETF (A)	926,785	71,464,391
iShares Russell 2000 ETF (A)(B)	201,400	60,510,630
State Street SPDR S&P 500 ETF Trust (D)	232,129	173,346,973
Vanguard S&P 500 ETF (C)	466,470	320,376,261
		915,542,650
U.S. Fixed Income Funds - 20.8%
iShares Core U.S. Aggregate Bond ETF (A)	1,254,079	124,128,739
Vanguard Intermediate-Term Corporate Bond ETF (B)(C)	1,196,627	98,901,221
Vanguard Total Bond Market ETF (C)	1,703,619	125,062,671
		348,092,631
Total Exchange-Traded Funds (Cost $1,329,954,382)		1,657,322,571
	Shares	Value
OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.63% (E)	47,318,284	$ 47,318,284
Total Other Investment Company (Cost $47,318,284)		47,318,284
Total Investments (Cost $1,377,272,666)		1,704,640,855
Net Other Assets (Liabilities) - (2.2)%		(36,023,461)
Net Assets - 100.0%		$ 1,668,617,394
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,657,322,571	$—	$—	$1,657,322,571
Other Investment Company	47,318,284	—	—	47,318,284
Total Investments	$1,704,640,855	$—	$—	$1,704,640,855
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	The shareholder reports for the iShares ETFs and BlackRock ETFs can be found at the following location: https://blackrock.com/fundreports.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $102,699,948, collateralized by cash collateral of $47,318,284 and non-cash collateral, such as U.S. government securities of $57,672,264. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for Vanguard ETFs can be found at the following location: Vanguard - Forms and Literature.
(D)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(E)	Rate disclosed reflects the yield at June 30, 2026.
(F)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,377,272,666) (including securities loaned of $102,699,948)	$1,704,640,855
Cash	8,347,516
Receivables and other assets:
Investments sold	4,189,279
Net income from securities lending	42,195
Dividends from unaffiliated investments	452,540
Prepaid expenses	6,427
Total assets	1,717,678,812
Liabilities:
Cash collateral received upon return of:
Securities on loan	47,318,284
Payables and other liabilities:
Shares of beneficial interest redeemed	805,367
Investment management fees	444,962
Distribution and service fees	365,193
Transfer agent costs	3,393
Trustee and CCO fees	9,211
Audit and tax fees	14,405
Custody fees	15,392
Legal fees	9,373
Printing and shareholder reports fees	51,333
Other accrued expenses	24,505
Total liabilities	49,061,418
Net assets	$1,668,617,394
Net assets consist of:
Capital stock ($0.01 par value)	$1,293,138
Additional paid-in capital	1,036,477,974
Total distributable earnings (accumulated losses)	630,846,282
Net assets	$1,668,617,394
Net assets by class:
Initial Class	$5,590,902
Service Class	1,663,026,492
Shares outstanding:
Initial Class	423,027
Service Class	128,890,758
Net asset value and offering price per share:
Initial Class	$13.22
Service Class	12.90
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income from unaffiliated investments	$15,371,081
Interest income from unaffiliated investments	52,057
Net income from securities lending	222,896
Total investment income	15,646,034
Expenses:
Investment management fees	2,509,139
Distribution and service fees:
Service Class	2,059,523
Transfer agent costs	9,285
Trustee and CCO fees	42,252
Audit and tax fees	17,242
Custody fees	18,440
Legal fees	66,291
Printing and shareholder reports fees	52,023
Other	52,386
Total expenses	4,826,581
Net investment income (loss)	10,819,453
Net realized gain (loss) on:
Unaffiliated investments	77,583,555
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	66,343,037
Net realized and change in unrealized gain (loss)	143,926,592
Net increase (decrease) in net assets resulting from operations	$154,746,045
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$10,819,453	$32,381,553
Net realized gain (loss)	77,583,555	207,892,083
Net change in unrealized appreciation (depreciation)	66,343,037	(43,273,792)
Net increase (decrease) in net assets resulting from operations	154,746,045	196,999,844
Dividends and/or distributions to shareholders:
Initial Class	—	(415,854)
Service Class	—	(137,034,116)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(137,449,970)
Capital share transactions:
Proceeds from shares sold:
Initial Class	196,374	264,022
Service Class	1,827,014	6,733,627
	2,023,388	6,997,649
Dividends and/or distributions reinvested:
Initial Class	—	415,854
Service Class	—	137,034,116
	—	137,449,970
Cost of shares redeemed:
Initial Class	(337,077)	(802,311)
Service Class	(173,014,160)	(343,200,389)
	(173,351,237)	(344,002,700)
Net increase (decrease) in net assets resulting from capital share transactions	(171,327,849)	(199,555,081)
Net increase (decrease) in net assets	(16,581,804)	(140,005,207)
Net assets:
Beginning of period/year	1,685,199,198	1,825,204,405
End of period/year	$1,668,617,394	$1,685,199,198
Capital share transactions - shares:
Shares issued:
Initial Class	15,763	22,399
Service Class	152,118	582,297
	167,881	604,696
Shares reinvested:
Initial Class	—	36,319
Service Class	—	12,235,189
	—	12,271,508
Shares redeemed:
Initial Class	(26,955)	(68,270)
Service Class	(14,148,112)	(29,859,142)
	(14,175,067)	(29,927,412)
Net increase (decrease) in shares outstanding:
Initial Class	(11,192)	(9,552)
Service Class	(13,995,994)	(17,041,656)
	(14,007,186)	(17,051,208)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$12.03	$11.63	$10.58	$9.35	$11.81	$10.96
Investment operations:
Net investment income (loss)(A)	0.10	0.25	0.23	0.21	0.16	0.16
Net realized and unrealized gain (loss)	1.09	1.16	1.20	1.45	(1.83)	1.38
Total investment operations	1.19	1.41	1.43	1.66	(1.67)	1.54
Dividends and/or distributions to shareholders:
Net investment income	—	(0.27)	(0.24)	(0.17)	(0.18)	(0.13)
Net realized gains	—	(0.74)	(0.14)	(0.26)	(0.61)	(0.56)
Total dividends and/or distributions to shareholders	—	(1.01)	(0.38)	(0.43)	(0.79)	(0.69)
Net asset value, end of period/year	$13.22	$12.03	$11.63	$10.58	$9.35	$11.81
Total return(B)	9.89%(C)	12.49%	13.52%	18.08%	(14.32)%	14.25%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,591	$5,223	$5,159	$4,982	$3,886	$4,709
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.33%(E)	0.34%	0.33%	0.34%	0.33%	0.32%
Including waiver and/or reimbursement and recapture	0.33%(E)	0.34%	0.33%	0.34%	0.33%(F)	0.32%(F)
Net investment income (loss) to average net assets	1.59%(E)	2.16%	1.99%	2.10%	1.58%	1.41%
Portfolio turnover rate	5%(C)	68%	13%	3%	197%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$11.76	$11.38	$10.36	$9.17	$11.59	$10.76
Investment operations:
Net investment income (loss)(A)	0.08	0.22	0.19	0.17	0.13	0.13
Net realized and unrealized gain (loss)	1.06	1.13	1.18	1.42	(1.79)	1.36
Total investment operations	1.14	1.35	1.37	1.59	(1.66)	1.49
Dividends and/or distributions to shareholders:
Net investment income	—	(0.23)	(0.21)	(0.14)	(0.15)	(0.10)
Net realized gains	—	(0.74)	(0.14)	(0.26)	(0.61)	(0.56)
Total dividends and/or distributions to shareholders	—	(0.97)	(0.35)	(0.40)	(0.76)	(0.66)
Net asset value, end of period/year	$12.90	$11.76	$11.38	$10.36	$9.17	$11.59
Total return(B)	9.69%(C)	12.27%	13.23%	17.68%	(14.52)%	14.05%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,663,026	$1,679,976	$1,820,045	$1,940,836	$1,904,091	$2,547,419
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.58%(E)	0.59%	0.58%	0.58%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.58%(E)	0.59%	0.58%	0.58%	0.58%(F)	0.57%(F)
Net investment income (loss) to average net assets	1.31%(E)	1.87%	1.71%	1.79%	1.30%	1.12%
Portfolio turnover rate	5%(C)	68%	13%	3%	197%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk - Growth ETF VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The Portfolio, a “fund of funds,” seeks to achieve its investment objective by investing its assets primarily in a combination of underlying third-party exchange-traded funds (“ETFs”) (hereafter referred to as "Underlying Funds"). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with this report. The Underlying Funds’ shareholder reports are not covered by this report.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2026.
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$47,318,284	$—	$—	$—	$47,318,284
Total Borrowings	$47,318,284	$—	$—	$—	$47,318,284
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.
Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2027
Service Class	0.62	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities	Sales of Securities
$90,371,708	$253,099,312
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$1,377,272,666	$337,020,362	$(9,652,173)	$327,368,189
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Growth ETF VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2022, pursuant to its current investment strategies. The Trustees also noted that the constitution of the benchmark that the Portfolio uses to measure performance changed during the period.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica Great Lakes Advisors Large Cap Value VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 5.6%
Boeing Co. (A)	6,890	$ 1,491,478
RTX Corp.	12,920	2,451,312
Textron, Inc.	10,516	964,633
		4,907,423
Automobiles - 2.0%
General Motors Co.	23,121	1,782,167
Banks - 8.7%
Bank of America Corp.	34,068	1,941,195
JPMorgan Chase & Co.	10,062	3,293,594
Wells Fargo & Co.	29,035	2,399,452
		7,634,241
Beverages - 1.9%
PepsiCo, Inc.	12,244	1,657,838
Biotechnology - 3.5%
AbbVie, Inc.	5,782	1,454,983
Gilead Sciences, Inc.	12,754	1,611,340
		3,066,323
Broadline Retail - 6.3%
Amazon.com, Inc. (A)	23,073	5,499,219
Capital Markets - 6.5%
Blackrock, Inc.	2,157	2,074,085
Goldman Sachs Group, Inc.	2,190	2,214,900
Intercontinental Exchange, Inc.	11,530	1,419,458
		5,708,443
Chemicals - 2.6%
Linde PLC	4,480	2,324,851
Communications Equipment - 1.4%
Motorola Solutions, Inc.	2,864	1,189,391
Construction & Engineering - 2.7%
Quanta Services, Inc.	3,248	2,338,690
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	2,991	1,724,910
Electric Utilities - 2.5%
Constellation Energy Corp.	2,749	682,769
Duke Energy Corp.	11,611	1,469,720
		2,152,489
Electrical Equipment - 2.1%
Rockwell Automation, Inc.	3,747	1,855,065
Entertainment - 1.9%
Walt Disney Co.	17,249	1,660,216
Food Products - 1.1%
Mondelez International, Inc., Class A	16,972	981,660
Ground Transportation - 2.4%
CSX Corp.	45,224	2,149,497
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	17,303	$ 1,570,074
Health Care Providers & Services - 1.5%
Cencora, Inc.	4,695	1,328,591
Industrial REITs - 1.4%
Prologis, Inc.	9,345	1,265,967
Insurance - 2.2%
Hartford Insurance Group, Inc.	14,867	1,970,175
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A	5,126	1,831,878
Meta Platforms, Inc., Class A	2,441	1,374,991
		3,206,869
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	2,704	1,355,677
Machinery - 2.6%
Parker-Hannifin Corp.	2,347	2,295,648
Media - 1.6%
Fox Corp., Class A	27,355	1,426,837
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	20,118	1,265,221
Oil, Gas & Consumable Fuels - 5.0%
ConocoPhillips	13,967	1,452,009
Exxon Mobil Corp.	21,214	2,900,378
		4,352,387
Passenger Airlines - 2.5%
Delta Air Lines, Inc.	22,977	2,152,026
Pharmaceuticals - 2.5%
Merck & Co., Inc.	17,245	2,215,982
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.	2,806	1,059,967
Micron Technology, Inc.	1,452	1,676,029
		2,735,996
Software - 4.2%
Microsoft Corp.	9,982	3,723,486
Specialized REITs - 1.2%
American Tower Corp.	6,217	1,016,915
Specialty Retail - 3.9%
Lowe's Cos., Inc.	5,987	1,320,074
TJX Cos., Inc.	14,104	2,136,756
		3,456,830
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	16,000	$ 4,629,760
Total Common Stocks (Cost $64,914,434)		86,600,864
Total Investments (Cost $64,914,434)		86,600,864
Net Other Assets (Liabilities) - 1.5%		1,352,338
Net Assets - 100.0%		$ 87,953,202
INVESTMENT VALUATION:

Valuation Inputs (B)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$86,600,864	$—	$—	$86,600,864
Total Investments	$86,600,864	$—	$—	$86,600,864
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $64,914,434)	$86,600,864
Cash	1,387,365
Receivables and other assets:
Shares of beneficial interest sold	33
Dividends	62,024
Prepaid expenses	344
Total assets	88,050,630
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	9,244
Investment management fees	45,768
Distribution and service fees	19,263
Transfer agent costs	151
Trustee and CCO fees	401
Audit and tax fees	10,724
Custody fees	2,503
Legal fees	25
Printing and shareholder reports fees	3,490
Other accrued expenses	5,859
Total liabilities	97,428
Net assets	$87,953,202
Net assets consist of:
Capital stock ($0.01 par value)	$49,922
Additional paid-in capital	52,496,898
Total distributable earnings (accumulated losses)	35,406,382
Net assets	$87,953,202
Shares outstanding	4,992,158
Net asset value and offering price per share	$17.62
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$614,156
Interest income	10,727
Total investment income	624,883
Expenses:
Investment management fees	252,734
Distribution and service fees	106,369
Transfer agent costs	461
Trustee and CCO fees	2,131
Audit and tax fees	11,852
Custody fees	2,851
Legal fees	3,099
Printing and shareholder reports fees	4,363
Other	8,050
Total expenses	391,910
Net investment income (loss)	232,973
Net realized gain (loss) on:
Investments	9,548,005
Net change in unrealized appreciation (depreciation) on:
Investments	(2,482,932)
Net realized and change in unrealized gain (loss)	7,065,073
Net increase (decrease) in net assets resulting from operations	$7,298,046
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$232,973	$563,601
Net realized gain (loss)	9,548,005	3,646,602
Net change in unrealized appreciation (depreciation)	(2,482,932)	11,586,393
Net increase (decrease) in net assets resulting from operations	7,298,046	15,796,596
Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(2,221,201)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,221,201)
Capital share transactions:
Proceeds from shares sold	4,494,006	9,929,084
Dividends and/or distributions reinvested	—	2,221,201
Cost of shares redeemed	(6,614,604)	(12,078,580)
Net increase (decrease) in net assets resulting from capital share transactions	(2,120,598)	71,705
Net increase (decrease) in net assets	5,177,448	13,647,100
Net assets:
Beginning of period/year	82,775,754	69,128,654
End of period/year	$87,953,202	$82,775,754
Capital share transactions - shares:
Shares issued	266,015	679,628
Shares reinvested	—	148,874
Shares redeemed	(394,125)	(838,467)
Net increase (decrease) in shares outstanding	(128,110)	(9,965)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$16.17	$13.47	$12.15	$11.41	$12.80	$10.14
Investment operations:
Net investment income (loss)(A)	0.05	0.11	0.12	0.12	0.11	0.04
Net realized and unrealized gain (loss)	1.40	3.04	1.92	1.30	(1.06)	3.04
Total investment operations	1.45	3.15	2.04	1.42	(0.95)	3.08
Dividends and/or distributions to shareholders:
Net investment income	—	(0.12)	(0.12)	(0.11)	(0.03)	(0.09)
Net realized gains	—	(0.33)	(0.60)	(0.57)	(0.41)	(0.33)
Total dividends and/or distributions to shareholders	—	(0.45)	(0.72)	(0.68)	(0.44)	(0.42)
Net asset value, end of period/year	$17.62	$16.17	$13.47	$12.15	$11.41	$12.80
Total return(B)	8.97%(C)	23.65%	16.82%	12.78%	(7.38)%	30.56%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$87,953	$82,776	$69,129	$58,408	$54,982	$46,827
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.92%(D)	0.94%	0.94%	0.97%	0.94%	0.99%
Including waiver and/or reimbursement and recapture	0.92%(D)	0.94%	0.94%	0.97%	0.94%	1.17%
Net investment income (loss) to average net assets	0.55%(D)	0.76%	0.91%	1.06%	0.93%	0.38%
Portfolio turnover rate	15%(C)	21%	18%	21%	29%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Great Lakes Advisors Large Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2026, commissions recaptured are $61.
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
3. INVESTMENT VALUATION (continued)
that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
4. SECURITIES AND OTHER INVESTMENTS
Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year-end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.
REITs held at June 30, 2026, if any, are identified within the Schedule of Investments.
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)
to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
6. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. RISK FACTORS (continued)
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Real estate investment trusts ("REITs") risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.
7. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2026
Service Class	0.98%	May 1, 2027
Prior to May 1, 2026
Service Class	1.01
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio's shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets up to an annual fee of 0.25% of Service Class shares.
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
8. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$12,303,947	$—	$13,970,974	$—
9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$64,914,434	$23,533,014	$(1,846,584)	$21,686,430
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Great Lakes Advisors Large Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Great Lakes Advisors, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds. custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was above the medians for its peer universe and the benchmark that TAM utilizes to measure performance of the Portfolio for the past 1-, 3-, and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020, pursuant to its current investment strategies.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Great Lakes Advisors Large Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
1801 California St., Suite 5200
Denver, CO 80202
Visit transamerica.com
Call 800-851-9777
5704329 06/26
©2026 Transamerica Corporation. All Rights Reserved.

Transamerica Series Trust Semi-Annual Financial Statements
(Includes N-CSR Items 7-11)
Transamerica International Focus VP
June 30, 2026
Transamerica Capital, LLC
Customer Service: 800-851-9777
1801 California St., Suite 5200
Denver, CO 80202

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Portfolio’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS
FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS
At June 30, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Canada - 9.8%
Alimentation Couche-Tard, Inc.	148,742	$ 9,480,893
Dollarama, Inc.	30,174	3,991,712
Shopify, Inc., Class A (A)	52,161	5,955,743
Waste Connections, Inc.	52,462	8,744,891
		28,173,239
France - 8.4%
EssilorLuxottica SA	22,518	4,228,239
Hermes International SCA	2,440	4,462,013
Safran SA	39,536	15,580,374
		24,270,626
Germany - 4.3%
CTS Eventim AG & Co. KGaA	72,492	4,234,163
Siemens Energy AG	43,136	8,223,511
		12,457,674
Hong Kong - 3.3%
AIA Group Ltd.	1,026,300	9,396,014
Italy - 3.1%
Ferrari NV (B)	24,298	9,045,902
Japan - 22.0%
Ajinomoto Co., Inc.	426,900	15,564,415
Hoya Corp.	68,900	11,113,658
ITOCHU Corp.	908,700	10,370,660
Japan Elevator Service Holdings Co. Ltd.	653,700	7,021,187
Keyence Corp.	21,800	11,019,616
Pan Pacific International Holdings Corp.	1,647,500	8,350,420
		63,439,956
Netherlands - 6.1%
Adyen NV (A)(C)	6,379	5,984,250
ASML Holding NV	5,866	11,670,055
		17,654,305
	Shares	Value
COMMON STOCKS (continued)
Norway - 2.3%
Salmar ASA	143,195	$ 6,701,744
Republic of Korea - 6.4%
SK Hynix, Inc.	10,384	18,323,422
Sweden - 2.1%
Lagercrantz Group AB, B Shares	234,678	6,188,485
Switzerland - 7.5%
Belimo Holding AG	8,603	9,673,016
Galderma Group AG	41,844	9,517,310
SMG Swiss Marketplace Group AG (C)	75,139	2,383,462
		21,573,788
Taiwan - 7.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	45,347	21,656,367
United Kingdom - 7.5%
3i Group PLC	212,334	6,982,365
ARM Holdings PLC, ADR (A)	12,779	4,531,050
Compass Group PLC	315,721	10,200,735
		21,714,150
United States - 6.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	81,183	7,723,751
Linde PLC	21,361	11,085,077
		18,808,828
Total Common Stocks (Cost $245,344,042)		279,404,500
Total Investments (Cost $245,344,042)		279,404,500
Net Other Assets (Liabilities) - 3.2%		9,346,759
Net Assets - 100.0%		$ 288,751,259
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	20.1%	$56,180,894
Food Products	8.0	22,266,159
Electronic Equipment, Instruments & Components	6.2	17,208,101
Commercial Services & Supplies	5.6	15,766,078
Aerospace & Defense	5.6	15,580,374
Health Care Equipment & Supplies	5.5	15,341,897
Broadline Retail	4.4	12,342,132
Entertainment	4.3	11,957,914
Chemicals	4.0	11,085,077
Trading Companies & Distributors	3.7	10,370,660
Hotels, Restaurants & Leisure	3.6	10,200,735
Building Products	3.5	9,673,016
Pharmaceuticals	3.4	9,517,310
Consumer Staples Distribution & Retail	3.4	9,480,893
Insurance	3.4	9,396,014
Automobiles	3.2	9,045,902
Electrical Equipment	2.9	8,223,511
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At June 30, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Capital Markets	2.5%	$6,982,365
Financial Services	2.1	5,984,250
IT Services	2.1	5,955,743
Textiles, Apparel & Luxury Goods	1.6	4,462,013
Interactive Media & Services	0.9	2,383,462
Total Investments	100.0%	$ 279,404,500
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$104,086,176	$175,318,324	$—	$279,404,500
Total Investments	$104,086,176	$175,318,324	$—	$279,404,500
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $9,045,902, collateralized by non-cash collateral, such as U.S.
government securities of $9,227,166. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the total value of 144A securities is $8,367,712, representing 2.9% of the
Portfolio's net assets.

(D)
There were no transfers in or out of Level 3 during the six-month period ended June 30, 2026. Please reference the Investment Valuation section of the
Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

STATEMENT OF ASSETS AND LIABILITIES
At June 30, 2026
(unaudited)

Assets:
Investments, at value (cost $245,344,042) (including securities loaned of $9,045,902)	$279,404,500
Cash	8,287,204
Receivables and other assets:
Investments sold	1,428,342
Net income from securities lending	1,822
Shares of beneficial interest sold	71
Dividends	413,677
Tax reclaims	1,095,412
Prepaid expenses	1,137
Total assets	290,632,165
Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	1,589,177
Investment management fees	185,872
Distribution and service fees	18,102
Transfer agent costs	648
Trustee and CCO fees	1,590
Audit and tax fees	16,158
Custody fees	22,430
Legal fees	3,399
Printing and shareholder reports fees	33,923
Other accrued expenses	9,607
Total liabilities	1,880,906
Net assets	$288,751,259
Net assets consist of:
Capital stock ($0.01 par value)	$355,597
Additional paid-in capital	246,989,609
Total distributable earnings (accumulated losses)	41,406,053
Net assets	$288,751,259
Net assets by class:
Initial Class	$203,888,910
Service Class	84,862,349
Shares outstanding:
Initial Class	24,881,820
Service Class	10,677,865
Net asset value and offering price per share:
Initial Class	$8.19
Service Class	7.95
STATEMENT OF OPERATIONS
For the period ended June 30, 2026
(unaudited)

Investment income:
Dividend income	$2,151,309
Interest income	81,857
Net income from securities lending	8,529
Withholding taxes on foreign income	(208,852)
Total investment income	2,032,843
Expenses:
Investment management fees	1,022,113
Distribution and service fees:
Service Class	101,728
Transfer agent costs	1,566
Trustee and CCO fees	6,883
Audit and tax fees	14,149
Custody fees	29,113
Legal fees	12,208
Printing and shareholder reports fees	37,255
Other	11,150
Total expenses	1,236,165
Net investment income (loss)	796,678
Net realized gain (loss) on:
Investments	6,609,057
Foreign currency transactions	47,857
Net realized gain (loss)	6,656,914
Net change in unrealized appreciation (depreciation) on:
Investments	12,574,488
Translation of assets and liabilities denominated in foreign currencies	(36,994)
Net change in unrealized appreciation (depreciation)	12,537,494
Net realized and change in unrealized gain (loss)	19,194,408
Net increase (decrease) in net assets resulting from operations	$19,991,086
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

STATEMENT OF CHANGES IN NET ASSETS
For the period and year ended:

	June 30, 2026 (unaudited)	December 31, 2025
From operations:
Net investment income (loss)	$796,678	$668,986
Net realized gain (loss)	6,656,914	390,882
Net change in unrealized appreciation (depreciation)	12,537,494	19,919,063
Net increase (decrease) in net assets resulting from operations	19,991,086	20,978,931
Dividends and/or distributions to shareholders:
Initial Class	—	(26,350,487)
Service Class	—	(10,652,049)
Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,002,536)
Capital share transactions:
Proceeds from shares sold:
Initial Class	23,498,014	32,920,272
Service Class	1,344,725	3,853,335
	24,842,739	36,773,607
Dividends and/or distributions reinvested:
Initial Class	—	26,350,487
Service Class	—	10,652,049
	—	37,002,536
Cost of shares redeemed:
Initial Class	(53,717,244)	(66,244,050)
Service Class	(7,677,753)	(14,168,428)
	(61,394,997)	(80,412,478)
Net increase (decrease) in net assets resulting from capital share transactions	(36,552,258)	(6,636,335)
Net increase (decrease) in net assets	(16,561,172)	(22,659,940)
Net assets:
Beginning of period/year	305,312,431	327,972,371
End of period/year	$288,751,259	$305,312,431
Capital share transactions - shares:
Shares issued:
Initial Class	3,077,155	3,888,711
Service Class	182,149	481,511
	3,259,304	4,370,222
Shares reinvested:
Initial Class	—	3,293,811
Service Class	—	1,370,920
	—	4,664,731
Shares redeemed:
Initial Class	(6,962,850)	(7,699,153)
Service Class	(1,032,742)	(1,724,424)
	(7,995,592)	(9,423,577)
Net increase (decrease) in shares outstanding:
Initial Class	(3,885,695)	(516,631)
Service Class	(850,593)	128,007
	(4,736,288)	(388,624)
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$7.64	$8.12	$8.67	$7.86	$10.77	$9.84
Investment operations:
Net investment income (loss)(A)	0.03	0.02	0.14	0.19	0.19	0.18
Net realized and unrealized gain (loss)	0.52	0.55	(0.19)	0.79	(2.36)	0.88
Total investment operations	0.55	0.57	(0.05)	0.98	(2.17)	1.06
Dividends and/or distributions to shareholders:
Net investment income	—	(0.15)	(0.21)	(0.17)	(0.27)	(0.13)
Net realized gains	—	(0.90)	(0.29)	—	(0.47)	—
Total dividends and/or distributions to shareholders	—	(1.05)	(0.50)	(0.17)	(0.74)	(0.13)
Net asset value, end of period/year	$8.19	$7.64	$8.12	$8.67	$7.86	$10.77
Total return(B)	7.20%(C)	6.47%	(1.05)%	12.53%	(20.04)%	10.82%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$203,889	$219,776	$237,774	$265,064	$262,221	$357,374
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83%(D)	0.83%	0.86%	0.85%	0.82%	0.83%
Including waiver and/or reimbursement and recapture	0.83%(D)	0.83%	0.86%	0.85%	0.82%	0.83%
Net investment income (loss) to average net assets	0.66%(D)	0.28%	1.60%	2.28%	2.23%	1.71%
Portfolio turnover rate	30%(C)	29%	142%	39%	36%	20%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

FINANCIAL HIGHLIGHTS (continued)
For a share outstanding during the period and years indicated:	Service Class
	June 30, 2026 (unaudited)	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of period/year	$7.42	$7.91	$8.46	$7.67	$10.53	$9.62
Investment operations:
Net investment income (loss)(A)	0.02	0.00 (B)	0.11	0.17	0.17	0.15
Net realized and unrealized gain (loss)	0.51	0.54	(0.18)	0.77	(2.32)	0.87
Total investment operations	0.53	0.54	(0.07)	0.94	(2.15)	1.02
Dividends and/or distributions to shareholders:
Net investment income	—	(0.13)	(0.19)	(0.15)	(0.24)	(0.11)
Net realized gains	—	(0.90)	(0.29)	—	(0.47)	—
Total dividends and/or distributions to shareholders	—	(1.03)	(0.48)	(0.15)	(0.71)	(0.11)
Net asset value, end of period/year	$7.95	$7.42	$7.91	$8.46	$7.67	$10.53
Total return(C)	7.14%(D)	6.24%	(1.33)%	12.27%	(20.29)%	10.63%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$84,862	$85,536	$90,198	$97,600	$98,643	$137,574
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%(E)	1.08%	1.11%	1.10%	1.07%	1.08%
Including waiver and/or reimbursement and recapture	1.08%(E)	1.08%	1.11%(F)	1.10%	1.07%	1.08%
Net investment income (loss) to average net assets	0.42%(E)	0.04%	1.31%	2.08%	1.98%	1.45%
Portfolio turnover rate	30%(D)	29%	142%	39%	36%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Not annualized.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.
The Notes to Financial Statements are an integral part of this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS
At June 30, 2026
(unaudited)
1. ORGANIZATION
Transamerica Series Trust ("TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Focus VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.
The only shareholders of the Portfolio are affiliated insurance company separate accounts and/or affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”
This report must be accompanied or preceded by the Portfolio's current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.
Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio's investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.
TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of the Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio's investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for the Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio's Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio's independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.
TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio's custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio's independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
1. ORGANIZATION (continued)
management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2026, (i) the expenses paid to State Street for sub-administration services by the Portfolio, if any, are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio, if any, are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.
2. SIGNIFICANT ACCOUNTING POLICIES
In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.
Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.
Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.
Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.
Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.
Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.
Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.
Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other Portfolios within TST, or by any other party.
There were no commissions recaptured during the period ended June 30, 2026 by the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.
3. INVESTMENT VALUATION
TAM has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at June 30, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
4. BORROWINGS AND OTHER FINANCING TRANSACTIONS
The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio's assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio's total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions. For the period ended June 30, 2026, the Portfolio has not entered into any secured borrowing arrangements.
Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2026, the Portfolio has not utilized the program.
Line of credit: Effective December 30, 2025, certain portfolios and funds advised by TAM entered into a committed line of credit with an available amount of $50 million provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
Interest is charged to the Portfolio based on the Portfolio's borrowing at a rate equal to 1.25% plus the higher of (1) the Effective Federal Funds Rate and (2) the Overnight Bank Funding Rate.
The Portfolio agreed to pay a portion of the upfront fee of 0.05% annually on the committed amount and a portion of the commitment fees of 0.20% per year on the unused portion of the line of credit during the preceding calendar quarter.
The Portfolio had no amounts outstanding as of June 30, 2026, or at any time during the period then ended.
Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.
The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, money market fund and U.S. Government securities held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust — Government Money Market Portfolio.
The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2026, if any, are shown on a gross basis within the Schedule of Investments.
5. RISK FACTORS
Investing in the Portfolio involves risks, including certain key risks summarized below. Please reference the Portfolio's summary prospectus and prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Portfolio.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
Market risk: The market prices of the Portfolio's securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the Portfolio's securities and assets fall, the value of your investment in the Portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio's investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the Portfolio's investments, and generally for economies and markets in the U.S. and elsewhere.
Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused investing risk: To the extent the Portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the Portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Currency risk: The value of a Portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
5. RISK FACTORS (continued)
affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management risk: The value of your investment may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the Portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
6. FEES AND OTHER AFFILIATED TRANSACTIONS
TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company ("TLIC") and Transamerica Financial Life Insurance Company.
TAM, the Portfolio's investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares and a publicly traded international insurance group.
Transamerica Fund Services, Inc. ("TFS") is the Portfolio's transfer agent. Transamerica Capital, LLC (“TCL”) is the Portfolio's distributor/principal underwriter. TAM, TFS and TCL are affiliates of Aegon Ltd.
Certain officers and trustees of the Portfolio may also be officers and/or trustees of TAM, TFS and TCL. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.
Investment management fees: TAM serves as the Portfolio's investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.
The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:
Breakpoints	Rate
First $500 million	0.750%
Over $500 million up to $1 billion	0.740
Over $1 billion up to $2 billion	0.690
Over $2 billion up to $3 billion	0.675
Over $3 billion	0.660
TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Portfolio's business, exceed the following stated annual operating expense limits to the Portfolio's daily average net
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)
assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.
Class	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2027
Service Class	1.13	May 1, 2027
TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2026, are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.
TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust's officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2026, there are no amounts available for recapture by TAM.
Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCL as the Portfolio’s distributor.
The Distribution Plan requires the Portfolio to pay distribution fees to TCL as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCL, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.
The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCL has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2027. Prior to TCL seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCL based on daily average net assets of each applicable class up to the following annual rates:
Class	Rate
Initial Class	0.15%
Service Class	0.25
Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C GIDS related to applicable sub-transfer agency services. For the period ended June 30, 2026, (i) the expenses paid to SS&C GIDS by the Portfolio are referred to as transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C GIDS by the Portfolio are referred to as transfer agent costs within the Statement of Assets and Liabilities.
Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2026.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)
At June 30, 2026
(unaudited)
7. PURCHASES AND SALES OF SECURITIES
For the period ended June 30, 2026, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:
Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$77,952,080	$—	$100,523,822	$—
8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio's tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio's tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio's financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.
As of June 30, 2026, the approximate cost for U.S. federal income tax purposes and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:
Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$245,344,042	$56,340,728	$(22,280,270)	$34,060,458
9. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive management committee of TAM acts as the Portfolio's CODM. The Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolio as a whole and the Portfolio's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Portfolio's investments, total returns, expense ratios and changes in net assets (i.e., net increase (decrease) in net assets resulting from operations and net increase (decrease) in net assets resulting from capital share transactions), which are used by the CODM to assess the segment’s performance versus the Portfolio's comparative benchmarks and to make resource allocation decisions for the Portfolio's single segment, is consistent with that presented within the Portfolio's financial statements. Detailed financial information for the Portfolio is reflected within the accompanying financial statements with segment assets shown on the accompanying Statement of Assets and Liabilities as “Total assets,” results of operations and significant segment expenses are listed on the accompanying Statement of Operations, and other information about the segment’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

ITEM 9 - PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
There were no proxy disclosures for the period covered by this report.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

ITEM 10 - REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
(unaudited)
Remuneration paid to Trustees, Officers and Others of Open-End Investment Companies is included within the Statement of Operations filed under 7(a) of this form.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

ITEM 11 - STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(unaudited)
MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL
At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 9-10, 2026, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Focus VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Sands Capital Management, LLC (the “Sub-Adviser”).
Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2027.
Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics and sought to understand the reasons for such comparative positions.
In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.
Nature, Extent and Quality of the Services Provided
The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.
The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and holder service functions of the funds.
Investment Performance
In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2025. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).
When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.
The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below the benchmark that TAM utilizes to measure performance of the Portfolio, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on October 25, 2024 pursuant to its current investment strategies. The Board also noted that the prior sub-adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and different investment strategies. The Trustees also noted recent changes in the portfolio management team at the Sub-Adviser. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.
Management Fee and Sub-Advisory Fees and Total Expense Ratio
The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).
The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.
The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of holders.
On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.
Cost of Services Provided and Level of Profitability
The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT – CONTRACT RENEWAL (continued)
The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.
With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.
Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.
Economies of Scale
The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.
Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio
The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.
Other Considerations
The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.
Conclusion
After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the holders and voted to approve the renewal of the Agreements.
Transamerica Series Trust
Semi-Annual Financial Statements 2026

Transamerica Capital, LLC
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American Funds Insurance Series® Financial Statements and Other Information N-CSR Items 7-11 for the six months ended June 30, 2026 Lit. No. INGEFP2-998-0826 © 2026 Capital Group. All rights reserved.

Global Growth Fund
Investment portfolio June 30, 2026	unaudited

Common stocks 98.01%	Shares	Value (000)
Information technology 40.68%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,597,200	$736,956
Micron Technology, Inc.	536,549	619,333
SK hynix, Inc.	338,900	597,927
Broadcom, Inc.	908,061	343,020
Western Digital Corp.	507,603	324,216
ASML Holding NV	80,916	160,476
ASML Holding NV (ADR)	61,703	122,754
Samsung Electronics Co., Ltd.	1,133,760	247,859
Microsoft Corp.	390,702	145,740
Intel Corp. (a)	902,119	125,963
NVIDIA Corp.	617,918	123,639
AppLovin Corp., Class A (a)	217,473	112,049
Corning, Inc.	427,692	109,245
KLA Corp.	226,000	68,186
Cloudflare, Inc., Class A (a)	275,652	67,612
Apple, Inc.	233,537	67,576
Seagate Technology Holdings PLC	67,878	65,502
Ciena Corp. (a)	130,589	64,062
Shopify, Inc., Class A, subordinate voting shares (a)	278,761	31,829
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	214,108	24,496
Dassault Systemes SE	2,183,729	44,477
EPAM Systems, Inc. (a)	487,827	38,709
Hewlett Packard Enterprise Co.	846,904	38,204
Ubiquiti, Inc.	51,991	27,765
Capgemini SE	176,911	17,793
Advanced Micro Devices, Inc. (a)	30,546	17,745
Delta Electronics, Inc.	198,000	12,255

		4,355,388

Industrials 15.53%
Siemens AG	339,350	109,043
ATI, Inc. (a)	476,446	93,908
Boeing Co. (The) (a)	422,785	91,520
GE Vernova, Inc.	74,566	87,605
Comfort Systems USA, Inc.	40,449	80,168
Ryanair Holdings PLC (ADR)	1,180,370	76,429
General Electric Co.	198,717	74,266
Safran SA	165,069	65,262
Carpenter Technology Corp.	104,276	64,322
Techtronic Industries Co., Ltd.	3,617,500	60,393
Rocket Lab Corp. (a)	565,667	57,500
Airbus SE, non-registered shares	247,505	55,089
FTAI Aviation, Ltd.	200,740	54,306
Saab AB, Class B	1,018,474	52,835
Bombardier, Inc., Class B (a)	217,849	50,158
Bloom Energy Corp., Class A (a)	157,491	47,673
Hanwha Aerospace Co., Ltd.	69,749	44,927
Core & Main, Inc., Class A (a)	916,776	44,234
GT Capital Holdings, Inc.	5,411,899	42,884
RS Group PLC	5,414,909	41,777
ASSA ABLOY AB, Class B	1,034,590	36,546
Toro Co. (The)	373,724	36,408
DSV A/S	153,094	36,342
TransDigm Group, Inc.	26,946	35,893
PACCAR, Inc.	286,995	34,474
Leonardo SpA	558,655	29,958
Caterpillar, Inc.	28,043	29,863
Deere & Co.	39,278	24,915
Mitsubishi Electric Corp.	640,000	23,470
Alliance Global Group, Inc.	156,400,700	20,400

1  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Mitsui & Co., Ltd.	676,500	$18,841
Copart, Inc. (a)	629,962	17,759
Crane Co.	54,220	12,095
Daikin Industries, Ltd.	76,900	11,681

		1,662,944

Financials 10.94%
3i Group PLC	3,977,134	131,261
Citigroup, Inc.	834,955	116,860
Aon PLC, Class A	331,084	109,817
Societe Generale	743,809	65,862
Adyen NV (a)	64,009	59,778
Banco Bilbao Vizcaya Argentaria SA	2,350,067	58,954
Prudential PLC	4,310,838	57,406
Fiserv, Inc. (a)	1,031,889	50,614
Ameriprise Financial, Inc.	104,697	48,031
Allianz SE	89,408	42,312
MS&AD Insurance Group Holdings, Inc.	1,579,600	41,255
Visa, Inc., Class A	118,186	40,549
Kinsale Capital Group, Inc.	122,877	40,526
Aviva PLC	4,545,916	39,223
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,192,557	35,725
UniCredit SpA	338,294	30,266
HSBC Holdings PLC (GBP denominated)	1,163,368	22,099
Apollo Asset Management, Inc.	173,851	20,568
Brookfield Corp., Class A	467,490	19,910
CaixaBank SA, non-registered shares	1,357,890	19,273
VZ Holding AG	100,688	18,872
Arthur J. Gallagher & Co.	74,138	17,020
KB Financial Group, Inc.	138,539	14,247
Shinhan Financial Group Co., Ltd.	224,722	13,924
CME Group, Inc., Class A	58,444	12,906
Standard Chartered PLC (GBP denominated)	460,153	12,472
Eurobank SA	2,512,864	12,008
HDFC Bank, Ltd.	1,328,758	11,240
CVC Capital Partners PLC	542,527	7,884

		1,170,862

Consumer discretionary 8.25%
Starbucks Corp.	1,415,740	144,674
Prosus NV, Class N	1,846,586	80,261
Inchcape PLC	6,234,573	63,781
Amazon.com, Inc. (a)	267,557	63,770
LKQ Corp.	2,005,096	52,794
Restaurant Brands International, Inc. (CAD denominated)	718,077	52,084
Renault SA	1,688,781	48,447
General Motors Co.	519,771	40,064
MGM China Holdings, Ltd.	28,793,200	37,339
LVMH Moet Hennessy-Louis Vuitton SE	64,729	35,845
Industria de Diseno Textil SA	501,952	31,635
Trip.com Group, Ltd. (ADR) (a)	788,983	31,433
Entain PLC	4,066,641	30,189
Toll Brothers, Inc.	167,692	27,627
Booking Holdings, Inc.	150,625	26,847
Hermes International	12,384	22,661
Chipotle Mexican Grill, Inc. (a)	663,804	22,569
Compagnie Financiere Richemont SA, Class A	73,617	17,082
Ryohin Keikaku Co., Ltd.	721,500	15,763

American Funds Insurance Series  2

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Wynn Macau, Ltd.	21,430,000	$13,822
O’Reilly Automotive, Inc. (a)	134,120	12,351
MercadoLibre, Inc. (a)	6,858	11,641

		882,679

Health care 8.16%
Vertex Pharmaceuticals, Inc. (a)	250,579	124,470
UnitedHealth Group, Inc.	260,134	108,120
Eli Lilly and Co.	81,047	97,210
Argenx SE (ADR) (a)	76,588	71,056
Regeneron Pharmaceuticals, Inc.	83,600	52,128
Thermo Fisher Scientific, Inc.	103,186	51,733
Novo Nordisk AS, Class B	871,431	41,807
Centene Corp. (a)	589,208	37,821
Cigna Group (The)	132,736	36,593
AstraZeneca PLC (GBP denominated)	194,247	36,340
Pfizer, Inc.	1,418,993	34,169
Sanofi	378,504	32,344
Ionis Pharmaceuticals, Inc. (a)	388,000	30,765
Bayer AG	537,074	29,692
BeOne Medicines, Ltd. (ADR) (a)	101,482	28,919
EssilorLuxottica SA	147,809	27,731
bioMerieux SA	226,573	17,792
Alnylam Pharmaceuticals, Inc. (a)	50,179	15,105

		873,795

Communication services 5.96%
Alphabet, Inc., Class A	928,534	331,830
Meta Platforms, Inc., Class A	207,460	116,860
Publicis Groupe SA	947,647	93,664
Bharti Airtel, Ltd.	2,029,589	39,775
Space Exploration Technologies Corp., Class A (a)(b)	209,100	35,727
Tencent Holdings, Ltd.	213,900	11,788
Netflix, Inc. (a)	124,540	8,892

		638,536

Materials 2.86%
Lynas Rare Earths, Ltd. (a)	6,227,600	78,034
Vale SA, ordinary nominative shares	2,622,149	39,559
Linde PLC	63,907	33,164
Amcor PLC (CDI)	713,400	30,858
Sherwin-Williams Co.	81,338	28,006
Resonac Holdings Co., Ltd.	193,300	21,554
First Quantum Minerals, Ltd. (a)	648,097	17,703
Syensqo SA	238,713	17,628
Agnico Eagle Mines, Ltd. (CAD denominated)	103,645	16,104
LyondellBasell Industries NV	250,227	13,174
Glencore PLC	1,475,257	10,062

		305,846

Consumer staples 2.74%
Nestle SA	783,948	80,507
Costco Wholesale Corp.	44,829	41,936
Carrefour SA, non-registered shares	2,201,230	40,890
Coca-Cola HBC AG (CDI)	519,634	33,919
Pernod Ricard SA	384,768	28,096
Philip Morris International, Inc.	121,081	21,905

3  American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ajinomoto Co., Inc.	451,200	$16,413
General Mills, Inc.	456,426	15,883
Monster Beverage Corp. (a)	140,587	13,513

		293,062

Real estate 1.15%
Simon Property Group, Inc. REIT	168,674	37,724
Mirvac Group REIT	27,613,163	32,970
Goodman Logistics (HK), Ltd. REIT	1,236,037	26,795
Dexus REIT	6,948,146	26,037

		123,526

Energy 1.14%
TotalEnergies SE (EUR denominated)	585,477	45,480
Canadian Natural Resources, Ltd. (CAD denominated)	1,066,948	42,219
Tourmaline Oil Corp.	612,792	25,622
NAC Kazatomprom JSC (GDR)	124,090	8,535

		121,856

Utilities 0.60%
Veolia Environnement SA	429,985	17,909
SSE PLC	533,888	17,255
Redeia Corporacion, SA	889,210	15,131
FirstEnergy Corp.	286,296	13,610

		63,905

Total common stocks (cost: $6,283,983,000)		10,492,399

Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)(d)	2,222,490	222,227

Total short-term securities (cost: $222,232,000)		222,227

Total investment securities 100.08% (cost: $6,506,215,000)		10,714,626
Other assets less liabilities (0.08)%		(8,757)

Net assets 100.00%		$10,705,869

Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.07%
Money market investments 2.07%
Capital Group Central Cash Fund 3.70% (c)	$288,884	$1,102,143	$1,168,724	$(33)	$(43)	$222,227	$4,426

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

American Funds Insurance Series  4

Global Growth Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts	EUR = Euros	REIT = Real Estate Investment Trust
CAD = Canadian dollars	GBP = British pounds
CDI = CREST Depository Interest	GDR = Global Depositary Receipts

Refer to the notes to financial statements.

5  American Funds Insurance Series

SMALLCAP World Fund
(formerly Global Small Capitalization Fund)

Investment portfolio June 30, 2026	unaudited

Common stocks 97.34%	Shares	Value (000)
Industrials 29.48%
Diploma PLC	282,657	$26,748
Comfort Systems USA, Inc.	11,907	23,599
ATI, Inc. (a)	115,018	22,670
Crane Co.	84,382	18,823
Bombardier, Inc., Class B (a)	74,818	17,226
Modine Manufacturing Co. (a)	57,036	15,230
SPX Technologies, Inc. (a)	61,850	15,164
International Container Terminal Services, Inc.	922,820	13,473
Bloom Energy Corp., Class A (a)	44,113	13,353
Enpro, Inc.	33,887	12,773
FTAI Aviation, Ltd.	40,475	10,950
Arxis, Inc., Class A (a)	221,226	10,207
IMI PLC	257,456	10,129
BELIMO Holding AG	8,830	9,956
VSE Corp.	42,648	9,745
Everus Construction Group, Inc. (a)	56,908	9,444
Saia, Inc. (a)	21,037	8,860
Federal Signal Corp.	64,231	8,253
NICHIAS Corp.	331,600	8,144
Oshkosh Corp.	52,790	8,102
Casella Waste Systems, Inc., Class A (a)	83,185	8,066
Moog, Inc., Class A	18,907	8,014
AZZ, Inc.	50,977	7,904
Arcosa, Inc.	51,592	7,496
CSW Industrials, Inc.	25,436	7,079
Applied Industrial Technologies, Inc.	20,597	6,965
Watts Water Technologies, Inc., Class A	17,618	6,897
Acter Group Corp., Ltd.	167,000	6,809
Carel Industries SpA	186,944	6,783
SPIE SA	116,479	6,718
NKT AS (a)	43,533	6,519
Sterling Infrastructure, Inc. (a)	7,726	6,485
Howden Joinery Group PLC	579,374	6,440
Alliance Laundry Holdings, Inc. (a)	241,625	6,408
ESCO Technologies, Inc.	17,916	6,271
UL Solutions, Inc., Class A	59,217	6,032
Kadant, Inc.	19,124	6,009
XPO, Inc. (a)	29,165	5,987
MDA Space, Ltd. (CAD denominated) (a)	129,076	5,333
MDA Space, Ltd. (a)	10,628	439
BayCurrent, Inc.	149,500	5,570
Core & Main, Inc., Class A (a)	114,127	5,507
SWCC Corp.	65,000	5,502
Standex International Corp.	15,206	5,439
Addtech AB, Class B	152,096	5,361
First Advantage Corp. (a)	291,644	5,264
Babcock International Group PLC	416,403	5,259
Simpson Manufacturing Co., Inc.	25,031	5,240
Perini Corp.	61,369	5,092
VAT Group AG	5,811	5,084
Hammond Power Solutions, Inc., Class A	20,292	4,968
Astronics Corp. (a)	51,411	4,178
Astronics Corp., Class B (a)	10,282	781
ESAB Corp.	49,134	4,846
Cenergy Holdings SA	181,770	4,797
Alaska Air Group, Inc. (a)	91,648	4,784
Hub Group, Inc., Class A	108,746	4,762
Nexans SA	28,636	4,758
Cleanaway Waste Management, Ltd.	2,827,159	4,613
Sinfonia Technology Co., Ltd.	45,600	4,552

American Funds Insurance Series  6

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Copa Holdings SA, Class A	29,143	$4,534
AAR Corp. (a)	30,724	4,391
Takasago Thermal Engineering Co., Ltd.	137,648	4,355
Sanki Engineering Co., Ltd.	234,600	4,316
Badger Infrastructure Solutions, Ltd.	64,028	4,199
IES Holdings, Inc. (a)	5,682	4,174
Japan Elevator Service Holdings Co., Ltd.	387,000	4,153
SiteOne Landscape Supply, Inc. (a)	36,275	4,150
Sulzer AG	24,835	4,121
Loar Holdings, Inc. (a)	50,939	4,106
Meidensha Corp.	66,900	4,083
Advanced Drainage Systems, Inc.	25,143	3,946
Rumo SA	1,416,680	3,686
AQ Group AB	160,402	3,638
AAON, Inc.	28,633	3,632
Masco Corp.	43,946	3,576
Weir Group PLC (The)	111,236	3,550
PFISTERER Holding SE	32,776	3,536
Matson, Inc.	17,957	3,452
Armstrong World Industries, Inc.	21,434	3,438
Qantas Airways, Ltd.	459,874	3,405
Robert Half, Inc.	109,056	3,348
Kumagai Gumi Co., Ltd.	377,500	3,345
Volution Group PLC	409,830	3,325
Shaily Engineering Plastics, Ltd. (a)	103,374	3,186
Interpump Group SpA	81,980	3,168
KEI Industries, Ltd.	53,756	3,107
Rosebank Industries PLC (a)	701,710	3,082
Construction Partners, Inc., Class A (a)	25,733	3,056
DPC Holdings, Ltd. (a)	62,300	3,056
Visional, Inc. (a)	61,538	2,952
IMCD NV	32,481	2,933
Karman Holdings, Inc. (a)	58,330	2,912
Bravida Holding AB	227,811	2,905
Hensoldt AG	36,858	2,854
Tetra Tech, Inc.	97,835	2,826
Chemring Group PLC	406,685	2,763
CECO Environmental Corp. (a)	30,425	2,761
Cadre Holdings, Inc.	95,627	2,726
Builders FirstSource, Inc. (a)	30,147	2,698
Kandenko Co., Ltd.	64,300	2,689
Flowserve Corp.	35,801	2,655
Allison Transmission Holdings, Inc.	22,744	2,564
MSA Safety, Inc.	14,615	2,552
Takuma Co., Ltd.	113,500	2,544
Rotork PLC	644,541	2,527
Trinity Industries, Inc.	71,001	2,455
Beijer Ref AB, Class B	161,478	2,366
Arteche Lantegi Elkartea SA	61,425	2,366
WESCO International, Inc.	6,796	2,348
Powell Industries, Inc.	7,684	2,200
MYR Group, Inc. (a)	4,333	2,168
McGrath RentCorp	17,298	2,094
EquipmentShare.com, Inc., Class A (a)	105,242	2,069
Lifco AB, Class B	62,026	2,032
Instalco AB	473,453	1,869
Inox Wind, Ltd. (a)	1,939,830	1,859
INVISIO Communications AB	85,817	1,815
QinetiQ Group PLC	323,098	1,811
Grafton Group PLC	150,075	1,794

7  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
LISI SA	23,283	$1,752
Huber + Suhner AG	6,220	1,718
Neway Valve (Suzhou) Co., Ltd., Class A	227,550	1,697
Sankyu, Inc.	31,400	1,675
Generac Holdings, Inc. (a)	5,694	1,667
Union Tool Co.	11,643	1,650
R&S Group Holding AG	48,800	1,643
Engcon AB, Class B	259,170	1,639
Enerpac Tool Group Corp., Class A	45,450	1,630
APi Group Corp. (a)	38,189	1,617
Ceres Power Holdings PLC (a)	234,369	1,590
Mader Group, Ltd.	286,369	1,573
Montana Aerospace AG (a)	58,528	1,536
Terex Corp.	20,410	1,477
Sany Heavy Equipment International Holdings Co., Ltd.	1,667,000	1,421
HD Hyundai Marine Solution Co., Ltd.	9,671	1,410
FTI Consulting, Inc. (a)	9,141	1,362
AFRY AB, Class B	126,329	1,361
BWX Technologies, Inc.	6,882	1,340
Leonardo DRS, Inc.	30,940	1,320
EnerSys	5,531	1,293
Ventia Services Group Pty, Ltd.	299,198	1,286
Morgan Sindall Group PLC	19,659	1,283
GATX Corp.	7,202	1,276
SATS, Ltd.	354,900	1,247
FUJI Corp.	23,300	1,225
Beijer Alma AB, Class B	39,561	1,212
Cadeler A / S (a)	217,341	1,191
FLSmidth & Co. A/S, non-registered shares	16,229	1,188
Kaori Heat Treatment Co., Ltd.	24,000	1,180
Porr AG	23,237	1,176
Upwork, Inc. (a)	134,054	1,121
Worthington Enterprises, Inc.	20,208	1,086
Localiza Rent a Car SA, ordinary nominative shares	127,409	1,025
Localiza Rent a Car SA	5,572	43
Kajaria Ceramics, Ltd.	81,293	1,043
Aequs, Ltd. (a)	405,488	1,012
Richelieu Hardware, Ltd.	34,759	999
Firefly Aerospace, Inc. (a)(b)	33,801	994
AirTAC International Group	23,000	970
Kingspan Group PLC	10,571	967
dormakaba Holding AG	14,903	963
GEK TERNA Holdings SA	18,590	936
Grupa Pracuj SA	78,872	934
Karnell Group AB (a)	106,670	900
Kardex Holding AG	3,100	870
MTAR Technologies, Ltd. (a)	10,411	847
Mega Union Technology, Inc. (a)	26,852	829
RENK Group AG	16,984	819
HawkEye 360, Inc. (a)	39,847	806
Voyager Technologies, Inc., Class A (a)	23,553	760
Arcadis NV, non-registered shares	19,474	749
Tkms AG & Co. KGaA (a)	8,569	731
JBT Marel Corp.	5,014	727
Mitsubishi Kakoki Kaisha, Ltd.	31,300	712
Amada Co., Ltd.	36,900	681
Xometry, Inc., Class A (a)	6,939	670
Storskogen Group AB, Class B	744,855	656
Applied Aerospace & Defense, Inc. (a)	26,600	606
SNT Dynamics Co., Ltd.	25,424	578

American Funds Insurance Series  8

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bufab AB	43,870	$574
MonotaRO Co., Ltd.	42,400	484
ICF International, Inc.	6,537	476
Downer EDI, Ltd.	80,636	450
Zehnder Group AG	5,694	441
LIG Defense&Aerospace Co., Ltd.	899	415
Electro Optic Systems Holdings Ltd. (a)	36,588	262
EXEO Group, Inc.	12,700	217
COMSYS Holdings Corp.	6,100	206
Zedcor, Inc. (a)	39,364	160
Impro Precision Industries, Ltd.	139,000	144
Voltronic Power Technology Corp.	2,000	68

		754,647

Information technology 20.35%
Kokusai Electric Corp.	516,778	35,285
MKS, Inc.	67,632	30,083
Global Unichip Corp.	127,000	19,777
Lumentum Holdings, Inc. (a)	22,216	19,063
ASMPT, Ltd.	587,700	18,134
Semtech Corp. (a)	93,283	15,098
Taiwan Union Technology Corp.	250,000	13,348
Fabrinet, non-registered shares (a)	21,338	11,994
Viavi Solutions, Inc. (a)	242,692	11,589
Skyworks Solutions, Inc.	163,129	11,060
MACOM Technology Solutions Holdings, Inc. (a)	28,886	10,987
Lattice Semiconductor Corp. (a)	70,886	10,843
Dexerials Corp.	396,800	10,562
Allegro MicroSystems, Inc. (a)	149,958	10,440
ACM Research, Inc., Class A (a)	80,125	10,167
eMemory Technology, Inc.	105,430	9,768
Impinj, Inc. (a)	67,130	9,615
Ultra Clean Holdings, Inc. (a)	65,078	9,279
Maruwa Co., Ltd.	18,754	8,326
Nova, Ltd. (a)	14,869	8,073
Jentech Precision Industrial Co., Ltd.	73,000	7,932
Astera Labs, Inc. (a)	16,374	7,909
Cohu, Inc. (a)	102,265	7,558
Co-Tech Copper Foil Corp.	394,000	7,503
Cipher Digital, Inc. (a)(b)	254,712	6,240
GPGI, Inc., Class A (c)	227,438	3,605
GPGI, Inc., Class A	163,575	2,593
Ichor Holdings, Ltd. (a)	54,858	6,159
Credo Technology Group Holding, Ltd. (a)	22,342	6,076
King Slide Works Co., Ltd.	25,158	5,880
Celestica, Inc. (a)	14,953	5,455
Arrow Electronics, Inc. (a)	25,420	5,425
Rorze Corp.	173,375	5,271
FIT Hon Teng, Ltd. (a)	5,740,000	5,270
Aixtron SE	85,767	5,159
Eugene Technology Co., Ltd.	39,988	4,866
Rogers Corp. (a)	29,301	4,797
Soitec (a)	35,392	4,754
Unity Software, Inc. (a)	165,168	4,721
Kitron ASA	429,970	4,638
RingCentral, Inc., Class A	118,663	4,625
Shibaura Mechatronics Corp.	150,800	4,366
Fastly, Inc., Class A (a)	221,187	4,061
TTM Technologies, Inc. (a)	20,184	3,775

9  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Ralliant Corp.	51,105	$3,763
OSI Systems, Inc. (a)	16,194	3,542
AT & S Austria Technologie & Systemtechnik AG (a)	13,458	3,250
Disco Corp.	6,300	3,202
ULVAC, Inc.	47,000	3,043
Azbil Corp.	281,400	3,003
HPSP Co., Ltd.	81,349	2,886
Lagercrantz Group AB, Class B	109,456	2,880
Maxlinear, Inc. (a)	22,224	2,845
Kulicke and Soffa Industries, Inc.	21,050	2,816
ELMOS Semiconductor SE, non-registered shares	13,512	2,786
Silicon Laboratories, Inc. (a)	12,629	2,760
Power Integrations, Inc.	32,598	2,730
Cognex Corp.	34,009	2,463
Sanmina Corp. (a)	9,636	2,439
Kinsus Interconnect Technology Corp.	85,000	2,408
INFICON Holding AG	10,574	2,387
TeraWulf, Inc. (a)(b)	94,990	2,346
Otsuka Corp.	135,100	2,313
Lotes Co., Ltd.	32,000	2,138
Softcat PLC	86,165	2,093
Sterlite Technologies, Ltd. (a)	312,689	2,072
Silex Microsystems AB (a)(b)	96,561	2,003
Hut 8 Corp. (a)	17,133	1,978
Riken Keiki Co., Ltd.	83,400	1,918
Q2 Holdings, Inc. (a)	38,460	1,850
FormFactor, Inc. (a)	10,926	1,747
Accton Technology Corp.	22,000	1,740
Cellebrite DI, Ltd. (a)	115,927	1,693
Rubrik, Inc., Class A (a)	20,935	1,681
Lumine Group, Inc., subordinate voting shares (a)	102,232	1,550
Premier Energies, Ltd.	138,047	1,541
Elite Material Co., Ltd.	9,000	1,540
MongoDB, Inc., Class A (a)	4,448	1,494
Klaviyo, Inc., Class A (a)	94,526	1,427
ServiceTitan, Inc., Class A (a)	18,773	1,327
Agilysys, Inc. (a)	12,641	1,321
BlackBuck, Ltd. (a)	221,526	1,252
Ingram Micro Holding Corp.	45,358	1,244
Nayax, Ltd. (a)	19,026	1,239
Clear Secure, Inc., Class A	22,121	1,233
Rigaku Holdings Corp.	75,500	1,181
Presight AI Holding PLC (a)	1,153,492	1,104
Codan, Ltd.	35,241	1,082
EPAM Systems, Inc. (a)	13,406	1,064
Riskified, Ltd., Class A (a)	202,211	1,019
Nippon Electric Glass Co., Ltd.	23,700	967
Reply SpA	8,865	927
Kinaxis, Inc. (a)	7,943	853
Procore Technologies, Inc. (a)	20,684	840
AAC Technologies Holdings, Inc.	150,500	830
Aurora Innovation, Inc., Class A (a)	121,613	829
Money Forward, Inc. (a)(b)	30,500	824
Adeia, Inc.	24,741	815
Itron, Inc. (a)	8,970	776
WhiteFiber, Inc. (a)	19,004	738
Dynavox Group AB	119,389	720
Enphase Energy, Inc. (a)	14,065	693
AXT, Inc. (a)	9,101	656
Monday.com, Ltd. (a)	7,514	544

American Funds Insurance Series  10

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Bechtle AG, non-registered shares	14,953	$529
PAR Technology Corp. (a)	27,788	484
VNET Group, Inc., Class A (ADR) (a)	41,932	337
Park Systems Corp.	2,037	330
Topicus.com, Inc., subordinate voting shares (a)	4,828	308
Yotpo, Ltd. (a)(c)(d)	678,736	217
PVA TePla AG non-registered shares (a)	2,518	130

		520,869

Financials 12.43%
Affirm Holdings, Inc., Class A (a)	163,965	13,371
National Bank of Greece SA	625,564	10,818
Essent Group, Ltd.	135,120	8,686
RenaissanceRe Holdings, Ltd.	26,341	8,347
Gunma Bank, Ltd. (The)	574,100	8,322
360 ONE WAM, Ltd.	675,095	7,701
Paymentus Holdings, Inc., Class A (a)	311,710	7,531
Glacier Bancorp, Inc.	139,571	7,199
Porto Seguro SA	674,732	6,917
FirstCash Holdings, Inc.	30,822	6,667
Plus500, Ltd.	97,458	6,188
Wintrust Financial Corp.	37,916	6,094
JB Financial Group Co., Ltd.	361,708	5,807
VZ Holding AG	29,676	5,562
Max Financial Services, Ltd. (a)	324,147	5,451
IG Group Holdings PLC	226,519	5,436
Marex Group PLC	87,685	5,344
Storebrand ASA	281,287	5,283
Manappuram Finance, Ltd.	1,502,526	5,169
Nuvama Wealth Management, Ltd.	262,081	5,034
SouthState Bank Corp.	47,198	4,715
Stifel Financial Corp.	63,219	4,411
Banca Generali SpA	58,294	4,343
EZCORP, Inc., Class A, nonvoting shares (a)	122,871	4,248
Vontobel Holding AG	44,888	4,080
Eurobank SA	846,947	4,047
BNK Financial Group, Inc.	365,708	4,032
Nova Ljubljanska Banka dd (GDR)	77,608	3,853
Home BancShares, Inc.	134,720	3,846
First Interstate BancSystem, Inc., Class A	96,508	3,721
AUB Group, Ltd.	183,744	3,640
Fifth Third Bancorp	64,356	3,628
WisdomTree, Inc.	205,609	3,483
HDFC Asset Management Co., Ltd.	122,852	3,465
StepStone Group, Inc., Class A	83,236	3,443
Houlihan Lokey, Inc., Class A	25,456	3,414
Victory Capital Holdings, Inc., Class A	40,329	3,390
SiriusPoint, Ltd. (a)	140,286	3,367
Cholamandalam Investment and Finance Co., Ltd.	170,903	3,252
SLM Corp.	123,305	3,199
First American Financial Corp.	45,676	3,133
Discovery, Ltd.	186,491	3,013
Alpha Bank SA	664,242	3,010
Hokuhoku Financial Group, Inc.	68,500	2,831
Nordnet AB	74,047	2,815
Goosehead Insurance, Inc., Class A (a)	55,315	2,683
Euronext NV	16,480	2,637
BSE, Ltd.	61,180	2,522
Lazard, Inc., Class A	59,767	2,507

11  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
East West Bancorp, Inc.	19,216	$2,481
RBL Bank, Ltd. (a)	628,233	2,466
Slide Insurance Holdings, Inc. (a)	126,068	2,442
Kinsale Capital Group, Inc.	7,225	2,383
Baldwin Insurance Group, Inc. (The), Class A (a)	82,301	2,188
GQG Partners, Inc. (CDI)	2,166,998	2,172
flatexDEGIRO SE	50,478	2,163
FactSet Research Systems, Inc.	9,260	2,131
L&T Finance, Ltd.	625,940	2,067
Optima bank SA	170,578	1,954
Remitly Global, Inc. (a)	82,897	1,858
Neptune Insurance Holdings, Inc. (a)	57,215	1,802
Norion Bank AB (a)	278,014	1,741
Stewart Information Services Corp.	25,483	1,682
Antin Infrastructure Partners SA	161,283	1,629
ASX, Ltd.	43,101	1,592
Federal Agricultural Mortgage Corp., Class C, nonvoting shares	7,734	1,541
Evercore, Inc., Class A	4,431	1,513
EFG International AG	74,378	1,492
Trupanion, Inc. (a)	58,630	1,452
Accelerant Holdings, Class A (a)	123,330	1,445
Bolsa Mexicana de Valores, SAB de CV, Series A	719,937	1,435
Tikehau Capital SCA, non-registered shares (b)	73,858	1,398
Rasan Information Technology Co. (a)	31,794	1,309
Lincoln International, Inc., Class A (a)	53,400	1,275
Definity Financial Corp.	23,983	1,272
Asia Commercial Joint Stock Bank	1,465,471	1,266
Banco del Bajio, SA	374,190	1,209
Perella Weinberg Partners, Class A	72,993	1,165
Capitec Bank Holdings, Ltd.	3,986	1,155
Skyward Specialty Insurance Group, Inc. (a)	19,786	1,154
Kyoto Financial Group, Inc.	41,500	1,153
Aptus Value Housing Finance India, Ltd.	387,062	1,146
Towne Bank	31,367	1,137
iM Financial Group Co., Ltd.	101,764	1,109
Roko AB, Class B (a)	5,864	1,101
Capri Global Capital, Ltd. (a)	449,340	1,087
OneMain Holdings, Inc.	17,440	1,063
Patria Investments, Ltd., Class A	94,602	1,039
Marqeta, Inc., Class A (a)	244,047	991
Qualitas Controladora, SAB de CV	98,161	984
Sprott, Inc.	8,314	937
Netwealth Group, Ltd.	62,593	890
Bank of Hawaii Corp.	10,887	887
Qualitas, Ltd.	409,669	868
Regional, SAB de CV, Class A	112,967	866
Valiant Holding AG	4,280	851
Funding Circle Holdings PLC (a)	412,645	809
Ridgepost Capital, Inc., Class A	102,220	804
XP, Inc., Class A	44,032	716
PROG Holdings, Inc.	13,082	610
Warsaw Stock Exchange, Class B, non-registered shares	24,775	585
TMBThanachart Bank PCL, foreign registered shares	7,785,400	578
PB Fintech, Ltd. (a)	28,542	492
Linc AB (a)	66,637	489
Pine Labs, Ltd. (a)	269,872	448
TMX Group, Ltd.	12,260	401
AGI, Inc., Class A (a)	54,363	385
Central Depository Services (India), Ltd.	20,857	290
UP Fintech Holding, Ltd. (ADR) (a)	61,793	272

American Funds Insurance Series  12

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Generation Development Group, Ltd.	88,955	$221
WEX, Inc. (a)	1,400	198
Haci A–mer Sabanci Holding AS	55,667	117
Root, Inc., Class A (a)	2,011	112

		318,123

Consumer discretionary 10.30%
TopBuild Corp. (a)	39,790	14,107
Dollarama, Inc.	94,627	12,518
Wayfair, Inc., Class A (a)	110,427	10,206
Cavco Industries, Inc. (a)	15,237	9,361
Lottomatica Group SPA	321,962	8,939
Toll Brothers, Inc.	52,474	8,645
Ollies Bargain Outlet Holdings, Inc. (a)	105,925	8,143
CAVA Group, Inc. (a)	102,785	8,067
Games Workshop Group PLC	26,823	7,689
Tube Investments of India, Ltd.	229,561	7,414
Global-E Online, Ltd. (a)	196,337	6,819
Patrick Industries, Inc.	72,828	6,538
Wyndham Hotels & Resorts, Inc.	69,874	5,884
Brinker International, Inc. (a)	30,991	5,206
KB Home	80,583	5,044
Meritage Homes Corp.	54,251	4,549
B&M European Value Retail PLC	1,711,469	4,429
Wingstop, Inc.	23,678	4,106
Cairn Homes PLC (GBP denominated)	1,047,947	2,987
Cairn Homes PLC (EUR denominated)	312,690	883
Floor & Decor Holdings, Inc., Class A (a)	65,114	3,865
Inchcape PLC	374,539	3,832
Norwegian Cruise Line Holdings, Ltd. (a)	178,088	3,759
BRP, Inc.	61,078	3,731
Wynn Resorts, Ltd.	37,895	3,679
AUTO1 Group SE (a)	132,256	3,501
Century Communities, Inc.	42,406	3,039
Watches of Switzerland Group PLC (a)	321,445	3,026
Polaris, Inc.	43,001	2,943
Kontoor Brands, Inc.	34,397	2,867
Covista, Inc. (a)	22,634	2,822
Thor Industries, Inc.	37,079	2,787
Moncler SpA	47,317	2,745
Lennar Corp., Class A	28,518	2,581
tonies SE, Class A (a)	176,858	2,554
Light & Wonder, Inc. CHESS Depositary Interest (a)	32,340	2,487
Coats Group PLC	2,307,997	2,388
Dominos Pizza Enterprises, Ltd.	213,083	2,313
Nissan Motor Co., Ltd. (a)	1,245,500	2,312
Navan, Inc. (a)	99,066	2,266
Aditya Vision, Ltd.	324,384	2,257
Vibra Energia SA	381,036	2,206
Metaplanet, Inc. (a)(b)	1,759,900	2,163
Puuilo OYJ	102,947	2,114
Installed Building Products, Inc.	9,129	2,098
Brunello Cucinelli SpA	21,571	2,038
Pepkor Holdings, Ltd.	1,470,915	1,982
Champion Homes, Inc. (a)	21,719	1,914
Zensho Holdings Co., Ltd.	37,400	1,855
Liberty Live Holdings, Inc., Class C (a)	15,823	1,671
Texas Roadhouse, Inc.	8,484	1,639
ThredUp, Inc., Class A (a)	232,370	1,592

13  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Atour Lifestyle Holdings, Ltd., Class A (ADR)	49,666	$1,579
Darden Restaurants, Inc.	7,610	1,568
Versigent PLC (a)	36,803	1,546
Rusta AB	180,078	1,492
OneSpaWorld Holdings, Ltd.	51,127	1,444
Gap, Inc.	76,600	1,431
Zalando SE, non-registered shares (a)	48,722	1,412
Beazer Homes USA, Inc. (a)	46,551	1,306
Pattern Group, Inc., Class A (a)	49,081	1,236
Cartrade Tech, Ltd. (a)	41,868	1,198
Warby Parker, Inc., Class A (a)	38,262	1,161
Belrise Industries, Ltd.	454,491	1,149
Five Below, Inc. (a)	6,288	1,130
Valeo SA, non-registered shares	74,027	1,087
Guzman y Gomez, Ltd.	71,002	1,041
RH (a)	5,809	957
TCL Electronics Holdings, Ltd.	576,000	952
YETI Holdings, Inc. (a)	19,042	944
Evolution AB (a)	13,410	924
Savers Value Village, Inc. (a)	90,734	915
Entain PLC	123,114	914
Jumbo SA	34,595	888
AcadeMedia AB (publ)	84,773	881
Maruchiyo Yamaokaya Corp. (b)	41,900	876
Domino’s Pizza Group PLC	357,448	859
Groupe Dynamite, Inc.	22,492	849
Smartfit Escola de Ginastica e Danca SA	218,357	833
Grand Canyon Education, Inc. (a)	5,643	808
Musashi Seimitsu Industry Co., Ltd.	32,600	799
Amber Enterprises India, Ltd. (a)	9,425	756
Winnebago Industries, Inc.	23,862	745
Minth Group, Ltd.	206,700	701
Food & Life Cos., Ltd.	23,200	695
Zhejiang Weixing Industrial Development Co., Ltd., Class A	518,642	644
Bath & Body Works, Inc.	27,337	632
Physicswallah, Ltd. (a)	425,196	562
MIPS AB	15,232	406
Nien Made Enterprise Co., Ltd.	32,000	349
Yonex Co., Ltd.	24,400	348
JVCKENWOOD Corp.	45,100	315
MRF, Ltd.	204	277
Bright Horizons Family Solutions, Inc. (a)	3,608	256
DPC Dash, Ltd. (a)	60,200	226

		263,651

Health care 9.97%
Ionis Pharmaceuticals, Inc. (a)	143,357	11,367
Definium Therapeutics, Inc. (a)	209,315	9,846
NewAmsterdam Pharma Co. NV (a)	257,315	8,720
Ensign Group, Inc. (The)	53,743	8,615
Molina Healthcare, Inc. (a)	37,013	8,465
Krystal Biotech, Inc. (a)	20,497	7,618
Laurus Labs, Ltd.	443,980	7,161
Bio-Rad Laboratories, Inc., Class A (a)	24,221	7,112
Cytokinetics, Inc. (a)	82,241	7,006
Spyre Therapeutics, Inc. (a)	69,891	6,205
Xenon Pharmaceuticals, Inc. (a)	87,517	5,283
IDEAYA Biosciences, Inc. (a)	141,751	5,283
Rhythm Pharmaceuticals, Inc. (a)	46,405	5,152

American Funds Insurance Series  14

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Bio-Techne Corp.	69,627	$4,919
Alignment Healthcare, Inc. (a)	202,744	4,827
Max Healthcare Institute, Ltd.	398,488	4,782
Asker Healthcare Group AB	569,200	4,626
Kymera Therapeutics, Inc. (a)	36,633	4,201
Ascendis Pharma AS (a)	15,585	4,157
Oruka Therapeutics, Inc. (a)	42,375	4,033
Rapport Therapeutics, Inc. (a)	94,007	3,917
Glaukos Corp. (a)	26,883	3,757
Sonida Senior Living, Inc. (a)	91,380	3,728
Addus HomeCare Corp. (a)	37,008	3,718
Hemab Therapeutics Holdings, Inc. (a)	97,333	3,575
Mirum Pharmaceuticals, Inc. (a)	30,410	3,560
Penumbra, Inc. (a)	11,231	3,546
Jazz Pharmaceuticals PLC (a)	13,607	3,279
InSilico Medicine Cayman TopCo (a)(b)	575,000	2,926
Natera, Inc. (a)	10,740	2,915
AbCellera Biologics, Inc. (a)(b)	359,753	2,824
CRISPR Therapeutics AG (a)(b)	48,103	2,624
BrightSpring Health Services, Inc. (a)	37,408	2,609
Guardant Health, Inc. (a)	17,066	2,560
Encompass Health Corp.	23,389	2,364
Classys, Inc.	77,772	2,353
Aster DM Healthcare, Ltd.	272,521	2,279
Kardigan, Inc. (a)	95,100	2,268
SAI Life Sciences, Ltd. (a)	166,806	2,178
Vimian Group AB (publ) (a)	710,509	2,140
BONESUPPORT Holding AB (a)	97,870	2,135
Insmed, Inc. (a)	19,656	2,096
Cosmo NV	25,334	2,088
Nanobiotix SA (a)	55,824	2,049
Innovent Biologics, Inc. (a)	195,500	1,992
Siegfried Holding AG	22,680	1,989
Vitrolife AB	218,643	1,979
ADMA Biologics, Inc. (a)	231,984	1,942
Ottobock SE & Co. KGaA	32,678	1,897
Denali Therapeutics, Inc. (a)	68,927	1,773
Generate Biomedicines, Inc. (a)(b)	103,973	1,754
Zenas Biopharma, Inc. (a)	68,912	1,749
Scholar Rock Holding Corp. (a)	31,657	1,741
Asahi Intecc Co., Ltd.	69,600	1,633
Camurus AB (a)	27,812	1,624
Teleflex, Inc.	12,790	1,621
10x Genomics, Inc., Class A (a)	40,731	1,562
Fisher & Paykel Healthcare Corp., Ltd.	70,396	1,557
Dr. Lal PathLabs, Ltd.	89,491	1,557
AddLife AB, Class B	91,037	1,535
J. B. Chemicals & Pharmaceuticals, Ltd.	62,989	1,530
Elanco Animal Health, Inc. (a)	58,305	1,435
Mineralys Therapeutics, Inc. (a)	53,147	1,434
BridgeBio Pharma, Inc. (a)	18,817	1,402
Zealand Pharma AS (a)	31,130	1,380
Genus PLC	47,875	1,365
Vaxcyte, Inc. (a)	22,073	1,283
Globus Medical, Inc., Class A (a)	16,112	1,273
Nurix Therapeutics, Inc. (a)	48,581	1,179
Gubra AS (a)	23,531	1,160
Legend Biotech Corp. (ADR) (a)	37,804	1,092
Alnylam Pharmaceuticals, Inc. (a)	3,608	1,086
IRhythm Holdings, Inc. (a)	9,037	1,075

15  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Granules India, Ltd.	108,587	$937
Inhibrx Biosciences, Inc. (a)	9,758	925
Strive, Inc. (a)	83,242	908
Waystar Holding Corp. (a)	39,246	806
Glenmark Pharmaceuticals, Ltd.	31,261	732
CONMED Corp.	22,341	731
Shanghai Conant Optical Co., Ltd., Class H	179,300	720
Insulet Corp. (a)	4,712	717
TransMedics Group, Inc. (a)	10,494	697
Duality Biotherapeutics, Inc. (a)	27,700	643
Vicore Pharma Holding AB (a)	468,214	609
Caris Life Sciences, Inc., Class A (a)	33,099	590
ARS Pharmaceuticals, Inc. (a)	72,743	583
Amplifon SpA	51,829	561
Indegene, Ltd. (a)	96,398	536
Asymchem Laboratories (Tianjin) Co., Ltd., Class H	36,900	514
Biohaven, Ltd. (a)	31,370	467
Establishment Labs Holdings, Inc. (a)	4,979	427
Eikon Therapeutics, Inc. (a)	32,307	422
MapLight Therapeutics, Inc. (a)	11,341	406
Align Technology, Inc. (a)	2,025	342
Erasca, Inc. (a)	18,600	341
Nykode Therapeutics ASA (a)	489,237	159

		255,238

Materials 5.93%
Resonac Holdings Co., Ltd.	126,756	14,134
Lundin Mining Corp.	497,180	12,115
Knife River Corp. (a)	120,121	10,048
Celanese Corp.	173,946	8,002
Materion Corp.	26,457	7,868
Mitsui Kinzoku Co., Ltd.	25,500	6,828
SOL SpA	98,036	6,520
Sumitomo Bakelite Co., Ltd.	137,859	6,405
APL Apollo Tubes, Ltd.	333,693	6,351
Montage Gold Corp. (a)	486,185	5,530
Element Solutions, Inc.	106,350	5,078
SigmaRoc PLC (a)	2,472,077	4,197
Louisiana-Pacific Corp.	46,606	3,666
Dyno Nobel, Ltd.	1,132,309	3,081
Vicat SACA	41,204	2,996
Royal Gold, Inc.	14,863	2,967
Yamato Kogyo Co., Ltd.	39,000	2,931
Titan SA	49,142	2,923
Kansai Paint Co., Ltd.	173,000	2,831
Eldorado Gold Corp.	60,263	1,874
Eldorado Gold Corp. (CAD denominated)	27,439	854
Chugoku Marine Paints, Ltd.	114,900	2,366
James Hardie Industries PLC (a)	82,955	2,172
Warrior Met Coal, Inc.	24,408	1,981
Welspun Gujarat Stahl Rohren, Ltd.	118,620	1,913
Ramkrishna Forgings, Ltd.	307,696	1,845
Myers Industries, Inc.	48,918	1,727
Novagold Resources, Inc. (a)	281,810	1,682
Lundin Gold, Inc.	27,360	1,476
Aura Minerals, Inc.	22,975	1,446
Talon Metals Corp. (a)	334,640	1,331
Aperam SA	25,507	1,243
Hawkins, Inc.	7,852	1,116

American Funds Insurance Series  16

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Perpetua Resources Corp. (a)	50,343	$1,045
Cabot Corp.	11,367	1,032
G Mining Ventures Corp. (a)	32,645	956
Lumina Metals Corp. (a)	130,514	941
Hycroft Mining Holding Corp., Class A (a)	39,687	929
Iluka Resources, Ltd.	187,808	926
Acerinox, SA	50,230	881
USA Rare Earth, Inc., Class A (a)	39,250	847
Hill & Smith PLC	21,413	780
Umicore SA	33,216	775
Osaka Soda Co., Ltd.	64,600	756
Mosaic Co.	34,553	732
Mayr-Melnhof Karton AG, non-registered shares	7,040	613
thyssenkrupp AG	51,002	607
Century Aluminum Co. (a)	10,678	491
Syensqo SA	6,135	453
Arkema SA	6,883	434
OR Royalties, Inc.	13,077	414
Southern Cross Gold Consolidated, Ltd. (a)	60,372	374
Sibanye Stillwater, Ltd.	168,350	357
LunR Royalties Corp. (a)	5,713	76

		151,916

Consumer staples 2.35%
BBB Foods, Inc., Class A (a)	233,919	9,747
Raia Drogasil SA, ordinary nominative shares	1,907,743	6,212
Yamazaki Baking Co., Ltd.	264,600	5,213
Freshpet, Inc. (a)	81,334	4,808
Kotobuki Spirits Co., Ltd.	287,700	4,406
e.l.f. Beauty, Inc. (a)	54,551	4,037
Nissin Foods Holdings Co., Ltd.	159,209	2,731
Universal Robina Corp.	2,660,475	2,697
BJ’s Wholesale Club Holdings, Inc. (a)	29,652	2,586
Fever-Tree Drinks PLC	213,170	2,299
Emmi AG	1,586	1,729
Performance Food Group Co. (a)	15,000	1,677
Chefs Warehouse, Inc. (The) (a)	15,274	1,468
Barry Callebaut AG	924	1,281
Sprouts Farmers Market, Inc. (a)	13,994	1,184
Century Pacific Food, Inc.	2,243,300	1,136
Tilaknager Industries, Ltd. (a)	229,033	1,112
Shiseido Co., Ltd.	60,400	977
Celsius Holdings, Inc. (a)	30,896	905
Lion Corp.	82,100	866
Redcare Pharmacy NV, non-registered shares (a)(b)	10,755	810
Kimberly-Clark de Mexico, SAB de CV, Class A, ordinary participation certificates	321,601	712
United Spirits, Ltd.	43,106	617
AAK AB	23,168	547
PT Cisarua Mountain Dairy Tbk	1,460,800	365

		60,122

Energy 2.24%
Cactus, Inc., Class A	132,072	6,766
Weatherford International	73,414	5,983
Secure Waste Infrastructure Corp.	364,323	5,692
Viper Energy, Inc., Class A	91,732	3,889
CNX Resources Corp. (a)	113,380	3,847
Topaz Energy Corp.	173,011	3,633

17  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Vista Energy, SAB de CV, Class A (ADR) (a)	52,165	$3,328
Transocean, Ltd. (a)	637,568	3,118
Vallourec SA	130,988	3,058
Aegis Logistics, Ltd.	237,055	2,962
Ovintiv, Inc.	52,841	2,782
Strathcona Resources, Ltd.	58,546	1,555
DT Midstream, Inc.	9,832	1,443
WaterBridge Infrastructure, LLC, Class A	40,247	1,379
Headwater Exploration, Inc.	159,721	1,332
Noble Corp. PLC, Class A	29,364	1,095
TerraVest Industries, Inc.	12,264	1,004
Athabasca Oil Corp. (a)	124,549	898
Pason Systems, Inc.	94,663	823
Rockpoint Gas Storage, Inc.	37,704	781
Sable Offshore Corp. (a)	234,405	722
Great Eastern Shipping Co., Ltd. (The)	41,545	652
Friedrich Vorwerk Group SE	7,477	576

		57,318

Real estate 1.76%
Charter Hall Group REIT	522,549	8,309
Compass, Inc., Class A (a)	317,926	3,920
American Healthcare REIT, Inc.	74,903	3,906
Altus Group, Ltd.	87,250	2,772
Zillow Group, Inc., Class A (a)	70,845	2,222
Zillow Group, Inc., Class C, nonvoting shares (a)	7,379	233
Tritax Big Box REIT PLC REIT	1,107,941	2,373
Katitas Co., Ltd.	112,400	2,304
Four Corners Property Trust, Inc. REIT	93,439	2,294
Kasumigaseki Capital Co., Ltd. (b)	55,300	2,289
Phoenix Mills, Ltd. (The) (a)	86,067	1,778
International Workplace Group PLC	668,140	1,641
Godrej Properties, Ltd.	68,878	1,367
Mindspace Business Parks REIT	246,324	1,233
UMH Properties, Inc. REIT	78,742	1,192
Swedish Logistic Property AB, Class B (a)	244,120	945
Corp. Inmobiliaria Vesta, SAB de CV	262,657	902
Lodha Developers, Ltd.	88,073	894
Embassy Office Parks REIT	163,492	756
Fastighets AB Balder, Class B (a)	141,288	754
Prisma Properties AB (a)	276,411	661
Millrose Properties, Inc., Class A, REIT	15,140	455
StorageVault Canada, Inc.	133,172	437
RE / MAX Holdings, Inc., Class A (a)	42,069	415
Poly Property Services Co., Ltd., Class H	126,400	415
Colliers International Group, Inc.	3,078	289
Genova Property Group AB	61,100	227

		44,983

Communication services 1.33%
Nippon Television Holdings, Inc.	371,500	6,383
Stubhub Holdings, Inc., Class A (a)	311,357	4,007
New York Times Co., Class A	49,828	3,487
HFCL, Ltd. (a)	1,407,269	3,188
Trustpilot Group PLC (a)	605,861	2,088
Magnite, Inc. (a)	103,646	1,967
Kadokawa Corp.	89,900	1,914
Helios Towers PLC (a)	692,318	1,840

American Funds Insurance Series  18

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
LG Uplus Corp.	165,809	$1,502
Indosat Tbk PT	11,537,886	1,124
Hacksaw AB	128,625	1,035
Zegona Communications PLC	47,543	1,004
Lionsgate Studios Corp. (a)	65,510	1,003
Telephone and Data Systems, Inc.	19,885	736
Snap, Inc., Class A, nonvoting shares (a)	146,103	649
MTN Group, Ltd.	41,202	573
Bharti Hexacom, Ltd.	23,799	373
Hemnet Group AB	46,717	355
Ovzon AB (a)	73,661	334
TIM SA	67,756	287
Baltic Classifieds Group PLC	64,844	162

		34,011

Utilities 1.20%
IDACORP, Inc.	65,538	9,916
Fervo Energy Co. (a)	185,339	5,417
Black Hills Corp.	48,140	3,582
Talen Energy Corp. (a)	9,318	3,581
Holding Co. ADMIE IPTO SA (a)	554,014	2,947
SembCorp Industries, Ltd.	448,400	2,208
Tokyo Electric Power Co. Holdings, Inc. (a)	346,600	983
Nippon Gas Co., Ltd.	53,610	946
Pennon Group PLC	148,736	918
Companhia de Saneamento de Minas Gerais COPASA MG	21,600	251

		30,749

Total common stocks (cost: $1,992,215,000)		2,491,627

Preferred securities 0.13%
Information technology 0.06%
Yotpo, Ltd., Series F, preferred shares (a)(c)(d)	2,158,609	691
Yotpo, Ltd., Series B, preferred shares (a)(c)(d)	287,894	92
Yotpo, Ltd., Series C, preferred shares (a)(c)(d)	274,070	88
Yotpo, Ltd., Series A-1, preferred shares (a)(c)(d)	183,819	59
Yotpo, Ltd., Series A, preferred shares (a)(c)(d)	89,605	29
Yotpo, Ltd., Series C-1, preferred shares (a)(c)(d)	75,980	24
Yotpo, Ltd., Series D, preferred shares (a)(c)(d)	42,368	13
Yotpo, Ltd., Series B-1, preferred shares (a)(c)(d)	33,838	11
Outreach Corp., Series G, preferred shares (a)(c)(d)	154,354	450

		1,457

Financials 0.05%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	114,332	1,155

Health care 0.02%
ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(c)(d)	80,000	634

Total preferred securities (cost: $12,429,000)		3,246

19  American Funds Insurance Series

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Rights & warrants 0.00%	Shares	Value (000)
Health care 0.00%
Centessa Pharmaceuticals PLC (CVR) (a)(d)	22,778	$57
ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(c)(d)	5,441	22

Total rights & warrants (cost: $57,000)		79

Convertible bonds & notes 0.10%	Principal amount (000)
Information technology 0.10%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	USD169	665
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (e)	63	247
Wolfspeed, Inc., convertible notes, 3.50% 3/15/2031 (e)	614	1,556

Total convertible bonds & notes (cost: $818,000)		2,468

Bonds, notes & other debt instruments 0.01%
Corporate bonds and notes 0.01%
Information technology 0.01%
Wolfspeed, Inc. 7.00% Cash 6/15/2031 (f)(g)	263	242

Total bonds, notes & other debt instruments (cost: $247,000)		242

Short-term securities 2.37%	Shares
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)(i)	606,249	60,619

Total short-term securities (cost: $60,619,000)		60,619

Total investment securities 99.95% (cost: $2,066,385,000)		2,558,281
Other assets less liabilities 0.05%		1,281

Net assets 100.00%		$2,559,562

Investments in affiliates (i)

	Value at 1/1/2026 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.37%
Money market investments 2.37%
Capital Group Central Cash Fund 3.70% (h)	$85,690	$649,260		$674,329		$6	$(8)	$60,619	$2,505

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.70% (h)	13,810		(j)	13,810	(j)				–	(k)

Total 2.37%						$6	$(8)	$60,619	$2,505

American Funds Insurance Series  20

SMALLCAP World Fund (continued)

(formerly Global Small Capitalization Fund)

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$4,207	$3,605	0.14%

Yotpo, Ltd., Series F, preferred shares (a)(d)	2/25/2021	4,748	691	0.03

Yotpo, Ltd. (a)(d)	3/16/2021	1,418	217	0.01

Yotpo, Ltd., Series B, preferred shares (a)(d)	3/16/2021	602	92	0.01

Yotpo, Ltd., Series C, preferred shares (a)(d)	3/16/2021	573	88	–	(l)

Yotpo, Ltd., Series A-1, preferred shares (a)(d)	3/16/2021	384	59	–	(l)

Yotpo, Ltd., Series A, preferred shares (a)(d)	3/16/2021	187	29	–	(l)

Yotpo, Ltd., Series C-1, preferred shares (a)(d)	3/16/2021	159	24	–	(l)

Yotpo, Ltd., Series D, preferred shares (a)(d)	3/16/2021	88	13	–	(l)

Yotpo, Ltd., Series B-1, preferred shares (a)(d)	3/16/2021	71	11	–	(l)

ClearNote Health, Inc., Series D, 5.00% noncumulative preferred shares (a)(d)	5/21/2026	648	634	0.02

ClearNote Health, Inc., Class D, warrants, expire 5/20/2036 (a)(d)	5/21/2026	–	22	–	(l)
Outreach Corp., Series G, preferred shares (a)(d)	5/27/2021	4,517	450	0.02

Total		$17,602	$5,935	0.23%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,803,000, which represented 0.07% of the net assets of the fund.

(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Step bond; coupon rate may change at a later date.
(h)	Rate represents the seven-day yield at 6/30/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

CVR = Contingent Value Rights

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

21  American Funds Insurance Series

Growth Fund
Investment portfolio June 30, 2026	unaudited

Common stocks 95.89%	Shares	Value (000)
Information technology 36.97%
Micron Technology, Inc.	2,415,300	$2,787,957
Broadcom, Inc.	6,912,918	2,611,355
NVIDIA Corp.	12,786,431	2,558,437
Microsoft Corp.	4,554,725	1,699,004
SK hynix, Inc.	608,772	1,074,066
Cloudflare, Inc., Class A (a)	3,603,033	883,752
Intel Corp. (a)	6,002,562	838,138
KLA Corp.	2,696,410	813,534
Shopify, Inc., Class A, subordinate voting shares (a)	7,012,767	800,718
Apple, Inc.	2,740,563	793,009
Taiwan Semiconductor Manufacturing Co., Ltd.	9,097,699	698,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	178,139	85,074
ASML Holding NV (ADR)	241,645	480,738
ASML Holding NV	20,370	40,399
Amphenol Corp., Class A	2,928,539	516,360
Cerebras Systems, Inc., Class A (a)(b)	2,241,975	495,476
Fair Isaac Corp. (a)	317,644	379,515
Strategy, Inc., Class A (a)	4,082,954	354,931
AppLovin Corp., Class A (a)	522,970	269,450
Constellation Software, Inc.	107,529	202,434
Cisco Systems, Inc.	1,682,760	197,657
First Solar, Inc. (a)	825,000	194,667
Cadence Design Systems, Inc. (a)	495,849	186,102
Akamai Technologies, Inc. (a)	1,565,005	184,999
Salesforce, Inc.	1,170,116	183,310
Coherent Corp. (a)	429,478	169,416
Applied Materials, Inc.	209,493	151,463
Western Digital Corp.	221,202	141,286
Fortinet, Inc. (a)	840,566	129,128
ARM Holdings PLC (ADR) (a)(b)	342,084	121,293
Aurora Innovation, Inc., Class A (a)	16,573,341	113,030
Tower Semiconductor, Ltd. (a)	354,244	92,330
MediaTek, Inc.	527,000	71,962
DocuSign, Inc. (a)	1,607,111	71,388
Anthropic, PBC (a)(c)(d)	117,063	68,951
Twilio, Inc., Class A (a)	296,164	61,108
MKS, Inc.	132,399	58,891
RingCentral, Inc., Class A	1,465,500	57,125
Klaviyo, Inc., Class A (a)	3,758,673	56,756
Hewlett Packard Enterprise Co.	1,234,850	55,704
Arista Networks, Inc. (a)	284,686	48,362
TTM Technologies, Inc. (a)	257,839	48,221
Seagate Technology Holdings PLC	48,130	46,445
SAP SE (ADR) (b)	299,926	46,222
Monday.com, Ltd. (a)	475,427	34,416
Intuit, Inc.	122,384	31,942
HubSpot, Inc. (a)	154,329	28,167
OpenAI Group PBC, Class A (a)(c)(d)	35,568	26,196
Quantinuum, Inc., Class A (a)	296,933	24,271
Palo Alto Networks, Inc. (a)	58,779	20,045
Oracle Corp.	136,572	20,015
Adobe, Inc. (a)	65,283	13,384
Stripe, LLC, Class B (a)(c)(d)	168,598	10,622
Keysight Technologies, Inc. (a)	26,800	9,382

		21,157,203

Communication services 14.48%
Meta Platforms, Inc., Class A	6,311,770	3,555,356
Alphabet, Inc., Class A	4,960,856	1,772,861
Alphabet, Inc., Class C	4,599,887	1,625,278

American Funds Insurance Series  22

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Netflix, Inc. (a)	9,387,225	$670,248
Live Nation Entertainment, Inc. (a)	1,743,785	319,304
Nintendo Co., Ltd.	2,700,000	113,385
ROBLOX Corp., Class A (a)	2,069,913	112,562
Space Exploration Technologies Corp., Class A (a)(b)	280,800	47,978
SoftBank Group Corp.	697,900	26,184
Walt Disney Co. (The)	232,680	22,395
Spotify Technology SA (a)	36,511	16,763
Stubhub Holdings, Inc., Class A (a)	289,405	3,725

		8,286,039

Consumer discretionary 13.21%
Tesla, Inc. (a)	7,508,443	3,158,051
Amazon.com, Inc. (a)	4,722,324	1,125,519
Royal Caribbean Cruises, Ltd.	1,656,650	526,036
D.R. Horton, Inc.	2,048,040	333,585
Chipotle Mexican Grill, Inc. (a)	8,477,527	288,236
DoorDash, Inc., Class A (a)	1,409,058	260,013
Carvana Co., Class A (a)	3,360,322	221,176
Burlington Stores, Inc. (a)	511,613	162,079
Aramark	2,630,003	149,647
NIKE, Inc., Class B	3,258,989	133,782
Wayfair, Inc., Class A (a)	1,406,061	129,948
Starbucks Corp.	1,268,058	129,583
Texas Roadhouse, Inc.	569,220	109,990
Rivian Automotive, Inc., Class A (a)	6,203,234	107,626
Norwegian Cruise Line Holdings, Ltd. (a)	3,869,261	81,680
LVMH Moet Hennessy-Louis Vuitton SE	146,734	81,257
Amadeus IT Group SA, Class A, non-registered shares	1,176,512	67,568
Service Corp. International	848,647	64,463
Booking Holdings, Inc.	329,257	58,687
DraftKings, Inc., Class A (a)	2,092,335	52,852
CAVA Group, Inc. (a)	642,641	50,434
Five Below, Inc. (a)	252,000	45,307
TopBuild Corp. (a)	126,175	44,733
O’Reilly Automotive, Inc. (a)	456,591	42,047
Floor & Decor Holdings, Inc., Class A (a)	690,678	40,999
Yum! Brands, Inc.	246,744	39,445
AutoZone, Inc. (a)	7,911	25,283
Duolingo, Inc., Class A (a)	149,640	17,212
Marriott International, Inc., Class A	31,730	11,759

		7,558,997

Health care 9.19%
Eli Lilly and Co.	808,558	969,809
Vertex Pharmaceuticals, Inc. (a)	1,640,858	815,063
Intuitive Surgical, Inc. (a)	1,637,533	651,214
UnitedHealth Group, Inc.	895,392	372,152
Alnylam Pharmaceuticals, Inc. (a)	1,197,876	360,597
Moderna, Inc. (a)	4,620,700	323,588
Amgen, Inc.	731,698	264,962
Thermo Fisher Scientific, Inc.	358,747	179,861
HCA Healthcare, Inc.	401,243	156,441
Mettler-Toledo International, Inc. (a)	116,139	148,369
Guardant Health, Inc. (a)	968,653	145,327
Revolution Medicines, Inc. (a)	715,338	133,969
Ionis Pharmaceuticals, Inc. (a)	1,674,900	132,803
Ascendis Pharma AS (a)	465,007	124,027
Insmed, Inc. (a)	1,033,909	110,235

23  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Royalty Pharma PLC, Class A	1,658,815	$93,010
Align Technology, Inc. (a)	448,957	75,721
Danaher Corp.	375,705	71,564
EssilorLuxottica SA	234,235	43,945
Illumina, Inc. (a)	132,789	23,348
CRISPR Therapeutics AG (a)(b)	334,619	18,250
Boston Scientific Corp. (a)	315,326	13,458
Regeneron Pharmaceuticals, Inc.	21,203	13,221
IQVIA Holdings, Inc. (a)	54,130	10,459
Molina Healthcare, Inc. (a)	39,600	9,057

		5,260,450

Industrials 8.00%
TransDigm Group, Inc.	631,711	841,464
General Electric Co.	1,033,757	386,346
FTAI Aviation, Ltd.	1,396,830	377,884
Deere & Co.	405,077	256,953
GE Vernova, Inc.	217,520	255,556
Quanta Services, Inc.	351,407	253,027
Uber Technologies, Inc. (a)	3,250,000	234,520
Rolls-Royce Holdings PLC	11,056,675	212,290
United Airlines Holdings, Inc. (a)	1,500,557	204,061
HEICO Corp.	459,138	163,540
Ingersoll-Rand, Inc.	1,819,754	149,202
Bombardier, Inc., Class B (a)	518,058	119,278
Willscot Holdings Corp., Class A	3,295,427	95,106
Airbus SE, non-registered shares	426,445	94,917
Casella Waste Systems, Inc., Class A (a)	962,515	93,335
Northrop Grumman Corp.	180,262	91,809
SPX Technologies, Inc. (a)	341,576	83,744
Boeing Co. (The) (a)	350,428	75,857
Loar Holdings, Inc. (a)	881,215	71,035
ITT, Inc.	343,000	67,832
Tetra Tech, Inc.	2,192,104	63,330
Innio NV (a)	1,560,063	61,700
Equifax, Inc.	381,825	60,603
XPO, Inc. (a)	235,096	48,263
Enerpac Tool Group Corp., Class A	924,087	33,138
Karman Holdings, Inc. (a)	640,000	31,949
Caterpillar, Inc.	27,009	28,762
Carrier Global Corp.	383,874	28,157
Trane Technologies PLC	46,472	22,825
Ryanair Holdings PLC (ADR)	327,479	21,204
ATI, Inc. (a)	101,401	19,986
Einride AB (a)(d)	891,139	7,708
Einride AB (ADR) (a)(d)(e)	706,403	6,111
Einride AB (EUR denominated) (a)(d)	247,783	2,143
Builders FirstSource, Inc. (a)	160,656	14,376

		4,578,011

Financials 6.00%
Visa, Inc., Class A	3,497,024	1,199,794
Affirm Holdings, Inc., Class A (a)	3,595,701	293,229
Rocket Companies, Inc., Class A (a)	15,420,633	242,875
Block, Inc., Class A (a)	2,701,637	205,324
KKR & Co., Inc.	1,923,398	176,530
Mastercard, Inc., Class A	306,365	157,349
Brookfield Corp., Class A	3,149,563	134,140
Toast, Inc., Class A (a)	4,355,512	121,170

American Funds Insurance Series  24

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
UBS Group AG	2,174,000	$107,697
Robinhood Markets, Inc., Class A (a)	904,392	90,693
Ares Management Corp., Class A (b)	724,614	80,657
Bank of America Corp.	1,333,972	76,010
Marsh & McLennan Cos., Inc.	407,044	67,842
Truist Financial Corp.	1,350,366	67,275
LPL Financial Holdings, Inc.	200,152	56,379
Coinbase Global, Inc., Class A (a)	300,000	43,857
Blackstone, Inc.	372,497	43,832
Blue Owl Capital, Inc., Class A	4,832,647	42,286
Brown & Brown, Inc.	554,083	35,544
Adyen NV (a)	36,700	34,274
Intercontinental Exchange, Inc.	208,719	25,695
Progressive Corp.	116,098	25,362
Kinsale Capital Group, Inc.	66,398	21,899
Capital One Financial Corp.	95,254	19,110
Aon PLC, Class A	57,337	19,018
East West Bancorp, Inc.	127,023	16,397
Tradeweb Markets, Inc., Class A	162,821	16,227
Apollo Asset Management, Inc.	84,584	10,007

		3,430,472

Consumer staples 2.08%
Performance Food Group Co. (a)	3,559,500	397,916
Costco Wholesale Corp.	303,405	283,826
Philip Morris International, Inc.	1,376,564	249,034
Bunge Global SA	679,809	72,556
Walmart, Inc.	608,641	68,935
Church & Dwight Co., Inc.	600,863	58,212
Dollar Tree Stores, Inc. (a)	326,400	39,478
Estee Lauder Cos., Inc. (The), Class A	223,659	17,658
JUUL Labs, Inc., Class A (a)(c)(d)(e)	2,496,349	4,743

		1,192,358

Energy 2.05%
EOG Resources, Inc.	1,799,859	233,496
Baker Hughes Co., Class A	3,223,100	178,882
Diamondback Energy, Inc.	776,564	136,504
TechnipFMC PLC	2,000,000	132,600
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	6,155,014	99,465
Viper Energy, Inc., Class A	2,161,945	91,666
ConocoPhillips	535,729	55,694
Cenovus Energy, Inc. (CAD denominated)	2,109,895	52,351
Canadian Natural Resources, Ltd. (CAD denominated)	1,087,226	43,021
EQT Corp.	775,751	41,247
TotalEnergies SE (EUR denominated)	529,855	41,160
Tourmaline Oil Corp.	596,759	24,952
SLB, Ltd.	470,914	21,893
Permian Resources Corp., Class A	1,076,571	19,820

		1,172,751

Materials 2.01%
Grupo Mexico, SAB de CV, Series B	19,156,155	217,156
Wheaton Precious Metals Corp.	1,342,716	150,814
Glencore PLC	20,275,000	138,289
Albemarle Corp.	1,016,415	137,247
Royal Gold, Inc.	551,247	110,034
Barrick Mining Corp.	2,164,485	79,502

25  American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Franco-Nevada Corp. (CAD denominated)	323,280	$67,455
Vale SA (ADR), ordinary nominative shares	4,088,829	61,496
CF Industries Holdings, Inc.	493,512	53,428
Southern Copper Corp.	265,019	46,182
First Quantum Minerals, Ltd. (a)	1,292,568	35,307
Linde PLC	61,350	31,837
Corteva, Inc.	275,599	23,340

		1,152,087

Real estate 1.32%
Welltower, Inc. REIT	2,385,661	541,474
CoStar Group, Inc. (a)	2,858,168	80,943
Zillow Group, Inc., Class C, nonvoting shares (a)	2,085,448	65,733
American Tower Corp. REIT	400,000	65,428

		753,578

Utilities 0.58%
Constellation Energy Corp.	904,943	224,760
Vistra Corp.	455,512	72,258
Southern Co. (The)	357,034	34,172

		331,190

Total common stocks (cost: $23,260,483,000)		54,873,136

Preferred securities 1.84%
Information technology 1.84%
Anthropic, PBC, Class G-1, preferred shares (a)(c)(d)	752,374	443,156
Anthropic, PBC, Class F, preferred shares (a)(c)(d)	613,792	361,529
Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)(d)	2,763,342	174,091
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	52,656	3,317
PsiQuantum Corp., Series D, preferred shares (a)(c)(d)	906,761	43,470
PsiQuantum Corp., Series E, preferred shares (a)(c)(d)	56,040	2,761
Strategy, Inc., Class A, 11.50% perpetual cumulative preferred shares	301,845	25,615
Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)(d)	406,310	1,690

Total preferred securities (cost: $397,219,000)		1,055,629

Rights & warrants 0.00%
Information technology 0.00%

Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	53,352	–	(f)

Total rights & warrants (cost: $0)		–	(f)

Convertible stocks 0.14%
Information technology 0.14%
OpenAI Group PBC, Class A-2, convertible preferred shares (c)(d)	73,144	53,871

OpenAI Group PBC, Class C, convertible preferred shares (c)(d)	34,884	25,692

Total convertible stocks (cost: $37,730,000)		79,563

American Funds Insurance Series  26

Growth Fund (continued)

Short-term securities 2.17%	Shares	Value (000)
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)(h)	12,411,333	$1,241,009

Total short-term securities (cost: $1,241,013,000)		1,241,009

Total investment securities 100.04% (cost: $24,936,445,000)		57,249,337
Other assets less liabilities (0.04)%		(24,537)

Net assets 100.00%		$57,224,800

Investments in affiliates (h)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.17%
Money market investments 2.17%
Capital Group Central Cash Fund 3.70% (g)	$1,303,602	$4,172,172	$4,234,527	$20	$(258)	$1,241,009	$32,011

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Anthropic, PBC, Class G-1, preferred shares (a)(c)	1/27/2026-2/12/2026	$194,967	$443,156	0.78%

Anthropic, PBC, Class F, preferred shares (a)(c)	8/29/2025	86,525	361,529	0.63

Anthropic, PBC (a)(c)	3/26/2026	30,335	68,951	0.12

Stripe, LLC, Series I, 6.00% noncumulative preferred shares (a)(c)	3/15/2023	55,637	174,091	0.30

Stripe, LLC, Class B (a)(c)	5/6/2021	6,766	10,622	0.02

Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	2,113	3,317	0.01

OpenAI Group PBC, Class A-2, convertible preferred shares (c)	10/28/2025	13,741	53,871	0.09

OpenAI Group PBC, Class A (a)(c)	10/28/2025	15,294	26,196	0.05

OpenAI Group PBC, Class C, convertible preferred shares (c)	3/31/2026	23,989	25,692	0.04

PsiQuantum Corp., Series D, preferred shares (a)(c)	5/28/2021	23,781	43,470	0.08

PsiQuantum Corp., Series E, preferred shares (a)(c)	5/23/2025-6/3/2025	2,305	2,761	–	(i)

Einride AB (a)	7/14/2025	9,617	7,708	0.01

Einride AB (ADR) (a)(e)	6/9/2026	6,554	6,111	0.01

Einride AB (EUR denominated) (a)	2/1/2023	2,674	2,143	0.01

JUUL Labs, Inc., Class A (a)(c)(e)	7/29/2024	19,001	4,743	0.01

Tipalti Solutions, Ltd., Series F, preferred shares (a)(c)	12/1/2021	6,956	1,690	–	(i)

Total		$500,255	$1,236,051	2.16%

27  American Funds Insurance Series

Growth Fund (continued)

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)

Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $10,854,000, which represented less than 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 6/30/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(i)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series 28

EUPAC Fund
(formerly International Fund)

Investment portfolio June 30, 2026	unaudited

Common stocks 95.86%	Shares	Value (000)
Information technology 23.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	7,354,618	$564,751
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	85,713	40,934
SK hynix, Inc.	220,040	388,220
ASML Holding NV	92,146	182,748
Samsung Electronics Co., Ltd.	432,999	94,661
Tokyo Electron, Ltd.	154,929	74,923
SAP SE	393,630	60,282
ARM Holdings PLC (ADR) (a)(b)	105,673	37,468
Kioxia Holdings Corp. (a)	61,300	34,803
Shopify, Inc., Class A, subordinate voting shares (a)	255,469	29,169
NEC Corp.	1,065,200	25,859
Keyence Corp.	50,500	25,443
Murata Manufacturing Co., Ltd.	314,900	22,695
Fujitsu, Ltd.	1,126,600	22,483
Delta Electronics, Inc.	349,000	21,601
Halma PLC	386,784	20,207
MediaTek, Inc.	143,000	19,527
Disco Corp.	33,900	17,229
Baidu, Inc., Class A (a)	1,044,850	14,879
Zhongji Innolight Co., Ltd., Class A	49,500	9,361
Kokusai Electric Corp.	125,200	8,548
Elite Material Co., Ltd.	49,000	8,385
Infineon Technologies AG	89,716	8,376
TDK Corp.	366,200	8,180
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	4,819	7,933
Telefonaktiebolaget LM Ericsson, Class B	690,989	7,713
Advantest Corp.	37,700	7,663
eMemory Technology, Inc.	63,000	5,837
Accton Technology Corp.	56,000	4,428
LITE-ON Technology Corp.	395,000	2,777
Xiaomi Corp., Class B (a)	676,000	1,875
Nokia Corp.	116,485	1,542
OBIC Co., Ltd.	53,200	1,247
Lenovo Group, Ltd.	344,000	1,028
Nemetschek SE	8,239	498

		1,783,273

Industrials 17.46%
Airbus SE, non-registered shares	428,775	95,435
Rolls-Royce Holdings PLC	3,669,620	70,457
Safran SA	171,200	67,686
Vestas Wind Systems AS	2,091,272	59,086
Bombardier, Inc., Class B (a)	254,083	58,500
Recruit Holdings Co., Ltd.	817,305	56,892
Siemens AG	168,203	54,049
International Consolidated Airlines Group SA (CDI)	8,511,812	54,010
Hitachi, Ltd.	1,640,906	45,600
Prysmian SpA	248,871	41,807
Kingspan Group PLC	392,015	35,857
Deutsche Post AG	546,451	33,158
Schneider Electric SE	92,115	30,221
Techtronic Industries Co., Ltd.	1,755,050	29,300
Deutsche Lufthansa AG	2,547,925	29,153
MTU Aero Engines AG	66,580	27,692
BAE Systems PLC	1,054,616	25,800
ABB, Ltd.	232,009	25,173
DSV A/S	102,769	24,396
Ryanair Holdings PLC (ADR)	222,067	14,379
Ryanair Holdings PLC	303,855	9,513

29  American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Taisei Corp.	258,500	$22,910
Trane Technologies PLC	40,463	19,874
Sunbelt Rentals Holdings, Inc. (CDI)	256,005	18,684
Mitsui & Co., Ltd.	649,900	18,101
Adani Ports & Special Economic Zone, Ltd.	926,379	17,822
Rentokil Initial PLC	3,010,851	17,046
Contemporary Amperex Technology Co., Ltd., Class A	285,100	16,576
Hanwha Aerospace Co., Ltd.	25,341	16,323
Marubeni Corp.	531,100	15,466
Leonardo SpA	254,930	13,671
Kubota Corp.	717,100	12,005
Innio NV (a)	303,400	11,999
Larsen & Toubro, Ltd.	252,037	11,102
Volvo AB, Class B	315,253	10,718
Fujikura, Ltd.	259,800	10,085
Rheinmetall AG, non-registered shares	8,751	9,905
WEG SA	968,554	8,801
Compagnie de Saint-Gobain SA, non-registered shares	97,195	8,800
Melrose Industries PLC	1,393,906	8,790
Vinci SA	59,771	8,742
Daikin Industries, Ltd.	56,600	8,597
Siemens Energy AG	43,727	8,287
Mitsubishi Heavy Industries, Ltd.	360,900	8,217
Nordex SE, non-registered shares (a)	153,324	8,095
RELX PLC	254,412	8,013
Bouygues SA	141,551	7,898
Weichai Power Co., Ltd., Class A	1,819,200	7,379
Legrand SA	39,984	6,749
Saab AB, Class B	129,170	6,701
Mitsubishi Electric Corp.	174,700	6,406
Babcock International Group PLC	497,559	6,284
IHI Corp.	362,887	6,132
Diploma PLC	62,396	5,905
Thales SA	18,953	4,869
Komatsu, Ltd.	121,200	4,744
Weir Group PLC (The)	147,028	4,692
ITOCHU Corp.	396,800	4,563
Kandenko Co., Ltd.	108,000	4,516
Sungrow Power Supply Co., Ltd., Class A	192,300	4,507
Shenzhen Inovance Technology Co., Ltd., Class A	453,900	4,457
Singapore Technologies Engineering, Ltd.	537,502	4,337
Mitsubishi Corp.	141,700	3,812
Epiroc AB, Class A	113,652	3,118
AtkinsRealis Group, Inc.	39,865	2,476
Rumo SA	950,518	2,473
Aselsan Elektronik Sanayi ve Ticaret AS	321,199	2,375
SECOM Co., Ltd.	56,600	2,249
SGH, Ltd.	66,014	2,142
Kawasaki Heavy Industries, Ltd.	101,500	1,849
Localiza Rent a Car SA, ordinary nominative shares	219,789	1,769
ASSA ABLOY AB, Class B	44,409	1,569
Bureau Veritas SA	50,807	1,556
Ebara Corp.	37,700	1,478
Didi Global, Inc. (ADR) (a)	315,205	1,056
Randstad NV, non-registered shares (b)	15,826	456

		1,325,310

Financials 16.05%
UniCredit SpA	1,194,449	106,864

American Funds Insurance Series  30

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mizuho Financial Group, Inc.	1,081,900	$51,952
KB Financial Group, Inc.	474,225	48,766
AIA Group, Ltd.	5,087,146	46,659
Banco Bilbao Vizcaya Argentaria SA	1,798,832	45,126
3i Group PLC	1,252,006	41,321
BNP Paribas SA	307,126	35,896
Erste Group Bank AG	259,294	34,738
Japan Post Bank Co., Ltd.	1,820,100	34,671
Skandinaviska Enskilda Banken AB, Class A	1,701,731	33,869
Banco Santander SA	2,139,198	29,594
Brookfield Corp., Class A	563,387	23,995
Brookfield Corp., Class A (CAD denominated)	129,002	5,504
Resona Holdings, Inc.	2,216,300	28,907
NatWest Group PLC	3,256,223	28,700
BAWAG Group AG	142,874	28,646
Standard Chartered PLC (GBP denominated)	1,055,156	28,600
Shinhan Financial Group Co., Ltd.	431,736	26,752
HSBC Holdings PLC (GBP denominated)	1,126,003	21,389
HSBC Holdings PLC (HKD denominated)	212,400	4,037
ING Groep NV	780,379	24,689
FinecoBank SpA	911,677	22,872
Hana Financial Group, Inc.	273,712	20,287
Aviva PLC	2,311,081	19,940
Munchener Ruckversicherungs-Gesellschaft AG	35,614	19,881
Nu Holdings, Ltd., Class A (a)	1,459,985	19,505
ICICI Bank, Ltd.	1,288,165	18,761
Axis Bank, Ltd.	1,286,269	18,409
Aon PLC, Class A	54,695	18,142
Kotak Mahindra Bank, Ltd.	4,031,346	16,752
State Bank of India	1,447,442	15,835
Adyen NV (a)	16,916	15,798
MS&AD Insurance Group Holdings, Inc.	562,200	14,683
Tokio Marine Holdings, Inc.	322,900	14,298
Deutsche Boerse AG	52,273	14,264
ICG PLC	600,000	13,451
Abu Dhabi Commercial Bank PJSC	3,348,382	13,240
Banco Comercial Portugues, SA	9,487,326	11,231
T&D Holdings, Inc.	361,000	10,694
OTP Bank PLC	67,861	10,028
Great-West Lifeco, Inc.	143,004	9,112
BPER Banca SpA	563,044	8,838
CVC Capital Partners PLC	573,148	8,329
CaixaBank SA, non-registered shares	584,772	8,300
Wise Group PLC, Class A (CDI) (a)	633,063	7,597
Wise Group PLC, Class A (a)	33,100	394
Abu Dhabi Islamic Bank PJSC	1,413,440	7,946
Bank Central Asia Tbk PT	25,394,300	7,909
PICC Property and Casualty Co., Ltd., Class H	4,184,000	7,677
KBC Groep NV	54,938	7,494
Banco BPM SpA	403,856	6,975
DBS Group Holdings, Ltd.	137,500	6,947
AXA SA	133,294	6,680
Danske Bank AS	114,617	6,149
ABN AMRO Bank NV (FDR)	138,972	5,911
UBS Group AG	117,618	5,827
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	9,564,000	5,739
Banco BTG Pactual SA, units	527,172	5,524
Grupo Financiero Banorte, SAB de CV, Series O	515,963	5,446
Eurobank SA	1,130,621	5,403
Bajaj Finance, Ltd.	424,012	4,528

31 American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Euronext NV	27,506	$4,400
Capitec Bank Holdings, Ltd.	14,612	4,234
London Stock Exchange Group PLC	36,741	3,978
Hiscox, Ltd.	141,292	3,462
Credicorp, Ltd.	8,068	3,143
Canadian Imperial Bank of Commerce (CAD denominated)	26,414	3,042
Allianz SE	6,368	3,014
Hong Kong Exchanges and Clearing, Ltd.	49,300	2,291
Cholamandalam Investment and Finance Co., Ltd.	119,261	2,269
Deutsche Bank AG	63,905	2,164
Saudi National Bank (The)	191,307	1,970
Samsung Fire & Marine Insurance Co., Ltd.	4,431	1,774
Intact Financial Corp.	6,663	1,375
Sampo Oyj, Class A	113,892	1,197
Poste Italiane SpA	34,067	1,114
Shriram Finance, Ltd.	97,780	1,089

		1,217,987

Materials 9.65%
First Quantum Minerals, Ltd. (a)	2,850,045	77,850
Vale SA (ADR), ordinary nominative shares	2,504,582	37,669
Vale SA, ordinary nominative shares	2,359,721	35,599
Grupo Mexico, SAB de CV, Series B	5,161,497	58,511
Lundin Mining Corp.	2,365,643	57,646
Barrick Mining Corp. (CAD denominated)	901,928	33,164
Barrick Mining Corp.	335,740	12,332
BASF SE	797,654	42,639
Agnico Eagle Mines, Ltd. (CAD denominated)	231,044	35,898
Heidelberg Materials AG, non-registered shares	177,460	33,852
Ivanhoe Mines, Ltd., Class A (a)(d)	3,675,281	28,791
Ivanhoe Mines, Ltd., Class A (a)	16,355	128
Glencore PLC	4,174,287	28,471
Anglo American PLC	527,744	25,848
Resonac Holdings Co., Ltd.	185,100	20,640
ArcelorMittal SA	309,069	18,584
Nutrien, Ltd. (CAD denominated)	171,043	10,776
Nutrien, Ltd.	90,410	5,691
Shin-Etsu Chemical Co., Ltd.	339,264	14,794
Syensqo SA	173,301	12,797
Valterra Platinum, Ltd. (GBP denominated)	172,845	11,638
Valterra Platinum, Ltd. (ZAR denominated)	8,518	571
Antofagasta PLC	227,774	11,569
Mitsui Kinzoku Co., Ltd.	41,800	11,193
CRH PLC	93,559	10,011
Amcor PLC	202,474	8,777
JX Advanced Metals Corp.	286,500	7,925
Mitsubishi Chemical Group Corp.	1,126,800	7,829
Pan American Silver Corp.	151,512	6,786
Air Liquide SA	33,198	6,574
Saudi Basic Industries Corp., non-registered shares	417,710	5,732
Anhui Conch Cement Co., Ltd., Class H	2,578,000	5,524
Buzzi SpA	103,547	5,301
LG Chem, Ltd.	28,043	5,094
Baoshan Iron & Steel Co., Ltd., Class A	5,726,000	4,591
Wheaton Precious Metals Corp.	39,785	4,469
KGHM Polska Miedz SA	49,661	4,384
Smurfit Westrock PLC	85,624	3,961
Sumitomo Metal Mining Co., Ltd.	79,700	3,725
Nippon Sanso Holdings Corp.	96,775	3,571

American Funds Insurance Series  32

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	18,033	$3,142
Impala Platinum Holdings, Ltd.	176,284	1,844
Zijin Mining Group Co., Ltd., Class A	470,400	1,747
Akzo Nobel NV	23,969	1,626
Linde PLC	3,131	1,625
MMG, Ltd. (a)	1,652,000	1,475

		732,364

Consumer discretionary 6.87%
MercadoLibre, Inc. (a)	31,538	53,532
Compagnie Financiere Richemont SA, Class A	181,497	42,116
Amadeus IT Group SA, Class A, non-registered shares	561,934	32,272
Alibaba Group Holding, Ltd.	1,955,800	23,366
Alibaba Group Holding, Ltd. (ADR)	26,002	2,495
Industria de Diseno Textil SA	409,413	25,803
Midea Group Co., Ltd., Class A	1,979,788	22,027
Ryohin Keikaku Co., Ltd.	922,283	20,149
InterContinental Hotels Group PLC	111,867	19,295
Compagnie Generale des Etablissements Michelin	490,532	18,947
LVMH Moet Hennessy-Louis Vuitton SE	33,399	18,495
Flutter Entertainment PLC (a)	179,377	18,327
Fast Retailing Co., Ltd.	34,500	17,644
Nitori Holdings Co., Ltd.	1,096,900	16,303
Moncler SpA	232,721	13,503
H World Group, Ltd. (ADR)	256,221	10,690
Sea, Ltd., Class A (ADR) (a)	109,330	10,477
Kering SA	36,198	10,293
Sony Group Corp.	507,800	10,183
Zensho Holdings Co., Ltd.	168,202	8,345
Barratt Redrow PLC	2,231,760	8,328
Maruti Suzuki India, Ltd.	54,441	8,144
Trip.com Group, Ltd. (ADR) (a)	190,135	7,575
Trip.com Group, Ltd. (a)	5,800	230
Mercedes-Benz Group AG	153,906	7,725
Hyundai Motor Co.	23,814	7,668
Compass Group PLC	236,853	7,653
Dollarama, Inc.	51,921	6,869
Panasonic Holdings Corp.	200,050	5,617
PDD Holdings, Inc. (ADR) (a)	72,655	5,542
Ferrari NV (EUR denominated)	14,859	5,507
BYD Co., Ltd., Class H	588,400	5,449
Toyota Motor Corp.	307,000	5,148
Honda Motor Co., Ltd.	523,500	4,742
Li Ning Co., Ltd.	2,511,000	4,734
Aristocrat Leisure, Ltd.	110,291	4,699
Sumitomo Electric Industries, Ltd.	239,600	4,423
Booking Holdings, Inc.	23,480	4,185
Shenzhou International Group Holdings, Ltd.	703,700	3,544
Prosus NV, Class N	72,806	3,164
NEXT PLC	13,587	2,622
Gildan Activewear, Inc.	46,952	2,421
Shimano, Inc.	20,600	2,200
Hyundai Mobis Co., Ltd.	4,744	1,543
Stellantis NV (a)	241,504	1,374
Galaxy Entertainment Group, Ltd.	331,922	1,250
ASICS Corp.	45,700	1,243
Coupang, Inc., Class A (a)	60,335	1,048
Fuyao Glass Industry Group Co., Ltd., Class A	127,100	947

33  American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Meituan, Class B (a)	92,800	$818
Laopu Gold Co., Ltd., Class H (b)	9,500	423
Metaplanet, Inc. (a)	208,800	257

		521,354

Health care 5.92%
AstraZeneca PLC (GBP denominated)	531,746	99,478
Novo Nordisk AS, Class B	1,946,503	93,383
Argenx SE (ADR) (a)	55,114	51,133
Argenx SE, non-registered shares (a)	27,232	25,261
EssilorLuxottica SA	165,782	31,103
Fresenius SE & Co. KGaA	669,349	30,567
Roche Holding AG, nonvoting shares	48,761	20,071
Chugai Pharmaceutical Co., Ltd.	330,400	15,297
Siemens Healthineers AG	289,667	11,320
Innovent Biologics, Inc. (a)	1,089,500	11,104
BeOne Medicines, Ltd. (ADR) (a)	37,991	10,826
Sandoz Group AG	92,417	8,352
Takeda Pharmaceutical Co., Ltd.	254,500	8,035
Haleon PLC	1,436,068	6,627
Bayer AG	102,203	5,650
WuXi AppTec Co., Ltd., Class H	240,500	4,729
Zealand Pharma AS (a)	99,698	4,420
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	452,800	3,350
Eurofins Scientific SE, non-registered shares	26,291	2,061
Koninklijke Philips NV	56,632	1,539
Asahi Intecc Co., Ltd.	59,800	1,403
Daiichi Sankyo Co., Ltd.	75,989	1,219
Rede D’Or Sao Luiz SA	167,660	1,127
Max Healthcare Institute, Ltd.	89,005	1,068

		449,123

Communication services 4.66%
SoftBank Group Corp.	3,750,036	140,693
Tencent Holdings, Ltd.	949,533	52,328
NetEase, Inc.	1,185,116	30,504
Orange	1,371,514	25,870
Bharti Airtel, Ltd.	1,012,993	19,852
BT Group PLC	7,121,426	17,959
Spotify Technology SA (a)	34,876	16,013
Nintendo Co., Ltd.	368,548	15,477
Singapore Telecommunications, Ltd.	3,396,000	11,637
MTN Group, Ltd.	620,681	8,639
Publicis Groupe SA	72,805	7,196
Millicom International Cellular SA	33,204	3,014
Advanced Info Service PCL, foreign registered shares	145,900	1,620
Swisscom AG	1,787	1,379
Deutsche Telekom AG	45,877	1,250

		353,431

Consumer staples 3.85%
Nestle SA	490,329	50,354
British American Tobacco PLC	799,957	49,340
Ajinomoto Co., Inc.	993,116	36,127
Philip Morris International, Inc.	191,086	34,569
L’Oreal SA, non-registered shares	46,617	20,452

American Funds Insurance Series  34

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Imperial Brands PLC	531,913	$19,667
Anheuser-Busch InBev SA/NV	231,248	19,066
Danone SA	221,065	18,130
KT&G Corp.	111,293	12,206
Diageo PLC	446,169	8,968
Avenue Supermarts, Ltd. (a)	158,990	7,397
Carlsberg A/S, Class B	40,827	5,357
Shiseido Co., Ltd.	246,200	3,981
Marks and Spencer Group PLC	657,129	3,244
JBS NV (BDR)	161,514	1,904
Kweichow Moutai Co., Ltd., Class A	7,711	1,346

		292,108

Utilities 3.74%
SSE PLC	1,966,995	63,572
Engie SA	1,785,895	56,312
RWE AG	426,058	27,603
Iberdrola SA, non-registered shares	972,716	24,277
E.ON SE	986,134	20,346
Public Power Corp. SA (a)	599,261	15,775
Kansai Electric Power Co., Inc.	1,089,188	15,308
Gulf Development PCL, foreign registered shares	6,946,415	12,972
Adani Green Energy, Ltd. (a)	703,969	11,194
Enel SpA	728,931	8,375
Veolia Environnement SA	195,836	8,157
Orsted AS (a)	354,308	7,966
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	961,169	5,519
Snam SpA	708,252	5,098
National Grid PLC	101,928	1,687

		284,161

Energy 3.72%
Cenovus Energy, Inc. (CAD denominated)	3,913,106	97,093
Cenovus Energy, Inc.	153,638	3,812
Shell PLC (GBP denominated)	695,896	26,955
Shell PLC (EUR denominated)	447,510	17,290
Canadian Natural Resources, Ltd. (CAD denominated)	911,298	36,060
Canadian Natural Resources, Ltd.	631	25
TotalEnergies SE (EUR denominated)	427,519	33,210
Tourmaline Oil Corp.	340,397	14,233
Reliance Industries, Ltd.	842,563	11,597
SLB, Ltd.	231,150	10,746
Equinor ASA	322,996	10,149
Santos, Ltd.	1,692,175	8,401
Neste OYJ	199,187	6,475
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	381,670	6,168
Subsea 7 SA (a)	8,458	289

		282,503

Real estate 0.44%
China Resources Land, Ltd.	2,481,500	9,528
Mitsubishi Estate Co., Ltd.	276,900	7,048

35  American Funds Insurance Series

EUPAC Fund (continued)

(formerly International Fund)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Henderson Land Development Co., Ltd.	2,113,000	$6,705
Sun Hung Kai Properties, Ltd.	426,000	6,139
Goodman Logistics (HK), Ltd. REIT	175,916	3,814

		33,234

Total common stocks (cost: $5,421,426,000)		7,274,848

Preferred securities 0.24%
Consumer discretionary 0.12%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	180,864	8,994

Financials 0.11%
Itau Unibanco Holding SA, preferred nominative shares	1,077,587	8,805

Information technology 0.01%
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	422	695
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	18	29
Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)(d)	1	2

		726

Total preferred securities (cost: $15,881,000)		18,525

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(c)	7,730	–	(e)

Total rights & warrants (cost: $0)		–	(e)

Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)(g)	2,695,668	269,540

Total short-term securities (cost: $269,550,000)		269,540

Total investment securities 99.65% (cost: $5,706,857,000)		7,562,913
Other assets less liabilities 0.35%		26,478

Net assets 100.00%		$7,589,391

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 3.55%
Money market investments 3.55%
Capital Group Central Cash Fund 3.70% (f)	$122,775	$1,246,660	$1,099,860	$(6)	$(29)	$269,540	$4,562

American Funds Insurance Series  36

EUPAC Fund (continued)

(formerly International Fund)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Ivanhoe Mines, Ltd., Class A (a)	12/18/2023	$32,962	$28,791		0.38%

Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	8,215	7,933	0.10

Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	719	695	0.01

Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	31	29	–	(h)

Canva Australia Holdings Pty, Ltd., Series A-4, noncumulative preferred shares (a)(c)	11/4/2021	2	2	–	(h)

Total		$41,929	$37,450		0.49%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

FDR = Fiduciary Depositary Receipts

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

37  American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 94.15%	Shares	Value (000)
Information technology 34.65%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,889,269	$452,229
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	44,990	21,486
SK hynix, Inc.	177,703	313,524
Samsung Electronics Co., Ltd.	550,762	120,406
Broadcom, Inc.	187,359	70,775
NVIDIA Corp.	328,112	65,652
ASML Holding NV	21,859	43,352
ASML Holding NV (ADR)	4,935	9,818
MediaTek, Inc.	371,934	50,788
Microsoft Corp.	101,665	37,923
Tokyo Electron, Ltd.	78,300	37,865
KLA Corp.	112,273	33,874
Delta Electronics, Inc.	435,000	26,924
Corning, Inc.	101,167	25,841
Baidu, Inc., Class A (a)	1,578,650	22,480
Elite Material Co., Ltd.	125,800	21,528
Accton Technology Corp.	230,000	18,187
Zhongji Innolight Co., Ltd., Class A	91,059	17,220
NAURA Technology Group Co., Ltd., Class A	125,200	16,424
Murata Manufacturing Co., Ltd.	192,300	13,859
Micron Technology, Inc.	10,766	12,427
Cloudflare, Inc., Class A (a)	47,709	11,702
Apple, Inc.	32,803	9,492
eMemory Technology, Inc.	100,000	9,265
ASE Technology Holding Co., Ltd.	370,000	7,990
Lenovo Group, Ltd.	2,664,000	7,959
Applied Materials, Inc.	10,571	7,643
Kokusai Electric Corp.	108,200	7,388
Seagate Technology Holdings PLC	7,646	7,378
Intel Corp. (a)	46,643	6,513
Keyence Corp.	11,100	5,592
Xiaomi Corp., Class B (a)	1,869,200	5,183
Jentech Precision Industrial Co., Ltd.	46,000	4,998
Synopsys, Inc. (a)	10,151	4,528
TDK Corp.	187,000	4,177
Capgemini SE	38,943	3,917
Credo Technology Group Holding, Ltd. (a)	13,641	3,710
Western Digital Corp.	5,308	3,390
Coherent Corp. (a)	7,914	3,122
Oracle Corp.	19,168	2,809
Tata Consultancy Services, Ltd.	95,579	2,061
LITE-ON Technology Corp.	287,000	2,018
SAP SE	6,870	1,052
SAP SE (ADR) (b)	4,188	646
International Business Machines Corp.	5,925	1,666
Teradyne, Inc.	2,759	1,335
Disco Corp.	2,100	1,067
Chroma ATE, Inc.	12,000	823
Canva Australia Holdings Pty, Ltd. (a)(c)(d)	385	634
Globant SA (a)	7,718	223

		1,560,863

Financials 14.01%
Banco Bilbao Vizcaya Argentaria SA	1,700,344	42,655
Samsung Life Insurance Co., Ltd.	108,886	28,425
Nu Holdings, Ltd., Class A (a)	2,045,122	27,323
Capitec Bank Holdings, Ltd.	72,370	20,969
Abu Dhabi Islamic Bank PJSC	3,624,127	20,373
Hana Financial Group, Inc.	220,863	16,370
AIA Group, Ltd.	1,767,800	16,214

American Funds Insurance Series  38

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Shriram Finance, Ltd.	1,420,743	$15,829
Emirates NBD Bank PJSC	1,826,809	14,771
Standard Chartered PLC (GBP denominated)	544,246	14,752
PICC Property and Casualty Co., Ltd., Class H	8,038,947	14,750
Mastercard, Inc., Class A	28,710	14,745
ICICI Bank, Ltd.	1,010,331	14,714
Bajaj Finance, Ltd.	1,377,203	14,706
Eurobank SA	3,015,859	14,412
KB Financial Group, Inc.	132,515	13,627
Abu Dhabi Commercial Bank PJSC	3,434,540	13,581
UniCredit SpA	149,212	13,350
Shinhan Financial Group Co., Ltd.	199,898	12,386
3i Group PLC	373,135	12,315
XP, Inc., Class A	707,765	11,508
PKO Bank Polski SA, Class C	416,767	11,437
Discovery, Ltd.	694,650	11,222
Saudi National Bank (The)	1,081,238	11,134
Banco Santander SA	755,691	10,454
Axis Bank, Ltd.	728,189	10,422
HSBC Holdings PLC (GBP denominated)	330,431	6,277
HSBC Holdings PLC (HKD denominated)	200,400	3,809
Banco BTG Pactual SA, units	956,876	10,026
Aon PLC, Class A	29,648	9,834
Credicorp, Ltd.	24,926	9,711
BSE, Ltd.	220,810	9,101
OTP Bank PLC	58,589	8,658
National Bank of Greece SA	490,673	8,485
FirstRand, Ltd.	1,318,313	7,819
Cholamandalam Investment and Finance Co., Ltd.	402,351	7,655
Yapi ve Kredi Bankasi AS (a)	8,225,269	7,101
AU Small Finance Bank, Ltd.	628,420	6,941
Saudi Awwal Bank SJSC, non-registered shares	785,402	6,765
Ping An Insurance (Group) Co. of China, Ltd., Class H	948,544	6,203
Akbank TAS	3,441,111	5,698
Multi Commodity Exchange of India, Ltd. (a)	172,823	5,210
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	8,129,000	4,878
Erste Group Bank AG	34,273	4,592
Public Bank Bhd.	3,774,100	4,460
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,727,425	4,407
Kaspi.kz JSC (ADR)	49,369	4,277
Hong Kong Exchanges and Clearing, Ltd.	90,100	4,188
Bank of the Philippine Islands	2,453,688	3,850
DBS Group Holdings, Ltd.	75,000	3,790
Vietnam Technological and Commercial JSCB (The)	2,923,900	3,742
Futu Holdings, Ltd. (ADR)	39,041	3,660
Samsung Fire & Marine Insurance Co., Ltd.	8,817	3,531
Banco Santander (Brasil) SA, units	611,271	3,173
Brookfield Corp., Class A	72,254	3,077
SinoPac Financial Holdings Co., Ltd.	2,417,000	3,048
Al Rajhi Banking and Investment Corp., non-registered shares	168,632	2,960
Qatar National Bank QPSC	585,490	2,774
Visa, Inc., Class A	7,963	2,732
B3 SA - Brasil, Bolsa, Balcao	948,996	2,671
Kasikornbank PCL, foreign registered shares	402,600	2,653
BDO Unibank, Inc.	1,364,300	2,644
Max Financial Services, Ltd. (a)	137,808	2,318
S&P Global, Inc.	5,193	2,115
360 ONE WAM, Ltd.	162,421	1,853
State Bank of India	139,728	1,529
Wise Group PLC, Class A (CDI) (a)	93,874	1,126
Wise Group PLC, Class A (a)	31,900	380

39  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Bank Central Asia Tbk PT	4,793,500	$1,493
Prudential PLC	111,403	1,484
Bank of China, Ltd., Class H	1,858,000	1,184
Kotak Mahindra Bank, Ltd.	279,371	1,161
Haci A–mer Sabanci Holding AS	474,722	995
DB Insurance Co., Ltd.	10,677	925
Central Depository Services (India), Ltd.	65,656	913
China Merchants Bank Co., Ltd., Class H	94,000	540
Woori Financial Group, Inc.	22,426	421
Sberbank of Russia PJSC (c)	2,662,164	–	(e)

		631,281

Industrials 11.18%
International Container Terminal Services, Inc.	4,120,150	60,152
Contemporary Amperex Technology Co., Ltd., Class A	726,140	42,218
Contemporary Amperex Technology Co., Ltd., Class H	23,000	2,070
Rolls-Royce Holdings PLC	1,845,473	35,433
Airbus SE, non-registered shares	134,543	29,946
Weichai Power Co., Ltd., Class A	4,390,696	17,811
Weichai Power Co., Ltd., Class H	1,462,600	6,425
Hitachi, Ltd.	860,900	23,924
Adani Ports & Special Economic Zone, Ltd.	940,550	18,095
GE Vernova, Inc.	15,275	17,946
Larsen & Toubro, Ltd.	368,211	16,219
Copa Holdings SA, Class A	103,445	16,093
General Electric Co.	39,557	14,784
Rumo SA	5,439,913	14,152
Techtronic Industries Co., Ltd.	808,500	13,498
Aselsan Elektronik Sanayi ve Ticaret AS	1,762,782	13,034
Localiza Rent a Car SA, ordinary nominative shares	1,410,829	11,352
Localiza Rent a Car SA	6,050	47
BAE Systems PLC	442,306	10,821
WEG SA	1,133,558	10,301
Hanwha Aerospace Co., Ltd.	15,196	9,788
AGCO Corp.	80,777	9,669
Kanzhun, Ltd., Class A (ADR)	603,896	7,772
TransDigm Group, Inc.	5,797	7,722
HD Hyundai Marine Solution Co., Ltd.	49,485	7,214
Shenzhen Inovance Technology Co., Ltd., Class A	665,919	6,539
IHI Corp.	385,379	6,512
Uber Technologies, Inc. (a)	89,781	6,479
Mitsui & Co., Ltd.	223,100	6,214
LG Corp.	85,206	5,372
Grab Holdings, Ltd., Class A (a)	1,207,414	4,552
Weir Group PLC (The)	140,247	4,475
Daikin Industries, Ltd.	28,400	4,314
Mitsubishi Heavy Industries, Ltd.	149,100	3,395
HD Hyundai Electric Co., Ltd.	5,059	3,207
Hyosung Heavy Industries Corp.	1,411	3,166
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	533,391	3,165
SM Investments Corp.	279,010	2,690
Ayala Corp.	364,800	2,495
Didi Global, Inc. (ADR) (a)	707,394	2,370
Komatsu, Ltd.	60,400	2,364
Turk Hava Yollari Anonim Ortakligi, non-registered shares (a)	317,343	2,223
GT Capital Holdings, Inc.	273,190	2,165
Embraer SA	117,683	1,866
Jiangsu Hengli Hydraulic Co., Ltd., Class A	115,464	1,842
Siemens AG	5,419	1,741
Acter Group Corp., Ltd.	37,000	1,508

American Funds Insurance Series  40

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)

Industrials (continued)
Schneider Electric SE	4,593	$1,507
International Consolidated Airlines Group SA (CDI)	216,565	1,374
JSW Infrastructure, Ltd.	373,701	1,284
Andritz AG	13,330	1,152
Bureau Veritas SA	35,617	1,091
Carrier Global Corp.	12,949	950
Leonardo SpA	12,167	652
Siemens Energy AG	2,805	532

		503,682

Consumer discretionary 7.72%
MercadoLibre, Inc. (a)	33,373	56,647
Alibaba Group Holding, Ltd.	1,720,972	20,560
Alibaba Group Holding, Ltd. (ADR)	106,195	10,193
Midea Group Co., Ltd., Class A	2,729,233	30,365
Trip.com Group, Ltd. (ADR) (a)	380,346	15,153
Trip.com Group, Ltd. (a)	20,050	796
Compagnie Financiere Richemont SA, Class A	68,472	15,889
H World Group, Ltd. (ADR)	286,441	11,950
H World Group, Ltd.	9,400	40
Ryohin Keikaku Co., Ltd.	534,200	11,671
Eicher Motors, Ltd.	135,254	10,159
Hyundai Mobis Co., Ltd.	27,054	8,800
LVMH Moet Hennessy-Louis Vuitton SE	15,094	8,359
Eternal, Ltd. (a)	2,811,913	7,934
Vibra Energia SA	1,231,502	7,130
BYD Co., Ltd., Class A	587,423	6,899
Fuyao Glass Industry Group Co., Ltd., Class A	902,075	6,721
Jumbo SA	257,221	6,604
Sea, Ltd., Class A (ADR) (a)	65,943	6,319
Maruti Suzuki India, Ltd.	36,657	5,483
TVS Motor Co., Ltd.	141,532	5,216
Royal Caribbean Cruises, Ltd.	15,727	4,994
Galaxy Entertainment Group, Ltd.	1,254,000	4,722
Panasonic Holdings Corp.	163,300	4,585
PDD Holdings, Inc. (ADR) (a)	58,721	4,479
Lenskart Solutions, Ltd. (a)	778,752	4,242
Naspers, Ltd., Class N	83,887	4,208
Tesla, Inc. (a)	9,884	4,157
Wynn Resorts, Ltd.	40,473	3,929
Li Ning Co., Ltd.	2,067,655	3,898
Inchcape PLC	375,782	3,844
Shenzhou International Group Holdings, Ltd.	687,100	3,461
Geely Automobile Holdings, Ltd.	1,537,000	3,313
Fast Retailing Co., Ltd.	6,300	3,222
Starbucks Corp.	30,575	3,124
Yum! Brands, Inc.	17,045	2,725
MakeMyTrip, Ltd. (a)	48,163	2,567
Pop Mart International Group, Ltd. (b)	126,200	2,505
Hermes International	1,336	2,445
Aptiv Holdings, Ltd. (a)	38,490	2,362
Cyrela Brazil Realty SA, ordinary nominative shares	502,572	2,241
Marriott International, Inc., Class A	5,923	2,195
Mahindra & Mahindra, Ltd.	58,684	1,920
ANTA Sports Products, Ltd.	207,800	1,888
Hyundai Motor Co.	5,760	1,855
Industria de Diseno Textil SA	27,145	1,711
Moncler SpA	28,833	1,673
Booking Holdings, Inc.	8,005	1,427
Meituan, Class B (a)	145,200	1,281

41  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Accor SA	21,007	$1,221
Kering SA	4,170	1,186
Coupang, Inc., Class A (a)	67,745	1,177
Laopu Gold Co., Ltd., Class H (b)	25,400	1,131
Tube Investments of India, Ltd.	33,272	1,075
Hilton Worldwide Holdings, Inc.	2,905	960
Ferrari NV (EUR denominated)	2,554	946
Shangri-La Asia, Ltd.	1,564,000	800
Sands China, Ltd.	377,200	630
Versigent PLC (a)	13,510	568
New Oriental Education & Technology Group, Inc. (ADR)	6,500	298
Evolution AB (a)	1,477	102

		347,955

Communication services 7.65%
Tencent Holdings, Ltd.	1,511,901	83,320
Alphabet, Inc., Class A	124,660	44,550
Alphabet, Inc., Class C	76,900	27,171
Bharti Airtel, Ltd.	2,004,593	39,286
MTN Group, Ltd.	2,479,923	34,518
NetEase, Inc.	1,176,800	30,290
NetEase, Inc. (ADR)	25,098	3,216
Meta Platforms, Inc., Class A	59,352	33,432
KT Corp. (ADR)	666,427	11,516
Baidu, Inc., Class A (ADR) (a)	52,556	6,007
Orange	282,855	5,335
True Corp. PCL, foreign registered shares	13,284,586	5,195
Advanced Info Service PCL, foreign registered shares	408,900	4,540
Telkom Indonesia (Persero) Tbk PT, Class B	33,657,800	4,464
America Movil, SAB de CV, Class B (ADR)	151,105	3,927
ROBLOX Corp., Class A (a)	65,078	3,539
Netflix, Inc. (a)	32,175	2,297
Singapore Telecommunications, Ltd.	652,400	2,236

		344,839

Materials 7.64%
First Quantum Minerals, Ltd. (a)	1,592,283	43,494
Grupo Mexico, SAB de CV, Series B	3,220,083	36,503
Vale SA, ordinary nominative shares	1,354,044	20,427
Vale SA (ADR), ordinary nominative shares	722,997	10,874
Mitsui Kinzoku Co., Ltd.	89,200	23,885
Barrick Mining Corp.	399,319	14,667
APL Apollo Tubes, Ltd.	670,200	12,755
Glencore PLC	1,674,532	11,422
Amcor PLC (CDI)	232,072	10,038
Aura Minerals, Inc.	143,406	9,027
BASF SE	166,817	8,917
Southern Copper Corp.	50,055	8,723
Lundin Mining Corp.	353,038	8,603
Valterra Platinum, Ltd. (ZAR denominated)	97,010	6,504
Valterra Platinum, Ltd. (ADR)	41,308	460
Siam Cement PCL, foreign registered shares	912,200	6,765
Zijin Mining Group Co., Ltd., Class H	1,552,000	5,459
Zijin Mining Group Co., Ltd., Class A	259,300	963
Corteva, Inc.	74,722	6,328
Baoshan Iron & Steel Co., Ltd., Class A	7,505,364	6,018
Suzano SA	777,010	5,983
Freeport-McMoRan, Inc.	88,218	5,548
Gold Fields, Ltd.	149,626	5,019

American Funds Insurance Series  42

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Gold Fields, Ltd. (ADR)	10,047	$337
Resonac Holdings Co., Ltd.	47,200	5,263
LG Chem, Ltd.	28,397	5,159
Nutrien, Ltd. (CAD denominated)	74,372	4,686
Zijin Gold International Co., Ltd.	404,100	4,582
Saudi Basic Industries Corp., non-registered shares	321,333	4,410
Ivanhoe Mines, Ltd., Class A (a)	477,196	3,738
Anhui Conch Cement Co., Ltd., Class H	1,664,500	3,567
Linde PLC	6,747	3,501
Pan American Silver Corp.	77,269	3,461
Wheaton Precious Metals Corp. (CAD denominated)	30,398	3,420
Impala Platinum Holdings, Ltd.	312,195	3,265
Dow, Inc.	118,533	3,243
Anglo American PLC	63,564	3,113
Sasol, Ltd. (a)	221,151	2,187
Sasol, Ltd. (ADR) (a)	75,345	740
Shin-Etsu Chemical Co., Ltd.	64,500	2,813
Loma Negra Compania Industrial Argentina SA (ADR) (a)	201,255	2,304
Antofagasta PLC	43,697	2,219
ArcelorMittal SA	36,422	2,190
MMG, Ltd. (a)	2,152,000	1,921
Syensqo SA	24,392	1,801
Anglogold Ashanti PLC (ZAR denominated)	19,840	1,604
Heidelberg Materials AG, non-registered shares	7,997	1,526
Air Liquide SA	6,996	1,385
Eldorado Gold Corp. (CAD denominated)	30,919	962
JX Advanced Metals Corp.	24,800	686
Welspun Gujarat Stahl Rohren, Ltd.	34,481	556
CEMEX, SAB de CV (ADR)	46,117	553
China Hongqiao Group, Ltd., Class H	190,500	489
Alrosa PJSC (a)(c)	1,123,215	–	(e)

		344,063

Health care 3.48%
Max Healthcare Institute, Ltd.	1,594,531	19,135
Laurus Labs, Ltd.	1,150,255	18,552
Novo Nordisk AS, Class B	320,332	15,368
Eli Lilly and Co.	11,908	14,283
AstraZeneca PLC (GBP denominated)	68,503	12,815
BeOne Medicines, Ltd. (ADR) (a)	33,658	9,591
BeOne Medicines, Ltd. (a)	134,800	2,941
WuXi AppTec Co., Ltd., Class A	330,000	6,075
WuXi AppTec Co., Ltd., Class H	200,300	3,938
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	214,648	7,272
Innovent Biologics, Inc. (a)	641,373	6,537
Thermo Fisher Scientific, Inc.	12,939	6,487
Rede D’Or Sao Luiz SA	928,545	6,243
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	518,888	3,989
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	164,400	1,216
Takeda Pharmaceutical Co., Ltd.	161,700	5,105
Align Technology, Inc. (a)	24,318	4,102
EssilorLuxottica SA	17,683	3,318
Dr. Sulaiman Al Habib Medical Services Group Co.	48,679	2,748
Mettler-Toledo International, Inc. (a)	1,733	2,214
Bayer AG	29,887	1,652
Lupin, Ltd.	53,156	1,362

43  American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Abbott Laboratories	9,087	$825
Danaher Corp.	3,966	755
CanSino Biologics, Inc., Class H (a)	35,921	102

		156,625

Consumer staples 3.12%
Nestle SA	199,067	20,443
Arca Continental, SAB de CV	1,037,443	12,433
Avenue Supermarts, Ltd. (a)	252,746	11,758
KT&G Corp.	96,428	10,576
Kweichow Moutai Co., Ltd., Class A	44,770	7,814
BBB Foods, Inc., Class A (a)	186,840	7,786
Philip Morris International, Inc.	38,212	6,913
Zabka Group	869,662	6,291
JBS NV (BDR)	518,778	6,115
Raia Drogasil SA, ordinary nominative shares	1,492,774	4,861
Anheuser-Busch InBev SA/NV	55,481	4,574
Carlsberg A/S, Class B	33,526	4,399
Wal-Mart de Mexico, SAB de CV, Series V	1,334,031	3,919
Danone SA	46,545	3,817
Dino Polska SA, non-registered shares (a)	494,888	3,741
British American Tobacco PLC	54,748	3,377
Mondelez International, Inc., Class A	53,409	3,089
L’Oreal SA, non-registered shares	6,571	2,883
Varun Beverages, Ltd.	500,013	2,701
United Spirits, Ltd.	177,281	2,536
PepsiCo, Inc.	15,783	2,137
Tsingtao Brewery Co., Ltd., Class H	374,634	2,059
Monster Beverage Corp. (a)	20,282	1,950
Bunge Global SA	18,154	1,938
Coca-Cola Co.	17,543	1,426
JD Health International, Inc. (a)	124,850	526
Almarai Co.	26,852	325

		140,387

Energy 1.93%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	1,465,892	23,689
Vista Energy, SAB de CV, Class A (ADR) (a)	190,437	12,150
ADNOC Drilling Co. PJSC	7,381,530	11,534
Reliance Industries, Ltd.	807,469	11,114
SLB, Ltd.	120,023	5,580
Shell PLC (GBP denominated)	122,375	4,740
Adnoc Gas PLC	4,759,293	4,459
BP PLC (ADR)	116,055	4,288
TotalEnergies SE (EUR denominated)	54,905	4,265
HD Hyundai Co., Ltd.	24,974	3,227
Exxon Mobil Corp.	9,240	1,263
Borr Drilling, Ltd. (a)	132,459	547
Rosneft Oil Co. PJSC (c)	588,661	–	(e)

		86,856

Utilities 1.76%
Public Power Corp. SA (a)	510,016	13,426
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	2,300,791	13,210
Gulf Development PCL, foreign registered shares	6,904,093	12,893
Power Grid Corp. of India, Ltd.	3,457,599	10,517
Adani Green Energy, Ltd. (a)	398,450	6,336
Adani Power, Ltd. (a)	2,605,404	6,203

American Funds Insurance Series  44

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Equatorial SA	705,619	$5,323
NHPC, Ltd. (a)	5,947,642	5,138
CPFL Energia SA	206,069	1,788
NTPC, Ltd. (a)	468,166	1,773
SembCorp Industries, Ltd.	286,200	1,410
Engie SA	41,991	1,324

		79,341

Real estate 1.01%
Lodha Developers, Ltd.	1,914,139	19,423
China Resources Land, Ltd.	3,255,834	12,501
China Resources Mixc Lifestyle Services, Ltd.	851,400	3,994
CK Asset Holdings, Ltd.	697,000	3,945
SM Prime Holdings, Inc.	7,479,300	2,211
Longfor Group Holdings, Ltd. (b)	2,759,346	2,116
ALLOS SA, ordinary nominative shares	133,019	723
Emaar Properties PJSC	192,505	631

		45,544

Total common stocks (cost: $2,369,558,000)		4,241,436

Preferred securities 0.90%
Financials 0.49%
Itau Unibanco Holding SA (ADR), preferred nominative shares	2,064,891	16,870
Itau Unibanco Holding SA, preferred nominative shares	657,288	5,371

		22,241

Information technology 0.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	48,780	6,830
Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)(d)	34	56
Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)(d)	1	2

		6,888

Real estate 0.15%
QuintoAndar, Ltd., Series E, preference shares (a)(c)(d)	32,657	5,240
QuintoAndar, Ltd., Series E-1, preference shares (a)(c)(d)	8,400	1,348

		6,588

Energy 0.07%
Petroleo Brasileiro SA PETROBRAS, preferred nominative shares	405,215	2,967

Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares (b)	32,989	1,641
Cyrela Brazil Realty SA, preferred shares (a)	33,966	141
TVS Motor Co., Ltd., 6.00% cumulative preferred shares (a)	605,414	66
Getir BV, Series D, preferred shares (a)(c)(d)	7,768	–	(e)

		1,848

Total preferred securities (cost: $35,920,000)		40,532

45  American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments 2.16%	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 1.87%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (f)	USD200	$176
Angola (Republic of) 8.25% 5/9/2028	600	619
Angola (Republic of) 8.00% 11/26/2029 (f)	445	453
Angola (Republic of) 8.75% 4/14/2032 (f)	280	283
Angola (Republic of) 9.375% 3/31/2033 (f)	540	553
Asian Development Bank 5.25% 4/29/2035	PHP25,800	405
Benin (Republic of) 7.96% 2/13/2038 (f)	USD690	734
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL21	4
Brazil (Federative Republic of) 0% 1/1/2030	3,000	366
Brazil (Federative Republic of) 10.00% 1/1/2031	21,116	3,559
Brazil (Federative Republic of) 6.00% 8/15/2032 (g)	3,442	597
Brazil (Federative Republic of) 10.00% 1/1/2033	6,793	1,093
Brazil (Federative Republic of) 10.00% 1/1/2035	7,600	1,183
Brazil (Federative Republic of) 6.00% 8/15/2050 (g)	5,485	879
Chile (Republic of) 4.70% 9/1/2030	CLP810,000	867
Chile (Republic of) 5.30% 11/1/2037	300,000	320
Chile (Republic of) 4.34% 3/7/2042	USD350	310
China (People’s Republic of), Series INBK, 1.63% 10/25/2030	CNY11,870	1,767
China (People’s Republic of), Series INBK, 1.61% 2/15/2035	6,720	987
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,250	216
Colombia (Republic of) 3.25% 4/22/2032	USD700	608
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP4,320,700	1,041
Colombia (Republic of), Series B, 13.25% 2/9/2033	7,344,800	2,267
Colombia (Republic of), Series B, 7.25% 10/18/2034	2,054,300	457
Colombia (Republic of), Series B, 11.75% 1/24/2035	877,300	253
Colombia (Republic of), Series UVR, 3.75% 2/25/2037 (g)	6,870	668
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	170
Czech Republic, Series 121, 2.50% 3/13/2031	CZK27,360	1,135
Czech Republic, Series 145, 3.50% 5/30/2035	15,840	692
Czech Republic, Series 142, 1.95% 7/30/2037	17,900	649
Dominican Republic (Government of) 8.625% 4/20/2027 (f)	USD192	197
Dominican Republic (Government of) 5.875% 1/30/2060	335	297
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	960	965
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP33,072	673
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR100	117
Egypt (Arab Republic of) 7.625% 5/29/2032	USD1,165	1,196
Egypt (Arab Republic of) 8.50% 1/31/2047	400	392
Egypt (Arab Republic of) 8.875% 5/29/2050	386	386
Gabonese (Republic of) 6.625% 2/6/2031	720	621
Gabonese (Republic of) 7.00% 11/24/2031	300	257
Gaci First Investment Co. 5.375% 1/29/2054	360	323
Honduras (Republic of) 6.25% 1/19/2027	875	882
Honduras (Republic of) 5.625% 6/24/2030 (f)	281	283
Hungary (Republic of) 6.75% 7/23/2031	HUF287,020	991
Hungary (Republic of) 6.25% 9/22/2032 (f)	USD330	349
Hungary (Republic of) 4.75% 11/24/2032	HUF180,830	572
Hungary (Republic of) 3.00% 4/25/2041	401,390	1,008
India (Republic of) 7.32% 11/13/2030	INR3,480	38
India (Republic of) 7.18% 8/14/2033	95,020	1,032
India (Republic of) 7.18% 7/24/2037	132,100	1,434
India (Republic of) 8.13% 6/22/2045	92,570	1,071
India (Republic of) 7.06% 10/10/2046	53,020	548
India (Republic of) 7.09% 8/5/2054	77,070	789
Indonesia (Republic of) 6.625% 2/17/2037	USD300	327
Indonesia (Republic of), Series FR82, 7.00% 9/15/2030	IDR2,341,000	130
Indonesia (Republic of), Series 109, 5.875% 3/15/2031	12,228,000	652
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	16,818,000	926
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	15,314,000	822
Indonesia (Republic of), Series FR80, 7.50% 6/15/2035	7,953,000	450
Indonesia (Republic of), Series FR98, 7.125% 6/15/2038	7,242,000	399
Indonesia (Republic of), Series FR83, 7.50% 4/15/2040	8,852,000	502

American Funds Insurance Series  46

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Indonesia (Republic of), Series FR106, 7.125% 8/15/2040	IDR13,148,000	$729
Kazakhstan (Republic of) 5.50% 7/1/2037 (f)	USD945	968
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT48,750	90
Kazakhstan (Republic of), Series 180, 6.50% 10/24/2027	63,737	120
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	133,877	281
Kenya (Republic of) 6.30% 1/23/2034	USD645	594
Kenya (Republic of) 9.50% 3/5/2036 (f)	555	591
Kenya (Republic of) 9.50% 3/5/2036	330	351
Malaysia (Federation of), Series 0310, 4.498% 4/15/2030	MYR2,880	735
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	9,821	2,447
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	616	166
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	535
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,202	543
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	292
Malaysia (Federation of), Series 0124, 4.28% 3/23/2054	1,255	318
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD490	505
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 4.375% 6/27/2030	EUR340	400
Mic Capital Management (RSC) Seven, Ltd. 5.875% 5/1/2034	USD455	479
Morocco (Kingdom of) 5.95% 3/8/2028 (f)	255	259
Morocco (Kingdom of) 3.875% 4/2/2029	EUR465	535
Morocco (Kingdom of) 4.75% 4/2/2035	200	233
Mozambique (Republic of) 9.00% 9/15/2031	USD540	478
Nigeria (Republic of) 18.50% 2/21/2031	NGN730,360	541
Nigeria (Republic of) 7.875% 2/16/2032	USD280	292
Nigeria (Republic of) 8.631% 1/13/2036 (f)	390	424
Oman (Sultanate of) 6.00% 8/1/2029	445	460
Oman (Sultanate of) 6.75% 1/17/2048	285	313
Panama (Republic of) 6.70% 1/26/2036	473	510
Panama (Republic of) 6.875% 1/31/2036	856	936
Panama (Republic of) 8.00% 3/1/2038	483	568
Paraguay (Republic of) 4.95% 4/28/2031	167	168
Peru (Republic of) 3.00% 1/15/2034	225	195
Peru (Republic of) 6.55% 3/14/2037	190	208
Peru (Republic of) 7.60% 8/12/2039	PEN3,228	1,013
Peru (Republic of) 3.55% 3/10/2051	USD490	345
Peru (Republic of) 2.78% 12/1/2060	100	55
Philippines (Republic of) 6.375% 7/27/2030	PHP12,110	196
Philippines (Republic of) 6.00% 8/20/2030	14,790	235
Philippines (Republic of) 6.75% 9/15/2032	41,240	670
Philippines (Republic of) 6.375% 10/23/2034	USD145	156
Philippines (Republic of) 5.00% 1/27/2036	552	542
Philippines (Republic of) 3.95% 1/20/2040	500	428
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	370	369
Poland (Republic of), Series 1033, 6.00% 10/25/2033	PLN8,434	2,382
Poland (Republic of), Series 1034, 5.00% 10/25/2034	4,295	1,136
Romania (Republic of) 5.25% 5/30/2032	EUR450	526
Romania (Republic of) 5.25% 5/30/2032	230	269
Romania (Republic of) 2.00% 4/14/2033	300	283
Romania (Republic of) 5.625% 5/30/2037	390	441
Saudi Arabia (Kingdom of) 4.875% 7/18/2033	USD480	478
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	2,300	2,220
South Africa (Republic of) 7.10% 11/19/2036 (f)	200	215
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR482	28
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	1,395	86
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	8,388	531
South Africa (Republic of), Series R-209, 6.25% 3/31/2036	18,605	974
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	137	9
South Africa (Republic of), Series R-2044, 8.75% 1/31/2044	12,241	733
Thailand (Kingdom of) 3.45% 6/17/2043	THB25,768	834
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	593
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	1,510	1,149

47  American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.875% 5/13/2037	USD610	$641
United Mexican States 5.125% 3/19/2038	EUR420	478
United Mexican States 4.75% 3/8/2044	USD800	645
United Mexican States 3.75% 4/19/2071	860	496
United Mexican States, Series M, 7.75% 5/29/2031	MXN56,500	3,141
United Mexican States, Series M, 7.75% 11/23/2034	12,548	668
United Mexican States, Series M30, 8.50% 11/18/2038	21,600	1,162
United Mexican States, Series M, 7.75% 11/13/2042	20,000	978
United Mexican States, Series M, 8.00% 7/31/2053	19,887	966

		84,275

Corporate bonds and notes 0.29%
Energy 0.07%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (f)	USD410	419
Oleoducto Central SA 4.00% 7/14/2027 (f)	255	252
Petroleos Mexicanos 5.95% 1/28/2031	610	603
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (f)	400	350
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	189
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051 (f)	430	314
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (f)	250	266
Transportadora de Gas del Sur SA 7.75% 11/20/2035 (f)	220	226
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (f)	390	404
YPF SA 8.25% 1/17/2034 (f)	335	351

		3,374

Financials 0.05%
Banco Internacional del Peru SAA 4.80% 7/15/2031 (f)	475	467
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (h)	400	381
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)(h)	340	367
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (h)	330	356
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	280
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (h)	400	428

		2,279

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	275
Meituan 3.05% 10/28/2030 (f)	400	370
Meituan 3.05% 10/28/2030	200	185
Melco Resorts Finance, Ltd. 7.625% 4/17/2032 (f)	345	354
MercadoLibre, Inc. 3.125% 1/14/2031	200	184
Sands China, Ltd. 4.375% 6/18/2030	220	213
Wynn Macau, Ltd. 5.625% 8/26/2028	260	258

		1,839

Communication services 0.04%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,710	817
America Movil, SAB de CV, 10.30% 1/30/2034	2,820	169
PLDT, Inc. 2.50% 1/23/2031	USD210	191
Telecommunications Co. Telekom Srbija Akcionarsko drustvo, Belgrade 7.25% 5/18/2031 (f)	200	200
Tencent Holdings, Ltd. 3.24% 6/3/2050 (f)	380	261

		1,638

American Funds Insurance Series  48

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Materials 0.03%
Braskem Netherlands Finance BV 8.50% 1/12/2031 (f)		USD355	$223
CSN Resources SA 8.875% 12/5/2030 (f)		400	299
PT Krakatau Posco 6.375% 6/11/2027		345	347
Sasol Financing USA, LLC 8.75% 4/10/2033 (f)		280	290

			1,159

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (f)		335	339
LATAM Airlines Group SA 7.875% 4/15/2030 (f)		355	370
Mexico City Airport Trust 4.25% 10/31/2026		200	200

			909

Utilities 0.02%
Aegea Finance SARL 9.00% 1/20/2031 (f)		275	265
AES Panama Generation Holdings, SRL 4.375% 5/31/2030 (f)		259	245
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030) (h)		350	348

			858

Consumer staples 0.01%
Health and Happiness (H&H) International Holdings, Ltd. 9.125% 7/24/2028		200	210
NBM US Holdings, Inc. 6.625% 8/6/2029 (d)		420	420

			630

Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030		280	266

Total corporate bonds and notes			12,952

Total bonds, notes & other debt instruments (cost: $95,737,000)			97,227

Short-term securities 2.94%		Shares
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)(j)		1,316,194	131,606

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Egypt (Arab Republic of) 12/22/2026	21.112%	EGP1,575	29
Egypt (Arab Republic of) 6/22/2027	19.011	1,775	29
Kazakhstan (Republic of) 2/5/2027	13.591	KZT269,133	514
Nigeria (Republic of) 1/19/2027	15.840	NGN632,880	416

			988

Total short-term securities (cost: $132,579,000)			132,594

Total investment securities 100.15% (cost: $2,633,794,000)			4,511,789
Other assets less liabilities (0.15)%			(6,749)

Net assets 100.00%			$4,505,040

49  American Funds Insurance Series

New World Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Short	2	10/5/2026	USD(412)	$1
5 Year Euro-Bobl Futures	Short	12	9/10/2026	(1,582)	(6)
5 Year U.S. Treasury Note Futures	Long	6	10/5/2026	642	2
10 Year Euro-Bund Futures	Short	11	9/10/2026	(1,600)	(16)
10 Year Ultra U.S. Treasury Note Futures	Long	7	9/30/2026	787	11

					$(8)

Forward currency contracts

						Unrealized appreciation (depreciation) at 6/30/2026 (000)
Contract amount
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date

USD	267	PLN	970	Goldman Sachs	7/8/2026	$9
USD	796	BRL	4,046	Morgan Stanley	7/10/2026	14
PHP	6,160	USD	100	Citibank	7/10/2026	– (e)
USD	146	IDR	2,643,945	Goldman Sachs	7/10/2026	(1)
USD	391	ZAR	6,470	Goldman Sachs	7/10/2026	(3)
PLN	767	USD	209	Citibank	7/10/2026	(5)
USD	1,529	PHP	94,305	Bank of America	7/10/2026	(8)
USD	530	COP	1,910,290	Morgan Stanley	7/10/2026	(28)
USD	843	COP	3,027,600	Citibank	7/10/2026	(41)
INR	12,512	USD	130	Citibank	7/13/2026	2
USD	1,480	BRL	7,702	Goldman Sachs	7/13/2026	(7)
USD	1,759	EUR	1,510	Morgan Stanley	7/14/2026	33
CNH	6,280	USD	928	Citibank	7/14/2026	(3)
CZK	9,270	USD	442	HSBC Bank	7/14/2026	(5)
MYR	199	USD	49	JPMorgan Chase	7/22/2026	– (e)
USD	1,506	MXN	26,165	UBS AG	7/23/2026	12
USD	97	ZAR	1,600	Goldman Sachs	7/23/2026	– (e)
THB	26,500	USD	794	Citibank	7/24/2026	5

						$(26)

Investments in affiliates (j)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.92%
Money market investments 2.92%
Capital Group Central Cash Fund 3.70% (i)	$60,900	$460,995	$390,289	$9	$(9)	$131,606	$2,004

American Funds Insurance Series  50

New World Fund (continued)

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets

QuintoAndar, Ltd., Series E, preference shares (a)(c)	5/26/2021	$5,258	$5,240		0.12%

QuintoAndar, Ltd., Series E-1, preference shares (a)(c)	12/20/2021	1,716	1,348		0.03

Canva Australia Holdings Pty, Ltd. (a)(c)	8/26/2021-11/4/2021	656	634		0.01

Canva Australia Holdings Pty, Ltd., Series A, noncumulative preferred shares (a)(c)	11/4/2021	58	56		–	(k)

Canva Australia Holdings Pty, Ltd., Series A-3, noncumulative preferred shares (a)(c)	11/4/2021	1	2		–	(k)

NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	412	420		0.01

Getir BV, Series D, preferred shares (a)(c)	5/27/2021	3,500	–	(e)	–	(k)

Total		$11,601	$7,700		0.17%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Amount less than one thousand.
(f)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $13,082,000, which represented 0.29% of the net assets of the fund.

(g)	Index-linked bond whose principal amount moves with a government price index.
(h)	Step bond; coupon rate may change at a later date.
(i)	Rate represents the seven-day yield at 6/30/2026.
(j)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts	EUR = Euros	PEN = Peruvian nuevos soles
BDR = Brazilian Depositary Receipts	GBP = British pounds	PHP = Philippine pesos
BRL = Brazilian reais	GDR = Global Depositary Receipts	PLN = Polish zloty
CAD = Canadian dollars	HKD = Hong Kong dollars	RSC = Restricted Scope Company
CDI = CREST Depository Interest	HUF = Hungarian forints	SOFR = Secured Overnight Financing Rate
CLP = Chilean pesos	IDR = Indonesian rupiah	THB = Thai baht
CNH = Chinese yuan renminbi	INR = Indian rupees	USD = U.S. dollars
CNY = Chinese yuan renminbi	KZT = Kazakhstani tenge	UST = U.S. Treasury
COP = Colombian pesos	MXN = Mexican pesos	ZAR = South African rand
CZK = Czech korunas	MYR = Malaysian ringgits
EGP = Egyptian pounds	NGN = Nigerian naira

Refer to the notes to financial statements.

51  American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio June 30, 2026	unaudited

Common stocks 95.90%	Shares	Value (000)

Information technology 22.56%
Broadcom, Inc.	2,094,644	$791,251
Microsoft Corp.	1,300,570	485,139
Apple, Inc.	1,331,784	385,365
KLA Corp.	1,036,483	312,717
ASML Holding NV (ADR)	96,504	191,989
NVIDIA Corp.	770,736	154,216
International Business Machines Corp.	252,956	71,134
Amphenol Corp., Class A	364,961	64,350
Intel Corp. (a)	422,604	59,008
Applied Materials, Inc.	68,257	49,350
Western Digital Corp.	77,173	49,292
SAP SE (ADR) (b)	206,055	31,755
Cisco Systems, Inc.	204,497	24,020
Texas Instruments, Inc.	75,365	22,464
Corning, Inc.	84,335	21,542
Hewlett Packard Enterprise Co.	446,249	20,130
Salesforce, Inc.	104,582	16,384
TE Connectivity PLC	59,462	11,988
Fair Isaac Corp. (a)	9,532	11,389
ASM International NV (ADR)	3,970	4,561
Motorola Solutions, Inc.	9,895	4,109
Teradyne, Inc.	6,500	3,145
Accenture PLC, Class A	24,678	3,071

		2,788,369

Financials 14.34%
Bank of America Corp.	3,607,509	205,556
Marsh & McLennan Cos., Inc.	1,144,286	190,718
JPMorgan Chase & Co.	525,749	172,094
Visa, Inc., Class A	473,875	162,582
Truist Financial Corp.	2,280,823	113,631
Mastercard, Inc., Class A	219,317	112,641
BlackRock, Inc.	87,971	84,589
Morgan Stanley	328,231	68,613
Arthur J. Gallagher & Co.	298,757	68,586
Wells Fargo & Co.	672,634	55,587
KKR & Co., Inc.	565,233	51,877
Apollo Asset Management, Inc.	372,893	44,117
Blackstone, Inc.	373,920	43,999
Chubb, Ltd.	120,446	41,041
Capital One Financial Corp.	191,332	38,385
S&P Global, Inc.	90,108	36,697
Citizens Financial Group, Inc.	513,743	35,998
Progressive Corp.	152,304	33,271
Aon PLC, Class A	97,622	32,380
CME Group, Inc., Class A	133,359	29,450
Citigroup, Inc.	207,496	29,041
Berkshire Hathaway, Inc., Class B (a)	47,715	23,876
Goldman Sachs Group, Inc.	15,469	15,645
Brookfield Asset Management, Ltd., Class A	345,786	15,509
KeyCorp	548,704	12,648
Equitable Holdings, Inc.	245,406	10,768
Huntington Bancshares, Inc.	598,500	10,611
American Express Co.	28,600	9,674
Fifth Third Bancorp	166,060	9,361
Intercontinental Exchange, Inc.	48,480	5,968
Charles Schwab Corp. (The)	57,745	5,328
PNC Financial Services Group, Inc.	8,347	2,055

		1,772,296

American Funds Insurance Series  52

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)

Industrials 13.01%
General Electric Co.	505,177	$188,800
RTX Corp.	934,191	177,244
Deere & Co.	234,696	148,875
Caterpillar, Inc.	126,599	134,815
Northrop Grumman Corp.	256,520	130,648
Union Pacific Corp.	326,946	88,929
Boeing Co. (The) (a)	362,949	78,568
Paychex, Inc.	762,352	74,962
Delta Air Lines, Inc.	791,172	74,101
GE Vernova, Inc.	43,340	50,918
Lennox International, Inc.	83,949	48,099
3M Co.	257,825	41,744
ITT, Inc.	203,321	40,209
Watsco, Inc.	95,381	39,748
L3Harris Technologies, Inc.	134,562	39,102
Parker-Hannifin Corp.	39,311	38,451
Verisk Analytics, Inc.	189,123	33,953
Siemens AG (ADR)	191,551	30,823
Johnson Controls International PLC	157,835	23,061
Waste Connections, Inc.	127,090	21,185
Ingersoll-Rand, Inc.	240,430	19,713
HEICO Corp.	42,664	15,197
BAE Systems PLC (ADR)	136,409	13,361
CSX Corp.	277,000	13,166
RELX PLC (ADR)	307,269	9,731
Equifax, Inc.	60,828	9,655
Trane Technologies PLC	14,265	7,006
Applied Industrial Technologies, Inc.	16,977	5,741
Waste Management, Inc.	23,162	5,162
FedEx Corp.	14,386	4,505

		1,607,472

Health care 12.28%
Eli Lilly and Co.	210,724	252,749
UnitedHealth Group, Inc.	498,846	207,335
CVS Health Corp.	1,786,330	184,796
AbbVie, Inc.	543,316	136,720
Amgen, Inc.	353,816	128,124
Abbott Laboratories	1,012,033	91,832
Gilead Sciences, Inc.	669,228	84,550
Danaher Corp.	384,526	73,244
Johnson & Johnson	259,728	65,963
Vertex Pharmaceuticals, Inc. (a)	127,427	63,297
Merck & Co., Inc.	462,923	59,486
Thermo Fisher Scientific, Inc.	67,471	33,827
AstraZeneca PLC	163,340	30,972
Zimmer Biomet Holdings, Inc.	280,713	24,167
Humana, Inc.	48,957	19,447
Illumina, Inc. (a)	105,914	18,623
Elevance Health, Inc.	39,244	15,177
Novo Nordisk AS, Class B (ADR)	303,343	14,542
Bristol-Myers Squibb Co.	96,148	5,540
McKesson Corp.	4,752	3,591
Align Technology, Inc. (a)	18,449	3,112
Cardinal Health, Inc.	3,778	897

		1,517,991

Consumer staples 9.02%
Philip Morris International, Inc.	2,502,823	452,786

53  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares		Value (000)

Consumer staples (continued)
British American Tobacco PLC (ADR)	2,788,863		$172,240
Keurig Dr Pepper, Inc.	3,413,637		111,728
Coca-Cola Co.	945,125		76,810
Mondelez International, Inc., Class A	1,221,313		70,641
Costco Wholesale Corp.	53,230		49,795
Altria Group, Inc.	570,892		41,076
Procter & Gamble Co.	245,949		36,066
Constellation Brands, Inc., Class A	201,045		27,963
Church & Dwight Co., Inc.	221,466		21,456
Nestle SA (ADR)	200,456		20,585
Walmart, Inc.	150,834		17,084
Kraft Heinz Co. (The)	390,366		9,220
Bunge Global SA	74,092		7,908

			1,115,358

Consumer discretionary 6.85%
Royal Caribbean Cruises, Ltd.	544,854		173,007
Starbucks Corp.	860,339		87,918
Yum! Brands, Inc.	497,195		79,482
D.R. Horton, Inc.	483,334		78,725
Amazon.com, Inc. (a)	303,338		72,298
Home Depot, Inc.	200,677		70,775
Darden Restaurants, Inc.	311,428		64,157
TJX Cos., Inc. (The)	216,594		32,814
NIKE, Inc., Class B	758,337		31,130
General Motors Co.	340,020		26,209
Tractor Supply Co.	761,180		24,061
Booking Holdings, Inc.	124,588		22,207
Texas Roadhouse, Inc.	107,719		20,815
Vail Resorts, Inc.	136,352		18,564
Marriott International, Inc., Class A	49,140		18,211
Toll Brothers, Inc.	76,979		12,682
Chipotle Mexican Grill, Inc. (a)	211,532		7,192
Sony Group Corp. (ADR)	268,839		5,393
Genuine Parts Co.	6,209		732

			846,372

Communication services 5.04%
Alphabet, Inc., Class A	601,553		214,977
Alphabet, Inc., Class C	421,764		149,022
Meta Platforms, Inc., Class A	247,376		139,344
Comcast Corp., Class A	2,585,879		63,483
Walt Disney Co. (The)	243,999		23,485
AT&T, Inc.	929,750		19,246
Netflix, Inc. (a)	177,872		12,700
Versant Media Group, Inc., Class A	–	(c)	–	(c)

			622,257

Energy 3.56%
Exxon Mobil Corp.	837,050		114,441
ConocoPhillips	759,729		78,981
EOG Resources, Inc.	516,284		66,978
Chevron Corp.	322,579		53,471
Canadian Natural Resources, Ltd.	1,223,962		48,346
TC Energy Corp.	360,429		23,893
ONEOK, Inc.	185,119		16,094
Halliburton Co.	384,170		13,043

American Funds Insurance Series  54

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)

Energy (continued)
SLB, Ltd.	216,823	$10,080
EQT Corp.	189,374	10,069
TotalEnergies SE	65,622	5,103

		440,499

Utilities 3.42%
Constellation Energy Corp.	415,733	103,256
FirstEnergy Corp.	1,286,743	61,172
Southern Co. (The)	614,643	58,827
Sempra	623,528	57,807
CenterPoint Energy, Inc.	831,534	36,621
DTE Energy Co.	216,979	33,061
Exelon Corp.	614,315	28,639
Entergy Corp.	162,119	18,621
CMS Energy Corp.	176,218	13,481
Atmos Energy Corp.	67,234	11,582

		423,067

Real estate 3.38%
Welltower, Inc. REIT	954,791	216,709
Public Storage REIT	290,754	92,550
Simon Property Group, Inc. REIT	155,587	34,797
Prologis, Inc. REIT	196,540	26,625
Ventas, Inc. REIT	211,559	18,786
American Tower Corp. REIT	92,640	15,153
Extra Space Storage, Inc. REIT	42,274	6,142
Rexford Industrial Realty, Inc. REIT	156,135	5,231
CoStar Group, Inc. (a)	56,201	1,592

		417,585

Materials 2.44%
Air Products and Chemicals, Inc.	308,800	90,534
Wheaton Precious Metals Corp.	548,764	61,637
Corteva, Inc.	640,224	54,220
Linde PLC	62,534	32,451
International Paper Co.	562,301	21,424
Royal Gold, Inc.	102,974	20,555
BHP Group Ltd. (ADR)	109,964	9,161
LyondellBasell Industries NV	85,405	4,497
International Flavors & Fragrances, Inc.	40,800	3,232
Mosaic Co.	85,334	1,808
BASF SE (ADR)	98,075	1,305
H.B. Fuller Co.	9,600	560

		301,384

Total common stocks (cost: $6,902,662,000)		11,852,650

Convertible stocks 1.19%

Communication services 0.70%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	955,588	48,630
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	749,785	37,714

		86,344

55  American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Convertible stocks (continued)	Shares	Value (000)

Financials 0.30%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	769,148	$30,651
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	116,666	7,107

		37,758

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	182,329	12,271

Utilities 0.09%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	225,653	11,224

Total convertible stocks (cost: $151,904,000)		147,597

Short-term securities 2.64%

Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)(e)	3,256,296	325,597

Total short-term securities (cost: $325,581,000)		325,597

Total investment securities 99.73% (cost: $7,380,147,000)		12,325,844
Other assets less liabilities 0.27%		33,975

Net assets 100.00%		$12,359,819

Investments in affiliates (e)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 3.70% (d)	$272,530	$792,377	$739,228	$(41)	$(41)	$325,597	$6,864

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series  56

U.S. Small and Mid Cap Equity Fund
Investment portfolio June 30, 2026		unaudited

Common stocks 95.88%	Shares	Value (000)

Financials 19.71%
WEX, Inc. (a)	12,767	$1,801
RenaissanceRe Holdings, Ltd.	5,482	1,737
Brown & Brown, Inc.	22,934	1,471
Citizens Financial Group, Inc.	20,695	1,450
GQG Partners, Inc. (CDI)	1,174,454	1,177
Arthur J. Gallagher & Co.	4,777	1,097
Block, Inc., Class A (a)	12,983	987
Capital One Financial Corp.	4,670	937
Fifth Third Bancorp	15,747	888
KeyCorp	37,575	866
Affirm Holdings, Inc., Class A (a)	10,524	858
Tradeweb Markets, Inc., Class A	8,379	835
Aon PLC, Class A	2,412	800
Victory Capital Holdings, Inc., Class A	8,299	698
LPL Financial Holdings, Inc.	2,419	681
StepStone Group, Inc., Class A	14,672	607
Essent Group, Ltd.	9,122	586
American International Group, Inc.	7,660	571
Principal Financial Group, Inc.	5,234	564
Fiserv, Inc. (a)	10,086	495
TPG, Inc., Class A	10,648	432
Ameriprise Financial, Inc.	889	408
Ally Financial, Inc.	8,296	381
Wesbanco, Inc.	8,897	347
Artisan Partners Asset Management, Inc., Class A	9,806	339
Glacier Bancorp, Inc.	5,938	306
FirstCash Holdings, Inc.	867	188
Kinsale Capital Group, Inc.	476	157
Accelerant Holdings, Class A (a)	10,021	118

		21,782

Industrials 18.08%
Bloom Energy Corp., Class A (a)	9,325	2,823
Comfort Systems USA, Inc.	964	1,911
Crane Co.	4,431	988
Copart, Inc. (a)	33,228	937
XPO, Inc. (a)	4,539	932
ATI, Inc. (a)	4,569	901
AGCO Corp.	6,669	798
United Rentals, Inc.	683	774
FTAI Aviation, Ltd.	2,817	762
United Parcel Service, Inc., Class B	7,009	753
Alaska Air Group, Inc. (a)	12,523	654
APi Group Corp. (a)	14,756	625
Generac Holdings, Inc. (a)	1,989	582
CSX Corp.	11,549	549
Applied Industrial Technologies, Inc.	1,507	510
Builders FirstSource, Inc. (a)	5,572	499
VSE Corp.	2,181	498
Karman Holdings, Inc. (a)	9,449	472
Ingersoll-Rand, Inc.	4,510	370
Carrier Global Corp.	4,856	356
Arxis, Inc., Class A (a)	7,415	342
HEICO Corp.	910	324
CSW Industrials, Inc.	1,086	302
PACCAR, Inc.	2,440	293
Loar Holdings, Inc. (a)	3,586	289
C.H. Robinson Worldwide, Inc.	1,525	287
Toro Co. (The)	2,884	281
SPX Technologies, Inc. (a)	1,070	262

57  American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fluor Corp. (a)	4,674	$245
Core & Main, Inc., Class A (a)	4,351	210
SiteOne Landscape Supply, Inc. (a)	1,670	191
EquipmentShare.com, Inc., Class A (a)	6,880	135
DPC Holdings, Ltd. (a)	2,700	132

		19,987

Information technology 16.02%
Cerebras Systems, Inc., Class A (a)(b)	8,022	1,773
Flex, Ltd. (a)	9,792	1,587
Ingram Micro Holding Corp.	49,953	1,370
Keysight Technologies, Inc. (a)	3,847	1,347
Ciena Corp. (a)	2,048	1,005
Fabrinet, non-registered shares (a)	1,729	972
TTM Technologies, Inc. (a)	5,169	967
Akamai Technologies, Inc. (a)	7,739	915
Cloudflare, Inc., Class A (a)	3,449	846
Semtech Corp. (a)	4,369	707
Ultra Clean Holdings, Inc. (a)	4,162	593
Quantinuum, Inc., Class A (a)	6,970	570
Datadog, Inc., Class A (a)	2,174	566
Skyworks Solutions, Inc.	8,337	565
Hewlett Packard Enterprise Co.	10,534	475
MongoDB, Inc., Class A (a)	1,138	382
GPGI, Inc., Class A (c)	20,637	327
CoreWeave, Inc., Class A (a)	3,180	316
Snowflake, Inc. (a)	1,174	299
Lumentum Holdings, Inc. (a)	339	291
Impinj, Inc. (a)	1,898	272
Fair Isaac Corp. (a)	194	232
ACM Research, Inc., Class A (a)	1,804	229
Twilio, Inc., Class A (a)	972	201
Sanmina Corp. (a)	788	199
Enphase Energy, Inc. (a)	3,945	194
Unity Software, Inc. (a)	6,662	190
Via Transportation, Inc., Class A (a)	9,050	164
Procore Technologies, Inc. (a)	3,861	157

		17,711

Consumer discretionary 13.29%
DoorDash, Inc., Class A (a)	10,514	1,940
NIKE, Inc., Class B	41,485	1,703
LKQ Corp.	37,209	980
Vail Resorts, Inc. (b)	6,812	928
Yum! Brands, Inc.	5,256	840
Hilton Worldwide Holdings, Inc.	2,003	662
Five Below, Inc. (a)	3,388	609
Covista, Inc. (a)	4,598	573
General Motors Co.	6,544	504
Chipotle Mexican Grill, Inc. (a)	14,246	484
Aptiv Holdings, Ltd. (a)	7,195	442
D.R. Horton, Inc.	2,318	378
TopBuild Corp. (a)	1,042	370
SharkNinja, Inc. (a)	2,432	370
Texas Roadhouse, Inc.	1,888	365
Century Communities, Inc.	4,923	353
Rivian Automotive, Inc., Class A (a)	18,663	324
Polaris, Inc.	4,371	299
Brinker International, Inc. (a)	1,669	280

American Funds Insurance Series  58

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)

Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd.	870	$276
O’Reilly Automotive, Inc. (a)	2,936	270
Darden Restaurants, Inc.	1,301	268
Carnival Corp., Ltd.	9,124	261
Cavco Industries, Inc. (a)	404	248
Warby Parker, Inc., Class A (a)	8,087	245
AutoZone, Inc. (a)	68	217
Toll Brothers, Inc.	1,309	216
CAVA Group, Inc. (a)	2,311	181
Versigent PLC (a)	2,515	106

		14,692

Health care 11.20%
Revolution Medicines, Inc. (a)	6,298	1,180
Align Technology, Inc. (a)	5,893	994
Humana, Inc.	2,126	845
Illumina, Inc. (a)	4,586	806
Bio-Techne Corp.	10,570	747
Ionis Pharmaceuticals, Inc. (a)	8,511	675
Oruka Therapeutics, Inc. (a)	6,925	659
Medline, Inc., Class A (a)	16,057	633
Definium Therapeutics, Inc. (a)	12,914	608
NewAmsterdam Pharma Co. NV (a)	17,671	599
Generate Biomedicines, Inc. (a)	26,200	442
Charles River Laboratories International, Inc. (a)	1,836	416
Veeva Systems, Inc., Class A (a)	2,340	415
Natera, Inc. (a)	1,469	399
Spyre Therapeutics, Inc. (a)	4,263	378
Penumbra, Inc. (a)	1,171	370
Alignment Healthcare, Inc. (a)	14,548	346
Tenet Healthcare Corp. (a)	1,502	281
Elanco Animal Health, Inc. (a)	10,744	264
Alnylam Pharmaceuticals, Inc. (a)	854	257
Boston Scientific Corp. (a)	5,931	253
Krystal Biotech, Inc. (a)	675	251
Regeneron Pharmaceuticals, Inc.	372	232
Zimmer Biomet Holdings, Inc.	1,983	171
IQVIA Holdings, Inc. (a)	833	161

		12,382

Consumer staples 4.80%
US Foods Holding Corp. (a)	16,337	1,671
e.l.f. Beauty, Inc. (a)	15,607	1,155
Monster Beverage Corp. (a)	11,445	1,100
Caseys General Stores, Inc.	871	692
Keurig Dr Pepper, Inc.	7,046	231
Constellation Brands, Inc., Class A	1,329	185
Estee Lauder Cos., Inc. (The), Class A	2,258	178
Campbell’s Co. (The)	4,190	93

		5,305

Materials 3.35%
Corteva, Inc.	13,738	1,163
Element Solutions, Inc.	12,375	591
Louisiana-Pacific Corp.	7,007	551
Royal Gold, Inc.	2,384	476
Perpetua Resources Corp. (a)	21,310	442

59  American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)

Materials (continued)
Alcoa Corp.	3,811	$199
USA Rare Earth, Inc., Class A (a)(c)	7,553	163
Westlake Corp.	1,654	121

		3,706

Utilities 3.14%
Exelon Corp.	36,267	1,691
PG&E Corp.	31,926	537
IDACORP, Inc.	3,541	536
American Electric Power Co., Inc.	2,122	290
NRG Energy, Inc.	1,318	192
Vistra Corp.	1,038	165
FirstEnergy Corp.	1,139	54

		3,465

Energy 2.70%
Diamondback Energy, Inc.	5,764	1,013
Expand Energy Corp.	7,254	662
SLB, Ltd.	11,344	527
Baker Hughes Co., Class A	4,929	274
Viper Energy, Inc., Class A	6,048	256
Permian Resources Corp., Class A	13,530	249

		2,981

Real estate 1.80%
Simon Property Group, Inc. REIT	4,533	1,014
American Healthcare REIT, Inc.	6,725	351
Essex Property Trust, Inc. REIT	1,166	340
Crown Castle, Inc. REIT	3,726	282

		1,987

Communication services 1.79%
ROBLOX Corp., Class A (a)	17,368	945
New York Times Co., Class A	7,592	531
Live Nation Entertainment, Inc. (a)	2,759	505

		1,981

Total common stocks (cost: $90,462,000)		105,979

Short-term securities 2.27%
Money market investments 2.27%

Capital Group Central Cash Fund 3.70% (d)(e)	25,132	2,513

Total short-term securities (cost: $2,513,000)		2,513

Total investment securities 98.15% (cost: $92,975,000)		108,492
Other assets less liabilities 1.85%		2,047

Net assets 100.00%		$110,539

American Funds Insurance Series  60

U.S. Small and Mid Cap Equity Fund (continued)

Investments in affiliates (e)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)		Net unrealized appreciation (depreciation) (000)		Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 2.27%
Money market investments 2.27%
Capital Group Central Cash Fund 3.70% (d)	$2,963	$31,394	$31,844	$—	(f)	$—	(f)	$2,513	$63

Restricted securities (c)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
GPGI, Inc., Class A	1/30/2026	$382	$327	0.29%
USA Rare Earth, Inc., Class A (a)	1/26/2026	162	163	0.15

Total		$544	$490	0.44%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Rate represents the seven-day yield at 6/30/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.

Key to abbreviation(s)

CDI = CREST Depository Interest

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

61  American Funds Insurance Series

Capital World Growth and Income Fund
Investment portfolio June 30, 2026	unaudited

Common stocks 95.25%	Shares	Value (000)

Information technology 28.71%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,708,772	$131,214
Broadcom, Inc.	225,041	85,009
Micron Technology, Inc.	51,976	59,995
NVIDIA Corp.	254,595	50,942
Apple, Inc.	139,478	40,359
ASML Holding NV	20,198	40,058
Microsoft Corp.	106,727	39,811
Intel Corp. (a)	207,191	28,930
Applied Materials, Inc.	27,673	20,008
SK hynix, Inc.	10,088	17,798
MediaTek, Inc.	121,094	16,535
Lenovo Group, Ltd.	3,814,000	11,394
Tokyo Electron, Ltd.	22,475	10,869
Western Digital Corp.	14,324	9,149
Oracle Corp.	55,120	8,078
Corning, Inc.	31,165	7,961
Samsung Electronics Co., Ltd.	35,730	7,811
Seagate Technology Holdings PLC	7,366	7,108
Amphenol Corp., Class A	36,260	6,393
Allegro MicroSystems, Inc. (a)	83,948	5,845
International Business Machines Corp.	13,376	3,762
Cloudflare, Inc., Class A (a)	14,770	3,623
Jentech Precision Industrial Co., Ltd.	32,000	3,477
Cisco Systems, Inc.	26,825	3,151
Marvell Technology, Inc.	8,149	2,428
ARM Holdings PLC (ADR) (a)	4,555	1,615
Accenture PLC, Class A	12,592	1,567
AppLovin Corp., Class A (a)	2,540	1,309
Fujitsu, Ltd.	52,000	1,038
Zhongji Innolight Co., Ltd., Class A	5,300	1,002
Nokia Corp.	65,423	866
EPAM Systems, Inc. (a)	10,574	839
ASE Technology Holding Co., Ltd.	36,000	777
Quantinuum, Inc., Class A (a)	9,486	775
Halma PLC	14,703	768
Disco Corp.	1,000	508
Strategy, Inc., Class A (a)	4,619	402

		633,174

Industrials 13.85%
BAE Systems PLC	843,669	20,640
Airbus SE, non-registered shares	82,994	18,473
Deere & Co.	28,610	18,148
RTX Corp.	87,411	16,585
General Electric Co.	42,294	15,807
Union Pacific Corp.	56,093	15,257
Siemens AG	37,404	12,019
Volvo AB, Class B	347,416	11,811
TransDigm Group, Inc.	8,716	11,610
Carrier Global Corp.	142,669	10,465
United Rentals, Inc.	7,832	8,873
Rolls-Royce Holdings PLC	423,127	8,124
Siemens Energy AG	38,892	7,371
Marubeni Corp.	247,419	7,205
Safran SA	18,163	7,181
Techtronic Industries Co., Ltd.	407,000	6,795
Leonardo SpA	124,276	6,664
Prysmian SpA	36,680	6,162
Ryanair Holdings PLC (ADR)	93,811	6,074
Ingersoll-Rand, Inc.	70,555	5,785

American Funds Insurance Series  62

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Recruit Holdings Co., Ltd.	75,321		$5,243
Lockheed Martin Corp.	9,764		4,974
Deutsche Post AG	80,630		4,893
Hitachi, Ltd.	162,900		4,527
Mitsui & Co., Ltd.	147,800		4,116
Compagnie de Saint-Gobain SA, non-registered shares	44,821		4,058
Adani Ports & Special Economic Zone, Ltd.	188,693		3,630
Parker-Hannifin Corp.	3,275		3,203
Comfort Systems USA, Inc.	1,616		3,203
Bouygues SA	57,089		3,185
L3Harris Technologies, Inc.	9,996		2,905
Weir Group PLC (The)	89,475		2,855
International Consolidated Airlines Group SA (CDI)	446,853		2,835
Sieyuan Electric Co., Ltd., Class A	109,600		2,809
RELX PLC	88,624		2,791
Melrose Industries PLC	432,809		2,729
Hanwha Aerospace Co., Ltd.	3,961		2,551
Bureau Veritas SA	80,457		2,465
Vestas Wind Systems AS	86,267		2,437
Weichai Power Co., Ltd., Class A	320,700		1,301
Weichai Power Co., Ltd., Class H	236,000		1,037
MTU Aero Engines AG	5,375		2,236
Saab AB, Class B	37,205		1,930
CK Hutchison Holdings, Ltd.	216,500		1,840
Rocket Lab Corp. (a)	14,827		1,507
Crane Co.	5,519		1,231
Core & Main, Inc., Class A (a)	24,461		1,180
ITOCHU Corp.	101,700		1,169
Boeing Co. (The) (a)	5,301		1,148
Legrand SA	6,222		1,050
Diploma PLC	10,450		989
PACCAR, Inc.	6,356		764
ATI, Inc. (a)	3,092		609
Rheinmetall AG, non-registered shares	452		512
FedEx Corp.	1,469		460
FedEx Freight Holding Co., Inc. (a)	734		111
GE Vernova, Inc.	–	(b)	–	(b)

			305,532

Financials 10.39%
UniCredit SpA	132,086		11,817
Citigroup, Inc.	76,101		10,651
JPMorgan Chase & Co.	28,246		9,246
BPER Banca SpA	582,293		9,140
Aviva PLC	1,009,895		8,714
HSBC Holdings PLC (HKD denominated)	449,600		8,547
Bank of America Corp.	145,103		8,268
Progressive Corp.	34,534		7,544
ING Groep NV	227,810		7,207
Mizuho Financial Group, Inc.	137,900		6,622
Nu Holdings, Ltd., Class A (a)	479,299		6,403
Galaxy Digital, Inc., Class A (a)(c)	153,894		4,208
Galaxy Digital, Inc., Class A (a)	62,958		1,721
Zurich Insurance Group AG	7,430		5,487
BlackRock, Inc.	5,516		5,304
Visa, Inc., Class A	14,955		5,131
NatWest Group PLC	579,979		5,112
Arthur J. Gallagher & Co.	21,487		4,933
Chubb, Ltd.	14,455		4,925
Munchener Ruckversicherungs-Gesellschaft AG	8,781		4,902

63  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
AIA Group, Ltd.	530,669	$4,867
Banco Bilbao Vizcaya Argentaria SA	190,272	4,773
BNP Paribas SA	37,347	4,365
Erste Group Bank AG	32,330	4,331
Apollo Asset Management, Inc.	35,489	4,199
Mastercard, Inc., Class A	7,676	3,942
KB Financial Group, Inc.	38,145	3,923
Blackstone, Inc.	32,628	3,839
Svenska Handelsbanken AB, Class A	229,766	3,381
Japan Post Bank Co., Ltd.	177,500	3,381
FinecoBank SpA	131,783	3,306
Saudi National Bank (The)	317,582	3,270
DBS Group Holdings, Ltd.	62,400	3,153
IG Group Holdings PLC	120,849	2,900
Wells Fargo & Co.	33,615	2,778
Danske Bank AS	50,603	2,715
Credicorp, Ltd.	6,761	2,634
MS&AD Insurance Group Holdings, Inc.	98,600	2,575
Marsh & McLennan Cos., Inc.	15,109	2,518
Shinhan Financial Group Co., Ltd.	32,882	2,038
Aon PLC, Class A	6,115	2,028
B3 SA - Brasil, Bolsa, Balcao	698,114	1,965
Banco Comercial Portugues, SA	1,616,523	1,914
American Express Co.	5,240	1,772
3i Group PLC	50,140	1,655
Intact Financial Corp.	7,877	1,626
National Bank of Canada	9,589	1,514
Allianz SE	3,044	1,441
American International Group, Inc.	18,281	1,363
Brown & Brown, Inc.	21,145	1,356
Partners Group Holding AG	1,457	1,193
Tokio Marine Holdings, Inc.	25,700	1,138
Ping An Insurance (Group) Co. of China, Ltd., Class H	166,500	1,089
HDFC Bank, Ltd.	62,692	530
HDFC Bank, Ltd. (ADR)	17,258	446
Banco Santander SA	58,211	805
Israel Discount Bank, Ltd., Class A	68,760	682
LPL Financial Holdings, Inc.	2,038	574
Abu Dhabi Commercial Bank PJSC	132,339	523
Sumitomo Mitsui Financial Group, Inc.	8,100	317
Banco BPM SpA	16,674	288
Samsung Life Insurance Co., Ltd.	306	80
Sberbank of Russia PJSC (d)	3,196,952	–	(b)

		229,069

Communication services 8.74%
Alphabet, Inc., Class A	130,741	46,723
Alphabet, Inc., Class C	124,870	44,120
Meta Platforms, Inc., Class A	49,806	28,055
SoftBank Group Corp.	668,168	25,068
Singapore Telecommunications, Ltd.	2,722,163	9,328
Netflix, Inc. (a)	97,053	6,930
Orange	307,527	5,801
NetEase, Inc.	205,400	5,287
Tencent Holdings, Ltd.	85,600	4,717
Space Exploration Technologies Corp., Class A (a)(e)	23,900	4,083
Publicis Groupe SA	33,084	3,270
Omnicom Group, Inc.	38,481	2,803
Comcast Corp., Class A	101,412	2,490
Bharti Airtel, Ltd.	91,322	1,790

American Funds Insurance Series  64

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares		Value (000)

Communication services (continued)
AT&T, Inc.	84,101		$1,741
Advanced Info Service PCL, foreign registered shares	43,100		478
Versant Media Group, Inc., Class A	–	(b)	–	(b)

			192,684

Health care 7.05%
Eli Lilly and Co.	32,088		38,487
Novo Nordisk AS, Class B	365,063		17,514
Vertex Pharmaceuticals, Inc. (a)	32,682		16,234
Johnson & Johnson	40,443		10,271
Abbott Laboratories	77,668		7,048
Gilead Sciences, Inc.	55,344		6,992
UnitedHealth Group, Inc.	15,517		6,449
AstraZeneca PLC (GBP denominated)	33,655		6,296
Takeda Pharmaceutical Co., Ltd.	184,300		5,819
Stryker Corp.	17,968		5,657
AbbVie, Inc.	20,563		5,175
Sanofi	51,831		4,429
Amgen, Inc.	12,096		4,380
Thermo Fisher Scientific, Inc.	8,453		4,238
Molina Healthcare, Inc. (a)	10,980		2,511
EssilorLuxottica SA	11,261		2,113
BioMarin Pharmaceutical, Inc. (a)	35,619		2,038
Medtronic PLC	24,360		1,906
Medline, Inc., Class A (a)	48,036		1,895
Argenx SE, non-registered shares (a)	1,864		1,729
WuXi AppTec Co., Ltd., Class H	68,500		1,347
Danaher Corp.	6,996		1,333
Fresenius SE & Co. KGaA	11,068		505
Boston Scientific Corp. (a)	9,698		414
Insulet Corp. (a)	2,281		347
Alnylam Pharmaceuticals, Inc. (a)	1,101		331
GE HealthCare Technologies, Inc.	–	(b)	–	(b)

			155,458

Materials 6.86%
Vale SA, ordinary nominative shares	1,754,722		26,472
Vale SA (ADR), ordinary nominative shares	258,934		3,895
Freeport-McMoRan, Inc.	341,509		21,478
First Quantum Minerals, Ltd. (a)	346,898		9,476
Linde PLC	18,197		9,443
Anglo American PLC	162,264		7,947
Air Products and Chemicals, Inc.	26,611		7,802
Glencore PLC	952,397		6,496
Southern Copper Corp.	34,802		6,065
Eldorado Gold Corp. (CAD denominated)	148,010		4,607
Eldorado Gold Corp.	35,737		1,111
Ivanhoe Mines, Ltd., Class A (a)	598,704		4,690
Smurfit Westrock PLC	87,666		4,055
Heidelberg Materials AG, non-registered shares	20,896		3,986
Anglogold Ashanti PLC	46,315		3,746
Rio Tinto PLC	38,975		3,686
Grupo Mexico, SAB de CV, Series B	238,517		2,704
Corteva, Inc.	30,855		2,613
Agnico Eagle Mines, Ltd. (CAD denominated)	16,033		2,491
Lundin Mining Corp.	92,188		2,246
Franco-Nevada Corp.	9,405		1,960
Antofagasta PLC	37,890		1,924
CRH PLC	15,651		1,675

65  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Materials (continued)
Shin-Etsu Chemical Co., Ltd.	37,400	$1,631
BASF SE	29,634	1,584
Akzo Nobel NV	21,899	1,485
Lynas Rare Earths, Ltd. (a)	116,397	1,459
Air Liquide SA	7,358	1,457
LyondellBasell Industries NV	21,524	1,133
Zijin Mining Group Co., Ltd., Class A	197,100	732
China Hongqiao Group, Ltd., Class H	190,000	488
OR Royalties, Inc.	13,125	416
Mitsui Kinzoku Co., Ltd.	1,200	321

		151,274

Consumer discretionary 6.83%
Amazon.com, Inc. (a)	182,367	43,465
Tesla, Inc. (a)	41,312	17,376
Compagnie Financiere Richemont SA, Class A	53,733	12,469
Carvana Co., Class A (a)	140,714	9,262
Industria de Diseno Textil SA	140,957	8,884
MercadoLibre, Inc. (a)	4,276	7,258
Royal Caribbean Cruises, Ltd.	21,957	6,972
Home Depot, Inc.	13,245	4,671
Starbucks Corp.	45,070	4,606
Compagnie Generale des Etablissements Michelin	110,102	4,253
Trip.com Group, Ltd. (ADR) (a)	74,423	2,965
Trip.com Group, Ltd. (a)	32,436	1,288
LVMH Moet Hennessy-Louis Vuitton SE	7,188	3,980
Moncler SpA	47,676	2,766
D.R. Horton, Inc.	15,946	2,597
Midea Group Co., Ltd., Class A	169,400	1,885
Compass Group PLC	56,048	1,811
Booking Holdings, Inc.	8,950	1,595
Flutter Entertainment PLC (a)	14,827	1,515
Fast Retailing Co., Ltd.	2,900	1,483
McDonald’s Corp.	5,089	1,376
Aristocrat Leisure, Ltd.	31,803	1,355
Suzuki Motor Corp.	105,800	1,274
Accor SA	18,196	1,058
Shimano, Inc.	8,600	919
Kering SA	2,654	755
Zensho Holdings Co., Ltd.	15,000	744
Dollarama, Inc.	4,772	631
NEXT PLC	2,981	575
NIKE, Inc., Class B	11,120	456
Vinted, Ltd. (a)(c)(d)	4,978	447

		150,691

Consumer staples 4.69%
Philip Morris International, Inc.	265,345	48,004
British American Tobacco PLC	248,083	15,301
Nestle SA	129,218	13,270
Imperial Brands PLC	249,748	9,234
Sysco Corp.	34,046	2,846
JBS NV (BDR)	219,305	2,585
Bunge Global SA	21,333	2,277
Ocado Group PLC (a)	765,124	1,819
Danone SA	20,047	1,644
Coca-Cola Co.	16,932	1,376
US Foods Holding Corp. (a)	13,454	1,376
Constellation Brands, Inc., Class A	9,701	1,349

American Funds Insurance Series  66

Capital World Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Consumer staples (continued)
WH Group, Ltd.	833,500	$884
Kweichow Moutai Co., Ltd., Class A	3,600	628
Mondelez International, Inc., Class A	8,433	488
Altria Group, Inc.	3,771	271
Coca-Cola HBC AG (CDI)	2,596	169

		103,521

Energy 3.85%
Canadian Natural Resources, Ltd. (CAD denominated)	458,124	18,128
Cameco Corp. (CAD denominated)	114,153	11,635
Cameco Corp.	43,885	4,470
EOG Resources, Inc.	111,166	14,422
Shell PLC (GBP denominated)	342,364	13,261
Shell PLC (EUR denominated)	12,196	471
Neste OYJ	156,889	5,100
Baker Hughes Co., Class A	76,191	4,229
BP PLC	609,439	3,751
TC Energy Corp. (CAD denominated)	56,272	3,726
Exxon Mobil Corp.	20,819	2,846
Expand Energy Corp.	23,665	2,158
ADNOC Drilling Co. PJSC	325,508	509
Ovintiv, Inc.	6,127	323

		85,029

Utilities 3.50%
Engie SA	670,207	21,133
Engie SA, bonus shares	41,586	1,311
Dominion Energy, Inc.	122,232	8,347
Xcel Energy, Inc.	102,861	8,260
Pinnacle West Capital Corp.	71,494	7,650
Southern Co. (The)	75,149	7,193
Iberdrola SA, non-registered shares	220,701	5,508
National Grid PLC	295,859	4,898
E.ON SE	138,373	2,855
Duke Energy Corp.	20,553	2,602
DTE Energy Co.	12,016	1,831
NextEra Energy, Inc.	20,722	1,819
Constellation Energy Corp.	6,806	1,690
Exelon Corp.	31,044	1,447
SSE PLC	21,466	694

		77,238

Real estate 0.78%
Prologis, Inc. REIT	49,010	6,639
China Resources Mixc Lifestyle Services, Ltd.	819,600	3,845
Ventas, Inc. REIT	21,168	1,880
Mitsubishi Estate Co., Ltd.	70,700	1,800
UDR, Inc. REIT	34,173	1,364
Goodman Logistics (HK), Ltd. REIT	61,586	1,335
China Resources Land, Ltd.	36,000	138
Simon Property Group, Inc. REIT	587	131

		17,132

Total common stocks (cost: $1,126,263,000)		2,100,802

67  American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Preferred securities 0.63%	Shares	Value (000)

Financials 0.52%
Itau Unibanco Holding SA, preferred nominative shares	821,772	$6,715
Itau Unibanco Holding SA (ADR), preferred nominative shares	258,264	2,110
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	178,379	1,946
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)	69,041	697

		11,468

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	7,713	1,080
Anthropic, PBC, Class H, preferred shares (a)(c)(d)	1,121	660

		1,740

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(c)(d)	3,992	359
Vinted, Ltd., Class C, preferred shares (a)(c)(d)	2,174	195
Vinted, Ltd., Class E, preferred shares (a)(c)(d)	1,201	108
Vinted, Ltd., Class B, preferred shares (a)(c)(d)	455	41
Vinted, Ltd., Class F, preferred shares (a)(c)(d)	373	34

		737

Total preferred securities (cost: $13,400,000)		13,945

Convertible stocks 0.78%

Communication services 0.47%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	107,566	5,474
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	96,334	4,846

Information technology 0.31%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	151,009	6,788

Total convertible stocks (cost: $18,059,000)		17,108

Bonds, notes & other debt instruments 0.20%	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL3,300	628
Brazil (Federative Republic of) 10.00% 1/1/2031	23,000	3,876

		4,504

Total bonds, notes & other debt instruments (cost: $4,619,000)		4,504

Short-term securities 3.32%	Shares

Money market investments 3.32%

Capital Group Central Cash Fund 3.70% (f)(g)	732,595	73,252

Total short-term securities (cost: $73,253,000)		73,252

Total investment securities 100.18% (cost: $1,235,594,000)		2,209,611
Other assets less liabilities (0.18)%		(3,939)

Net assets 100.00%		$2,205,672

American Funds Insurance Series  68

Capital World Growth and Income Fund (continued)

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 3.32%
Money market investments 3.32%
Capital Group Central Cash Fund 3.70% (f)	$26,204	$187,736	$140,684	$1	$(5)	$73,252	$884

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Galaxy Digital, Inc., Class A (a)	10/10/2025	$5,540	$4,208	0.19%

Vinted, Ltd. (a)(d)	4/20/2026	417	447	0.02

Vinted, Ltd., Class A-1, preferred shares (a)(d)	4/20/2026	335	359	0.02

Vinted, Ltd., Class C, preferred shares (a)(d)	4/20/2026	182	195	0.01

Vinted, Ltd., Class E, preferred shares (a)(d)	4/20/2026	101	108	–	(h)

Vinted, Ltd., Class B, preferred shares (a)(d)	4/20/2026	38	41	–	(h)

Vinted, Ltd., Class F, preferred shares (a)(d)	4/20/2026	31	34	–	(h)

Anthropic, PBC, Class H, preferred shares (a)(d)	5/28/2026	660	660	0.03

Total		$7,304	$6,052	0.27%

(a)	Non-income producing.
(b)	Amount less than one thousand.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Value determined using significant unobservable inputs.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

BDR = Brazilian Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

69  American Funds Insurance Series

Growth-Income Fund
Investment portfolio June 30, 2026		unaudited

Common stocks 97.15%	Shares	Value (000)
Information technology 36.02%
NVIDIA Corp.	15,317,913	$3,064,961
Broadcom, Inc.	6,650,461	2,512,212
Microsoft Corp.	6,394,077	2,385,118
Applied Materials, Inc.	2,105,485	1,522,266
Taiwan Semiconductor Manufacturing Co., Ltd.	15,220,580	1,168,768
Apple, Inc.	3,525,181	1,020,046
Cisco Systems, Inc.	7,417,765	871,291
Seagate Technology Holdings PLC	872,636	842,094
Entegris, Inc.	3,114,310	560,140
Amphenol Corp., Class A	3,011,067	530,911
Corning, Inc.	1,609,163	411,028
KLA Corp.	1,044,990	315,284
Arista Networks, Inc. (a)	1,536,701	261,055
Intel Corp. (a)	1,800,601	251,418
ASML Holding NV	68,333	135,521
Salesforce, Inc.	808,792	126,705
Accenture PLC, Class A	888,876	110,612
Cognizant Technology Solutions Corp., Class A	2,562,701	99,253
Oracle Corp.	612,712	89,793
Fair Isaac Corp. (a)	69,861	83,468
Marvell Technology, Inc.	252,747	75,291
AppLovin Corp., Class A (a)	100,786	51,928
Micron Technology, Inc.	43,211	49,878
Lattice Semiconductor Corp. (a)	64,331	9,840

		16,548,881

Industrials 11.03%
RTX Corp.	3,891,439	738,323
Carrier Global Corp.	8,352,699	612,670
General Electric Co.	1,446,580	540,630
Uber Technologies, Inc. (a)	6,932,508	500,250
Automatic Data Processing, Inc.	1,559,898	349,339
XPO, Inc. (a)	1,695,007	347,968
GFL Environmental, Inc., subordinate voting shares	9,288,588	341,727
Ingersoll-Rand, Inc.	2,950,214	241,888
TransDigm Group, Inc.	149,304	198,879
Airbus SE, non-registered shares	884,404	196,848
Union Pacific Corp.	722,668	196,566
Rolls-Royce Holdings PLC	7,997,595	153,555
Caterpillar, Inc.	120,273	128,079
Watsco, Inc.	236,084	98,383
CSX Corp.	1,750,500	83,201
United Rentals, Inc.	54,661	61,925
APi Group Corp. (a)	1,376,246	58,284
Honeywell International, Inc.	249,683	55,904
Honeywell Aerospace Inc. (a)	249,683	55,200
Builders FirstSource, Inc. (a)	516,495	46,216
Northrop Grumman Corp.	75,363	38,383
Boeing Co. (The) (a)	114,449	24,775

		5,068,993

Communication services 9.74%
Alphabet, Inc., Class A	4,867,081	1,739,349
Alphabet, Inc., Class C	1,754,057	619,761
Meta Platforms, Inc., Class A	2,613,642	1,472,238

American Funds Insurance Series  70

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Communication services (continued)
Netflix, Inc. (a)	6,939,023	$495,446
Comcast Corp., Class A	5,858,114	143,817
Space Exploration Technologies Corp., Class A (a)(b)	20,400	3,486

		4,474,097

Consumer discretionary 9.66%
Amazon.com, Inc. (a)	8,844,436	2,107,983
Starbucks Corp.	7,547,089	771,237
Royal Caribbean Cruises, Ltd.	1,998,925	634,719
Viking Holdings, Ltd. (a)	2,765,779	289,494
Home Depot, Inc.	673,891	237,668
Tesla, Inc. (a)	286,215	120,382
DoorDash, Inc., Class A (a)	639,814	118,065
Booking Holdings, Inc.	466,761	83,195
Carvana Co., Class A (a)	1,175,535	77,374

		4,440,117

Health care 9.43%
Eli Lilly and Co.	1,480,151	1,775,337
Vertex Pharmaceuticals, Inc. (a)	1,464,610	727,516
UnitedHealth Group, Inc.	1,116,199	463,926
CVS Health Corp.	4,034,173	417,335
Abbott Laboratories	1,797,011	163,061
AbbVie, Inc.	642,011	161,556
Thermo Fisher Scientific, Inc.	250,288	125,484
Alnylam Pharmaceuticals, Inc. (a)	341,194	102,710
Cigna Group (The)	320,014	88,221
Amgen, Inc.	197,586	71,550
Medline, Inc., Class A (a)	1,397,222	55,106
Gilead Sciences, Inc.	430,961	54,448
Cencora, Inc.	182,294	51,586
Danaher Corp.	229,459	43,707
Intuitive Surgical, Inc. (a)	78,535	31,232

		4,332,775

Financials 8.55%
JPMorgan Chase & Co.	1,860,226	608,908
Mastercard, Inc., Class A	1,096,149	562,982
BlackRock, Inc.	564,702	542,995
Wells Fargo & Co.	6,367,183	526,184
Progressive Corp.	1,708,526	373,227
Goldman Sachs Group, Inc.	198,824	201,085
U.S. Bancorp	3,254,463	196,570
Marsh & McLennan Cos., Inc.	953,815	158,972
Apollo Asset Management, Inc.	1,174,388	138,942
Morgan Stanley	661,928	138,369
Visa, Inc., Class A	382,043	131,075
Fidelity National Information Services, Inc.	3,309,862	128,687
CME Group, Inc., Class A	316,985	70,000
Chubb, Ltd.	163,091	55,572
Blackstone, Inc.	388,677	45,736
Arthur J. Gallagher & Co.	180,193	41,367
KKR & Co., Inc.	95,560	8,770

		3,929,441

Consumer staples 3.30%
British American Tobacco PLC	11,860,957	731,562

71  American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Consumer staples (continued)
Philip Morris International, Inc.	1,773,400	$320,826
Imperial Brands PLC	5,632,889	208,270
Mondelez International, Inc., Class A	2,484,083	143,679
Coca-Cola Co.	747,312	60,734
Procter & Gamble Co.	229,991	33,726
Altria Group, Inc.	210,350	15,135

		1,513,932

Energy 3.05%
Baker Hughes Co., Class A	6,812,486	378,093
Canadian Natural Resources, Ltd. (CAD denominated)	9,294,057	367,765
Canadian Natural Resources, Ltd.	169,835	6,708
TC Energy Corp. (b)	4,229,755	280,390
ONEOK, Inc.	1,218,522	105,938
Exxon Mobil Corp.	757,201	103,525
Expand Energy Corp.	935,202	85,281
Ovintiv, Inc.	785,825	41,374
EOG Resources, Inc.	256,200	33,237

		1,402,311

Utilities 2.88%
CenterPoint Energy, Inc.	7,028,737	309,546
Dominion Energy, Inc.	3,842,641	262,414
Xcel Energy, Inc.	2,980,851	239,362
Entergy Corp.	1,411,202	162,091
NextEra Energy, Inc.	1,680,867	147,530
Constellation Energy Corp.	438,495	108,909
Pinnacle West Capital Corp.	439,510	47,027
PG&E Corp.	2,706,532	45,524

		1,322,403

Materials 2.80%
Linde PLC	1,269,674	658,884
Air Products and Chemicals, Inc.	933,136	273,577
International Paper Co.	6,403,770	243,984
Royal Gold, Inc.	288,172	57,522
Freeport-McMoRan, Inc.	819,796	51,557

		1,285,524

Real estate 0.69%
Welltower, Inc. REIT	786,922	178,608
Prologis, Inc. REIT	1,018,724	138,006

		316,614

Total common stocks (cost: $22,770,035,000)		44,635,088

Convertible stocks 0.02%

Industrials 0.02%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	136,770	9,205

Total convertible stocks (cost: $9,872,000)		9,205

American Funds Insurance Series  72

Growth-Income Fund (continued)

Short-term securities 2.98%	Shares	Value (000)
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)(d)	13,711,643	$1,371,027

Total short-term securities (cost: $1,371,017,000)		1,371,027

Total investment securities 100.15% (cost: $24,150,924,000)		46,015,320

Other assets less liabilities (0.15)%		(71,123)

Net assets 100.00%		$45,944,197

Investments in affiliates (d)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Common stocks 0.00%
Consumer discretionary 0.00%
Wyndham Hotels & Resorts, Inc. (e)	$371,066	$–	$383,384	$70,753	$(58,435)	$–	$–

Short-term securities 2.98%
Money market investments 2.98%
Capital Group Central Cash Fund 3.70% (c)	1,122,736	3,751,648	3,503,184	(12)	(161)	1,371,027	20,267

Total 2.98%				$70,741	$(58,596)	$1,371,027	$20,267

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Rate represents the seven-day yield at 6/30/2026.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Affiliated issuer during the reporting period but no longer held at 6/30/2026.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

73 American Funds Insurance Series

International Growth and Income Fund
Investment portfolio June 30, 2026	unaudited

Common stocks 94.57%	Shares	Value (000)

Information technology 20.72%
Taiwan Semiconductor Manufacturing Co., Ltd.	344,000	$26,415
ASML Holding NV	7,495	14,864
SK hynix, Inc.	6,440	11,362
MediaTek, Inc.	82,000	11,197
Samsung Electronics Co., Ltd.	49,811	10,890
ASMPT, Ltd.	92,200	2,845
Tokyo Electron, Ltd.	5,800	2,805
Kioxia Holdings Corp. (a)	4,800	2,725
Broadcom, Inc.	6,791	2,565
SAP SE	13,446	2,059
Lenovo Group, Ltd.	374,000	1,117
Dassault Systemes SE	38,893	792
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	6,166	706
Baidu, Inc., Class A (a)	48,000	684
Nokia Corp.	41,920	555
Fujitsu, Ltd.	26,500	529
OBIC Co., Ltd.	19,200	450
Jentech Precision Industrial Co., Ltd.	4,000	435
Bechtle AG, non-registered shares	11,647	412
eMemory Technology, Inc.	3,000	278
Delta Electronics, Inc.	4,000	248

		93,933

Financials 18.63%
UniCredit SpA	65,516	5,862
DBS Group Holdings, Ltd.	83,524	4,220
CaixaBank SA, non-registered shares	271,700	3,856
HSBC Holdings PLC (GBP denominated)	145,723	2,768
HSBC Holdings PLC (HKD denominated)	52,400	996
BNP Paribas SA	28,494	3,330
Skandinaviska Enskilda Banken AB, Class A	145,688	2,900
Banco Bilbao Vizcaya Argentaria SA	105,984	2,659
KB Financial Group, Inc.	23,627	2,430
Societe Generale	25,833	2,287
Japan Post Bank Co., Ltd.	119,847	2,283
Prudential PLC	145,804	1,942
Aviva PLC	211,333	1,823
PICC Property and Casualty Co., Ltd., Class H	980,000	1,798
NatWest Group PLC	196,601	1,733
AIA Group, Ltd.	181,800	1,667
Resona Holdings, Inc.	126,300	1,647
Euronext NV	10,069	1,611
Credicorp, Ltd.	4,057	1,581
Deutsche Boerse AG	5,612	1,531
MS&AD Insurance Group Holdings, Inc.	58,100	1,517
Axis Bank, Ltd.	104,403	1,494
Banco Santander SA	103,374	1,430
Saudi National Bank (The)	136,150	1,402
Bank Hapoalim BM	60,056	1,385
Canadian Imperial Bank of Commerce (CAD denominated)	9,573	1,102
Canadian Imperial Bank of Commerce	2,320	267
AXA SA	27,048	1,356
Standard Chartered PLC (HKD denominated)	24,600	669
Standard Chartered PLC (GBP denominated)	24,626	667
Bank Leumi le-Israel BM	56,359	1,261
T&D Holdings, Inc.	40,500	1,200
Tokio Marine Holdings, Inc.	24,300	1,076
Abu Dhabi Commercial Bank PJSC	270,188	1,068
Abu Dhabi Islamic Bank PJSC	182,646	1,027
Erste Group Bank AG	6,995	937

American Funds Insurance Series 74

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Hiscox, Ltd.	36,968	$906
Mizuho Financial Group, Inc.	18,700	898
Poste Italiane SpA	26,523	868
Hana Financial Group, Inc.	11,529	854
Plus500, Ltd.	12,896	819
Munchener Ruckversicherungs-Gesellschaft AG	1,366	763
Kotak Mahindra Bank, Ltd.	177,448	737
Allianz SE	1,517	718
Tryg A/S	29,266	666
Zurich Insurance Group AG	863	637
London Stock Exchange Group PLC	5,827	631
ING Groep NV	19,440	615
Grupo Financiero Banorte, SAB de CV, Series O	55,732	588
XP, Inc., Class A	33,859	551
Etoro Group, Ltd., Class A (a)	13,573	536
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	853,000	512
Great-West Lifeco, Inc.	7,967	508
Bank Mandiri (Persero) Tbk PT	2,290,600	495
Brookfield Corp., Class A (CAD denominated)	11,472	489
Banca Generali SpA	5,950	443
Macquarie Group, Ltd.	2,432	423
Shinhan Financial Group Co., Ltd.	6,552	406
BAWAG Group AG	2,019	405
ICICI Bank, Ltd.	26,557	387
FirstRand, Ltd.	62,574	371
3i Group PLC	10,779	356
Royal Bank of Canada	1,529	317
Grupo Financiero Inbursa, SAB de CV	131,638	313
HDFC Bank, Ltd.	35,169	297
Hong Kong Exchanges and Clearing, Ltd.	6,300	293
Banco BTG Pactual SA, units	27,500	288
PKO Bank Polski SA, Class C	7,859	216
Shriram Finance, Ltd.	15,764	176
Medibank Private, Ltd.	34,548	119
CVC Capital Partners PLC	6,563	95
Sberbank of Russia PJSC (b)	476,388	–(	c)

		84,478

Industrials 13.98%
BAE Systems PLC	266,987	6,532
Airbus SE, non-registered shares	21,480	4,781
Ryanair Holdings PLC (ADR)	71,018	4,598
Siemens AG	10,774	3,462
Deutsche Post AG	42,788	2,596
Recruit Holdings Co., Ltd.	34,700	2,415
Safran SA	5,790	2,289
Hitachi, Ltd.	71,500	1,987
Bombardier, Inc., Class B (a)	7,825	1,802
Singapore Technologies Engineering, Ltd.	211,600	1,707
Rolls-Royce Holdings PLC	86,922	1,669
Diploma PLC	16,718	1,582
VAT Group AG	1,802	1,576
Mitsubishi Electric Corp.	41,500	1,522
DSV A/S	5,782	1,373
International Consolidated Airlines Group SA (CDI)	213,452	1,354
ITOCHU Corp.	110,300	1,268
Techtronic Industries Co., Ltd.	74,500	1,244
Copa Holdings SA, Class A	7,251	1,128
ABB, Ltd.	10,383	1,127
Schneider Electric SE	3,407	1,118

75 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Industrials (continued)
Komatsu, Ltd.	26,900	$1,053
SPIE SA	16,098	928
Alliance Global Group, Inc.	6,712,500	876
Deutsche Lufthansa AG	75,650	866
RELX PLC	26,426	832
Mitsui & Co., Ltd.	27,900	777
SMC Corp.	1,700	756
Contemporary Amperex Technology Co., Ltd., Class A	12,600	733
Compagnie de Saint-Gobain SA, non-registered shares	7,979	722
Hanwha Aerospace Co., Ltd.	1,114	718
Kingspan Group PLC	6,915	633
Fujikura, Ltd.	15,600	606
Adani Ports & Special Economic Zone, Ltd.	31,037	597
Daikin Industries, Ltd.	3,800	577
Caterpillar, Inc.	524	558
Kubota Corp.	33,200	556
International Container Terminal Services, Inc.	26,360	385
Weir Group PLC (The)	11,772	376
Taisei Corp.	4,000	355
Sunbelt Rentals Holdings, Inc. (CDI)	4,377	319
ASSA ABLOY AB, Class B	8,938	316
Full Truck Alliance Co., Ltd., Class A (ADR)	36,623	297
Leonardo SpA	5,420	291
LG Corp.	4,314	272
Vinci SA	1,848	270
Ebara Corp.	6,200	243
Metso Corp.	13,180	229
SGH, Ltd.	6,284	204
IHI Corp.	10,000	169
Volvo AB, Class B	4,824	164
Larsen & Toubro, Ltd.	3,684	162
Amada Co., Ltd.	6,900	127
Ayala Corp.	15,560	106
Babcock International Group PLC	7,840	99
Wolters Kluwer NV	1,344	87

		63,389

Materials 7.30%
Glencore PLC	587,690	4,008
Vale SA (ADR), ordinary nominative shares	153,008	2,301
Vale SA, ordinary nominative shares	65,758	992
Barrick Mining Corp.	84,448	3,102
BASF SE	57,573	3,078
Heidelberg Materials AG, non-registered shares	8,400	1,602
Amcor PLC	23,987	1,040
Amcor PLC (CDI)	12,681	548
Valterra Platinum, Ltd. (ZAR denominated)	20,803	1,395
Valterra Platinum, Ltd. (GBP denominated)	2,492	168
Nutrien, Ltd. (CAD denominated)	17,484	1,102
Nutrien, Ltd.	6,805	428
Grupo Mexico, SAB de CV, Series B	96,749	1,097
Mitsubishi Chemical Group Corp.	147,200	1,023
Mitsui Kinzoku Co., Ltd.	3,800	1,018
Linde PLC	1,849	959
Agnico Eagle Mines, Ltd. (CAD denominated)	6,105	949
Norsk Hydro ASA	104,911	946
Southern Copper Corp.	4,107	716
Freeport-McMoRan, Inc.	10,722	674
Pan American Silver Corp.	14,714	659
Holcim, Ltd.	6,636	601

American Funds Insurance Series 76

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Materials (continued)
Anhui Conch Cement Co., Ltd., Class H	257,500	$552
KGHM Polska Miedz SA	5,827	514
Antofagasta PLC	9,183	466
Aura Minerals, Inc.	7,166	451
ArcelorMittal SA	7,425	446
Saudi Basic Industries Corp., non-registered shares	30,469	418
Baoshan Iron & Steel Co., Ltd., Class A	517,500	415
LG Chem, Ltd.	2,192	398
Fortescue, Ltd.	23,214	309
Air Liquide SA	1,237	245
Impala Platinum Holdings, Ltd.	21,274	222
Shin-Etsu Chemical Co., Ltd.	4,600	201
CEMEX, SAB de CV (ADR)	6,400	77
Alrosa PJSC (a)(b)	53,607	–	(c)

		33,120

Consumer discretionary 7.06%
Industria de Diseno Textil SA	79,935	5,038
Trip.com Group, Ltd. (ADR) (a)	52,918	2,109
Trip.com Group, Ltd. (a)	9,800	389
Prosus NV, Class N	46,160	2,006
Compagnie Financiere Richemont SA, Class A	8,275	1,920
Renault SA	64,163	1,841
Compagnie Generale des Etablissements Michelin	46,735	1,805
H World Group, Ltd. (ADR)	39,855	1,663
Panasonic Holdings Corp.	56,773	1,594
LVMH Moet Hennessy-Louis Vuitton SE	2,696	1,493
MGM China Holdings, Ltd.	1,128,000	1,463
Nitori Holdings Co., Ltd.	88,400	1,314
Moncler SpA	18,902	1,097
Fuyao Glass Industry Group Co., Ltd., Class A	140,700	1,048
ANTA Sports Products, Ltd.	95,800	870
Entain PLC	109,687	814
Li Ning Co., Ltd.	293,000	552
Paltac Corp.	12,300	504
InterContinental Hotels Group PLC	2,880	497
Amadeus IT Group SA, Class A, non-registered shares	8,383	481
Games Workshop Group PLC	1,453	417
Shenzhou International Group Holdings, Ltd.	79,800	402
Dixon Technologies (India), Ltd.	3,139	398
Hyundai Motor Co.	1,220	393
Amber Enterprises India, Ltd. (a)	4,290	344
Ryohin Keikaku Co., Ltd.	14,800	323
Galaxy Entertainment Group, Ltd.	75,361	284
Aristocrat Leisure, Ltd.	5,024	214
B&M European Value Retail PLC	70,883	183
Vinted, Ltd. (a)(b)(d)	1,936	174
ASICS Corp.	4,300	117
Meituan, Class B (a)	12,900	114
Berkeley Group Holdings PLC (a)	2,134	99
Sumitomo Electric Industries, Ltd.	3,600	66

		32,026

Consumer staples 6.69%
British American Tobacco PLC	81,441	5,023
Philip Morris International, Inc.	22,235	4,023
KT&G Corp.	35,028	3,842
Nestle SA	29,110	2,989
Carlsberg A/S, Class B	15,661	2,055

77 American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Consumer staples (continued)
L’Oreal SA, non-registered shares	4,483	$1,967
Carrefour SA, non-registered shares	87,136	1,619
Imperial Brands PLC	42,665	1,577
Arca Continental, SAB de CV	122,582	1,469
Danone SA	14,247	1,168
Diageo PLC	57,781	1,161
Anheuser-Busch InBev SA/NV	13,483	1,112
Ajinomoto Co., Inc.	29,100	1,059
Yamazaki Baking Co., Ltd.	23,800	469
United Spirits, Ltd.	27,919	399
Shiseido Co., Ltd.	23,500	380

		30,312

Health care 5.49%
AstraZeneca PLC (GBP denominated)	43,176	8,077
Novo Nordisk AS, Class B	79,513	3,815
Roche Holding AG, nonvoting shares	7,914	3,258
Sanofi	37,202	3,179
EssilorLuxottica SA	6,491	1,218
Takeda Pharmaceutical Co., Ltd.	30,500	963
Siemens Healthineers AG	21,369	835
Grifols SA, Class B (ADR)	111,869	792
Chugai Pharmaceutical Co., Ltd.	14,300	662
Haleon PLC	108,528	501
Max Healthcare Institute, Ltd.	40,315	484
Genus PLC	12,043	343
Fresenius SE & Co. KGaA	7,126	325
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	36,800	272
Rede D’Or Sao Luiz SA	21,041	142
Euroapi SA (a)	1,412	2

		24,868

Communication services 5.11%
Orange	168,511	3,178
Singapore Telecommunications, Ltd.	914,200	3,133
Koninklijke KPN NV	626,643	3,109
BT Group PLC	1,012,239	2,553
NetEase, Inc.	42,600	1,097
NetEase, Inc. (ADR)	7,565	969
Tencent Holdings, Ltd.	34,000	1,874
Bharti Airtel, Ltd.	61,894	1,213
MTN Group, Ltd.	86,352	1,202
Advanced Info Service PCL, foreign registered shares	75,600	839
Nippon Television Holdings, Inc.	40,500	696
America Movil, SAB de CV, Class B (ADR)	26,622	692
Swisscom AG	770	594
Bezeq - The Israel Telecommunication Corp., Ltd.	181,336	429
Publicis Groupe SA	4,169	412
KT Corp. (ADR)	19,450	336
HYBE Co., Ltd.	2,516	314
Millicom International Cellular SA	3,345	303
Nintendo Co., Ltd.	5,500	231

		23,174

Energy 4.51%
TotalEnergies SE (EUR denominated)	98,304	7,636
Cameco Corp. (CAD denominated)	23,672	2,413
Cenovus Energy, Inc. (CAD denominated)	84,696	2,101

American Funds Insurance Series 78

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)

Energy (continued)
Cenovus Energy, Inc.	12,315	$306
Canadian Natural Resources, Ltd. (CAD denominated)	57,831	2,288
Shell PLC (GBP denominated)	35,189	1,363
Tourmaline Oil Corp.	29,093	1,217
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	43,469	703
Gaztransport & Technigaz SA	2,914	617
SLB, Ltd.	12,631	587
BP PLC	74,995	462
Adnoc Gas PLC	387,754	363
TC Energy Corp. (CAD denominated)	4,877	323
South Bow Corp.	2,101	74
Sovcomflot PAO (a)(b)	356,717	–	(c)

		20,453

Utilities 3.77%
Iberdrola SA, non-registered shares	158,898	3,966
Engie SA	108,879	3,433
RWE AG	45,941	2,976
SSE PLC	62,541	2,021
Veolia Environnement SA	26,678	1,111
Adani Power, Ltd. (a)	376,518	896
Kansai Electric Power Co., Inc.	53,500	752
Brookfield Infrastructure Partners, LP (CAD denominated)	18,115	662
Snam SpA	81,216	585
Public Power Corp. SA (a)	13,359	352
CPFL Energia SA	33,791	293
Companhia de Saneamento de Minas Gerais COPASA MG	2,400	28

		17,075

Real estate 1.31%
Mitsubishi Estate Co., Ltd.	62,200	1,583
China Resources Land, Ltd.	219,000	841
Link REIT	176,868	825
Prologis Property Mexico, SA de CV, REIT	168,725	731
CK Asset Holdings, Ltd.	104,500	591
Henderson Land Development Co., Ltd.	165,000	524
Sun Hung Kai Properties, Ltd.	33,500	483
Goodman Logistics (HK), Ltd. REIT	10,467	227
Longfor Group Holdings, Ltd. (e)	196,242	151

		5,956

Total common stocks (cost: $272,642,000)		428,784

Preferred securities 0.12%
Consumer discretionary 0.06%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(d)	1,553	140
Vinted, Ltd., Class C, preferred shares (a)(b)(d)	846	76
Vinted, Ltd., Class E, preferred shares (a)(b)(d)	467	42
Vinted, Ltd., Class B, preferred shares (a)(b)(d)	177	16
Vinted, Ltd., Class F, preferred shares (a)(b)(d)	145	13

		287

Information technology 0.06%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,880	263

Total preferred securities (cost: $450,000)		550

79 American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 4.30%	Shares	Value (000)

Money market investments 4.30%

Capital Group Central Cash Fund 3.70% (f)(g)	194,848	$19,483

Total short-term securities (cost: $19,483,000)		19,483

Total investment securities 98.99% (cost: $292,575,000)		448,817

Other assets less liabilities 1.01%		4,602

Net assets 100.00%		$453,419

Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)		Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 4.30%
Money market investments 4.30%
Capital Group Central Cash Fund 3.70% (f)	$5,441	$65,496	$51,452	$(2)	$–	(c)	$19,483	$262

Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Vinted, Ltd. (a)(b)	4/20/2026	$162	$174		0.04%

Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	130	140	0.03

Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	71	76	0.02

Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	39	42	0.01

Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	15	16	–	(h)

Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	12	13	–	(h)

Total		$429	$461		0.10%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 6/30/2026.
(g)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than 0.01%.

American Funds Insurance Series  80

International Growth and Income Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

ZAR = South African rand

Refer to the notes to financial statements.

81  American Funds Insurance Series

Capital Income Builder
Investment portfolio June 30, 2026	unaudited

Common stocks 75.84%	Shares	Value (000)

Financials 15.11%
JPMorgan Chase & Co.	64,577	$21,138
NatWest Group PLC	1,289,020	11,361
DBS Group Holdings, Ltd.	207,616	10,490
Wells Fargo & Co.	124,862	10,319
PNC Financial Services Group, Inc.	40,785	10,042
UniCredit SpA	107,438	9,612
Progressive Corp.	43,489	9,500
Morgan Stanley	41,099	8,591
Zurich Insurance Group AG	11,434	8,445
BNP Paribas SA	63,765	7,453
ING Groep NV	222,075	7,026
BlackRock, Inc.	7,251	6,972
Banco Bilbao Vizcaya Argentaria SA	274,692	6,891
Samsung Life Insurance Co., Ltd.	25,423	6,637
KB Financial Group, Inc.	62,721	6,450
Truist Financial Corp.	122,533	6,105
Intact Financial Corp.	28,888	5,962
Banco Santander SA	405,636	5,612
Munchener Ruckversicherungs-Gesellschaft AG	9,351	5,220
Tokio Marine Holdings, Inc.	113,800	5,039
Toronto-Dominion Bank (The)	39,762	4,835
Banco BPM SpA	273,056	4,716
Japan Post Bank Co., Ltd.	222,100	4,231
Euronext NV	22,395	3,583
Sumitomo Mitsui Financial Group, Inc.	88,300	3,452
Bank of America Corp.	58,426	3,329
CME Group, Inc., Class A	14,332	3,165
Marsh & McLennan Cos., Inc.	18,983	3,164
Mizuho Financial Group, Inc.	65,400	3,140
T&D Holdings, Inc.	103,000	3,051
Samsung Fire & Marine Insurance Co., Ltd.	7,051	2,824
Apollo Asset Management, Inc.	22,958	2,716
TPG, Inc., Class A	66,157	2,683
Resona Holdings, Inc.	198,900	2,594
Skandinaviska Enskilda Banken AB, Class A	129,430	2,576
3i Group PLC	74,909	2,472
Hana Financial Group, Inc.	31,289	2,319
Blue Owl Capital, Inc., Class A	262,516	2,297
Canadian Imperial Bank of Commerce (CAD denominated)	19,320	2,225
AIA Group, Ltd.	219,400	2,012
State Street Corp.	11,802	2,002
EFG International AG	98,549	1,977
PICC Property and Casualty Co., Ltd., Class H	1,000,000	1,835
East West Bancorp, Inc.	14,036	1,812
National Bank of Canada	11,434	1,805
BPER Banca SpA	113,889	1,788
Citizens Financial Group, Inc.	23,662	1,658
Mitsubishi UFJ Financial Group, Inc.	78,600	1,559
Sampo Oyj, Class A	147,070	1,546
Western Union Co.	198,474	1,528
Allianz SE	3,113	1,473
Nordnet AB	37,806	1,437
Shinhan Financial Group Co., Ltd.	22,966	1,423
Power Corp. of Canada, subordinate voting shares	21,489	1,340
HSBC Holdings PLC (HKD denominated)	63,600	1,209
American International Group, Inc.	15,329	1,142
Citigroup, Inc.	7,792	1,091
Saudi National Bank (The)	103,167	1,062
Hong Kong Exchanges and Clearing, Ltd.	22,700	1,055
Bank of Hawaii Corp.	12,474	1,016
Abu Dhabi Commercial Bank PJSC	257,012	1,016

American Funds Insurance Series   82

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Equitable Holdings, Inc.	19,938	$875
Vontobel Holding AG	9,531	866
Blackstone, Inc.	7,179	845
360 ONE WAM, Ltd.	70,271	802
Poste Italiane SpA	23,644	773
Patria Investments, Ltd., Class A	57,153	628
London Stock Exchange Group PLC	4,415	478
Medibank Private, Ltd.	134,820	464
Capital One Financial Corp.	1,796	360
Bank of China, Ltd., Class H	397,000	253
Banco BTG Pactual SA, units	18,613	195
Sberbank of Russia PJSC (a)	204,176	–	(b)

		267,562

Information technology 11.65%
Broadcom, Inc.	187,818	70,948
Taiwan Semiconductor Manufacturing Co., Ltd.	916,800	70,400
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	499	238
Microsoft Corp.	32,829	12,246
Seagate Technology Holdings PLC	12,011	11,591
KLA Corp.	26,500	7,995
Tokyo Electron, Ltd.	13,200	6,383
Samsung Electronics Co., Ltd.	23,304	5,095
MediaTek, Inc.	36,000	4,916
Lenovo Group, Ltd.	954,179	2,850
TE Connectivity PLC	11,279	2,274
Accenture PLC, Class A	17,925	2,230
Texas Instruments, Inc.	7,354	2,192
Analog Devices, Inc.	4,844	1,924
TDK Corp.	72,200	1,613
SAP SE	8,376	1,283
Skyworks Solutions, Inc.	11,558	784
LITE-ON Technology Corp.	93,000	654
Otsuka Corp.	35,300	604

		206,220

Industrials 8.85%
RTX Corp.	134,083	25,440
BAE Systems PLC	464,696	11,368
Union Pacific Corp.	32,034	8,713
Volvo AB, Class B	255,637	8,691
Marubeni Corp.	286,700	8,349
Siemens AG	25,896	8,321
Mitsubishi Corp.	260,281	7,001
Deere & Co.	8,116	5,148
RELX PLC	146,784	4,623
Deutsche Post AG	73,761	4,476
Paychex, Inc.	45,214	4,446
Schneider Electric SE	13,522	4,436
Bouygues SA	74,321	4,147
Waste Management, Inc.	17,901	3,990
Watsco, Inc.	8,562	3,568
Northrop Grumman Corp.	6,788	3,457
ITOCHU Corp.	285,700	3,285
Singapore Technologies Engineering, Ltd.	405,200	3,270
CK Hutchison Holdings, Ltd.	377,000	3,204
Ryanair Holdings PLC (ADR)	45,467	2,944
Automatic Data Processing, Inc.	12,517	2,803
Localiza Rent a Car SA, ordinary nominative shares	316,578	2,547

83  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)

Industrials (continued)
Localiza Rent a Car SA	10,670	$83
Honeywell International, Inc.	11,594	2,596
Honeywell Aerospace Inc. (c)	11,594	2,563
Airbus SE, non-registered shares	11,214	2,496
Weichai Power Co., Ltd., Class A	443,300	1,798
SPIE SA	29,106	1,679
Lockheed Martin Corp.	2,878	1,466
Trinity Industries, Inc.	35,854	1,240
Komatsu, Ltd.	29,500	1,155
CSX Corp.	22,778	1,083
Transurban Group	102,220	1,020
Hikari Tsushin, Inc.	4,000	875
AirTAC International Group	19,000	802
Experian PLC	17,821	599
Sulzer AG	3,498	581
Brambles, Ltd.	40,982	553
Robert Half, Inc.	16,144	496
UL Solutions, Inc., Class A	4,397	448
Safran SA	1,001	396
Valmet OYJ	12,760	308
LG Corp.	4,374	276

		156,740

Health care 8.37%
AbbVie, Inc.	135,457	34,086
AstraZeneca PLC (GBP denominated)	106,910	20,001
Amgen, Inc.	32,679	11,834
Gilead Sciences, Inc.	89,748	11,339
Johnson & Johnson	38,974	9,898
Merck & Co., Inc.	61,381	7,888
UnitedHealth Group, Inc.	18,812	7,819
Abbott Laboratories	80,920	7,343
Sanofi	82,078	7,014
Novo Nordisk AS, Class B	142,037	6,814
Royalty Pharma PLC, Class A	118,559	6,648
CVS Health Corp.	52,425	5,423
Roche Holding AG, nonvoting shares	11,679	4,807
Takeda Pharmaceutical Co., Ltd.	82,825	2,615
Medtronic PLC	20,379	1,594
Sandoz Group AG	16,835	1,521
GSK PLC	43,796	1,149
EssilorLuxottica SA	1,524	286

		148,079

Consumer staples 8.28%
Philip Morris International, Inc.	278,767	50,432
British American Tobacco PLC	507,485	31,301
British American Tobacco PLC (ADR)	41,671	2,573
Mondelez International, Inc., Class A	255,702	14,790
Altria Group, Inc.	142,754	10,271
Imperial Brands PLC	191,638	7,086
Nestle SA	65,172	6,693
Coca-Cola Co.	51,043	4,148
Danone SA	30,047	2,464
Kimberly-Clark Corp.	21,580	2,369
Sysco Corp.	26,965	2,254
KT&G Corp.	18,359	2,013
L’Oreal SA, non-registered shares	3,865	1,696
Procter & Gamble Co.	9,792	1,436

American Funds Insurance Series  84

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)

Consumer staples (continued)
Marks and Spencer Group PLC	288,143	$1,422
PepsiCo, Inc.	9,978	1,351
WH Group, Ltd.	1,026,000	1,088
Anheuser-Busch InBev SA/NV	12,119	999
Carlsberg A/S, Class B	6,774	889
Constellation Brands, Inc., Class A	4,938	687
Molson Coors Beverage Co., Class B, restricted voting shares	15,116	589

		146,551

Utilities 6.18%
Dominion Energy, Inc.	201,344	13,750
Engie SA	280,326	8,839
Engie SA, bonus shares	36,900	1,163
National Grid PLC	552,603	9,149
Iberdrola SA, non-registered shares	343,090	8,563
CenterPoint Energy, Inc.	154,358	6,798
DTE Energy Co.	43,955	6,697
Pinnacle West Capital Corp.	60,748	6,500
E.ON SE	276,699	5,709
SSE PLC	164,544	5,318
Xcel Energy, Inc.	57,487	4,616
Veolia Environnement SA	102,676	4,276
Atmos Energy Corp.	22,858	3,938
Duke Energy Corp.	26,763	3,388
Sempra	33,296	3,087
RWE AG	43,954	2,848
Brookfield Infrastructure Partners, LP (CAD denominated)	64,971	2,373
Brookfield Infrastructure Partners, LP	5,100	186
Power Grid Corp. of India, Ltd.	800,295	2,434
Entergy Corp.	17,392	1,998
CMS Energy Corp.	25,091	1,919
SembCorp Industries, Ltd.	285,000	1,404
Southern Co. (The)	14,049	1,345
NextEra Energy, Inc.	10,546	926
AES Corp.	48,667	713
Exelon Corp.	13,935	650
Kansai Electric Power Co., Inc.	41,300	580
Power Assets Holdings, Ltd.	43,000	314

		109,481

Consumer discretionary 5.22%
Royal Caribbean Cruises, Ltd.	42,420	13,470
Starbucks Corp.	126,417	12,919
Compagnie Generale des Etablissements Michelin	301,369	11,641
McDonald’s Corp.	35,117	9,492
Industria de Diseno Textil SA	136,411	8,597
Home Depot, Inc.	24,301	8,570
Compagnie Financiere Richemont SA, Class A	25,832	5,994
Yum! Brands, Inc.	35,844	5,730
Midea Group Co., Ltd., Class A	452,266	5,032
Restaurant Brands International, Inc.	33,410	2,423
LVMH Moet Hennessy-Louis Vuitton SE	3,832	2,122
Darden Restaurants, Inc.	7,386	1,522
NEXT PLC	6,500	1,254
Vail Resorts, Inc.	8,836	1,203
Evolution AB (c)	11,035	760
Aristocrat Leisure, Ltd.	11,598	494
Genuine Parts Co.	3,350	395

85  American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Amadeus IT Group SA, Class A, non-registered shares	5,975	$343
Tractor Supply Co.	9,423	298
H World Group, Ltd.	34,300	144

		92,403

Energy 4.44%
Canadian Natural Resources, Ltd. (CAD denominated)	406,740	16,094
Canadian Natural Resources, Ltd.	58,224	2,300
Exxon Mobil Corp.	121,898	16,666
ONEOK, Inc.	91,932	7,993
TotalEnergies SE (EUR denominated)	99,639	7,740
Shell PLC (GBP denominated)	140,310	5,435
Shell PLC (ADR)	9,558	741
EOG Resources, Inc.	42,854	5,559
ConocoPhillips	50,047	5,203
Chevron Corp.	18,233	3,022
TC Energy Corp. (CAD denominated)	35,873	2,376
Cenovus Energy, Inc.	62,265	1,545
Cenovus Energy, Inc. (CAD denominated)	15,681	389
DT Midstream, Inc.	10,692	1,569
EQT Corp.	22,813	1,213
Adnoc Gas PLC	656,312	615
SLB, Ltd.	3,802	177

		78,637

Materials 3.26%
Air Products and Chemicals, Inc.	35,242	10,332
Rio Tinto PLC	61,136	5,782
Smurfit Westrock PLC	123,543	5,715
Vale SA, ordinary nominative shares	227,775	3,436
Vale SA (ADR), ordinary nominative shares	81,961	1,233
Linde PLC	8,956	4,648
Barrick Mining Corp.	67,346	2,474
Barrick Mining Corp. (CAD denominated)	47,317	1,740
BASF SE	71,482	3,821
Anglo American PLC	68,905	3,375
Antofagasta PLC	57,008	2,896
Nitto Denko Corp.	118,447	2,333
Shin-Etsu Chemical Co., Ltd.	50,862	2,218
Amcor PLC	34,450	1,494
BHP Group, Ltd.	31,316	1,307
Akzo Nobel NV	12,431	843
International Paper Co.	20,107	766
Glencore PLC	110,555	754
International Flavors & Fragrances, Inc.	8,803	697
Air Liquide SA	3,051	604
LyondellBasell Industries NV	9,604	506
Nutrien, Ltd.	3,705	233
CF Industries Holdings, Inc.	1,794	194
Dow, Inc.	5,938	163
Valterra Platinum, Ltd. (ZAR denominated)	2,091	140

		57,704

Communication services 2.35%
Singapore Telecommunications, Ltd.	3,929,500	13,465
Publicis Groupe SA	63,700	6,296
Comcast Corp., Class A	133,308	3,273
AT&T, Inc.	152,509	3,157

American Funds Insurance Series  86

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nintendo Co., Ltd.	71,500	$3,003
Verizon Communications, Inc.	67,668	2,865
Omnicom Group, Inc.	39,012	2,841
Koninklijke KPN NV	408,230	2,025
T-Mobile US, Inc.	11,581	1,942
NetEase, Inc.	44,900	1,156
Deutsche Telekom AG	31,259	852
Swisscom AG	566	437
BT Group PLC	74,759	189
Versant Media Group, Inc., Class A	2,735	98

		41,599

Real estate 2.13%
Welltower, Inc. REIT	44,685	10,142
Public Storage REIT	19,203	6,112
VICI Properties, Inc. REIT	118,103	3,136
Prologis, Inc. REIT	21,233	2,876
Extra Space Storage, Inc. REIT	19,031	2,765
Mindspace Business Parks REIT	413,863	2,071
AB Sagax, Class B	116,645	1,856
Equinix, Inc. REIT	1,767	1,842
CTP NV	86,744	1,584
Rexford Industrial Realty, Inc. REIT	43,604	1,461
Simon Property Group, Inc. REIT	5,962	1,333
UDR, Inc. REIT	30,557	1,220
American Tower Corp. REIT	6,615	1,082
Kimco Realty Corp. REIT	5,095	129

		37,609

Total common stocks (cost: $861,213,000)		1,342,585

Preferred securities 0.14%
Financials 0.14%
Itau Unibanco Holding SA (ADR), preferred nominative shares	315,823	2,580

Total preferred securities (cost: $2,844,000)		2,580

Convertible stocks 1.28%
Communication services 0.85%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	147,554	7,509
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	147,554	7,422

		14,931

Information technology 0.25%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	68,962	3,100
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	17,514	1,343

		4,443

Financials 0.09%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	41,100	1,638

87  American Funds Insurance Series

Capital Income Builder (continued)

Convertible stocks (continued)	Shares		Value (000)
Utilities 0.09%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	31,400		$1,561

Total convertible stocks (cost: $22,853,000)			22,573

Bonds, notes & other debt instruments 16.58%	Principal amount (000)
U.S. Treasury bonds & notes 6.73%
U.S. Treasury 6.73%
U.S. Treasury 1.125% 10/31/2026	USD995		986
U.S. Treasury 2.00% 11/15/2026	2,800		2,780
U.S. Treasury 4.625% 11/15/2026	1,200		1,203
U.S. Treasury 4.00% 1/15/2027	6,541		6,543
U.S. Treasury 0.50% 4/30/2027	2,375		2,307
U.S. Treasury 2.625% 5/31/2027	80		79
U.S. Treasury 3.50% 9/30/2027	1,811		1,797
U.S. Treasury 3.375% 11/30/2027	9		9
U.S. Treasury 4.00% 2/29/2028	745		743
U.S. Treasury 1.25% 3/31/2028	1,350		1,284
U.S. Treasury 3.625% 3/31/2028	3		3
U.S. Treasury 4.125% 6/30/2028	23,127		23,115
U.S. Treasury 3.50% 12/15/2028	624		614
U.S. Treasury 3.50% 2/15/2029	62		61
U.S. Treasury 4.125% 6/15/2029	10,870		10,861
U.S. Treasury 4.00% 7/31/2029	25		25
U.S. Treasury 6.25% 5/15/2030	345		370
U.S. Treasury 3.625% 9/30/2030	809		791
U.S. Treasury 4.125% 6/30/2031	17,054		16,995
U.S. Treasury 3.75% 8/31/2031	1,257		1,230
U.S. Treasury 4.125% 11/15/2032	9		9
U.S. Treasury 4.25% 6/30/2033	8,972		8,937
U.S. Treasury 4.375% 5/15/2034	18		18
U.S. Treasury 4.375% 5/15/2036	13,748		13,676
U.S. Treasury 4.375% 11/15/2039	1,011		982
U.S. Treasury 4.75% 2/15/2041	1,730		1,731
U.S. Treasury 2.00% 11/15/2041	300		208
U.S. Treasury 5.00% 5/15/2046	2,330		2,347
U.S. Treasury 2.375% 5/15/2051	196		123
U.S. Treasury 4.00% 11/15/2052	152		130
U.S. Treasury 4.75% 5/15/2055	422		409
U.S. Treasury 4.75% 2/15/2056	18,029		17,514
U.S. Treasury 5.00% 5/15/2056	1,260		1,273

			119,153

U.S. Treasury inflation-protected securities 0.00%
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (d)	41		38

Total U.S. Treasury bonds & notes			119,191

Mortgage-backed obligations 4.96%
Federal agency mortgage-backed obligations 3.95%
Fannie Mae Pool #695412 5.00% 6/1/2033 (e)	–	(b)	–	(b)
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (e)	663		623
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (e)	1		1
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (e)	230		216
Fannie Mae Pool #931768 5.00% 8/1/2039 (e)	1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (e)	3		3
Fannie Mae Pool #932606 5.00% 2/1/2040 (e)	1		1
Fannie Mae Pool #AE0311 3.50% 8/1/2040 (e)	5		5
Fannie Mae Pool #MA5860 5.00% 10/1/2040 (e)	170		171

American Funds Insurance Series  88

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (e)	USD7	$7
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (e)	4	4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (e)	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (e)	1	1
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (e)	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (e)	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (e)	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (e)	2	1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (e)	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (e)	23	22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (e)	14	13
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (e)	19	18
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (e)	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (e)	3	3
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (e)	27	25
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (e)	147	136
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (e)	1,682	1,544
Fannie Mae Pool #CA5540 3.00% 4/1/2050 (e)	2,347	2,088
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (e)	267	239
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (e)	107	94
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (e)	70	61
Fannie Mae Pool #CA7048 3.00% 9/1/2050 (e)	38	34
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (e)	11	9
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (e)	111	98
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (e)	76	66
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (e)	40	32
Fannie Mae Pool #FM5509 3.00% 1/1/2051 (e)	113	100
Fannie Mae Pool #FA4891 3.00% 1/1/2051 (e)	88	77
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (e)	171	137
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (e)	48	39
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (e)	20	16
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (e)	145	127
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (e)	17	15
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (e)	149	130
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (e)	13	12
Fannie Mae Pool #FM8477 3.00% 8/1/2051 (e)	100	89
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (e)	134	107
Fannie Mae Pool #FM9482 3.00% 11/1/2051 (e)	60	53
Fannie Mae Pool #CB2527 2.00% 12/1/2051 (e)	162	130
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (e)	18	16
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (e)	4	3
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (e)	70	63
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (e)	734	657
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (e)	98	86
Fannie Mae Pool #FS0752 3.00% 3/1/2052 (e)	418	368
Fannie Mae Pool #CB3179 3.50% 3/1/2052 (e)	232	212
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (e)	208	175
Fannie Mae Pool #FS8677 2.50% 4/1/2052 (e)	124	104
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (e)	4	4
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (e)	96	90
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (e)	8	7
Fannie Mae Pool #FA5844 2.50% 7/1/2052 (e)	769	643
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (e)	167	140
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (e)	606	530
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (e)	80	72
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (e)	46	45
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (e)	140	112
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (e)	97	98
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (e)	89	91

89  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (e)	USD127	$129
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (e)	77	78
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (e)	170	149
Fannie Mae Pool #BX9827 5.00% 5/1/2053 (e)	208	206
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (e)	53	52
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (e)	207	210
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (e)	1,029	1,056
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (e)	256	259
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (e)	285	294
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (e)	190	196
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (e)	138	142
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (e)	90	87
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (e)	109	108
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (e)	679	685
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (e)	294	301
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (e)	32	33
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (e)	490	501
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (e)	48	50
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (e)	18	19
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (e)	17	18
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (e)	361	381
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (e)	703	709
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (e)	91	93
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (e)	43	44
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (e)	845	856
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (e)	78	80
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (e)	56	56
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (e)	317	329
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (e)	81	83
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (e)	22	23
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (e)	16	16
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (e)	130	132
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (e)	538	551
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (e)	134	138
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (e)	127	131
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (e)	80	82
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (e)	53	55
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (e)	15	15
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (e)	2,246	2,311
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (e)	233	239
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (e)	9	9
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (e)	8	8
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (e)	7	7
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (e)	5	5
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (e)	12	13
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (e)	187	188
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (e)	31	32
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (e)	1	2
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (e)	2	2
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (e)	210	213
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (e)	520	504
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (e)	182	179
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (e)	410	393
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (e)	405	414
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (e)	299	287
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (e)	317	304
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (e)	52	53
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (e)	1	2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (e)	1	1

American Funds Insurance Series  90

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (e)	USD18	$18
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (e)	13	13
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (e)	764	782
Fannie Mae Pool #DE6037 6.00% 8/1/2055 (e)	297	304
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (e)	2	2
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (e)	137	145
Fannie Mae Pool #MA5910 5.50% 12/1/2055 (e)	1,204	1,209
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (e)	95	100
Fannie Mae Pool #MA6027 4.00% 4/1/2056 (e)	334	313
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (e)	638	628
Fannie Mae Pool #MA6053 5.00% 5/1/2056 (e)	8	8
Fannie Mae Pool #MA6117 4.50% 7/1/2056 (e)	303	290
Fannie Mae Pool #BF0142 5.50% 8/1/2056 (e)	294	302
Fannie Mae Pool #BF0342 5.50% 1/1/2059 (e)	201	206
Fannie Mae Pool #BM6737 4.50% 11/1/2059 (e)	484	466
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (e)	341	293
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (e)	347	325
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (e)	97	91
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (e)	56	49
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (e)	98	86
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (e)	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048 (e)	162	153
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (e)	11	11
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (e)	9	9
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (e)	6	6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (e)	20	19
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (e)	9	9
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (e)	38	38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (e)	18	17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (e)	12	12
Freddie Mac Pool #ZT1704 4.50% 1/1/2049 (e)	844	826
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (e)	10	9
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (e)	123	108
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (e)	63	51
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (e)	58	51
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (e)	114	101
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (e)	45	37
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (e)	228	183
Freddie Mac Pool #SD1156 3.00% 4/1/2052 (e)	103	90
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (e)	705	617
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (e)	427	388
Freddie Mac Pool #SD8214 3.50% 5/1/2052 (e)	207	188
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (e)	422	369
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (e)	281	264
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (e)	657	635
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (e)	351	296
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (e)	135	118
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (e)	41	33
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (e)	103	90
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (e)	347	316
Freddie Mac Pool #SD1584 4.50% 9/1/2052 (e)	149	144
Freddie Mac Pool #QE9222 5.00% 9/1/2052 (e)	516	512
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (e)	251	253
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (e)	63	59
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (e)	25	23
Freddie Mac Pool #SD5845 3.50% 11/1/2052 (e)	2,233	2,028
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (e)	93	94
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (e)	21	18
Freddie Mac Pool #SD4116 4.50% 12/1/2052 (e)	400	386
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (e)	82	81

91  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (e)	USD431	$435
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (e)	28	28
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (e)	59	60
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (e)	11	12
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (e)	9	10
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (e)	10	10
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (e)	7	7
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (e)	5	5
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (e)	4	4
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (e)	3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (e)	27	27
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (e)	16	17
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (e)	14	15
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (e)	175	177
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (e)	553	547
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (e)	38	38
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (e)	7	7
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (e)	5	5
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (e)	13	14
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (e)	793	811
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (e)	15	15
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (e)	7	7
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (e)	374	385
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (e)	8	8
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (e)	316	335
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (e)	244	247
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (e)	35	36
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (e)	15	15
Freddie Mac Pool #QI7522 5.50% 6/1/2054 (e)	73	73
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (e)	21	22
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (e)	1	1
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (e)	66	67
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (e)	51	51
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (e)	242	252
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (e)	209	216
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (e)	61	62
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (e)	57	59
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (e)	14	14
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (e)	12	13
Freddie Mac Pool #SI2131 6.50% 7/1/2054 (e)	53	55
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (e)	113	115
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (e)	13	13
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (e)	8	8
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (e)	4	4
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (e)	1	1
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (e)	261	277
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (e)	32	32
Freddie Mac Pool #QJ3725 6.00% 9/1/2054 (e)	20	21
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (e)	16	17
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (e)	15	15
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (e)	14	15
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (e)	7	7
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (e)	81	83
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (e)	76	73
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (e)	48	48
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (e)	57	57
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (e)	14	14
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (e)	269	270
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (e)	249	226

American Funds Insurance Series  92

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (e)	USD36		$34
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (e)	146		150
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (e)	66		68
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (e)	6		6
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (e)	11		11
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (e)	315		323
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (e)	224		229
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (e)	18		18
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (e)	14		14
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (e)	340		360
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (e)	343		337
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (e)	523		515
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (e)(f)	160		159
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (e)	80		76
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (e)	169		158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (e)(f)	160		151
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (e)(f)	76		68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (e)	63		57
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (e)(f)	12		11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (e)	786		705
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (e)	251		241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (e)	401		383
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (e)	11		10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (e)	8		7
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (e)	605		591
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (e)	864		822
Government National Mortgage Assn. 4.50% 7/1/2056 (e)(g)	48		46
Government National Mortgage Assn. 5.50% 7/1/2056 (e)(g)	137		138
Government National Mortgage Assn. 6.00% 7/1/2056 (e)(g)	137		140
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049 (e)	143		140
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (e)	2,516		2,367
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (e)	53		50
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (e)	189		178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (e)	335		332
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (e)	902		894
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (e)	24		22
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (e)	363		365
Government National Mortgage Assn. Pool #MB0259 5.50% 3/20/2055 (e)	77		77
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (e)	—	(b)	—	(b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (e)	—	(b)	—	(b)
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (e)(g)	489		391
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (e)(g)	323		270
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (e)(g)	1,575		1,373
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (e)(g)	96		87
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (e)(g)	3,082		2,881
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (e)(g)	718		688
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (e)(g)	792		778
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (e)(g)	498		499
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (e)(g)	29		30
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (e)(g)	3,134		3,242
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (e)(g)	200		212
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (e)(g)	943		753
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (e)(g)	1,012		845
Uniform Mortgage-Backed Security 3.50% 8/1/2056 (e)(g)	193		175
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (e)(g)	347		341
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (e)(g)	345		346
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (e)(g)	1,314		1,339
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (e)(g)	2,046		2,151

			70,003

93  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(h)	USD65	$59
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (e)(h)(i)	467	454
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (e)(f)(h)	53	50
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(h)	121	121
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(h)	341	334
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(h)	124	117
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(h)	4	4
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (e)(f)(h)	136	137
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (e)(f)(h)	37	37
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (e)(f)(h)	52	52
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, (30-day Average USD-SOFR + 3.65%) 7.278% 11/25/2041 (e)(f)(h)	375	379
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (e)(f)(h)	3	3
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (e)(f)(h)	2,064	2,130
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (e)(f)(h)	104	104
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (e)(f)(h)	11	11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 11.892% 7/25/2049 (e)(f)(h)	1,500	1,641
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA2, Class B2, (30-day Average USD-SOFR + 7.714%) 11.342% 3/25/2050 (e)(f)(h)	610	728
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (e)(h)(i)	62	62
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(h)	37	37
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (e)(h)(i)	559	561
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(h)	41	41
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(h)	78	79
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (e)(h)(i)	261	260
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (e)(h)(i)	81	81
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (e)(f)(h)	125	125
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (e)(h)(i)	110	110
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (e)(h)(i)	246	247
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (e)(h)(i)	641	645
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(h)	95	94
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/17/2041 (e)(h)	554	522
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (e)(f)(h)	140	140
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(h)	8	8
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(h)	6	6
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(h)	3	3
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(h)	277	252
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(h)(j)	100	95
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(h)	166	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (e)(h)(i)	54	54
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(h)	71	71

		10,019

Commercial mortgage-backed securities 0.44%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (e)(f)(h)	296	298
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (e)(f)	41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (e)(f)	122	126

American Funds Insurance Series  94

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (e)(f)(h)	USD73	$73
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (e)(f)(h)	47	47
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (e)(f)(h)	590	586
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (e)(f)(h)	157	158
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (e)(f)(h)	732	734
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (e)(f)(h)	100	100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(h)	237	241
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (e)(f)(h)	120	120
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(h)	574	581
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(h)	965	964
ELM Trust 2024, Series 2024-ELM, Class B10, 6.195% 6/10/2039 (e)(f)(h)	213	213
ELM Trust 2024, Series 2024-ELM, Class B15, 6.195% 6/10/2039 (e)(f)(h)	191	191
ELM Trust 2024, Series 2024-ELM, Class C15, 6.396% 6/10/2039 (e)(f)(h)	133	133
ELM Trust 2024, Series 2024-ELM, Class C10, 6.396% 6/10/2039 (e)(f)(h)	120	120
ELM Trust 2024, Series 2024-ELM, Class D10, 6.847% 6/10/2039 (e)(f)(h)	100	100
ELM Trust 2024, Series 2024-ELM, Class D15, 6.897% 6/10/2039 (e)(f)(h)	100	100
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (e)(f)	73	74
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(h)	592	591
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(h)	329	337
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(h)	100	100
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039 (e)(f)(h)	243	244
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(h)	541	550
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (e)(f)(h)	104	105
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(h)	312	310
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.267% 2/15/2042 (e)(f)(h)	597	592

		7,830

Total mortgage-backed obligations		87,852

Corporate bonds and notes 4.11%

Financials 0.99%
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (i)	50	51
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (i)	28	29
American International Group, Inc. 4.85% 5/7/2030	685	689
American International Group, Inc. 5.125% 3/27/2033	17	17
Aon Corp. 5.35% 2/28/2033	15	15
Aon North America, Inc. 5.45% 3/1/2034	6	6
Arch Capital Group, Ltd. 5.25% 6/15/2036	89	89
Arthur J. Gallagher & Co. 4.85% 12/15/2029	125	126
Arthur J. Gallagher & Co. 5.00% 2/15/2032	50	50
Athene Global Funding 5.133% 6/1/2029 (h)	166	166
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (i)	22	19
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (i)	238	210
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (i)	118	120
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (i)	75	74
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (h)(i)	595	587
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (h)(i)	400	409
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (h)(i)	200	209
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (i)	45	48
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (i)	95	99
Charles Schwab Corp. (The) 4.744% 5/21/2030 (USD-SOFR + 0.78% on 5/21/2029) (i)	110	110
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (i)	190	193
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	35

95  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
Chubb INA Holdings, LLC 5.30% 5/20/2036	USD151	$153
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (i)	660	660
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (i)	86	81
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (i)	35	32
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (i)	44	45
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (i)	55	55
Coinbase Global, Inc. 3.625% 10/1/2031 (h)	200	174
Corebridge Financial, Inc. 3.85% 4/5/2029	180	176
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (h)(i)	200	200
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (h)(i)	651	651
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (i)	300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (i)	150	151
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (i)	150	150
Equitable America Global Funding 5.125% 6/15/2031 (h)	385	387
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (i)	5	5
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (i)	45	45
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (i)	1,210	1,211
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (i)	60	60
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (i)	40	39
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (i)	660	660
Goldman Sachs Group, Inc. 5.425% 6/3/2037 (USD-SOFR + 1.31% on 6/3/2036) (i)	415	417
Guardian Life Global Funding 4.809% 6/1/2031 (h)	317	317
ION Platform Finance US, Inc. 4.625% 5/1/2028 (h)	377	343
ION Platform Finance US, Inc. 5.00% 5/1/2028 (h)	200	184
ION Platform Finance US, Inc. 8.75% 5/1/2029 (h)	113	101
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (i)	65	65
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (i)	50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (i)	198	199
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (i)	18	18
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (i)	52	46
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (i)	328	332
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (i)	412	424
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	25	25
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	25	24
Mastercard, Inc. 4.875% 3/9/2028	31	31
Mitsubishi UFJ Financial Group, Inc. 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (i)	590	580
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (i)	25	25
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (i)	147	146
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (i)	488	485
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (i)	35	36
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (i)	129	125
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (i)	51	50
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (i)	1,550	1,552
Navient Corp. 5.00% 3/15/2027	150	149
Navient Corp. 5.625% 8/1/2033	360	298
New York Life Global Funding 3.00% 1/10/2028 (h)	150	147
OneMain Finance Corp. 6.625% 5/15/2029	540	551
Osaic Holdings, Inc. 6.75% 8/1/2032 (h)	25	25
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (i)	50	51
Ryan Specialty, LLC 5.875% 8/1/2032 (h)	100	98
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (h)	600	598
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (i)	216	212
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (i)	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (i)	50	50
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (i)	10	10

American Funds Insurance Series  96

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Financials (continued)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (i)	USD40	$41
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (i)	97	94
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (i)	70	71
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (i)	85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (h)(i)	200	205
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (h)(i)	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (i)	98	99
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (i)	55	56
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (i)	104	112
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (i)	80	82

		17,623

Communication services 0.55%
Alphabet, Inc. 4.375% 11/15/2032	22	22
Alphabet, Inc. 4.40% 2/15/2033	12	12
Alphabet, Inc. 4.70% 11/15/2035	28	27
Alphabet, Inc. 4.80% 2/15/2036	153	150
Alphabet, Inc. 5.65% 2/15/2056	14	14
America Movil, SAB de CV, 8.46% 12/18/2036	MXN1,300	68
AT&T, Inc. 4.75% 4/30/2033	USD869	851
AT&T, Inc. 5.40% 2/15/2034	107	109
AT&T, Inc. 3.50% 6/1/2041	75	58
CCO Holdings, LLC 4.75% 2/1/2032 (h)	25	22
CCO Holdings, LLC 7.00% 2/1/2033 (h)	440	432
CCO Holdings, LLC 4.25% 1/15/2034 (h)	1,195	1,013
CCO Holdings, LLC 7.375% 2/1/2036 (h)	470	461
Charter Communications Operating, LLC 6.10% 6/1/2029	41	42
Charter Communications Operating, LLC 6.55% 6/1/2034	37	38
Charter Communications Operating, LLC 5.85% 12/1/2035	297	288
Charter Communications Operating, LLC 4.80% 3/1/2050	56	42
Charter Communications Operating, LLC 5.25% 4/1/2053	67	52
Charter Communications Operating, LLC 6.70% 12/1/2055	59	56
Discovery Communications, LLC 3.625% 5/15/2030	117	100
Discovery Global Holdings, Inc. 4.054% 3/15/2029	300	280
Discovery Global Holdings, Inc. 5.05% 3/15/2042	286	210
EchoStar Corp. 10.75% 11/30/2029	64	69
EchoStar Corp. 6.75% Cash 11/30/2030 (k)	313	319
Lindblad Expeditions, LLC 7.00% 9/15/2030 (h)	195	202
Meta Platforms, Inc. 4.30% 8/15/2029	40	40
Meta Platforms, Inc. 4.75% 8/15/2034	53	52
Meta Platforms, Inc. 4.875% 11/15/2035	325	316
Meta Platforms, Inc. 5.50% 11/15/2045	134	124
Meta Platforms, Inc. 5.40% 8/15/2054	29	26
Meta Platforms, Inc. 5.625% 11/15/2055	287	260
Meta Platforms, Inc. 5.55% 8/15/2064	40	35
Meta Platforms, Inc. 5.75% 11/15/2065	138	124
Nexstar Media, Inc. 6.50% 9/15/2033 (h)	287	287
Nexstar Media, Inc. 7.25% 4/15/2034 (h)	100	100
SBA Tower Trust 1.631% 11/15/2026 (h)	253	250
Sirius XM Radio, LLC 4.00% 7/15/2028 (h)	780	760
Snap, Inc. 6.875% 3/1/2033 (h)	200	195
Space Exploration Technologies Corp. 5.35% 7/15/2031 (h)	442	441
Space Exploration Technologies Corp. 5.875% 7/15/2036 (h)	455	449
T-Mobile USA, Inc. 3.875% 4/15/2030	625	606
T-Mobile USA, Inc. 2.55% 2/15/2031	203	184

97  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Communication services (continued)
T-Mobile USA, Inc. 6.00% 6/15/2054	USD69	$68
Univision Communications, Inc. 7.375% 6/30/2030 (h)	340	341
Verizon Communications, Inc. 1.75% 1/20/2031	142	125

		9,720

Consumer discretionary 0.43%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8	8
Advance Auto Parts, Inc. 3.50% 3/15/2032	7	6
Amazon.com, Inc. 4.65% 11/20/2035	34	33
Amazon.com, Inc. 4.875% 3/13/2036	41	40
Amazon.com, Inc. 5.45% 11/20/2055	155	147
Amazon.com, Inc. 5.55% 11/20/2065	70	65
BMW US Capital, LLC 4.15% 4/9/2030 (h)	290	284
BMW US Capital, LLC 3.70% 4/1/2032 (h)	25	23
Carnival Corp., Ltd. 5.75% 3/15/2030 (h)	465	471
Carnival Corp., Ltd. 5.75% 8/1/2032 (h)	175	177
Carnival Corp., Ltd. 6.125% 2/15/2033 (h)	175	177
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	305
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	604
Ford Motor Credit Co., LLC 5.918% 3/20/2028	622	630
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	207
Ford Motor Credit Co., LLC 4.97% 4/6/2029	723	716
Ford Motor Credit Co., LLC 4.00% 11/13/2030	970	912
Ford Motor Credit Co., LLC 6.467% 5/22/2036	700	712
General Motors Financial Co., Inc. 5.45% 9/6/2034	11	11
General Motors Financial Co., Inc. 6.15% 7/15/2035	16	17
General Motors Financial Co., Inc. 5.45% 1/8/2036	405	404
Hyundai Capital America 5.275% 6/24/2027 (h)	55	55
Hyundai Capital America 4.60% 4/6/2028 (h)	501	500
McDonald’s Corp. 5.15% 9/9/2052	10	9
Mobility Global, Inc. 5.05% 6/15/2029 (h)	31	31
Mobility Global, Inc. 5.45% 6/15/2031 (h)	67	68
Mobility Global, Inc. 6.05% 6/15/2036 (h)	131	133
Newell Brands, Inc. 6.375% 5/15/2030	160	162
Newell Brands, Inc. 6.625% 5/15/2032	180	182
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (h)	150	148
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	177	172
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	178	173
Whirlpool Corp. 7.50% 7/1/2031 (h)	30	30

		7,612

Health care 0.41%
AbbVie, Inc. 4.125% 3/15/2031	14	14
AbbVie, Inc. 4.40% 3/15/2033	28	27
AbbVie, Inc. 5.05% 3/15/2034	175	177
AbbVie, Inc. 4.75% 3/15/2036	98	96
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	240	231
AbbVie, Inc. 5.55% 3/15/2056	26	26
AbbVie, Inc. 5.50% 3/15/2064	25	24
Accendra Health, Inc. 9.00% 6/15/2032 (h)	300	279
Accendra Health, Inc. 9.75% 6/15/2033 (h)	118	81
Accendra Health, Inc. 9.75% 6/15/2033 (h)	91	62
Amgen, Inc. 5.15% 3/2/2028	55	56
Amgen, Inc. 4.05% 8/18/2029	100	98
Amgen, Inc. 5.25% 3/2/2030	124	126
Amgen, Inc. 4.20% 2/19/2031	334	328

American Funds Insurance Series  98

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Health care (continued)
Amgen, Inc. 4.20% 3/1/2033	USD133	$128
Amgen, Inc. 5.25% 3/2/2033	71	72
Amgen, Inc. 4.85% 2/19/2036	187	183
Amgen, Inc. 5.60% 3/2/2043	105	104
Amgen, Inc. 4.20% 2/22/2052	19	15
Amgen, Inc. 4.875% 3/1/2053	25	22
Amgen, Inc. 5.65% 3/2/2053	37	36
Amgen, Inc. 5.75% 3/2/2063	85	82
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	51
Baxter International, Inc. 4.45% 2/15/2029	271	268
Baxter International, Inc. 4.90% 12/15/2030	338	336
Baxter International, Inc. 3.132% 12/1/2051	25	15
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	265
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	301
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	318
Cencora, Inc. 4.60% 2/13/2033	50	49
Cencora, Inc. 4.90% 2/13/2036	31	30
Centene Corp. 4.625% 12/15/2029	530	514
Centene Corp. 2.625% 8/1/2031	40	35
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	23
CVS Health Corp. 5.70% 6/1/2034	97	100
CVS Health Corp. 6.00% 6/1/2044	50	51
CVS Health Corp. 6.05% 6/1/2054	50	50
CVS Health Corp. 6.20% 9/15/2055	50	51
Elevance Health, Inc. 4.95% 11/1/2031	30	30
Elevance Health, Inc. 5.20% 2/15/2035	13	13
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	35	35
Medline Borrower, LP 6.25% 4/1/2029 (h)	253	259
Merck & Co., Inc. 1.70% 6/10/2027	118	115
Merck & Co., Inc. 3.40% 3/7/2029	110	107
Merck & Co., Inc. 4.50% 5/17/2033	35	35
Merck & Co., Inc. 4.90% 5/17/2044	35	32
Molina Healthcare, Inc. 4.375% 6/15/2028 (h)	290	285
Molina Healthcare, Inc. 3.875% 5/15/2032 (h)	230	208
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	16
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (h)	119	121
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	362
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	644
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	89	69
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	8	8
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	14	14

		7,245

Utilities 0.38%
AEP Transmission Co., LLC 2.75% 8/15/2051	50	30
AES Corp. 5.20% 7/15/2029	500	503
AES Corp. 3.95% 7/15/2030 (h)	425	407
DTE Electric Co. 4.85% 3/1/2036	275	269
DTE Energy Co. 3.00% 3/1/2032	42	39
Duke Energy Florida, LLC 5.95% 11/15/2052	25	26
Edison International 5.45% 6/15/2029	100	101

99  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Edison International 6.95% 11/15/2029	USD132	$138
Edison International 4.80% 3/15/2031	100	97
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (h)(i)	200	232
FirstEnergy Corp. 2.65% 3/1/2030	393	364
FirstEnergy Corp. 2.25% 9/1/2030	107	96
Florida Power & Light Co. 5.10% 4/1/2033	35	35
NiSource, Inc. 4.75% 5/18/2031	100	100
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.10% 8/1/2027	284	277
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	103
Pacific Gas and Electric Co. 4.55% 7/1/2030	359	354
Pacific Gas and Electric Co. 2.50% 2/1/2031	41	37
Pacific Gas and Electric Co. 5.05% 10/15/2032	84	84
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	53
Pacific Gas and Electric Co. 5.60% 8/15/2036	332	332
PacifiCorp 5.30% 2/15/2031	25	25
PacifiCorp 5.10% 4/15/2031	525	530
PacifiCorp 5.45% 4/15/2033	550	558
PacifiCorp 5.80% 4/15/2036	297	305
PacifiCorp 6.10% 8/1/2036	33	34
PacifiCorp 5.50% 5/15/2054	95	87
PacifiCorp 5.80% 1/15/2055	25	24
Rio Grande LNG, LLC 5.25% 6/30/2031 (h)	410	410
Southern California Edison Co. 5.15% 6/1/2029	105	106
Southern California Edison Co. 2.50% 6/1/2031	206	184
Southern California Edison Co. 4.80% 3/15/2033	489	480
Southern California Edison Co. 5.20% 6/1/2034	40	40
Southern California Edison Co. 3.60% 2/1/2045	206	149
Union Electric Co. 3.90% 4/1/2052	25	19
WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

		6,679

Information technology 0.30%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (h)	190	191
Black Pearl Compute, LLC 6.125% 2/15/2031 (h)	145	147
Broadcom, Inc. 4.00% 4/15/2029 (h)	3	3
Broadcom, Inc. 5.15% 11/15/2031	104	106
Broadcom, Inc. 4.15% 4/15/2032 (h)	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035 (h)	2	2
Cloud Software Group, Inc. 8.25% 6/30/2032 (h)	200	188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (h)	250	261
Fair Isaac Corp. 6.00% 5/15/2033 (h)	100	98
Hughes Satellite Systems Corp. 5.25% 8/1/2026	832	704
Hughes Satellite Systems Corp. 6.625% 8/1/2026	58	36
HUT 8 DC, LLC 6.192% 11/15/2042 (h)	179	181
Intel Corp. 3.05% 8/12/2051	10	6
Intel Corp. 5.60% 2/21/2054	42	39
Intel Corp. 3.10% 2/15/2060	110	63
Oracle Corp. 4.55% 2/4/2029	125	123
Oracle Corp. 4.95% 2/4/2031	80	78
Oracle Corp. 4.80% 9/26/2032	55	52
Oracle Corp. 5.35% 5/4/2033	62	60
Oracle Corp. 5.50% 8/3/2035	18	17
Oracle Corp. 5.20% 9/26/2035	465	436
Oracle Corp. 5.70% 2/4/2036	168	163
Oracle Corp. 5.875% 9/26/2045	40	35

American Funds Insurance Series  100

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)

Information technology (continued)
Oracle Corp. 6.55% 2/4/2046	USD76	$72
Oracle Corp. 6.00% 8/3/2055	110	94
Oracle Corp. 5.95% 9/26/2055	95	81
Oracle Corp. 6.70% 2/4/2056	132	124
Oracle Corp. 6.10% 9/26/2065	40	33
Oracle Corp. 6.85% 2/4/2066	70	65
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (h)	520	519
Synopsys, Inc. 4.65% 4/1/2028	40	40
Synopsys, Inc. 4.85% 4/1/2030	40	40
Synopsys, Inc. 5.00% 4/1/2032	40	40
Synopsys, Inc. 5.15% 4/1/2035	780	776
Synopsys, Inc. 5.70% 4/1/2055	380	369
WULF Compute, LLC 7.75% 10/15/2030 (h)	75	79

		5,344

Industrials 0.29%
BAE Systems PLC 5.30% 3/26/2034 (h)	200	204
Boeing Co. (The) 6.259% 5/1/2027	376	381
Boeing Co. (The) 6.298% 5/1/2029	12	13
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	92	98
Boeing Co. (The) 6.528% 5/1/2034	1,291	1,405
Canadian Pacific Railway Co. 3.00% 12/2/2041	25	19
Canadian Pacific Railway Co. 3.10% 12/2/2051	80	52
CSX Corp. 4.75% 11/15/2048	50	44
CSX Corp. 4.50% 11/15/2052	35	29
Eaton Corp. 4.20% 3/6/2031	400	392
EquipmentShare.com, Inc. 8.625% 5/15/2032 (h)	430	448
EquipmentShare.com, Inc. 7.125% 7/1/2034 (h)	120	118
Herc Holdings, Inc. 7.25% 6/15/2033 (h)	90	94
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (h)	150	148
Icahn Enterprises, LP 5.25% 5/15/2027	440	435
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	13
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	15
LG Energy Solution, Ltd. 5.00% 4/2/2029 (h)	350	351
Norfolk Southern Corp. 5.35% 8/1/2054	51	48
Northrop Grumman Corp. 4.95% 3/15/2053	21	19
QXO Building Products, Inc. 6.75% 4/30/2032 (h)	190	196
QXO Building Products, Inc. 6.875% 7/15/2034 (h)	70	72
Republic Services, Inc. 5.00% 4/1/2034	13	13
Sumisho Air Lease Corp. 4.40% 3/24/2028 (h)	15	15
Sumisho Air Lease Corp. 4.50% 3/24/2029 (h)	15	15
Sumisho Air Lease Corp. 4.85% 3/24/2031 (h)	55	54
Sumisho Air Lease Corp. 5.50% 3/24/2036 (h)	5	5
TransDigm, Inc. 6.125% 7/31/2034 (h)	67	67
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	14
Waste Management, Inc. 4.625% 2/15/2030	60	60
Waste Management, Inc. 4.95% 3/15/2035	16	16
Waste Management, Inc. 5.35% 10/15/2054	25	24

		5,062

Energy 0.25%
APA Corp. 4.25% 1/15/2030	385	379
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (h)	300	300
Borr IHC, Ltd. 8.75% 1/15/2032 (h)	200	196
Cenovus Energy, Inc. 5.40% 6/15/2047	44	41

101  American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Energy (continued)
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (h)	USD9	$9
ConocoPhillips Co. 5.50% 1/15/2055	50	48
Crescent Energy Finance, LLC 7.375% 1/15/2033 (h)	270	269
Energy Transfer, LP 6.10% 12/1/2028	41	42
Energy Transfer, LP 5.25% 7/1/2029	23	23
Energy Transfer, LP 6.40% 12/1/2030	34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
EOG Resources, Inc. 5.95% 7/15/2055	110	112
Equinor ASA 2.375% 5/22/2030	365	337
Exxon Mobil Corp. 3.452% 4/15/2051	210	150
Hess Midstream Operations, LP 5.875% 3/1/2028 (h)	35	35
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (h)(k)	55	50
NFE Financing, LLC 12.00% 11/15/2029 (h)(j)	148	53
Noble Finance II, LLC 6.25% 6/15/2034 (h)	89	87
Occidental Petroleum Corp. 5.55% 10/1/2034	124	127
Petroleos Mexicanos 6.50% 1/23/2029	20	20
Petroleos Mexicanos 8.75% 6/2/2029	177	189
Petroleos Mexicanos 6.84% 1/23/2030	808	830
Sunoco, LP 5.625% 3/15/2031 (h)	20	20
Sunoco, LP 5.875% 3/15/2034 (h)	20	20
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (h)	595	559
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (h)	195	203
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (h)	100	104
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (h)	75	84

		4,346

Real estate 0.19%
American Tower Corp. 4.05% 3/15/2032	11	10
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	40
Boston Properties, LP 5.75% 1/15/2035	95	96
Crown Castle, Inc. 5.00% 1/11/2028	54	54
Howard Hughes Corp. (The) 5.875% 3/1/2032 (h)	70	69
Howard Hughes Corp. (The) 6.125% 3/1/2034 (h)	75	74
Iron Mountain, Inc. 4.50% 2/15/2031 (h)	530	507
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (h)	265	271
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (h)	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	461
MPT Operating Partnership, LP 8.50% 2/15/2032 (h)	410	420
Piedmont Operating Partnership, LP 5.625% 1/15/2033	99	99
Prologis, LP 5.00% 3/15/2034	40	40
Service Properties Trust 0% 9/30/2027 (h)	45	42
Service Properties Trust 3.95% 1/15/2028	480	468
Service Properties Trust 8.625% 11/15/2031 (h)	700	738

		3,416

Consumer staples 0.18%
Altria Group, Inc. 4.875% 2/4/2028	13	13
Altria Group, Inc. 5.25% 8/6/2035	48	48
B&G Foods, Inc. 8.00% 9/15/2028 (h)	260	261
BAT Capital Corp. 6.343% 8/2/2030	9	9
BAT Capital Corp. 5.35% 8/15/2032	413	423
BAT Capital Corp. 6.421% 8/2/2033	38	41
BAT Capital Corp. 7.079% 8/2/2043	31	35
BAT Capital Corp. 4.54% 8/15/2047	55	45
BAT Capital Corp. 4.758% 9/6/2049	121	102

American Funds Insurance Series 102

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer staples (continued)
BAT Capital Corp. 7.081% 8/2/2053	USD69	$78
BAT International Finance PLC 4.448% 3/16/2028	150	150
Coty, Inc. 5.60% 1/15/2031 (h)	119	116
H.J. Heinz Co. 4.875% 10/1/2049	235	197
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (h)	105	107
Mars, Inc. 4.80% 3/1/2030 (h)	25	25
Mars, Inc. 5.20% 3/1/2035 (h)	165	166
Mars, Inc. 5.65% 5/1/2045 (h)	71	71
Mars, Inc. 5.70% 5/1/2055 (h)	145	143
Mars, Inc. 5.80% 5/1/2065 (h)	24	24
McCormick & Co., Inc. 4.15% 2/15/2029	145	143
Mondelez International, Inc. 4.75% 8/28/2034	127	125
Performance Food Group, Inc. 5.625% 3/1/2034 (h)	115	113
Philip Morris International, Inc. 5.125% 11/17/2027	43	43
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	57
Philip Morris International, Inc. 5.50% 9/7/2030	70	72
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	56
Philip Morris International, Inc. 5.625% 9/7/2033	30	31
Philip Morris International, Inc. 4.90% 11/1/2034	90	89
Post Holdings, Inc. 6.375% 3/1/2033 (h)	330	328
Prestige Brands, Inc. 6.25% 7/15/2034 (h)	45	45

		3,197

Materials 0.14%
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	60	61
Celanese US Holdings, LLC 7.35% 11/15/2028	36	38
Celanese US Holdings, LLC 7.55% 11/15/2030	27	29
Celanese US Holdings, LLC 7.379% 7/15/2032	10	11
Celanese US Holdings, LLC 7.45% 11/15/2033	23	25
Celanese US Holdings, LLC 7.375% 2/15/2034	310	320
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (h)	545	552
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (h)	40	40
Consolidated Energy Finance SA 5.625% 10/15/2028 (h)	750	721
Dow Chemical Co. (The) 5.35% 3/15/2035	7	7
Dow Chemical Co. (The) 5.65% 3/15/2036	4	4
Dow Chemical Co. (The) 5.55% 11/30/2048	15	13
Dow Chemical Co. (The) 3.60% 11/15/2050	75	50
Dow Chemical Co. (The) 6.90% 5/15/2053	6	6
Dow Chemical Co. (The) 5.60% 2/15/2054	63	56
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (h)	75	74
LYB International Finance III, LLC 5.125% 1/15/2031	2	2
LYB International Finance III, LLC 5.50% 3/1/2034	5	5
LYB International Finance III, LLC 6.15% 5/15/2035	6	6
LYB International Finance III, LLC 5.875% 1/15/2036	38	38
LYB International Finance III, LLC 3.625% 4/1/2051	102	67
NOVA Chemicals Corp. 8.50% 11/15/2028 (h)	10	10
NOVA Chemicals Corp. 4.25% 5/15/2029 (h)	325	316

		2,509

Total corporate bonds and notes		72,753

103 American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations 0.53%

Other asset-backed securities 0.28%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (e)(h)	USD28	$28
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(h)	210	212
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(h)	20	20
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(h)	395	399
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(h)	342	285
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(h)	85	70
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(h)	90	55
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(h)	90	57
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(h)	307	244
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(h)	476	477
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(h)	101	101
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(h)	120	121
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(h)	298	283
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(h)	55	51
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(h)	63	62
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(h)	242	232
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(h)	345	342
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(h)	105	105
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(h)	935	773
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(h)	191	192
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(h)	158	157
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(h)	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(h)	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(h)	9	9
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(h)	27	27
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(h)	67	67
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(h)	156	156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(h)	8	8
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(h)	8	8
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(h)	57	56
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(h)	131	131
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(h)	54	55

		5,011

Auto loan 0.18%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(h)	339	347
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(h)	149	149
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(h)	37	38
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(h)	81	81
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(h)	163	164
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (e)(h)	176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(h)	181	184
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(h)	45	45
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(h)	285	288
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(h)	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028 (e)	4	4
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028 (e)	48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(h)	268	266
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(h)	100	99
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(h)	187	189
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028 (e)	15	15
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(h)	75	74
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(h)	35	35
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(h)	35	35
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(h)	483	485
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(h)	150	151

		3,161

American Funds Insurance Series 104

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Credit card 0.05%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(h)	USD400	$400
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(h)	246	246
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69% 7/15/2032 (e)(h)	117	117
Mission Lane Credit Card Master Trust, Series 2026-A, Class D, 6.27% 7/15/2032 (e)(h)	100	101

		864

Student loan 0.02%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(h)	77	73
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(h)	155	147
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (e)(f)(h)	81	81
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(h)	35	32

		333

Total asset-backed obligations		9,369

Bonds & notes of governments & government agencies outside the U.S. 0.19%
Mexico 0.09%
United Mexican States 3.25% 4/16/2030	200	187
United Mexican States 6.25% 8/27/2037	1,125	1,126
United Mexican States 7.375% 5/13/2055	245	260

		1,573

Brazil 0.08%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL7,514	1,343

Saudi Arabia 0.01%
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	USD200	197

Peru 0.01%
Peru (Republic of) 2.783% 1/23/2031	190	175

Total bonds & notes of governments & government agencies outside the U.S.		3,288

Loans 0.04%
Industrials 0.03%
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (f)(l)	583	528

Financials 0.01%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(f)(h)(l)	183	184

Total loans		712

Municipals 0.02%
Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	179	181

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	141

Total municipals		322

Total bonds, notes & other debt instruments (cost: $295,141,000)		293,487

105  American Funds Insurance Series

Capital Income Builder (continued)

Investment funds 2.17%	Shares	Value (000)
Capital Group Central Corporate Bond Fund (m)	4,588,065	$38,448

Total investment funds (cost: $41,746,000)		38,448

Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (m)(n)	883,991	88,390

Total short-term securities (cost: $88,383,000)		88,390

Total investment securities 101.00% (cost: $1,312,180,000)		1,788,063
Other assets less liabilities (1.00)%		(17,678)

Net assets 100.00%		$1,770,385

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	340	3/17/2027	USD81,566	$(252)
2 Year U.S. Treasury Note Futures	Long	402	10/5/2026	82,865	(56)
5 Year U.S. Treasury Note Futures	Long	226	10/5/2026	24,193	75
10 Year U.S. Treasury Note Futures	Long	3	9/30/2026	330	2
10 Year Ultra U.S. Treasury Note Futures	Short	37	9/30/2026	(4,161)	8
20 Year U.S. Treasury Bond Futures	Long	42	9/30/2026	4,767	127
30 Year Ultra U.S. Treasury Bond Futures	Long	86	9/30/2026	9,989	352

					$256

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)
USD	761	BRL	3,958	Goldman Sachs	7/13/2026	$(3)
USD	618	BRL	3,135	HSBC Bank	7/17/2026	14
EUR	60	USD	69	UBS AG	7/20/2026	– (b)
EUR	135	USD	156	HSBC Bank	7/20/2026	(2)

						$9

American Funds Insurance Series  106

Capital Income Builder (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$244	$–	$244
SOFR	Annual	4.1275%	Annual	7/27/2050	USD310	4	–	4
SOFR	Annual	2.91%	Annual	9/18/2050	USD592	117	–	117

						$365	$–	$365

Bilateral interest rate swaps

								Upfront	Unrealized
Receive		Pay				Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	requency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

14.45%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL2,180	$4	$–	$4

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD416	$(34)	$(33)	$(1)

CDX.EM.45	1.00%	Quarterly	6/20/2031	140	2	4	(2)

					$(32)	$(29)	$(3)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (000)	(o)	Value at 6/30/2026 (000)	(p)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD1,148		$25		$24	$1

Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Investment funds 2.17%
Capital Group Central Corporate Bond Fund	$38,098	$893	$–	$–	$(543)	$38,448	$893

107 American Funds Insurance Series

Capital Income Builder (continued)

Investments in affiliates (m) (continued)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 4.99%
Money market investments 4.99%
Capital Group Central Cash Fund 3.70% (n)	$81,415	$166,841	$159,852	$1	$(15)	$88,390	$1,439

Total 7.16%				$1	$(558	$126,838	$2,332

(a)	Value determined using significant unobservable inputs.
(b)	Amount less than one thousand.
(c)	Non-income producing.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(f)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Represents securities transacted on a TBA basis.
(h)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $52,363,000, which represented 2.96% of the net assets of the fund.

(i)	Step bond; coupon rate may change at a later date.
(j)	Scheduled interest and/or principal payment was not received.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(l)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	Rate represents the seven-day yield at 6/30/2026.
(o)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(p)

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CME = CME Group

EUR = Euros

Fncg. = Financing

GBP = British pounds

GO = General Obligation

Refer to the notes to financial statements.

HKD = Hong Kong dollars

ICE = Intercontinental Exchange, Inc.

MXN = Mexican pesos

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

ZAR = South African rand

American Funds Insurance Series 108

Asset Allocation Fund

Investment portfolio June 30, 2026		unaudited

Common stocks 61.48%	Shares	Value (000)

Information technology 20.03%
Broadcom, Inc.	3,426,106	$1,294,211
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,632,974	779,859
Taiwan Semiconductor Manufacturing Co., Ltd.	2,250,000	172,775
Micron Technology, Inc.	608,625	702,530
Apple, Inc.	1,899,315	549,586
Microsoft Corp.	1,314,273	490,250
KLA Corp.	931,314	280,987
NVIDIA Corp.	1,389,978	278,121
Intel Corp. (a)	1,796,261	250,812
Quantinuum, Inc., Class A (a)	1,912,196	156,303
ASML Holding NV (ADR)	71,326	141,899
International Business Machines Corp.	327,781	92,175
Applied Materials, Inc.	121,247	87,662
Hewlett Packard Enterprise Co.	1,726,567	77,885
Amphenol Corp., Class A	440,568	77,681
Diebold Nixdorf, Inc. (a)	532,940	45,310
Shopify, Inc., Class A, subordinate voting shares (a)	310,000	35,396
Western Digital Corp.	54,638	34,898
Strategy, Inc., Class A (a)	400,651	34,829
ARM Holdings PLC (ADR) (a)	82,275	29,172
SK hynix, Inc.	13,239	23,358
Salesforce, Inc.	126,621	19,836
AppLovin Corp., Class A (a)	20,196	10,406
MACOM Technology Solutions Holdings, Inc. (a)	11,985	4,559
Cerebras Systems, Inc., Class A (a)	17,500	3,867

		5,674,367

Industrials 8.21%
ATI, Inc. (a)	1,712,904	337,613
GE Vernova, Inc.	282,751	332,193
Boeing Co. (The) (a)	1,376,035	297,870
Deere & Co.	356,705	226,269
TransDigm Group, Inc.	141,713	188,767
Union Pacific Corp.	640,146	174,120
General Electric Co.	351,868	131,504
Caterpillar, Inc.	117,500	125,126
Quanta Services, Inc.	142,302	102,463
United Rentals, Inc.	76,747	86,946
Safran SA	170,187	67,285
FTAI Aviation, Ltd.	238,568	64,540
Trane Technologies PLC	128,383	63,057
L3Harris Technologies, Inc.	200,000	58,118
BWX Technologies, Inc.	98,283	19,131
Carrier Global Corp.	259,830	19,058
Airbus SE, non-registered shares	76,452	17,016
Ingersoll-Rand, Inc.	197,716	16,211

		2,327,287

Financials 7.42%
Aon PLC, Class A	589,049	195,382
Bank of America Corp.	3,313,688	188,814
Visa, Inc., Class A	549,488	188,524
Fiserv, Inc. (a)	3,136,983	153,869
Apollo Asset Management, Inc.	1,191,529	140,970
Arthur J. Gallagher & Co.	609,691	139,967
Synchrony Financial	1,549,077	117,807
Ares Management Corp., Class A (b)	949,769	105,719
Berkshire Hathaway, Inc., Class A (a)	81	60,657
Berkshire Hathaway, Inc., Class B (a)	75,000	37,529

109 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Capital One Financial Corp.	440,000	$88,273
Mastercard, Inc., Class A	150,930	77,518
Brookfield Corp., Class A	1,805,226	76,884
Wells Fargo & Co.	886,590	73,268
Citigroup, Inc.	475,000	66,481
Brown & Brown, Inc.	964,468	61,871
Progressive Corp.	280,641	61,306
Morgan Stanley	219,557	45,896
JPMorgan Chase & Co.	138,465	45,324
American Express Co.	104,981	35,510
Blackstone, Inc.	300,000	35,301
Kinsale Capital Group, Inc.	76,390	25,194
Goldman Sachs Group, Inc.	24,707	24,988
Blue Owl Capital, Inc., Class A	2,744,400	24,013
Fidelity National Information Services, Inc.	459,035	17,847
Intercontinental Exchange, Inc.	110,132	13,558
Sberbank of Russia PJSC (c)	8,880,000	–	(d)

		2,102,470

Health care 6.09%
Vertex Pharmaceuticals, Inc. (a)	653,520	324,623
Gilead Sciences, Inc.	1,575,564	199,057
Eli Lilly and Co.	162,065	194,386
UnitedHealth Group, Inc.	421,617	175,237
CVS Health Corp.	1,451,353	150,142
Alnylam Pharmaceuticals, Inc. (a)	460,972	138,766
Amgen, Inc.	380,186	137,673
Illumina, Inc. (a)	599,527	105,415
Johnson & Johnson	337,126	85,620
Thermo Fisher Scientific, Inc.	104,973	52,629
Cooper Cos., Inc. (a)	591,128	42,390
Boston Scientific Corp. (a)	823,445	35,145
Align Technology, Inc. (a)	203,074	34,250
AbbVie, Inc.	129,914	32,691
Rotech Healthcare, Inc. (a)(c)(e)	184,138	12,982
Keenova Therapeutics PLC (a)	36,079	3,548
Par Health, Inc. (a)(f)	36,079	249

		1,724,803

Consumer discretionary 5.00%
Booking Holdings, Inc.	1,595,087	284,308
Amazon.com, Inc. (a)	884,061	210,707
Royal Caribbean Cruises, Ltd.	402,201	127,711
D.R. Horton, Inc.	610,377	99,418
Carnival Corp., Ltd.	2,758,206	78,802
Darden Restaurants, Inc.	372,905	76,822
Home Depot, Inc.	217,702	76,779
Compagnie Financiere Richemont SA, Class A	321,887	74,693
Tesla, Inc. (a)	172,900	72,722
Starbucks Corp.	705,248	72,069
Texas Roadhouse, Inc.	360,436	69,647
NIKE, Inc., Class B	972,604	39,926
Toll Brothers, Inc.	230,594	37,990
Hilton Worldwide Holdings, Inc.	113,729	37,583
Restaurant Brands International, Inc.	416,079	30,170

American Funds Insurance Series 110

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
AutoZone, Inc. (a)	6,554	$20,946
DraftKings, Inc., Class A (a)	237,954	6,011
Aimbridge Topco, LLC (a)(c)	10,722	721

		1,417,025

Communication services 4.75%
Alphabet, Inc., Class A	1,136,596	406,185
Alphabet, Inc., Class C	1,050,585	371,203
Meta Platforms, Inc., Class A	525,416	295,961
Comcast Corp., Class A	5,734,446	140,781
Netflix, Inc. (a)	737,587	52,664
Space Exploration Technologies Corp., Class A (a)(b)	167,808	28,672
Charter Communications, Inc., Class A (a)	191,600	27,247
Walt Disney Co. (The)	156,965	15,108
AT&T, Inc.	416,628	8,624

		1,346,445

Materials 4.22%
Wheaton Precious Metals Corp.	2,238,944	251,478
Royal Gold, Inc.	1,217,374	243,000
Franco-Nevada Corp. (CAD denominated)	1,035,799	216,128
Lundin Mining Corp.	7,198,939	175,424
First Quantum Minerals, Ltd. (a)	3,889,750	106,250
Glencore PLC	10,884,680	74,241
Southern Copper Corp.	324,220	56,499
Corteva, Inc.	630,610	53,407
Agnico Eagle Mines, Ltd. (CAD denominated)	71,601	11,125
Air Products and Chemicals, Inc.	27,922	8,186
Venator Materials PLC (a)(c)	4,096	–	(d)

		1,195,738

Consumer staples 3.11%
Philip Morris International, Inc.	3,041,889	550,308
Keurig Dr Pepper, Inc.	2,750,000	90,008
Constellation Brands, Inc., Class A	549,955	76,493
Costco Wholesale Corp.	65,318	61,103
Nestle SA	356,883	36,650
US Foods Holding Corp. (a)	221,900	22,689
Estee Lauder Cos., Inc. (The), Class A	264,310	20,867
Coca-Cola Co.	160,431	13,038
Procter & Gamble Co.	75,358	11,051

		882,207

Utilities 1.33%
Southern Co. (The)	2,250,990	215,442
DTE Energy Co.	828,774	126,280
Vistra Corp.	135,433	21,484
FirstEnergy Corp.	284,842	13,542

		376,748

Energy 1.23%
ConocoPhillips	824,000	85,663
Canadian Natural Resources, Ltd. (CAD denominated)	2,124,209	84,055
EOG Resources, Inc.	593,674	77,017
Exxon Mobil Corp.	443,633	60,653

111 American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamondback Energy, Inc.	153,044	$26,902
SLB, Ltd.	286,500	13,319
Altera Infrastructure, LP (a)(c)	16,130	697
Expand Energy Corp.	2,101	192
New Fortress Energy, Inc., Class A (a)	150,315	55

		348,553

Real estate 0.09%
Simon Property Group, Inc. REIT	92,472	20,682
Service Properties Trust REIT	1,180,000	1,994
Ventas, Inc. REIT	12,423	1,103

		23,779

Total common stocks (cost: $8,837,905,000)		17,419,422

Preferred securities 0.23%
Information technology 0.23%

Anthropic, PBC, Class H, preferred shares (a)(c)(e)	108,679	64,013

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (a)(c)(f)	450	837

Total preferred securities (cost: $64,479,000)		64,850

Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (a)(c)	4	–	(d)

Total rights & warrants (cost: $0)		–	(d)

Convertible stocks 0.14%
Information technology 0.07%
Strategy, Inc. 8.00% perpetual convertible preferred shares	289,834	17,048
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	39,600	1,780

		18,828

Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	262,145	17,642

Utilities 0.01%
NextEra Energy, Inc., convertible preferred shares, 7.299% 6/1/2027	31,700	1,685

Communication services 0.00%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	13,200	672
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	13,200	664

		1,336

Total convertible stocks (cost: $41,264,000)		39,491

American Funds Insurance Series 112

Asset Allocation Fund (continued)

Convertible bonds & notes 0.13%	Principal amount (000)	Value (000)
Information technology 0.06%
Corweave, Inc., convertible notes, 1.75% 10/1/2032 (f)	USD1,421	$1,568
Lumentum Holdings, Inc., convertible notes, 0.375% 3/15/2032 (f)	314	1,450
Seagate HDD Cayman, convertible notes, 3.50% 6/1/2028	150	1,751
Terawulf, Inc., convertible notes, 1.00% 9/1/2031 (f)	1,739	3,727
Viavi Solutions, Inc., convertible notes, 0.625% 3/1/2031 (f)	421	1,499
Western Digital Corp., convertible notes, 3.00% 11/15/2028	416	7,009

		17,004

Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (g)	1,290	4,032
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	1,578	1,887

		5,919

Real estate 0.02%
Digital Realty Trust, LP, convertible notes, 1.875% 11/15/2029 (f)	1,715	1,842
Welltower OP, LLC, convertible notes, 2.75% 5/15/2028 (f)	1,422	3,366

		5,208

Health care 0.01%
Alnylam Pharmaceuticals, Inc., convertible notes, 1.00% 9/15/2027	1,190	1,434
Halozyme Therapeutics, Inc., convertible notes, 1.00% 8/15/2028	1,818	2,658

		4,092

Utilities 0.01%
CenterPoint Energy, Inc., convertible notes, 3.00% 8/1/2028 (f)	2,785	2,963

Industrials 0.01%
Uber Technologies, Inc., convertible notes, 0.875% 12/1/2028	1,572	1,883

Financials 0.00%
Jazz Investments, convertible notes, 3.125% 9/15/2030	881	1,503

Total convertible bonds & notes (cost: $28,349,000)		38,572

Bonds, notes & other debt instruments 30.95%
U.S. Treasury bonds & notes 11.82%
U.S. Treasury 11.66%
U.S. Treasury 4.125% 2/15/2027	1,258	1,259
U.S. Treasury 2.625% 5/31/2027	96,250	94,985
U.S. Treasury 0.50% 6/30/2027	28,098	27,118
U.S. Treasury 3.75% 6/30/2027	18,100	18,037
U.S. Treasury 4.125% 9/30/2027	90,000	89,978
U.S. Treasury 3.375% 11/30/2027	118	116
U.S. Treasury 3.375% 2/29/2028	143,000	141,227
U.S. Treasury 4.00% 2/29/2028	46,200	46,081
U.S. Treasury 3.625% 3/31/2028	9	9
U.S. Treasury 3.875% 3/31/2028	177,790	176,924
U.S. Treasury 3.50% 4/30/2028	5,600	5,535
U.S. Treasury 4.00% 5/31/2028	16,000	15,954
U.S. Treasury 4.125% 6/30/2028	416,557	416,338
U.S. Treasury 4.00% 1/31/2029	8,844	8,808
U.S. Treasury 2.875% 4/30/2029	50,000	48,292
U.S. Treasury 4.125% 6/15/2029	1,556	1,555

113  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 4.25% 6/30/2029	USD36,885	$36,974
U.S. Treasury 4.00% 3/31/2030	83,865	83,341
U.S. Treasury 0.625% 5/15/2030	9,358	8,178
U.S. Treasury 3.875% 6/30/2030	21,920	21,667
U.S. Treasury 4.00% 7/31/2030	8,160	8,102
U.S. Treasury 4.875% 10/31/2030	10,491	10,768
U.S. Treasury 3.50% 11/30/2030	7,890	7,669
U.S. Treasury 3.50% 2/28/2031	141,000	136,875
U.S. Treasury 3.875% 3/31/2031	251,942	248,399
U.S. Treasury 4.125% 5/31/2031	16,000	15,944
U.S. Treasury 4.125% 6/30/2031	288,579	287,576
U.S. Treasury 4.25% 6/30/2031	17,165	17,193
U.S. Treasury 2.875% 5/15/2032	50,000	46,428
U.S. Treasury 4.00% 6/30/2032	17,325	17,085
U.S. Treasury 4.125% 11/15/2032	648	642
U.S. Treasury 3.50% 2/15/2033	27,034	25,797
U.S. Treasury 4.25% 3/31/2033	12,207	12,171
U.S. Treasury 4.25% 6/30/2033	132,186	131,675
U.S. Treasury 3.875% 8/15/2033 (h)	138,911	135,096
U.S. Treasury 4.375% 5/15/2034	14,285	14,292
U.S. Treasury 4.25% 11/15/2034	2,075	2,055
U.S. Treasury 4.00% 11/15/2035	75,230	72,779
U.S. Treasury 4.375% 5/15/2036	140,739	140,002
U.S. Treasury 1.375% 11/15/2040	59,338	38,385
U.S. Treasury 1.75% 8/15/2041	24,960	16,739
U.S. Treasury 2.00% 11/15/2041	1,058	733
U.S. Treasury 4.625% 5/15/2044	14,927	14,422
U.S. Treasury 5.00% 5/15/2045	3,325	3,354
U.S. Treasury 2.50% 2/15/2046	3,365	2,321
U.S. Treasury 4.625% 2/15/2046	6,986	6,707
U.S. Treasury 5.00% 5/15/2046	207,042	208,595
U.S. Treasury 3.00% 5/15/2047	8,383	6,224
U.S. Treasury 3.00% 2/15/2048	301	222
U.S. Treasury 2.25% 2/15/2052	72,025	43,378
U.S. Treasury 4.00% 11/15/2052	5,700	4,877
U.S. Treasury 3.625% 2/15/2053 (h)	145,025	116,031
U.S. Treasury 3.625% 5/15/2053	18,989	15,178
U.S. Treasury 4.25% 2/15/2054	23,191	20,694
U.S. Treasury 4.25% 8/15/2054	37,315	33,318
U.S. Treasury 4.625% 2/15/2055	6,175	5,869
U.S. Treasury 4.625% 11/15/2055	37,200	35,393
U.S. Treasury 4.75% 2/15/2056	163,827	159,142

		3,304,506

U.S. Treasury inflation-protected securities 0.16%
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (i)	32,188	31,680
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (i)	12,940	12,158

		43,838

Total U.S. Treasury bonds & notes		3,348,344

Corporate bonds and notes 9.19%
Financials 2.35%
AerCap Ireland Capital DAC 2.45% 10/29/2026	4,890	4,860
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (f)	2,295	2,248
Ally Financial, Inc. 8.00% 11/1/2031	2,688	2,984
American Express Co. 4.444% 5/3/2030 (USD-SOFR + 0.811% on 5/3/2029) (j)	900	895
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	2,407	2,569

American Funds Insurance Series 114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (j)	USD411	$405
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	2,885	2,945
American International Group, Inc. 5.125% 3/27/2033	1,882	1,896
Aon North America, Inc. 5.45% 3/1/2034	230	235
Apollo Debt Solutions BDC 6.90% 4/13/2029	133	137
Apollo Debt Solutions BDC 5.875% 8/30/2030	111	110
Apollo Debt Solutions BDC 5.70% 1/23/2031 (f)	2,987	2,925
Apollo Debt Solutions BDC 6.70% 7/29/2031	1,000	1,020
Apollo Debt Solutions BDC 6.55% 3/15/2032 (f)	5,376	5,423
Apollo Debt Solutions BDC 6.55% 3/15/2032	534	539
Arch Capital Group, Ltd. 5.25% 6/15/2036	2,433	2,430
Arch Capital Group, Ltd. 5.95% 6/15/2056	133	134
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (f)	830	840
Ares Capital Corp. 5.55% 1/15/2030	8,554	8,508
Aretec Group, Inc. 7.50% 4/1/2029 (f)	1,250	1,246
Asurion, LLC 8.00% 12/31/2032 (f)	2,075	2,092
Asurion, LLC 8.375% 2/1/2034 (f)	940	871
Athene Holding, Ltd. 6.625% 5/19/2055	290	282
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	5,000	4,993
Banco Nacional de Comercio Exterior, Sociedad Nacional de Credito, 6.00% 5/14/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.956% on 5/14/2031) (f)(j)	430	427
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (f)(j)	12,850	12,672
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	2,176	2,070
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	485	462
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	4,863	4,977
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (j)	90	89
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	1,243	1,173
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	4,206	3,752
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (j)	896	795
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (j)	6,500	6,387
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	5,025	4,558
Bank of America Corp. 4.695% 4/23/2032 (USD-SOFR + 1.04% on 4/23/2031) (j)	2,418	2,398
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	621	549
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	1,800	1,603
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (j)	947	855
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	4,064	4,119
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (j)	9,000	8,867
Bank of Ireland Group PLC 4.997% 11/12/2032 (USD-SOFR Index + 1.16% on 11/12/2031) (f)(j)	5,375	5,373
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (j)	2,000	1,998
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (f)(j)	2,220	2,294
Blackstone Private Credit Fund 4.00% 1/15/2029	257	246
Blackstone Private Credit Fund 5.95% 7/16/2029	8,721	8,727
Blackstone Private Credit Fund 5.25% 4/1/2030	259	252
Blackstone Private Credit Fund 6.25% 1/25/2031	839	840
Blackstone Private Credit Fund 5.35% 3/12/2031	2,288	2,201
Blackstone Private Credit Fund 5.95% 5/15/2031	837	824
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (f)	2,998	2,985
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (f)(j)	2,535	2,396
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (f)(j)	8,155	8,041
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (f)(j)	9,079	8,897
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,251
Brown & Brown, Inc. 4.90% 6/23/2030	10,750	10,737
Brown & Brown, Inc. 5.25% 6/23/2032	358	359
Brown & Brown, Inc. 5.55% 6/23/2035	4,915	4,907
Brown & Brown, Inc. 6.25% 6/23/2055	1,888	1,906
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (f)(j)	1,734	1,720
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (j)	341	346

115 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
Chubb INA Holdings, LLC 5.00% 3/15/2034	USD4,623	$4,638
Chubb INA Holdings, LLC 4.90% 8/15/2035	600	592
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	343
Cipher Compute, LLC 7.125% 11/15/2030 (f)	695	723
Citibank, NA 4.554% 6/18/2029 (USD-SOFR + 0.595% on 6/18/2028) (j)	2,500	2,498
Citibank, NA 4.914% 5/29/2030	4,825	4,885
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (j)	1,150	1,149
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	6,497	6,514
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (j)	2,242	2,266
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (j)	4,257	4,228
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	48	47
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	2,506	2,222
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,164	1,199
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	1,551	1,563
CME Group, Inc. 3.75% 6/15/2028	3,069	3,040
Coinbase Global, Inc. 3.375% 10/1/2028 (f)	6,514	6,188
Coinbase Global, Inc. 3.625% 10/1/2031 (f)	8,066	7,032
Corebridge Financial, Inc. 3.65% 4/5/2027	914	908
Corebridge Financial, Inc. 3.85% 4/5/2029	556	544
Corebridge Financial, Inc. 3.90% 4/5/2032	315	296
Corebridge Financial, Inc. 4.35% 4/5/2042	182	154
Corebridge Financial, Inc. 4.40% 4/5/2052	438	353
Corebridge Global Funding 4.80% 5/29/2029 (f)	660	659
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,959	5,900
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (j)	1,109	1,117
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	2,016	2,077
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (j)	300	283
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (j)	7,410	7,305
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (j)	9,407	9,386
FS KKR Capital Corp. 7.50% 8/1/2031	10,762	10,723
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (j)	1,970	1,955
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	13,157	13,046
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (j)	2,325	2,327
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	2,184	2,174
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	4,077	3,988
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	250	225
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (j)	10,339	10,335
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	4,994	4,851
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	3,929	3,838
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	1,792	1,355
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	9,000	8,710
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028	2,741	2,727
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	650	645
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	650	659
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	650	642
Guardian Life Global Funding 4.809% 6/1/2031 (f)	823	823
HPS Corporate Lending Fund 6.25% 9/30/2029	1,916	1,930
HPS Corporate Lending Fund 5.85% 6/5/2030	1,916	1,890
HPS Corporate Lending Fund 6.30% 8/19/2031 (f)	5,360	5,348
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (j)	8,825	8,733
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (j)	8,695	8,578
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	937	847
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	873	784
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	15,084	15,185
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (j)	809	835
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	480	473
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	537	575
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,020	2,064

American Funds Insurance Series 116

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (f)(j)	USD11,122	$12,859
ION Platform Finance US, Inc. 4.625% 5/1/2028 (f)	125	114
ION Platform Finance US, Inc. 8.75% 5/1/2029 (f)	474	423
ION Platform Finance US, Inc. 9.50% 5/30/2029 (f)	560	512
ION Platform Finance US, Inc. 9.00% 8/1/2029 (f)	230	205
ION Platform Finance US, Inc. 7.875% 9/30/2032 (f)	835	606
Jane Street Group, LLC 6.75% 5/1/2033 (f)	4,700	4,836
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	1,066	1,069
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (j)	1,550	1,547
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	3,351	3,361
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	3,630	3,630
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028) (j)	794	757
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	4,250	4,380
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	927	947
JPMorgan Chase & Co. 4.408% 4/23/2030 (USD-SOFR + 0.82% on 4/23/2029) (j)	750	744
JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029) (j)	707	664
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	4,261	4,243
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	4,045	3,561
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	525	473
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (j)	1,187	1,174
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	1,081	1,093
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	2,931	3,014
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	840	817
JPMorgan Chase & Co. 5.148% 4/23/2037 (USD-SOFR + 1.26% on 4/23/2036) (j)	9,814	9,747
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	1,222	1,217
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029	1,705	1,699
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	7,000	7,015
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,250	2,229
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049	719	640
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	920	581
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,792	1,695
Mastercard, Inc. 4.35% 1/15/2032	551	543
Mastercard, Inc. 4.85% 3/9/2033	258	260
Metropolitan Life Global Funding I 5.15% 3/28/2033 (f)	1,600	1,619
Mizuho Financial Group, Inc. 4.782% 7/13/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.68% on 7/13/2029) (j)	10,708	10,693
Mizuho Financial Group, Inc. 4.965% 7/13/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/13/2031) (j)	13,443	13,408
Morgan Stanley 3.125% 7/27/2026	325	325
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	2,525	2,545
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	1,547	1,568
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	3,775	3,724
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	5,750	5,676
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	1,541	1,555
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	8,175	8,069
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (j)	5,278	5,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	4,246	4,276
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	1,465	1,457
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	675	683
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	5,192	5,078
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	3,952	3,439
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (j)	3,433	3,391
Morgan Stanley 4.809% 4/16/2032 (USD-SOFR + 1.18% on 4/16/2031) (j)	9,456	9,384
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	6,735	6,525
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	11,813	11,557
Morgan Stanley 5.296% 4/10/2037 (USD-SOFR + 1.41% on 4/16/2036) (j)	600	597
Morgan Stanley Bank, NA 4.788% 5/10/2030 (USD-SOFR Index + 0.974% on 5/10/2029) (j)	311	311
Navient Corp. 7.875% 6/15/2032	20	19

117 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
New York Life Global Funding 2.35% 7/14/2026 (f)	USD529	$529
New York Life Global Funding 4.55% 1/28/2033 (f)	1,132	1,111
Northwestern Mutual Global Funding 1.75% 1/11/2027 (f)	2,240	2,211
Osaic Holdings, Inc. 8.00% 8/1/2033 (f)	3,750	3,767
PayPal Holdings, Inc. 2.65% 10/1/2026	593	591
PayPal Holdings, Inc. 2.30% 6/1/2030	552	505
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (j)	442	446
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (j)	855	848
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (j)	596	611
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	385
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	360
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	546
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,165
Progressive Corp. 4.60% 3/26/2031	845	843
Progressive Corp. 5.15% 3/26/2036	5,557	5,557
Prudential Financial, Inc. 4.35% 2/25/2050	1,976	1,601
Prudential Financial, Inc. 3.70% 3/13/2051	677	491
Royal Bank of Canada, 4.612% 5/3/2032 (USD-SOFR + 1.01% on 5/3/2031) (j)	898	888
Starwood Property Trust, Inc. 4.375% 1/15/2027 (f)	3,580	3,581
Starwood Property Trust, Inc. 5.25% 10/15/2028 (f)	4,650	4,632
Starwood Property Trust, Inc. 5.875% 8/15/2029 (f)	1,755	1,761
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (f)	6,611	6,589
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (f)	4,240	4,243
Sumitomo Mitsui Financial Group, Inc. 4.934% 7/7/2032 (USD-SOFR + 1.05% on 7/7/2031) (j)	3,119	3,109
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (f)(j)	1,000	998
Travelers Cos., Inc. 4.00% 5/30/2047	771	616
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	1,677	1,767
U.S. Bancorp 2.375% 7/22/2026	3,584	3,580
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	3,808	3,878
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (f)(j)	800	791
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (f)(j)	3,204	3,250
UniCredit SpA 4.625% 4/12/2027 (f)	625	626
Visa, Inc. 4.10% 2/12/2031	9,000	8,910
Voyager Parent, LLC 9.25% 7/1/2032 (f)	5,628	5,955
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	6,295	6,352
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	358	351
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (j)	6,474	6,698
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	3,975	3,923
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	4,616	4,346
Wells Fargo & Co. 4.844% 5/20/2032 (USD-SOFR + 0.97% on 5/20/2031) (j)	14,260	14,215
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	3,360	3,628
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	810	791
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	2,980	2,685
Westpac Banking Corp. 2.963% 11/16/2040	1,344	998

		666,326

Consumer discretionary 1.18%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	452
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	748
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	181
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (f)	1,925	1,979
Amazon.com, Inc. 4.10% 11/20/2030	8,200	8,062
Amazon.com, Inc. 4.55% 3/13/2033	5,654	5,564
Amazon.com, Inc. 4.35% 3/20/2033	6,500	6,329
Amazon.com, Inc. 4.65% 11/20/2035	10,460	10,176

American Funds Insurance Series 118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer discretionary (continued)
Amazon.com, Inc. 4.875% 3/13/2036	USD3,270	$3,220
Amazon.com, Inc. 5.45% 11/20/2055	9,382	8,877
Brightstar Lottery PLC 5.75% 1/15/2033 (f)	3,785	3,713
Caesars Entertainment, Inc. 6.50% 2/15/2032 (f)	1,610	1,572
Caesars Entertainment, Inc. 6.00% 10/15/2032 (f)	3,100	2,812
Carnival Corp., Ltd. 4.00% 8/1/2028 (f)	2,375	2,332
Carnival Corp., Ltd. 5.125% 5/1/2029 (f)	1,500	1,498
Carnival Corp., Ltd. 5.75% 8/1/2032 (f)	1,570	1,587
Carnival Corp., Ltd. 6.125% 2/15/2033 (f)	1,270	1,286
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (f)	6,570	6,604
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (f)	604	609
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (f)	1,350	1,279
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (f)	3,281	3,314
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (f)	8,140	8,244
Flutter Treasury DAC 5.875% 6/4/2031 (f)	3,562	3,551
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	3,385	3,415
Ford Motor Credit Co., LLC 4.97% 4/6/2029	715	708
Ford Motor Credit Co., LLC 5.875% 11/7/2029	6,830	6,914
Ford Motor Credit Co., LLC 5.73% 9/5/2030	6,275	6,312
Ford Motor Credit Co., LLC 5.42% 4/9/2031	2,207	2,189
Ford Motor Credit Co., LLC 6.532% 3/19/2032	4,600	4,756
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	7,130	7,180
Ford Motor Credit Co., LLC 6.50% 2/7/2035	4,370	4,477
Ford Motor Credit Co., LLC 5.869% 10/31/2035	16,021	15,695
Ford Motor Credit Co., LLC 6.467% 5/22/2036	9,250	9,402
Gaia Purchaser, Inc. 7.625% 7/15/2033 (f)	5,000	5,060
General Motors Financial Co., Inc. 5.35% 1/7/2030	10,202	10,367
General Motors Financial Co., Inc. 5.90% 1/7/2035	5,417	5,571
General Motors Financial Co., Inc. 5.45% 1/8/2036	11,250	11,213
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	2,205	2,226
Great Canadian Gaming Corp. 8.75% 11/15/2029 (f)	5,090	5,096
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (f)	1,885	1,782
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (f)	7,150	7,172
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,828
Home Depot, Inc. 3.90% 12/6/2028	825	818
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,128
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,629
Home Depot, Inc. 4.50% 12/6/2048	428	365
Home Depot, Inc. 5.30% 6/25/2054	3,000	2,842
Hyatt Hotels Corp. 5.05% 3/30/2028	3,726	3,750
Hyatt Hotels Corp. 5.75% 3/30/2032	3,520	3,631
Hyundai Capital America 4.875% 6/23/2027 (f)	1,334	1,339
Hyundai Capital America 5.275% 6/24/2027 (f)	6,273	6,315
Hyundai Capital America 2.375% 10/15/2027 (f)	2,311	2,247
Hyundai Capital America 4.60% 4/6/2028 (f)	4,830	4,823
Hyundai Capital America 4.90% 6/23/2028 (f)	4,992	5,006
Hyundai Capital America 2.10% 9/15/2028 (f)	2,756	2,602
Hyundai Capital America 4.25% 1/8/2029 (f)	2,780	2,743
Hyundai Capital America 4.75% 6/18/2029 (f)	1,715	1,709
Hyundai Capital America 5.30% 1/8/2030 (f)	10,081	10,213
Hyundai Capital America 5.10% 6/24/2030 (f)	4,980	5,011
Hyundai Capital America 5.40% 1/8/2031 (f)	991	1,008
Hyundai Capital America 5.00% 6/18/2031 (f)	1,262	1,260
International Game Technology PLC 5.25% 1/15/2029 (f)	2,445	2,438
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (f)	440	429
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (f)	1,025	1,069
Marriott International, Inc. 4.90% 4/15/2029	1,082	1,091
Marriott International, Inc. 4.50% 5/1/2033	1,700	1,646

119 American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer discretionary (continued)
Marriott International, Inc. 2.75% 10/15/2033	USD2,240	$1,947
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (f)	528	510
McDonald’s Corp. 4.60% 9/9/2032	642	642
Mobility Global, Inc. 6.05% 6/15/2036 (f)	475	481
Newell Brands, Inc. 8.50% 6/1/2028 (f)	715	747
Newell Brands, Inc. 6.625% 9/15/2029	1,850	1,882
Newell Brands, Inc. 6.375% 5/15/2030	535	543
Newell Brands, Inc. 6.625% 5/15/2032	385	390
Newell Brands, Inc. 7.375% 4/1/2036	1,025	1,041
Newell Brands, Inc. 7.50% 4/1/2046	475	444
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (f)	320	317
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (f)	1,940	2,001
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (f)	1,600	1,659
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (f)	1,220	1,293
Party City Holdings, Inc. 0% 8/27/2030 (c)	1,355	27
RHP Hotel Properties, LP 5.75% 3/15/2034 (f)	2,080	2,062
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (f)	1,030	1,045
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	979	953
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	12,767	12,679
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	11,542	11,184
Sally Holdings, LLC 6.75% 4/1/2032	920	941
Sands China, Ltd. 2.30% 3/8/2027	1,859	1,830
Scientific Games Holdings, LP 6.625% 3/1/2030 (f)	1,795	1,536
Six Flags Entertainment Corp. 8.625% 1/15/2032 (f)	2,045	2,107
Starbucks Corp. 5.00% 2/15/2034	332	333
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,240	2,214
Toyota Motor Credit Corp. 4.05% 3/13/2029	5,754	5,689
Toyota Motor Credit Corp. 4.60% 3/11/2033	4,173	4,094
Travel + Leisure Co. 4.50% 12/1/2029 (f)	2,100	2,033
Travel + Leisure Co. 6.25% 6/1/2031 (f)	3,775	3,801
Universal Entertainment Corp. 9.875% 8/1/2029 (f)	1,475	1,427
Whirlpool Corp. 7.50% 7/1/2031 (f)	400	406
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (f)	1,915	1,891

		336,310

Communication services 0.96%
Alphabet, Inc. 4.10% 2/15/2031	2,319	2,279
Alphabet, Inc. 4.375% 11/15/2032	177	174
Alphabet, Inc. 4.40% 2/15/2033	1,548	1,515
Alphabet, Inc. 4.70% 11/15/2035	4,275	4,190
Alphabet, Inc. 4.80% 2/15/2036	2,109	2,074
Altice France 6.50% 4/15/2032 (f)	3,404	3,293
AT&T, Inc. 4.75% 4/30/2033	11,075	10,841
AT&T, Inc. 5.40% 2/15/2034	1,369	1,388
AT&T, Inc. 3.50% 9/15/2053	5,140	3,339
Beignet Investor, LLC 6.581% 5/30/2049 (f)	2,225	2,271
CCO Holdings, LLC 5.125% 5/1/2027 (f)	985	983
CCO Holdings, LLC 4.75% 3/1/2030 (f)	1,350	1,281
CCO Holdings, LLC 4.50% 6/1/2033 (f)	2,085	1,811
CCO Holdings, LLC 4.25% 1/15/2034 (f)	3,260	2,763
Charter Communications Operating, LLC 4.40% 4/1/2033	1,000	921
Charter Communications Operating, LLC 3.50% 3/1/2042	6,200	4,288
Charter Communications Operating, LLC 4.80% 3/1/2050	6,740	5,032
Charter Communications Operating, LLC 3.70% 4/1/2051	5,493	3,411
Charter Communications Operating, LLC 3.90% 6/1/2052	14,963	9,547
Charter Communications Operating, LLC 5.25% 4/1/2053	6,027	4,703
Charter Communications Operating, LLC 6.70% 12/1/2055	775	739
Connect Finco SARL 9.00% 9/15/2029 (f)	8,125	8,560

American Funds Insurance Series 120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Connect Holding II, LLC 10.50% 4/3/2031 (f)	USD1,060	$1,063
DIRECTV Financing, LLC 5.875% 8/15/2027 (f)	357	357
DIRECTV Financing, LLC 8.875% 2/1/2030 (f)	2,825	2,879
DIRECTV Financing, LLC 10.00% 2/15/2031 (f)	4,050	4,205
Discovery Global Holdings, Inc. 3.755% 3/15/2027	288	287
Discovery Global Holdings, Inc. 4.279% 3/15/2032	6,050	5,433
Discovery Global Holdings, Inc. 5.05% 3/15/2042	6,190	4,542
Discovery Global Holdings, Inc. 5.141% 3/15/2052	664	447
DISH Network Corp. 11.75% 11/15/2027 (f)	10,154	10,441
EchoStar Corp. 10.75% 11/30/2029	6,925	7,487
EchoStar Corp. 6.75% Cash 11/30/2030 (g)	3,759	3,826
Embarq, LLC 7.995% 6/1/2036	8,084	2,344
Gray Media, Inc. 10.50% 7/15/2029 (f)	6,574	6,943
Gray Media, Inc. 4.75% 10/15/2030 (f)	1,656	1,191
Gray Media, Inc. 5.375% 11/15/2031 (f)	4,790	3,217
Gray Media, Inc. 9.625% 7/15/2032 (f)	495	478
Ligado Networks, LLC 17.50% PIK 11/1/2023 (f)(g)(k)	7,723	3,439
Lindblad Expeditions, LLC 7.00% 9/15/2030 (f)	815	843
Meta Platforms, Inc. 4.60% 11/15/2032	9,741	9,581
Meta Platforms, Inc. 4.875% 11/15/2035	10,997	10,706
Meta Platforms, Inc. 5.25% 5/15/2036	512	509
Meta Platforms, Inc. 5.50% 11/15/2045	3,092	2,871
Meta Platforms, Inc. 5.40% 8/15/2054	7,084	6,255
Meta Platforms, Inc. 5.625% 11/15/2055	4,890	4,434
Meta Platforms, Inc. 6.30% 5/15/2056	156	155
Meta Platforms, Inc. 5.75% 11/15/2065	3,180	2,859
Nexstar Media, Inc. 6.50% 9/15/2033 (f)	3,260	3,262
Nexstar Media, Inc. 7.25% 4/15/2034 (f)	4,083	4,077
Orange 4.75% 1/13/2033 (f)	5,923	5,812
Orange 5.00% 1/13/2036 (f)	798	780
Orange 5.75% 1/13/2056 (f)	325	325
SBA Tower Trust 1.631% 11/15/2026 (f)	7,802	7,722
Sirius XM Radio, LLC 4.00% 7/15/2028 (f)	6,650	6,479
Sirius XM Radio, LLC 4.125% 7/1/2030 (f)	10,357	9,755
Sirius XM Radio, LLC 5.875% 4/15/2032 (f)	825	816
Space Exploration Technologies Corp. 5.35% 7/15/2031 (f)	5,147	5,135
Space Exploration Technologies Corp. 5.65% 7/15/2033 (f)	7,234	7,193
Space Exploration Technologies Corp. 5.875% 7/15/2036 (f)	5,250	5,183
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,185	2,084
T-Mobile USA, Inc. 2.05% 2/15/2028	34	33
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,930
T-Mobile USA, Inc. 4.80% 7/15/2028	416	418
T-Mobile USA, Inc. 5.30% 5/15/2035	3,347	3,364
T-Mobile USA, Inc. 4.95% 11/15/2035	833	815
Univision Communications, Inc. 4.50% 5/1/2029 (f)	4,659	4,452
Univision Communications, Inc. 7.375% 6/30/2030 (f)	16	16
Verizon Communications, Inc. 2.55% 3/21/2031	410	372
Verizon Communications, Inc. 2.355% 3/15/2032	4,078	3,565
Verizon Communications, Inc. 4.75% 1/15/2033	3,196	3,147
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	1,961
Verizon Communications, Inc. 5.25% 4/2/2035	5,810	5,810
Verizon Communications, Inc. 5.00% 1/15/2036	6,873	6,706
Verizon Communications, Inc. 5.401% 7/2/2037	181	181
Verizon Communications, Inc. 2.85% 9/3/2041	238	169
Verizon Communications, Inc. 5.75% 11/30/2045	1,493	1,452
Verizon Communications, Inc. 5.875% 11/30/2055	2,781	2,700

121  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 2.987% 10/30/2056	USD1,537	$906
Verizon Communications, Inc. 6.00% 11/30/2065	1,681	1,631
Versant Media Group, Inc. 7.25% 1/30/2031 (f)	1,445	1,496

		271,942

Health care 0.92%
1261229 B.C., Ltd. 10.00% 4/15/2032 (f)	5,606	5,682
Abbott Laboratories 4.30% 3/15/2033	6,750	6,549
Abbott Laboratories 4.65% 3/15/2036	10,226	9,933
AbbVie, Inc. 4.125% 3/15/2031	1,537	1,505
AbbVie, Inc. 4.95% 3/15/2031	10,500	10,652
AbbVie, Inc. 4.40% 3/15/2033	3,068	3,003
AbbVie, Inc. 5.20% 3/15/2035	3,056	3,107
AbbVie, Inc. 4.75% 3/15/2036	966	945
AbbVie, Inc. 5.40% 3/15/2054	4,085	3,928
AbbVie, Inc. 5.60% 3/15/2055	2,261	2,243
AbbVie, Inc. 5.55% 3/15/2056	707	696
Accendra Health, Inc. 9.00% 6/15/2032 (f)	6,307	5,876
Accendra Health, Inc. 9.75% 6/15/2033 (f)	2,473	1,691
Accendra Health, Inc. 9.75% 6/15/2033 (f)	1,990	1,360
Amgen, Inc. 4.20% 2/19/2031	4,389	4,305
Amgen, Inc. 5.25% 3/2/2033	9,300	9,467
Amgen, Inc. 4.85% 2/19/2036	5,467	5,358
Amgen, Inc. 5.60% 3/2/2043	1,500	1,492
Amgen, Inc. 5.50% 2/19/2046	6,029	5,851
Amgen, Inc. 5.65% 3/2/2053	253	246
Amgen, Inc. 5.65% 2/19/2056	5,222	5,102
Amgen, Inc. 4.40% 2/22/2062	1,521	1,194
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,677	1,599
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,658	1,681
AstraZeneca Finance, LLC 2.25% 5/28/2031	665	597
AstraZeneca Finance, LLC 5.00% 2/26/2034	3,181	3,214
Bausch Health Americas, Inc. 8.50% 1/31/2027 (f)	5,525	5,519
Bausch Health Cos., Inc. 4.875% 6/1/2028 (f)	4,311	3,990
Bausch Health Cos., Inc. 11.00% 9/30/2028 (f)	620	632
Bausch Health Cos., Inc. 5.25% 2/15/2031 (f)	3,000	1,774
Baxter International, Inc. 1.915% 2/1/2027	2,061	2,027
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,995
Baxter International, Inc. 4.45% 2/15/2029	259	256
Baxter International, Inc. 4.90% 12/15/2030	941	934
Baxter International, Inc. 5.65% 12/15/2035	682	677
Bayer US Finance, LLC 6.125% 11/21/2026 (f)	5,419	5,447
Bayer US Finance, LLC 6.25% 1/21/2029 (f)	3,092	3,193
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (f)	1,015	998
Bristol-Myers Squibb Co. 5.10% 2/22/2031	187	191
Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,075	4,157
Centene Corp. 2.45% 7/15/2028	3,025	2,876
Centene Corp. 4.625% 12/15/2029	2,350	2,281
Cigna Group (The) 5.25% 1/15/2036	7,000	7,020
CVS Health Corp. 5.00% 1/30/2029	3,831	3,866
CVS Health Corp. 5.40% 6/1/2029	4,144	4,235
CVS Health Corp. 5.55% 6/1/2031	3,039	3,131
CVS Health Corp. 5.70% 6/1/2034	4,053	4,185
CVS Health Corp. 6.20% 9/15/2055	380	389
DaVita, Inc. 6.875% 9/1/2032 (f)	10	10
Elevance Health, Inc. 5.20% 2/15/2035	610	611
Elevance Health, Inc. 5.125% 2/15/2053	308	276
Elevance Health, Inc. 5.70% 9/15/2055	7,000	6,824

American Funds Insurance Series  122

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Eli Lilly and Co. 5.10% 2/12/2035	USD8,075	$8,205
Encompass Health Corp. 5.875% 6/1/2034 (f)	535	534
Endo Finance Holdings, LP 8.50% 4/15/2031 (f)	2,200	2,314
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,522	1,530
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,719
Gilead Sciences, Inc. 5.10% 6/15/2035	500	504
Humana, Inc. 5.375% 4/15/2031	2,862	2,902
Humana, Inc. 5.55% 5/1/2035	6,289	6,301
Humana, Inc. 5.75% 4/15/2054	1,359	1,276
Humana, Inc. 6.00% 5/1/2055	370	359
Medline Borrower, LP 5.00% 6/15/2031 (f)	442	440
Medline Borrower, LP 5.25% 6/15/2033 (f)	325	323
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	1,983	1,979
Novant Health, Inc. 3.168% 11/1/2051	3,360	2,222
Novartis Capital Corp. 2.00% 2/14/2027	570	563
Novartis Capital Corp. 4.90% 3/18/2036	1,279	1,272
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	55
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,000	943
Pfizer, Inc. 4.50% 11/15/2032	8,750	8,634
Radiology Partners, Inc. 8.50% 7/15/2032 (f)	4,445	4,644
Roche Holdings, Inc. 4.203% 9/9/2029 (f)	3,450	3,428
Roche Holdings, Inc. 4.592% 9/9/2034 (f)	2,244	2,202
Summa Health 3.511% 11/15/2051	1,483	1,086
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	8,987	8,971
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	656	663
Tenet Healthcare Corp. 4.625% 6/15/2028	645	640
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,921
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,360	5,336
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,000	2,256
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	297	292
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	112	110
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	1,368	1,352
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,271	3,302
UnitedHealth Group, Inc. 5.30% 6/15/2035	5,051	5,146
UnitedHealth Group, Inc. 5.625% 7/15/2054	5,400	5,284
UnitedHealth Group, Inc. 5.95% 6/15/2055	4,549	4,691

		260,183

Energy 0.77%
Antero Midstream Partners, LP 5.375% 6/15/2029 (f)	2,390	2,384
Antero Midstream Partners, LP 6.625% 2/1/2032 (f)	175	179
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (f)	1,270	1,270
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (f)	510	517
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (f)	430	435
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (f)	3,850	3,780
Borr IHC, Ltd. 8.75% 1/15/2032 (f)	1,007	984
Bristow Group, Inc. 6.75% 2/1/2033 (f)	1,895	1,902
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,397	1,241
Caturus Energy, LLC 8.50% 2/15/2030 (f)	735	766
Caturus Energy, LLC 7.125% 5/15/2031 (f)	2,965	2,937
Cheniere Energy Partners, LP 5.35% 11/30/2036 (f)	1,455	1,448
Cheniere Energy Partners, LP 6.05% 11/30/2056 (f)	1,124	1,136
Chord Energy Corp. 6.75% 3/15/2033 (f)	1,325	1,345
CNX Midstream Partners, LP 4.75% 4/15/2030 (f)	1,055	1,006
CNX Resources Corp. 5.875% 3/1/2034 (f)	870	847
Constellation Oil Services Holding SA 9.375% 11/7/2029 (f)	2,320	2,444
Crescent Energy Finance, LLC 7.625% 4/1/2032 (f)	1,510	1,523

123  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 7.375% 1/15/2033 (f)	USD1,210	$1,203
Devon Energy Corp. 5.20% 9/15/2034	1,933	1,936
Diamondback Energy, Inc. 5.75% 4/18/2054	2,481	2,414
Enbridge, Inc. 3.70% 7/15/2027	56	56
Enterprise Products Operating, LLC 5.20% 1/15/2036	987	990
Enterprise Products Operating, LLC 4.90% 5/15/2046	448	404
EOG Resources, Inc. 4.40% 7/15/2028	410	409
EOG Resources, Inc. 5.65% 12/1/2054	3,079	3,015
EQT Corp. 7.50% 6/1/2030	642	693
EQT Corp. 4.75% 1/15/2031	1,635	1,620
Equinor ASA 4.25% 11/23/2041	1,792	1,573
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (f)	970	968
Expand Energy Corp. 5.375% 3/15/2030	1,645	1,651
Expand Energy Corp. 4.75% 2/1/2032	810	790
Exxon Mobil Corp. 2.44% 8/16/2029	213	201
Exxon Mobil Corp. 3.452% 4/15/2051	555	396
Genesis Energy, LP 8.25% 1/15/2029	670	692
Genesis Energy, LP 8.875% 4/15/2030	884	925
Genesis Energy, LP 7.875% 5/15/2032	1,120	1,156
Genesis Energy, LP 6.75% 3/15/2034	3,665	3,639
Global Partners, LP 7.125% 7/1/2033 (f)	1,550	1,569
Green Palm Bidco SARL 5.957% 6/30/2041 (f)	3,461	3,500
Hess Midstream Operations, LP 5.875% 3/1/2028 (f)	750	756
Hess Midstream Operations, LP 5.125% 6/15/2028 (f)	1,655	1,653
Hess Midstream Operations, LP 5.50% 10/15/2030 (f)	400	399
Infinity Natural Resources, LLC 7.625% 4/1/2031 (f)	2,190	2,177
Kodiak Gas Services, LLC 5.875% 4/1/2031 (f)	555	557
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (f)	2,310	2,260
Matador Resources Co. 6.50% 4/15/2032 (f)	1,325	1,333
Matador Resources Co. 6.00% 4/15/2034 (f)	945	922
MPLX, LP 4.125% 3/1/2027	448	447
MPLX, LP 5.40% 9/15/2035	1,329	1,326
Nabors Industries, Inc. 9.125% 1/31/2030 (f)	1,745	1,825
New Fortress Energy, Inc. 6.50% 9/30/2026 (f)(k)	1,375	236
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (f)(g)	7,616	6,924
NFE Financing, LLC 12.00% 11/15/2029 (f)(k)	20,422	7,230
Noble Finance II, LLC 6.25% 6/15/2034 (f)	1,590	1,559
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (f)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (f)	725	721
Occidental Petroleum Corp. 6.60% 3/15/2046	4,568	4,878
Occidental Petroleum Corp. 6.05% 10/1/2054	6,482	6,587
Oceaneering International, Inc. 6.875% 7/15/2034 (f)	3,100	3,151
Par Petroleum, LLC 7.375% 6/1/2034 (f)	2,825	2,860
Parex Resources, Inc. 8.50% 5/11/2031 (f)	1,030	1,047
Permian Resources Operating, LLC 9.875% 7/15/2031 (f)	586	616
Permian Resources Operating, LLC 7.00% 1/15/2032 (f)	1,020	1,056
Permian Resources Operating, LLC 6.25% 2/1/2033 (f)	800	817
Petrobras Global Finance BV 5.125% 9/10/2030	7,100	6,984
Petroleos Mexicanos 6.84% 1/23/2030	4,225	4,342
Petroleos Mexicanos 5.95% 1/28/2031	1,925	1,904
Petroleos Mexicanos 6.50% 6/2/2041	41	37
Petroleos Mexicanos 6.375% 1/23/2045	16	14
Petroleos Mexicanos 6.75% 9/21/2047	139	119
Petroleos Mexicanos 6.35% 2/12/2048	23	19
Petroleos Mexicanos 7.69% 1/23/2050	2,548	2,378
Petroleos Mexicanos 6.95% 1/28/2060	163	137
Plains All American Pipeline, LP 3.80% 9/15/2030	101	97
Saudi Arabian Oil Co. 4.375% 2/2/2031 (f)	11,000	10,761
Schlumberger Investment SA 4.55% 5/7/2031	2,242	2,230
Schlumberger Investment SA 4.80% 5/7/2033	3,217	3,200

American Funds Insurance Series  124

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Schlumberger Investment SA 5.15% 5/7/2036	USD4,446	$4,428
Seadrill Finance, Ltd. 8.375% 8/1/2030 (f)	625	656
Seadrill Finance, Ltd. 6.75% 7/15/2034 (f)	2,070	2,000
SM Energy Co. 8.375% 7/1/2028 (f)	2,780	2,846
SM Energy Co. 8.625% 11/1/2030 (f)	525	552
SM Energy Co. 8.75% 7/1/2031 (f)	735	768
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (f)	2,850	2,883
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	1,668	1,674
Sunoco, LP 5.875% 7/15/2027 (f)	1,550	1,550
Sunoco, LP 7.00% 9/15/2028 (f)	1,475	1,505
Sunoco, LP 4.50% 5/15/2029	925	905
Sunoco, LP 4.50% 4/30/2030	1,105	1,074
Sunoco, LP 4.625% 5/1/2030 (f)	510	493
Sunoco, LP 5.625% 3/15/2031 (f)	550	546
Sunoco, LP 5.375% 7/15/2031 (f)	1,355	1,337
Sunoco, LP 6.25% 7/1/2033 (f)	530	535
Sunoco, LP 5.875% 3/15/2034 (f)	580	572
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (f)(j)	1,470	1,530
Talos Production, Inc. 9.00% 2/1/2029 (f)	500	521
Talos Production, Inc. 9.375% 2/1/2031 (f)	85	89
TGS ASA 8.50% 1/15/2030 (f)	1,235	1,299
TotalEnergies Capital SA 5.275% 9/10/2054	3,750	3,535
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	11,989	11,790
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	977	971
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	536	524
Transocean International, Ltd. 8.50% 5/15/2031 (f)	2,000	2,078
Transocean International, Ltd. 7.875% 10/15/2032 (f)	1,125	1,175
Valero Energy Corp. 4.00% 4/1/2029	3,584	3,530
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (f)	4,445	4,496
Venture Global LNG, Inc. 8.375% 6/1/2031 (f)	5,205	5,420
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (f)(j)	2,000	1,954
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (f)	925	947
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (f)	5,730	5,973
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (f)	2,035	2,159
Weatherford International, Ltd. 8.625% 4/30/2030 (f)	3,298	3,352
Weatherford International, Ltd. 6.75% 10/15/2033 (f)	3,030	3,093

		218,572

Industrials 0.74%
ADT Security Corp. 5.875% 10/15/2033 (f)	2,310	2,271
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (f)	2,400	2,351
Albion Financing 1 SARL 7.00% 5/21/2030 (f)	3,525	3,652
Axon Enterprise, Inc. 6.125% 3/15/2030 (f)	5,175	5,291
Axon Enterprise, Inc. 6.25% 3/15/2033 (f)	5,835	5,984
BAE Systems PLC 5.125% 3/26/2029 (f)	3,403	3,450
BAE Systems PLC 5.25% 3/26/2031 (f)	2,663	2,718
BAE Systems PLC 5.30% 3/26/2034 (f)	2,772	2,823
BAE Systems PLC 5.50% 3/26/2054 (f)	599	593
Boeing Co. (The) 3.25% 2/1/2028	2,000	1,958
Boeing Co. (The) 5.15% 5/1/2030	945	957
Boeing Co. (The) 3.625% 2/1/2031	178	169
Boeing Co. (The) 6.388% 5/1/2031	227	241
Boeing Co. (The) 3.60% 5/1/2034	2,500	2,251
Boeing Co. (The) 6.528% 5/1/2034	7,380	8,031
Boeing Co. (The) 5.805% 5/1/2050	2,507	2,478
Boeing Co. (The) 6.858% 5/1/2054	2,093	2,354

125  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Boeing Co. (The) 7.008% 5/1/2064	USD1,149	$1,308
Brink’s Co. (The) 4.625% 10/15/2027 (f)	2,385	2,373
CACI International, Inc. 6.375% 6/15/2033 (f)	1,550	1,573
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,371
Canadian Pacific Railway Co. 4.00% 3/15/2029	1,090	1,074
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,705	2,736
Canadian Pacific Railway Co. 3.00% 12/2/2041	209	155
Canadian Pacific Railway Co. 3.10% 12/2/2051	653	427
Carpenter Technology Corp. 5.625% 3/1/2034 (f)	1,795	1,796
Caterpillar Financial Services Corp. 4.50% 5/15/2031	962	958
Columbus McKinnon Corp. 7.125% 2/1/2033 (f)	1,685	1,690
CSX Corp. 4.25% 3/15/2029	1,062	1,054
CSX Corp. 4.10% 11/15/2032	5,808	5,624
CSX Corp. 5.05% 6/15/2035	6,111	6,126
Eaton Corp. 4.50% 3/6/2033	3,095	3,031
Eaton Corp. 4.80% 3/6/2036	5,031	4,938
EquipmentShare.com, Inc. 9.00% 5/15/2028 (f)	1,550	1,583
EquipmentShare.com, Inc. 7.125% 7/1/2034 (f)	2,000	1,968
ESAB Corp. 5.625% 4/1/2031 (f)	1,055	1,059
GE Vernova, Inc. 4.25% 2/4/2031	201	198
GE Vernova, Inc. 4.875% 2/4/2036	374	368
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (f)	3,970	3,993
Herc Holdings, Inc. 7.00% 6/15/2030 (f)	1,510	1,565
Herc Holdings, Inc. 7.25% 6/15/2033 (f)	505	527
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (f)	10,033	9,863
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (f)	8,498	8,345
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (f)	785	773
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,059	4,151
Lockheed Martin Corp. 5.70% 11/15/2054	1,657	1,667
Moog, Inc. 5.50% 10/15/2034 (f)	5,325	5,257
Norfolk Southern Corp. 4.45% 3/1/2033	1,515	1,486
Norfolk Southern Corp. 5.10% 5/1/2035	2,842	2,862
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,794
Norfolk Southern Corp. 4.55% 6/1/2053	380	318
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	3,907
Northrop Grumman Corp. 3.25% 1/15/2028	3,132	3,079
Otis Worldwide Corp. 2.293% 4/5/2027	1,913	1,885
Paychex, Inc. 5.60% 4/15/2035	427	432
Pitney Bowes, Inc. 7.25% 3/15/2029 (f)	2,600	2,638
RTX Corp. 5.15% 2/27/2033	2,669	2,719
RTX Corp. 5.375% 2/27/2053	3,950	3,785
Science Applications International Corp. 5.875% 11/1/2033 (f)	1,160	1,144
Siemens Funding BV 4.90% 5/28/2032 (f)	8,500	8,611
Siemens Funding BV 5.80% 5/28/2055 (f)	6,288	6,512
Sumisho Air Lease Corp. 4.40% 3/24/2028 (f)	3,840	3,821
Sumisho Air Lease Corp. 4.50% 3/24/2029 (f)	2,950	2,926
Sumisho Air Lease Corp. 4.85% 3/24/2031 (f)	3,465	3,430
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(f)	382	382
TransDigm, Inc. 6.625% 3/1/2032 (f)	1,485	1,525
TransDigm, Inc. 6.25% 1/31/2034 (f)	4,100	4,187
TransDigm, Inc. 6.75% 1/31/2034 (f)	2,625	2,694
TransDigm, Inc. 6.125% 7/31/2034 (f)	6,716	6,716
Union Pacific Corp. 2.40% 2/5/2030	2,163	2,012
Union Pacific Corp. 2.80% 2/14/2032	5,442	4,957
Union Pacific Corp. 5.10% 2/20/2035	2,865	2,907
Union Pacific Corp. 2.95% 3/10/2052	436	279
Union Pacific Corp. 3.50% 2/14/2053	42	30
Union Pacific Corp. 5.60% 12/1/2054	2,307	2,290
Union Pacific Corp. 3.839% 3/20/2060	546	394
Union Pacific Corp. 3.799% 4/6/2071	545	375

American Funds Insurance Series  126

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Waste Connections, Inc. 4.80% 7/15/2036	USD592	$576
WESCO Distribution, Inc. 5.25% 4/15/2031 (f)	1,190	1,181
WESCO Distribution, Inc. 5.50% 4/15/2034 (f)	1,875	1,859

		208,836

Information technology 0.58%
Accenture Capital, Inc. 4.25% 10/4/2031	4,734	4,621
Accenture Capital, Inc. 4.50% 10/4/2034	4,453	4,272
Amphenol Corp. 4.40% 2/15/2033	743	723
Amphenol Corp. 4.625% 2/15/2036	7,296	7,047
Amphenol Corp. 5.30% 11/15/2055	3,508	3,331
Analog Devices, Inc. 5.05% 4/1/2034	1,148	1,162
Analog Devices, Inc. 5.30% 4/1/2054	1,579	1,505
APLD ComputeCo, LLC 9.25% 12/15/2030 (f)	775	837
Black Pearl Compute, LLC 6.125% 2/15/2031 (f)	1,060	1,075
Cisco Systems, Inc. 5.10% 2/24/2035	8,669	8,761
Cloud Software Group, Inc. 9.00% 9/30/2029 (f)	1,450	1,409
Cloud Software Group, Inc. 8.25% 6/30/2032 (f)	2,975	2,790
CoreWeave, Inc. 9.75% 10/1/2031 (f)	1,685	1,682
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (f)	7,575	7,908
Fair Isaac Corp. 4.00% 6/15/2028 (f)	1,050	1,028
Fair Isaac Corp. 6.00% 5/15/2033 (f)	3,925	3,867
Flash Compute, LLC 7.25% 12/31/2030 (f)	1,325	1,364
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	10,976
Hughes Satellite Systems Corp. 6.625% 8/1/2026	9,228	5,752
HUT 8 DC, LLC 6.192% 11/15/2042 (f)	1,215	1,231
Intel Corp. 3.05% 8/12/2051	3,212	2,011
Intel Corp. 5.60% 2/21/2054	6,309	5,904
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (f)	370	371
Microchip Technology, Inc. 5.05% 3/15/2029	2,688	2,709
NCR Atleos Corp. 9.50% 4/1/2029 (f)	4,144	4,421
NVIDIA Corp. 4.95% 6/15/2036	500	496
Oracle Corp. 4.95% 2/4/2031	1,869	1,830
Oracle Corp. 5.50% 8/3/2035	647	619
Oracle Corp. 5.20% 9/26/2035	8,356	7,826
Oracle Corp. 5.70% 2/4/2036	12,110	11,732
Oracle Corp. 5.875% 9/26/2045	280	245
Oracle Corp. 6.00% 8/3/2055	4,451	3,793
Oracle Corp. 5.95% 9/26/2055	4,112	3,497
Oracle Corp. 6.70% 2/4/2056	14,207	13,380
Oracle Corp. 6.10% 9/26/2065	3,733	3,126
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (f)	11,217	11,186
SE Cosmos, LLC 8.875% 5/1/2031 (f)	3,860	3,972
Synopsys, Inc. 4.85% 4/1/2030	3,889	3,897
Synopsys, Inc. 5.15% 4/1/2035	4,181	4,159
Synopsys, Inc. 5.70% 4/1/2055	2,171	2,107
Unisys Corp. 10.625% 1/15/2031 (f)	778	733
Viasat, Inc. 6.50% 7/15/2028 (f)	3,075	3,070
Viasat, Inc. 7.50% 5/30/2031 (f)	1,575	1,593
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (e)(g)	549	608
WULF Compute, LLC 7.75% 10/15/2030 (f)	295	310

		164,936

Utilities 0.58%
AES Corp. 5.20% 7/15/2029	950	956
AES Corp. 3.95% 7/15/2030 (f)	2,275	2,180
AES Corp. 5.75% 7/15/2033	1,350	1,359

127  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD386	$386
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (j)	1,375	1,409
Commonwealth Edison Co. 4.35% 11/15/2045	972	821
Commonwealth Edison Co. 3.85% 3/15/2052	2,330	1,727
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	1,837	1,831
Consumers Energy Co. 4.50% 1/15/2031	4,050	4,023
Consumers Energy Co. 5.05% 5/15/2035	525	526
Consumers Energy Co. 5.125% 5/1/2036	7,450	7,448
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (f)	2,703	2,745
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (j)	2,825	2,834
Duke Energy Carolinas, LLC 4.65% 6/15/2031	1,864	1,864
Duke Energy Carolinas, LLC 5.15% 6/15/2036	9,785	9,799
Duke Energy Florida, LLC 4.85% 12/1/2035	2,725	2,674
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	579
Duke Energy Progress, LLC 3.70% 10/15/2046	457	348
Duke Energy Progress, LLC 2.50% 8/15/2050	202	118
Duke Energy Progress, LLC 2.90% 8/15/2051	91	57
Edison International 6.95% 11/15/2029	2,275	2,378
Edison International 6.25% 3/15/2030	3,492	3,589
Edison International 5.25% 3/15/2032	6,672	6,591
Electricite de France SA 6.25% 5/23/2033 (f)	1,075	1,151
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (f)(j)	1,475	1,713
Enel Finance International NV 5.00% 9/30/2035 (f)	1,280	1,244
Evergy Missouri West, Inc. 4.70% 5/21/2029 (f)	425	425
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (j)	1,000	1,027
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (f)	605	582
Florida Power & Light Co. 4.70% 2/15/2036	1,700	1,649
Generadora de Gatun SA 6.874% 9/30/2044 (f)	1,110	1,147
MidAmerican Energy Co. 5.30% 2/1/2055	650	612
MidAmerican Energy Co. 5.50% 11/15/2056	225	217
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	700	702
NiSource, Inc. 5.30% 5/18/2036	50	50
Northern States Power Co. 5.05% 5/15/2035	50	50
Northern States Power Co. 4.85% 5/15/2036	600	590
Northern States Power Co. 5.40% 3/15/2054	175	168
NRG Energy, Inc. 5.875% 5/15/2034 (f)	3,900	3,881
NRG Energy, Inc. 6.125% 5/15/2036 (f)	2,375	2,377
Pacific Gas and Electric Co. 6.40% 6/15/2033	192	203
Pacific Gas and Electric Co. 6.95% 3/15/2034	4,646	5,068
Pacific Gas and Electric Co. 6.00% 8/15/2035	5,589	5,764
Pacific Gas and Electric Co. 5.60% 8/15/2036	50	50
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,500	2,089
PacifiCorp 2.70% 9/15/2030	1,600	1,471
PacifiCorp 5.30% 2/15/2031	1,613	1,638
PacifiCorp 5.10% 4/15/2031	9,052	9,137
PacifiCorp 5.45% 4/15/2033	10,613	10,777
PacifiCorp 5.45% 2/15/2034	813	823
PacifiCorp 5.80% 4/15/2036	4,166	4,278
PacifiCorp 6.25% 10/15/2037	138	145
PacifiCorp 4.15% 2/15/2050	1,475	1,121
PacifiCorp 5.35% 12/1/2053	2,999	2,692
PacifiCorp 5.50% 5/15/2054	2,867	2,631
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,030	3,964
Public Service Electric and Gas Co. 1.90% 8/15/2031	875	766
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	409
Public Service Electric and Gas Co. 5.625% 1/1/2056	3,725	3,685

American Funds Insurance Series  128

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Rio Grande LNG, LLC 5.25% 6/30/2031 (f)	USD249	$249
Rio Grande LNG, LLC 5.50% 1/30/2034 (f)	2,821	2,807
Rio Grande LNG, LLC 5.75% 6/30/2036 (f)	451	450
Rio Grande LNG, LLC 6.15% 6/30/2041 (f)	177	177
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (f)	2,689	2,655
Southern California Edison Co. 2.85% 8/1/2029	3,988	3,766
Southern California Edison Co. 5.20% 6/1/2034	2,260	2,241
Southern California Edison Co. 5.75% 4/1/2035	605	613
Southern California Edison Co. 5.35% 7/15/2035	2,688	2,654
Southern California Edison Co. 4.50% 9/1/2040	452	389
Southern California Edison Co. 3.65% 2/1/2050	234	162
Talen Energy Supply, LLC 6.125% 5/1/2031 (e)	5,725	5,727
Talen Energy Supply, LLC 6.375% 5/1/2033 (e)	6,675	6,669
Union Electric Co. 5.75% 9/15/2056	200	200
Virginia Electric & Power 2.40% 3/30/2032	2,307	2,038
Wisconsin Electric Power Co. 4.15% 10/15/2030	2,000	1,962
Xcel Energy, Inc. 5.60% 4/15/2035	23	23
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (f)	1,150	1,227

		164,547

Consumer staples 0.47%
Albertsons Cos., Inc. 4.875% 2/15/2030 (f)	1,750	1,694
Albertsons Cos., Inc. 5.50% 3/31/2031 (f)	3,735	3,654
Albertsons Cos., Inc. 5.625% 3/31/2032 (f)	1,455	1,407
Albertsons Cos., Inc. 5.75% 3/31/2034 (f)	9,810	9,355
B&G Foods, Inc. 5.25% 9/15/2027	2,090	2,099
BAT Capital Corp. 6.343% 8/2/2030	124	131
BAT Capital Corp. 5.35% 8/15/2032	10,500	10,750
BAT Capital Corp. 4.625% 3/22/2033	2,026	1,983
BAT Capital Corp. 6.421% 8/2/2033	134	145
BAT Capital Corp. 5.625% 8/15/2035	631	650
BAT Capital Corp. 4.54% 8/15/2047	627	517
Campbell’s Co. (The) 4.75% 3/23/2035	952	889
Clorox Co. 4.70% 5/15/2031	1,032	1,026
Clorox Co. 4.95% 5/15/2033	817	809
Clorox Co. 5.25% 5/15/2036	1,352	1,347
Coca-Cola Co. 1.00% 3/15/2028	842	798
Constellation Brands, Inc. 3.60% 2/15/2028	560	552
Constellation Brands, Inc. 4.85% 5/6/2031	1,587	1,587
Constellation Brands, Inc. 2.25% 8/1/2031	1,333	1,177
Coty, Inc. 5.60% 1/15/2031 (f)	507	494
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (f)	445	449
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (f)	1,175	1,154
Imperial Brands Finance PLC 4.50% 6/30/2028 (f)	1,400	1,397
Imperial Brands Finance PLC 4.875% 2/7/2032 (f)	12,181	12,107
Imperial Brands Finance PLC 5.625% 7/1/2035 (f)	2,250	2,271
Imperial Brands Finance PLC 6.375% 7/1/2055 (f)	2,101	2,146
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (f)	3,065	3,126
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,385	2,456
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,554	1,658
J. M. Smucker Co. (The) 6.50% 11/15/2043	229	247
J. M. Smucker Co. (The) 6.50% 11/15/2053	806	881
KeHE Distributors, LLC 7.125% 4/30/2033 (f)	1,810	1,845
Mars, Inc. 4.80% 3/1/2030 (f)	3,408	3,419
Mars, Inc. 5.00% 3/1/2032 (f)	1,855	1,869
Mars, Inc. 5.20% 3/1/2035 (f)	385	387
Mars, Inc. 5.70% 5/1/2055 (f)	6,678	6,584
Mondelez International, Inc. 5.125% 5/6/2035	2,176	2,183

129  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Philip Morris International, Inc. 5.125% 11/17/2027	USD319	$322
Philip Morris International, Inc. 4.875% 2/15/2028	623	627
Philip Morris International, Inc. 4.625% 11/1/2029	703	704
Philip Morris International, Inc. 5.625% 11/17/2029	154	159
Philip Morris International, Inc. 5.125% 2/15/2030	433	440
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,317
Philip Morris International, Inc. 4.75% 11/1/2031	6,194	6,216
Philip Morris International, Inc. 4.25% 10/29/2032	770	747
Philip Morris International, Inc. 4.90% 11/1/2034	6,755	6,716
Philip Morris International, Inc. 4.875% 4/30/2035	6,407	6,316
Post Holdings, Inc. 4.625% 4/15/2030 (f)	5,186	5,013
Post Holdings, Inc. 6.25% 2/15/2032 (f)	13,279	13,496
Post Holdings, Inc. 6.25% 10/15/2034 (f)	890	875
Prestige Brands, Inc. 3.75% 4/1/2031 (f)	1,115	1,025
Prestige Brands, Inc. 6.25% 7/15/2034 (f)	695	695
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,001

		132,912

Materials 0.33%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	2,648	2,690
Celanese US Holdings, LLC 7.165% 7/15/2027	1,996	2,045
Celanese US Holdings, LLC 7.55% 11/15/2030	2,501	2,653
Celanese US Holdings, LLC 7.45% 11/15/2033	1,618	1,730
Century Aluminum Co. 6.875% 8/1/2032 (f)	1,300	1,338
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (f)	3,625	3,501
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (f)	1,650	1,666
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (f)	2,275	2,279
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (f)	775	709
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (f)	2,000	2,026
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (f)	2,695	2,677
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (f)	2,450	2,449
Consolidated Energy Finance SA 12.00% 2/15/2031 (f)	1,480	1,533
Dow Chemical Co. (The) 4.80% 1/15/2031	1,040	1,025
Dow Chemical Co. (The) 5.35% 3/15/2035	1,745	1,718
Dow Chemical Co. (The) 5.65% 3/15/2036	196	195
Dow Chemical Co. (The) 4.375% 11/15/2042	138	111
Dow Chemical Co. (The) 4.625% 10/1/2044	66	54
Dow Chemical Co. (The) 4.80% 5/15/2049	435	348
Dow Chemical Co. (The) 3.60% 11/15/2050	1,057	701
Ecolab, Inc. 4.80% 6/15/2031	9,250	9,294
Ecolab, Inc. 5.15% 6/15/2033	9,250	9,381
Ecolab, Inc. 5.35% 6/15/2036	4,500	4,579
FMC Corp. 8.00% 6/1/2031 (f)	2,800	2,916
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (f)(g)(j)	2,865	766
FXI Holdings, Inc. 11.00% 11/15/2030 (f)	4,548	3,843
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (f)	1,406	1,358
Linde, Inc. 1.10% 8/10/2030	2,633	2,305
LYB International Finance III, LLC 5.50% 3/1/2034	778	772
LYB International Finance III, LLC 6.15% 5/15/2035	1,467	1,504
LYB International Finance III, LLC 5.875% 1/15/2036	5,140	5,156
LYB International Finance III, LLC 3.375% 10/1/2040	1,785	1,308
Mineral Resources, Ltd. 9.25% 10/1/2028 (f)	644	665
Mineral Resources, Ltd. 8.50% 5/1/2030 (f)	1,525	1,576
Mineral Resources, Ltd. 6.00% 5/1/2032 (f)	1,195	1,183
Mineral Resources, Ltd. 6.25% 5/1/2034 (f)	1,205	1,186
Mosaic Co. 4.05% 11/15/2027	941	935
NOVA Chemicals Corp. 9.00% 2/15/2030 (f)	3,775	3,956
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,339	1,360

American Funds Insurance Series  130

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	USD3,244	$3,284
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (f)	1,290	1,283
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (f)	3,125	3,172
Westlake Corp. 4.375% 11/15/2047	448	348

		93,578

Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,093	1,082
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,738	1,623
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,183	1,090
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	3,670	2,997
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	367	313
American Tower Corp. 1.45% 9/15/2026	246	245
American Tower Corp. 3.55% 7/15/2027	1,277	1,266
American Tower Corp. 3.60% 1/15/2028	896	883
American Tower Corp. 1.50% 1/31/2028	2,240	2,136
American Tower Corp. 2.30% 9/15/2031	1,344	1,186
American Tower Corp. 2.95% 1/15/2051	1,792	1,125
Boston Properties, LP 6.50% 1/15/2034	2,223	2,360
Boston Properties, LP 5.75% 1/15/2035	2,324	2,347
Extra Space Storage, LP 2.35% 3/15/2032	1,241	1,082
FibraSOMA 7.125% 5/28/2036 (f)	1,485	1,480
Howard Hughes Corp. (The) 4.125% 2/1/2029 (f)	2,855	2,760
Howard Hughes Corp. (The) 4.375% 2/1/2031 (f)	3,900	3,691
Howard Hughes Corp. (The) 5.875% 3/1/2032 (f)	825	819
Howard Hughes Corp. (The) 6.125% 3/1/2034 (f)	1,100	1,087
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,152	1,860
Iron Mountain, Inc. 5.25% 7/15/2030 (f)	3,785	3,731
Iron Mountain, Inc. 4.50% 2/15/2031 (f)	2,650	2,536
Iron Mountain, Inc. 6.25% 1/15/2035 (f)	995	1,000
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (f)	2,655	2,716
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (f)	2,920	2,984
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,646	1,663
MPT Operating Partnership, LP 5.00% 10/15/2027	2,137	2,074
MPT Operating Partnership, LP 8.50% 2/15/2032 (f)	3,968	4,065
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (f)	4,550	4,452
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (f)	1,000	1,025
Prologis, LP 4.875% 6/15/2028	1,357	1,369
Prologis, LP 4.75% 6/15/2033	2,359	2,338
Prologis, LP 5.00% 3/15/2034	1,850	1,847
Prologis, LP 5.00% 1/31/2035	1,033	1,028
Public Storage Operating Co. 1.85% 5/1/2028	2,231	2,131
Public Storage Operating Co. 1.95% 11/9/2028	1,816	1,715
Public Storage Operating Co. 2.30% 5/1/2031	644	579
Scentre Group Trust 1 3.75% 3/23/2027 (f)	2,178	2,165
Service Properties Trust 0% 9/30/2027 (f)	1,000	928
Service Properties Trust 3.95% 1/15/2028	1,290	1,258
Service Properties Trust 4.95% 10/1/2029	1,610	1,518
Service Properties Trust 4.375% 2/15/2030	339	308
Service Properties Trust 8.625% 11/15/2031 (f)	6,775	7,140
Service Properties Trust 8.875% 6/15/2032	2,153	2,218
Sun Communities Operating, LP 2.30% 11/1/2028	1,653	1,568
Sun Communities Operating, LP 2.70% 7/15/2031	785	707
UDR, Inc. 2.95% 9/1/2026	681	679

		87,174

Total corporate bonds and notes		2,605,316

131  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 7.69%
Federal agency mortgage-backed obligations 6.77%
Fannie Mae Pool #MA1109 4.00% 5/1/2027 (l)	USD–	(d)	$–	(d)
Fannie Mae Pool #MA3653 3.00% 3/1/2029 (l)	4		4
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	1		1
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	107		109
Fannie Mae Pool #555956 5.50% 12/1/2033 (l)	67		68
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	193		191
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (l)	201		189
Fannie Mae Pool #929185 5.50% 1/1/2036 (l)	190		191
Fannie Mae Pool #893641 6.00% 9/1/2036 (l)	452		474
Fannie Mae Pool #893688 6.00% 10/1/2036 (l)	109		114
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	3,517		3,308
Fannie Mae Pool #907239 6.00% 12/1/2036 (l)	11		11
Fannie Mae Pool #928031 6.00% 1/1/2037 (l)	38		40
Fannie Mae Pool #888292 6.00% 3/1/2037 (l)	307		322
Fannie Mae Pool #AD0249 5.50% 4/1/2037 (l)	55		56
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (l)	105		98
Fannie Mae Pool #190379 5.50% 5/1/2037 (l)	34		35
Fannie Mae Pool #924952 6.00% 8/1/2037 (l)	546		573
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	6		6
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	200		211
Fannie Mae Pool #AD0119 6.00% 7/1/2038 (l)	597		630
Fannie Mae Pool #995224 6.00% 9/1/2038 (l)	5		5
Fannie Mae Pool #AE0021 6.00% 10/1/2038 (l)	185		196
Fannie Mae Pool #AL7164 6.00% 10/1/2038 (l)	128		134
Fannie Mae Pool #889983 6.00% 10/1/2038 (l)	11		12
Fannie Mae Pool #AD0095 6.00% 11/1/2038 (l)	434		455
Fannie Mae Pool #AB0538 6.00% 11/1/2038 (l)	60		62
Fannie Mae Pool #995391 6.00% 11/1/2038 (l)	5		5
Fannie Mae Pool #AD0833 6.00% 1/1/2039 (l)	–	(d)	–	(d)
Fannie Mae Pool #AL0309 6.00% 1/1/2040 (l)	41		43
Fannie Mae Pool #AL0013 6.00% 4/1/2040 (l)	120		126
Fannie Mae Pool #AL7228 6.00% 4/1/2041 (l)	144		150
Fannie Mae Pool #AB4536 6.00% 6/1/2041 (l)	298		310
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	5,014		4,355
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	15,264		12,772
Fannie Mae Pool #AP2131 3.50% 8/1/2042 (l)	2,176		2,034
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,228		1,183
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	666		642
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	620		597
Fannie Mae Pool #AL8773 3.50% 2/1/2045 (l)	3,886		3,629
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	6,320		5,879
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	869		809
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	1,974		1,836
Fannie Mae Pool #BC7611 4.00% 5/1/2046 (l)	78		74
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	258		234
Fannie Mae Pool #BD9307 4.00% 11/1/2046 (l)	937		889
Fannie Mae Pool #BD9699 3.50% 12/1/2046 (l)	1,030		951
Fannie Mae Pool #BE1290 3.50% 2/1/2047 (l)	1,590		1,472
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	335		303
Fannie Mae Pool #256975 7.00% 10/1/2047 (l)	2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (l)	114		105
Fannie Mae Pool #BK5255 4.00% 5/1/2048 (l)	7		7
Fannie Mae Pool #FM3278 3.50% 11/1/2048 (l)	1,255		1,156
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (l)	1,634		1,518
Fannie Mae Pool #CA4756 3.00% 12/1/2049 (l)	1,278		1,142
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	4,101		3,507
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	406		341
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	293		245
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	9,245		7,899
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (l)	501		402

American Funds Insurance Series  132

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	USD273	$240
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (l)	1,092	914
Fannie Mae Pool #BQ7589 2.00% 11/1/2050 (l)	2,250	1,801
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	7,479	6,352
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	1,192	1,021
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (l)	665	557
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	37	31
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	10,262	9,159
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (l)	3,628	2,912
Fannie Mae Pool #BQ7646 2.00% 12/1/2050 (l)	1,891	1,514
Fannie Mae Pool #BQ8497 2.00% 12/1/2050 (l)	1,536	1,233
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	848	829
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	4,798	3,870
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (l)	192	154
Fannie Mae Pool #CA8513 2.50% 1/1/2051 (l)	1,047	879
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (l)	727	609
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	66	56
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (l)	27	22
Fannie Mae Pool #BR3255 2.00% 2/1/2051 (l)	5,699	4,576
Fannie Mae Pool #BR2689 2.00% 2/1/2051 (l)	1,830	1,464
Fannie Mae Pool #FM5963 2.00% 2/1/2051 (l)	1,777	1,427
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (l)	314	251
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	2,943	2,507
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (l)	360	301
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (l)	57	48
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	3,869	3,114
Fannie Mae Pool #FS1086 2.00% 4/1/2051 (l)	1,656	1,325
Fannie Mae Pool #CA9494 2.50% 4/1/2051 (l)	89	75
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (l)	38	32
Fannie Mae Pool #FM6810 3.00% 4/1/2051 (l)	5,206	4,546
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	4,185	3,683
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	500	443
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (l)	1,892	1,513
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (l)	1,874	1,499
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (l)	4,578	3,832
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (l)	1,301	1,089
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (l)	352	294
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	133	112
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (l)	2,033	1,626
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (l)	32,777	27,433
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	8,780	7,348
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	376	331
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	144	116
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	1,929	1,614
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	1,188	995
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (l)	915	766
Fannie Mae Pool #FM8453 3.00% 8/1/2051 (l)	3,608	3,224
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	64	56
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (l)	1,770	1,416
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	3,842	3,216
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	1,453	1,216
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (l)	637	535
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (l)	296	248
Fannie Mae Pool #BT9289 2.50% 9/1/2051 (l)	33	28
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (l)	981	785
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	1,424	1,192
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	499	418
Fannie Mae Pool #BU2530 2.50% 10/1/2051 (l)	127	106
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (l)	83	69
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (l)	10,864	8,690

133  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	USD7,198	$5,785
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (l)	4,405	3,524
Fannie Mae Pool #CB2078 3.00% 11/1/2051 (l)	7,321	6,445
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	2,278	1,830
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (l)	167	134
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	13,150	11,233
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	6,116	5,229
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	148	126
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	71	61
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	70	60
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	2,788	2,236
Fannie Mae Pool #BU1450 2.00% 1/1/2052 (l)	1,148	922
Fannie Mae Pool #FP0038 2.50% 1/1/2052 (l)	691	583
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (l)	389	327
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (l)	114	96
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (l)	60	51
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	21	17
Fannie Mae Pool #FS0182 3.00% 1/1/2052 (l)	8,788	7,739
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	6,112	4,896
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	4,382	3,517
Fannie Mae Pool #BT1968 2.00% 2/1/2052 (l)	1,641	1,315
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	922	739
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	7,757	6,492
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (l)	1,850	1,549
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (l)	636	532
Fannie Mae Pool #BV3674 2.50% 2/1/2052 (l)	624	525
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (l)	528	442
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (l)	134	113
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	49,012	43,869
Fannie Mae Pool #CB2913 3.50% 2/1/2052 (l)	44	40
Fannie Mae Pool #CB2912 3.50% 2/1/2052 (l)	36	32
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	2,753	2,206
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (l)	2,516	2,020
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	2,303	1,849
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	1,529	1,227
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	1,240	993
Fannie Mae Pool #BV4169 2.00% 3/1/2052 (l)	1,238	992
Fannie Mae Pool #BV4173 2.50% 3/1/2052 (l)	756	636
Fannie Mae Pool #CB3063 2.50% 3/1/2052 (l)	741	623
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (l)	581	490
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (l)	151	127
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	23	19
Fannie Mae Pool #BV3799 3.50% 3/1/2052 (l)	39	36
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	5,541	4,444
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	2,812	2,259
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	2,038	1,630
Fannie Mae Pool #BV4182 2.50% 4/1/2052 (l)	834	702
Fannie Mae Pool #BV5332 2.50% 4/1/2052 (l)	827	696
Fannie Mae Pool #FS1749 2.50% 4/1/2052 (l)	825	694
Fannie Mae Pool #BU9507 2.50% 4/1/2052 (l)	155	130
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (l)	130	110
Fannie Mae Pool #FS1189 3.50% 4/1/2052 (l)	2,182	1,982
Fannie Mae Pool #FS2051 3.50% 4/1/2052 (l)	1,739	1,580
Fannie Mae Pool #BV9195 3.50% 4/1/2052 (l)	868	788
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (l)	35	32
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	595	559
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (l)	9,055	7,293
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (l)	943	754
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	885	744

American Funds Insurance Series  134

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	USD808	$679
Fannie Mae Pool #BW2204 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BW0462 2.50% 5/1/2052 (l)	149	125
Fannie Mae Pool #BV8592 2.50% 5/1/2052 (l)	109	91
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (l)	38	32
Fannie Mae Pool #CB3597 3.50% 5/1/2052 (l)	43	39
Fannie Mae Pool #BU8818 3.50% 5/1/2052 (l)	41	37
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	2,260	1,813
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (l)	1,884	1,508
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (l)	717	574
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (l)	1,355	1,138
Fannie Mae Pool #FS3546 3.50% 6/1/2052 (l)	37	34
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	1,221	1,145
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	4,148	3,326
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	58,163	48,679
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (l)	98	86
Fannie Mae Pool #FS2482 3.50% 7/1/2052 (l)	447	406
Fannie Mae Pool #CB4123 4.00% 7/1/2052 (l)	21	20
Fannie Mae Pool #BV7912 2.50% 8/1/2052 (l)	148	124
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (l)	82	69
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	2,217	1,936
Fannie Mae Pool #BT8311 3.50% 8/1/2052 (l)	3,980	3,615
Fannie Mae Pool #BW7294 3.50% 8/1/2052 (l)	32	29
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (l)	15,459	12,365
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (l)	825	795
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (l)	7	7
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (l)	5,805	5,603
Fannie Mae Pool #CB5764 2.50% 12/1/2052 (l)	862	722
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	2,035	2,063
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (l)	21	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (l)	2,450	2,368
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	811	820
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (l)	271	246
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,795	1,818
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	612	608
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	812	821
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	140	141
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (l)	178	184
Fannie Mae Pool #MA5063 2.50% 6/1/2053 (l)	261	219
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (l)	529	522
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	503	508
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	902	939
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	326	339
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	291	303
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	10,788	8,659
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (l)	777	653
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (l)	727	610
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,923	1,939
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (l)	84	84
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (l)	4,780	4,839
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	14,394	14,754
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (l)	1,428	1,439
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	3,258	3,336
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	3,440	3,477
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	5,109	5,230
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	21	21
Fannie Mae Pool #MA5262 3.50% 12/1/2053 (l)	33	30
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (l)	241	244
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	115	117
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	4,856	5,028

135  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (l)	USD1,377	$1,442
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (l)	1,820	1,703
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (l)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (l)	452	456
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	2,544	2,622
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	1,318	1,370
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (l)	4,054	4,086
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	3,935	3,968
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	699	720
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (l)	617	631
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	7	7
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	6,210	6,256
Fannie Mae Pool #DB2762 6.00% 4/1/2054 (l)	504	519
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (l)	14	14
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	884	890
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,416	1,450
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	818	849
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	800	824
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	732	751
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	667	685
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (l)	745	777
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (l)	40	42
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	4,158	4,187
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (l)	2,181	2,210
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,275	1,291
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,979	8,168
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	907	928
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	521	536
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	12	12
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (l)	3,421	3,574
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (l)	2,659	2,770
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (l)	1,172	1,222
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (l)	313	325
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (l)	176	184
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (l)	7	7
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (l)	1,254	1,264
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	6,163	6,309
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	2,354	2,422
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	1,211	1,241
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	1,014	1,040
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	997	1,026
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	868	892
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	536	549
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	271	279
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	258	267
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	222	230
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,143	1,190
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (l)	1,092	1,138
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (l)	3,365	3,388
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	2,153	2,182
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (l)	1,896	1,910
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	870	876
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	2,377	2,448
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	74	76
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	35	36
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	447	457
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	93	95
Fannie Mae Pool #FS9439 3.50% 11/1/2054 (l)	868	789
Fannie Mae Pool #DC5642 4.00% 11/1/2054 (l)	1,637	1,532

American Funds Insurance Series  136

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (l)	USD1,686	$1,704
Fannie Mae Pool #DC6894 5.50% 11/1/2054 (l)	478	481
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (l)	254	255
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (l)	79	78
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (l)	25	24
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	1,370	1,383
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	18,185	18,615
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	2,320	2,375
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	202	207
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (l)	12,234	11,761
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (l)	43	43
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	2,238	2,291
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (l)	208	200
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (l)	1,460	1,467
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	292	299
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	9,634	9,239
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (l)	155	141
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	10,236	9,816
Fannie Mae Pool #DD6453 5.50% 4/1/2055 (l)	189	190
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	6,535	6,690
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	237	243
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	230	236
Fannie Mae Pool #DD6390 6.00% 4/1/2055 (l)	142	145
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (l)	134	137
Fannie Mae Pool #DE0111 3.50% 6/1/2055 (l)	1,804	1,638
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (l)	802	821
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	1,104	1,138
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (l)	2,012	1,827
Fannie Mae Pool #MA5968 3.50% 2/1/2056 (l)	161	146
Fannie Mae Pool #MA5971 5.00% 2/1/2056 (l)	27	27
Fannie Mae Pool #MA6029 5.00% 4/1/2056 (l)	386	380
Fannie Mae Pool #MA6050 3.50% 5/1/2056 (l)	263	239
Fannie Mae Pool #DH0530 3.50% 5/1/2056 (l)	120	109
Fannie Mae Pool #MA6076 3.50% 6/1/2056 (l)	2,474	2,246
Fannie Mae Pool #MA6115 3.50% 7/1/2056 (l)	112	101
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	5,013	4,705
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	8,629	8,361
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	3,078	2,645
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	8,572	7,016
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	704	603
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	2,946	2,645
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	3,092	2,859
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	18	19
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	46	46
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036 (l)	21	18
Freddie Mac Pool #C91912 3.00% 2/1/2037 (l)	6,298	5,930
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (l)	158	148
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (l)	44	41
Freddie Mac Pool #G03978 5.00% 3/1/2038 (l)	269	272
Freddie Mac Pool #ZS2234 6.50% 9/1/2038 (l)	30	32
Freddie Mac Pool #G08347 4.50% 6/1/2039 (l)	39	38
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	16,518	14,423
Freddie Mac Pool #C03518 5.00% 9/1/2040 (l)	360	364
Freddie Mac Pool #Q05807 4.00% 1/1/2042 (l)	1,093	1,058
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	714	689
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	478	460
Freddie Mac Pool #760014 4.634% 8/1/2045 (l)(m)	125	125
Freddie Mac Pool #Q37988 4.00% 12/1/2045 (l)	3,305	3,164
Freddie Mac Pool #G60344 4.00% 12/1/2045 (l)	3,045	2,922
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	2,937	2,676

137  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	USD166	$163
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	145	142
Freddie Mac Pool #760015 4.24% 1/1/2047 (l)(m)	299	291
Freddie Mac Pool #Q46021 3.50% 2/1/2047 (l)	1,016	942
Freddie Mac Pool #SI2002 4.00% 3/1/2048 (l)	1,671	1,586
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	1,419	1,388
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	710	594
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (l)	2,398	2,008
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	259	229
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	23,599	19,072
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	13,430	10,993
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (l)	1,900	1,520
Freddie Mac Pool #QB7306 2.00% 1/1/2051 (l)	1,620	1,296
Freddie Mac Pool #QB8422 2.00% 2/1/2051 (l)	2,077	1,662
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (l)	53	44
Freddie Mac Pool #RA4542 2.50% 2/1/2051 (l)	22	19
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	24,407	19,755
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (l)	1,903	1,522
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	49	40
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	381	320
Freddie Mac Pool #SD0862 2.50% 6/1/2051 (l)	50	42
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	628	526
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	304	270
Freddie Mac Pool #RA5548 3.50% 7/1/2051 (l)	2,988	2,714
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (l)	738	593
Freddie Mac Pool #QC5527 2.50% 8/1/2051 (l)	826	691
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	316	276
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	7,628	6,530
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	5,193	4,455
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (l)	1,062	889
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	44	37
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	5,085	4,528
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (l)	91	79
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	6,302	5,275
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	285	239
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	137	122
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	3,417	2,740
Freddie Mac Pool #QD2256 3.00% 11/1/2051 (l)	772	675
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	1,513	1,215
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	5,094	4,353
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (l)	2,803	2,352
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (l)	193	154
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (l)	71	57
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (l)	2,454	2,060
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	1,806	1,538
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (l)	851	717
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	260	231
Freddie Mac Pool #QD5877 3.50% 1/1/2052 (l)	2,988	2,715
Freddie Mac Pool #QD4876 3.50% 1/1/2052 (l)	1,991	1,808
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (l)	80	73
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	4,153	3,322
Freddie Mac Pool #QD7414 2.00% 2/1/2052 (l)	1,560	1,251
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (l)	1,483	1,188
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (l)	805	647
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	774	621
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (l)	483	407
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	63	53
Freddie Mac Pool #QD7995 3.50% 2/1/2052 (l)	898	821
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	79	73
Freddie Mac Pool #SD4526 2.00% 3/1/2052 (l)	7,071	5,656

American Funds Insurance Series  138

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	USD3,519	$2,823
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	2,716	2,184
Freddie Mac Pool #QD7772 2.00% 3/1/2052 (l)	1,655	1,326
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (l)	1,034	830
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (l)	805	645
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	236	189
Freddie Mac Pool #SD5745 2.00% 3/1/2052 (l)	53	42
Freddie Mac Pool #QD9460 2.50% 3/1/2052 (l)	766	644
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	27	23
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (l)	4,631	4,207
Freddie Mac Pool #SD1164 3.50% 3/1/2052 (l)	33	30
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	2,762	2,216
Freddie Mac Pool #QD9950 2.00% 4/1/2052 (l)	1,650	1,324
Freddie Mac Pool #QD9791 2.00% 4/1/2052 (l)	1,482	1,187
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	987	790
Freddie Mac Pool #QD9907 2.50% 4/1/2052 (l)	726	611
Freddie Mac Pool #QE0812 2.50% 4/1/2052 (l)	551	463
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	330	277
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	126	106
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	104	87
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	69	59
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (l)	26	22
Freddie Mac Pool #RA7192 3.50% 4/1/2052 (l)	1,862	1,692
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (l)	154	140
Freddie Mac Pool #QE1578 2.50% 5/1/2052 (l)	792	666
Freddie Mac Pool #QE2020 2.50% 5/1/2052 (l)	144	121
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	9,884	8,645
Freddie Mac Pool #QE1489 3.50% 5/1/2052 (l)	87	79
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (l)	3,324	2,674
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	4,967	4,343
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (l)	274	239
Freddie Mac Pool #SD1124 3.50% 6/1/2052 (l)	57	52
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (l)	1,731	1,625
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	4,922	4,143
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (l)	9,037	7,891
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	1,062	938
Freddie Mac Pool #QE7126 3.50% 8/1/2052 (l)	903	820
Freddie Mac Pool #QE7976 4.50% 8/1/2052 (l)	33,081	32,059
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	152	147
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (l)	820	689
Freddie Mac Pool #RA8252 2.50% 9/1/2052 (l)	697	587
Freddie Mac Pool #SD1581 2.50% 9/1/2052 (l)	93	78
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (l)	1,780	1,555
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	150	145
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	60	58
Freddie Mac Pool #QF5938 2.50% 1/1/2053 (l)	218	183
Freddie Mac Pool #SD8303 2.50% 1/1/2053 (l)	65	55
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (l)	9,656	9,327
Freddie Mac Pool #RA8625 2.50% 2/1/2053 (l)	905	759
Freddie Mac Pool #RA8676 2.50% 3/1/2053 (l)	646	542
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	942	936
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (l)	215	212
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	2,269	2,294
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	445	463
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	400	417
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	384	404
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	362	381
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	263	277
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	201	212
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	146	152

139  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	USD112	$119
Freddie Mac Pool #SD3417 2.50% 7/1/2053 (l)	816	686
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	3,640	3,679
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	608	632
Freddie Mac Pool #QH1153 4.00% 9/1/2053 (l)	329	311
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	5,096	5,151
Freddie Mac Pool #SD4550 2.50% 10/1/2053 (l)	789	662
Freddie Mac Pool #SD4077 2.50% 10/1/2053 (l)	95	80
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (l)	3,645	3,751
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (l)	46,213	45,740
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (l)	19,469	19,657
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (l)	522	542
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	26	27
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	34	35
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	389	403
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (l)	229	237
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	352	355
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	8,602	8,806
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	9,282	9,353
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (l)	72	75
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	1,282	1,299
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	930	937
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	326	337
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (l)	13,402	13,575
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (l)	6,956	7,005
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (l)	2,702	2,721
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	443	458
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	390	396
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	1,336	1,376
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	980	1,018
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (l)	427	447
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	809	815
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	647	655
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (l)	584	592
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	4,416	4,521
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	2,306	2,368
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	547	561
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	9	9
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (l)	3,425	3,564
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (l)	1,782	1,856
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (l)	207	204
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (l)	8	8
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	5,426	5,469
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	3,142	3,161
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	3,067	3,101
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (l)	1,025	1,039
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	547	553
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	4,130	4,227
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	2,280	2,358
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	2,084	2,136
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	1,470	1,513
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	725	742
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	171	176
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	1,348	1,400
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	944	982
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	548	568
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	3,268	3,293
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	2,462	2,491
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (l)	2,100	2,113
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	1,814	1,822

American Funds Insurance Series  140

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	USD1,393	$1,414
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	1,241	1,255
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (l)	923	929
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	2,979	3,066
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	2,618	2,696
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	2,554	2,642
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	2,540	2,639
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	1,396	1,432
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	1,257	1,287
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (l)	855	886
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (l)	491	513
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	172	179
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	66	68
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	1,274	1,281
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (l)	1,936	1,864
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (l)	111	106
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	4,737	4,665
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	4,853	4,879
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	2,624	2,639
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (l)	82	82
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (l)	18	18
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (l)	3	3
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	2,710	2,724
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,137	1,150
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (l)	233	234
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (l)	63	58
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (l)	3,543	3,561
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	1,393	1,426
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	144	144
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	92	94
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (l)	44	40
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (l)	867	871
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (l)	29	27
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	4,169	4,268
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,469	1,504
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	69	70
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (l)	2,008	1,824
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	3,771	3,860
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	532	545
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (l)	171	175
Freddie Mac Pool #RQ0032 3.50% 7/1/2055 (l)	5,344	4,854
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (l)	832	862
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (l)	5,131	4,660
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (l)	2,825	2,709
Freddie Mac Pool #TA5881 3.50% 2/1/2056 (l)	114	104
Freddie Mac Pool #RQ0099 3.50% 3/1/2056 (l)	100	91
Freddie Mac Pool #RQ0107 3.50% 4/1/2056 (l)	3,973	3,608
Freddie Mac Pool #RQ0110 5.00% 4/1/2056 (l)	143	140
Freddie Mac Pool #RQ0124 3.50% 6/1/2056 (l)	2,296	2,085
Freddie Mac, Series T041, Class 3A, 4.435% 7/25/2032 (l)(m)	134	122
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	10,192	10,480
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,843	1,747
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (l)(m)	784	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	3,668	3,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (l)(m)	3,480	3,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (l)(m)	711	644
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	592	538
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (l)(m)	1,072	1,035
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (l)	1,532	1,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	6,055	5,777

141  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	USD3,548	$3,328
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,413	1,380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029 (l)	2,718	2,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029 (l)	2,455	2,384
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (l)	1,709	1,626
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048 (l)	265	248
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (l)	229	225
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (l)	135	131
Government National Mortgage Assn. Pool #MA6864 2.00% 9/20/2050 (l)	125	103
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (l)	6,094	5,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	60,910	50,019
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (l)	248	203
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (l)	1,200	1,176
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051 (l)	321	315
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (l)	126	108
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (l)	779	640
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (l)	17,869	15,289
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (l)	4,332	3,707
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (l)	16,244	14,444
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	698	597
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (l)	12,329	10,963
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (l)	116	106
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052 (l)	738	634
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (l)	573	519
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	8,637	8,148
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (l)	3,764	3,412
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052 (l)	1,939	1,661
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053 (l)	1,673	1,435
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	2,659	2,569
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (l)	22,672	21,895
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (l)	4,876	4,558
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	1,940	1,464
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (l)(n)	50,694	40,491
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (l)(n)	125,416	104,810
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (l)(n)	2,457	2,143
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (l)(n)	55	50
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (l)(n)	48,884	45,695
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (l)(n)	10,735	10,286
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (l)(n)	727	714
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (l)(n)	19,559	19,625
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (l)(n)	592	605
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (l)(n)	146,673	151,737
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (l)(n)	23,781	18,988
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (l)(n)	44,300	37,008
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (l)(n)	1,600	1,394
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (l)(n)	10,693	10,235
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (l)(n)	319	313
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (l)(n)	13,567	13,592
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (l)(n)	72,150	73,527

		1,918,543

Commercial mortgage-backed securities 0.68%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	1,400	1,356
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	645	649
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	5,368	5,527
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (l)(m)	857	893
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	4,615	4,712
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	1,380	1,419

American Funds Insurance Series  142

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (l)(m)	USD4,062	$4,186
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (l)(m)	1,914	1,963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	2,909	2,661
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (l)(m)	490	477
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	3,006	3,069
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (l)(m)	1,792	1,891
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (l)(m)	1,828	1,858
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (l)	1,000	985
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	2,960	2,663
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (l)(m)	750	743
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	2,112	2,151
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (l)(m)	590	602
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	618	625
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (l)(m)	1,750	1,750
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,117	1,153
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (l)(m)	6,990	7,141
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (l)(m)	1,450	1,481
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (l)(m)	3,334	3,423
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 12/15/2042 (f)(l)(m)	3,083	3,093
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (f)(l)(m)	3,841	3,841
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (f)(l)(m)	1,187	1,187
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.067% 4/15/2041 (f)(l)(m)	3,848	3,857
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (f)(l)(m)	11,410	11,325
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (f)(l)(m)	6,850	6,884
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (f)(l)(m)	1,153	1,157
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 5.952% 7/15/2041 (f)(l)(m)	1,414	1,421
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (f)(l)(m)	3,606	3,660
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (f)(l)(m)	5,162	5,148
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (f)(l)	3,677	3,737
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (f)(l)(m)	5,942	5,975
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (f)(l)(m)	1,205	1,204
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (f)(l)(m)	2,748	2,755
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (f)(l)	3,795	3,387
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 5/15/2041 (f)(l)(m)	8,302	8,332
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	2,489	2,281
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (f)(l)(m)	2,059	2,065
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (f)(l)(m)	5,246	5,370
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (f)(l)(m)	10,151	10,319
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (f)(l)	1,522	1,316
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (f)(l)	578	487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039 (f)(l)(m)	100	81
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.218% 11/15/2039 (f)(l)(m)	1,960	1,965
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (f)(l)	13,772	13,333
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (l)(m)	370	345
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.028% 5/25/2055 (f)(l)(m)	576	585
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (f)(l)(m)	627	622
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.125% 9/15/2042 (f)(l)(m)	1,543	1,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (f)(l)(m)	3,964	3,974
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (f)(l)	2,194	1,956

143  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (f)(l)(m)	USD10,709	$10,707
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (f)(l)(m)	9,322	9,276
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (f)(l)(m)	345	341
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (l)(m)	1,620	1,536
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	430	444
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.414% 11/15/2027 (f)(l)(m)	5,000	5,014

		193,908

Collateralized mortgage-backed obligations (privately originated) 0.24%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (f)(j)(l)	4,510	4,523
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (f)(l)(m)	504	461
Aspire Mortgage Trust, Series 2026-2, Class A1A, 5.325% 4/26/2066 (6.325% on 4/1/2030) (f)(j)(l)	1,059	1,056
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (f)(j)(l)	359	360
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (f)(l)(m)	4,866	4,763
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (f)(j)(l)	1,408	1,395
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (f)(j)(l)	2,216	2,218
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	100	101
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (f)(l)	5,786	5,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (f)(l)(m)	71	71
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.878% 5/25/2044 (f)(l)(m)	3,087	3,099
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (f)(l)(m)	3,358	3,358
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (f)(l)(m)	6,890	6,954
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034 (l)	165	164
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (f)(j)(l)	1,777	1,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (f)(j)(l)	1,666	1,676
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (f)(j)(l)	460	461
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 5.70% 7/25/2062 (f)(l)	3,902	3,968
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (f)(j)(l)	1,489	1,484
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (f)(l)	2,435	2,431
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (f)(l)	2,635	2,484
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (f)(l)	1,484	1,433
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (f)(l)(m)	4,921	4,927
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (f)(l)(m)	674	675
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (f)(l)	2,172	2,068
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (f)(j)(l)	944	943
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (f)(l)(m)	1,567	1,565
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (f)(j)(l)	921	924
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (f)(j)(l)	426	424
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (f)(j)(l)	2,231	2,213
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (f)(l)(m)	1,439	1,420
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (f)(l)(m)	2,392	2,377

		67,365

Total mortgage-backed obligations		2,179,816

American Funds Insurance Series 145

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations 1.64%
Other asset-backed securities 0.79%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (f)(l)	USD10,457	$10,468
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (f)(l)	1,923	1,909
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (f)(l)	4,352	4,340
ALLO Issuer, LLC, Series 2026-1A, Class A2, 5.607% 6/20/2056 (f)(l)	2,576	2,607
Altde Trust, Series 2026-1A, Class A, 5.521% 4/15/2051 (f)(l)	5,727	5,679
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (f)(l)	2,471	2,456
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (f)(l)	1,375	1,366
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (f)(l)	6,656	6,556
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (f)(l)	3,627	3,597
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (f)(l)	11	11
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (f)(l)	760	729
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (f)(l)	3,856	3,636
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (f)(l)	4,183	4,200
Castlelake Aircraft Securitization Trust, Series 2026-2A, Class A, 5.333% 4/15/2051 (f)(l)	6,897	6,844
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (f)(l)	5,004	4,175
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (f)(l)	1,661	1,371
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (f)(l)	5,874	4,669
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (f)(l)	1,197	1,195
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (f)(l)	777	729
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (f)(l)	2,969	2,784
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (f)(l)	593	556
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (f)(l)	829	766
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (f)(l)	1,091	1,080
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	1,327	1,333
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (f)(l)	283	283
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (f)(l)	164	154
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (f)(l)	2,105	2,112
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (f)(l)	795	790
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (f)(l)	360	341
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (f)(l)	162	154
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (f)(l)	3,834	3,817
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (f)(l)	6,159	6,161
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (f)(l)	1,161	1,132
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (f)(l)	5,001	4,804
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (f)(l)	6,489	6,237
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (f)(l)	2,265	2,111
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (f)(l)	3,322	3,116
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (f)(l)	263	244
GreatAmerica Leasing Receivables Funding, LLC, Series 2026-1, Class A3, 4.76% 9/16/2030 (f)(l)	1,000	1,006
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (f)(l)	2,388	2,370
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	1,918	1,925
Kinetic ABS Issuer, LLC, Series 2026-2A, Class A2, 5.834% 6/25/2058 (f)(l)	4,645	4,701
Kinetic ABS Issuer, LLC, Series 2026-2A, Class B, 6.224% 6/25/2058 (f)(l)	520	527
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (f)(l)	4,531	4,469
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (f)(l)	79	79
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (f)(l)	4,075	3,865
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (f)(l)	26,263	21,710
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (f)(l)	509	509
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (f)(l)	322	321
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (f)(l)	693	695
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	2,442	2,347
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (f)(l)	393	391
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (f)(l)	506	499
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.325% 9/15/2039 (f)(l)(m)	438	443
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (f)(l)	603	611
SLAM, Ltd., Series 2026-1A, Class A, 5.547% 7/15/2051 (f)(l)	6,396	6,393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (f)(l)	2,454	2,332
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (f)(l)	798	782
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (f)(l)	421	420

145  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)

Other asset-backed securities (continued)
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (f)(l)	USD676	$664
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (f)(l)	560	548
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (f)(l)	5,200	5,112
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (f)(l)	6,139	6,021
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (f)(l)	729	712
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	2,840	2,842
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	4,155	4,178
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	5,377	5,326
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (f)(l)	944	906
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (f)(l)	445	419
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (f)(l)	621	585
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (f)(l)	1,801	1,697
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (f)(l)	1,842	1,832
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (f)(l)	6,539	6,154
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (f)(l)	1,186	1,094
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (f)(l)	1,240	1,236
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (f)(l)	124	124
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (f)(l)	114	113
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (f)(l)	418	419
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (f)(l)	736	745
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	9,409	9,492
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,462	1,456
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (f)(l)	8,048	8,083
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	2,052	2,033
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (f)(l)	959	960
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (f)(l)	243	244
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (f)(l)	137	137

		224,039

Auto loan 0.63%
Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91% 11/15/2028 (l)	2,289	2,285
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (l)	1,751	1,738
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (f)(l)	232	232
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (f)(l)	2,813	2,827
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (f)(l)	1,005	1,006
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (f)(l)	3,470	3,461
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (f)(l)	29,013	29,242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (f)(l)	4,960	5,075
Bank of America Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (f)(l)	1,211	1,216
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	545	545
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	296	297
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	479	477
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	1,679	1,682
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class B, 4.56% 2/17/2032 (l)	305	304
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	7,626	7,662
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (f)(l)	3,768	3,783
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (f)(l)	2,933	2,949
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (f)(l)	8	8
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (f)(l)	354	354
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	144	144
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	883	883
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	1,118	1,114
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (f)(l)	5,998	6,100
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (f)(l)(m)	13,442	13,586
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (f)(l)	3,235	3,235
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	7,319	7,258
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (f)(l)	67	67
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (f)(l)	2,901	2,899

American Funds Insurance Series  146

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
GLS Auto Receivables Trust, Series 2026-2A, Class A3, 4.33% 11/15/2029 (f)(l)	USD1,174	$1,171
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (f)(l)	462	462
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (f)(l)	446	447
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (f)(l)	8,654	8,904
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	1,058	1,061
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (f)(l)	4,391	4,312
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (f)(l)	4,445	4,413
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (f)(l)	4,585	4,719
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (f)(l)	9,236	9,167
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (f)(l)	685	680
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (f)(l)	429	426
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (f)(l)	4,771	4,817
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (f)(l)	1,448	1,449
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (f)(l)	1,610	1,595
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (f)(l)	993	983
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	2,042	2,050
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (f)(l)	3,632	3,591
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (f)(l)	677	678
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (f)(l)	504	505
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	17	17
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	3,321	3,337
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (l)	1,355	1,357
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (f)(l)	349	349
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (f)(l)	736	738
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (f)(l)	173	173
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (f)(l)	2,447	2,451
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	1,546	1,551
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	1,822	1,835
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (f)(l)	654	652
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (f)(l)	850	851
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (f)(l)	731	731
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (f)(l)	142	142
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (f)(l)	1,552	1,554
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (f)(l)	543	543
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (f)(l)	6,520	6,532
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (f)(l)	1,973	1,988
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	2,618	2,624

		179,284

Credit card 0.11%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (f)(l)	8,500	8,508
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (f)(l)	4,100	4,105
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (f)(l)	2,715	2,721
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	4,171	4,131
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	4,558	4,589
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	3,970	4,004
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (f)(l)	2,043	2,034
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (f)(l)	404	403
Mission Lane Credit Card Master Trust, Series 2026-A, Class A, 4.95% 7/15/2032 (f)(l)	640	637

		31,132

Student loan 0.07%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (f)(l)	2,105	2,111
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (f)(l)	2,179	1,978
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (f)(l)	2,928	2,629
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (f)(l)	3,499	3,295

147  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Student loan (continued)
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (f)(l)	USD1,929	$1,838
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (f)(l)	3,674	3,489
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 4.470% 1/15/2053 (f)(l)(m)	3,102	3,078

		18,418

Collateralized loan obligations 0.04%
Flatiron CLO 28, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.753% 7/15/2036 (f)(l)(m)	3,240	3,240
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.493% 1/15/2033 (f)(l)(m)	2,983	2,984
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.723% 4/15/2034 (f)(l)(m)	3,229	3,231
Trinitas CLO XII, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.718% 4/25/2033 (f)(l)(m)	1,000	1,001

		10,456

Total asset-backed obligations		463,329

Bonds & notes of governments & government agencies outside the U.S. 0.41%
Mexico 0.22%
Eagle Funding LuxCo SARL 5.50% 8/17/2030	18,285	18,382
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (f)	10,645	10,701
United Mexican States 4.75% 4/27/2032	2,305	2,212
United Mexican States 5.375% 3/22/2033	1,295	1,270
United Mexican States 3.50% 2/12/2034	1,790	1,529
United Mexican States 6.875% 5/13/2037	2,720	2,857
United Mexican States 6.25% 8/27/2037	17,535	17,558
United Mexican States 6.625% 1/29/2038	200	205
United Mexican States 6.125% 2/9/2038	937	920
United Mexican States 7.375% 5/13/2055	4,235	4,499
United Mexican States 3.771% 5/24/2061	1,528	920

		61,053

Canada 0.08%
CPPIB Capital, Inc. 2.75% 11/2/2027 (f)	5,914	5,801
OMERS Finance Trust 3.50% 4/19/2032 (f)	3,867	3,669
OMERS Finance Trust 4.00% 4/19/2052 (f)	3,867	3,052
Ontario (Province of) 3.90% 9/4/2030	8,228	8,110

		20,632

Kuwait 0.04%

Kuwait (State of) 4.652% 10/9/2035 (f)	11,750	11,489

United Arab Emirates 0.03%
Abu Dhabi (Emirate of) 3.125% 9/30/2049	4,468	3,020
Abu Dhabi (Emirate of) 3.875% 4/16/2050	7,782	6,009

		9,029

American Funds Insurance Series  148

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.02%
Peru (Republic of) 1.862% 12/1/2032	USD2,525	$2,099
Peru (Republic of) 5.875% 8/8/2054	2,310	2,306
Peru (Republic of) 2.78% 12/1/2060	3,383	1,855

		6,260

Panama 0.02%
Panama (Republic of) 7.50% 3/1/2031	1,765	1,943
Panama (Republic of) 2.252% 9/29/2032	4,306	3,619

		5,562

Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	735	723

Total bonds & notes of governments & government agencies outside the U.S.		114,748

Loans 0.12%
Communication services 0.03%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (m)(o)	2,332	2,341
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (m)(o)	1,215	1,143
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(g)(o)	2,107	2,107
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (m)(o)	1,650	1,129
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (m)(o)	1,280	1,286

		8,006

Information technology 0.03%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (m)(o)	220	225
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (m)(o)	900	552
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (m)(o)	3,076	2,683
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (m)(o)	4,010	4,036
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (m)(o)	104	104

		7,600

Financials 0.02%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(f)(m)(o)	3,785	3,807
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (m)(o)	1,374	1,347
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (m)(o)	41	38
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (m)(o)	2,031	1,894

		7,086

149  American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Loans (continued)

Health care 0.01%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (m)(o)	USD505	$478
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (m)(o)	2,530	2,536

		3,014

Consumer staples 0.01%

TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (m)(o)	2,810	2,822

Consumer discretionary 0.01%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (c)(m)(o)	127	127
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(g)(m)(o)	122	122
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (m)(o)	2,353	2,356

		2,605

Industrials 0.01%

Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (m)(o)	2,798	2,534

Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (m)(o)	559	543
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	640	551
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(g)(m)(o)	648	558
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (c)(g)(k)(m)(o)	1,372	—	(d)

		1,652

Total loans		35,319

Municipals 0.08%
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	4,781	4,665
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	4,808	4,408

		9,073

Illinois 0.01%
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	2,592	2,626

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,900	4,433

American Funds Insurance Series  150

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD5,710	$5,617

Total municipals		21,749

Total bonds, notes & other debt instruments (cost: $8,927,852,000)		8,768,621

Investment funds 2.64%	Shares
Capital Group Central Corporate Bond Fund (p)	89,196,808	747,469

Total investment funds (cost: $742,941,000)		747,469

Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (p)(q)	18,153,356	1,815,154

Total short-term securities (cost: $1,815,118,000)		1,815,154

Total investment securities 101.97% (cost: $20,457,908,000)		28,893,579
Other assets less liabilities (1.97)%		(558,858)

Net assets 100.00%		$28,334,721

Futures contracts
Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)

2 Year U.S. Treasury Note Futures	Long	5,215	10/5/2026	USD1,074,983	$(766)
5 Year U.S. Treasury Note Futures	Long	8,154	10/5/2026	872,860	2,297
10 Year U.S. Treasury Note Futures	Long	1,326	9/30/2026	145,715	591
10 Year Ultra U.S. Treasury Note Futures	Short	1,214	9/30/2026	(136,537)	(1,645)
20 Year U.S. Treasury Bond Futures	Long	2,892	9/30/2026	328,242	8,465
30 Year Ultra U.S. Treasury Bond Futures	Short	705	9/30/2026	(81,890)	(2,226)

					$6,716

Swap contracts
Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.50061%	Annual	11/3/2032	USD74,795	$1,712	$–	$1,712

SOFR	Annual	3.639%	Annual	1/14/2033	USD144,154	2,277	–	2,277

SOFR	Annual	3.6775%	Annual	10/8/2035	USD55,754	1,306	–	1,306

						$5,295	$–	$5,295

151  American Funds Insurance Series

Asset Allocation Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR22,330	$(573)	$(376)	$(197)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD74,027	(5,969)	(5,733)	(236)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	112,022	(2,458)	(1,813)	(645)

					$(9,000)	$(7,922)	$(1,078)

Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Investment funds 2.64%
Capital Group Central Corporate Bond Fund	$846,762	$92,169	$178,000	$(35,998)	$22,536	$747,469	$19,771

Short-term securities 6.40%
Money market investments 6.40%
Capital Group Central Cash Fund 3.70% (q)	1,004,810	4,401,221	3,590,717	9	(169)	1,815,154	22,997

Total 9.04%				$(35,989)	$22,367	$2,562,623	$42,768

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Anthropic, PBC, Class H, preferred shares (a)(c)	5/28/2026	$64,013	$64,013	0.23%

Rotech Healthcare, Inc. (a)(c)	8/22/2014	6,949	12,982	0.05

Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	6,703	6,669	0.02

Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	5,759	5,727	0.02

Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (g)	9/29/2025-3/23/2026	541	608	– (r)

Total		$83,965	$89,999	0.32%

American Funds Insurance Series 152

Asset Allocation Fund (continued)

(a)	Non-income producing.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,564,279,000, which represented 5.52% of the net assets of the fund.

(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $39,040,000, which represented 0.14% of the net assets of the fund.
(i)	Index-linked bond whose principal amount moves with a government price index.
(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(n)	Represents securities transacted on a TBA basis.
(o)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	Rate represents the seven-day yield at 6/30/2026.
(r)	Amount less than 0.01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CME = CME Group

DAC = Designated Activity Company

Fin. = Finance

Fncg. = Financing

GO = General Obligation

PIK = Payment In Kind

REIT = Real Estate Investment Trust

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

153 American Funds Insurance Series

American Funds Global Balanced Fund
Investment portfolio June 30, 2026	unaudited

Common stocks 59.96%	Shares	Value (000)
Information technology 14.16%
Taiwan Semiconductor Manufacturing Co., Ltd.	206,000	$15,819
Broadcom, Inc.	37,752	14,261
NVIDIA Corp.	52,476	10,500
Corning, Inc.	30,396	7,764
Microsoft Corp.	20,145	7,515
Apple, Inc.	12,498	3,616
ASML Holding NV	1,370	2,717
ARM Holdings PLC (ADR) (a)	3,585	1,271
Applied Materials, Inc.	1,691	1,223
Quantinuum, Inc., Class A (a)	10,598	866
Cisco Systems, Inc.	7,341	862
Accenture PLC, Class A	2,486	309

		66,723

Industrials 8.37%
RTX Corp.	35,141	6,667
Union Pacific Corp.	16,981	4,619
Hitachi, Ltd.	147,300	4,093
Volvo AB, Class B	67,610	2,299
BAE Systems PLC	82,086	2,008
TransDigm Group, Inc.	1,505	2,005
Airbus SE, non-registered shares	6,777	1,508
ITOCHU Corp.	125,800	1,447
Rheinmetall AG, non-registered shares	1,262	1,429
Deutsche Post AG	22,170	1,345
General Dynamics Corp.	3,637	1,288
L3Harris Technologies, Inc.	3,462	1,006
United Rentals, Inc.	784	888
Caterpillar, Inc.	818	871
Rolls-Royce Holdings PLC	43,590	837
Bouygues SA	13,919	777
Komatsu, Ltd.	19,300	755
Ryanair Holdings PLC	23,897	748
Bombardier, Inc., Class B (a)	3,171	730
Qantas Airways, Ltd.	93,586	693
Automatic Data Processing, Inc.	2,769	620
Waste Management, Inc.	2,611	582
Safran SA	1,295	512
PACCAR, Inc.	4,096	492
Uber Technologies, Inc. (a)	6,400	462
GFL Environmental, Inc., subordinate voting shares	10,769	396
Northrop Grumman Corp.	736	375

		39,452

Financials 7.97%
B3 SA - Brasil, Bolsa, Balcao	1,532,521	4,313
Banco Bilbao Vizcaya Argentaria SA	144,911	3,635
JPMorgan Chase & Co.	9,054	2,964
Samsung Life Insurance Co., Ltd.	10,377	2,709
Mizuho Financial Group, Inc.	51,200	2,459
ING Groep NV	68,015	2,152
Morgan Stanley	10,213	2,135
Chubb, Ltd.	5,704	1,944
Banco BPM SpA	91,406	1,579
Standard Chartered PLC (GBP denominated)	52,696	1,428
Zurich Insurance Group AG	1,911	1,411
Munchener Ruckversicherungs-Gesellschaft AG	2,388	1,333
BNP Paribas SA	10,447	1,221
Aviva PLC	140,965	1,216

American Funds Insurance Series 154

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)

Financials (continued)
Bajaj Finance, Ltd.	105,957	$1,131
UniCredit SpA	8,454	756
Samsung Fire & Marine Insurance Co., Ltd.	1,816	727
BlackRock, Inc.	731	703
Mastercard, Inc., Class A	1,285	660
AIA Group, Ltd.	71,400	655
Wells Fargo & Co.	7,639	631
U.S. Bancorp	8,575	518
Japan Post Bank Co., Ltd.	25,600	488
Hannover RÃ1⁄4ck SE	1,599	443
HDFC Bank, Ltd.	43,707	370

		37,581

Health care 6.60%
Eli Lilly and Co.	6,393	7,668
Vertex Pharmaceuticals, Inc. (a)	11,056	5,492
Gilead Sciences, Inc.	18,176	2,297
UnitedHealth Group, Inc.	5,003	2,080
EssilorLuxottica SA	10,607	1,990
Daiichi Sankyo Co., Ltd.	106,500	1,709
Abbott Laboratories	15,807	1,434
Alnylam Pharmaceuticals, Inc. (a)	3,819	1,150
Sanofi	13,216	1,129
Argenx SE, non-registered shares (a)	1,119	1,038
Stryker Corp.	3,282	1,033
Medtronic PLC	12,876	1,007
CVS Health Corp.	8,877	918
Molina Healthcare, Inc. (a)	3,415	781
BioMarin Pharmaceutical, Inc. (a)	10,659	610
AstraZeneca PLC (GBP denominated)	2,554	478
GE HealthCare Technologies, Inc.	4,863	311

		31,125

Materials 4.92%
Grupo Mexico, SAB de CV, Series B	282,948	3,208
Franco-Nevada Corp.	9,049	1,886
Franco-Nevada Corp. (CAD denominated)	2,941	614
Linde PLC	4,496	2,333
Vale SA, ordinary nominative shares	71,480	1,078
Vale SA (ADR), ordinary nominative shares	51,629	777
Smurfit Westrock PLC	38,239	1,769
Anglo American PLC	35,432	1,735
Newmont Corp.	18,443	1,723
Lundin Gold, Inc.	31,853	1,718
Freeport-McMoRan, Inc.	25,659	1,614
Lundin Mining Corp.	57,294	1,396
Air Products and Chemicals, Inc.	4,491	1,317
Southern Copper Corp.	3,900	680
Agnico Eagle Mines, Ltd. (CAD denominated)	3,410	530
Air Liquide SA	2,542	503
Celanese Corp.	4,289	197
LunR Royalties Corp. (a)	6,768	90

		23,168

Utilities 4.71%
Dominion Energy, Inc.	77,410	5,287
DTE Energy Co.	18,456	2,812
National Grid PLC	120,974	2,003

155 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)

Utilities (continued)
Constellation Energy Corp.	7,776	$1,931
Power Grid Corp. of India, Ltd.	569,441	1,732
Duke Energy Corp.	13,590	1,720
Pinnacle West Capital Corp.	15,099	1,616
Xcel Energy, Inc.	17,982	1,444
E.ON SE	64,471	1,330
CenterPoint Energy, Inc.	28,279	1,246
NextEra Energy, Inc.	6,537	574
Engie SA	16,259	513

		22,208

Consumer discretionary 3.85%
Amazon.com, Inc. (a)	24,278	5,786
Compagnie Generale des Etablissements Michelin	80,981	3,128
Starbucks Corp.	21,639	2,211
Midea Group Co., Ltd., Class A	161,550	1,797
Compagnie Financiere Richemont SA, Class A	6,287	1,459
Maruti Suzuki India, Ltd.	9,082	1,359
Royal Caribbean Cruises, Ltd.	3,432	1,090
Viking Holdings, Ltd. (a)	6,825	714
Accor SA	9,987	581

		18,125

Communication services 3.66%
Alphabet, Inc., Class A	20,814	7,438
Alphabet, Inc., Class C	7,139	2,523
Meta Platforms, Inc., Class A	4,326	2,437
AT&T, Inc.	113,059	2,340
Comcast Corp., Class A	39,509	970
Omnicom Group, Inc.	11,620	846
Netflix, Inc. (a)	8,833	631
Versant Media Group, Inc., Class A	1,665	60

		17,245

Consumer staples 3.18%
Philip Morris International, Inc.	27,768	5,024
Imperial Brands PLC	104,123	3,850
British American Tobacco PLC	47,640	2,938
Altria Group, Inc.	19,061	1,371
Nestle SA	9,372	962
Sysco Corp.	9,796	819

		14,964

Energy 2.53%
Canadian Natural Resources, Ltd. (CAD denominated)	140,306	5,552
EOG Resources, Inc.	14,180	1,839
Shell PLC (GBP denominated)	44,383	1,719
Chevron Corp.	6,600	1,094
Expand Energy Corp.	6,745	615
Cameco Corp. (CAD denominated)	5,638	575
Baker Hughes Co., Class A	9,492	527

		11,921

American Funds Insurance Series 156

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Real estate 0.01%
CTP NV	2,867	$52

Total common stocks (cost: $185,222,000)		282,564

Preferred securities 0.28%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	163,650	1,337

Total preferred securities (cost: $1,497,000)		1,337

Convertible stocks 0.89%
Communication services 0.33%
Alphabet, Inc., Class A, convertible preferred shares, 6.25% 5/15/2029	15,500	789
Alphabet, Inc., Class B, convertible preferred shares, 6.25% 5/15/2029	15,500	779

		1,568

Utilities 0.29%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027	27,600	1,372

Financials 0.27%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	20,865	1,271

Total convertible stocks (cost: $4,444,000)		4,211

Bonds, notes & other debt instruments 30.88%	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 12.04%
Japan 1.91%
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	520
Japan, Series 346, 0.10% 3/20/2027	134,150	819
Japan, Series 474, 0.70% 7/1/2027	53,050	325
Japan, Series 352, 0.10% 9/20/2028	78,500	469
Japan, Series 358, 0.10% 3/20/2030	37,400	217
Japan, Series 363, 0.10% 6/20/2031	132,850	747
Japan, Series 373, 0.60% 12/20/2033	55,750	303
Japan, Series 152, 1.20% 3/20/2035	284,700	1,572
Japan, Series 176, 0.50% 3/20/2041	92,050	385
Japan, Series 179, 0.50% 12/20/2041	96,300	392
Japan, Series 42, 1.70% 3/20/2044	86,550	408
Japan, Series 192, 2.40% 3/20/2045	165,550	860
Japan, Series 74, 1.00% 3/20/2052	63,400	208
Japan, Series 76, 1.40% 9/20/2052	41,100	150
Japan, Series 77, 1.60% 12/20/2052	76,750	294
Japan, Series 90, 3.70% 3/20/2056	226,900	1,350

		9,019

Germany 1.33%
Germany (Federal Republic of) 0% 8/15/2030	EUR2,459	2,535
Germany (Federal Republic of) 0% 2/15/2032	540	533
Germany (Federal Republic of) 1.70% 8/15/2032	674	730
Germany (Federal Republic of) 2.30% 2/15/2033	300	335
Germany (Federal Republic of) 1.00% 5/15/2038	180	164

157 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (continued)
Germany (Federal Republic of) 0% 8/15/2050	EUR300	$152
Germany (Federal Republic of) 0% 8/15/2052	290	138
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	1,500	1,674

		6,261

Supra National 0.94%
European Bank for Reconstruction and Development 6.75% 1/13/2032	INR43,800	451
European Investment Bank 0.375% 9/15/2027	EUR110	123
European Investment Bank 6.95% 3/1/2029	INR5,700	59
European Investment Bank 0.25% 1/20/2032	EUR860	855
European Investment Bank 7.40% 10/23/2033	INR19,300	205
European Investment Bank 2.875% 1/15/2035	EUR45	51
European Union 2.50% 10/14/2030	40	45
European Union 2.75% 12/13/2032	70	79
European Union 3.375% 10/4/2039	40	45
European Union 3.625% 12/12/2040	1,475	1,682
European Union 4.00% 10/12/2055	300	342
Inter-American Development Bank 7.00% 1/25/2029	INR22,000	230
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	169
International Finance Corp. 0% 4/26/2052	MXN18,660	105

		4,441

United Kingdom 0.85%
United Kingdom 1.25% 7/22/2027	GBP410	528
United Kingdom 1.00% 1/31/2032	750	830
United Kingdom 4.25% 6/7/2032	515	680
United Kingdom 3.25% 1/31/2033	330	407
United Kingdom 4.75% 10/22/2035	270	358
United Kingdom 3.25% 1/22/2044	504	510
United Kingdom 1.25% 7/31/2051	413	233
United Kingdom 4.375% 7/31/2054	205	228
United Kingdom 2.50% 7/22/2065	340	239

		4,013

Italy 0.82%
Italy (Republic of) 1.35% 4/1/2030	EUR250	271
Italy (Republic of) 4.40% 5/1/2033	10	12
Italy (Republic of) 4.35% 11/1/2033	740	903
Italy (Republic of) 4.20% 3/1/2034	900	1,088
Italy (Republic of) 3.65% 8/1/2035	795	918
Italy (Republic of) 4.50% 10/1/2053	210	246
Italy (Republic of) 4.30% 10/1/2054	220	249
Italy (Republic of) 4.65% 10/1/2055	160	190

		3,877

China 0.67%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	86
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	4,300	665
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	2,410	373
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	360	61
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	1,520	209
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	158
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,290
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	317

		3,159

American Funds Insurance Series 158

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Peru 0.63%
Peru (Republic of) 7.60% 8/12/2039	PEN9,509	$2,983

France 0.60%
French Republic O.A.T. 0.75% 2/25/2028	EUR410	454
French Republic O.A.T. 0% 11/25/2030	1,320	1,330
French Republic O.A.T. 2.00% 11/25/2032	430	458
French Republic O.A.T. 3.80% 6/25/2037	150	173
French Republic O.A.T. 3.25% 5/25/2045	160	162
French Republic O.A.T. 3.75% 5/25/2056	225	228

		2,805

Spain 0.52%
Spain (Kingdom of) 0% 1/31/2027	335	377
Spain (Kingdom of) 0.80% 7/30/2027	490	550
Spain (Kingdom of) 0.50% 10/31/2031	165	167
Spain (Kingdom of) 3.15% 4/30/2033	227	262
Spain (Kingdom of) 3.55% 10/31/2033	370	436
Spain (Kingdom of) 3.25% 4/30/2034	75	87
Spain (Kingdom of) 3.45% 10/31/2034	145	169
Spain (Kingdom of) 3.30% 4/30/2036	90	103
Spain (Kingdom of) 3.40% 10/31/2036	245	281

		2,432

Brazil 0.51%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL2,230	399
Brazil (Federative Republic of) 10.00% 1/1/2031	4,118	694
Brazil (Federative Republic of) 10.00% 1/1/2035	6,188	963
Brazil (Federative Republic of) 6.00% 8/15/2040 (b)	237	39
Brazil (Federative Republic of) 6.00% 8/15/2050 (b)	1,712	274
Brazil (Federative Republic of) 6.00% 8/15/2060 (b)	237	38

		2,407

Australia 0.48%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD465	281
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	453
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	905	591
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	129	81
New South Wales Treasury Corp. 5.25% 10/17/2034	582	407
New South Wales Treasury Corp. 4.25% 2/20/2036	340	217
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR200	228

		2,258

Hungary 0.46%
Hungary (Republic of) 3.00% 8/21/2030	HUF598,580	1,782
Hungary (Republic of) 3.00% 4/25/2041	101,720	255
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	122

		2,159

South Korea 0.42%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	221

159 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
South Korea (continued)
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	KRW1,830,410	$1,197
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	258,730	168
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	691,550	417

		2,003

Colombia 0.36%
Colombia (Republic of) 8.00% 4/20/2033	USD1,330	1,459
Colombia (Republic of), Series B, 12.00% 3/13/2058	COP785,300	228

		1,687

Canada 0.32%
Canada (Government of) 3.50% 3/1/2028	CAD1,119	799
Canada (Government of) 1.50% 12/1/2031	60	39
Nova Scotia (Province of) 3.15% 12/1/2051	170	94
Ontario (Province of) 4.05% 4/16/2031	USD150	148
Quebec Canada (Province of) 4.375% 7/2/2031	GBP328	433

		1,513

Greece 0.29%
Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	98
Greece (Hellenic Republic of) 3.375% 6/16/2036	540	609
Greece (Hellenic Republic of) 4.125% 6/15/2054	500	561

		1,344

Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	307
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	185	211

		518

Czech Republic 0.10%
Czech Republic, Series 154, 4.50% 11/11/2032	CZK9,930	474

Indonesia 0.09%
Indonesia (Republic of), Series FR87, 6.50% 2/15/2031	IDR1,253,000	68
Indonesia (Republic of), Series FR96, 7.00% 2/15/2033	2,543,000	140
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	1,026,000	55
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	2,889,000	157

		420

Finland 0.09%
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR348	402

Austria 0.08%
Austria (Republic of) 0% 2/20/2031	370	373

American Funds Insurance Series 160

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Portugal 0.07%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	EUR50	$52
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	175	200
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	70	76

		328

South Africa 0.06%
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	ZAR4,515	279

Mexico 0.05%
United Mexican States 6.125% 2/9/2038	USD200	196
United Mexican States, Series M, 8.00% 7/31/2053	MXN881	43

		239

Panama 0.04%
Panama (Republic of) 6.40% 2/14/2035	USD200	212

Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	EUR100	112
Ireland (Republic of) 3.00% 10/18/2043	80	87

		199

Saudi Arabia 0.04%
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (c)	USD200	197

Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR160	183

Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	120	147

Philippines 0.03%
Philippines (Republic of) 0.875% 5/17/2027	110	123

Netherlands 0.03%
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	119

Poland 0.02%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	104

Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	59

Total bonds & notes of governments & government agencies outside the U.S.		56,737

Corporate bonds and notes 6.87%
Financials 2.14%
200 Park Funding Trust 5.74% 2/15/2055 (c)	USD100	98
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR230	250

161 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Financials (continued)
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (d)	EUR100	$119
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (d)	USD211	218
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	EUR100	118
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (d)	100	119
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (c)(d)	USD200	197
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (d)	GBP100	139
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (d)	EUR235	276
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (d)	USD200	196
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)	200	216
BNP Paribas SA 1.625% 7/2/2031	EUR200	208
BPCE SA 4.50% 1/13/2033	100	119
BPCE SA 3.625% 10/1/2033 (3-month EUR-EURIBOR + 1.20% on 10/1/2032) (d)	200	227
BPCE SA 5.125% 1/25/2035 (5-year EUR Mid-Swap + 2.50% on 1/25/2030) (d)	100	119
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (c)(d)	USD250	245
Brown & Brown, Inc. 5.55% 6/23/2035	7	7
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	200	205
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR300	351
CaixaBank SA 3.875% 1/20/2037 (3-month EUR-EURIBOR + 1.08% on 1/20/2036) (d)	100	115
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD20	17
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	70	70
Commerzbank Aktiengesellschaft 4.00% 7/16/2032 (3-month EUR-EURIBOR + 1.25% on 7/16/2031) (d)	EUR100	117
Corebridge Financial, Inc. 3.90% 4/5/2032	USD59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	160	159
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (d)	EUR200	216
Deutsche Bank AG 1.375% 2/17/2032 (3-month EUR-EURIBOR + 1.50% on 2/17/2031) (d)	100	104
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (d)	USD150	150
Deutsche Bank AG 4.45% 5/15/2041 (5-year EUR-ICE Swap EURIBOR + 1.55% on 5/15/2036) (d)	EUR100	114
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (d)	GBP100	133
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	EUR100	120
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	USD135	138
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (d)	190	190
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	160	156
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	360	373
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	200	197
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	290	323
HSBC Holdings PLC 4.599% 3/22/2035 (5-year EUR-ICE Swap EURIBOR + 1.85% on 3/22/2030) (d)	EUR170	200
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (d)	100	125
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (d)	400	465
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	USD85	85
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	280	247
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	220	226
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	110	107
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	25	24
KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030) (d)	EUR100	118
KfW 2.375% 6/29/2029	40	45
Lloyds Banking Group PLC 4.00% 5/9/2035 (5-year EUR-ICE Swap EURIBOR + 1.90% on 5/9/2030) (d)	170	196
Mastercard, Inc. 2.00% 11/18/2031	USD102	90
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (d)	294	300
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	150	153
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	185	181
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	25	25
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (d)	EUR175	188
New York Life Insurance Co. 3.75% 5/15/2050 (c)	USD23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	65	72
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	25	26

American Funds Insurance Series 162

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Financials (continued)
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	USD280	$282
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (c)(d)	330	334
Toronto-Dominion Bank (The) 4.808% 6/3/2030	75	75
UniCredit SpA 3.776% 4/16/2032 (3-month EUR-EURIBOR + 0.95% on 4/16/2031) (d)	EUR150	173
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)(e)	150	175

		10,103

Utilities 1.00%
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD196	157
Amprion Gmbh 3.971% 9/22/2032	EUR300	352
Consumers Energy Co. 5.125% 5/1/2036	USD125	125
Duke Energy Corp. 3.75% 4/1/2031	EUR100	116
Electricite de France SA 4.25% 1/25/2032	100	119
Electricite de France SA 4.00% 5/7/2037	100	115
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (d)	200	225
Electricite de France SA 3.375% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030) (d)	200	221
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (d)	200	246
Enel Finance International NV 2.125% 7/12/2028 (c)	USD200	190
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (d)	EUR150	170
Enfragen Energia Sur SA 5.375% 12/30/2030	USD196	185
Engie SA 7.00% 10/30/2028	GBP50	70
Generadora de Gatun SA 6.874% 9/30/2044 (c)	USD600	620
Interstate Power and Light Co. 2.30% 6/1/2030	50	46
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	EUR100	114
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (d)	220	248
Pacific Gas and Electric Co. 6.15% 1/15/2033	USD3	3
Pacific Gas and Electric Co. 6.00% 8/15/2035	60	62
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	100
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	91
PacifiCorp 5.80% 4/15/2036	55	57
PacifiCorp 5.80% 1/15/2055	145	138
Public Service Co. of Colorado 2.70% 1/15/2051	125	75
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR100	114
Southern California Edison Co. 5.45% 3/1/2035	USD90	90
SP Transmission PLC 2.00% 11/13/2031	GBP100	115
TenneT Netherlands BV 3.25% 4/1/2036	EUR100	115
Veolia Environnement SA, 2.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.081% on 2/15/2028) (d)	200	223
Xcel Energy, Inc. 3.35% 12/1/2026	USD200	199

		4,701

Energy 0.81%
Ecopetrol SA 8.625% 1/19/2029	325	345
Empresa Nacional del Petroleo 5.95% 7/30/2034 (c)	200	204
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (c)	200	200
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (c)	200	197
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (c)	225	230
Petroleos Mexicanos 7.47% 11/12/2026	MXN2,587	147
Petroleos Mexicanos 6.84% 1/23/2030	USD2,125	2,184

163 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD80	$67
Raizen Fuels Finance SA 6.45% 3/5/2034	200	111
TotalEnergies Capital SA 5.488% 4/5/2054	85	82

		3,792

Communication services 0.76%
Alphabet, Inc. 3.45% 5/11/2032	EUR100	115
America Movil, SAB de CV, 10.125% 1/22/2029	MXN9,100	542
America Movil, SAB de CV, 9.50% 1/27/2031	2,000	117
America Movil, SAB de CV, 10.30% 1/30/2034	2,000	120
AT&T, Inc. 2.75% 6/1/2031	USD165	150
AT&T, Inc. 5.20% 11/18/2033	GBP100	131
AT&T, Inc. 2.55% 12/1/2033	USD64	54
CCO Holdings, LLC 4.25% 1/15/2034 (c)	400	339
CCO Holdings, LLC 7.375% 2/1/2036 (c)	340	334
Charter Communications Operating, LLC 6.55% 6/1/2034	28	29
Charter Communications Operating, LLC 5.85% 12/1/2035	219	212
Charter Communications Operating, LLC 4.80% 3/1/2050	53	40
Charter Communications Operating, LLC 5.25% 4/1/2053	64	50
Charter Communications Operating, LLC 6.70% 12/1/2055	47	45
Comcast Corp. 0.25% 9/14/2029	EUR250	263
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	55
Orange 3.625% 11/16/2031	EUR100	116
Orange 5.625% 1/23/2034	GBP90	122
T-Mobile USA, Inc. 2.05% 2/15/2028	USD200	192
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR100	113
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	115
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	149
Verizon Communications, Inc. 2.355% 3/15/2032	USD100	87
Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	98

		3,588

Industrials 0.51%
Boeing Co. (The) 6.298% 5/1/2029	USD95	99
Boeing Co. (The) 6.528% 5/1/2034	604	657
Canadian Pacific Railway Co. 3.00% 12/2/2041	42	31
Canadian Pacific Railway Co. 3.10% 12/2/2051	129	84
Carrier Global Corp. 2.493% 2/15/2027	7	7
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR100	115
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD200	191
Holding Dinfrastructures de Transport Sas 3.375% 4/21/2029	EUR200	229
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (c)	USD73	74
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (c)	200	199
RTX Corp. 4.125% 11/16/2028	100	99
RTX Corp. 6.10% 3/15/2034	55	59
RTX Corp. 4.50% 6/1/2042	70	63
Sumisho Air Lease Corp. 4.50% 3/24/2029 (c)	95	94
Sumisho Air Lease Corp. 4.85% 3/24/2031 (c)	45	45
Tyco Electronics Group SA 4.875% 2/9/2036	210	206
Veralto Corp. 4.15% 9/19/2031	EUR100	118
Veralto Corp. 5.45% 9/18/2033	USD40	41

		2,411

Consumer staples 0.46%
Altria Group, Inc. 2.20% 6/15/2027	EUR170	193
BAT Capital Corp. 3.215% 9/6/2026	USD62	62

American Funds Insurance Series 164

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Consumer staples (continued)
BAT Capital Corp. 3.557% 8/15/2027	USD105	$104
BAT Capital Corp. 3.462% 9/6/2029	75	72
BAT Capital Corp. 5.625% 8/15/2035	588	606
Campbell’s Co. (The) 4.75% 3/23/2035	47	44
Coca-Cola Co. 4.65% 8/14/2034	61	61
Coca-Cola Co. 3.75% 8/15/2053	EUR125	132
Mars, Inc. 5.20% 3/1/2035 (c)	USD105	106
Minerva Luxembourg SA 8.875% 9/13/2033	200	207
Philip Morris International, Inc. 4.00% 10/29/2030	60	59
Philip Morris International, Inc. 5.75% 11/17/2032	510	534

		2,180

Consumer discretionary 0.40%
Amazon.com, Inc. 4.55% 3/13/2033	77	76
BMW International Investment BV 4.75% 9/4/2030	GBP100	133
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR200	229
Ford Motor Credit Co., LLC 5.42% 4/9/2031	USD200	198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	205
General Motors Financial Co., Inc. 3.70% 7/14/2031 (e)	EUR285	327
General Motors Financial Co., Inc. 5.90% 1/7/2035	USD140	144
Hyundai Capital America 2.875% 6/26/2028	EUR100	114
Hyundai Capital America 5.10% 6/24/2030 (c)	USD72	72
Hyundai Capital America 4.50% 9/18/2030 (c)	100	98
McDonalds Corp. 1.60% 3/15/2031 (e)	EUR100	106
Sands China, Ltd. 4.375% 6/18/2030	USD200	194

		1,896

Health care 0.32%
AbbVie, Inc. 5.05% 3/15/2034	25	25
AbbVie, Inc. 4.75% 3/15/2036	18	18
AbbVie, Inc. 5.35% 3/15/2044	25	24
AbbVie, Inc. 5.40% 3/15/2054	25	24
AbbVie, Inc. 5.50% 3/15/2064	25	24
Amgen, Inc. 2.20% 2/21/2027	200	197
Amgen, Inc. 4.20% 3/1/2033	200	192
Amgen, Inc. 5.65% 3/2/2053	165	161
Baxter International, Inc. 5.65% 12/15/2035	30	30
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	59
CVS Health Corp. 5.40% 6/1/2029	125	128
Danaher Corp. 3.625% 4/29/2034	EUR100	115
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	USD33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	107	106
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	20
Stryker Corp. 5.20% 2/10/2035	10	10
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	114
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD150	148
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	64

		1,492

Materials 0.26%
Braskem Netherlands Finance BV 4.50% 1/31/2030	220	127
Braskem Netherlands Finance BV 8.50% 1/12/2031	400	251
Nickel Industries, Ltd. 9.00% 9/30/2030 (c)	200	205
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (d)(f)	285	287

165 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(d)(f)	USD48	$48
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
Verallia SAS 3.875% 11/4/2032	EUR200	222

		1,230

Information technology 0.12%
Amphenol Corp. 3.125% 6/16/2032	100	113
Broadcom, Inc. 4.00% 4/15/2029 (c)	USD21	21
Broadcom, Inc. 4.15% 11/15/2030	30	29
Broadcom, Inc. 3.469% 4/15/2034	123	110
Oracle Corp. 2.65% 7/15/2026	216	216
Oracle Corp. 5.20% 9/26/2035	57	53

		542

Real estate 0.09%
American Tower Corp. 0.875% 5/21/2029	EUR130	139
FibraSOMA 7.125% 5/28/2036 (c)	USD305	304

		443

Total corporate bonds and notes		32,378

U.S. Treasury bonds & notes 6.65%
U.S. Treasury 5.95%
U.S. Treasury 4.50% 4/15/2027	1,106	1,110
U.S. Treasury 3.75% 4/30/2027	950	948
U.S. Treasury 3.75% 6/30/2027	1,510	1,505
U.S. Treasury 4.00% 6/30/2028 (g)	4,237	4,224
U.S. Treasury 4.625% 9/30/2028	1,789	1,806
U.S. Treasury 4.125% 3/31/2029	778	777
U.S. Treasury 3.50% 9/30/2029	714	700
U.S. Treasury 4.00% 2/28/2030	1,038	1,032
U.S. Treasury 4.00% 5/31/2030	1,090	1,083
U.S. Treasury 3.875% 6/30/2030	2,117	2,093
U.S. Treasury 3.50% 11/30/2030	700	680
U.S. Treasury 3.875% 3/31/2031	865	853
U.S. Treasury 2.875% 5/15/2032	1,176	1,092
U.S. Treasury 4.25% 3/31/2033	400	399
U.S. Treasury 4.625% 2/15/2035 (g)	1,544	1,569
U.S. Treasury 4.25% 5/15/2035	326	322
U.S. Treasury 4.25% 8/15/2035	900	889
U.S. Treasury 4.00% 11/15/2035	2,540	2,457
U.S. Treasury 4.125% 2/15/2036	710	693
U.S. Treasury 1.875% 2/15/2041	285	198
U.S. Treasury 2.25% 5/15/2041	1,273	928
U.S. Treasury 2.875% 11/15/2046	200	146
U.S. Treasury 1.25% 5/15/2050	1,675	797
U.S. Treasury 1.375% 8/15/2050	950	466
U.S. Treasury 2.375% 5/15/2051	510	319
U.S. Treasury 2.00% 8/15/2051	560	319
U.S. Treasury 4.00% 11/15/2052	270	231
U.S. Treasury 3.625% 2/15/2053	149	119
U.S. Treasury 4.25% 8/15/2054	320	286

		28,041

American Funds Insurance Series 166

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 0.70%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (b)	USD359	$353
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (b)	713	721
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	278	195
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	1,303	1,201
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	904	834

		3,304

Total U.S. Treasury bonds & notes		31,345

Mortgage-backed obligations 4.64%
Federal agency mortgage-backed obligations 3.08%
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (h)	468	374
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (h)	187	190
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (h)	296	300
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (h)	323	331
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (h)	9	9
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (h)	17	17
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (h)	12	12
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (h)	542	555
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (h)	83	84
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (h)	60	62
Fannie Mae Pool #DB8491 5.50% 7/1/2054 (h)	436	440
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (h)	168	170
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (h)	125	127
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (h)	25	25
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (h)	20	21
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (h)	78	78
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (h)	65	67
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (h)	59	60
Fannie Mae Pool #DC0495 5.50% 9/1/2054 (h)	251	252
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (h)	2	2
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (h)	419	429
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (h)	74	76
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	9	9
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (h)	256	246
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (h)	12	12
Fannie Mae Pool #DD0782 5.50% 3/1/2055 (h)	26	26
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (h)	92	91
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (h)	48	47
Fannie Mae Pool #DF7614 6.50% 12/1/2055 (h)	81	85
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (h)	315	252
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (h)	340	272
Freddie Mac Pool #SL1880 6.50% 11/1/2053 (h)	10	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (h)	396	399
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (h)	169	170
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (h)	38	39
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (h)	70	73
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (h)	33	33
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (h)	91	94
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (h)	54	56
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (h)	46	48
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (h)	18	18
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (h)	4	4
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (h)	94	97
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (h)	65	68
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (h)	65	67
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (h)	43	45
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (h)	28	28
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	57	57

167 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (h)	USD194	$192
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (h)	51	51
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (h)	1	1
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (h)	133	141
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (h)	122	122
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (h)	41	41
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (h)	85	84
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (h)	226	222
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (h)	312	330
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (h)	576	567
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (h)	745	714
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (h)(i)	206	164
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (h)(i)	1,047	950
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (h)(i)	1,587	1,521
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (h)(i)	1,502	1,476
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (h)(i)	125	125
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (h)(i)	89	92
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (h)(i)	299	315
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (h)(i)	658	646
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (h)(i)	86	87
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (h)(i)	603	634

		14,503

Collateralized mortgage-backed obligations (privately originated) 0.77%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(h)(j)	56	56
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (c)(h)(j)	104	105
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (c)(h)(j)	40	40
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (c)(h)(j)	22	22
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (c)(h)(j)	55	55
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (c)(h)(j)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (c)(h)(j)	16	16
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (c)(h)(j)	13	13
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (c)(h)(j)	370	370
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (c)(h)(j)	230	230
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (c)(h)(j)	19	19
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (c)(h)(j)	206	206
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (c)(h)(j)	129	129
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(d)(h)	145	145
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (c)(d)(h)	320	321
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(d)(h)	85	85
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(d)(h)	88	88
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(h)(j)	78	72
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(h)(j)	225	223
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(d)(h)	56	57
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(d)(h)	105	106

American Funds Insurance Series 168

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(d)(h)	USD147	$148
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(d)(h)	160	161
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (c)(h)(j)	100	100
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (c)(d)(h)	93	92
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(d)(h)	164	165
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (c)(d)(h)	82	83
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(h)(j)	70	70
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(d)(h)	104	103
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (c)(h)(j)	241	238

		3,635

Commercial mortgage-backed securities 0.59%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (h)(j)	55	56
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(h)	140	141
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (c)(h)(j)	335	336
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (c)(h)(j)	298	299
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(h)(j)	100	102
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(h)(j)	135	137
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(h)(j)	189	187
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (c)(h)(j)	24	24
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (c)(h)(j)	100	100
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (c)(h)(j)	157	161
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(h)(j)	100	101
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(h)(j)	131	133
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (c)(h)(j)	295	295
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (c)(h)(j)	49	49
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (c)(h)(j)	128	127
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (c)(h)(j)	555	552

		2,800

Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037 (h)	DKK379	54
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (h)	1,016	142
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (h)	4,768	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050 (h)	429	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (h)	520	63
Realkredit Danmark AS 1.00% 10/1/2053 (h)	173	20

		931

Total mortgage-backed obligations		21,869

Asset-backed obligations 0.61%
Other asset-backed securities 0.34%
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(h)	USD312	307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	86	87
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(h)	52	52
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(h)	208	209
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	100	101
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(h)	191	190
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(h)	56	56

169 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Other asset-backed securities (continued)
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(h)	USD250	$247
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(h)	231	233
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(h)	112	112

		1,594

Auto loan 0.12%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (c)(h)	83	84
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (c)(h)	148	151
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(h)	100	100
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (c)(h)	220	218

		553

Collateralized loan obligations 0.08%	250	250
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (c)(h)(j)
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (c)(h)(j)	115	115

		365

Credit card 0.06%
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (c)(h)	100	99
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	100	100
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	100	100

		299

Student loan 0.01%
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (c)(h)(j)	54	54

Total asset-backed obligations		2,865

Federal agency bonds & notes 0.04%

Export-Import Bank of Thailand 5.354% 5/16/2029	200	204

Municipals 0.03%

Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	56

Total municipals		129

Total bonds, notes & other debt instruments (cost: $149,495,000)		145,527

Investment funds 0.91%	Shares
Capital Group Central Corporate Bond Fund (k)	511,772	4,289

Total investment funds (cost: $4,066,000)		4,289

American Funds Insurance Series  170

American Funds Global Balanced Fund (continued)

Short-term securities 7.46%	Shares	Value (000)

Money market investments 7.46%

Capital Group Central Cash Fund 3.70% (k)(l)	351,527	$35,149

Total short-term securities (cost: $35,149,000)		35,149

Total investment securities 100.38% (cost: $379,873,000)		473,077
Other assets less liabilities (0.38)%		(1,812)

Net assets 100.00%		$471,265

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month CORRA Futures	Short	4	9/16/2026	USD(689)	$1
3 Month SONIA Futures	Long	1	3/17/2027	318	2
2 Year Italy Government Bond Futures	Long	74	9/10/2026	9,051	9
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	10	9/29/2026	743	1
2 Year U.S. Treasury Note Futures	Long	136	10/5/2026	28,034	(31)
3 Year Australian Treasury Bond Futures	Short	101	9/16/2026	(7,314)	(32)
5 Year Euro-Bobl Futures	Long	11	9/10/2026	1,450	9
5 Year Canadian Government Bond Futures	Long	13	9/29/2026	1,037	5
5 Year U.S. Treasury Note Futures	Long	173	10/5/2026	18,519	45
10 Year Italy Government Bond Futures	Long	18	9/10/2026	2,455	20
10 Year French Government Bond Futures	Short	3	9/10/2026	(411)	(2)
10 Year Euro-Bund Futures	Short	28	9/10/2026	(4,074)	(41)
10 Year Australian Treasury Bond Futures	Long	52	9/15/2026	3,954	55
10 Year Japanese Government Bond Futures	Short	1	9/24/2026	(786)	(2)
10 Year Canadian Government Bond Futures	Long	3	9/29/2026	256	3
10 Year U.S. Treasury Note Futures	Long	14	9/30/2026	1,538	– (m)
10 Year UK Gilt Futures	Long	8	9/30/2026	947	16
10 Year Ultra U.S. Treasury Note Futures	Short	24	9/30/2026	(2,699)	(9)
20 Year U.S. Treasury Bond Futures	Long	17	9/30/2026	1,929	33
30 Year Euro-Buxl Futures	Short	1	9/10/2026	(127)	(3)
30 Year Ultra U.S. Treasury Bond Futures	Long	25	9/30/2026	2,904	88

					$166

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

USD	324	THB	10,525	Standard Chartered Bank	7/6/2026	$ 7
THB	10,525	USD	324	Citibank	7/6/2026	(7)
AUD	525	USD	364	RBC Capital Markets	7/7/2026	(1)
ZAR	5,630	USD	343	JPMorgan Chase	7/8/2026	– (m)
USD	2,188	KRW	3,282,315	Citibank	7/10/2026	66
USD	5,473	GBP	4,076	Morgan Stanley	7/10/2026	66
USD	1,582	AUD	2,244	JPMorgan Chase	7/10/2026	29
USD	4,548	CNH	30,747	RBC Capital Markets	7/10/2026	18
USD	1,138	EUR	980	Citibank	7/10/2026	17

171 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)
Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

USD	851	CAD	1,185	Standard Chartered Bank	7/10/2026	$15
COP	1,047,070	USD	291	Citibank	7/10/2026	14
USD	417	SEK	3,900	RBC Capital Markets	7/10/2026	14
USD	692	CHF	550	Goldman Sachs	7/10/2026	11
USD	1,466	MXN	25,470	RBC Capital Markets	7/10/2026	11
USD	1,017	HUF	313,860	Citibank	7/10/2026	9
USD	488	HUF	149,760	Standard Chartered Bank	7/10/2026	7
USD	326	JPY	52,000	Citibank	7/10/2026	6
USD	70	NOK	651	Bank of New York Mellon	7/10/2026	4
USD	106	PLN	390	Citibank	7/10/2026	3
ZAR	4,470	USD	270	Goldman Sachs	7/10/2026	2
EUR	186	CAD	300	Goldman Sachs	7/10/2026	1
USD	82	ILS	240	HSBC Bank	7/10/2026	1
USD	68	RON	310	HSBC Bank	7/10/2026	1
USD	125	SGD	160	HSBC Bank	7/10/2026	1
USD	1,524	PEN	5,212	Citibank	7/10/2026	– (m)
CAD	241	EUR	150	Morgan Stanley	7/10/2026	(1)
USD	429	IDR	7,740,641	Goldman Sachs	7/10/2026	(3)
AUD	310	USD	219	Citibank	7/10/2026	(4)
NOK	1,661	EUR	150	RBC Capital Markets	7/10/2026	(4)
BRL	1,850	USD	364	Morgan Stanley	7/10/2026	(6)
EUR	1,242	GBP	1,075	HSBC Bank	7/10/2026	(6)
JPY	317,490	EUR	1,720	Citibank	7/10/2026	(12)
CLP	905,350	USD	1,021	Citibank	7/10/2026	(39)
USD	709	GBP	530	Morgan Stanley	7/13/2026	6
USD	255	CAD	355	Morgan Stanley	7/13/2026	5
USD	755	BRL	3,931	Goldman Sachs	7/13/2026	(4)
USD	1,064	INR	102,200	Citibank	7/13/2026	(15)
USD	1,117	CZK	23,440	HSBC Bank	7/14/2026	13
USD	231	EUR	200	Bank of New York Mellon	7/14/2026	3
USD	142	EUR	125	RBC Capital Markets	7/14/2026	(1)
CZK	13,595	EUR	562	Citibank	7/14/2026	(2)
CNH	15,720	USD	2,324	Citibank	7/14/2026	(7)
EUR	325	USD	379	Morgan Stanley	7/14/2026	(7)
USD	8,630	JPY	1,380,040	Goldman Sachs	7/15/2026	132
USD	738	EUR	640	Morgan Stanley	7/15/2026	7
NZD	47	USD	28	Standard Chartered Bank	7/15/2026	(1)
USD	163	EUR	140	Goldman Sachs	7/17/2026	2
USD	968	EUR	835	HSBC Bank	7/20/2026	13
GBP	285	USD	378	HSBC Bank	7/23/2026	– (m)
USD	699	JPY	110,480	Standard Chartered Bank	7/24/2026	18
GBP	458	EUR	530	Bank of America	7/24/2026	1
JPY	72,940	USD	454	Barclays Bank PLC	7/24/2026	(5)
AUD	1,470	USD	1,052	Standard Chartered Bank	7/24/2026	(35)
USD	1,428	EUR	1,215	Barclays Bank PLC	7/27/2026	38
USD	869	EUR	765	JPMorgan Chase	7/27/2026	(6)
USD	24,607	EUR	21,471	Citibank	8/5/2026	36
EUR	395	DKK	2,950	Morgan Stanley	8/6/2026	– (m)
GBP	505	USD	688	Goldman Sachs	8/11/2026	(18)
USD	699	JPY	108,480	Barclays Bank PLC	8/12/2026	29
USD	1,008	EUR	885	HSBC Bank	9/28/2026	(7)

						$415

American Funds Insurance Series 172

American Funds Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	$– (m)	$–	$– (m)
3.5175%	Annual	SOFR	Annual	8/15/2027	USD210	(1)	–	(1)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD8,340	49	–	49
SOFR	Annual	3.3395%	Annual	9/23/2027	USD8,510	71	–	71
3.73%	Annual	SONIA	Annual	3/10/2028	GBP1,960	(12)	–	(12)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP1,960	(7)	–	(7)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP2,640	2	–	2
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP267	6	–	6
SOFR	Annual	3.29015%	Annual	1/13/2030	USD1,930	40	–	40
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR310	5	–	5
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR310	5	–	5
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR310	5	–	5
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR280	6	–	6
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR3,260	(28)	–	(28)
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR6,730	(62)	–	(62)
SOFR	Annual	3.507%	Annual	1/14/2031	USD3,720	60	–	60
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK5,800	2	–	2
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK5,900	1	–	1
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	–	(6)
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR500	(6)	–	(6)
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK5,800	1	–	1
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK5,800	1	–	1
2.5083%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR600	(6)	–	(6)
2.4908%	Annual	6-month EURIBOR	Semi-annual	2/11/2031	EUR500	(6)	–	(6)
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK5,900	3	–	3
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK2,900	2	–	2
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR300	(4)	–	(4)
2.4363%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR610	(9)	–	(9)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP2,240	(1)	–	(1)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR4,740	15	–	15
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR2,370	7	–	7
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR2,380	1	–	1
4.131%	Annual	SONIA	Annual	4/22/2031	GBP1,360	5	–	5
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP570	9	–	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP1,070	(21)	–	(21)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP1,100	(22)	–	(22)
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP63	(1)	–	(1)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD327	– (m)	–	– (m)
SOFR	Annual	3.928%	Annual	6/24/2033	USD239	– (m)	–	– (m)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD214	(1)	–	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD126	(1)	–	(1)
SOFR	Annual	4.031%	Annual	6/24/2033	USD353	(2)	–	(2)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	– (m)	–	– (m)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	–	(1)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR320	(1)	–	(1)
SOFR	Annual	3.825%	Annual	1/14/2036	USD2,050	27	–	27
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR340	(1)	–	(1)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR400	(2)	–	(2)
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR180	7	–	7
SOFR	Annual	3.9305%	Annual	9/23/2055	USD940	38	–	38
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP630	8	–	8
SOFR	Annual	4.1445%	Annual	4/14/2056	USD260	1	–	1

173 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront premium	Unrealized appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
SOFR	Annual	4.15%	Annual	4/14/2056	USD260	$1	$–	$1
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP310	18	–	18
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP300	17	–	17
SOFR	Annual	4.29%	Annual	5/15/2056	USD430	(9)	–	(9)

						$203	$–	$203

Bilateral interest rate swaps

								Upfront premium	Unrealized appreciation
Receive		Pay				Notional	Value at	paid	(depreciation)
	Payment		Payment		Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)

11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(28)	$–	$(28)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL740	(1)	–	(1)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,660	(2)	–	(2)
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL1,210	(2)	–	(2)
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL6,010	(11)	–	(11)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL1,530	(34)	–	(34)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL4,930	(11)	–	(11)

							$(89)	$–	$(89)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR1,300	$34	$32	$2
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,567	56	56	–	(m)

					$90	$88	$2

American Funds Insurance Series 174

American Funds Global Balanced Fund (continued)

Investments in affiliates (k)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Investment funds 0.91%
Capital Group Central Corporate Bond Fund	$4,250	$100	$—	$—	$(61)	$4,289	$100

Short-term securities 7.46%
Money market investments 7.46%
Capital Group Central Cash Fund 3.70% (l)	27,757	61,104	53,705	(2)	(5)	35,149	560

Total 8.37%				$(2)	$(66)	$39,438	$660

Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-4/21/2026	$343	$327	0.07%

Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (d)	12/4/2024	163	175	0.04

McDonalds Corp. 1.60% 3/15/2031	9/30/2024	104	106	0.02

Total		$610	$608	0.13%

(a)	Non-income producing.
(b)	Index-linked bond whose principal amount moves with a government price index.
(c)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,117,000, which represented 3.00% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $1,283,000, which represented 0.27% of the net assets of the fund.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis.
(j)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(k)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Amount less than one thousand.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

175 American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan renminbi

COP = Colombian pesos

CORRA = Canadian Overnight Repo Rate Average

CZK = Czech korunas

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NOK = Norwegian kroner

NZD = New Zealand dollars

OIS = Overnight Index Swap

PEN = Peruvian nuevos soles

PIK = Payment In Kind

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

SONIO/N = Sonio O/N Deposit Rates Swap

STIBOR = Stockholm Interbank Offered Rate

TBA = To be announced

THB = Thai baht

USD = U.S. dollars

UST = U.S. Treasury

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series 176

The Bond Fund of America®

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)

Corporate bonds and notes 33.12%
Financials 9.57%
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD10,289	$10,227
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,046
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (a)(b)	1,597	1,657
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	1,995	2,067
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (b)	EUR2,840	3,467
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (b)	4,065	4,855
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (b)	USD359	383
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (b)	1,618	1,621
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	4,927	5,030
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	2,464	2,553
American International Group, Inc. 4.85% 5/7/2030	24,445	24,587
American International Group, Inc. 5.125% 3/27/2033	2,749	2,770
Aon Corp. 5.35% 2/28/2033	767	785
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,058
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,023
Aon North America, Inc. 5.45% 3/1/2034	2,866	2,925
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,142
Apollo Debt Solutions BDC 6.90% 4/13/2029	1,228	1,261
Apollo Debt Solutions BDC 5.875% 8/30/2030	1,023	1,013
Apollo Debt Solutions BDC 5.70% 1/23/2031 (a)	1,023	1,002
Apollo Debt Solutions BDC 6.55% 3/15/2032	818	825
Arthur J. Gallagher & Co. 4.85% 12/15/2029	3,140	3,164
Arthur J. Gallagher & Co. 5.15% 2/15/2035	1,845	1,833
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,845	1,750
Athene Global Funding 5.133% 6/1/2029 (a)	3,832	3,840
Banco Bilbao Vizcaya Argentaria SA 4.968% 5/8/2031	12,600	12,583
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (b)	1,400	1,392
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (b)	4,295	4,247
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (b)	2,635	2,633
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (b)	3,202	3,050
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (b)	339	347
Bank of America Corp. 4.477% 4/23/2030 (USD-SOFR + 0.87% on 4/23/2029) (b)	29,890	29,705
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	24,072	21,364
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	41,179	36,385
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,391
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	1,842
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (b)	USD2,585	2,590
Blackstone Private Credit Fund 4.00% 1/15/2029	543	519
Blackstone Private Credit Fund 5.25% 4/1/2030	543	528
Blackstone Private Credit Fund 6.25% 1/25/2031	1,765	1,767
Blackstone Private Credit Fund 5.35% 3/12/2031	543	522
Blackstone Private Credit Fund 5.95% 5/15/2031	1,765	1,738
Blackstone Secured Lending Fund 5.90% 5/21/2031	11,060	10,900
Block, Inc. 5.625% 8/15/2030 (a)	1,735	1,740
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (a)(b)	13,134	12,996
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	3,594	3,398
BPCE SA 0.895% 12/14/2026	JPY100,000	613
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	USD5,000	5,197
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (a)(b)	1,285	1,311
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (a)(b)	1,845	1,896
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (a)(b)	3,814	3,858
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(b)	21,520	21,218
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	4,503	4,622
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	10,948	11,196
CaixaBank SA 4.818% 4/22/2032 (USD-SOFR + 1.21% on 4/22/2031) (a)(b)	1,292	1,282
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	1,900	2,074
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (b)	515	522
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,204	1,274

177 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Financials (continued)
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	USD2,920	$3,035
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (b)	2,445	2,492
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	479
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,414
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,729
Citibank, NA 5.803% 9/29/2028	4,100	4,219
Citibank, NA 4.846% 6/18/2032 (USD-SOFR + 0.91% on 6/18/2031) (b)	2,282	2,281
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (b)	2,243	2,267
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (b)	5,557	5,248
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	20,610	20,683
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (b)	938	862
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (b)	1,762	1,739
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (b)	990	897
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (b)	3,090	2,904
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (b)	123	127
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	1,874	1,888
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,888
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,455
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,722
Corebridge Financial, Inc. 4.35% 4/5/2042	361	306
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026) (a)(b)	2,990	2,973
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (a)(b)	2,975	2,972
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	12,237	12,240
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (b)	17,595	17,422
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,590	1,501
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (b)	10,365	10,218
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (b)	1,824	1,820
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (b)	EUR4,230	4,811
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (b)	3,855	4,660
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (b)	12,035	14,539
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (b)	390	467
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (b)	USD205	212
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (b)	1,968	1,971
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (b)	11,396	11,728
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	13,275	13,201
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (b)	12,997	12,896
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	5,534	5,498
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (b)	4,895	4,909
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	1,970	1,953
Goldman Sachs Group, Inc. 4.656% 6/3/2029 (USD-SOFR + 0.72% on 6/3/2028) (b)	19,275	19,290
Goldman Sachs Group, Inc. 4.594% 4/20/2030 (USD-SOFR + 0.99% on 4/20/2029) (b)	1,025	1,019
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (b)	12,107	11,844
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	3,160	2,287
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	1,678	1,664
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	1,678	1,701
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	1,680	1,660
HPS Corporate Lending Fund 6.25% 9/30/2029	2,630	2,649
HPS Corporate Lending Fund 5.85% 6/5/2030	2,630	2,594
HPS Corporate Lending Fund 6.30% 8/19/2031 (a)	2,630	2,624
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	14,232	13,497
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	9,437	8,474
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,000	2,013
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (b)	1,680	1,685
Intesa Sanpaolo SpA 3.875% 7/14/2027 (a)	6,250	6,209
Intesa Sanpaolo SpA 3.875% 1/12/2028 (a)	1,986	1,961
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	5,100	6,011

American Funds Insurance Series 178

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Financials (continued)
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	USD705	$678
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	1,400	1,407
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (b)	20,000	20,064
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	2,678	2,701
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (b)	8,670	8,709
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (b)	11,980	11,879
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	6,549	6,521
JPMorgan Chase & Co. 4.622% 4/23/2032 (USD-SOFR + 0.99% on 4/23/2031) (b)	710	702
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	6,013	5,349
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (b)	19,889	20,104
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	51,163	52,620
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (b)	2,415	2,405
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (a)(b)	1,375	1,399
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (b)	1,625	1,628
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (b)	200	201
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (b)	1,979	2,034
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	2,285	2,263
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044	250	239
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,060	1,949
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (a)(b)	1,405	1,542
MetLife, Inc. 5.375% 7/15/2033	1,279	1,320
Metropolitan Life Global Funding I 5.40% 9/12/2028 (a)	840	855
Metropolitan Life Global Funding I 4.85% 1/8/2029 (a)	2,050	2,061
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	619	626
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026) (b)	6,200	6,190
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026) (b)	2,225	2,208
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (b)	1,430	1,447
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (b)	763	767
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026) (b)	1,367	1,366
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (b)	1,701	1,738
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (b)	2,020	2,058
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	13,336	13,314
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	14,090	14,169
Morgan Stanley 4.555% 4/10/2030 (USD-SOFR Index + 0.96% on 4/10/2029) (b)	41,055	40,800
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	378	376
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (b)	4,286	4,192
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (b)	3,031	2,637
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (b)	2,685	2,652
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (b)	11,313	11,493
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (b)	2,755	2,695
Morgan Stanley Bank, NA 5.882% 10/30/2026	2,775	2,787
MSCI, Inc. 3.25% 8/15/2033 (a)	695	613
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (b)	2,170	2,186
Navient Corp. 5.625% 8/1/2033	7,250	6,000
Northwestern Mutual Global Funding 4.90% 6/12/2028 (a)	2,090	2,105
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (b)	EUR565	673

179 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Financials (continued)
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (b)	EUR165	$193
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (b)	1,345	1,658
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (b)	USD4,594	4,678
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	12,265	13,546
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	635	655
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,379
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (b)	5,100	5,233
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (b)	3,706	3,742
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (a)(b)	546	562
Stellantis Financial Services US Corp. 5.40% 6/15/2029 (a)	7,734	7,708
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,430
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,088
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,069
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	388
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (a)	1,400	1,429
Swedbank AB 6.136% 9/12/2026 (a)	2,100	2,107
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028) (b)	2,605	2,617
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (b)	2,396	2,524
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (b)	1,741	1,770
Truist Financial Corp. 4.68% 4/23/2032 (USD-SOFR + 1.087% on 4/23/2031) (b)	21,150	20,882
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (b)	4,707	4,743
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (b)	1,586	1,651
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (b)	2,440	2,513
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (b)	2,115	2,117
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (b)	7,300	7,425
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033) (b)	2,839	2,802
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (b)	1,712	1,787
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	6,623	6,600
UBS Group AG 0% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (b)	2,685	2,675
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	17,490	17,741
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	14,459	14,801
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	9,636	9,409
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	1,392	1,228
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (a)(b)	20,425	18,749
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (a)(b)	4,038	3,585
UniCredit SpA 4.625% 4/12/2027 (a)	1,395	1,398
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	457
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027) (b)	6,615	6,567
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	11,151	11,253
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (b)	1,003	983
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (b)	8,357	8,381
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (b)	2,545	2,588
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	7,187	7,264
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (b)	6,025	6,119
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (b)	4,062	4,386
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	5,719	4,809

		1,071,803

Consumer discretionary 4.49%
Advance Auto Parts, Inc. 7.375% 8/1/2033 (a)	3,110	3,225
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	335	330
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,678
Amazon.com, Inc. 3.45% 4/13/2029	600	586

American Funds Insurance Series 180

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Consumer discretionary (continued)
Amazon.com, Inc. 4.25% 3/13/2031	USD1,960	$1,931
Amazon.com, Inc. 4.55% 3/13/2033	2,799	2,754
Amazon.com, Inc. 4.65% 11/20/2035	4,048	3,938
Amazon.com, Inc. 4.875% 3/13/2036	3,750	3,693
Amazon.com, Inc. 5.45% 11/20/2055	10,475	9,911
Amazon.com, Inc. 5.80% 3/13/2056	1,593	1,584
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,522
Amazon.com, Inc. 4.10% 4/13/2062	470	348
Amazon.com, Inc. 5.55% 11/20/2065	4,765	4,456
BMW US Capital, LLC 3.45% 4/1/2027 (a)	1,075	1,066
BMW US Capital, LLC 3.70% 4/1/2032 (a)	1,350	1,262
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	3,425	3,344
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	4,220	4,215
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	605	613
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	5,880	5,945
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	4,115	4,167
Ford Motor Co. 3.25% 2/12/2032	620	547
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,795	4,801
Ford Motor Credit Co., LLC 4.271% 1/9/2027	13,882	13,843
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,162
Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,940	1,955
Ford Motor Credit Co., LLC 4.125% 8/17/2027	37,170	36,851
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,932
Ford Motor Credit Co., LLC 7.35% 11/4/2027	1,674	1,721
Ford Motor Credit Co., LLC 5.918% 3/20/2028	24,035	24,340
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,089
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	787
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	1,003
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,801
Ford Motor Credit Co., LLC 4.97% 4/6/2029	26,080	25,819
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,787
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,389
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,286
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,070
Ford Motor Credit Co., LLC 4.00% 11/13/2030	18,420	17,317
Ford Motor Credit Co., LLC 6.05% 3/5/2031	12,074	12,260
Ford Motor Credit Co., LLC 5.42% 4/9/2031	998	990
Ford Motor Credit Co., LLC 3.625% 6/17/2031	3,037	2,771
Ford Motor Credit Co., LLC 6.054% 11/5/2031	19,460	19,707
Ford Motor Credit Co., LLC 7.122% 11/7/2033	3,167	3,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	12,096	12,180
Ford Motor Credit Co., LLC 6.467% 5/22/2036	12,200	12,401
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,641
General Motors Financial Co., Inc. 5.45% 7/15/2030	8,013	8,179
General Motors Financial Co., Inc. 5.10% 9/15/2031	11,800	11,825
General Motors Financial Co., Inc. 5.625% 4/4/2032	1,201	1,231
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,888	2,970
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,888
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,591
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,766
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,635
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,116
Hyatt Hotels Corp. 5.05% 3/30/2028	8,567	8,623
Hyundai Capital America 1.65% 9/17/2026 (a)	7,275	7,235
Hyundai Capital America 3.00% 2/10/2027 (a)	9,000	8,920
Hyundai Capital America 5.275% 6/24/2027 (a)	1,650	1,661
Hyundai Capital America 2.375% 10/15/2027 (a)	7,543	7,333
Hyundai Capital America 5.60% 3/30/2028 (a)	1,385	1,404
Hyundai Capital America 4.60% 4/6/2028 (a)	4,795	4,788
Hyundai Capital America 4.75% 4/6/2029 (a)	4,629	4,616

181 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.30% 6/24/2029 (a)	USD1,523	$1,541
Hyundai Capital America 5.15% 3/27/2030 (a)	25,720	25,922
Hyundai Capital America 5.00% 4/7/2031 (a)	3,972	3,967
Hyundai Capital America 5.40% 6/24/2031 (a)	3,365	3,415
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,500
Marriott International, Inc. 4.90% 4/15/2029	653	659
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,375
McDonald’s Corp. 5.00% 5/17/2029	1,305	1,323
McDonald’s Corp. 4.95% 3/3/2035	786	783
McDonald’s Corp. 4.45% 3/1/2047	3,535	2,987
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,145
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (a)	267	249
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	6,350	6,584
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	8,860	9,387
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	12,864	12,526
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	10,252	10,182
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	6,440	6,240
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,331
Toyota Motor Credit Corp. 4.05% 3/13/2029	2,162	2,138
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,743
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,624
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	714
Toyota Motor Credit Corp. 4.60% 3/11/2033	1,591	1,561
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (a)	1,635	1,635
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (a)	5,190	5,465
Whirlpool Corp. 7.50% 7/1/2031 (a)	605	614
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	410	407

		502,186

Health care 4.33%
Abbott Laboratories 4.00% 3/15/2031	3,495	3,407
Abbott Laboratories 4.30% 3/15/2033	4,265	4,138
Abbott Laboratories 4.65% 3/15/2036	7,571	7,354
Abbott Laboratories 5.50% 3/15/2056	4,798	4,702
AbbVie, Inc. 4.125% 3/15/2031	2,020	1,978
AbbVie, Inc. 4.40% 3/15/2033	2,542	2,488
AbbVie, Inc. 5.05% 3/15/2034	18,501	18,706
AbbVie, Inc. 4.75% 3/15/2036	1,336	1,308
AbbVie, Inc. 5.35% 3/15/2044	800	782
AbbVie, Inc. 5.40% 3/15/2054	15,770	15,165
AbbVie, Inc. 5.55% 3/15/2056	733	722
AbbVie, Inc. 5.50% 3/15/2064	550	529
Amgen, Inc. 5.15% 3/2/2028	5,326	5,378
Amgen, Inc. 4.05% 8/18/2029	7,429	7,317
Amgen, Inc. 2.45% 2/21/2030	5,131	4,760
Amgen, Inc. 5.25% 3/2/2030	2,854	2,908
Amgen, Inc. 4.20% 2/19/2031	6,663	6,535
Amgen, Inc. 4.20% 3/1/2033	8,502	8,172
Amgen, Inc. 5.25% 3/2/2033	20,793	21,166
Amgen, Inc. 4.85% 2/19/2036	3,676	3,603
Amgen, Inc. 4.875% 3/1/2053	3,360	2,926
Amgen, Inc. 4.40% 2/22/2062	196	154
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	6,996
Baxter International, Inc. 4.45% 2/15/2029	9,503	9,396
Baxter International, Inc. 5.65% 12/15/2035	3,906	3,876
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,069
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,141
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	424

American Funds Insurance Series 182

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Health care (continued)
Bristol-Myers Squibb Co. 2.55% 11/13/2050	USD2,113	$1,246
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,611
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	12,548
Cencora, Inc. 4.90% 2/13/2036	857	836
Cencora, Inc. 5.65% 2/13/2056	288	284
Centene Corp. 4.25% 12/15/2027	8,064	8,026
Centene Corp. 2.45% 7/15/2028	12,410	11,799
Centene Corp. 4.625% 12/15/2029	14,945	14,505
Centene Corp. 3.375% 2/15/2030	15,718	14,658
Cigna Group (The) 5.125% 5/15/2031	2,095	2,131
Cigna Group (The) 5.25% 2/15/2034	3,745	3,786
Cigna Group (The) 6.00% 1/15/2056	1,600	1,631
CVS Health Corp. 5.125% 2/21/2030	1,720	1,740
CVS Health Corp. 5.25% 1/30/2031	960	977
CVS Health Corp. 5.55% 6/1/2031	3,707	3,819
CVS Health Corp. 5.00% 9/15/2032	5,853	5,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,158
CVS Health Corp. 5.70% 6/1/2034	7,706	7,957
CVS Health Corp. 5.45% 9/15/2035	4,471	4,531
CVS Health Corp. 6.05% 6/1/2054	1,995	1,998
CVS Health Corp. 6.20% 9/15/2055	6,535	6,691
CVS Health Corp. 6.00% 6/1/2063	1,076	1,052
Elevance Health, Inc. 4.95% 11/1/2031	2,322	2,331
Elevance Health, Inc. 5.20% 2/15/2035	7,577	7,596
Elevance Health, Inc. 4.55% 5/15/2052	271	224
Elevance Health, Inc. 5.125% 2/15/2053	784	702
Elevance Health, Inc. 5.70% 2/15/2055	995	968
Eli Lilly and Co. 5.10% 2/12/2035	23,057	23,427
Eli Lilly and Co. 5.50% 2/12/2055	7,907	7,864
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,437
HCA, Inc. 5.20% 6/1/2028	4,165	4,207
HCA, Inc. 2.375% 7/15/2031	2,233	1,983
HCA, Inc. 3.625% 3/15/2032	2,400	2,235
HCA, Inc. 4.625% 3/15/2052	226	184
Humana, Inc. 5.375% 4/15/2031	5,530	5,607
Humana, Inc. 5.55% 5/1/2035	1,735	1,738
Humana, Inc. 5.75% 4/15/2054	954	896
Johnson & Johnson 4.80% 6/1/2029	3,970	4,040
Johnson & Johnson 4.90% 6/1/2031	4,175	4,269
Merck & Co., Inc. 1.70% 6/10/2027	3,093	3,023
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	4,600	4,161
Novartis Capital Corp. 4.60% 3/18/2033	6,923	6,861
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,377
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	7,868
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,300
Roche Holdings, Inc. 1.93% 12/13/2028 (a)	7,545	7,120
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	765	751
Roche Holdings, Inc. 2.607% 12/13/2051 (a)	645	393
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	305
Stryker Corp. 4.85% 2/10/2030	1,235	1,245
Stryker Corp. 5.20% 2/10/2035	1,110	1,122
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	12,074	12,052
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,059	28,729
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	4,431	4,432
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	3,720	3,994
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	3,135	3,537
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,705	1,770
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	1,480	1,517
Thermo Fisher Scientific, Inc. (The) 4.215% 2/12/2031	1,472	1,446
Thermo Fisher Scientific, Inc. (The) 4.55% 6/15/2033	269	264

183 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Health care (continued)
Thermo Fisher Scientific, Inc. (The) 4.902% 2/12/2036	USD966	$955
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	398
UnitedHealth Group, Inc. 2.00% 5/15/2030	466	424
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,924
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,609
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,106
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	981
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	780
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	385
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	10,247
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	59

		484,795

Utilities 3.26%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	934
AEP Transmission Co., LLC 5.375% 6/15/2035	1,075	1,093
Alabama Power Co. 3.00% 3/15/2052	3,219	2,056
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (a)	408	326
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	437
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,050
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	850
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	2,625	2,572
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	2,400	2,350
Comision Federal de Electricidad 4.688% 5/15/2029 (a)	636	625
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,569
DTE Electric Co. 4.85% 3/1/2036	10,150	9,924
DTE Energy Co. 5.10% 3/1/2029	7,900	7,991
DTE Energy Co. 3.00% 3/1/2032	259	238
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	314
Duke Energy Florida, LLC 5.875% 11/15/2033	370	390
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,102
Duke Energy Florida, LLC 3.00% 12/15/2051	293	189
Duke Energy Florida, LLC 5.95% 11/15/2052	575	591
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,694
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,568
Duke Energy Progress, LLC 2.50% 8/15/2050	644	376
Edison International 5.45% 6/15/2029	1,317	1,330
Edison International 6.95% 11/15/2029	7,026	7,345
Edison International 4.80% 3/15/2031	3,125	3,041
Electricite de France SA 5.65% 4/22/2029 (a)	1,420	1,460
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (b)	EUR2,800	3,143
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	USD1,575	1,829
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,955
Eversource Energy 5.00% 1/1/2027	3,415	3,425
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,354
Florida Power & Light Co. 4.40% 5/15/2028	1,655	1,657
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,531
Florida Power & Light Co. 4.80% 5/15/2033	2,929	2,919
Florida Power & Light Co. 5.75% 6/1/2056	1,255	1,262
Georgia Power Co. 4.95% 5/17/2033	1,845	1,857
Georgia Power Co. 5.25% 3/15/2034	3,200	3,251
Georgia Power Co. 3.70% 1/30/2050	190	142
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	525	470
NiSource, Inc. 5.40% 6/30/2033	650	668
Pacific Gas and Electric Co. 2.10% 8/1/2027	4,547	4,428
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,105	6,974

American Funds Insurance Series 184

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Utilities (continued)
Pacific Gas and Electric Co. 5.00% 6/4/2028	USD464	$467
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,461
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,319	13,086
Pacific Gas and Electric Co. 4.65% 8/1/2028	5,379	5,366
Pacific Gas and Electric Co. 4.55% 7/1/2030	41,211	40,594
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,101	18,042
Pacific Gas and Electric Co. 5.05% 11/15/2031	15	15
Pacific Gas and Electric Co. 5.05% 10/15/2032	4,611	4,585
Pacific Gas and Electric Co. 6.40% 6/15/2033	11,619	12,299
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,019	4,145
Pacific Gas and Electric Co. 5.60% 8/15/2036	11,890	11,898
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,500	9,681
PacifiCorp 5.30% 2/15/2031	700	711
PacifiCorp 5.45% 2/15/2034	1,549	1,567
PacifiCorp 5.25% 6/15/2035	2,925	2,901
PacifiCorp 5.80% 4/15/2036	979	1,005
PacifiCorp 6.10% 8/1/2036	80	84
PacifiCorp 3.30% 3/15/2051	325	213
PacifiCorp 5.50% 5/15/2054	439	403
PacifiCorp 5.80% 1/15/2055	7,735	7,382
PECO Energy Co. 5.25% 9/15/2054	1,775	1,655
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,813
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,224
Public Service Electric and Gas Co. 5.625% 1/1/2056	1,503	1,487
Rio Grande LNG, LLC 5.25% 6/30/2031 (a)	6,584	6,585
Southern California Edison Co. 3.65% 3/1/2028	334	329
Southern California Edison Co. 5.65% 10/1/2028	2,578	2,627
Southern California Edison Co. 4.20% 3/1/2029	7,336	7,226
Southern California Edison Co. 5.15% 6/1/2029	4,155	4,200
Southern California Edison Co. 2.85% 8/1/2029	7,833	7,396
Southern California Edison Co. 5.25% 3/15/2030	19,378	19,599
Southern California Edison Co. 2.50% 6/1/2031	8,543	7,630
Southern California Edison Co. 5.45% 6/1/2031	9,145	9,321
Southern California Edison Co. 4.80% 3/15/2033	3,525	3,457
Southern California Edison Co. 5.20% 6/1/2034	5,496	5,449
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,610
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,369
Southern California Edison Co. 5.625% 2/1/2036	4,845	4,857
Southern California Edison Co. 3.60% 2/1/2045	2,415	1,742
Southern California Edison Co. 2.95% 2/1/2051	738	446
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,365
Union Electric Co. 4.80% 3/15/2036	6,730	6,550
WEC Energy Group, Inc. 4.75% 1/15/2028	1,690	1,695
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	779
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	233

		364,829

Communication services 3.07%
Alphabet, Inc. 3.70% 2/15/2029	2,830	2,784
Alphabet, Inc. 4.10% 2/15/2031	861	846
Alphabet, Inc. 4.40% 2/15/2033	3,042	2,978
Alphabet, Inc. 4.70% 11/15/2035	2,576	2,525
Alphabet, Inc. 4.80% 2/15/2036	4,215	4,145
Alphabet, Inc. 5.35% 11/15/2045	2,455	2,383
Alphabet, Inc. 5.45% 11/15/2055	5,534	5,309
Alphabet, Inc. 5.65% 2/15/2056	783	773
Alphabet, Inc. 5.70% 11/15/2075	6,080	5,841
AT&T, Inc. 1.65% 2/1/2028	4,700	4,493

185 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 4.30% 2/15/2030	USD15,940	$15,734
AT&T, Inc. 4.75% 4/30/2033	15,802	15,468
AT&T, Inc. 2.55% 12/1/2033	12,748	10,711
AT&T, Inc. 5.40% 2/15/2034	2,395	2,429
AT&T, Inc. 4.50% 5/15/2035	174	164
CCO Holdings, LLC 5.125% 5/1/2027 (a)	2,925	2,921
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,265	1,129
CCO Holdings, LLC 4.25% 1/15/2034 (a)	3,875	3,284
CCO Holdings, LLC 7.375% 2/1/2036 (a)	3,650	3,584
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,393
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,398
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,006
Charter Communications Operating, LLC 6.55% 6/1/2034	1,347	1,376
Charter Communications Operating, LLC 5.85% 12/1/2035	11,606	11,239
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,212
Charter Communications Operating, LLC 4.80% 3/1/2050	8,272	6,176
Charter Communications Operating, LLC 3.70% 4/1/2051	2,519	1,564
Charter Communications Operating, LLC 3.90% 6/1/2052	35,898	22,905
Charter Communications Operating, LLC 5.25% 4/1/2053	4,903	3,826
Charter Communications Operating, LLC 6.70% 12/1/2055	3,857	3,679
Charter Communications Operating, LLC 3.95% 6/30/2062	3,750	2,219
Comcast Corp. 4.80% 5/15/2033	1,841	1,813
Comcast Corp. 2.887% 11/1/2051	18	10
Comcast Corp. 5.65% 6/1/2054	3,313	2,972
Comcast Corp. 5.50% 5/15/2064	250	214
Discovery Communications, LLC 3.625% 5/15/2030	3,325	2,836
Discovery Global Holdings, Inc. 3.755% 3/15/2027	356	354
Discovery Global Holdings, Inc. 4.054% 3/15/2029	1,450	1,352
Discovery Global Holdings, Inc. 5.05% 3/15/2042	7,855	5,764
Discovery Global Holdings, Inc. 5.141% 3/15/2052	240	161
Meta Platforms, Inc. 4.20% 11/15/2030	152	150
Meta Platforms, Inc. 4.55% 5/15/2031	7,335	7,298
Meta Platforms, Inc. 4.60% 11/15/2032	11,473	11,285
Meta Platforms, Inc. 4.875% 5/15/2033	5,555	5,506
Meta Platforms, Inc. 4.875% 11/15/2035	22,869	22,264
Meta Platforms, Inc. 5.25% 5/15/2036	4,265	4,236
Meta Platforms, Inc. 5.50% 11/15/2045	4,233	3,930
Meta Platforms, Inc. 5.625% 11/15/2055	14,495	13,144
Meta Platforms, Inc. 5.75% 11/15/2065	4,352	3,912
News Corp. 5.125% 2/15/2032 (a)	1,300	1,274
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	4,500	4,493
SBA Tower Trust 1.631% 11/15/2026 (a)	6,741	6,672
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	675	658
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	12,000	10,905
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	14,258	14,225
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,975
T-Mobile USA, Inc. 4.95% 3/15/2028	705	710
T-Mobile USA, Inc. 4.80% 7/15/2028	175	176
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,742
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,361
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,505
T-Mobile USA, Inc. 5.125% 5/15/2032	4,970	5,023
T-Mobile USA, Inc. 5.05% 7/15/2033	832	831
T-Mobile USA, Inc. 5.75% 1/15/2034	730	756
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,551
T-Mobile USA, Inc. 6.00% 6/15/2054	920	910
T-Mobile USA, Inc. 5.50% 1/15/2055	406	373
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	8,035
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,583
Verizon Communications, Inc. 2.355% 3/15/2032	4,786	4,184

American Funds Insurance Series 186

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Communication services (continued)
Verizon Communications, Inc. 4.75% 1/15/2033	USD7,614	$7,498
Verizon Communications, Inc. 4.78% 2/15/2035	1,552	1,502
Verizon Communications, Inc. 3.55% 3/22/2051	625	434
Verizon Communications, Inc. 3.875% 3/1/2052	4,006	2,941
ZipRecruiter, Inc. 5.00% 1/15/2030 (a)	490	381

		343,393

Energy 1.87%
Antero Resources Corp. 5.375% 3/1/2030 (a)	280	282
APA Corp. 4.25% 1/15/2030	2,465	2,424
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	395	400
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,125
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,652
Cenovus Energy, Inc. 5.25% 6/15/2037	289	280
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (a)	268	279
Ecopetrol SA 8.875% 1/13/2033	15,325	16,793
Energy Transfer, LP 5.25% 7/1/2029	979	993
Energy Transfer, LP 6.40% 12/1/2030	479	507
Enterprise Products Operating, LLC 4.60% 1/15/2031	5,332	5,317
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,454
EOG Resources, Inc. 5.95% 7/15/2055	5,080	5,185
Equinor ASA 3.625% 9/10/2028	4,928	4,860
Equinor ASA 3.125% 4/6/2030	20,000	19,050
Equinor ASA 3.25% 11/18/2049	5,687	3,940
Exxon Mobil Corp. 3.452% 4/15/2051	6,510	4,639
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (a)	1,540	1,573
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	1,470	1,481
Noble Finance II, LLC 6.25% 6/15/2034 (a)	2,565	2,515
Occidental Petroleum Corp. 6.625% 9/1/2030	2,636	2,790
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	6	6
Oleoducto Central SA 4.00% 7/14/2027 (a)	1,715	1,694
Oleoducto Central SA 4.00% 7/14/2027	350	346
Petroleos Mexicanos 6.50% 1/23/2029	22,614	23,083
Petroleos Mexicanos 8.75% 6/2/2029	14,185	15,176
Petroleos Mexicanos 6.84% 1/23/2030	11,164	11,473
Petroleos Mexicanos 6.70% 2/16/2032	22,808	23,024
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	2,987	2,937
Saudi Arabian Oil Co. 4.375% 2/2/2031 (a)	6,352	6,214
Shell Finance US, Inc. 2.75% 4/6/2030	377	354
SM Energy Co. 8.75% 7/1/2031 (a)	22,400	23,407
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	809	811
Sunoco, LP 5.625% 3/15/2031 (a)	595	591
TotalEnergies Capital International SA 3.455% 2/19/2029	885	864
TotalEnergies Capital SA 5.275% 9/10/2054	6,805	6,415
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	4,000	3,568
Venture Global LNG, Inc. 6.375% 12/15/2034 (a)	3,090	3,039
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	2,715	2,678
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	4,185	4,362
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,075	1,140

		209,735

Information technology 1.79%
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	1,025	1,039
Broadcom, Inc. 4.00% 4/15/2029 (a)	609	600
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,278
Broadcom, Inc. 4.15% 4/15/2032 (a)	630	606

187 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Information technology (continued)
Broadcom, Inc. 4.80% 10/15/2034	USD1,063	$1,041
Broadcom, Inc. 3.137% 11/15/2035 (a)	847	720
CoreWeave, Inc. 9.75% 10/1/2031 (a)	4,715	4,708
Fair Isaac Corp. 6.00% 5/15/2033 (a)	1,300	1,281
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	565	573
Intel Corp. 3.05% 8/12/2051	1,530	958
Intel Corp. 5.60% 2/21/2054	7,880	7,375
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,385
Oracle Corp. 4.80% 8/3/2028	615	614
Oracle Corp. 4.55% 2/4/2029	4,370	4,309
Oracle Corp. 4.45% 9/26/2030	2,610	2,520
Oracle Corp. 4.95% 2/4/2031	13,700	13,415
Oracle Corp. 5.25% 2/3/2032	1,340	1,321
Oracle Corp. 4.80% 9/26/2032	7,605	7,239
Oracle Corp. 6.25% 11/9/2032	7,366	7,574
Oracle Corp. 5.35% 5/4/2033	10,120	9,833
Oracle Corp. 5.50% 8/3/2035	2,374	2,273
Oracle Corp. 5.20% 9/26/2035	19,391	18,162
Oracle Corp. 5.70% 2/4/2036	18,632	18,051
Oracle Corp. 5.875% 9/26/2045	10,640	9,320
Oracle Corp. 6.55% 2/4/2046	3,658	3,450
Oracle Corp. 6.00% 8/3/2055	5,970	5,087
Oracle Corp. 5.95% 9/26/2055	11,380	9,677
Oracle Corp. 6.70% 2/4/2056	12,248	11,535
Oracle Corp. 6.10% 9/26/2065	2,295	1,922
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	16,481	16,436
Synopsys, Inc. 5.15% 4/1/2035	21,470	21,357
Synopsys, Inc. 5.70% 4/1/2055	8,055	7,818

		200,477

Industrials 1.77%
ADT Security Corp. 4.125% 8/1/2029 (a)	510	489
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (a)	730	634
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (a)	565	480
BAE Systems PLC 5.00% 3/26/2027 (a)	1,200	1,205
BAE Systems PLC 5.125% 3/26/2029 (a)	3,482	3,530
BAE Systems PLC 5.25% 3/26/2031 (a)	2,156	2,201
BAE Systems PLC 5.30% 3/26/2034 (a)	570	581
Boeing Co. (The) 2.70% 2/1/2027	6,473	6,403
Boeing Co. (The) 5.04% 5/1/2027	13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027	4,214	4,271
Boeing Co. (The) 3.25% 2/1/2028	11,810	11,564
Boeing Co. (The) 3.25% 3/1/2028	1,925	1,887
Boeing Co. (The) 6.298% 5/1/2029	1,507	1,569
Boeing Co. (The) 5.15% 5/1/2030	25,342	25,656
Boeing Co. (The) 3.625% 2/1/2031	751	715
Boeing Co. (The) 6.388% 5/1/2031	5,632	5,986
Boeing Co. (The) 6.528% 5/1/2034	1,381	1,503
Canadian Pacific Railway Co. 3.00% 12/2/2041	578	429
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,801	1,177
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (a)	1,260	1,267
CSX Corp. 4.10% 11/15/2032	1,886	1,826
CSX Corp. 5.20% 11/15/2033	1,333	1,362
CSX Corp. 4.50% 11/15/2052	4,470	3,764
Eaton Corp. 4.20% 3/6/2031	13,761	13,491
General Dynamics Corp. 3.75% 5/15/2028	479	475
General Dynamics Corp. 3.625% 4/1/2030	387	374
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	110	109

American Funds Insurance Series 188

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Industrials (continued)
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (a)	USD6,056	$5,953
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (a)	3,400	3,339
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (a)	2,820	2,778
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (a)	225	224
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (a)	1,345	1,346
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,152
LG Energy Solution, Ltd. 5.25% 4/2/2028 (a)	13,205	13,290
LG Energy Solution, Ltd. 5.00% 4/2/2029 (a)	6,580	6,592
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (a)	2,690	2,670
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,762
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,377
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,890
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,007
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	945	964
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	780	801
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,417
Republic Services, Inc. 5.00% 4/1/2034	15	15
Sumisho Air Lease Corp. 2.20% 1/15/2027	4,341	4,286
Sumisho Air Lease Corp. 4.40% 3/24/2028 (a)	3,020	3,005
Sumisho Air Lease Corp. 4.50% 3/24/2029 (a)	2,875	2,851
Sumisho Air Lease Corp. 4.85% 3/24/2031 (a)	2,135	2,113
Sumisho Air Lease Corp. 5.20% 7/15/2031	3,650	3,670
Sumisho Air Lease Corp. 5.50% 3/24/2036 (a)	235	234
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (a)	2,550	2,293
TransDigm, Inc. 6.25% 1/31/2034 (a)	2,405	2,456
Triton Container International, Ltd. 3.15% 6/15/2031 (a)	2,482	2,249
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,185
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,143
Union Pacific Corp. 2.375% 5/20/2031	2,298	2,076
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,777
Union Pacific Corp. 5.10% 2/20/2035	2,104	2,135
Union Pacific Corp. 2.95% 3/10/2052	1,483	949
Union Pacific Corp. 5.60% 12/1/2054	415	412
Waste Management, Inc. 1.50% 3/15/2031	419	364
Waste Management, Inc. 4.80% 3/15/2032	4,135	4,164

		198,466

Consumer staples 1.59%
Altria Group, Inc. 4.875% 2/4/2028	1,330	1,337
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,635
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,182
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,265
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,337
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,664
BAT Capital Corp. 5.35% 8/15/2032	18,664	19,109
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,045
BAT Capital Corp. 5.625% 8/15/2035	12,170	12,547
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,474
BAT Capital Corp. 5.65% 3/16/2052	120	113
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,918
Clorox Co. 4.70% 5/15/2031	1,237	1,230
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,445
Constellation Brands, Inc. 4.35% 5/9/2027	890	890
Constellation Brands, Inc. 4.80% 5/1/2030	1,618	1,623
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,313
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,958
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,776
Coty, Inc. 6.625% 7/15/2030 (a)	695	696

189 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Consumer staples (continued)
Coty, Inc. 5.60% 1/15/2031 (a)	USD5,421	$5,277
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,286
Imperial Brands Finance PLC 4.50% 6/30/2028 (a)	24,345	24,291
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,847
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	554
Mars, Inc. 4.80% 3/1/2030 (a)	4,670	4,685
Mars, Inc. 5.00% 3/1/2032 (a)	3,640	3,667
Mars, Inc. 5.20% 3/1/2035 (a)	15,670	15,738
Mars, Inc. 5.65% 5/1/2045 (a)	2,371	2,357
Mars, Inc. 5.70% 5/1/2055 (a)	13,235	13,048
McCormick & Co., Inc. 4.15% 2/15/2029	2,763	2,733
Mondelez International, Inc. 4.75% 8/28/2034	5,520	5,422
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030	982	997
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,710
Philip Morris International, Inc. 4.75% 11/1/2031	830	833
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,688
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	535	535
Walmart, Inc. 4.90% 4/28/2035	1,013	1,022
Walmart, Inc. 4.50% 4/15/2053	1,416	1,231

		178,321

Materials 0.74%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,155
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	141
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,050	4,114
Braskem Netherlands Finance BV 7.25% 2/13/2033 (a)	700	416
Celanese US Holdings, LLC 7.165% 7/15/2027	6,297	6,453
Celanese US Holdings, LLC 7.35% 11/15/2028	3,575	3,726
Celanese US Holdings, LLC 7.33% 7/15/2029	13,862	14,500
Celanese US Holdings, LLC 7.55% 11/15/2030	4,530	4,805
Celanese US Holdings, LLC 7.379% 7/15/2032	800	842
Celanese US Holdings, LLC 7.45% 11/15/2033	1,031	1,102
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (a)	834	831
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	7,250	7,343
Dow Chemical Co. (The) 5.35% 3/15/2035	129	127
Dow Chemical Co. (The) 5.65% 3/15/2036	54	54
Dow Chemical Co. (The) 4.375% 11/15/2042	10	8
Dow Chemical Co. (The) 5.55% 11/30/2048	142	126
Dow Chemical Co. (The) 6.90% 5/15/2053	62	65
Dow Chemical Co. (The) 5.60% 2/15/2054	764	678
LYB International Finance III, LLC 5.125% 1/15/2031	469	468
LYB International Finance III, LLC 5.50% 3/1/2034	745	739
LYB International Finance III, LLC 6.15% 5/15/2035	972	997
LYB International Finance III, LLC 5.875% 1/15/2036	5,715	5,733
LYB International Finance III, LLC 3.375% 10/1/2040	460	337
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 4.25% 5/15/2029 (a)	300	292
POSCO 5.75% 1/17/2028 (a)	745	757
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	25,776	26,026

		83,047

Real estate 0.64%
American Tower Corp. 3.65% 3/15/2027	1,375	1,368
Boston Properties, LP 2.90% 3/15/2030	4,630	4,315
Boston Properties, LP 3.25% 1/30/2031	463	430
Boston Properties, LP 2.55% 4/1/2032	1,674	1,458

American Funds Insurance Series 190

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)
Real estate (continued)
Boston Properties, LP 2.45% 10/1/2033	USD1,335	$1,099
Boston Properties, LP 6.50% 1/15/2034	10,849	11,518
Boston Properties, LP 5.75% 1/15/2035	11,874	11,992
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,065
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,404
COPT Defense Properties, LP 2.90% 12/1/2033	564	482
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,901
FibraSOMA 4.375% 7/22/2031 (a)	1,475	1,345
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	2,755	2,664
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,135	2,967
Iron Mountain, Inc. 5.25% 3/15/2028 (a)	3,020	3,018
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	675	665
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	2,097	2,118
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	4,683	4,859
Prologis, LP 4.875% 6/15/2028	1,040	1,049
Prologis, LP 4.75% 6/15/2033	1,409	1,397
Prologis, LP 5.125% 1/15/2034	6,175	6,220
Prologis, LP 5.00% 3/15/2034	360	359
Prologis, LP 5.25% 6/15/2053	117	111
Service Properties Trust 3.95% 1/15/2028	1,710	1,667
Service Properties Trust 8.625% 11/15/2031 (a)	3,040	3,204

		71,675

Total corporate bonds and notes		3,708,727

U.S. Treasury bonds & notes 28.70%
U.S. Treasury 28.12%
U.S. Treasury 4.375% 7/31/2026	271	271
U.S. Treasury 4.625% 11/15/2026	3,589	3,599
U.S. Treasury 4.00% 1/15/2027	3,741	3,742
U.S. Treasury 1.875% 2/28/2027	4,000	3,945
U.S. Treasury 2.625% 5/31/2027	43,530	42,958
U.S. Treasury 6.125% 11/15/2027 (c)	24,000	24,638
U.S. Treasury 3.375% 11/30/2027	241	238
U.S. Treasury 1.125% 2/29/2028	9,895	9,416
U.S. Treasury 4.00% 2/29/2028	4,750	4,738
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 4.00% 6/30/2028	16,646	16,596
U.S. Treasury 4.125% 6/30/2028	474,435	474,184
U.S. Treasury 1.00% 7/31/2028	5,630	5,279
U.S. Treasury 5.25% 11/15/2028	5,700	5,842
U.S. Treasury 2.625% 2/15/2029	21,260	20,452
U.S. Treasury 4.25% 2/28/2029	27,540	27,600
U.S. Treasury 2.375% 5/15/2029	4,070	3,876
U.S. Treasury 4.125% 6/15/2029	225,656	225,471
U.S. Treasury 4.00% 7/31/2029	334	332
U.S. Treasury 3.625% 8/31/2029	27,540	27,104
U.S. Treasury 3.875% 12/31/2029	44,049	43,618
U.S. Treasury 3.75% 5/31/2030	13,300	13,091
U.S. Treasury 4.125% 8/31/2030	11,215	11,184
U.S. Treasury 3.625% 9/30/2030	90,415	88,421
U.S. Treasury 4.875% 10/31/2030	92,133	94,566
U.S. Treasury 3.875% 4/30/2031	66,375	65,429
U.S. Treasury 4.125% 6/30/2031	372,891	371,595
U.S. Treasury 4.125% 10/31/2031	1,408	1,401
U.S. Treasury 4.125% 11/30/2031	985	980
U.S. Treasury 4.125% 11/15/2032	114	113
U.S. Treasury 4.25% 6/30/2033	93,783	93,420
U.S. Treasury 4.375% 5/15/2034	100	100

191 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 8/15/2035	USD44,038		$43,483
U.S. Treasury 4.375% 5/15/2036 (c)	421,907		419,699
U.S. Treasury 4.25% 5/15/2039 (c)	125,497		121,281
U.S. Treasury 1.375% 11/15/2040	24,540		15,875
U.S. Treasury 1.875% 2/15/2041	24,272		16,846
U.S. Treasury 4.75% 2/15/2041	75,066		75,107
U.S. Treasury 2.00% 11/15/2041	57		40
U.S. Treasury 2.375% 2/15/2042	2,701		1,971
U.S. Treasury 3.25% 5/15/2042	10,848		8,936
U.S. Treasury 4.875% 8/15/2045	13,819		13,716
U.S. Treasury 5.00% 5/15/2046	171,280		172,565
U.S. Treasury 3.00% 2/15/2049	124,633		90,885
U.S. Treasury 2.875% 5/15/2049	19,228		13,656
U.S. Treasury 2.875% 5/15/2052	990		685
U.S. Treasury 4.00% 11/15/2052	7,328		6,270
U.S. Treasury 4.125% 8/15/2053	213		186
U.S. Treasury 4.75% 2/15/2056 (c)	463,815		450,553
U.S. Treasury 5.00% 5/15/2056	12,672		12,807

			3,148,773

U.S. Treasury inflation-protected securities 0.58%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (d)	6,274		6,244
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (d)	3,628		3,571
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (d)	7,939		7,459
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (d)	21,990		21,316
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (d)	1,209		1,183
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (d)	–	(e)	–	(e)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (d)	2,381		2,082
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (d)	24,789		22,842

			64,697

Total U.S. Treasury bonds & notes			3,213,470

Mortgage-backed obligations 27.80%
Federal agency mortgage-backed obligations 21.12%
Fannie Mae Pool #AS8018 3.00% 9/1/2031 (f)	20		19
Fannie Mae Pool #BM4741 3.00% 4/1/2032 (f)	6		6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (f)	1,724		1,619
Fannie Mae Pool #CB2248 2.50% 11/1/2036 (f)	88		82
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (f)	1,491		1,396
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (f)	629		589
Fannie Mae Pool #945680 6.00% 9/1/2037 (f)	299		309
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(g)	122		124
Fannie Mae Pool #988588 5.50% 8/1/2038 (f)	121		124
Fannie Mae Pool #889982 5.50% 11/1/2038 (f)	547		561
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (f)	127		128
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (f)	650		656
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (f)	481		483
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)(f)	97,371		84,680
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (f)	605		610
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (f)	277		280
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (f)	275		277
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (f)	152		153
Fannie Mae Pool #AZ3904 4.00% 5/1/2045 (f)	30		29
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (f)	1,469		1,367
Fannie Mae Pool #MA5841 7.00% 7/1/2045 (f)	248		262
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (f)	630		586
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (f)	571		542

American Funds Insurance Series 192

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BD5477 4.00% 7/1/2046 (f)	USD112	$107
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (f)	3,868	3,697
Fannie Mae Pool #BE0592 4.00% 11/1/2046 (f)	222	209
Fannie Mae Pool #BE8885 4.00% 3/1/2047 (f)	684	653
Fannie Mae Pool #MA3058 4.00% 7/1/2047 (f)	30	28
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (f)	3,390	3,124
Fannie Mae Pool #BJ1515 4.00% 11/1/2047 (f)	1,662	1,581
Fannie Mae Pool #CA0706 4.00% 11/1/2047 (f)	61	58
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (f)	1,870	1,827
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (f)	992	914
Fannie Mae Pool #BJ5749 4.00% 5/1/2048 (f)	12	11
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (f)	5,000	4,470
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (f)	3,609	3,336
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (f)	15,828	15,054
Fannie Mae Pool #FM4891 3.50% 10/1/2048 (f)	14,712	13,647
Fannie Mae Pool #BM4676 4.00% 10/1/2048 (f)	8	8
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (f)	381	354
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (f)	962	862
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (f)	672	604
Fannie Mae Pool #FS5372 3.50% 7/1/2049 (f)	1,983	1,827
Fannie Mae Pool #FM1262 4.00% 7/1/2049 (f)	16,152	15,329
Fannie Mae Pool #FM0007 3.50% 9/1/2049 (f)	11,252	10,345
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (f)	3,114	2,859
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (f)	4,961	4,552
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (f)	22,687	20,834
Fannie Mae Pool #CA5504 2.50% 4/1/2050 (f)	10	9
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (f)	236	198
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (f)	4,466	3,819
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (f)	511	428
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (f)	39	32
Fannie Mae Pool #FM5507 3.00% 7/1/2050 (f)	14,047	12,527
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (f)	4,734	4,247
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (f)	1,576	1,383
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (f)	895	751
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (f)	574	482
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (f)	875	768
Fannie Mae Pool #BQ1226 2.00% 9/1/2050 (f)	1,508	1,220
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (f)	1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050 (f)	16,046	13,430
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (f)	2,366	2,025
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (f)	813	696
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (f)	397	333
Fannie Mae Pool #BQ2400 2.50% 9/1/2050 (f)	55	46
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (f)	275	242
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (f)	839	702
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (f)	230	196
Fannie Mae Pool #FM4684 2.50% 10/1/2050 (f)	181	152
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (f)	169	142
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (f)	1,299	1,140
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (f)	1,703	1,362
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (f)	5,534	4,740
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (f)	1,032	867
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (f)	611	513
Fannie Mae Pool #CA7743 2.50% 11/1/2050 (f)	24	20
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (f)	13,349	11,914
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (f)	974	786
Fannie Mae Pool #CA8025 2.50% 12/1/2050 (f)	879	736
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (f)	947	831
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (f)	6,105	4,925
Fannie Mae Pool #BR4104 2.00% 1/1/2051 (f)	4,672	3,774

193 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (f)	USD40	$32
Fannie Mae Pool #FM6113 2.50% 1/1/2051 (f)	19,729	16,684
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (f)	1,448	1,214
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (f)	855	717
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (f)	59	51
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (f)	3,177	2,541
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (f)	663	531
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (f)	350	286
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (f)	4,613	3,930
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (f)	3,303	2,764
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (f)	329	263
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (f)	7,024	5,879
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (f)	1,611	1,349
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (f)	911	762
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (f)	8,199	6,559
Fannie Mae Pool #BR7191 2.00% 4/1/2051 (f)	1,774	1,419
Fannie Mae Pool #BR7719 2.00% 4/1/2051 (f)	539	431
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (f)	26	21
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (f)	4,684	3,920
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (f)	4,395	3,679
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (f)	2,276	1,921
Fannie Mae Pool #CB0006 2.50% 4/1/2051 (f)	403	338
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (f)	304	255
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (f)	162	136
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (f)	2,802	2,466
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (f)	335	297
Fannie Mae Pool #BT0519 2.00% 5/1/2051 (f)	10,296	8,236
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (f)	1,662	1,329
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (f)	16	13
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (f)	1,788	1,503
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (f)	1,695	1,419
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (f)	556	466
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (f)	452	378
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (f)	153	128
Fannie Mae Pool #FM7222 2.50% 5/1/2051 (f)	31	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (f)	25	21
Fannie Mae Pool #BT0136 2.00% 6/1/2051 (f)	1,736	1,389
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (f)	462	378
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (f)	1,325	1,109
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (f)	731	612
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (f)	251	221
Fannie Mae Pool #FM7510 3.00% 6/1/2051 (f)	177	157
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (f)	72	58
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (f)	8,015	6,811
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (f)	4,430	3,717
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (f)	4,171	3,491
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (f)	2,224	1,861
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (f)	880	740
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (f)	527	442
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (f)	393	336
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (f)	194	164
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (f)	1,850	1,615
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (f)	185	155
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (f)	1,220	1,069
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (f)	2,938	2,459
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (f)	1,865	1,565
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (f)	1,297	1,088
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (f)	950	805
Fannie Mae Pool #CB1552 2.50% 9/1/2051 (f)	447	376
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (f)	412	345

American Funds Insurance Series 194

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (f)	USD293	$247
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (f)	281	236
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (f)	51	43
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (f)	7,017	5,613
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (f)	301	252
Fannie Mae Pool #BT9147 2.50% 10/1/2051 (f)	20	17
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (f)	2,745	2,422
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (f)	4,139	3,326
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (f)	145	116
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (f)	119	96
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (f)	91	76
Fannie Mae Pool #FM9810 3.00% 11/1/2051 (f)	783	691
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (f)	6,804	5,442
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (f)	5,709	4,567
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (f)	759	610
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (f)	1,802	1,512
Fannie Mae Pool #CB2404 2.50% 12/1/2051 (f)	289	242
Fannie Mae Pool #CB2787 3.50% 12/1/2051 (f)	21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (f)	1,748	1,402
Fannie Mae Pool #BU7233 2.00% 1/1/2052 (f)	44	36
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (f)	5,693	4,765
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (f)	4,141	3,471
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (f)	1,840	1,543
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (f)	1,053	882
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (f)	316	265
Fannie Mae Pool #FS0454 3.00% 1/1/2052 (f)	854	752
Fannie Mae Pool #BU1410 3.00% 1/1/2052 (f)	533	466
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (f)	13,831	11,079
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (f)	2,343	1,881
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (f)	753	603
Fannie Mae Pool #BT1967 2.50% 2/1/2052 (f)	1,599	1,347
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (f)	816	687
Fannie Mae Pool #FS1080 2.50% 2/1/2052 (f)	694	581
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (f)	475	397
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (f)	457	383
Fannie Mae Pool #BV2784 2.50% 2/1/2052 (f)	29	24
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (f)	29,741	26,620
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (f)	1,461	1,171
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (f)	1,174	942
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (f)	1,004	806
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (f)	827	662
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (f)	2,551	2,140
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (f)	1,600	1,347
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (f)	780	655
Fannie Mae Pool #FS4433 2.50% 3/1/2052 (f)	608	513
Fannie Mae Pool #BV4119 2.50% 3/1/2052 (f)	360	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (f)	33	27
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (f)	4,745	4,145
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (f)	941	822
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (f)	5,350	4,279
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (f)	1,548	1,243
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (f)	701	562
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (f)	29,916	25,047
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (f)	1,407	1,183
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (f)	154	130
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (f)	1,317	1,239
Fannie Mae Pool #FS1655 4.00% 4/1/2052 (f)	223	210
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (f)	3,474	2,798
Fannie Mae Pool #FS8650 2.50% 5/1/2052 (f)	19,531	16,397
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (f)	2,058	1,730

195 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5033 2.50% 5/1/2052 (f)	USD945	$796
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (f)	900	757
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (f)	6,050	5,284
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (f)	29	23
Fannie Mae Pool #FS7953 2.50% 6/1/2052 (f)	915	767
Fannie Mae Pool #MA4623 2.50% 6/1/2052 (f)	138	116
Fannie Mae Pool #FS7062 3.00% 6/1/2052 (f)	124	108
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (f)	2,704	2,536
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (f)	2,783	2,329
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (f)	404	339
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (f)	128	107
Fannie Mae Pool #BW0959 5.00% 7/1/2052 (f)	2,664	2,641
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (f)	3,947	3,447
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (f)	483	480
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (f)	419	352
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (f)	93	82
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (f)	233	225
Fannie Mae Pool #BW8497 4.50% 9/1/2052 (f)	56	54
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (f)	7,244	7,204
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (f)	8,499	6,798
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (f)	8,855	8,556
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (f)	2,474	2,384
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (f)	2,141	2,122
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (f)	2,522	2,551
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (f)	2,327	2,354
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (f)	184	191
Fannie Mae Pool #BX1132 4.50% 11/1/2052 (f)	698	674
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (f)	131	129
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (f)	25	26
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (f)	555	485
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (f)	18,688	18,555
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (f)	642	540
Fannie Mae Pool #BW5268 4.00% 3/1/2053 (f)	288	270
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (f)	140	139
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (f)	3,340	3,370
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (f)	302	306
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (f)	619	639
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (f)	600	579
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (f)	13,590	13,446
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (f)	75	75
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (f)	730	739
Fannie Mae Pool #CB6033 6.00% 4/1/2053 (f)	5,021	5,182
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (f)	2,589	2,572
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (f)	2,033	2,010
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (f)	4,837	4,889
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (f)	5,273	5,412
Fannie Mae Pool #BW9618 3.00% 6/1/2053 (f)	588	513
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (f)	2,670	2,575
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (f)	5,205	5,261
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (f)	4,058	4,091
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (f)	304	308
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (f)	2,959	3,050
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (f)	1,976	2,034
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (f)	1,431	1,476
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (f)	5,699	4,574
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (f)	3,371	2,830
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (f)	141	118
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (f)	18,114	17,451
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (f)	86	86
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (f)	2,833	2,856

American Funds Insurance Series 196

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (f)	USD5,152	$5,374
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (f)	15,166	15,291
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (f)	10,509	10,631
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (f)	5,349	5,411
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (f)	464	469
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (f)	3,474	3,561
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (f)	10,269	10,634
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (f)	10,817	10,936
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (f)	5,704	5,756
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (f)	101	103
Fannie Mae Pool #BY1399 3.50% 11/1/2053 (f)	946	859
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (f)	51,904	51,360
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (f)	1,485	1,544
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (f)	20	20
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (f)	1,695	1,714
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (f)	569	595
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (f)	3,309	3,465
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (f)	834	864
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (f)	2,701	2,606
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (f)	2,086	2,100
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (f)	1,482	1,494
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (f)	5,390	5,562
Fannie Mae Pool #DA7831 6.00% 2/1/2054 (f)	1,317	1,352
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (f)	3,741	3,953
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (f)	13,161	12,691
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (f)	15,494	15,626
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	1,286	1,296
Fannie Mae Pool #FS7507 6.00% 3/1/2054 (f)	3,883	4,007
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (f)	2,645	2,713
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (f)	1,199	1,228
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (f)	2,818	2,955
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (f)	4,448	4,505
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (f)	3,710	3,829
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (f)	482	486
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (f)	261	268
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (f)	111	113
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (f)	2,131	2,147
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (f)	1,686	1,708
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (f)	15,150	15,736
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (f)	1,017	1,047
Fannie Mae Pool #DB5030 6.00% 6/1/2054 (f)	863	887
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (f)	7,947	8,283
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (f)	6,299	6,383
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (f)	1,341	1,357
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (f)	17,284	17,693
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (f)	4,178	4,322
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (f)	1,910	1,969
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (f)	1,562	1,598
Fannie Mae Pool #DB7685 6.00% 7/1/2054 (f)	1,110	1,141
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (f)	1,017	1,049
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (f)	775	793
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (f)	269	276
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (f)	12,504	13,031
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (f)	3,302	3,432
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (f)	1,828	1,910
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (f)	121	122
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	28,938	29,623
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (f)	959	985
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (f)	526	539
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (f)	185	190

197 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (f)	USD83	$85
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (f)	81	83
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (f)	1,893	1,972
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (f)	1,399	1,457
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (f)	2,825	2,842
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (f)	1,577	1,597
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (f)	1,128	1,143
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	318	326
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (f)	181	186
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	151	155
Fannie Mae Pool #DC2270 6.00% 9/1/2054 (f)	81	84
Fannie Mae Pool #FS9204 6.50% 9/1/2054 (f)	1,140	1,180
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (f)	623	638
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (f)	3,714	3,734
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (f)	2,477	2,535
Fannie Mae Pool #MA5547 7.00% 11/1/2054 (f)	1,839	1,943
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (f)	239	230
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (f)	88	84
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (f)	30	29
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (f)	3,482	3,592
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (f)	1,290	1,328
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (f)	359	368
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (f)	236	242
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (f)	210	216
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (f)	1,540	1,548
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (f)	858	883
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (f)	346	354
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (f)	1,395	1,447
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (f)	1,005	1,046
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (f)	2,230	2,139
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (f)	2,348	2,359
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	9,001	9,214
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (f)	395	397
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (f)	3,563	3,648
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	230	235
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	225	230
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (f)	891	943
Fannie Mae Pool #FA4426 7.00% 4/1/2055 (f)	80	84
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (f)	256	252
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (f)	623	658
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (f)	397	399
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (f)	3,743	3,786
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (f)	1,989	2,052
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (f)	1,705	1,804
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (f)	285	301
Fannie Mae Pool #DF4985 3.50% 11/1/2055 (f)	116	105
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (f)	370	392
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (f)	8,988	8,107
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (f)	6,564	5,912
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (f)	14,079	12,165
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (f)	16,729	14,372
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (f)	925	888
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (f)	4,291	3,853
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (f)	3	3
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (f)	13	13
Fannie Mae, Series 2002-W1, Class 2A, 4.30% 2/25/2042 (f)(g)	14	13
Freddie Mac Pool #ZS8507 3.00% 11/1/2028 (f)	28	28
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (f)	438	433
Freddie Mac Pool #A15120 5.50% 10/1/2033 (f)	31	31
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (f)	28	26

American Funds Insurance Series 198

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (f)	USD2,162	$2,026
Freddie Mac Pool #G05196 5.50% 10/1/2038 (f)	33	34
Freddie Mac Pool #G05267 5.50% 12/1/2038 (f)	25	26
Freddie Mac Pool #G06020 5.50% 12/1/2039 (f)	46	47
Freddie Mac Pool #G05860 5.50% 2/1/2040 (f)	156	160
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (f)	1,641	1,433
Freddie Mac Pool #A93948 4.50% 9/1/2040 (f)	120	118
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (f)	4,865	4,246
Freddie Mac Pool #G06868 4.50% 4/1/2041 (f)	113	112
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (f)	8,469	7,414
Freddie Mac Pool #G06841 5.50% 6/1/2041 (f)	258	265
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (f)	13,704	12,487
Freddie Mac Pool #RA6996 2.50% 3/1/2047 (f)	51	43
Freddie Mac Pool #ZT2100 3.00% 4/1/2047 (f)	82	73
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (f)	725	686
Freddie Mac Pool #G08789 4.00% 11/1/2047 (f)	448	427
Freddie Mac Pool #G61733 3.00% 12/1/2047 (f)	3,588	3,231
Freddie Mac Pool #G67709 3.50% 3/1/2048 (f)	9,399	8,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (f)	687	652
Freddie Mac Pool #G61628 3.50% 9/1/2048 (f)	218	202
Freddie Mac Pool #Q58494 4.00% 9/1/2048 (f)	906	863
Freddie Mac Pool #ZN4842 3.50% 4/1/2049 (f)	482	443
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (f)	1,378	1,265
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (f)	7,573	6,971
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (f)	20,458	18,312
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (f)	4,158	3,559
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (f)	26	21
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (f)	261	230
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (f)	1,690	1,418
Freddie Mac Pool #RA3528 2.50% 9/1/2050 (f)	60	50
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (f)	1,596	1,408
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (f)	4,978	4,265
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (f)	1,133	950
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (f)	53	45
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (f)	23	20
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (f)	1,789	1,498
Freddie Mac Pool #RA4242 2.50% 1/1/2051 (f)	901	762
Freddie Mac Pool #QB7973 3.00% 1/1/2051 (f)	618	541
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (f)	1,648	1,323
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (f)	387	316
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (f)	91	74
Freddie Mac Pool #SI2114 2.50% 2/1/2051 (f)	105	88
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (f)	58,594	47,261
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (f)	1,682	1,348
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (f)	2,167	1,814
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (f)	2,079	1,674
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (f)	212	177
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (f)	1,744	1,395
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (f)	1,698	1,359
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (f)	1,525	1,220
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (f)	1,178	953
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (f)	990	873
Freddie Mac Pool #QC3423 2.00% 6/1/2051 (f)	1,854	1,483
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (f)	2,141	1,830
Freddie Mac Pool #QC3532 2.50% 6/1/2051 (f)	65	54
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (f)	55	46
Freddie Mac Pool #QC5000 2.00% 7/1/2051 (f)	268	214
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (f)	1,834	1,536
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (f)	527	443
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (f)	5,230	4,651

199 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (f)	USD726	$584
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (f)	9,191	7,804
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (f)	7,164	5,996
Freddie Mac Pool #QC7739 2.50% 9/1/2051 (f)	2,008	1,680
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (f)	1,726	1,445
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (f)	1,777	1,552
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (f)	932	823
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (f)	346	277
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (f)	1,780	1,494
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (f)	5,879	5,186
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (f)	1,638	1,458
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (f)	1,966	1,798
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (f)	2,138	1,714
Freddie Mac Pool #QC9944 2.50% 11/1/2051 (f)	2,524	2,112
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (f)	1,231	1,054
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (f)	1,028	907
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (f)	512	447
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (f)	1,580	1,270
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (f)	756	608
Freddie Mac Pool #RA6499 2.00% 12/1/2051 (f)	396	317
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (f)	4,785	4,014
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (f)	1,033	867
Freddie Mac Pool #QD2659 2.50% 12/1/2051 (f)	964	808
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (f)	30	26
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (f)	17	15
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (f)	3,839	3,224
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (f)	2,445	2,060
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (f)	630	527
Freddie Mac Pool #RA6634 2.50% 1/1/2052 (f)	475	399
Freddie Mac Pool #QD5254 2.50% 1/1/2052 (f)	450	379
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (f)	3,624	3,220
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (f)	602	526
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (f)	1,516	1,215
Freddie Mac Pool #QD6781 2.00% 2/1/2052 (f)	973	778
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (f)	774	621
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (f)	947	794
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (f)	662	555
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (f)	372	312
Freddie Mac Pool #SD8194 2.50% 2/1/2052 (f)	213	179
Freddie Mac Pool #QD7360 2.50% 2/1/2052 (f)	157	132
Freddie Mac Pool #QD7312 2.50% 2/1/2052 (f)	56	47
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (f)	556	508
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (f)	2,127	1,706
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (f)	1,692	1,361
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (f)	1,172	938
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (f)	868	696
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (f)	805	645
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (f)	463	371
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (f)	158	126
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (f)	980	822
Freddie Mac Pool #SD8200 2.50% 3/1/2052 (f)	746	627
Freddie Mac Pool #QE0888 2.50% 3/1/2052 (f)	671	565
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (f)	66	55
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (f)	1,184	950
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (f)	1,600	1,339
Freddie Mac Pool #QE0521 2.50% 4/1/2052 (f)	518	434
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (f)	246	207
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (f)	208	175
Freddie Mac Pool #QE1585 2.50% 4/1/2052 (f)	186	157
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (f)	116	97

American Funds Insurance Series 200

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1658 2.50% 4/1/2052 (f)	USD112	$94
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (f)	1,569	1,319
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (f)	340	286
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (f)	39,245	34,328
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (f)	3,361	2,938
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (f)	44	39
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (f)	733	666
Freddie Mac Pool #QE4084 6.50% 6/1/2052 (f)	86	90
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (f)	29,215	24,594
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (f)	453	379
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (f)	177	148
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (f)	3,986	3,480
Freddie Mac Pool #SL0643 3.00% 7/1/2052 (f)	801	701
Freddie Mac Pool #QE5698 5.00% 7/1/2052 (f)	1,513	1,501
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (f)	83	67
Freddie Mac Pool #SD1408 2.50% 8/1/2052 (f)	177	149
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (f)	511	451
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (f)	69	66
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (f)	3,720	3,249
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (f)	299	289
Freddie Mac Pool #QF1205 4.50% 9/1/2052 (f)	280	270
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (f)	68	65
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (f)	44	43
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (f)	27	26
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (f)	5,296	5,388
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (f)	14,479	13,678
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (f)	5,028	4,759
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (f)	14,896	14,375
Freddie Mac Pool #QF2692 5.00% 11/1/2052 (f)	3,071	3,047
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (f)	1,848	1,869
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (f)	60	62
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (f)	33	34
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (f)	975	852
Freddie Mac Pool #SD2065 4.00% 12/1/2052 (f)	942	884
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (f)	970	1,003
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (f)	14,054	13,575
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (f)	175	173
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (f)	1,962	1,943
Freddie Mac Pool #SD2462 5.50% 2/1/2053 (f)	33,728	34,158
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (f)	20,147	20,394
Freddie Mac Pool #QF8083 6.00% 2/1/2053 (f)	9,651	9,965
Freddie Mac Pool #SD8314 4.50% 4/1/2053 (f)	177	171
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (f)	3,987	3,962
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (f)	487	482
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (f)	30	29
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (f)	7,342	7,264
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (f)	6,663	6,722
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (f)	2,635	2,667
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (f)	1,873	1,887
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (f)	10,614	10,928
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (f)	4,898	4,843
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (f)	11,071	11,190
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (f)	2,436	2,506
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (f)	1,223	1,258
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (f)	506	527
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (f)	454	474
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (f)	436	459
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (f)	411	433
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (f)	299	315
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (f)	229	241

201 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (f)	USD166	$172
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (f)	128	136
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (f)	65	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (f)	229	227
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (f)	6,338	6,411
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (f)	452	457
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (f)	6,478	6,689
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (f)	1,981	2,000
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (f)	1,972	1,994
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (f)	1,711	1,728
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (f)	1,317	1,333
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (f)	1,164	1,200
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (f)	910	945
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (f)	35,510	36,783
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (f)	735	728
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (f)	10,413	10,660
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (f)	2,313	2,395
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (f)	15,490	15,672
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (f)	8,925	9,316
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (f)	1,255	1,303
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (f)	25	26
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (f)	3,949	4,072
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (f)	2,527	2,614
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (f)	427	442
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (f)	620	625
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (f)	3,944	4,051
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (f)	2,645	2,724
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (f)	3,564	3,715
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (f)	325	328
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (f)	2,063	2,090
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (f)	1,489	1,500
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (f)	6,132	6,323
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (f)	3,866	3,995
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (f)	1,620	1,676
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (f)	1,401	1,441
Freddie Mac Pool #SD8421 6.00% 4/1/2054 (f)	115	117
Freddie Mac Pool #SD5316 6.00% 4/1/2054 (f)	18	18
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (f)	4,411	4,626
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (f)	1,749	1,725
Freddie Mac Pool #RJ1417 5.50% 5/1/2054 (f)	32,352	32,771
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (f)	4,241	4,306
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	2,073	2,122
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (f)	4,375	4,554
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (f)	2,500	2,530
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (f)	873	886
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (f)	19,765	20,414
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	81	83
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (f)	4,500	4,702
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (f)	1,688	1,709
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (f)	16,136	16,518
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (f)	10,970	11,415
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (f)	2,164	2,218
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (f)	626	646
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (f)	146	150
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (f)	1,861	1,944
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (f)	1,799	1,781
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (f)	1,264	1,246
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (f)	1,226	1,216
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (f)	2	2
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	6,077	6,221

American Funds Insurance Series 202

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (f)	USD1,788	$1,833
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	428	441
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (f)	114	117
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (f)	36	37
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (f)	9,812	10,189
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (f)	7,953	8,288
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (f)	3,134	3,283
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (f)	2,248	2,342
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (f)	1,299	1,352
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (f)	716	743
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	66
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (f)	3,783	3,912
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (f)	331	340
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (f)	196	203
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (f)	194	202
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (f)	166	171
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (f)	116	119
Freddie Mac Pool #QJ3982 6.00% 9/1/2054 (f)	28	28
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	14	15
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (f)	3,212	3,336
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (f)	1,892	1,963
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (f)	1,347	1,399
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (f)	850	888
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (f)	835	840
Freddie Mac Pool #QJ5971 6.00% 10/1/2054 (f)	143	146
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	45	46
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (f)	17	18
Freddie Mac Pool #QJ7714 6.50% 10/1/2054 (f)	111	115
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (f)	4,462	4,281
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (f)	2,437	2,400
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (f)	9,971	10,035
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	9,088	9,140
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (f)	2,519	2,579
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (f)	3,245	3,198
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (f)	226	228
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (f)	12	12
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (f)	184	189
Freddie Mac Pool #QX0548 6.50% 12/1/2054 (f)	608	629
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (f)	1,618	1,710
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (f)	1,139	1,145
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (f)	1,845	1,909
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (f)	990	1,021
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (f)	431	441
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (f)	4,440	4,258
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	2,104	2,154
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (f)	1,498	1,539
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	5,234	5,358
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (f)	648	664
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (f)	497	527
Freddie Mac Pool #QY0611 7.00% 4/1/2055 (f)	348	368
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (f)	181	178
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (f)	818	805
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (f)	693	733
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (f)	29	31
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (f)	3,762	3,705
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (f)	514	528
Freddie Mac Pool #SL4068 7.00% 9/1/2055 (f)	1,739	1,841
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (f)	928	843
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035 (f)	30	31
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (f)	80	82

203 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(g)	USD3,461	$3,432
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036 (f)	72	64
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (f)	64	56
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(g)	4,919	4,749
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (f)	1,230	1,174
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (f)	6,783	6,522
Government National Mortgage Assn. 2.50% 7/1/2056 (f)(h)	4,300	3,672
Government National Mortgage Assn. 5.00% 7/1/2056 (f)(h)	135	133
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049 (f)	8,394	7,956
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (f)	22	22
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049 (f)	3,441	3,386
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (f)	7,752	7,094
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (f)	1,769	1,452
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (f)	3,529	2,898
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (f)	2,746	2,255
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (f)	6,241	5,125
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (f)	6,960	5,925
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (f)	2,607	2,211
Government National Mortgage Assn. Pool #MA7648 2.00% 10/20/2051 (f)	26	21
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (f)	2,498	2,127
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (f)	927	761
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (f)	8,963	7,358
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (f)	3,677	3,146
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (f)	3,163	2,698
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (f)	204	182
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (f)	26	21
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (f)	157	140
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (f)	31	26
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (f)	4,216	3,850
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (f)	4,347	3,871
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (f)	3,598	3,263
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (f)	19,422	17,571
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (f)	6,861	6,454
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (f)	4,794	4,522
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (f)	3,073	2,974
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (f)	10,907	10,541
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (f)	2,763	2,739
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (f)	7,077	6,835
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (f)	11,820	11,408
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (f)	75	62
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (f)	1,653	1,545
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (f)	1,530	1,475
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (f)	2,891	2,912
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (f)	1,713	1,724
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (f)	6,495	6,536
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (f)	8,288	8,341
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (f)	2,471	2,486
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (f)	1,411	1,065
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (f)(h)	3,253	2,964
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (f)(h)	2,592	2,362
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (f)(h)	19,829	15,838
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (f)(h)	15,886	13,276
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (f)(h)	2,686	2,639
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (f)(h)	2,388	2,441
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (f)(h)	23,501	24,313
Uniform Mortgage-Backed Security 7.00% 7/1/2056 (f)(h)	432	456
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (f)(h)	47,248	37,724
Uniform Mortgage-Backed Security 2.50% 8/1/2056 (f)(h)	49,740	41,553
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (f)(h)	4,063	3,988

American Funds Insurance Series 204

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (f)(h)	USD1,110	$1,112
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (f)(h)	67,514	68,803
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (f)(h)	15,015	15,780

		2,364,843

Commercial mortgage-backed securities 3.44%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.368% 6/15/2040 (a)(f)(g)	11,443	11,510
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(f)	11,892	11,350
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.317% 7/15/2041 (a)(f)(g)	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (f)	770	754
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (f)	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (f)(g)	684	715
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(g)	500	521
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (f)	3,537	3,619
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (f)	123	121
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (f)	1,018	963
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (f)	295	270
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (f)	2,541	2,493
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(g)	781	773
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(g)	3,361	3,454
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(g)	2,174	2,220
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(g)	2,774	2,860
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(g)	7,780	7,987
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 4.99% 11/15/2038 (a)(f)(g)	248	248
BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 5.24% 11/15/2038 (a)(f)(g)	73	73
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 5.59% 11/15/2038 (a)(f)(g)	110	110
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(f)(g)	1,651	1,653
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.59% 11/15/2038 (a)(f)(g)	7,294	7,295
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.615% 1/17/2039 (a)(f)(g)	1,611	1,612
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (a)(f)(g)	26,909	26,709
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.317% 8/15/2041 (a)(f)(g)	7,147	7,182
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (a)(f)(g)	28,535	28,612
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (a)(f)(g)	25,957	26,024
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.503% 7/15/2041 (a)(f)(g)	1,514	1,519
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(f)(g)	19,044	19,328
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	94	93
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, 5.565% 5/15/2043 (a)(f)(g)	27,080	27,021
CONE Trust, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.267% 8/15/2041 (a)(f)(g)	5,461	5,446
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(f)(g)	8,924	9,030
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (a)(f)	966	982
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (a)(f)	1,121	1,133
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (a)(f)(g)	862	871
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (f)	87	86
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (a)(f)(g)	7,301	7,342
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.925% 10/15/2042 (a)(f)(g)	9,136	9,167
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(g)	2,432	2,460
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (a)(f)(g)	1,508	1,512
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (a)(f)(g)	10,443	10,430
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (f)	400	395

205 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (f)	USD100	$98
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (f)	1,536	1,408
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (a)(f)(g)	8,260	8,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (a)(f)(g)	15,120	15,479
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (a)(f)(g)	1,478	1,485
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (a)(f)(g)	24,720	25,128
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (a)(f)(g)	28,416	28,448
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (f)	640	634
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (f)	240	236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(f)	6,854	5,924
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(g)	2,040	2,029
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (f)	53	52
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (f)	245	244
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (a)(f)(g)	4,409	4,376
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.017% 5/15/2039 (a)(f)(g)	3,848	3,857
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (a)(f)	4,065	3,624
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (a)(f)(g)	26,882	26,750
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (f)	2,550	2,541
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (f)	1,019	963
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(g)	5,667	5,831
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (f)	205	204

		384,891

Collateralized mortgage-backed obligations (privately originated) 3.24%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(f)(g)	1,311	1,199
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(f)	28	28
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(f)	3,181	3,092
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(b)(f)	10,719	10,426
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(f)(g)	484	454
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(f)(g)	89	88
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(f)(g)	586	533
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (a)(b)(f)	5,987	6,002
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(f)(g)	1,594	1,590
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(f)(g)	11,853	11,602
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(f)(g)	4,632	4,361
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(f)(g)	82	78
COLT Funding, LLC, Series 2025-1, Class A1, 5.699% 1/25/2070 (6.699% on 1/1/2029) (a)(b)(f)	3,911	3,927
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(f)(g)	898	814
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (a)(f)(g)	1,723	1,748
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (a)(f)(g)	789	793
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (a)(f)(g)	329	329
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 1/25/2044 (a)(f)(g)	1,287	1,286
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (a)(f)(g)	507	511
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.728% 2/25/2044 (a)(f)(g)	72	72
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 2/25/2044 (a)(f)(g)	1,053	1,062

American Funds Insurance Series 206

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.228% 9/25/2044 (a)(f)(g)	USD948	$950
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (a)(f)(g)	1,565	1,568
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (a)(f)(g)	1,284	1,285
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	3,006	3,009
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (a)(f)(g)	15,042	15,063
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (a)(f)(g)	9,348	9,354
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(f)(g)	1,565	1,297
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (a)(f)(g)	1,716	1,422
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.578% 6/25/2042 (a)(f)(g)	4,954	5,014
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.778% 9/25/2042 (a)(f)(g)	49	49
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.328% 9/25/2042 (a)(f)(g)	1,519	1,568
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 4.978% 2/25/2044 (a)(f)(g)	1,180	1,181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2044 (a)(f)(g)	6,657	6,664
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.078% 10/25/2044 (a)(f)(g)	199	199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.728% 5/25/2045 (a)(f)(g)	1,655	1,661
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.828% 5/25/2045 (a)(f)(g)	2,216	2,217
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(b)(f)	2,826	2,839
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(f)(g)	1,380	1,263
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(b)(f)	619	604
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (a)(b)(f)	11,241	11,291
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (a)(f)(g)	429	436
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.50% 7/25/2066 (a)(f)(g)	2,726	2,718
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	448	448
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (a)(f)	1,571	1,573
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (a)(f)(g)	1,638	1,504
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(b)(f)	11,945	11,921
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(f)	2,833	2,821
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A1, 5.044% 7/25/2069 (a)(f)(g)	2,951	2,945
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.671% 3/25/2053 (a)(f)(g)	2,016	2,026
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.699% 4/25/2053 (a)(f)(g)	1,551	1,556
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (a)(f)(g)	9,331	9,229
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(b)(f)	4,328	4,342
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(b)(f)	2,297	2,307
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(b)(f)	4,588	4,612
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(b)(f)	4,377	4,417
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(b)(f)	11,270	11,336
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(b)(f)	3,530	3,527
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(b)(f)	12,912	12,976
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (a)(f)(g)	6,316	6,265
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.321% 1/25/2066 (a)(f)(g)	11,450	11,434
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(f)(g)	1,194	1,051
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(f)	1,074	1,060
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(f)(g)	1,044	993
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(f)	14,242	13,428
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (a)(f)	4,038	3,807

207 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Progress Residential Trust, Series 2026-SFR2, Class A, 4.24% 5/17/2043 (a)(f)	USD6,571	$6,346
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(b)(f)	2,748	2,660
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.375% 10/17/2041 (a)(f)(g)	6,364	6,372
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.50% 3/25/2058 (a)(f)(g)	10,125	9,581
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(f)	6,299	5,736
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 4.972% 7/25/2065 (a)(f)(g)	2,687	2,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(i)(j)	1,368	1,299
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(f)	8,553	8,492
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(f)	7,389	7,281
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (a)(f)	3,300	3,225
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(b)(f)	3,929	3,881
Verus Securitization Trust, Series 2026-R5, Class A1, 5.457% 3/25/2068 (a)(f)(g)	3,987	3,992
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(b)(f)	9,663	9,719
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(b)(f)	4,560	4,586
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (a)(b)(f)	9,503	9,538
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (a)(f)(g)	4,036	4,026
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(f)(g)	3,205	3,207
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (a)(b)(f)	16,477	16,534
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(f)	3,814	3,799
Verus Securitization Trust, Series 2026-4, Class A1, 4.998% 4/25/2071 (a)(f)(g)	13,229	13,148

		363,336

Total mortgage-backed obligations		3,113,070

Asset-backed obligations 3.78%
Other asset-backed securities 2.38%
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(f)	9,848	9,858
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(f)	2,068	2,069
Aligned Data Centers Issuer, LLC, Series 2026-1A, Class A2I, 5.909% 6/15/2056 (a)(f)	6,680	6,712
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (a)(f)	6,619	6,519
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (a)(f)	4,565	4,527
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(f)	3,384	3,409
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (a)(f)	26	26
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (a)(f)	2,772	2,632
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (a)(f)	319	306
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(f)	303	304
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(f)	5,326	5,335
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(f)	7,948	8,036
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(f)	12,797	12,065
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (a)(f)	5,006	4,721
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (a)(f)	564	551
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)	18,008	15,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)	1,856	1,532
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (a)(f)	3,362	2,071
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (a)(f)	364	229
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)	5,836	4,638
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (a)(f)	1,898	1,125
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(f)	14,588	14,640
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(f)	6,398	6,421
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(f)	2,312	2,315
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (a)(f)	6,642	6,630
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(f)	1,234	1,158
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(f)	2,434	2,280
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(f)	225	207
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(f)	200	187
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(f)	1,218	1,154

American Funds Insurance Series 208

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Other asset-backed securities (continued)
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(f)	USD922	$852
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (a)(f)	103	93
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(f)	1,450	1,394
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(f)	5,519	5,143
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(f)	1,518	1,425
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (a)(f)	1,279	1,188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(f)	8,650	8,585
MAPS Trust, Series 2026-2A, Class A, 5.523% 6/15/2051 (a)(f)	5,575	5,579
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (a)(f)	197	197
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(f)	4,273	4,293
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(f)	2,824	2,679
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)	50,765	41,964
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(f)	2,268	2,276
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(f)	4,324	4,328
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(f)	2,314	2,313
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(f)	4,100	4,239
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (a)(f)	1,588	1,629
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(f)	493	493
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(f)	1,095	1,099
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/15/2028 (a)(f)	909	912
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (a)(f)	1,920	1,893
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(f)	3,835	3,832
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (a)(f)	121	121
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (a)(f)	1,991	1,893
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (a)(f)	367	352
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(f)	1,700	1,616
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(f)	535	525
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(f)	40	40
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(f)	339	333
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(f)	394	385
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(f)	510	498
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(f)	1,541	1,479
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (a)(f)	551	532
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(f)	1,235	1,163
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(f)	4,159	3,916
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (a)(f)	232	218
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(f)	3,520	3,316
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (a)(f)	2,867	2,749
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (a)(f)	86	78
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(f)	6,585	6,198
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(f)	2,318	2,140
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (a)(f)	225	208
U.S. Bank NA, Series 2026-SUP1, Class B1, 5.50% 6/27/2033 (a)(f)	7,988	8,010
U.S. Bank NA, Series 2026-RVM1, Class C, 5.595% 12/25/2046 (a)(f)	513	509
U.S. Bank NA, Series 2026-RVM1, Class C, 7.056% 12/25/2046 (a)(f)	2,112	2,106
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(f)	5,380	5,403

		266,875

Auto loan 0.96%
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028 (f)	143	144
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(f)	1,148	1,145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (a)(f)	177	177
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (a)(f)	64	64
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(f)	6,724	6,777
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(f)	1,348	1,349
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(f)	5,059	5,176
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(f)	4,665	4,742
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028 (f)	36	37

209 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Auto loan (continued)
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(f)	USD239	$240
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(f)	309	310
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(f)	799	805
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(f)	301	302
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(f)	3,661	3,666
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (a)(f)	397	397
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(f)	4,378	4,395
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (f)	7	7
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (f)	103	103
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (f)	758	767
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	283	286
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (a)(f)	1,014	1,091
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028 (f)	219	220
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029 (f)	597	600
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(f)	4,218	4,247
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(f)	293	294
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(f)	507	515
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(f)	1,229	1,229
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (a)(f)	673	677
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028 (f)	140	141
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028 (f)	320	323
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (a)(f)	4,815	4,868
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(f)	2,703	2,758
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(f)	3,984	4,099
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/15/2030 (a)(f)	948	964
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (a)(f)	1,174	1,159
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(f)	17,770	17,637
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(f)	1,264	1,255
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(f)	859	853
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(f)	3,007	3,036
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029 (f)	174	174
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028 (f)	39	39
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029 (f)	160	161
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (a)(f)	473	474
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(f)	846	848
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (a)(f)	3,223	3,242
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (a)(f)	714	720
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (a)(f)	316	317
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (a)(f)	483	490
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(f)	123	124
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028 (f)	414	417
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (f)	150	150
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (f)	459	461
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(f)	143	144
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(f)	361	364
Truist Bank Auto Credit-Linked Notes, Series 2026-1, Class B, 5.067% 6/26/2034 (a)(f)	5,525	5,533
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(f)	1,572	1,578
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(f)	1,236	1,251
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(f)	7,297	7,330
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(f)	6,769	6,800
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (f)	90	91
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029 (f)	232	233

		107,796

Credit card 0.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(f)	13,550	13,563

American Funds Insurance Series 210

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Credit card (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(f)	USD2,456	$2,444
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(f)	2,416	2,411
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (a)(f)	8,461	8,451

		26,869

Student loan 0.20%
Nelnet Student Loan Trust, Series 2025-AA, Class A1B, (30-day Average USD-SOFR + 1.10%) 4.693% 3/15/2057 (a)(f)(g)	13,238	13,196
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)	117	110
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)	1,965	1,873
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)	4,520	4,293
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(f)(g)	1,505	1,499
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.013% 7/25/2051 (a)(f)(g)	123	123
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (a)(f)(g)	546	550
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (a)(f)	495	499

		22,143

Total asset-backed obligations		423,683

Bonds & notes of governments & government agencies outside the U.S. 1.70%
Mexico 1.31%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (a)	75,226	75,625
Eagle Funding LuxCo SARL 5.50% 8/17/2030	8,029	8,071
United Mexican States 6.00% 5/13/2030	2,960	3,039
United Mexican States 6.00% 5/7/2036	32,486	32,458
United Mexican States 6.875% 5/13/2037	3,200	3,361
United Mexican States 6.25% 8/27/2037	9,050	9,062
United Mexican States 7.375% 5/13/2055	14,311	15,202

		146,818

Greece 0.29%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,778
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,885
Greece (Hellenic Republic of) 4.125% 6/15/2054	9,650	10,832

		32,495

Dominican Republic 0.08%
Dominican Republic (Government of) 5.95% 1/25/2027 (a)	USD8,100	8,160
Dominican Republic (Government of) 7.05% 2/3/2031 (a)	680	716

		8,876

Poland 0.01%
Poland (Republic of), Series 10Y, 5.75% 11/16/2032	555	583
Poland (Republic of), Series 10Y, 4.875% 10/4/2033	830	827

		1,410

Chile 0.01%
Chile (Republic of) 4.00% 1/31/2052	580	458

Total bonds & notes of governments & government agencies outside the U.S.		190,057

211 American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Municipals 1.41%
California 0.02%
GO Bonds, Series 2009, 7.50% 4/1/2034	USD2,100	$2,390

Illinois 1.23%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	64
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	28,738
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,278
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	2,025	2,042
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	2,640	2,674
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	1,005	1,010
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	93,944	94,957

		137,763

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,837

New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	1,640	1,635
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	1,175	1,128
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	460	443

		3,206

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	2,830

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,470	4,397

Total municipals		158,423

Loans 0.08%
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(g)(j)(k)	5,311	5,342

Communication services 0.03%
Discovery Global Holdings, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 6.144% 6/03/2033 (g)(k)	3,599	3,605

Total loans		8,947

Total bonds, notes & other debt instruments (cost: $10,964,108,000)		10,816,377

Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares (a)	555	12
FORESEA Holding SA, Class B (a)	61	2

Total common stocks (cost: $8,000)		14

American Funds Insurance Series  212

The Bond Fund of America® (continued)

Short-term securities 4.35%	Shares	Value (000)

Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)(m)	4,873,118	$487,263

Total short-term securities (cost: $487,266,000)		487,263

Total investment securities 100.94% (cost: $11,451,382,000)		11,303,654

TBA sale commitments (1.74)%	Principal amount (000)

Mortgage-backed obligations (1.74)%
Federal agency mortgage-backed obligations (1.74)%
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (f)(h)	USD(34,093)	(29,730)
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (f)(h)	(54,683)	(49,621)
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (f)(h)	(18,700)	(17,480)
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (f)(h)	(56,351)	(53,991)
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (f)(h)	(43,565)	(43,711)

Total TBA sale commitments (proceeds: $193,891,000)		(194,533)

Other assets less liabilities 0.80%		88,843

Net assets 100.00%		$11,197,964

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)

3 Month SOFR Futures	Long	103	9/16/2026	USD24,797	$(126)

3 Month SOFR Futures	Long	5,019	3/17/2027	1,204,058	(3,727)

2 Year U.S. Treasury Note Futures	Long	4,893	10/5/2026	1,008,608	(813)
5 Year U.S. Treasury Note Futures	Long	6,726	10/5/2026	719,997	1,645
10 Year Italy Government Bond Futures	Long	287	9/10/2026	39,138	544
10 Year Euro-Bund Futures	Short	522	9/10/2026	(75,950)	(766)
10 Year U.S. Treasury Note Futures	Long	3,915	9/30/2026	430,222	1,736
10 Year Ultra U.S. Treasury Note Futures	Long	558	9/30/2026	62,757	618
20 Year U.S. Treasury Bond Futures	Long	621	9/30/2026	70,483	1,877
30 Year Ultra U.S. Treasury Bond Futures	Long	2,796	9/30/2026	324,773	10,907

					$11,895

Forward currency contracts

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

BRL	11,355	USD	2,234	Morgan Stanley	7/10/2026	$(40)
JPY	3,901,364	EUR	21,055	Goldman Sachs	7/10/2026	(53)
BRL	24,015	USD	4,615	Goldman Sachs	7/13/2026	22
BRL	11,589	USD	2,244	Citibank	7/13/2026	(7)
BRL	39,480	USD	7,746	RBC Capital Markets	7/13/2026	(123)
USD	26,454	JPY	4,230,230	Goldman Sachs	7/15/2026	406

213  American Funds Insurance Series

The Bond Fund of America® (continued)

Forward currency contracts (continued)

						Unrealized
Contract amount						appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

USD	68,807	EUR	60,039	Citibank	8/5/2026	$99
EUR	17,714	USD	20,270	Citibank	8/5/2026	1

						$305

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD12,943	$(29)	$–	$(29)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD14,701	(10)	–	(10)
3.998%	Annual	SOFR	Annual	12/4/2028	USD40,040	25	–	25
SOFR	Annual	3.5935%	Annual	4/28/2029	USD97,070	907	–	907
SOFR	Annual	3.945%	Annual	5/31/2029	USD20,090	(4)	–	(4)
SOFR	Annual	3.3125%	Annual	10/7/2029	USD11,993	224	–	224
SOFR	Annual	3.455%	Annual	10/7/2029	USD12,103	173	–	173
SOFR	Annual	3.551%	Annual	10/7/2029	USD12,103	138	–	138
SOFR	Annual	3.4445%	Annual	10/7/2029	USD6,052	89	–	89
SOFR	Annual	3.4805%	Annual	10/7/2029	USD6,052	82	–	82
SOFR	Annual	3.543%	Annual	10/7/2029	USD6,052	70	–	70
SOFR	Annual	3.552%	Annual	10/7/2029	USD4,000	45	–	45
SOFR	Annual	3.9195%	Annual	11/15/2029	USD8,240	– (e)	–	– (e)
SOFR	Annual	3.763%	Annual	12/12/2029	USD11,790	59	–	59
SOFR	Annual	3.4415%	Annual	2/28/2030	USD18,470	294	–	294
SOFR	Annual	3.7815%	Annual	3/31/2030	USD10,484	46	–	46
SOFR	Annual	3.794%	Annual	3/31/2030	USD5,301	21	–	21
SOFR	Annual	3.796%	Annual	3/31/2030	USD5,301	21	–	21
SOFR	Annual	3.797%	Annual	3/31/2030	USD2,774	11	–	11
SOFR	Annual	3.6065%	Annual	5/12/2030	USD9,910	105	–	105
SOFR	Annual	3.2175%	Annual	9/18/2030	USD15,786	415	–	415
SOFR	Annual	3.2385%	Annual	9/18/2030	USD8,168	208	–	208
SOFR	Annual	3.2145%	Annual	9/18/2030	USD3,938	104	–	104
SOFR	Annual	3.2155%	Annual	9/18/2030	USD3,938	104	–	104
SOFR	Annual	3.237%	Annual	10/24/2030	USD26,480	691	–	691
SOFR	Annual	3.878%	Annual	11/30/2030	USD24,110	17	–	17
SOFR	Annual	3.91177%	Annual	11/30/2030	USD50,000	(27)	–	(27)
SOFR	Annual	3.563%	Annual	2/2/2031	USD11,110	155	–	155
3.403%	Annual	SOFR	Annual	6/17/2031	USD19,345	(425)	–	(425)
SOFR	Annual	3.482%	Annual	10/2/2032	USD5,002	118	–	118
SOFR	Annual	3.34%	Annual	10/24/2032	USD19,580	621	–	621
SOFR	Annual	3.628%	Annual	1/14/2033	USD58,690	964	–	964
SOFR	Annual	3.6715%	Annual	3/23/2033	USD38,600	558	–	558
SOFR	Annual	3.821%	Annual	3/31/2033	USD38,440	219	–	219
SOFR	Annual	3.717%	Annual	4/20/2033	USD26,280	314	–	314
SOFR	Annual	3.6525%	Annual	4/21/2033	USD74,340	1,175	–	1,175
SOFR	Annual	4.037%	Annual	5/31/2033	USD17,330	(116)	–	(116)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD16,295	351	–	351
SOFR	Annual	3.6775%	Annual	10/8/2035	USD20,240	474	–	474
SOFR	Annual	3.663%	Annual	10/9/2035	USD14,500	356	–	356

American Funds Insurance Series  214

The Bond Fund of America® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.504%	Annual	10/24/2035	USD14,510	$538	$—	$538

SOFR	Annual	3.66593%	Annual	11/3/2035	USD20,280	500	—	500

SOFR	Annual	3.8035%	Annual	1/16/2036	USD29,280	429	—	429

SOFR	Annual	4.0655%	Annual	2/15/2036	USD13,320	(75)	—	(75)

SOFR	Annual	3.73632%	Annual	6/17/2036	USD21,081	454	—	454

SOFR	Annual	3.883%	Annual	7/28/2045	USD33,965	1,438	—	1,438

4.17859%	Annual	SOFR	Annual	11/15/2052	USD11,980	(41)	—	(41)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD5,086	(78)	—	(78)

						$11,708	$—	$11,708

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL160,970	$448	$—	$448
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL88,380	86	—	86
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL19,180	52	—	52
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL36,820	(350)	—	(350)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(374)	—	(374)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL25,300	(382)	—	(382)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL41,300	(392)	—	(392)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL56,000	(443)	—	(443)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL76,120	(523)	—	(523)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,509	(566)	—	(566)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL38,753	(571)	—	(571)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL38,500	(586)	—	(586)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL77,000	(691)	—	(691)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL77,020	(1,135)	—	(1,135)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL76,900	(1,141)	—	(1,141)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL75,919	(1,157)	—	(1,157)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,400	(199)	—	(199)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL19,625	(203)	—	(203)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	BRL41,625	(462)	—	(462)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	BRL80,500	(810)	—	(810)

							$(9,399)	$—	$(9,399)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR15,070	$(386)	$(253)	$(133)

215 American Funds Insurance Series

The Bond Fund of America® (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (n) (000)	Value at 6/30/2026 (o) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD89,408	$1,962	$1,881	$81

Investments in affiliates (m)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 4.35%
Money market investments 4.35%
Capital Group Central Cash Fund 3.70% (l)	$624,236	$1,860,965	$1,997,893	$69	$(114)	$487,263	$6,709

(a)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,862,385,000, which represented 16.63% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $85,789,000, which represented 0.77% of the net assets of the fund.
(d)	Index-linked bond whose principal amount moves with a government price index.
(e)	Amount less than one thousand.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Represents securities transacted on a TBA basis.
(i)	Scheduled interest and/or principal payment was not received.
(j)	Value determined using significant unobservable inputs.
(k)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(l)	Rate represents the seven-day yield at 6/30/2026.
(m)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(n)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(o)

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

American Funds Insurance Series 216

The Bond Fund of America® (continued)

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CME = CME Group

CPI = Consumer Price Index

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

GO = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

217 American Funds Insurance Series

Capital World Bond Fund®

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 89.27%	Principal amount (000)	Value (000)

Euros 18.39%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (a)	EUR2,800	$3,046
Air France-KLM 3.75% 9/4/2030	600	677
Albania (Republic of) 4.75% 2/14/2035	1,570	1,819
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (a)	500	610
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	100	119
Alphabet, Inc. 3.45% 5/11/2032	504	582
Altria Group, Inc. 3.125% 6/15/2031	800	904
Amprion Gmbh 3.971% 9/22/2032	500	586
Amprion Gmbh 4.125% 9/7/2034	1,000	1,176
Amprion Gmbh 3.875% 6/5/2036	1,800	2,062
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (a)	1,000	1,168
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (a)	900	1,061
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (a)	1,500	1,797
Bank Gospodarstwa Krajowego 3.75% 6/10/2034	638	736
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	326
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)(b)	500	577
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	1,025	1,204
Becton Dickinson Euro Finance SARL 3.855% 5/20/2033	362	418
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	1,450	1,653
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	848
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	500	567
BMS Ireland Capital Funding Designated Activity Co. 3.857% 11/10/2038	290	331
BMS Ireland Capital Funding Designated Activity Co. 4.289% 11/10/2045	220	249
BPCE SA 4.50% 1/13/2033	1,400	1,670
BPCE SA 4.875% 2/26/2036 (5-year EUR-ICE Swap EURIBOR + 2.30% on 2/26/2031) (a)	900	1,071
Bulgaria (Republic of), Series 10Y, 3.375% 7/18/2035	915	1,021
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (a)	1,000	1,171
Coca-Cola Co. 3.375% 8/15/2037	155	173
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030) (a)	1,900	2,261
Croatia (Republic of) 3.25% 2/11/2037	1,005	1,131
Danaher Corp. 3.625% 4/29/2034	1,320	1,520
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (a)	4,000	4,328
Deutsche Telekom AG 3.25% 6/4/2035	1,990	2,233
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	283
Dow Chemical Co. (The) 1.125% 3/15/2032	827	818
Eaton Capital Unlimited Co. 3.802% 5/21/2036	640	737
Eaton Capital Unlimited Co. 4.00% 3/10/2038	205	237
Egypt (Arab Republic of) 5.625% 4/16/2030	300	342
Electricite de France SA 4.25% 1/25/2032	500	596
Electricite de France SA 4.00% 5/7/2037	500	574
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	2,400	2,694
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (a)	1,200	1,475
ENEL Finance International NV 4.00% 2/20/2031	465	546
Enel SpA, 4.125% perpetual bonds, (5-year EUR Mid-Swap + 1.658% on 1/14/2032) (a)	865	978
Engie SA 3.875% 1/6/2031	1,000	1,171
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (a)	240	290
Eurobank SA 4.00% 2/7/2036 (1-year EUR-ICE Swap EURIBOR + 1.70% on 2/7/2035) (a)	1,375	1,564
European Investment Bank 0.25% 1/20/2032	2,075	2,064
European Investment Bank 1.50% 6/15/2032	1,000	1,061
European Investment Bank 2.875% 1/15/2035	395	447
European Union 2.875% 12/6/2027	340	390
European Union 2.50% 10/14/2030	985	1,114
European Union 0% 7/4/2031	705	702
European Union 2.75% 12/13/2032	2,010	2,271
European Union 3.25% 12/12/2036	390	443
European Union 3.625% 12/12/2040	500	570
European Union 0.70% 7/6/2051	3,000	1,691
European Union 4.00% 10/12/2055	3,000	3,417

American Funds Insurance Series 218

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Euros (continued)
Finland (Republic of), Series 10Y, 3.375% 9/15/2036	EUR2,438	$2,818
Ford Motor Credit Co., LLC 3.622% 7/27/2028	960	1,100
Ford Motor Credit Co., LLC 3.305% 5/17/2029	1,370	1,548
Ford Motor Credit Co., LLC 4.087% 2/17/2033	805	902
French Republic O.A.T. 0.75% 2/25/2028	980	1,085
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,046
French Republic O.A.T. 0% 11/25/2030	9,000	9,066
French Republic O.A.T. 0% 5/25/2032	2,120	2,022
French Republic O.A.T. 2.00% 11/25/2032	1,270	1,354
French Republic O.A.T. 3.00% 5/25/2033	770	867
French Republic O.A.T. 3.80% 6/25/2037	1,880	2,169
French Republic O.A.T. 0.50% 5/25/2040	600	435
French Republic O.A.T. 0.75% 5/25/2052	130	66
French Republic O.A.T. 3.75% 5/25/2056	300	304
General Motors Financial Co., Inc. 3.70% 7/14/2031 (b)	1,055	1,211
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,617
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,547
Germany (Federal Republic of) 1.70% 8/15/2032	930	1,007
Germany (Federal Republic of), Series TWIN, 2.50% 2/15/2035	15,800	17,635
Germany (Federal Republic of) 1.00% 5/15/2038	1,300	1,186
Germany (Federal Republic of) 3.40% 5/15/2047	2,620	3,017
Greece (Hellenic Republic of) 3.875% 6/15/2028	615	720
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	750
Greece (Hellenic Republic of) 1.75% 6/18/2032	945	1,005
Greece (Hellenic Republic of) 3.625% 6/15/2035	1,411	1,636
Greece (Hellenic Republic of) 4.125% 6/15/2054	1,935	2,172
Hungary (Republic of) 4.875% 3/22/2040	305	367
Hyundai Capital America 2.875% 6/26/2028	650	739
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (a)	1,200	1,503
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (a)	855	993
Ireland (Republic of) 2.60% 10/18/2034	1,000	1,117
Ireland (Republic of) 3.15% 10/18/2055	755	792
Italy (Republic of) 3.10% 8/28/2026	3,425	3,918
Italy (Republic of) 3.25% 11/15/2032	2,595	2,975
Italy (Republic of) 4.20% 3/1/2034	1,430	1,728
Italy (Republic of) 3.65% 8/1/2035	5,500	6,355
Italy (Republic of), Series 16Y, 1.45% 3/1/2036	3,940	3,734
Italy (Republic of) 4.45% 9/1/2043	1,580	1,888
Italy (Republic of) 4.30% 10/1/2054	2,605	2,946
Italy (Republic of) 4.65% 10/1/2055	1,845	2,196
Johnson & Johnson 3.35% 2/26/2037	360	405
KfW 2.375% 6/29/2029	715	811
Latvia (Republic of) 3.50% 1/17/2028	1,320	1,523
Lithuania (Republic of) 3.50% 7/3/2031	1,170	1,368
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,862
Lithuania (Republic of) 4.125% 1/22/2041	1,140	1,307
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (a)	100	117
Magyar Export-Import Bank 6.00% 5/16/2029	500	608
MPT Finance Corp. 7.00% 2/15/2032	100	115
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (a)	1,000	1,073
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	240	272
NextEra Energy Capital Holdings, Inc. 3.624% 2/10/2034	2,190	2,497
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (a)	445	502
North Macedonia (Republic of) 4.75% 1/21/2034	232	264
Orange 3.50% 5/19/2035	1,100	1,241
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,908
Philip Morris International, Inc. 2.75% 6/6/2029	770	871
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (a)	320	395
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (a)	730	871
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	350	364
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	500	565

219 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Euros (continued)
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	EUR1,320	$1,509
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	430	481
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	685	746
Portugal (Republic of) 3.875% 6/15/2046	530	613
Prysmian SpA 3.875% 11/28/2031	435	508
Republika Srpska 6.25% 4/2/2031	460	533
Romania (Republic of) 2.125% 3/7/2028	500	561
Severn Trent Utilities Finance PLC 4.00% 3/5/2034	475	550
Severn Trent Utilities Finance PLC 3.875% 8/4/2037	1,030	1,156
Shell International Finance BV 1.50% 4/7/2028	1,000	1,118
Slovak Republic, Series 250, 3.75% 3/6/2034	640	755
Spain (Kingdom of) 0% 1/31/2028	900	988
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,092
Spain (Kingdom of) 3.55% 10/31/2033	4,635	5,465
Spain (Kingdom of) 3.25% 4/30/2034	1,980	2,283
Spain (Kingdom of) 3.30% 4/30/2036	1,775	2,029
Spain (Kingdom of) 3.40% 10/31/2036	1,012	1,162
Spain (Kingdom of) 1.90% 10/31/2052	1,010	767
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	222
Stryker Corp. 1.00% 12/3/2031	450	456
TenneT Netherlands BV 3.25% 4/1/2036	1,400	1,613
T-Mobile USA, Inc. 3.15% 2/11/2032	1,000	1,127
Treasury Corp. of Victoria 3.625% 9/29/2040	1,000	1,138
Verallia SAS 3.875% 11/4/2032	3,300	3,657
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,850
Verizon Communications, Inc., junior subordinated, 4.246% 8/15/2056 (5-year EUR-ICE Swap EURIBOR + 1.716% on 8/15/2032) (a)	645	733

		210,157

Japanese yen 5.15%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY400,000	2,444
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	1,795
Japan, Series 381, 2.10% 12/20/2035	1,072,900	6,314
Japan, Series 21, 2.30% 12/20/2035	1,097,250	6,570
Japan, Series 162, 0.60% 9/20/2037	1,966,150	9,496
Japan, Series 173, 0.40% 6/20/2040	270,900	1,147
Japan, Series 179, 0.50% 12/20/2041	196,950	802
Japan, Series 182, 1.10% 9/20/2042	619,850	2,739
Japan, Series 186, 1.50% 9/20/2043	1,182,150	5,449
Japan, Series 188, 1.60% 3/20/2044	69,000	319
Japan, Series 192, 2.40% 3/20/2045	282,950	1,469
Japan, Series 53, 0.60% 12/20/2046	946,350	3,282
Japan, Series 37, 0.60% 6/20/2050	694,500	2,130
Japan, Series 73, 0.70% 12/20/2051	1,372,750	4,115
Japan, Series 74, 1.00% 3/20/2052	246,100	807
Japan, Series 79, 1.20% 6/20/2053	612,200	2,081
Japan, Series 81, 1.60% 12/20/2053	168,700	637
Japan, Series 84, 2.10% 9/20/2054	146,750	626
Japan, Series 89, 3.40% 12/20/2055	3,950	22
Japan, Series 90, 3.70% 3/20/2056	1,119,200	6,660

		58,904

British pounds 3.25%
Credit Agricole SA 5.375% 1/15/2029 (1-year GBP-GILT + 1.65% on 1/15/2028) (a)	GBP800	1,071
Electricite de France SA 5.50% 3/27/2037	900	1,141
Lloyds Banking Group PLC 2.707% 12/3/2035 (5-year GBP-GILT + 2.40% on 12/3/2030) (a)	900	1,065
Morgan Stanley 5.432% 9/10/2032 (GBP-SONIA / N + 1.147% on 9/10/2031) (a)	385	519
Quebec Canada (Province of) 4.375% 7/2/2031	1,417	1,870
United Kingdom 4.125% 7/22/2029	2,015	2,667

American Funds Insurance Series 220

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

British pounds (continued)
United Kingdom 1.00% 1/31/2032	GBP5,750	$6,366
United Kingdom 3.25% 1/31/2033	1,090	1,346
United Kingdom 0.625% 7/31/2035	7,000	6,506
United Kingdom 0.875% 1/31/2046	4,917	2,973
United Kingdom 3.75% 10/22/2053	1,870	1,869
United Kingdom 4.375% 7/31/2054	7,090	7,899
United Kingdom 2.50% 7/22/2065	2,643	1,856

		37,148

Brazilian reais 1.94%
Brazil (Federative Republic of) 0% 1/1/2030	BRL34,274	4,181
Brazil (Federative Republic of) 10.00% 1/1/2031	31,008	5,226
Brazil (Federative Republic of) 10.00% 1/1/2035	59,847	9,317
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	2,228	368
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	19,102	3,060

		22,152

Canadian dollars 1.58%
Canada (Government of) 3.50% 3/1/2028	CAD15,013	10,721
Canada (Government of) 2.75% 12/1/2048	3,500	2,108
Canada (Government) 3.25% 12/1/2033	7,330	5,186

		18,015

South Korean won 1.54%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW5,158,930	3,277
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	2,564
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	12,741,610	8,330
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	5,764,520	3,476

		17,647

Peruvian nuevos soles 1.53%
Peru (Republic of) 7.60% 8/12/2039	PEN55,930	17,544

Australian dollars 1.52%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	2,198
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,884
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	3,440	2,191
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	4,980	3,152
New South Wales Treasury Corp. 5.25% 10/17/2034	6,052	4,227
New South Wales Treasury Corp. 5.25% 2/24/2038	3,956	2,682

		17,334

Hungarian forints 1.22%
Hungary (Republic of) 3.00% 8/21/2030	HUF2,824,560	8,410
Hungary (Republic of) 3.00% 4/25/2041	2,186,960	5,495

		13,905

Malaysian ringgits 1.03%
Malaysia (Federation of), Series 0316, 4.07% 9/30/2026	MYR15,640	3,846
Malaysia (Federation of), Series 0316, 3.90% 11/30/2026	15,961	3,928

221 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Malaysian ringgits (continued)
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR5,412	$1,348
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	8,458	2,055
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	2,484	644

		11,821

Chinese yuan renminbi 0.92%
China (People’s Republic of), Series INBK, 1.49% 12/25/2031	CNY28,730	4,239
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	28,730	4,449
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	4,720	828
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	881
China (Peoples Republic of), Series INBK, 3.53% 10/18/2051	800	147

		10,544

Colombian pesos 0.74%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP10,873,400	3,205
Colombia (Republic of), Series B, 12.00% 3/13/2058	18,150,500	5,264

		8,469

Indian rupees 0.74%
European Bank for Reconstruction and Development 6.875% 7/30/2031	INR25,000	259
European Bank for Reconstruction and Development 6.75% 1/13/2032	428,900	4,421
European Investment Bank 6.95% 3/1/2029	46,200	479
European Investment Bank 7.40% 10/23/2033	205,700	2,182
International Bank for Reconstruction and Development 6.50% 4/17/2030	107,000	1,100

		8,441

Mexican pesos 0.60%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN13,920	829
America Movil, SAB de CV, 9.50% 1/27/2031	41,870	2,448
International Finance Corp. 0% 4/26/2052	188,620	1,065
Petroleos Mexicanos 7.47% 11/12/2026	25,040	1,427
United Mexican States, Series M, 8.00% 7/31/2053	21,739	1,056

		6,825

Danish kroner 0.53%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (d)	DKK45,137	5,715
Realkredit Danmark AS 1.00% 10/1/2053 (d)	2,418	287

		6,002

South African rand 0.52%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	517
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	18,560	1,146
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	68,630	4,238

		5,901

Indonesian rupiah 0.46%
Indonesia (Republic of), Series FR71, 9.00% 3/15/2029	IDR26,010,000	1,523
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	29,412,000	1,579
Indonesia (Republic of), Series FR68, 8.375% 3/15/2034	6,937,000	415
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	32,954,000	1,787

		5,304

American Funds Insurance Series 222

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Czech korunas 0.39%
Czech Republic, Series 78, 2.50% 8/25/2028	CZK26,120	$1,196
Czech Republic, Series 138, 1.75% 6/23/2032	26,120	1,075
Czech Republic, Series 154, 4.50% 11/11/2032	46,040	2,196

		4,467

Polish zloty 0.34%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,244
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,621

		3,865

New Zealand dollars 0.31%
New Zealand (Government of), Series 0536, 4.25% 5/15/2036	NZD3,432	1,932
New Zealand (Government of), Series 0950, 3.25% 9/20/2050 (c)	2,596	1,556

		3,488

Kazakhstani tenge 0.17%
Kazakhstan (Republic of), Series 16Y, 5.30% 10/19/2027	KZT130,571	242
Kazakhstan (Republic of), Series 5Y, 15.35% 11/18/2027	139,440	293
Kazakhstan (Republic of), Series 16Y, 5.00% 4/18/2028	494,589	873
Kazakhstan (Republic of), Series 8Y, 10.47% 10/27/2028	293,400	559

		1,967

Chilean pesos 0.17%
Chile (Republic of) 6.00% 4/1/2033	CLP1,720,000	1,935

Turkish lira 0.15%
Turkey (Republic of), Series 2Y, 36.00% 8/12/2026	TRY70,000	1,498
Turkey (Republic of), Series 10Y, 17.80% 7/13/2033	12,175	161

		1,659

Philippine pesos 0.10%
Asian Development Bank 5.25% 4/29/2035	PHP45,900	720
Philippines (Republic of) 6.75% 9/15/2032	27,600	449

		1,169

U.S. dollars 45.98%
1261229 B.C., Ltd. 10.00% 4/15/2032 (e)	USD200	203
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (d)(e)(f)	1,182	1,182
Abbott Laboratories 4.65% 3/15/2036	1,300	1,263
AbbVie, Inc. 5.05% 3/15/2034	1,500	1,517
Accendra Health, Inc. 9.00% 6/15/2032 (e)	14	13
Accendra Health, Inc. 9.75% 6/15/2033 (e)	35	24
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (d)(e)	38	38
ADT Security Corp. 5.875% 10/15/2033 (e)	65	64
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (e)	20	20
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(g)(h)	366	368
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	660	561
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(e)	1,000	1,036
Albertsons Cos., Inc. 3.50% 3/15/2029 (e)	140	133
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	60	57

223 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Albion Financing 1 SARL 7.00% 5/21/2030 (e)	USD200	$207
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (f)(h)	65	62
Alfa Transmisora De Energia SA 4.55% 9/27/2051	1,290	1,030
Allegro CLO X, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.805% 4/20/2032 (d)(e)(f)	160	161
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (e)	50	52
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (e)	120	118
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (e)	180	183
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (e)	70	70
Allied Universal Holdco, LLC 6.00% 6/1/2029 (e)	300	299
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (e)	200	206
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,825
Amazon.com, Inc. 5.45% 11/20/2055	578	547
Amentum Holdings, Inc. 7.25% 8/1/2032 (e)	98	101
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (a)	1,030	1,053
Amgen, Inc. 5.25% 3/2/2030	981	1,000
Amgen, Inc. 5.25% 3/2/2033	1,500	1,527
Amgen, Inc. 4.85% 2/19/2036	903	885
Amgen, Inc. 5.65% 3/2/2053	132	129
Amphenol Corp. 5.00% 1/15/2035	1,000	1,000
AmWINS Group, Inc. 4.875% 6/30/2029 (e)	110	106
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (e)	110	110
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (e)	115	111
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(e)	3,427	3,376
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(e)	921	914
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(e)	515	517
Apple Bidco, LLC, Term Loan, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.144% 9/23/2031 (f)(h)	143	144
Aretec Group, Inc. 7.50% 4/1/2029 (e)	245	244
Aretec Group, Inc. 10.00% 8/15/2030 (e)	45	47
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (e)	110	107
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	55	55
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (e)	25	25
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (e)	15	15
Asurion, LLC 8.375% 2/1/2034 (e)	55	51
AT&T, Inc. 5.25% 10/30/2036	1,040	1,022
AT&T, Inc. 3.50% 9/15/2053	1,000	650
ATI, Inc. 7.25% 8/15/2030	60	62
Avantor Funding, Inc. 3.875% 11/1/2029 (e)	600	573
Azule Energy Finance PLC 8.25% 1/22/2031	860	861
B&G Foods, Inc. 5.25% 9/15/2027	210	211
B&G Foods, Inc. 8.00% 9/15/2028 (e)	25	25
BAE Systems PLC 5.30% 3/26/2034 (e)	865	881
Banco de Credito del Peru SA 6.45% 7/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.486% on 7/30/2030) (a)	229	237
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(e)	1,380	1,361
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (d)(f)	219	228
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (e)	950	988
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (e)	425	436
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (a)	1,000	884
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (a)	1,535	1,512
BAT Capital Corp. 4.625% 3/22/2033	188	184
BAT Capital Corp. 5.625% 8/15/2035	7,471	7,702
Bath & Body Works, Inc. 6.625% 10/1/2030 (e)	120	123
Bath & Body Works, Inc. 6.875% 11/1/2035	75	77
Baxter International, Inc. 5.65% 12/15/2035	300	298
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (a)	730	716
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (a)	3,342	3,608

American Funds Insurance Series 224

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (e)	USD400	$393
Block, Inc. 6.50% 5/15/2032	240	245
Blue Owl Credit Income Corp. 6.55% 10/15/2031 (e)	180	179
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	1,070	1,093
Boeing Co. (The) 6.259% 5/1/2027	45	46
Boeing Co. (The) 5.15% 5/1/2030	2,451	2,481
Boeing Co. (The) 3.625% 2/1/2031	718	684
Boeing Co. (The) 6.388% 5/1/2031	723	768
Boeing Co. (The) 6.528% 5/1/2034	457	497
Boeing Co. (The) 5.805% 5/1/2050	50	49
Boeing Co. (The) 6.858% 5/1/2054	526	592
Boyd Gaming Corp. 4.75% 6/15/2031 (e)	45	43
Boyne USA, Inc. 4.75% 5/15/2029 (e)	107	105
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(e)	1,250	1,232
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (a)(e)	1,500	1,470
Braskem Netherlands Finance BV 4.50% 1/31/2030	4,202	2,419
Braskem Netherlands Finance BV 8.50% 1/12/2031	3,135	1,965
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	525	329
Braskem Netherlands Finance BV 7.25% 2/13/2033	793	471
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	1,964
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,200	1,173
Broadcom, Inc. 4.00% 4/15/2029 (e)	500	492
Broadcom, Inc. 3.469% 4/15/2034	746	670
Broadcom, Inc. 3.137% 11/15/2035 (e)	500	425
Brown & Brown, Inc. 5.25% 6/23/2032	100	100
Brown & Brown, Inc. 5.55% 6/23/2035	1,000	998
Brown & Brown, Inc. 6.25% 6/23/2055	70	71
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	225
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(e)	1,724	1,732
BX Trust, Series 2025-ARIA, Class A, 5.031% 12/13/2042 (d)(e)(f)	3,685	3,695
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.325% 12/15/2044 (d)(e)(f)	3,368	3,377
Caesars Entertainment, Inc. 7.00% 2/15/2030 (e)	64	64
Caesars Entertainment, Inc. 6.50% 2/15/2032 (e)	45	44
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(e)	1,000	1,023
Canadian Pacific Railway Co. 3.00% 12/2/2041	349	259
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,085	709
CAN-PACK SA 3.875% 11/15/2029 (e)	90	85
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(d)(e)	149	150
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (d)(e)(f)	614	604
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(e)(f)	77	76
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(e)	740	743
Caturus Energy, LLC 8.50% 2/15/2030 (e)	100	104
CCO Holdings, LLC 5.125% 5/1/2027 (e)	38	38
CCO Holdings, LLC 4.75% 3/1/2030 (e)	135	128
CCO Holdings, LLC 4.50% 8/15/2030 (e)	240	223
CCO Holdings, LLC 4.25% 2/1/2031 (e)	155	140
CCO Holdings, LLC 4.50% 6/1/2033 (e)	147	128
CCO Holdings, LLC 4.25% 1/15/2034 (e)	55	47
Centene Corp. 2.45% 7/15/2028	75	71
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	57
Central Garden & Pet Co. 4.125% 10/15/2030	74	71
Central Garden & Pet Co. 4.125% 4/30/2031 (e)	110	104
Charles Schwab Corp. (The) 5.493% 5/21/2037 (USD-SOFR + 1.28% on 5/21/2036) (a)	653	662
Charter Communications Operating, LLC 6.55% 6/1/2034	216	221
Charter Communications Operating, LLC 5.85% 12/1/2035	1,500	1,453
Charter Communications Operating, LLC 4.80% 3/1/2050	699	522
Charter Communications Operating, LLC 3.70% 4/1/2051	188	117
Charter Communications Operating, LLC 3.90% 6/1/2052	458	292

225 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Charter Communications Operating, LLC 5.25% 4/1/2053	USD402	$314
Charter Communications Operating, LLC 6.70% 12/1/2055	2,000	1,907
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	24
Cheniere Energy Partners, LP 5.35% 11/30/2036 (e)	430	428
Chile (Republic of) 4.35% 4/13/2031	400	394
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	365
Cipher Compute, LLC 7.125% 11/15/2030 (e)	85	88
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(e)(f)	805	823
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(e)(f)	1,240	1,259
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (a)	421	432
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (e)	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (e)	54
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (e)	100	101
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	75	69
Cloud Software Group, Inc. 6.50% 3/31/2029 (e)	160	155
Cloud Software Group, Inc. 9.00% 9/30/2029 (e)	125	121
CNX Resources Corp. 7.25% 3/1/2032 (e)	400	412
Coca-Cola Co. 4.65% 8/14/2034	336	336
Coinbase Global, Inc. 3.375% 10/1/2028 (e)	55	52
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	85	74
Colombia (Republic of) 7.375% 4/25/2030	1,218	1,286
Colombia (Republic of) 3.125% 4/15/2031	1,500	1,329
Colombia (Republic of) 8.00% 4/20/2033	3,550	3,894
Comcast Corp. 4.80% 5/15/2033	750	739
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (e)	198	188
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (e)	67	61
Comstock Resources, Inc. 5.875% 1/15/2030 (e)	65	61
Connect Finco SARL 9.00% 9/15/2029 (e)	200	211
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.928% 5/25/2043 (d)(e)(f)	877	890
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.178% 5/25/2043 (d)(e)(f)	804	837
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.528% 6/25/2043 (d)(e)(f)	367	369
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.728% 6/25/2043 (d)(e)(f)	305	315
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.328% 7/25/2043 (d)(e)(f)	207	208
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.428% 1/25/2044 (d)(e)(f)	206	208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.278% 5/25/2044 (d)(e)(f)	1,107	1,111
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2045 (d)(e)(f)	202	202
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.778% 2/25/2045 (d)(e)(f)	166	166
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.578% 2/25/2046 (d)(e)(f)	4,076	4,082
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.678% 2/25/2046 (d)(e)(f)	2,534	2,535
Constellation Oil Services Holding SA 9.375% 11/7/2029 (e)	200	211
Consumers Energy Co. 5.125% 5/1/2036	2,235	2,234
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,100
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028 (e)	384	375
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (f)(h)	65	64
CoreWeave, Inc. 9.75% 10/1/2031 (e)	200	200
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (e)	65	68
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (f)(h)	124	121
Crescent Energy Finance, LLC 7.625% 4/1/2032 (e)	165	166

American Funds Insurance Series 226

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
CSN Inova Ventures 6.75% 1/28/2028 (b)	USD5,878	$4,888
CVS Health Corp. 5.55% 6/1/2031	1,000	1,030
CVS Health Corp. 5.70% 6/1/2034	500	516
CVS Health Corp. 6.20% 9/15/2055	500	512
Darling Ingredients, Inc. 6.00% 6/15/2030 (e)	10	10
DaVita, Inc. 6.75% 7/15/2033 (e)	300	310
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (a)	1,160	1,150
Deutsche Bank AG 5.06% 4/14/2032 (USD-SOFR + 1.41% on 4/14/2031) (a)	563	562
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,133
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (h)(i)	71
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (e)	125	131
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	44
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	300	306
DISH Network Corp. 11.75% 11/15/2027 (e)	296	304
Duke Energy Florida, LLC 4.85% 12/1/2035	175	172
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(e)(f)	1,597	1,606
EchoStar Corp. 10.75% 11/30/2029	105	114
Ecolab, Inc. 4.80% 6/15/2031	1,120	1,125
Ecolab, Inc. 5.35% 6/15/2036	1,120	1,140
Ecopetrol SA 8.625% 1/19/2029	4,565	4,846
Ecopetrol SA 8.875% 1/13/2033	900	986
Edison International 6.95% 11/15/2029	350	366
Edison International 5.25% 3/15/2032	705	697
Egypt (Arab Republic of) 9.45% 2/4/2033 (e)	460	511
Electricite de France SA 5.65% 4/22/2029 (e)	800	822
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (a)	435	505
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T
Note Constant Maturity + 5.411% on 6/15/2033) (a)(e)	300	348
Ellucian Holdings, Inc. 6.50% 12/1/2029 (e)	25	24
Ellucian Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.394% 11/22/2032 (f)(h)	25	24
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (f)(h)	83	84
Endo Finance Holdings, LP 8.50% 4/15/2031 (e)	190	200
Enfragen Energia Sur SA 5.375% 12/30/2030	3,127	2,961
Enfragen Energia Sur SA 8.499% 6/30/2032	236	247
EquipmentShare.com, Inc. 9.00% 5/15/2028 (e)	90	92
EquipmentShare.com, Inc. 8.625% 5/15/2032 (e)	15	16
ESAB Corp. 5.625% 4/1/2031 (e)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (e)	650	649
Esentia Energy Development, SAB de CV, 6.50% 7/30/2038 (e)	295	290
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(e)	148	149
Export-Import Bank of Thailand 5.354% 5/16/2029	1,420	1,448
Fair Isaac Corp. 4.00% 6/15/2028 (e)	15	15
Fair Isaac Corp. 6.00% 5/15/2033 (e)	125	123
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (d)	29	30
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (d)	65
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (d)	11
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (d)	232	194
Fannie Mae Pool #FS9324 3.50% 9/1/2052 (d)	1,441	1,309
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (d)	77	78
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (d)	145	147
Fannie Mae Pool #BY0943 4.00% 4/1/2053 (d)	17	16
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (d)	449	453
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (d)	13	13
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (d)	48	48
Fannie Mae Pool #BW9648 3.50% 7/1/2053 (d)	27	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (d)	182	183
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (d)	1,341	1,357
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (d)	675	680

227 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (d)	USD363	$367
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (d)	508	511
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (d)	183	185
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (d)	366	368
Fannie Mae Pool #MA5401 3.50% 4/1/2054 (d)	148	134
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (d)	273	276
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (d)	163	167
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (d)	607	631
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (d)	521	536
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (d)	300	307
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (d)	187	191
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (d)	163	167
Fannie Mae Pool #MA5389 6.00% 6/1/2054 (d)	18	18
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (d)	886	897
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (d)	609	627
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (d)	431	442
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (d)	392	402
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (d)	343	355
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (d)	166	171
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (d)	132	136
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (d)	4	4
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (d)	352	354
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (d)	405	416
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (d)	255	262
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (d)	183	188
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (d)	170	175
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (d)	161	165
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (d)	94	97
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (d)	69	71
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (d)	54	56
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (d)	644	659
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (d)	371	382
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (d)	633	648
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (d)	1,633	1,612
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (d)	102	102
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (d)	44	43
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (d)	20	20
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (d)	491	503
Fannie Mae Pool #DD6324 5.00% 4/1/2055 (d)	347	342
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (d)	68	62
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (d)	318	313
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (d)	609	624
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.591% 8/1/2054 (d)(e)(f)	284	254
FibraSOMA 7.125% 5/28/2036 (e)	3,090	3,080
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (f)(h)	15	14
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (e)	150	151
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (e)	30	29
First Student Bidco, Inc. 4.00% 7/31/2029 (e)	45	43
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,753
Flutter Treasury DAC 5.875% 6/4/2031 (e)	200	199
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.075% 12/15/2039 (d)(e)(f)	483	484
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	300
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	197
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	193
Ford Motor Credit Co., LLC 5.80% 3/8/2029	2,000	2,018
Ford Motor Credit Co., LLC 5.73% 9/5/2030	245	246
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	118

American Funds Insurance Series 228

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Ford Motor Credit Co., LLC 5.753% 4/6/2033	USD200	$198
Ford Motor Credit Co., LLC 6.50% 2/7/2035	1,245	1,276
Ford Otomotiv Sanayi AS 7.125% 4/25/2029 (e)	255	258
Freddie Mac Pool #RB5111 2.00% 5/1/2041 (d)	1,902	1,639
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (d)	562	450
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (d)	441	400
Freddie Mac Pool #QE6084 5.00% 7/1/2052 (d)	804	796
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (d)	23	21
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (d)	214	217
Freddie Mac Pool #QG6918 3.50% 7/1/2053 (d)	90	82
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (d)	20	19
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (d)	583	590
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (d)	152	158
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (d)	46	47
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (d)	515	527
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (d)	156	157
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (d)	83	86
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (d)	109	113
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (d)	729	740
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (d)	32	33
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (d)	974	987
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (d)	449	455
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (d)	979	1,002
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (d)	427	444
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (d)	400	411
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (d)	271	280
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (d)	261	268
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (d)	165	170
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (d)	142	146
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (d)	2,978	3,011
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (d)	531	536
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (d)	250	257
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (d)	18	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (d)	584	588
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (d)	898	924
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (d)	454	468
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (d)	444	459
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (d)	437	454
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (d)	252	258
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (d)	355	357
Freddie Mac Pool #SD8470 6.00% 10/1/2054 (d)	18	19
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (d)	953	958
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (d)	476	469
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (d)	270	271
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (d)	11	11
Freddie Mac Pool #SD8498 7.00% 12/1/2054 (d)	831	878
Freddie Mac Pool #QX6724 6.00% 2/1/2055 (d)	50	51
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (d)	38	39
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (d)	143	141
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (d)	402	411
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (d)	296	292
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (d)	231	245
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (d)	416	410
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (d)	162	159
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (d)	614	631
Freddie Mac Pool #RQ0074 4.50% 12/1/2055 (d)	3,073	2,946
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 6.528% 4/25/2042 (d)(e)(f)	441	448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.578% 1/25/2045 (d)(e)(f)	167	168

229 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.478% 2/25/2046 (d)(e)(f)	USD2,273	$2,273
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.628% 2/25/2046 (d)(e)(f)	1,426	1,426
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(e)(i)	213	57
FXI Holdings, Inc. 11.00% 11/15/2030 (e)	337	285
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	866	720
Garda World Security Corp. 8.375% 11/15/2032 (e)	65	67
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(d)(e)	730	733
Generadora de Gatun SA 6.874% 9/30/2044 (e)	4,465	4,615
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	62
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,381
Glatfelter Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.894% 11/4/2031 (f)(h)	49	49
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (a)	1,080	1,074
Goldman Sachs Group, Inc. 4.972% 6/3/2032 (USD-SOFR + 1.03% on 6/3/2031) (a)	938	938
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (a)	1,290	1,260
Government National Mortgage Assn. 6.50% 7/1/2056 (d)(j)	1,708	1,770
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (d)	723	546
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	670
Gray Media, Inc. 5.375% 11/15/2031 (e)	19	13
Gray Media, Inc. 9.625% 7/15/2032 (e)	200	193
Green Palm Bidco SARL 5.957% 6/30/2041 (e)	384	388
Green Palm Bidco SARL 6.462% 6/30/2046 (e)	438	444
Greenko Wind Projects (Mauritius), Ltd. 7.25% 9/27/2028	3,664	3,695
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	1,645	1,680
Group 1 Automotive, Inc. 4.00% 8/15/2028 (e)	115	112
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (e)	660	647
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	25	26
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.018% 3/15/2042 (d)(e)(f)	1,066	1,069
Herc Holdings, Inc. 7.00% 6/15/2030 (e)	65	67
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	30	31
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (d)(e)	249	251
Hess Midstream Operations, LP 5.50% 10/15/2030 (e)	14	14
Hightower Holding, LLC 6.75% 4/15/2029 (e)	235	235
Hilcorp Energy I, LP 6.00% 4/15/2030 (e)	105	103
Hilcorp Energy I, LP 6.00% 2/1/2031 (e)	25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	115	109
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (e)	125	125
Honduras (Republic of) 6.25% 1/19/2027	653	658
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(e)(f)	1,949	1,995
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	195	189
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	120	114
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (e)	200	179
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (a)	1,000	1,001
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (a)	1,020	1,006
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (a)	2,000	2,225
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (a)	1,200	1,285
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (d)(e)(f)	396	398
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (f)(h)	3	3
HUB International, Ltd. 7.375% 1/31/2032 (e)	130	132
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (d)(e)(f)	2,712	2,757
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (d)(e)	1,637	1,622
Hyundai Capital America 2.00% 6/15/2028 (e)	600	570
Hyundai Capital America 6.50% 1/16/2029 (e)	132	137
Icahn Enterprises, LP 9.75% 1/15/2029	65	64
IHS Holding, Ltd. 7.875% 5/29/2030	1,660	1,709

American Funds Insurance Series 230

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(e)	USD480	$478
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (e)	500	504
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (e)	25	26
Infinity Natural Resources, LLC 7.625% 4/1/2031 (e)	25	25
Ingles Markets, Inc. 4.00% 6/15/2031 (e)	130	123
Intel Corp. 3.05% 8/12/2051	740	463
Intel Corp. 5.60% 2/21/2054	168	157
Intercontinental Exchange, Inc. 4.20% 3/15/2031	588	577
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(e)	1,500	1,768
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 4.975% 3/15/2042 (d)(e)(f)	3,679	3,683
ION Platform Finance US, Inc. 8.75% 5/1/2029 (e)	200	179
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (e)	55	53
Iron Mountain, Inc. 5.25% 7/15/2030 (e)	235	232
Iron Mountain, Inc. 6.25% 1/15/2035 (e)	40	40
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (e)	200	207
Jane Street Group, LLC 6.75% 5/1/2033 (e)	80	82
JP Morgan Mortgage Trust, Series 2026-NQX2, Class A1A, 5.628% 10/25/2066 (6.628% on 6/1/2030) (a)(d)(e)	2,490	2,497
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (a)	3,441	3,539
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (a)	1,945	1,892
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (a)	125	122
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (a)	730	724
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (f)(h)	50	31
KB Home 6.875% 6/15/2027	50	50
KeHE Distributors, LLC 7.125% 4/30/2033 (e)	10	10
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	2,250	2,261
Korea Gas Corp. 5.00% 7/8/2029 (e)	225	229
Kuaishou Technology 4.75% 1/22/2036 (e)	1,030	990
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028 (d)(e)	194	195
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (d)(e)	155	156
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	112
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (e)	30	29
LATAM Airlines Group SA 7.875% 4/15/2030 (e)	25	26
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (e)	110	107
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (e)	40	42
Levi Strauss & Co. 3.50% 3/1/2031 (e)	115	107
Limak Cimento Sanayi ve Ticaret A.S. 9.75% 7/25/2029	200	202
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (e)	130	130
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (e)	75	74
Lockheed Martin Corp. 5.20% 2/15/2064	309	284
LPL Holdings, Inc. 4.375% 5/15/2031 (e)	10	10
Magnetite XXII, Ltd., CLO, Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.923% 7/15/2036 (d)(e)(f)	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (e)	45	43
Mars, Inc. 4.80% 3/1/2030 (e)	2,925	2,934
Mars, Inc. 5.20% 3/1/2035 (e)	1,475	1,481
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	1,000	991
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	282	280
Mastercard, Inc. 2.00% 11/18/2031	600	530
Matador Resources Co. 6.50% 4/15/2032 (e)	50	50
Matador Resources Co. 6.25% 4/15/2033 (e)	45	45
Medline Borrower, LP 5.25% 6/15/2033 (e)	204	203
Melco Resorts Finance, Ltd. 5.625% 7/17/2027 (e)	393	392
Meta Platforms, Inc. 5.50% 11/15/2045	269	250
Meta Platforms, Inc. 5.625% 11/15/2055	576	522
Meta Platforms, Inc. 5.75% 11/15/2065	276	248
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(d)(e)	1,038	1,041

231 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
MGM Resorts International 5.50% 4/15/2027	USD90	$90
Microchip Technology, Inc. 5.05% 2/15/2030	709	712
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	58	60
Mineral Resources, Ltd. 6.00% 5/1/2032 (e)	35	35
Minerva Luxembourg SA 8.875% 9/13/2033	2,161	2,238
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(e)	472	471
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(e)	1,136	1,135
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	80	79
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	75	70
Molina Healthcare, Inc. 6.25% 1/15/2033 (e)	115	115
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (a)	1,480	1,447
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (a)	1,060	1,040
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (a)	1,433	1,247
Motherson Global Investments BV 5.625% 7/11/2029 (e)	595	599
MPT Operating Partnership, LP 8.50% 2/15/2032 (e)	35	36
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.378% 7/25/2054 (d)(e)(f)	466	472
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
Nabors Industries, Inc. 9.125% 1/31/2030 (e)	160	167
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	142
Navient Corp. 7.875% 6/15/2032	55	52
New York Life Global Funding 1.20% 8/7/2030 (e)	2,725	2,385
New York Life Global Funding 5.00% 1/9/2034 (e)	1,500	1,501
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(e)(f)	488	452
Newell Brands, Inc. 8.50% 6/1/2028 (e)	30	31
Nexstar Media, Inc. 4.75% 11/1/2028 (e)	165	162
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	90	90
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	500	501
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (e)(i)	265	241
NFE Financing, LLC 12.00% 11/15/2029 (e)(k)	709	251
Nickel Industries, Ltd. 9.00% 9/30/2030	3,260	3,347
Nickel Industries, Ltd. 9.00% 9/30/2030 (e)	900	924
NiSource, Inc. 5.30% 5/18/2036	25	25
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	200	207
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	200	212
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(e)	342	343
Norfolk Southern Corp. 5.35% 8/1/2054	496	469
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (e)	50	50
NRG Energy, Inc. 5.875% 5/15/2034 (e)	55	55
NRG Energy, Inc. 6.125% 5/15/2036 (e)	55	55
NuStar Logistics, LP 5.625% 4/28/2027	80	80
OCP SA 3.75% 6/23/2031	500	462
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(e)	269	271
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(e)	120	121
OneMain Finance Corp. 7.125% 9/15/2032	25	25
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (d)(e)(f)	2,435	2,408
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (a)(d)(e)	511	513
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(d)(e)	949	954
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(d)(e)	1,955	1,959
Oracle Corp. 4.45% 9/26/2030	4,475	4,321
Oracle Corp. 3.95% 3/25/2051	22	14
Oracle Corp. 6.00% 8/3/2055	1,500	1,278
Osaic Holdings, Inc. 8.00% 8/1/2033 (e)	115	116
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,588
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,675	1,257
PacifiCorp 5.45% 4/15/2033	50	51
PacifiCorp 5.80% 4/15/2036	400	411
PacifiCorp 5.50% 5/15/2054	980	899
PacifiCorp 5.80% 1/15/2055	500	477

American Funds Insurance Series 232

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (d)(e)	USD2,078	$2,070
Par Petroleum, LLC 7.375% 6/1/2034 (e)	125	127
Parex Resources, Inc. 8.50% 5/11/2031 (e)	2,865	2,912
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (e)	65	65
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (e)	65	64
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (e)	55	56
Party City Holdings, Inc. 0% 8/27/2030 (g)	2	–	(l)
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	3	3
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	106	108
Petroleos Mexicanos 6.84% 1/23/2030	19,324	19,859
Petroleos Mexicanos 5.95% 1/28/2031	65	64
Petroleos Mexicanos 6.70% 2/16/2032	779	786
Petroleos Mexicanos 6.95% 1/28/2060	55	46
PETRONAS Capital, Ltd. 5.34% 4/3/2035	1,090	1,118
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,300	1,288
PG&E Corp. 5.00% 7/1/2028	235	234
PG&E Corp. 5.25% 7/1/2030	175	172
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (a)	145	148
Philip Morris International, Inc. 2.10% 5/1/2030	634	578
Philip Morris International, Inc. 5.75% 11/17/2032	3,640	3,814
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,419
Philip Morris International, Inc. 4.875% 4/29/2036	910	891
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(e)	1,249	1,232
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (a)	375	387
POSCO 4.875% 1/23/2027 (e)	510	511
Post Holdings, Inc. 4.625% 4/15/2030 (e)	444	429
Post Holdings, Inc. 6.25% 2/15/2032 (e)	108	110
Prestige Brands, Inc. 3.75% 4/1/2031 (e)	120	110
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(e)	902	850
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(d)(e)	371	359
PT Freeport Indonesia 5.315% 4/14/2032	449	446
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (e)	10	10
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (e)(i)	310	308
Raizen Fuels Finance SA 6.45% 3/5/2034	910	503
Range Resources Corp. 4.75% 2/15/2030 (e)	145	142
RHP Hotel Properties, LP 7.25% 7/15/2028 (e)	80	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (e)	90	88
RHP Hotel Properties, LP 6.50% 6/15/2033 (e)	30	31
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	20	20
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	100	102
RLJ Lodging Trust, LP 4.00% 9/15/2029 (e)	25	24
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (a)	820	830
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	90	91
Ryan Specialty, LLC 5.875% 8/1/2032 (e)	150	148
Saavi Energia SARL 8.875% 2/10/2035	953	1,044
Sally Holdings, LLC 6.75% 4/1/2032	107	109
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(i)	4,564	4,591
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(e)(i)	480	483
San Miguel Global Power Holdings Corp. 5.45% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.155% on 12/9/2026) (a)	3,370	3,357
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	1,705	1,729
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,731
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,740
Sasol Financing USA, LLC 4.375% 9/18/2026	1,840	1,837

233 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	USD350	$352
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (e)	58	61
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (e)	1,261	1,241
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	718	706
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	1,759	1,721
Schlumberger Investment SA 4.55% 5/7/2031	180	179
Schlumberger Investment SA 5.15% 5/7/2036	382	380
Science Applications International Corp. 5.875% 11/1/2033 (e)	10	10
Scientific Games Holdings, LP 6.625% 3/1/2030 (e)	46	39
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (e)	115	114
Serbia (Republic of) 6.25% 5/26/2028 (e)	740	755
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 0% 9/30/2027 (e)	30	28
Service Properties Trust 8.625% 11/15/2031 (e)	60	63
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	195	190
Sirius XM Radio, LLC 4.125% 7/1/2030 (e)	150	141
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	111	101
Sirius XM Radio, LLC 5.875% 4/15/2032 (e)	40	40
Six Flags Entertainment Corp. 8.625% 1/15/2032 (e)	25	26
SM Energy Co. 6.50% 7/15/2028	45	45
SM Energy Co. 8.75% 7/1/2031 (e)	90	94
SM Energy Co. 9.625% 6/15/2033 (e)	15	16
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.143% 11/15/2052 (d)(e)(f)	419	422
Sonic Automotive, Inc. 4.625% 11/15/2029 (e)	45	44
Sonic Automotive, Inc. 4.875% 11/15/2031 (e)	20	19
Southern California Edison Co. 2.85% 8/1/2029	200	189
Southern California Edison Co. 3.65% 2/1/2050	1,615	1,118
Space Exploration Technologies Corp. 5.875% 7/15/2036 (e)	1,135	1,121
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (a)(e)	1,500	1,517
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.076% 2/17/2042 (d)(e)(f)	216	216
Starwood Property Trust, Inc. 5.25% 10/15/2028 (e)	100	100
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (a)	1,450	1,453
Station Casinos, LLC 6.625% 3/15/2032 (e)	35	36
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.673% 7/15/2032 (d)(e)(f)	917	917
Stryker Corp. 5.20% 2/10/2035	600	607
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	685	679
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	805	797
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	145	145
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (a)	274	269
Sumitomo Mitsui Financial Group, Inc., 5.138% 7/7/2034 (USD-SOFR + 1.05% on 7/7/2033) (a)	1,140	1,136
Sunoco, LP 7.00% 5/1/2029 (e)	30	31
Sunoco, LP 4.50% 5/15/2029	390	382
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (e)	45	46
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.068% 2/15/2042 (d)(e)(f)	6,917	6,883
Synopsys, Inc. 4.85% 4/1/2030	1,000	1,002
Synopsys, Inc. 5.15% 4/1/2035	1,410	1,403
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (f)(h)	44	44
Talen Energy Supply, LLC 6.125% 5/1/2031 (b)	125	125
Talen Energy Supply, LLC 6.375% 5/1/2033 (b)	150	150
Talos Production, Inc. 9.00% 2/1/2029 (e)	15	16
Talos Production, Inc. 9.375% 2/1/2031 (e)	55	58
Tenet Healthcare Corp. 6.125% 10/1/2028	17	17
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	455	455
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208

American Funds Insurance Series 234

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
TGS ASA 8.50% 1/15/2030 (e)	USD200	$210
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	835	803
TotalEnergies Capital SA 5.488% 4/5/2054	1,500	1,450
TransDigm, Inc. 4.875% 5/1/2029	80	79
TransDigm, Inc. 6.875% 12/15/2030 (e)	85	87
TransDigm, Inc. 6.625% 3/1/2032 (e)	45	46
TransDigm, Inc. 6.375% 5/31/2033 (e)	75	76
TransDigm, Inc. 6.75% 1/31/2034 (e)	140	144
TransDigm, Inc. 6.125% 7/31/2034 (e)	75	75
Transocean International, Ltd. 8.75% 2/15/2030 (e)	28	29
Transocean International, Ltd. 6.80% 3/15/2038	35	33
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(k)	100	95
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(e)	251	248
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(e)	100	99
Turkcell Iletisim Hizmetleri AS 7.45% 1/24/2030	840	863
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(e)	384	385
U.S. Treasury 3.625% 8/31/2027 (m)	8,649	8,599
U.S. Treasury 3.875% 6/30/2030	5,238	5,178
U.S. Treasury 3.875% 4/30/2031	9,600	9,463
U.S. Treasury 4.00% 11/15/2035 (m)	3,001	2,903
U.S. Treasury 4.375% 5/15/2036	2,740	2,726
U.S. Treasury 4.75% 11/15/2043	260	256
U.S. Treasury 4.625% 2/15/2046	3,500	3,360
U.S. Treasury 3.00% 8/15/2048	155	114
U.S. Treasury 4.75% 11/15/2053	289	280
U.S. Treasury 4.625% 5/15/2054	176	167
U.S. Treasury 4.625% 11/15/2055	1	1
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (c)	869	871
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)(m)	10,969	11,091
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	3,619	1,916
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (c)	190	145
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	2,956	2,585
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(m)	8,251	7,603
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (c)(m)	9,543	8,805
Uber Technologies, Inc. 4.50% 8/15/2029 (e)	100	99
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (d)(j)	4,704	3,757
Uniform Mortgage-Backed Security 3.50% 7/1/2056 (d)(j)	2,234	2,027
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (d)(j)	8,575	8,216
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (d)(j)	8,392	8,248
Uniform Mortgage-Backed Security 5.50% 7/1/2056 (d)(j)	1,852	1,858
Uniform Mortgage-Backed Security 6.00% 7/1/2056 (d)(j)	114	117
Uniform Mortgage-Backed Security 2.00% 8/1/2056 (d)(j)	3,076	2,456
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (d)(j)	3,677	3,610
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (d)(j)	1,285	1,287
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (d)(j)	897	914
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (d)(j)	713	749
Union Pacific Corp. 5.10% 2/20/2035	500	507
United Mexican States 5.375% 3/22/2033	765	750
United Mexican States 6.00% 5/7/2036	970	969
United Mexican States 6.25% 8/27/2037	750	751
United Mexican States 6.125% 2/9/2038	1,788	1,756
United Mexican States 6.338% 5/4/2053	425	399
United Natural Foods, Inc. 6.75% 10/15/2028 (e)	65	65
United Rentals (North America), Inc. 3.875% 2/15/2031	130	123
UnitedHealth Group, Inc. 5.30% 6/15/2035	1,450	1,477
UnitedHealth Group, Inc. 5.95% 6/15/2055	1,450	1,495
Univision Communications, Inc. 4.50% 5/1/2029 (e)	250	239
US Foods, Inc. 4.625% 6/1/2030 (e)	35	34
Vail Resorts, Inc. 5.625% 7/15/2030 (e)	35	35
Vail Resorts, Inc. 6.50% 5/15/2032 (e)	20	20
Valvoline, Inc. 3.625% 6/15/2031 (e)	85	78

235 American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. dollars (continued)
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	USD27	$23
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (f)(g)(h)(i)	27	24
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (f)(g)(h)(i)(k)	58	–	(l)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (e)	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (e)	31	32
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	110	103
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (e)	85	86
Venture Global LNG, Inc. 9.875% 2/1/2032 (e)	82	88
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (e)	50	51
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (e)	55	60
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (e)	115	120
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (e)	25	28
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	85	90
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(d)(e)	438	440
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(e)(f)	632	633
Viasat, Inc. 7.50% 5/30/2031 (e)	500	506
Visa, Inc. 4.70% 2/12/2036	1,050	1,040
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (f)(h)	55
Voyager Parent, LLC 9.25% 7/1/2032 (e)	142	150
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	71	72
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	34	35
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	115	117
WESCO Distribution, Inc. 5.25% 4/15/2031 (e)	25	25
WESCO Distribution, Inc. 6.625% 3/15/2032 (e)	150	155
WESCO Distribution, Inc. 5.50% 4/15/2034 (e)	40	40
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(e)	62	62
WMG Acquisition Corp. 3.75% 12/1/2029 (e)	110	105
WMG Acquisition Corp. 3.00% 2/15/2031 (e)	80	74
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (b)(i)	43	48
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (e)	35	35
Wynn Macau, Ltd. 6.75% 2/15/2034 (e)	875	870
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (e)	43	45
Yinson Boronia Production BV 8.947% 7/31/2042	1,763	1,941

		525,504

Total bonds, notes & other debt instruments (cost: $1,060,930,000)		1,020,167

Preferred securities 0.01%	Shares

U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (e)(g)(n)	47	89

Total preferred securities (cost: $50,000)		89

Common stocks 0.00%

U.S. dollars 0.00%
Altera Infrastructure, LP (g)(n)	1,441	62
Expand Energy Corp.	148	14
Venator Materials PLC (g)(n)	232	–	(l)

Total common stocks (cost: $1,095,000)		76

American Funds Insurance Series 236

Capital World Bond Fund® (continued)

Investment funds 2.01%	Shares	Value (000)

Capital Group Central Corporate Bond Fund (o)	2,737,755	$22,942

Total investment funds (cost: $21,520,000)		22,942

Short-term securities 10.70%

Money market investments 10.51%

Capital Group Central Cash Fund 3.70% (o)(p)	1,201,957	120,184

	Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.19%

Egypt (Arab Republic of) 11/17/2026	21.315%	EGP57,500	1,079

Egypt (Arab Republic of) 5/11/2027	18.894	47,225	799

Egypt (Arab Republic of) 5/18/2027	18.981	16,625	280

			2,158

Total short-term securities (cost: $122,215,000)			122,342

Total investment securities 101.99% (cost: $1,205,810,000)			1,165,616

Other assets less liabilities (1.99)%			(22,785)

Net assets 100.00%			$1,142,831

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month Euro EURIBOR Futures	Short	72	12/14/2026	USD(20,036)	$(53)
3 Month SONIA Futures	Short	5	3/17/2027	(1,592)	(1)
2 Year Italy Government Bond Futures	Long	406	9/10/2026	49,660	47
2 Year Euro-Schatz Futures	Short	4	9/10/2026	(484)	(1)
2 Year Canadian Government Bond Futures	Long	230	9/29/2026	17,078	36
2 Year U.S. Treasury Note Futures	Long	1,583	10/5/2026	326,308	(298)
3 Year Australian Treasury Bond Futures	Short	828	9/16/2026	(59,960)	(241)
5 Year Euro-Bobl Futures	Long	479	9/10/2026	63,148	394
5 Year Canadian Government Bond Futures	Long	189	9/29/2026	15,072	76
5 Year U.S. Treasury Note Futures	Long	1,048	10/5/2026	112,185	253
10 Year Italy Government Bond Futures	Long	115	9/10/2026	15,682	140
10 Year French Government Bond Futures	Short	1	9/10/2026	(137)	(1)
10 Year Euro-Bund Futures	Short	471	9/10/2026	(68,530)	(702)
10 Year Australian Treasury Bond Futures	Long	293	9/15/2026	22,277	310
10 Year Japanese Government Bond Futures	Short	9	9/24/2026	(7,072)	(19)
10 Year Canadian Government Bond Futures	Short	136	9/29/2026	(11,614)	(110)
10 Year Ultra U.S. Treasury Note Futures	Long	56	9/30/2026	6,298	71
10 Year UK Gilt Futures	Long	23	9/30/2026	2,722	36
10 Year U.S. Treasury Note Futures	Long	2	9/30/2026	220	1
20 Year U.S. Treasury Bond Futures	Long	153	9/30/2026	17,366	394
30 Year Euro-Buxl Futures	Long	6	9/10/2026	763	13
30 Year Ultra U.S. Treasury Bond Futures	Long	252	9/30/2026	29,271	971
					$1,316

237 American Funds Insurance Series

Capital World Bond Fund® (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)

Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

USD	5,688	THB	184,910	Standard Chartered Bank	7/6/2026	$ 120
THB	190,865	USD	5,871	Citibank	7/6/2026	(124)
USD	2,759	AUD	3,820	UBS AG	7/7/2026	115
AUD	3,820	USD	2,649	RBC Capital Markets	7/7/2026	(5)
USD	3,887	BRL	19,720	Morgan Stanley	7/9/2026	76
USD	9,786	CZK	204,370	Morgan Stanley	7/10/2026	164
USD	11,329	DKK	73,090	Bank of America	7/10/2026	150
COP	6,493,550	USD	1,800	Morgan Stanley	7/10/2026	95
USD	7,902	HUF	2,433,245	Bank of America	7/10/2026	90
USD	3,906	PLN	14,355	Citibank	7/10/2026	90
COP	6,550,985	USD	1,826	Citibank	7/10/2026	86
USD	8,234	KRW	12,617,630	Citibank	7/10/2026	76
USD	3,886	JPY	619,910	Citibank	7/10/2026	71
USD	3,155	HUF	968,405	Standard Chartered Bank	7/10/2026	46
USD	2,280	CAD	3,174	Morgan Stanley	7/10/2026	41
COP	2,367,390	USD	659	Citibank	7/10/2026	32
USD	4,312	MXN	74,900	RBC Capital Markets	7/10/2026	32
USD	4,679	BRL	24,060	HSBC Bank	7/10/2026	30
USD	2,026	GBP	1,510	Bank of New York Mellon	7/10/2026	23
EUR	1,821	SEK	20,010	HSBC Bank	7/10/2026	17
USD	1,954	RON	8,895	HSBC Bank	7/10/2026	15
USD	1,785	SGD	2,290	HSBC Bank	7/10/2026	14
ZAR	53,365	USD	3,241	Morgan Stanley	7/10/2026	14
USD	1,252	CZK	26,400	Morgan Stanley	7/10/2026	9
USD	225	PLN	825	Bank of America	7/10/2026	6
USD	1,166	MXN	20,350	Bank of America	7/10/2026	4
HUF	1,284,310	EUR	3,604	Bank of America	7/10/2026	3
USD	1,080	PEN	3,695	Citibank	7/10/2026	– (l)
DKK	46,980	EUR	6,287	HSBC Bank	7/10/2026	(1)
USD	3,284	PEN	11,230	Citibank	7/10/2026	(1)
USD	103	ZAR	1,705	Goldman Sachs	7/10/2026	(1)
USD	442	IDR	7,990,080	Goldman Sachs	7/10/2026	(3)
EUR	1,727	RON	9,075	JPMorgan Chase	7/10/2026	(4)
USD	1,428	GBP	1,080	Bank of New York Mellon	7/10/2026	(5)
CNH	8,150	USD	1,207	RBC Capital Markets	7/10/2026	(6)
USD	959	PHP	59,200	Morgan Stanley	7/10/2026	(6)
ILS	1,860	USD	633	Bank of America	7/10/2026	(8)
USD	1,203	TRY	57,000	JPMorgan Chase	7/10/2026	(10)
CHF	1,007	USD	1,269	Citibank	7/10/2026	(22)
PLN	6,680	EUR	1,574	Bank of America	7/10/2026	(24)
CZK	156,440	EUR	6,467	Citibank	7/10/2026	(27)
NOK	7,070	USD	745	Bank of America	7/10/2026	(31)
CZK	40,970	USD	1,969	UBS AG	7/10/2026	(40)
EUR	11,494	GBP	9,935	Standard Chartered Bank	7/10/2026	(40)
AUD	2,760	USD	1,953	Citibank	7/10/2026	(43)
NOK	19,435	EUR	1,769	HSBC Bank	7/10/2026	(58)
KRW	2,992,925	USD	1,996	Citibank	7/10/2026	(61)
BRL	19,800	USD	3,895	Morgan Stanley	7/10/2026	(69)
GBP	5,215	USD	6,988	Standard Chartered Bank	7/10/2026	(71)
SEK	22,545	USD	2,398	Goldman Sachs	7/10/2026	(71)
USD	6,603	INR	633,950	Standard Chartered Bank	7/10/2026	(91)
AUD	8,382	USD	5,908	BNP Paribas	7/10/2026	(106)
USD	4,133	COP	14,823,010	Morgan Stanley	7/10/2026	(193)
CLP	6,693,240	USD	7,491	Citibank	7/10/2026	(230)
CNH	738,590	USD	109,297	Goldman Sachs	7/10/2026	(459)
USD	9,818	THB	322,005	Goldman Sachs	7/13/2026	118

American Funds Insurance Series  238

Capital World Bond Fund® (continued)

Forward currency contracts (continued)
Contract amount						Unrealized appreciation (depreciation)

Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2026 (000)

USD	7,851	GBP	5,870	Morgan Stanley	7/13/2026	$ 65
USD	5,990	MYR	24,270	BNP Paribas	7/13/2026	49
BRL	9,930	USD	1,908	Goldman Sachs	7/13/2026	9
CNH	17,045	USD	2,526	Bank of America	7/13/2026	(14)
USD	1,631	MYR	6,750	JPMorgan Chase	7/13/2026	(21)
MYR	41,643	USD	10,265	JPMorgan Chase	7/13/2026	(71)
CAD	28,480	USD	20,463	Morgan Stanley	7/13/2026	(370)
USD	1,709	JPY	273,490	Citibank	7/14/2026	25
EUR	2,910	CAD	4,691	UBS AG	7/14/2026	17
GBP	3,994	EUR	4,620	HSBC Bank	7/14/2026	16
EUR	1,010	USD	1,146	UBS AG	7/14/2026	9
CNH	29,820	USD	4,408	Citibank	7/14/2026	(12)
EUR	1,040	USD	1,209	JPMorgan Chase	7/14/2026	(20)
EUR	1,640	USD	1,905	Citibank	7/14/2026	(30)
JPY	2,459,772	EUR	13,290	HSBC Bank	7/14/2026	(49)
NOK	24,174	EUR	2,200	Bank of America	7/14/2026	(73)
JPY	5,484,950	USD	34,326	Bank of America	7/14/2026	(554)
EUR	53,185	USD	61,619	RBC Capital Markets	7/14/2026	(814)
USD	2,744	JPY	438,835	Goldman Sachs	7/15/2026	42
USD	809	NZD	1,390	RBC Capital Markets	7/15/2026	19
NZD	1,312	USD	766	Bank of America	7/15/2026	(20)
USD	5,751	MYR	23,305	JPMorgan Chase	7/22/2026	41
GBP	5,730	USD	7,592	HSBC Bank	7/23/2026	8
USD	1,848	CAD	2,615	Bank of America	7/23/2026	2
USD	7,719	AUD	10,690	UBS AG	7/24/2026	322
USD	7,643	JPY	1,208,530	Standard Chartered Bank	7/24/2026	196
THB	331,490	USD	9,932	Citibank	7/24/2026	57
USD	1,141	PLN	4,310	Goldman Sachs	7/24/2026	(5)
AUD	10,690	USD	7,651	Standard Chartered Bank	7/24/2026	(253)
JPY	1,208,530	USD	7,777	Morgan Stanley	7/24/2026	(329)
USD	14,662	EUR	12,480	Barclays Bank PLC	7/27/2026	386
EUR	12,480	USD	14,720	UBS AG	7/27/2026	(444)
EUR	555	USD	635	Bank of America	7/28/2026	– (l)
USD	631	EUR	555	HSBC Bank	7/28/2026	(4)
EUR	1,790	USD	2,048	Bank of America	8/5/2026	– (l)
EUR	18,315	USD	20,990	Citibank	8/5/2026	(30)
GBP	3,230	USD	4,399	Goldman Sachs	8/11/2026	(115)
USD	3,862	JPY	599,380	Barclays Bank PLC	8/12/2026	162
USD	1,465	NZD	2,530	Goldman Sachs	9/16/2026	24
USD	1,587	EUR	1,365	RBC Capital Markets	9/16/2026	22
USD	1,325	EUR	1,140	RBC Capital Markets	9/16/2026	18
GBP	1,185	USD	1,590	Standard Chartered Bank	9/16/2026	(18)
AUD	2,110	USD	1,481	Goldman Sachs	9/16/2026	(22)
KRW	1,710,000	USD	1,132	RBC Capital Markets	9/16/2026	(25)
THB	42,710	USD	1,319	Standard Chartered Bank	9/16/2026	(29)
CZK	88,320	USD	4,199	RBC Capital Markets	9/16/2026	(38)
USD	3,981	EUR	3,495	HSBC Bank	9/28/2026	(27)

						$(2,171)

239 American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront premium	Unrealized appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	EUR9,730	$27	$–	$27
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR9,720	27	–	27
4.254%	Annual	SONIA	Annual	5/9/2027	GBP4,083	13	–	13
3.5175%	Annual	SOFR	Annual	8/15/2027	USD24,180	(135)	–	(135)
SOFR	Annual	3.4925%	Annual	8/19/2027	USD67,090	396	–	396
6-month PLN-WIBOR	Semi-annual	4.14%	Annual	9/2/2027	PLN70,510	(55)	–	(55)
3.515%	Annual	6-month CZK-PRIBOR	Semi-annual	9/2/2027	CZK396,600	(102)	–	(102)
SOFR	Annual	3.2685%	Annual	9/9/2027	USD88,350	780	–	780
SOFR	Annual	3.3395%	Annual	9/23/2027	USD67,500	560	–	560
SOFR	Annual	3.28%	Annual	12/1/2027	USD4,480	46	–	46
3.73%	Annual	SONIA	Annual	3/10/2028	GBP14,930	(93)	–	(93)
3.85%	Annual	SONIA	Annual	3/11/2028	GBP14,920	(55)	–	(55)
4.04718%	Annual	SONIA	Annual	4/9/2028	GBP19,360	12	–	12
2.465%	Annual	3-month SEK-STIBOR	Quarterly	4/17/2028	SEK218,200	80	–	80
2.4335%	Annual	3-month SEK-STIBOR	Quarterly	4/20/2028	SEK174,640	55	–	55
SOFR	Annual	3.885%	Annual	5/29/2028	USD51,250	109	–	109
3-month SEK-STIBOR	Quarterly	2.4405%	Annual	6/3/2028	SEK93,620	(30)	–	(30)
3-month SEK-STIBOR	Quarterly	2.4006%	Annual	6/4/2028	SEK173,860	(42)	–	(42)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(22)	–	(22)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD10,000	148	–	148
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	EUR2,690	46	–	46
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	EUR2,690	46	–	46
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR2,690	46	–	46
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR2,500	50	–	50
3-month SEK-STIBOR	Quarterly	2.3527%	Annual	4/22/2030	SEK67,510	13	–	13
3-month SEK-STIBOR	Quarterly	2.3532%	Annual	4/22/2030	SEK67,510	13	–	13
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR50,910	(469)	–	(469)
SOFR	Annual	3.507%	Annual	1/14/2031	USD28,100	453	–	453
3-month SEK-STIBOR	Quarterly	2.397%	Annual	2/10/2031	SEK45,000	13	–	13
3-month SEK-STIBOR	Quarterly	2.417%	Annual	2/10/2031	SEK45,000	9	–	9
2.4968%	Annual	6-month EURIBOR	Semi-annual	2/10/2031	EUR4,200	(47)	–	(47)
3-month SEK-STIBOR	Quarterly	2.408%	Annual	2/11/2031	SEK45,000	11	–	11
3-month SEK-STIBOR	Quarterly	2.432%	Annual	2/11/2031	SEK45,000	6	–	6
3-month SEK-STIBOR	Quarterly	2.337%	Annual	2/17/2031	SEK45,600	26	–	26
3-month SEK-STIBOR	Quarterly	2.335%	Annual	2/17/2031	SEK22,400	13	–	13
2.4333%	Annual	6-month EURIBOR	Semi-annual	2/17/2031	EUR2,100	(30)	–	(30)
4.0591%	Annual	SONIA	Annual	4/9/2031	GBP13,170	(4)	–	(4)
6-month EURIBOR	Semi-annual	2.66127%	Annual	4/16/2031	EUR24,580	79	–	79
6-month EURIBOR	Semi-annual	2.66317%	Annual	4/16/2031	EUR12,290	38	–	38
6-month EURIBOR	Semi-annual	2.71986%	Annual	4/16/2031	EUR12,290	2	–	2
4.131%	Annual	SONIA	Annual	4/22/2031	GBP7,430	28	–	28
4.3313%	Annual	SONIA	Annual	4/30/2031	GBP3,240	49	–	49
2.9348%	Annual	6-month EURIBOR	Semi-annual	5/7/2031	EUR2,170	23	–	23
2.8273%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR4,260	21	–	21
2.8283%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,820	9	–	9
2.8278%	Annual	6-month EURIBOR	Semi-annual	5/8/2031	EUR1,830	9	–	9
SONIA	Annual	4.4045%	Annual	5/12/2031	GBP6,240	(121)	–	(121)
SONIA	Annual	4.4215%	Annual	5/12/2031	GBP6,300	(128)	–	(128)
2.7178%	Annual	3-month SEK-STIBOR	Quarterly	5/18/2031	SEK44,500	51	–	51
2.5956%	Annual	3-month SEK-STIBOR	Quarterly	6/4/2031	SEK71,500	40	–	40
3.488%	Annual	SOFR	Annual	6/17/2031	USD941	(17)	–	(17)
3.2285%	Annual	SOFR	Annual	6/17/2031	USD650	(19)	–	(19)

American Funds Insurance Series  240

Capital World Bond Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.43574%	Annual	SOFR	Annual	6/17/2031	USD1,098	$(23)	$–	$(23)
3.403%	Annual	SOFR	Annual	6/17/2031	USD1,080	(24)	–	(24)
SOFR	Annual	3.928%	Annual	6/24/2033	USD642	– (l)	–	– (l)
SOFR	Annual	3.9365%	Annual	6/24/2033	USD879	(1)	–	(1)
SOFR	Annual	3.995%	Annual	6/24/2033	USD338	(2)	–	(2)
SOFR	Annual	4.0015%	Annual	6/24/2033	USD575	(3)	–	(3)
SOFR	Annual	4.031%	Annual	6/24/2033	USD946	(6)	–	(6)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(2)	–	(2)
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,450	(4)	–	(4)
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR2,440	(7)	–	(7)
SOFR	Annual	3.825%	Annual	1/14/2036	USD15,510	201	–	201
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,710	(8)	–	(8)
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR2,800	(11)	–	(11)
SOFR	Annual	3.554%	Annual	6/17/2036	USD740	27	–	27
SOFR	Annual	3.73632%	Annual	6/17/2036	USD1,179	25	–	25
SOFR	Annual	3.79168%	Annual	6/17/2036	USD1,202	20	–	20
SOFR	Annual	3.801%	Annual	6/17/2036	USD1,040	17	–	17
2.9698%	Annual	6-month EURIBOR	Semi-annual	6/19/2036	EUR2,530	13	–	13
3-month SEK-STIBOR	Quarterly	2.8552%	Annual	6/22/2036	SEK26,470	(25)	–	(25)
SOFR	Annual	3.944%	Annual	9/9/2055	USD3,010	116	–	116
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR1,740	72	–	72
SOFR	Annual	3.9305%	Annual	9/23/2055	USD7,440	303	–	303
SONIA	Annual	4.71171%	Annual	4/9/2056	GBP4,620	61	–	61
SOFR	Annual	4.1445%	Annual	4/14/2056	USD2,611	10	–	10
SOFR	Annual	4.15%	Annual	4/14/2056	USD2,609	7	–	7
5.0393%	Annual	SONIA	Annual	5/12/2056	GBP1,800	101	–	101
5.0538%	Annual	SONIA	Annual	5/12/2056	GBP1,710	101	–	101
SOFR	Annual	4.29%	Annual	5/15/2056	USD2,380	(50)	–	(50)
SOFR	Annual	4.283%	Annual	5/29/2056	USD2,350	(47)	–	(47)
4.13862%	Annual	SOFR	Annual	6/17/2056	USD291	(1)	–	(1)
4.097%	Annual	SOFR	Annual	6/17/2056	USD253	(3)	–	(3)
4.07464%	Annual	SOFR	Annual	6/17/2056	USD284	(4)	–	(4)
3.909%	Annual	SOFR	Annual	6/17/2056	USD182	(8)	–	(8)

						$2,823	$–	$2,823

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment		Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(422)	$–	$(422)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,185)	–	(1,185)
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL6,440	(9)	–	(9)
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL14,440	(14)	–	(14)
13.72%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL37,150	(85)	–	(85)
13.43%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2030	BRL59,400	(260)	–	(260)
12.65%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2030	BRL37,870	(377)	–	(377)
13.03%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	BRL29,650	(277)	–	(277)

							$(2,629)	$–	$(2,629)

241 American Funds Insurance Series

Capital World Bond Fund® (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

CDX.EM.45	1.00%	Quarterly	6/20/2031	USD430	$8	$18	$(10)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	14,573	(320)	(249)	(71)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	12,326	(994)	(753)	(241)

					$(1,306)	$(984)	$(322)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 6/30/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

ITRAXX.EUR.XO.45	5.00%	Quarterly	6/20/2031	EUR6,110	$766	$468	$297
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	19,190	492	472	21

					$1,258	$940	$318

Investments in affiliates (o)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Investment funds 2.01%
Capital Group Central Corporate Bond Fund	$22,734	$532	$–	$–	$(324)	$22,942	$533

Short-term securities 10.51%
Money market investments 10.51%
Capital Group Central Cash Fund 3.70% (p)	114,160	336,494	330,462	10	(18)	120,184	1,586

Total 12.52%				$10	$(342)	$143,126	$2,119

Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

CSN Inova Ventures 6.75% 1/28/2028	12/5/2025-3/16/2026	$5,472	$4,888	0.43%
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	1,288	1,211	0.11
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028) (a)	5/19/2020	565	577	0.05
Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-4/20/2026	151	150	0.01
Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	126	125	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (i)	12/23/2025-3/23/2026	43	48	– (s)

Total		$7,645	$6,999	0.61%

American Funds Insurance Series  242

Capital World Bond Fund® (continued)

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $155,631,000, which represented 13.62% of the net assets of the fund.

(f)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Value determined using significant unobservable inputs.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(j)	Represents securities transacted on a TBA basis.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Amount less than one thousand.
(m)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $17,708,000, which represented 1.55% of the net assets of the fund.
(n)	Non-income producing.
(o)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	Rate represents the seven-day yield at 6/30/2026.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.

Key to abbreviation(s)
Assn. = Association	EURIBOR = Euro Interbank Offered Rate	PRIBOR = Prague Interbank Offered Rate
AUD = Australian dollars	GBP = British pounds	Ref. = Refunding
BRL = Brazilian reais	HUF = Hungarian forints	Rev. = Revenue
BZDIOVER = Overnight Brazilian Interbank Deposit Rate	ICE = Intercontinental Exchange, Inc.	RON = Romanian leu
	IDR = Indonesian rupiah	SEK = Swedish kronor
CAD = Canadian dollars	ILS = Israeli shekels	SGD = Singapore dollars
CHF = Swiss francs	INR = Indian rupees	SOFR = Secured Overnight Financing Rate
CLO = Collateralized Loan Obligations	JPY = Japanese yen	SONIA = Sterling Overnight Interbank Average Rate
CLP = Chilean pesos	KRW = South Korean won	STIBOR = Stockholm Interbank Offered Rate
CME = CME Group	KZT = Kazakhstani tenge	TBA = To be announced
CNH = Chinese yuan renminbi	MXN = Mexican pesos	THB = Thai baht
CNY = Chinese yuan renminbi	MYR = Malaysian ringgits	TRY = Turkish lira
COP = Colombian pesos	NOK = Norwegian kroner	USD = U.S. dollars
CZK = Czech korunas	NZD = New Zealand dollars	UST = U.S. Treasury
DAC = Designated Activity Company	PEN = Peruvian nuevos soles	WIBOR = Warsaw Interbank Offered Rate
DKK = Danish kroner	PHP = Philippine pesos	ZAR = South African rand
EGP = Egyptian pounds	PIK = Payment In Kind
EUR = Euros	PLN = Polish zloty

Refer to the notes to financial statements.

243 American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 87.33%	Principal amount (000)	Value (000)

Corporate bonds and notes 83.33%

Communication services 13.03%
Altice France 6.50% 4/15/2032 (a)	USD3,098	$2,997
Altice France 6.875% 7/15/2032 (a)	1,632	1,584
Altice France SA 10.00% 1/15/2033 (a)	130	128
Beignet Investor, LLC 6.581% 5/30/2049 (a)	365	373
CCO Holdings, LLC 5.00% 2/1/2028 (a)	866	856
CCO Holdings, LLC 5.375% 6/1/2029 (a)	535	524
CCO Holdings, LLC 6.375% 9/1/2029 (a)	370	370
CCO Holdings, LLC 4.75% 3/1/2030 (a)	1,066	1,011
CCO Holdings, LLC 4.50% 8/15/2030 (a)	2,194	2,041
CCO Holdings, LLC 4.25% 2/1/2031 (a)	2,879	2,595
CCO Holdings, LLC 7.375% 3/1/2031 (a)	60	60
CCO Holdings, LLC 4.75% 2/1/2032 (a)	1,908	1,703
CCO Holdings, LLC 4.50% 5/1/2032	1,269	1,121
CCO Holdings, LLC 7.00% 2/1/2033 (a)	825	810
CCO Holdings, LLC 4.50% 6/1/2033 (a)	2,017	1,752
CCO Holdings, LLC 4.25% 1/15/2034 (a)	4,042	3,426
CCO Holdings, LLC 7.375% 2/1/2036 (a)	930	913
Charter Communications Operating, LLC 3.50% 3/1/2042	3,245	2,244
Charter Communications Operating, LLC 5.75% 4/1/2048	875	737
Charter Communications Operating, LLC 4.80% 3/1/2050	602	449
Charter Communications Operating, LLC 3.70% 4/1/2051	393	244
Charter Communications Operating, LLC 3.90% 6/1/2052	1,580	1,008
Charter Communications Operating, LLC 5.25% 4/1/2053	773	603
Charter Communications Operating, LLC 6.70% 12/1/2055	211	201
Charter Communications Operating, LLC 3.85% 4/1/2061	145	85
Charter Communications Operating, LLC 4.40% 12/1/2061	265	171
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (a)	485	487
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (a)	245	245
Connect Finco SARL 9.00% 9/15/2029 (a)	6,760	7,122
Connect Holding II, LLC 10.50% 4/3/2031 (a)	945	947
Cumulus Media New Holdings, Inc. 8.00% 7/1/2029 (a)(b)	285	45
DIRECTV Financing, LLC 5.875% 8/15/2027 (a)	266	266
DIRECTV Financing, LLC 8.875% 2/1/2030 (a)	2,460	2,507
DIRECTV Financing, LLC 10.00% 2/15/2031 (a)	1,229	1,276
Discovery Communications, LLC 5.00% 9/20/2037	60	47
Discovery Communications, LLC 6.35% 6/1/2040	130	108
Discovery Global Holdings, Inc. 4.054% 3/15/2029	386	382
Discovery Global Holdings, Inc. 4.279% 3/15/2032	1,494	1,342
Discovery Global Holdings, Inc. 5.05% 3/15/2042	4,365	3,203
Discovery Global Holdings, Inc. 5.141% 3/15/2052	161	108
DISH Network Corp. 11.75% 11/15/2027 (a)	11,088	11,401
E. W. Scripps Co. 9.875% 8/15/2030 (a)	60	53
EchoStar Corp. 10.75% 11/30/2029	5,123	5,539
EchoStar Corp. 6.75% Cash 11/30/2030 (c)	5,450	5,548
Embarq, LLC 7.995% 6/1/2036	3,714	1,077
Gray Media, Inc. 10.50% 7/15/2029 (a)	2,981	3,148
Gray Media, Inc. 4.75% 10/15/2030 (a)	656	472
Gray Media, Inc. 5.375% 11/15/2031 (a)	2,108	1,416
Gray Media, Inc. 9.625% 7/15/2032 (a)	2,568	2,481
Grupo Televisa, SAB 8.50% 3/11/2032	66	71
Lamar Media Corp. 3.625% 1/15/2031	300	280
Lamar Media Corp. 5.375% 11/1/2033 (a)	430	422
Ligado Networks, LLC 17.50% PIK 11/1/2023 (a)(b)(c)	2,777	1,236
Lindblad Expeditions, LLC 7.00% 9/15/2030 (a)	618	639
Live Nation Entertainment, Inc. 3.75% 1/15/2028 (a)	210	206
News Corp. 3.875% 5/15/2029 (a)	255	247
Nexstar Media, Inc. 6.50% 9/15/2033 (a)	4,460	4,463
Nexstar Media, Inc. 7.25% 4/15/2034 (a)	6,955	6,944
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (a)	385	403
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (a)	445	473

American Funds Insurance Series 244

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Communication services (continued)
Paramount Global 7.875% 7/30/2030	USD110	$116
Paramount Global 6.875% 4/30/2036	345	324
Scripps Escrow II, Inc. 3.875% 1/15/2029 (a)	235	215
Sinclair Television Group, Inc. 8.125% 2/15/2033 (a)	930	956
Sirius XM Radio, LLC 5.00% 8/1/2027 (a)	420	420
Sirius XM Radio, LLC 4.00% 7/15/2028 (a)	2,894	2,820
Sirius XM Radio, LLC 5.50% 7/1/2029 (a)	245	245
Sirius XM Radio, LLC 4.125% 7/1/2030 (a)	3,055	2,877
Sirius XM Radio, LLC 3.875% 9/1/2031 (a)	3,746	3,404
Sirius XM Radio, LLC 5.875% 4/15/2032 (a)	1,230	1,216
Snap, Inc. 6.875% 3/1/2033 (a)	80	78
Space Exploration Technologies Corp. 5.35% 7/15/2031 (a)	126	126
Space Exploration Technologies Corp. 5.65% 7/15/2033 (a)	128	127
Space Exploration Technologies Corp. 5.875% 7/15/2036 (a)	125	123
Space Exploration Technologies Corp. 6.60% 7/15/2046 (a)	95	92
Space Exploration Technologies Corp. 6.65% 7/15/2056 (a)	65	63
Stagwell Global, LLC 5.625% 8/15/2029 (a)	840	811
Univision Communications, Inc. 4.50% 5/1/2029 (a)	1,895	1,811
Univision Communications, Inc. 7.375% 6/30/2030 (a)	1,532	1,537
Univision Communications, Inc. 8.50% 7/31/2031 (a)	395	397
Univision Communications, Inc. 9.375% 8/1/2032 (a)	2,955	3,005
Univision Communications, Inc. 8.875% 4/15/2033 (a)	1,030	1,015
Verizon Communications, Inc. 2.355% 3/15/2032	16	14
Verizon Communications, Inc. 4.75% 1/15/2033	64	63
Verizon Communications, Inc. 5.75% 11/30/2045	14	14
Verizon Communications, Inc. 5.875% 11/30/2055	38	37
Verizon Communications, Inc. 6.00% 11/30/2065	17	16
Versant Media Group, Inc. 7.25% 1/30/2031 (a)	1,365	1,413
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (a)	455	375
Ziggo BV 4.875% 1/15/2030 (a)	215	202

		116,522

Energy 12.28%
Aker BP ASA 5.25% 10/30/2035 (a)	160	156
Antero Midstream Partners, LP 5.75% 7/1/2034 (a)	480	474
Archrock Partners, LP 6.625% 9/1/2032 (a)	525	536
Archrock Services, LP 6.00% 2/1/2034 (a)	455	453
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (a)	1,080	1,080
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (a)	975	988
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (a)	795	804
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (a)	1,655	1,625
BKV Upstream Midstream, LLC 7.50% 10/15/2030 (a)	483	485
Blue Racer Midstream, LLC 7.00% 7/15/2029 (a)	105	108
Blue Racer Midstream, LLC 7.25% 7/15/2032 (a)	35	36
Borr IHC, Ltd. 8.75% 1/15/2032 (a)	787	769
Borr IHC, Ltd. 9.00% 1/15/2034 (a)	389	376
Bristow Group, Inc. 6.75% 2/1/2033 (a)	700	702
Caturus Energy, LLC 8.50% 2/15/2030 (a)	1,020	1,063
Caturus Energy, LLC 7.125% 5/15/2031 (a)	733	726
Chord Energy Corp. 6.75% 3/15/2033 (a)	820	833
CITGO Petroleum Corp. 8.375% 1/15/2029 (a)	795	818
CNX Midstream Partners, LP 4.75% 4/15/2030 (a)	235	224
CNX Resources Corp. 7.375% 1/15/2031 (a)	576	590
CNX Resources Corp. 7.25% 3/1/2032 (a)	1,795	1,850
CNX Resources Corp. 5.875% 3/1/2034 (a)	690	672
Comstock Resources, Inc. 6.75% 3/1/2029 (a)	295	291
Comstock Resources, Inc. 5.875% 1/15/2030 (a)	635	599
Constellation Oil Services Holding SA 9.375% 11/7/2029 (a)	1,825	1,922

245 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Energy (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032 (a)	USD1,460	$1,473
Crescent Energy Finance, LLC 7.375% 1/15/2033 (a)	1,151	1,145
Crescent Energy Finance, LLC 8.375% 1/15/2034 (a)	487	502
Energean Israel Finance, Ltd. 5.375% 3/30/2028 (a)	515	510
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (a)	865	831
Energy Transfer, LP 6.00% 2/1/2029 (a)	45	45
Esentia Energy Development, SAB de CV, 6.125% 7/30/2033 (a)	200	200
Ferrellgas, LP 5.875% 4/1/2029 (a)	60	58
FORESEA Holding SA 7.50% 6/15/2030	24	24
Genesis Energy, LP 8.875% 4/15/2030	1,020	1,068
Genesis Energy, LP 7.875% 5/15/2032	2,315	2,388
Genesis Energy, LP 6.75% 3/15/2034	1,820	1,807
Global Partners, LP 6.875% 1/15/2029	110	111
Global Partners, LP 8.25% 1/15/2032 (a)	480	503
Global Partners, LP 7.125% 7/1/2033 (a)	320	324
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (a)	330	337
Harvest Midstream I, LP 7.50% 5/15/2032 (a)	135	140
Harvest Midstream I, LP 6.75% 5/15/2034 (a)	540	548
Hess Midstream Operations, LP 5.875% 3/1/2028 (a)	645	650
Hess Midstream Operations, LP 6.50% 6/1/2029 (a)	575	587
Hess Midstream Operations, LP 4.25% 2/15/2030 (a)	1,000	965
Hess Midstream Operations, LP 5.50% 10/15/2030 (a)	290	289
Hilcorp Energy I, LP 6.00% 4/15/2030 (a)	527	519
Hilcorp Energy I, LP 6.00% 2/1/2031 (a)	558	541
Hilcorp Energy I, LP 6.25% 4/15/2032 (a)	395	383
Hilcorp Energy I, LP 8.375% 11/1/2033 (a)	223	232
Infinity Natural Resources, LLC 7.625% 4/1/2031 (a)	1,390	1,382
Kodiak Gas Services, LLC 5.875% 4/1/2031 (a)	515	517
Kodiak Gas Services, LLC 6.50% 10/1/2033 (a)	260	264
Kodiak Gas Services, LLC 6.75% 10/1/2035 (a)	215	221
Kraken Oil & Gas Partners, LLC 7.125% 5/15/2031 (a)	565	553
Matador Resources Co. 6.50% 4/15/2032 (a)	600	604
Matador Resources Co. 6.25% 4/15/2033 (a)	1,035	1,032
Matador Resources Co. 6.00% 4/15/2034 (a)	625	610
Mesquite Energy, Inc. 7.25% 2/15/2023 (a)(b)(d)	739	–	(e)
Murphy Oil Corp. 6.00% 10/1/2032	340	339
Murphy Oil USA, Inc. 3.75% 2/15/2031 (a)	680	636
Murphy Oil USA, Inc. 5.875% 6/1/2034 (a)	365	366
Nabors Industries, Inc. 9.125% 1/31/2030 (a)	1,020	1,067
Nabors Industries, Inc. 7.625% 11/15/2032 (a)	1,285	1,316
New Fortress Energy, Inc. 6.50% 9/30/2026 (a)(b)	745	128
NFE Brazil Financing, Ltd. 12.00% PIK 5/15/2029 (a)(c)	6,811	6,191
NFE Financing, LLC 12.00% 11/15/2029 (a)(b)	18,263	6,465
NGL Energy Operating, LLC 8.125% 2/15/2029 (a)	85	88
NGL Energy Operating, LLC 8.375% 2/15/2032 (a)	405	422
Noble Finance II, LLC 8.00% 4/15/2030 (a)	1,108	1,149
Noble Finance II, LLC 6.25% 6/15/2034 (a)	1,030	1,010
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (a)	300	309
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (a)	1,050	1,044
Occidental Petroleum Corp. 6.60% 3/15/2046	872	931
Occidental Petroleum Corp. 6.05% 10/1/2054	995	1,011
Oceaneering International, Inc. 6.875% 7/15/2034 (a)	465	473
Odebrecht Drilling Services, LLC 7.50% 6/15/2030 (a)	356	352
Par Petroleum, LLC 7.375% 6/1/2034 (a)	465	471
Parex Resources, Inc. 8.50% 5/11/2031 (a)	385	391
Petrobras Global Finance BV 5.125% 9/10/2030	1,145	1,126
Petroleos Mexicanos 8.75% 6/2/2029	730	781
Petroleos Mexicanos 6.84% 1/23/2030	750	771
Petroleos Mexicanos 5.95% 1/28/2031	1,460	1,444
Petroleos Mexicanos 7.69% 1/23/2050	155	145

American Funds Insurance Series 246

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Energy (continued)
Petroleos Mexicanos 6.95% 1/28/2060	USD265	$223
Raizen Fuels Finance SA 6.25% 7/8/2032	635	349
Range Resources Corp. 4.75% 2/15/2030 (a)	235	230
Schlumberger Investment SA 4.80% 5/7/2033	32	32
Seadrill Finance, Ltd. 8.375% 8/1/2030 (a)	200	210
Seadrill Finance, Ltd. 6.75% 7/15/2034 (a)	505	488
SM Energy Co. 8.375% 7/1/2028 (a)	615	630
SM Energy Co. 8.625% 11/1/2030 (a)	485	510
SM Energy Co. 8.75% 7/1/2031 (a)	1,832	1,914
SM Energy Co. 9.625% 6/15/2033 (a)	240	263
SM Energy Co. 6.625% 4/15/2034 (a)	470	463
Solaris Oilfield Infrastructure, LLC 6.375% 5/15/2031 (a)	540	546
Suburban Propane Partners, LP 5.00% 6/1/2031 (a)	280	266
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (a)	1,485	1,548
Sunoco, LP 5.875% 7/15/2027 (a)	445	445
Sunoco, LP 5.875% 3/15/2028	240	240
Sunoco, LP 7.00% 5/1/2029 (a)	250	257
Sunoco, LP 4.50% 5/15/2029	1,790	1,751
Sunoco, LP 4.50% 10/1/2029 (a)	130	126
Sunoco, LP 4.625% 5/1/2030 (a)	365	353
Sunoco, LP 5.625% 3/15/2031 (a)	895	889
Sunoco, LP 5.375% 7/15/2031 (a)	245	242
Sunoco, LP 7.25% 5/1/2032 (a)	1,110	1,152
Sunoco, LP 6.625% 8/15/2032 (a)	215	219
Sunoco, LP 6.25% 7/1/2033 (a)	675	681
Sunoco, LP 5.875% 3/15/2034 (a)	675	666
Sunoco, LP 5.625% 7/15/2034 (a)	395	386
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (a)(f)	1,475	1,535
Talos Production, Inc. 9.00% 2/1/2029 (a)	820	855
Talos Production, Inc. 9.375% 2/1/2031 (a)	1,125	1,182
Targa Resources Partners, LP 5.50% 3/1/2030	272	274
Targa Resources Partners, LP 4.875% 2/1/2031	150	149
TGS ASA 8.50% 1/15/2030 (a)	590	620
Tidewater, Inc. 9.125% 7/15/2030 (a)	120	128
Transocean Aquila, Ltd. 8.00% 9/30/2028 (a)	274	281
Transocean International, Ltd. 8.75% 2/15/2030 (a)	290	301
Transocean International, Ltd. 8.50% 5/15/2031 (a)	650	675
Transocean International, Ltd. 7.875% 10/15/2032 (a)	240	251
Transocean International, Ltd. 6.80% 3/15/2038	355	329
USA Compression Partners, LP 7.125% 3/15/2029 (a)	355	364
USA Compression Partners, LP 6.25% 10/1/2033 (a)	870	863
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (a)	890	849
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (a)	270	277
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (a)	1,605	1,507
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (a)	1,355	1,209
Venture Global Calcasieu Pass, LLC 6.00% 5/1/2036 (a)	1,115	1,128
Venture Global LNG, Inc. 9.50% 2/1/2029 (a)	335	361
Venture Global LNG, Inc. 7.00% 1/15/2030 (a)	545	556
Venture Global LNG, Inc. 8.375% 6/1/2031 (a)	2,435	2,536
Venture Global LNG, Inc. 9.875% 2/1/2032 (a)	735	785
Venture Global LNG, Inc. 6.625% 6/15/2036 (a)	360	355
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029) (a)(f)	343	335
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (a)	1,179	1,207
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (a)	695	763
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (a)	1,405	1,465
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (a)	455	474
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (a)	805	903
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (a)	1,220	1,294

247 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Energy (continued)
Vista Energy Argentina S.A.U 7.875% 4/8/2038 (a)	USD124	$128
Weatherford International, Ltd. 8.625% 4/30/2030 (a)	1,140	1,159
Weatherford International, Ltd. 6.75% 10/15/2033 (a)	1,150	1,174
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (a)	330	339
YPF SA 8.75% 9/11/2031	160	170

		109,829

Consumer discretionary 10.90%
Acushnet Co. 5.625% 12/1/2033 (a)	400	399
Advance Auto Parts, Inc. 5.95% 3/9/2028	598	605
Advance Auto Parts, Inc. 3.90% 4/15/2030	615	579
Advance Auto Parts, Inc. 3.50% 3/15/2032	534	471
Allied Universal Holdco, LLC 4.625% 6/1/2028 (a)	460	454
Allied Universal Holdco, LLC 6.00% 6/1/2029 (a)	455	453
Allied Universal Holdco, LLC 6.875% 6/15/2030 (a)	1,350	1,388
Allied Universal Holdco, LLC 7.875% 2/15/2031 (a)	355	371
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (a)	575	591
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (a)	1,060	1,033
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (a)	405	388
Bath & Body Works, Inc. 6.875% 11/1/2035	546	559
Bath & Body Works, Inc. 6.75% 7/1/2036	140	140
Boyd Gaming Corp. 4.75% 6/15/2031 (a)	1,025	990
Brightstar Lottery PLC 5.75% 1/15/2033 (a)	1,625	1,594
Caesars Entertainment, Inc. 4.625% 10/15/2029 (a)	1,159	1,115
Caesars Entertainment, Inc. 7.00% 2/15/2030 (a)	1,600	1,610
Caesars Entertainment, Inc. 6.50% 2/15/2032 (a)	1,835	1,791
Caesars Entertainment, Inc. 6.00% 10/15/2032 (a)	1,305	1,184
Carnival Corp., Ltd. 4.00% 8/1/2028 (a)	1,080	1,061
Carnival Corp., Ltd. 5.125% 5/1/2029 (a)	725	724
Carnival Corp., Ltd. 7.00% 8/15/2029 (a)	110	114
Carnival Corp., Ltd. 5.75% 3/15/2030 (a)	105	106
Carnival Corp., Ltd. 5.75% 8/1/2032 (a)	3,021	3,054
Carnival Corp., Ltd. 6.125% 2/15/2033 (a)	3,420	3,463
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (a)	480	503
Cyprium Corp. 6.125% 4/15/2031 (a)	545	546
Cyprium Corp. 6.375% 4/15/2034 (a)	857	857
Fertitta Entertainment, LLC 4.625% 1/15/2029 (a)	850	827
Fertitta Entertainment, LLC 6.75% 1/15/2030 (a)	760	746
First Student Bidco, Inc. 4.00% 7/31/2029 (a)	1,170	1,121
Ford Motor Co. 3.25% 2/12/2032	2,315	2,041
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	494
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	113
Ford Motor Credit Co., LLC 5.918% 3/20/2028	200	203
Ford Motor Credit Co., LLC 6.798% 11/7/2028	280	289
Ford Motor Credit Co., LLC 5.113% 5/3/2029	290	288
Ford Motor Credit Co., LLC 5.875% 11/7/2029	225	228
Ford Motor Credit Co., LLC 7.20% 6/10/2030	305	322
Ford Motor Credit Co., LLC 5.73% 9/5/2030	1,503	1,512
Ford Motor Credit Co., LLC 4.00% 11/13/2030	455	428
Ford Motor Credit Co., LLC 6.05% 3/5/2031	475	482
Ford Motor Credit Co., LLC 3.625% 6/17/2031	365	333
Ford Motor Credit Co., LLC 6.532% 3/19/2032	1,815	1,877
Ford Motor Credit Co., LLC 5.753% 4/6/2033	1,754	1,740
Ford Motor Credit Co., LLC 7.122% 11/7/2033	335	357
Ford Motor Credit Co., LLC 6.125% 3/8/2034	1,275	1,284
Ford Motor Credit Co., LLC 6.50% 2/7/2035	2,290	2,346
Ford Motor Credit Co., LLC 5.869% 10/31/2035	3,325	3,257
Ford Motor Credit Co., LLC 6.467% 5/22/2036	1,895	1,926

American Funds Insurance Series 248

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer discretionary (continued)
Gaia Purchaser, Inc. 7.625% 7/15/2033 (a)	USD385	$390
Gap, Inc. 3.625% 10/1/2029 (a)	140	132
Gap, Inc. 3.875% 10/1/2031 (a)	88	80
General Motors Financial Co., Inc. 5.90% 1/7/2035	440	452
Genting New York, LLC 7.25% 10/1/2029 (a)	394	405
Goodyear Tire & Rubber Co. 8.875% 7/15/2032	615	621
Great Canadian Gaming Corp. 8.75% 11/15/2029 (a)	1,414	1,416
Hilton Domestic Operating Co., Inc. 5.50% 9/15/2031 (a)	1,160	1,164
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (a)	491	480
International Game Technology PLC 5.25% 1/15/2029 (a)	885	883
KB Home 6.875% 6/15/2027	185	186
KB Home 7.25% 7/15/2030	275	281
Kontoor Brands, Inc. 4.125% 11/15/2029 (a)	305	292
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (a)	2,830	2,757
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (a)	1,135	1,183
Levi Strauss & Co. 3.50% 3/1/2031 (a)	1,090	1,010
Light and Wonder International, Inc. 6.25% 10/1/2033 (a)	330	328
Lithia Motors, Inc. 3.875% 6/1/2029 (a)	905	867
Lithia Motors, Inc. 5.50% 10/1/2030 (a)	520	514
Lithia Motors, Inc. 4.375% 1/15/2031 (a)	485	460
Macy’s Retail Holdings, LLC 7.375% 8/1/2033 (a)	375	394
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (a)	380	367
MGM Resorts International 5.50% 4/15/2027	165	165
Newell Brands, Inc. 8.50% 6/1/2028 (a)	655	685
Newell Brands, Inc. 6.625% 9/15/2029	750	763
Newell Brands, Inc. 6.375% 5/15/2030	955	969
Newell Brands, Inc. 6.625% 5/15/2032	1,655	1,677
Newell Brands, Inc. 7.375% 4/1/2036	525	533
Newell Brands, Inc. 7.50% 4/1/2046	235	219
Nissan Motor Acceptance Co., LLC 5.30% 9/13/2027 (a)	300	299
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (a)	1,315	1,294
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	290	287
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (a)	295	290
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (a)	1,410	1,454
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (a)	1,385	1,436
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (a)	3,645	3,862
Party City Holdings, Inc. 0% 10/12/2028 (d)	500	–	(e)
Party City Holdings, Inc. 0% 8/27/2030 (d)	2,510	50
RHP Hotel Properties, LP 7.25% 7/15/2028 (a)	407	416
RHP Hotel Properties, LP 4.50% 2/15/2029 (a)	550	540
RHP Hotel Properties, LP 6.50% 6/15/2033 (a)	485	498
RHP Hotel Properties, LP 5.75% 3/15/2034 (a)	575	570
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	431	420
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	141	140
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	610	591
Sally Holdings, LLC 6.75% 4/1/2032	1,727	1,765
Scientific Games Holdings, LP 6.625% 3/1/2030 (a)	1,510	1,292
Sekisui House U.S., Inc. 6.00% 1/15/2043	343	315
Service Corp. International 3.375% 8/15/2030	160	149
Service Corp. International 4.00% 5/15/2031	430	406
Service Corp. International 5.75% 10/15/2032	165	166
Six Flags Entertainment Corp. 8.625% 1/15/2032 (a)	625	644
Somnigroup International, Inc. 4.00% 4/15/2029 (a)	80	77
Sonic Automotive, Inc. 4.875% 11/15/2031 (a)	1,964	1,891
Station Casinos, LLC 4.625% 12/1/2031 (a)	625	594
Station Casinos, LLC 6.625% 3/15/2032 (a)	265	269
TopBuild Corp. 5.625% 1/31/2034 (a)	735	745
Travel + Leisure Co. 4.50% 12/1/2029 (a)	825	799
Travel + Leisure Co. 4.625% 3/1/2030 (a)	165	160
Travel + Leisure Co. 6.25% 6/1/2031 (a)	620	624

249 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer discretionary (continued)
Universal Entertainment Corp. 9.875% 8/1/2029 (a)	USD2,260	$2,187
Vail Resorts, Inc. 5.625% 7/15/2030 (a)	260	260
Vail Resorts, Inc. 6.50% 5/15/2032 (a)	735	749
Valvoline, Inc. 3.625% 6/15/2031 (a)	525	485
Wand NewCo 3, Inc. 7.625% 1/30/2032 (a)	10	10
Wayfair, Inc. 6.75% 11/15/2032 (a)	100	103
Whirlpool Corp. 7.50% 7/1/2031 (a)	315	320
Whirlpool Corp. 7.875% 7/1/2034 (a)	405	408
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (a)	460	454
Wyndham Hotels & Resorts, Inc. 5.625% 3/1/2033 (a)	759	750
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (a)	292	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (a)	782	827
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (a)	600	603

		97,519

Financials 8.88%
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (a)	255	257
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (a)	1,450	1,420
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (a)	1,113	1,111
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (a)	2,940	2,922
AmWINS Group, Inc. 4.875% 6/30/2029 (a)	1,370	1,321
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (a)	1,375	1,391
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (a)	1,430	1,390
Aretec Group, Inc. 7.50% 4/1/2029 (a)	2,653	2,645
Aretec Group, Inc. 10.00% 8/15/2030 (a)	565	596
Asurion, LLC 8.00% 12/31/2032 (a)	335	338
Asurion, LLC 8.375% 2/1/2034 (a)	975	903
Banco Nacional de Mexico SA 6.697% 8/7/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.682% on 8/7/2031) (a)(f)	760	749
Blackstone Private Credit Fund 5.95% 7/16/2029	676	676
Blackstone Private Credit Fund 5.35% 3/12/2031	424	408
Blackstone Private Credit Fund 5.95% 5/15/2031	50	49
Blackstone Private Credit Fund 6.00% 11/22/2034	660	636
Block, Inc. 5.625% 8/15/2030 (a)	930	933
Block, Inc. 3.50% 6/1/2031	396	365
Block, Inc. 6.50% 5/15/2032	765	781
Block, Inc. 6.00% 8/15/2033 (a)	195	196
Blue Owl Credit Income Corp. 6.65% 3/15/2031	315	315
Cipher Compute, LLC 7.125% 11/15/2030 (a)	650	676
Coinbase Global, Inc. 3.375% 10/1/2028 (a)	3,421	3,250
Coinbase Global, Inc. 3.625% 10/1/2031 (a)	2,439	2,126
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (a)	3,840	3,661
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (a)	660	600
CRC Insurance Group, LLC 7.125% 6/1/2031 (a)	300	299
FS KKR Capital Corp. 6.875% 8/15/2029	272	273
FS KKR Capital Corp. 6.125% 1/15/2031	320	308
Goldman Sachs Private Credit Corp. 5.375% 1/31/2029	52	52
Goldman Sachs Private Credit Corp. 6.25% 5/6/2030	52	53
Goldman Sachs Private Credit Corp. 5.875% 1/31/2031	50	49
Hightower Holding, LLC 6.75% 4/15/2029 (a)	945	946
Hightower Holding, LLC 9.125% 1/31/2030 (a)	179	187
Howden UK Refinance PLC 7.25% 2/15/2031 (a)	635	616
HUB International, Ltd. 7.25% 6/15/2030 (a)	712	731
HUB International, Ltd. 7.375% 1/31/2032 (a)	866	882
ION Platform Finance US, Inc. 4.625% 5/1/2028 (a)	255	232
ION Platform Finance US, Inc. 5.00% 5/1/2028 (a)	85	78
ION Platform Finance US, Inc. 8.75% 5/1/2029 (a)	4,035	3,604
ION Platform Finance US, Inc. 9.50% 5/30/2029 (a)	2,455	2,243

American Funds Insurance Series 250

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Financials (continued)
ION Platform Finance US, Inc. 9.00% 8/1/2029 (a)	USD1,711	$1,524
ION Platform Finance US, Inc. 7.875% 9/30/2032 (a)	1,820	1,321
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (a)	1,265	1,216
Jane Street Group, LLC 7.125% 4/30/2031 (a)	111	115
Jane Street Group, LLC 6.75% 5/1/2033 (a)	1,545	1,590
MSCI, Inc. 3.875% 2/15/2031 (a)	425	403
MSCI, Inc. 3.625% 11/1/2031 (a)	211	196
Navient Corp. 5.00% 3/15/2027	1,873	1,859
Navient Corp. 5.50% 3/15/2029	3,520	3,381
Navient Corp. 9.375% 7/25/2030	1,347	1,370
Navient Corp. 11.50% 3/15/2031	950	1,003
Navient Corp. 9.375% 10/15/2031	715	713
Navient Corp. 7.875% 6/15/2032	1,373	1,287
Navient Corp. 5.625% 8/1/2033	1,807	1,495
OneMain Finance Corp. 3.875% 9/15/2028	135	131
OneMain Finance Corp. 5.375% 11/15/2029	960	944
OneMain Finance Corp. 7.875% 3/15/2030	760	792
OneMain Finance Corp. 6.125% 5/15/2030	1,520	1,521
OneMain Finance Corp. 4.00% 9/15/2030	205	190
OneMain Finance Corp. 7.50% 5/15/2031	105	109
OneMain Finance Corp. 7.125% 11/15/2031	1,110	1,133
OneMain Finance Corp. 7.125% 9/15/2032	1,580	1,609
OneMain Finance Corp. 6.50% 3/15/2033	800	788
OneMain Finance Corp. 6.75% 9/15/2033	525	520
Osaic Holdings, Inc. 6.75% 8/1/2032 (a)	1,210	1,213
Osaic Holdings, Inc. 8.00% 8/1/2033 (a)	2,720	2,732
Oxford Finance, LLC 7.75% 5/15/2031 (a)	760	754
PennyMac Financial Services, Inc. 4.25% 2/15/2029 (a)	106	101
PennyMac Financial Services, Inc. 7.875% 12/15/2029 (a)	134	139
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (a)	365	358
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (a)	430	420
Rocket Cos., Inc. 6.125% 8/1/2031 (a)	420	429
Rocket Cos., Inc. 7.125% 2/1/2032 (a)	315	327
Ryan Specialty, LLC 4.375% 2/1/2030 (a)	600	579
Ryan Specialty, LLC 5.875% 8/1/2032 (a)	750	738
SLM Corp. 6.50% 1/31/2030	147	149
Starwood Property Trust, Inc. 4.375% 1/15/2027 (a)	545	545
Starwood Property Trust, Inc. 5.25% 10/15/2028 (a)	845	842
Starwood Property Trust, Inc. 7.25% 4/1/2029 (a)	500	517
Starwood Property Trust, Inc. 5.875% 8/15/2029 (a)	520	522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (a)	340	348
Starwood Property Trust, Inc. 6.50% 10/15/2030 (a)	320	328
Starwood Property Trust, Inc. 6.125% 6/1/2031 (a)	35	35
Stonebriar ABF Issuer, LLC 7.00% 8/15/2031 (a)	460	460
Voyager Parent, LLC 9.25% 7/1/2032 (a)	2,275	2,407

		79,421

Health care 7.32%
1261229 B.C., Ltd. 10.00% 4/15/2032 (a)	4,198	4,255
Accendra Health, Inc. 9.00% 6/15/2032 (a)	4,272	3,980
Accendra Health, Inc. 9.75% 6/15/2033 (a)	5,430	3,712
Accendra Health, Inc. 9.75% 6/15/2033 (a)	938	641
Adapthealth, LLC 6.125% 8/1/2028 (a)	150	150
Adapthealth, LLC 4.625% 8/1/2029 (a)	481	465
Adapthealth, LLC 5.125% 3/1/2030 (a)	5	5
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (a)	410	426
AthenaHealth Group, Inc. 6.50% 2/15/2030 (a)	190	182
Avantor Funding, Inc. 4.625% 7/15/2028 (a)	1,695	1,678

251 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Health care (continued)
Bausch + Lomb Corp. 8.375% 10/1/2028 (a)	USD170	$175
Bausch Health Americas, Inc. 8.50% 1/31/2027 (a)	1,766	1,764
Bausch Health Cos., Inc. 5.00% 1/30/2028 (a)	507	450
Bausch Health Cos., Inc. 4.875% 6/1/2028 (a)	895	828
Bausch Health Cos., Inc. 11.00% 9/30/2028 (a)	181	185
Bausch Health Cos., Inc. 5.25% 1/30/2030 (a)	797	511
Bausch Health Cos., Inc. 5.25% 2/15/2031 (a)	922	545
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (a)	1,590	1,563
Centene Corp. 2.45% 7/15/2028	480	456
Centene Corp. 4.625% 12/15/2029	1,475	1,432
Centene Corp. 3.375% 2/15/2030	147	137
Centene Corp. 3.00% 10/15/2030	610	552
Centene Corp. 2.50% 3/1/2031	1,735	1,517
Centene Corp. 2.625% 8/1/2031	400	349
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (a)	156	153
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (a)	420	416
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (a)	1,960	1,851
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (a)	579	533
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (a)	86	93
DaVita, Inc. 4.625% 6/1/2030 (a)	1,135	1,100
DaVita, Inc. 6.875% 9/1/2032 (a)	1,125	1,161
DaVita, Inc. 6.75% 7/15/2033 (a)	1,435	1,482
Encompass Health Corp. 5.875% 6/1/2034 (a)	405	405
Endo Finance Holdings, LP 8.50% 4/15/2031 (a)	2,130	2,240
Grifols SA 4.75% 10/15/2028 (a)	465	456
HCA, Inc. 7.50% 11/15/2095	175	189
Insulet Corp. 6.50% 4/1/2033 (a)	47	48
IQVIA, Inc. 6.25% 6/1/2032 (a)	1,225	1,247
Jazz Securities DAC 4.375% 1/15/2029 (a)	421	413
Medline Borrower, LP 3.875% 4/1/2029 (a)	1,680	1,632
Medline Borrower, LP 6.25% 4/1/2029 (a)	63	64
Medline Borrower, LP 5.00% 6/15/2031 (a)	104	104
Medline Borrower, LP 5.25% 6/15/2033 (a)	33	33
Molina Healthcare, Inc. 4.375% 6/15/2028 (a)	510	501
Molina Healthcare, Inc. 3.875% 11/15/2030 (a)	1,794	1,674
Molina Healthcare, Inc. 6.50% 2/15/2031 (a)	1,430	1,457
Molina Healthcare, Inc. 3.875% 5/15/2032 (a)	3,715	3,361
Molina Healthcare, Inc. 6.25% 1/15/2033 (a)	1,250	1,253
Organon & Co. 4.125% 4/30/2028 (a)	325	321
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	175	167
Radiology Partners, Inc. 9.78% PIK 2/15/2030 (a)(c)	1,985	1,972
Radiology Partners, Inc. 8.50% 7/15/2032 (a)	2,445	2,555
Sotera Health Holdings, LLC 7.375% 6/1/2031 (a)	525	545
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (a)	1,125	1,140
Team Health Holdings, Inc. 8.375% 6/30/2028 (a)	215	216
Tenet Healthcare Corp. 5.125% 11/1/2027	370	370
Tenet Healthcare Corp. 4.25% 6/1/2029	1,485	1,444
Tenet Healthcare Corp. 4.375% 1/15/2030	745	722
Tenet Healthcare Corp. 6.75% 5/15/2031	890	912
Tenet Healthcare Corp. 6.875% 11/15/2031	85	91
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	377	377
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	345	353
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,445	3,446
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	330	354
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	1,240	1,287
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,142	882
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	505	518

		65,496

American Funds Insurance Series 252

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Materials 6.76%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (a)	USD810	$848
ArcelorMittal SA 7.00% 10/15/2039	403	446
ArcelorMittal SA 6.75% 3/1/2041	685	739
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029 (a)	745	709
Avient Corp. 6.25% 11/1/2031 (a)	185	188
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (a)	200	208
Axalta Coating Systems, LLC 4.75% 6/15/2027 (a)	380	379
Canpack Group, Inc. 6.00% 5/15/2031 (a)	310	312
CAN-PACK SA 3.875% 11/15/2029 (a)	1,555	1,476
Capstone Copper Corp. 6.75% 3/31/2033 (a)	205	208
Celanese US Holdings, LLC 7.165% 7/15/2027	35	36
Celanese US Holdings, LLC 6.50% 4/15/2030	430	439
Celanese US Holdings, LLC 7.55% 11/15/2030	220	233
Celanese US Holdings, LLC 7.00% 2/15/2031	390	402
Celanese US Holdings, LLC 6.75% 4/15/2033	1,428	1,455
Celanese US Holdings, LLC 7.45% 11/15/2033	60	64
Celanese US Holdings, LLC 7.375% 2/15/2034	592	612
Century Aluminum Co. 6.875% 8/1/2032 (a)	330	340
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (a)	1,581	1,527
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (a)	1,999	2,018
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (a)	1,785	1,633
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (a)	1,665	1,686
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (a)	2,030	2,017
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (a)	240	240
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (a)	1,235	1,234
Commercial Metals Co. 5.75% 11/15/2033 (a)	465	463
Commercial Metals Co. 6.00% 12/15/2035 (a)	1,285	1,282
Consolidated Energy Finance SA 5.625% 10/15/2028 (a)	545	524
Consolidated Energy Finance SA 12.00% 2/15/2031 (a)	3,045	3,155
CVR Partners, LP 6.125% 6/15/2028 (a)	405	405
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (a)	205	210
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (a)	845	830
FMC Corp. 3.45% 10/1/2029	280	259
FMC Corp. 8.00% 6/1/2031 (a)	615	641
Freeport-McMoRan, Inc. 4.25% 3/1/2030	357	351
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (a)(c)(f)	5,455	1,459
FXI Holdings, Inc. 11.00% 11/15/2030 (a)	8,806	7,441
Graphic Packaging International, LLC 3.75% 2/1/2030 (a)	405	381
Graphic Packaging International, LLC 6.375% 7/15/2032 (a)	810	818
INEOS Finance PLC 6.75% 5/15/2028 (a)	415	413
JH North America Holdings, Inc. 5.875% 1/31/2031 (a)	175	176
JH North America Holdings, Inc. 6.125% 7/31/2032 (a)	435	439
LYB International Finance III, LLC 5.125% 1/15/2031	160	160
Magnera Corp. 4.75% 11/15/2029 (a)	670	626
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (a)	855	875
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (a)	595	586
Methanex Corp. 5.125% 10/15/2027	2,005	2,004
Methanex Corp. 5.65% 12/1/2044	385	347
Methanex US Operations, Inc. 6.25% 3/15/2032 (a)	1,135	1,150
Minera Mexico, SA de CV, 5.625% 2/12/2032 (a)	200	202
Mineral Resources, Ltd. 9.25% 10/1/2028 (a)	1,118	1,155
Mineral Resources, Ltd. 8.50% 5/1/2030 (a)	845	873
Mineral Resources, Ltd. 6.00% 5/1/2032 (a)	1,060	1,049
Mineral Resources, Ltd. 6.25% 5/1/2034 (a)	785	772
NOVA Chemicals Corp. 8.50% 11/15/2028 (a)	205	212
NOVA Chemicals Corp. 9.00% 2/15/2030 (a)	1,745	1,829
NOVA Chemicals Corp. 7.00% 12/1/2031 (a)	550	578
Novelis Corp. 3.875% 8/15/2031 (a)	412	376
Quikrete Holdings, Inc. 6.375% 3/1/2032 (a)	465	475
Quikrete Holdings, Inc. 6.75% 3/1/2033 (a)	550	561

253 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Materials (continued)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (a)(c)(f)	USD1,492	$1,501
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2026) (c)(f)	616	619
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (a)	1,090	1,076
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (a)	655	651
Stonepeak Motion Holdco, Ltd. 6.125% 7/15/2033 (a)	715	716
Synergy Infrastructure Holdings, LLC 7.00% 7/15/2034 (a)	460	467
Trivium Packaging Finance BV 8.25% 7/15/2030 (a)	386	408
Trivium Packaging Finance BV 12.25% 1/15/2031 (a)	845	935
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (a)(f)	200	200
Veritiv Operating Co. 10.50% 11/30/2030 (a)	435	445
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (a)	300	292
Warrior Met Coal, Inc. 7.875% 12/1/2028 (a)	498	506
Westlake Corp. 5.55% 11/15/2035	100	99
Westlake Corp. 6.375% 11/15/2055	35	35

		60,476

Information technology 6.33%
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (a)	935	939
APLD ComputeCo, LLC 9.25% 12/15/2030 (a)	125	135
Black Pearl Compute, LLC 6.125% 2/15/2031 (a)	2,325	2,358
Booz Allen Hamilton, Inc. 3.875% 9/1/2028 (a)	50	49
Cloud Software Group, Inc. 6.50% 3/31/2029 (a)	2,570	2,496
Cloud Software Group, Inc. 9.00% 9/30/2029 (a)	5,575	5,415
Cloud Software Group, Inc. 8.25% 6/30/2032 (a)	615	577
Cloud Software Group, Inc. 6.625% 8/15/2033 (a)	835	725
CoreWeave, Inc. 9.25% 6/1/2030 (a)	440	443
CoreWeave, Inc. 9.75% 10/1/2031 (a)	1,190	1,188
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)	4,390	4,583
Ellucian Holdings, Inc. 6.50% 12/1/2029 (a)	160	155
Fair Isaac Corp. 4.00% 6/15/2028 (a)	975	954
Fair Isaac Corp. 6.00% 5/15/2033 (a)	2,090	2,059
Flash Compute, LLC 7.25% 12/31/2030 (a)	265	273
Hughes Satellite Systems Corp. 5.25% 8/1/2026	5,511	4,663
Hughes Satellite Systems Corp. 6.625% 8/1/2026	6,484	4,042
HUT 8 DC, LLC 6.192% 11/15/2042 (a)	197	200
Ingram Micro, Inc. 4.75% 5/15/2029 (a)	250	246
Intel Corp. 3.05% 8/12/2051	125	78
Intel Corp. 5.60% 2/21/2054	208	195
Meridian Arc Holdco, LLC 6.25% 4/30/2031 (a)	1,465	1,469
NCR Atleos Corp. 9.50% 4/1/2029 (a)	1,485	1,584
NCR Voyix Corp. 5.125% 4/15/2029 (a)	283	276
Oracle Corp. 4.95% 2/4/2031	452	443
Oracle Corp. 6.25% 11/9/2032	65	67
Oracle Corp. 5.35% 5/4/2033	111	108
Oracle Corp. 5.50% 8/3/2035	65	62
Oracle Corp. 5.20% 9/26/2035	310	290
Oracle Corp. 5.70% 2/4/2036	1,090	1,056
Oracle Corp. 6.55% 2/4/2046	23	22
Oracle Corp. 6.90% 11/9/2052	35	34
Oracle Corp. 6.70% 2/4/2056	1,133	1,067
Oracle Corp. 6.85% 2/4/2066	60	56
Qnity Electronics, Inc. 5.75% 8/15/2032 (a)	100	101
Qnity Electronics, Inc. 6.25% 8/15/2033 (a)	100	102
RD Michigan Property Owner I, LLC 7.50% 3/30/2045 (a)	555	553
SE Cosmos, LLC 8.875% 5/1/2031 (a)	3,270	3,364

American Funds Insurance Series 254

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (a)	USD310	$306
UKG, Inc. 6.875% 2/1/2031 (a)	760	739
Unisys Corp. 10.625% 1/15/2031 (a)	1,205	1,135
Viasat, Inc. 5.625% 4/15/2027 (a)	4,600	4,604
Viasat, Inc. 6.50% 7/15/2028 (a)	1,495	1,492
Viasat, Inc. 7.50% 5/30/2031 (a)	1,969	1,991
Viavi Solutions, Inc. 3.75% 10/1/2029 (a)	190	181
VoltaGrid, LLC 7.375% 11/1/2030 (a)	340	353
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)(g)	1,242	1,377
WULF Compute, LLC 7.75% 10/15/2030 (a)	1,895	1,992

		56,597

Industrials 6.30%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (a)	216	221
ADT Security Corp. 4.125% 8/1/2029 (a)	165	158
ADT Security Corp. 5.875% 10/15/2033 (a)	395	388
Advanced Drainage Systems, Inc. 5.375% 3/1/2034 (a)	885	867
AECOM 6.00% 8/1/2033 (a)	35	35
Albion Financing 1 SARL 7.00% 5/21/2030 (a)	535	554
Allison Transmission, Inc. 3.75% 1/30/2031 (a)	870	814
Allison Transmission, Inc. 5.875% 12/1/2033 (a)	260	259
Amentum Holdings, Inc. 7.25% 8/1/2032 (a)	1,050	1,082
Aramark Services, Inc. 5.00% 2/1/2028 (a)	240	240
ATI, Inc. 4.875% 10/1/2029	575	569
ATI, Inc. 5.125% 10/1/2031	615	611
ATI, Inc. 5.875% 6/15/2033	230	233
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (a)	343	345
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (a)	45	44
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (a)	1,181	1,159
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (a)	1,060	1,093
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (a)	510	515
Avis Budget Group, Inc. 5.75% 7/15/2027 (a)	27	27
Axon Enterprise, Inc. 6.125% 3/15/2030 (a)	905	925
Axon Enterprise, Inc. 6.25% 3/15/2033 (a)	955	979
Bombardier, Inc. 5.875% 1/15/2035 (a)	325	327
BWX Technologies, Inc. 4.125% 6/30/2028 (a)	135	133
BWX Technologies, Inc. 4.125% 4/15/2029 (a)	280	272
CACI International, Inc. 6.375% 6/15/2033 (a)	390	396
Carpenter Technology Corp. 5.625% 3/1/2034 (a)	435	435
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (a)	1,250	1,203
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (a)	980	878
Clean Harbors, Inc. 5.125% 7/15/2029 (a)	135	134
Clean Harbors, Inc. 5.75% 10/15/2033 (a)	1,510	1,521
Columbus McKinnon Corp. 7.125% 2/1/2033 (a)	635	637
CoreLogic, Inc. 4.50% 5/1/2028 (a)	2,199	2,150
Eaton Corp. 4.20% 3/6/2031	200	196
Eaton Corp. 4.50% 3/6/2033	200	196
Eaton Corp. 4.80% 3/6/2036	200	196
EquipmentShare.com, Inc. 9.00% 5/15/2028 (a)	2,515	2,569
EquipmentShare.com, Inc. 8.625% 5/15/2032 (a)	709	738
EquipmentShare.com, Inc. 8.00% 3/15/2033 (a)	166	170
EquipmentShare.com, Inc. 7.125% 7/1/2034 (a)	1,250	1,230
ESAB Corp. 5.625% 4/1/2031 (a)	505	507
FedEx Freight Holding Co., Inc. 4.30% 3/15/2029 (a)	60	59
FedEx Freight Holding Co., Inc. 4.95% 3/15/2033 (a)	60	59
FedEx Freight Holding Co., Inc. 5.25% 3/15/2036 (a)	60	59
FTAI Aviation Investors, LLC 7.875% 12/1/2030 (a)	35	37
Garda World Security Corp. 6.50% 1/15/2031 (a)	720	731

255 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Industrials (continued)
Garda World Security Corp. 8.375% 11/15/2032 (a)	USD1,388	$1,421
HD Supply Waterworks, Ltd. 6.00% 7/1/2034 (a)	595	598
Herc Holdings, Inc. 6.625% 6/15/2029 (a)	380	388
Herc Holdings, Inc. 7.00% 6/15/2030 (a)	740	767
Herc Holdings, Inc. 5.75% 3/15/2031 (a)	25	25
Herc Holdings, Inc. 7.25% 6/15/2033 (a)	1,315	1,372
Herc Holdings, Inc. 6.00% 3/15/2034 (a)	170	169
Hertz Corp. (The) 4.625% 12/1/2026 (a)	768	697
I-20 Lancaster Fund, LLC 12.00% 1/15/2035 (a)	456	454
Icahn Enterprises, LP 5.25% 5/15/2027	3,024	2,991
Icahn Enterprises, LP 9.75% 1/15/2029	610	599
Icahn Enterprises, LP 10.00% 11/15/2029 (a)	250	247
Lsf12 Helix Parent, LLC 7.125% 2/1/2033 (a)	130	126
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (a)	259	257
Moog, Inc. 5.50% 10/15/2034 (a)	980	968
NESCO Holdings II, Inc. 5.50% 4/15/2029 (a)	1,115	1,110
Pitney Bowes, Inc. 7.25% 3/15/2029 (a)	435	441
QXO Building Products, Inc. 6.50% 7/15/2031 (a)	665	678
QXO Building Products, Inc. 6.75% 4/30/2032 (a)	525	542
QXO Building Products, Inc. 6.875% 7/15/2034 (a)	935	960
Reworld Holding Corp. 4.875% 12/1/2029 (a)	790	754
Science Applications International Corp. 5.875% 11/1/2033 (a)	535	527
Sensata Technologies, Inc. 3.75% 2/15/2031 (a)	660	618
SkyMiles IP, Ltd. 4.75% 10/20/2028 (a)	304	304
Standard Building Solutions, Inc. 6.50% 8/15/2032 (a)	360	362
Standard Building Solutions, Inc. 6.25% 8/1/2033 (a)	750	745
Standard Building Solutions, Inc. 5.875% 3/15/2034 (a)	100	97
Team Services Holding, Inc. 9.00% 2/15/2033 (a)	685	694
Texas Combined Tirz I, LLC 0% 12/7/2062 (a)(d)	95	95
TKC Holdings, Inc. 8.50% 8/15/2030 (a)	160	165
TransDigm, Inc. 6.375% 5/31/2033 (a)	2,410	2,435
TransDigm, Inc. 6.25% 1/31/2034 (a)	990	1,011
TransDigm, Inc. 6.75% 1/31/2034 (a)	3,080	3,161
TransDigm, Inc. 6.125% 7/31/2034 (a)	1,599	1,599
United Rentals (North America), Inc. 6.00% 12/15/2029 (a)	95	97
United Rentals (North America), Inc. 3.875% 2/15/2031	620	586
United Rentals (North America), Inc. 6.125% 3/15/2034 (a)	355	364
Waste Pro USA, Inc. 7.00% 2/1/2033 (a)	185	190
WESCO Distribution, Inc. 5.25% 4/15/2031 (a)	455	452
WESCO Distribution, Inc. 6.625% 3/15/2032 (a)	355	366
WESCO Distribution, Inc. 6.375% 3/15/2033 (a)	265	272
WESCO Distribution, Inc. 5.50% 4/15/2034 (a)	710	704

		56,359

Real estate 5.70%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (a)	637	615
FibraSOMA 7.125% 5/28/2036 (a)	245	244
Forestar Group, Inc. 5.00% 3/1/2028 (a)	77	77
Forestar Group, Inc. 6.50% 3/15/2033 (a)	1,580	1,606
Howard Hughes Corp. (The) 4.125% 2/1/2029 (a)	1,013	979
Howard Hughes Corp. (The) 4.375% 2/1/2031 (a)	3,403	3,220
Howard Hughes Corp. (The) 5.875% 3/1/2032 (a)	1,265	1,255
Howard Hughes Corp. (The) 6.125% 3/1/2034 (a)	1,065	1,053
Hudson Pacific Properties, LP 3.25% 1/15/2030	455	398
Iron Mountain, Inc. 5.00% 7/15/2028 (a)	307	306
Iron Mountain, Inc. 7.00% 2/15/2029 (a)	175	178
Iron Mountain, Inc. 5.25% 7/15/2030 (a)	2,995	2,952
Iron Mountain, Inc. 4.50% 2/15/2031 (a)	1,425	1,364

American Funds Insurance Series  256

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Real estate (continued)
Iron Mountain, Inc. 5.625% 7/15/2032 (a)	USD185	$183
Iron Mountain, Inc. 6.25% 1/15/2035 (a)	1,170	1,176
Kennedy-Wilson, Inc. 7.00% 6/1/2031 (a)	2,405	2,460
Kennedy-Wilson, Inc. 7.25% 6/1/2033 (a)	2,380	2,432
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (a)	470	460
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	33	33
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (a)	180	187
MPT Operating Partnership, LP 5.00% 10/15/2027	6,648	6,453
MPT Operating Partnership, LP 4.625% 8/1/2029	1,290	1,038
MPT Operating Partnership, LP 3.50% 3/15/2031	1,072	738
MPT Operating Partnership, LP 8.50% 2/15/2032 (a)	4,445	4,554
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (a)	1,045	1,023
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (a)	615	630
Pebblebrook Hotel, LP 6.375% 10/15/2029 (a)	545	555
RLJ Lodging Trust, LP 3.75% 7/1/2026 (a)	35	35
RLJ Lodging Trust, LP 4.00% 9/15/2029 (a)	380	362
SBA Communications Corp. 3.125% 2/1/2029	111	106
Service Properties Trust 0% 9/30/2027 (a)	1,175	1,091
Service Properties Trust 3.95% 1/15/2028	2,527	2,464
Service Properties Trust 4.95% 10/1/2029	2,668	2,515
Service Properties Trust 4.375% 2/15/2030	2,331	2,115
Service Properties Trust 8.625% 11/15/2031 (a)	4,850	5,111
Service Properties Trust 8.875% 6/15/2032	985	1,015

		50,983

Consumer staples 3.93%
Albertsons Cos., Inc. 3.50% 3/15/2029 (a)	1,428	1,357
Albertsons Cos., Inc. 4.875% 2/15/2030 (a)	1,755	1,699
Albertsons Cos., Inc. 5.50% 3/31/2031 (a)	695	680
Albertsons Cos., Inc. 5.625% 3/31/2032 (a)	990	958
Albertsons Cos., Inc. 5.75% 3/31/2034 (a)	2,090	1,993
B&G Foods, Inc. 5.25% 9/15/2027	1,748	1,756
B&G Foods, Inc. 8.00% 9/15/2028 (a)	4,106	4,115
B&G Foods, Inc. 11.00% 6/15/2031 (a)	2,060	1,903
Central Garden & Pet Co. 4.125% 4/30/2031 (a)	1,785	1,686
Coty, Inc. 4.75% 1/15/2029 (a)	985	958
Coty, Inc. 6.625% 7/15/2030 (a)	641	642
Coty, Inc. 5.60% 1/15/2031 (a)	517	503
Darling Ingredients, Inc. 6.00% 6/15/2030 (a)	405	408
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (a)	990	999
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (a)	580	570
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (a)	2,010	2,050
Ingles Markets, Inc. 4.00% 6/15/2031 (a)	590	557
KeHE Distributors, LLC 7.125% 4/30/2033 (a)	685	698
Lamb Weston Holdings, Inc. 4.875% 5/15/2028 (a)	60	60
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (a)	950	911
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (a)	710	668
Opal Bidco SAS 6.50% 3/31/2032 (a)	380	388
Performance Food Group, Inc. 5.625% 3/1/2034 (a)	795	781
Post Holdings, Inc. 4.625% 4/15/2030 (a)	1,895	1,832
Post Holdings, Inc. 4.50% 9/15/2031 (a)	950	892
Post Holdings, Inc. 6.25% 2/15/2032 (a)	765	777
Post Holdings, Inc. 6.375% 3/1/2033 (a)	345	342
Post Holdings, Inc. 6.25% 10/15/2034 (a)	750	737
Post Holdings, Inc. 6.50% 3/15/2036 (a)	920	910
Prestige Brands, Inc. 5.125% 1/15/2028 (a)	283	284
Prestige Brands, Inc. 3.75% 4/1/2031 (a)	1,060	975
Prestige Brands, Inc. 6.25% 7/15/2034 (a)	610	610

257 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Corporate bonds and notes (continued)

Consumer staples (continued)
United Natural Foods, Inc. 6.75% 10/15/2028 (a)	USD617	$617
US Foods, Inc. 4.625% 6/1/2030 (a)	425	415
US Foods, Inc. 5.75% 4/15/2033 (a)	390	391

		35,122

Utilities 1.85%
AES Corp. 5.20% 7/15/2029	600	604
AES Corp. 3.95% 7/15/2030 (a)	500	479
AES Corp. 5.75% 7/15/2033	610	614
CMS Energy Corp., junior subordinated, 6.50% 6/1/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.961% on 6/1/2035) (f)	390	400
COX Asset Mexico, SA de CV, 7.125% 1/8/2032 (a)	412	418
Dominion Energy, Inc., junior subordinated, 6.15% 12/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.869% on 12/15/2031) (f)	460	461
Edison International 4.80% 3/15/2031	125	122
Exelon Corp., junior subordinated, 6.50% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.975% on 3/15/2035) (f)	290	298
FirstEnergy Corp. 2.25% 9/1/2030	680	613
Generadora de Gatun SA 6.874% 9/30/2044 (a)	200	207
Long Ridge Energy, LLC 8.75% 2/15/2032 (a)	845	892
NRG Energy, Inc. 5.875% 5/15/2034 (a)	630	627
NRG Energy, Inc. 6.125% 5/15/2036 (a)	380	380
Pacific Gas and Electric Co. 5.05% 10/15/2032	196	195
Pacific Gas and Electric Co. 5.70% 3/1/2035	60	61
Pacific Gas and Electric Co. 6.00% 8/15/2035	85	88
Pacific Gas and Electric Co. 5.20% 5/1/2036	428	416
Pacific Gas and Electric Co. 3.30% 8/1/2040	235	176
Pacific Gas and Electric Co. 4.95% 7/1/2050	550	459
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,400	935
Pacific Gas and Electric Co. 6.10% 10/15/2055	165	160
PG&E Corp. 5.00% 7/1/2028	325	323
PG&E Corp. 5.25% 7/1/2030	1,215	1,197
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (f)	1,705	1,738
Talen Energy Supply, LLC 6.125% 5/1/2031 (g)	1,455	1,456
Talen Energy Supply, LLC 6.375% 5/1/2033 (g)	2,695	2,693
Vistra Operations Co., LLC 4.375% 5/1/2029 (a)	145	142
Vistra Operations Co., LLC 5.00% 4/30/2031 (a)	60	60
XPLR Infrastructure Operating Partners, LP 8.375% 1/15/2031 (a)	330	352

		16,566

Municipals 0.05%
A&K Travel Group Holdings, Ltd. 7.50% 5/15/2033 (a)	420	424

Total corporate bonds and notes		745,314

Loans 3.93%

Information technology 0.76%
Coreweave Financing DDTL V, LLC, Delayed Draw Term Loan, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.12% 11/15/2031 (h)(i)	183	187
Finastra USA, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.746% 9/15/2032 (h)(i)	1,736	1,604
Finastra USA, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 7.00%) 10.751% 9/15/2033 (h)(i)	65	57
Kaseya, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.00%) 8.663% 3/21/2033 (h)(i)	725	445

American Funds Insurance Series 258

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Loans (continued)

Information technology (continued)
Polaris Newco, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.262%) 7.925% 6/2/2028 (h)(i)	USD2,069	$1,804
Viasat, Inc., Term Loan, First Lien, (3-month USD CME Term SOFR + 4.614%) 8.258% 3/2/2029 (h)(i)	1,723	1,734
Viasat, Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 4.614%) 8.258% 5/30/2030 (h)(i)	949	955

		6,786

Industrials 0.65%
CoreLogic, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 6.614%) 10.258% 6/4/2029 (h)(i)	255	252
Peraton Corp., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.513% 2/1/2028 (h)(i)	5,962	5,401
QXO Building Products, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.00%) 5.62% 4/30/2032 (h)(i)	155	155

		5,808

Financials 0.52%
Alera Group Intermediate Holdings, Inc., Term Loan, Second Lien, (3-month USD CME Term SOFR + 5.50%) 9.144% 5/30/2033 (h)(i)	1,050	1,003
CRC Insurance Group, LLC, Term Loan, Second Lien, (3-month USD CME Term SOFR + 4.75%) 8.482% 5/6/2032 (h)(i)	2,276	2,230
Denali Intermediate Holdings, Inc., Revolver, First Lien, (3-month CME Term SOFR + 5.50%) 9.121% 8/26/2032 (h)(i)	19	18
Denali Intermediate Holdings, Inc., Term Loan, First Lien, (1-month CME Term SOFR + 5.50%) 9.153% 8/26/2032 (h)(i)	778	725
HUB International, Ltd., Term Loan, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.922% 6/20/2030 (h)(i)	119	119
Osaic Holdings, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 2.50%) 6.232% 7/30/2032 (h)(i)	579	572

		4,667

Consumer staples 0.49%
B&G Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.50%) 7.144% 10/10/2029 (h)(i)	160	158
Fiesta Purchaser, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.75%) 6.394% 2/12/2031 (h)(i)	256	251
TreeHouse Foods, Inc., Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.894% 2/11/2033 (h)(i)	1,490	1,497
United Natural Foods, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.644% 5/1/2031 (h)(i)	2,430	2,454

		4,360

Communication services 0.45%
Connect Finco SARL, Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.50%) 8.144% 9/27/2029 (h)(i)	1,184	1,188
Connect Holding II, LLC, Delayed Draw Term Loan B, First Lien, (1-month USD CME Term SOFR + 4.25%) 7.903% 4/3/2031 (h)(i)	680	640
Diamond Sports Net, LLC, Term Loan, First Lien, 12.00% Cash 1/2/2028 (c)(h)	27	5
Gray Television, Inc., Term Loan D, First Lien, (3-month USD CME Term SOFR + 3.114%) 6.735% 12/1/2028 (h)(i)	2	2
Ligado Networks, LLC, DIP Term Loan, First Lien, 17.50% PIK 12/31/2027 (c)(d)(h)	797	797
Peraton Corp., Term Loan B1, Second Lien, (3-month USD CME Term SOFR + 7.85%) 11.516% 2/1/2029 (h)(i)	280	192
Versant Media Group, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.50%) 7.232% 1/30/2031 (h)(i)	1,220	1,225

		4,049

259 American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)

Loans (continued)

Consumer discretionary 0.42%
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 5.614%) 9.254% 3/11/2030 (d)(h)(i)	USD461		$461
Aimbridge Acquisition Co., Inc., Term Loan, First Lien, (1-month USD CME Term SOFR + 7.614%) 11.217% Cash 3/11/2030 (c)(d)(h)(i)	443		443
Belron Finance 2019, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.00%) 5.657% 10/16/2031 (h)(i)	485		485
First Student Bidco, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 2.25%) 5.982% 8/15/2030 (h)(i)	308		309
Hertz Corp. (The), Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.762%) 7.425% 6/30/2028 (h)(i)	–	(e)	–	(e)
Scientific Games Holdings, LP, Term Loan, First Lien, (3-month USD CME Term SOFR + 3.00%) 6.674% 4/4/2029 (h)(i)	1,333		1,316
Voyager Parent, LLC, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.25%) 7.982% 7/1/2032 (h)(i)	735		736

			3,750

Health care 0.39%
Accendra Health, Inc., Term Loan B1, First Lien, (3-month USD CME Term SOFR + 3.85%) 7.494% 3/29/2029 (h)(i)	1,109		1,051
Bausch + Lomb Corp., Term Loan B, First Lien, (1-month USD CME Term SOFR + 3.75%) 7.394% 1/15/2031 (h)(i)	354		356
BioMarin Pharmaceutical, Inc., Term Loan B, First Lien, (6-month USD CME Term SOFR + 1.75%) 5.428% 4/27/2033 (h)(i)	460		461
Endo Finance Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 3.75%) 7.394% 4/23/2031 (h)(i)	1,446		1,449
Team Health Holdings, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.00%) 7.663% 6/30/2028 (h)(i)	213		213

			3,530

Materials 0.16%
Consolidated Energy Finance SA, Term Loan B, First Lien, (3-month USD CME Term SOFR + 4.75%) 8.413% 11/15/2030 (h)(i)	688		669
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	452		389
Venator Material, LLC, Term Loan B, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 7/16/2026 (c)(d)(h)(i)	457		394
Venator Material, LLC, Term Loan, First Lien, (USD-Prime + 4.00%) 8.00% PIK and 9.75% Cash 10/12/2028 (b)(c)(d)(h)(i)	968		–	(e)

			1,452

Utilities 0.05%
MI Windows and Doors, LLC, Term Loan B3, First Lien, (3-month USD CME Term SOFR + 2.75%) 6.394% 3/28/2031 (h)(i)	227		225
Talen Energy Supply, LLC, Term Loan B, First Lien, (1-month USD CME Term SOFR + 2.50%) 5.387% 11/25/2032 (h)(i)	232		231

			456

Energy 0.02%
New Fortress Energy, Inc., Term Loan B, First Lien, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (b)(h)(i)	266		159

Real estate 0.02%
MPT Operating Partnership, LP, Term Loan A, First Lien, (1-month USD CME Term SOFR + 2.35%) 6.387% 6/30/2027 (h)(i)	160		152

Total loans			35,169

American Funds Insurance Series 260

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations 0.05%

Collateralized mortgage-backed obligations 0.05%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (a)(b)(d)	USD480	$456

Municipals 0.02%

Puerto Rico 0.02%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (i)	198	143

Total municipals		143

Total bonds, notes & other debt instruments (cost: $798,191,000)		781,082

Convertible bonds & notes 0.13%

Communication services 0.13%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (c)	379	1,183

Total convertible bonds & notes (cost: $403,000)		1,183

Common stocks 5.03%	Shares

Information technology 1.75%
Diebold Nixdorf, Inc. (j)	183,613	15,611

Health care 1.67%
Rotech Healthcare, Inc. (d)(g)(j)	167,613	11,817
Keenova Therapeutics PLC (j)	28,965	2,848
Par Health, Inc. (a)(j)	28,965	200
Endo, LP, Class A1 (a)(j)	158,799	114

		14,979

Energy 0.63%
Ascent CNR Corp., Class A (d)(g)	62,978	2,781
Constellation Oil Services Holding SA (NDR)	136,085	1,801
Weatherford International	8,019	653
Altera Infrastructure, LP (d)(j)	7,578	328
Expand Energy Corp.	416	38
Mesquite Energy, Inc. (d)(j)	17,787	–	(e)

		5,601

Utilities 0.62%
Talen Energy Corp. (j)	14,458	5,555

Consumer discretionary 0.35%
Aimbridge Topco, LLC (d)(j)	46,955	3,158

Communication services 0.01%
iHeartMedia, Inc., Class A (j)	18,621	80

Materials 0.00%
Venator Materials PLC (d)(j)	3,232	–	(e)

Total common stocks (cost: $25,258,000)		44,984

261 American Funds Insurance Series

American High-Income Trust (continued)

Rights & warrants 0.01%	Shares	Value (000)

Communication services 0.01%
SES SA (CVR), rights, expire 1/17/2033 (j)	6,792	$102

Total rights & warrants (cost: $80,000)		102

Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)(l)	552,741	55,268

Total short-term securities (cost: $55,267,000)		55,268

Total investment securities 98.68% (cost: $879,199,000)		882,619
Other assets less liabilities 1.32%		11,817

Net assets 100.00%		$894,436

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
2 Year U.S. Treasury Note Futures	Long	55	10/5/2026	USD11,337	$(9)
5 Year U.S. Treasury Note Futures	Long	77	10/5/2026	8,243	25
10 Year Ultra U.S. Treasury Note Futures	Short	4	9/30/2026	(450)	(6)
10 Year U.S. Treasury Note Futures	Short	11	9/30/2026	(1,209)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	9/30/2026	(116)	(3)

					$2

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD29,964	$(2,416)	$(1,647)	$(769)

Investments in affiliates (l)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend or interest income (000)

Short-term securities 6.18%
Money market investments 6.18%
Capital Group Central Cash Fund 3.70% (k)	$35,092	$145,479	$125,294	$(3)	$(6)	$55,268	$792

American Funds Insurance Series 262

American High-Income Trust (continued)

Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Rotech Healthcare, Inc. (d)(j)	8/22/2014	$3,474	$11,817	1.32%

Talen Energy Supply, LLC 6.375% 5/1/2033	4/17/2026-6/2/2026	2,694	2,693	0.30

Talen Energy Supply, LLC 6.125% 5/1/2031	4/17/2026-4/20/2026	1,459	1,456	0.16

Ascent CNR Corp., Class A (d)	11/15/2016	302	2,781	0.31

Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (c)	9/29/2025-3/23/2026	1,230	1,377	0.16

Total		$9,159	$20,124	2.25%

(a)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $581,063,000, which represented 64.96% of the net assets of the fund.

(b)	Scheduled interest and/or principal payment was not received.
(c)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(d)	Value determined using significant unobservable inputs.
(e)	Amount less than one thousand.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(i)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Non-income producing.
(k)	Rate represents the seven-day yield at 6/30/2026.
(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

GO = General Obligation

NDR = Norwegian Depositary Receipts

PIK = Payment In Kind

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

263 American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 76.31%	Principal amount (000)		Value (000)

Mortgage-backed obligations 65.82%

Federal agency mortgage-backed obligations 64.36%
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	USD–	(b)	$–	(b)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	1		1
Fannie Mae Pool #256583 5.00% 12/1/2036 (a)	26		25
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	82		77
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	3		3
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	1		1
Fannie Mae Pool #MA4232 2.00% 1/1/2041 (a)	115		100
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	195		164
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	260		219
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	7		7
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	14		12
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	63		56
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	133		119
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	78		69
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	4		4
Fannie Mae Pool #AE1274 5.00% 10/1/2041 (a)	4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	152		135
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	1		1
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	191		170
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	2		2
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	14		15
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	23		19
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	23		22
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	13		12
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	18		17
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	3		3
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (a)	381		319
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (a)	86		72
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	16		13
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	658		528
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	4		3
Fannie Mae Pool #BN7466 2.00% 10/1/2050 (a)	91		74
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (a)	58		49
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (a)	33		27
Fannie Mae Pool #BQ5687 2.50% 11/1/2050 (a)	446		374
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	117		95
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	10		8
Fannie Mae Pool #FM5940 2.00% 2/1/2051 (a)	1,393		1,131
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	317		258
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	154		123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	158		141
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (a)	253		212
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	21		18
Fannie Mae Pool #FM8038 3.00% 7/1/2051 (a)	28		25
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	338		287
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	21		18
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	351		301
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	165		142
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	29		26
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	181		156
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	72		64

American Funds Insurance Series 264

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	USD209	$185
Fannie Mae Pool #BV9613 3.00% 4/1/2052 (a)	39	34
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (a)	855	747
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	659	528
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	831	695
Fannie Mae Pool #CB4360 3.00% 8/1/2052 (a)	30	26
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (a)	153	139
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	180	179
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	32	32
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	29	30
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	52	53
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	80	83
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	60	62
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	174	183
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	50	52
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	43	43
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	40	41
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	191	196
Fannie Mae Pool #MA5062 3.00% 6/1/2053 (a)	394	344
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	253	260
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	166	168
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	291	299
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	390	393
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (a)	48	49
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	31	32
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	8	8
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	210	219
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	64	64
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	18	18
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	289	299
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	134	140
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	717	722
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	124	125
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	111	112
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	25	26
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (a)	89	91
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	12	13
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	191	199
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	176	180
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	37	38
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	31	32
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	17	17
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	206	215
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	403	415
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	113	115
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	101	104
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	76	77
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	49	51
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	29	30
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	14	14
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	5	5
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	515	539
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	324	338
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	98	103
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	88	91
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	51	53
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	148	151
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	144	148
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	81	83
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	45	46

265 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	USD39		$40
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	24		25
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	21		22
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	19		19
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	17		18
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	14		15
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	8		8
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	111		116
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	82		85
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	450		457
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (a)	230		233
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	166		167
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	371		382
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	141		144
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	2		2
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	1		1
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (a)	87		87
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	302		309
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	22		23
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	48		48
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	44		44
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	36		38
Fannie Mae Pool #DC7042 4.50% 12/1/2054 (a)	168		162
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	430		440
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	464		466
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	82		84
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	1		2
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	1		1
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (a)	46		42
Fannie Mae Pool #DD9889 6.00% 7/1/2055 (a)	265		271
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	10		10
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	18		18
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (a)	86		91
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	103		93
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	114		102
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	40		34
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	39		37
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	639		574
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	70		70
Freddie Mac Pool #ZS8950 5.00% 10/1/2029 (a)	–	(b)	–	(b)
Freddie Mac Pool #A18781 5.00% 3/1/2034 (a)	394		393
Freddie Mac Pool #SB0649 2.50% 4/1/2037 (a)	124		116
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	34		32
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	1,339		1,127
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	247		220
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	70		61
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	1		1
Freddie Mac Pool #760014 4.634% 8/1/2045 (a)(d)	222		221
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	14		13
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	20		19
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	10		10
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	8		8
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	6		6
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	19		18
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	38		38
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	18		17
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	12		12
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	32		31
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	13		12
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	117		104

American Funds Insurance Series  266

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	USD3	$3
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (a)	641	515
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	154	125
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (a)	165	140
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (a)	89	71
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	274	223
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	2	1
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	3	2
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (a)	1,049	847
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	260	211
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	194	171
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	61	49
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	50	43
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	657	551
Freddie Mac Pool #RA6598 3.50% 1/1/2052 (a)	116	106
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (a)	16	13
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	575	526
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	6	6
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	604	484
Freddie Mac Pool #QD9585 3.50% 4/1/2052 (a)	52	47
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	721	630
Freddie Mac Pool #QE4001 3.00% 5/1/2052 (a)	41	36
Freddie Mac Pool #QE2358 3.50% 5/1/2052 (a)	278	253
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (a)	265	222
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	617	539
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	81	68
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	853	744
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	24	19
Freddie Mac Pool #SL0761 3.50% 9/1/2052 (a)	268	245
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (a)	226	205
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	84	83
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	188	190
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	89	90
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	285	278
Freddie Mac Pool #SD8280 6.50% 11/1/2052 (a)	570	593
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	28	24
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	68	67
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	72	72
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	40	41
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	228	230
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	47	49
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	43	44
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	29	30
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	26	27
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	673	680
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	42	43
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	30	31
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (a)	1,592	1,635
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	722	742
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	95	99
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	304	311
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	253	261
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	51	52
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (a)	356	359
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (a)	1,229	1,266
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (a)	1,027	1,055
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	5	5
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	34	35
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	8	8

267 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	USD42	$43
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	52	52
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	10	11
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (a)	92	95
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	15	16
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	38	40
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (a)	57	57
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	22	23
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	6	6
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	314	327
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (a)	45	47
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	502	524
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	154	160
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	38	39
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	13	14
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	173	178
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	166	171
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	149	155
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	47	49
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	46	47
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	25	25
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	125	130
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	61	63
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	254	258
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	190	194
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	110	113
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	103	105
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	30	31
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	1	1
Freddie Mac Pool #SD6323 6.50% 8/1/2054 (a)	1,033	1,072
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	187	194
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	75	78
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	67	69
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	38	39
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	28	29
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	19	20
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	166	167
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	102	105
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	51	53
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	50	52
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	49	50
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	27	28
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	11	11
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	65	68
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	28	29
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	12	12
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	7	7
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	386	389
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	470	466
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (a)	300	301
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	6	6
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (a)	215	196
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	19	20
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	155	164
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	63	61
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	573	587
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	55	56
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	235	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	122	120
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (a)	382	391

American Funds Insurance Series  268

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	USD67	$69
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	11	11
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	10	11
Freddie Mac Pool #QY6303 6.00% 6/1/2055 (a)	1,680	1,720
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,113	1,144
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	158	165
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	94	98
Freddie Mac Pool #RQ0057 6.00% 10/1/2055 (a)	473	484
Freddie Mac Pool #RQ0094 5.00% 2/1/2056 (a)	764	751
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	300	299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	71	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	75	67
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	137	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	94	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	19	17
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	70	68
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	24	21
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	14	13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	593	520
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	165	162
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	9	9
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	280	255
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-3, Class AC, 2.00% 11/25/2030 (a)	268	243
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	267	244
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AD, 2.00% 7/25/2031 (a)	229	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	219	211
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034 (a)	480	463
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	57	61
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041 (a)	148	148
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041 (a)	10	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	75	76
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042 (a)	73	65
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042 (a)	173	157
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043 (a)	37	33
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044 (a)	364	346
Government National Mortgage Assn. Pool #MA6930 2.00% 10/20/2050 (a)	87	71
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	76	63
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	31	27
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	316	259
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (a)	857	704
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	190	156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	291	247
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	69	59
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	456	386
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (a)	21	17
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (a)	280	239
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	61	52
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	146	125
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	120	102
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	38	33
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	197	169
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	53	47
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	4	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	137	130
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (a)	12	12
Government National Mortgage Assn. Pool #MA9844 2.00% 7/20/2054 (a)	93	76
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	75	70
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	163	164

269 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	USD32	$32
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (a)	10	10
Government National Mortgage Assn. Pool #AN1825 4.624% 6/20/2065 (a)	10	10
Government National Mortgage Assn. Pool #AO0461 4.618% 8/20/2065 (a)	3	3
Government National Mortgage Assn. Pool #AO0409 4.595% 12/20/2065 (a)	4	4
Government National Mortgage Assn. Pool #AO0385 4.416% 1/20/2066 (a)	24	23
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	195	147
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (a)(e)	125	121
Uniform Mortgage-Backed Security 2.00% 7/1/2056 (a)(e)	394	315
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (a)(e)	2,810	2,348
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (a)(e)	1,836	1,717
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (a)(e)	304	291
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (a)(e)	60	59
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (a)(e)	2,335	2,416
Uniform Mortgage-Backed Security 4.50% 8/1/2056 (a)(e)	586	561
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (a)(e)	106	104
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (a)(e)	30	30
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (a)(e)	2,019	2,058

		68,215

Commercial mortgage-backed securities 0.99%
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.116% 4/15/2037 (a)(c)(d)	47	47
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.225% 7/15/2042 (a)(c)(d)	200	201
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	379	384
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.825% 2/15/2043 (a)(c)(d)	141	141
FS Commercial Mortgage Trust, Series 2026-PALM, Class A, (1-month USD CME Term SOFR + 1.40%) 5.05% 7/15/2041 (a)(c)(d)	100	100
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.625% 1/15/2039 (a)(c)(d)	179	179

		1,052

Collateralized mortgage-backed obligations (privately originated) 0.47%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	121	114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	47	43
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	167	160
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	103	104
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	75	76

		497

Total mortgage-backed obligations		69,764

U.S. Treasury bonds & notes 8.71%
U.S. Treasury 8.71%
U.S. Treasury 4.375% 7/31/2026	535	535
U.S. Treasury 3.50% 10/31/2027	1,130	1,120
U.S. Treasury 4.25% 2/15/2028	460	461
U.S. Treasury 3.875% 3/15/2028	550	547
U.S. Treasury 4.125% 7/31/2028	450	450
U.S. Treasury 4.50% 5/31/2029 (f)	1,025	1,034
U.S. Treasury 4.00% 3/31/2030	100	99
U.S. Treasury 3.50% 2/28/2031	605	587
U.S. Treasury 4.00% 6/30/2032	300	296
U.S. Treasury 3.875% 12/31/2032	510	498
U.S. Treasury 1.875% 2/15/2041	240	167
U.S. Treasury 3.25% 5/15/2042	106	87

American Funds Insurance Series 270

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 4.75% 2/15/2045	USD190	$186
U.S. Treasury 1.875% 11/15/2051	65	36
U.S. Treasury 4.625% 2/15/2055	345	328
U.S. Treasury 4.75% 8/15/2055	345	335
U.S. Treasury 4.625% 11/15/2055	600	571
U.S. Treasury 4.75% 2/15/2056	1,775	1,724
U.S. Treasury 5.00% 5/15/2056	165	167

Total U.S. Treasury bonds & notes		9,228

Asset-backed obligations 1.78%

Auto loan 0.82%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)	91	91
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)	36	36
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)	31	31
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	3	3
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)	54	54
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)	257	261
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (a)(c)	100	101
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (a)(c)	292	294

		871

Collateralized loan obligations 0.57%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.693% 4/15/2035 (a)(c)(d)	250	250
Bain Capital Credit CLO, Ltd., Series 2019-1A, Class AR3, (3-month USD CME Term SOFR + 098%) 4.655% 4/19/2034 (a)(c)(d)	100	100
Ballyrock CLO 20, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.723% 10/15/2036 (a)(c)(d)	250	250

		600

Other asset-backed securities 0.27%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	123	122
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	88	73
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	100	83
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	12	12

		290

Student loan 0.12%
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)	71	68
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.494% 4/20/2062 (a)(c)(d)	60	59

		127

Total asset-backed obligations		1,888

Total bonds, notes & other debt instruments (cost: $81,532,000)		80,880

Short-term securities 31.58%	Weighted average yield at acquisition

Commercial paper 12.05%
Apple, Inc. 7/27/2026 (c)	3.630%	2,000	1,995
Cisco Systems, Inc. 9/1/2026 (c)	3.700	500	497
Eli Lilly and Co. 8/5/2026 (c)	3.760	1,600	1,594

271 American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper (continued)
LMA-Americas, LLC 7/1/2026 (c)	3.630%	USD1,000	$1,000
Paccar Financial Corp. 7/1/2026	3.700	1,000	1,000
Paccar Financial Corp. 7/10/2026	3.690	1,300	1,299
PepsiCo, Inc. 7/8/2026 (c)	3.620	1,200	1,199
Prudential Funding, LLC 7/13/2026	3.670	2,000	1,997
Wal-Mart Stores, Inc. 7/15/2026 (c)	3.690	1,200	1,198
Wal-Mart Stores, Inc. 7/20/2026 (c)	3.660	1,000	998

			12,777

Federal agency bills & notes 19.53%
Federal Farm Credit Banks 7/27/2026	3.620	1,100	1,097
Federal Farm Credit Banks 8/21/2026	3.630	2,300	2,288
Federal Farm Credit Banks 8/24/2026	3.640	1,400	1,392
Federal Home Loan Bank 7/7/2026	3.620	1,200	1,199
Federal Home Loan Bank 7/10/2026	3.600	2,000	1,998
Federal Home Loan Bank 7/15/2026	3.605	1,500	1,498
Federal Home Loan Bank 7/17/2026	3.620	1,300	1,298
Federal Home Loan Bank 8/3/2026	3.605	2,400	2,392
Federal Home Loan Bank 8/4/2026	3.610	900	897
Federal Home Loan Bank 8/28/2026	3.635	2,100	2,088
Federal Home Loan Bank 9/9/2026	3.628	2,600	2,582
Federal Home Loan Bank 11/12/2026	3.630	2,000	1,972

Total short-term securities (cost: $33,481,000)			33,478

Total investment securities 107.89% (cost: $115,013,000)			114,358

Other assets less liabilities (7.89)%			(8,366)

Net assets 100.00%			$105,992

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
3 Month SOFR Futures	Long	123	3/17/2027	USD29,508	$ (86)
2 Year U.S. Treasury Note Futures	Long	215	10/5/2026	44,319	(32)
5 Year U.S. Treasury Note Futures	Long	154	10/5/2026	16,485	50
10 Year Ultra U.S. Treasury Note Futures	Long	43	9/30/2026	4,836	61
10 Year U.S. Treasury Note Futures	Long	33	9/30/2026	3,626	15
20 Year U.S. Treasury Bond Futures	Long	8	9/30/2026	908	24
30 Year Ultra U.S. Treasury Bond Futures	Long	31	9/30/2026	3,601	123

					$155

American Funds Insurance Series 272

American Funds Mortgage Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay			Notional	Value at	premium paid	appreciation (depreciation)
	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	3.7315%	Annual	3/25/2033	USD627	$7	$–	$7

SOFR	Annual	3.739%	Annual	3/25/2033	USD602	6	–	6

SOFR	Annual	3.7655%	Annual	3/26/2033	USD754	7	–	7

SOFR	Annual	3.788%	Annual	3/26/2033	USD454	3	–	3

SOFR	Annual	3.793%	Annual	3/26/2033	USD226	2	–	2

SOFR	Annual	3.8105%	Annual	3/30/2033	USD314	2	–	2

SOFR	Annual	3.8175%	Annual	3/31/2033	USD303	2	–	2
SOFR	Annual	3.703%	Annual	4/14/2033	USD670	8	–	8

SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	11	–	11
SOFR	Annual	3.41%	Annual	7/28/2045	USD982	103	–	103

						$151	$–	$151

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(b)	Amount less than one thousand.

(c)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,852,000, which represented 11.18% of the net assets of the fund.

(d)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.

(f)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $238,000, which represented 0.22% of the net assets of the fund.

Key to abbreviation(s)

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

273 American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio June 30, 2026	unaudited

Short-term securities 100.57%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 71.30%
ANZ (Delaware), Inc. 11/24/2026 (a)	1.367%	USD10,000	$9,840
Apple, Inc. 7/9/2026 (a)	0.342	10,000	9,991
Bank of Montreal 7/23/2026 (a)	0.237	8,000	7,981
Cabot Trail Funding, LLC. 7/1/2026 (a)	0.943	9,000	8,999
CAFCO, LLC 7/17/2026 (a)	1.380	9,225	9,209
Cisco Systems, Inc. 7/15/2026 (a)	0.974	9,500	9,486
DBS Bank, Ltd. 9/4/2026 (a)	0.840	7,000	6,951
Eli Lilly and Co. 8/5/2026 (a)	0.400	8,900	8,867
Exxon Asset Management Co. 7/7/2026	0.119	6,300	6,295
Henkel of America, Inc. 8/6/2026 (a)	1.204	11,000	10,959
L’Oreal USA, Inc. 7/21/2026 (a)	0.603	10,000	9,979
LVMH Moet Hennessy Louis Vuitton, Inc. 9/23/2026 (a)	0.809	4,500	4,460
National Bank of Canada 7/6/2026 (a)	0.430	10,000	9,994
Nestle Finance International, Ltd. 8/20/2026 (a)	0.585	10,000	9,947
Old Line Funding, LLC 7/7/2026 (a)	0.288	10,000	9,993
OMERS Finance Trust 7/6/2026	0.327	10,000	9,994
Paccar Financial Corp. 7/1/2026	0.311	9,900	9,899
Prudential Funding, LLC 7/13/2026	0.314	10,000	9,987
Roche Holdings, Inc. 7/16/2026 (a)	0.313	10,000	9,984
Sanofi 7/8/2026 (a)	1.129	10,000	9,992
Toyota Motor Credit Corp. 7/10/2026	1.224	10,000	9,990
Victory Receivables Corp. 7/24/2026 (a)	0.806	10,000	9,975
Wal-Mart Stores, Inc. 7/20/2026 (a)	0.372	9,000	8,981

			211,753

Federal agency bills & notes 17.78%
Federal Farm Credit Banks 7/20/2026	0.595	3,650	3,643
Federal Farm Credit Banks 7/27/2026	0.247	3,600	3,590
Federal Farm Credit Banks 8/24/2026	0.777	9,600	9,547
Federal Home Loan Bank 7/22/2026	1.122	4,400	4,391
Federal Home Loan Bank 8/7/2026	0.815	1,500	1,495
Federal Home Loan Bank 8/26/2026	0.774	10,000	9,943

Federal Home Loan Bank 9/4/2026	0.768	8,950	8,891
Federal Home Loan Bank 9/9/2026	0.760	6,400	6,354
Freddie Mac 8/31/2026	0.639	5,000	4,969

			52,823

Bonds & notes of governments & government agencies outside the U.S. 6.22%
Hydro-Quebec 7/15/2026 (a)	0.211	8,000	7,988
Ontario (Province of) 7/14/2026	0.269	10,500	10,485

			18,473

U.S. Treasury bills 5.27%
U.S. Treasury 8/4/2026	1.102	5,750	5,731
U.S. Treasury 9/17/2026	0.758	10,000	9,921

			15,652

Total short-term securities (cost: $298,723,000)			298,701

Total investment securities 100.57% (cost: $298,723,000)			298,701
Other assets less liabilities (0.57)%			(1,706)

Net assets 100.00%			$296,995

American Funds Insurance Series 274

Ultra-Short Bond Fund (continued)

(a)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $173,576,000, which represented 58.44% of the net assets of the fund.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

275 American Funds Insurance Series

U.S. Government Securities Fund

Investment portfolio June 30, 2026	unaudited

Bonds, notes & other debt instruments 83.65%	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 48.01%

U.S. Treasury 42.36%
U.S. Treasury 4.50% 7/15/2026	USD10,366	$10,369
U.S. Treasury 4.375% 7/31/2026	25,795	25,809
U.S. Treasury 4.625% 9/15/2026	10,209	10,228
U.S. Treasury 3.50% 9/30/2026	11,100	11,091
U.S. Treasury 3.875% 3/31/2027	23,000	22,978
U.S. Treasury 4.50% 4/15/2027	30,000	30,113
U.S. Treasury 0.50% 4/30/2027	1,250	1,214
U.S. Treasury 2.625% 5/31/2027	2,290	2,260
U.S. Treasury 3.75% 6/30/2027	33,220	33,104
U.S. Treasury 3.875% 7/31/2027	10,000	9,972
U.S. Treasury 3.75% 8/15/2027	5,043	5,021
U.S. Treasury 3.625% 8/31/2027	2,945	2,928
U.S. Treasury 3.375% 11/30/2027	600	594
U.S. Treasury 3.375% 12/31/2027	10,000	9,886
U.S. Treasury 4.25% 2/15/2028 (a)	48,655	48,714
U.S. Treasury 3.625% 5/31/2028	14,850	14,705
U.S. Treasury 1.25% 6/30/2028	3,325	3,141
U.S. Treasury 4.00% 6/30/2028	6,907	6,886
U.S. Treasury 4.125% 6/30/2028	9,870	9,865
U.S. Treasury 1.00% 7/31/2028	970	910
U.S. Treasury 4.125% 7/31/2028	17,685	17,673
U.S. Treasury 3.50% 11/15/2028	410	404
U.S. Treasury 2.625% 2/15/2029	3,270	3,146
U.S. Treasury 4.25% 2/28/2029	11,435	11,460
U.S. Treasury 4.50% 5/31/2029	825	833
U.S. Treasury 2.625% 7/31/2029	9,309	8,898
U.S. Treasury 4.00% 7/31/2029	15,070	15,001
U.S. Treasury 3.625% 8/31/2029	11,435	11,254
U.S. Treasury 4.125% 10/31/2029	4,800	4,793
U.S. Treasury 4.125% 11/30/2029	10,200	10,185
U.S. Treasury 4.375% 12/31/2029	23,475	23,627
U.S. Treasury 4.00% 2/28/2030	11,270	11,204
U.S. Treasury 4.00% 3/31/2030	15,000	14,906
U.S. Treasury 3.75% 6/30/2030	17,030	16,755
U.S. Treasury 3.875% 6/30/2030	6,000	5,931
U.S. Treasury 4.00% 7/31/2030	1,185	1,177
U.S. Treasury 4.625% 9/30/2030	1,290	1,311
U.S. Treasury 4.875% 10/31/2030	625	642
U.S. Treasury 3.50% 11/30/2030	505	491
U.S. Treasury 3.625% 12/31/2030	850	830
U.S. Treasury 3.75% 1/31/2031	18,700	18,349
U.S. Treasury 3.875% 4/30/2031	18,965	18,695
U.S. Treasury 4.125% 5/31/2031	21,145	21,071
U.S. Treasury 4.25% 6/30/2031	9,625	9,641
U.S. Treasury 4.125% 11/30/2031	3,240	3,223
U.S. Treasury 4.125% 2/29/2032	9,305	9,250
U.S. Treasury 4.125% 3/31/2032	3,000	2,981
U.S. Treasury 4.125% 5/31/2032	10,295	10,223
U.S. Treasury 4.00% 6/30/2032	16,910	16,676
U.S. Treasury 2.75% 8/15/2032	8,095	7,435
U.S. Treasury 3.75% 11/30/2032	4,075	3,953
U.S. Treasury 3.875% 12/31/2032	4,095	3,999
U.S. Treasury 4.25% 3/31/2033	7,658	7,635
U.S. Treasury 3.875% 8/15/2033	3,180	3,093
U.S. Treasury 4.375% 5/15/2034	1,687	1,688
U.S. Treasury 3.875% 8/15/2034	1,970	1,903
U.S. Treasury 4.25% 11/15/2034	1,790	1,773
U.S. Treasury 4.625% 2/15/2035	5,000	5,080
U.S. Treasury 4.25% 5/15/2035	1,800	1,779
U.S. Treasury 4.00% 11/15/2035	850	822

American Funds Insurance Series 276

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2036	USD1,130	$1,103
U.S. Treasury 4.50% 8/15/2039	13,655	13,474
U.S. Treasury 4.625% 2/15/2040	90	90
U.S. Treasury, interest only, 0% 11/15/2040	1,110	550
U.S. Treasury 1.375% 11/15/2040	1,945	1,258
U.S. Treasury 3.875% 5/15/2043	820	725
U.S. Treasury 4.375% 8/15/2043	40	38
U.S. Treasury 4.50% 2/15/2044	3,780	3,601
U.S. Treasury 4.125% 8/15/2044	11,760	10,638
U.S. Treasury 2.50% 2/15/2045	4,850	3,402
U.S. Treasury 5.00% 5/15/2045	8,955	9,033
U.S. Treasury 4.625% 11/15/2045	180	173
U.S. Treasury 2.50% 2/15/2046	3,900	2,690
U.S. Treasury 4.625% 2/15/2046	2,490	2,390
U.S. Treasury 2.50% 5/15/2046	1,585	1,089
U.S. Treasury 2.875% 11/15/2046	2,700	1,973
U.S. Treasury 3.00% 8/15/2048	750	549
U.S. Treasury 2.375% 11/15/2049	1,435	914
U.S. Treasury 1.25% 5/15/2050	14,825	7,056
U.S. Treasury 1.375% 8/15/2050	4,330	2,124
U.S. Treasury 1.625% 11/15/2050	35,205	18,408
U.S. Treasury 1.875% 2/15/2051	5,892	3,275
U.S. Treasury 2.375% 5/15/2051	6,280	3,928
U.S. Treasury 2.00% 8/15/2051	5,226	2,977
U.S. Treasury 1.875% 11/15/2051	3,164	1,739
U.S. Treasury 3.00% 8/15/2052	895	635
U.S. Treasury 4.00% 11/15/2052	1,849	1,582
U.S. Treasury 4.75% 11/15/2053	205	198
U.S. Treasury 4.25% 2/15/2054	11,130	9,932
U.S. Treasury 4.625% 5/15/2054	3,165	3,006
U.S. Treasury 4.25% 8/15/2054	50	45
U.S. Treasury 4.625% 2/15/2055	7,370	7,004
U.S. Treasury 4.75% 8/15/2055	20,850	20,233
U.S. Treasury 4.625% 11/15/2055 (a)	42,030	39,988
U.S. Treasury 4.75% 2/15/2056 (a)	43,300	42,062
U.S. Treasury 5.00% 5/15/2056	9,395	9,495

		796,955

U.S. Treasury inflation-protected securities 5.65%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (b)	9,837	9,789
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (b)	3,027	2,969
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (b)	21,416	21,321
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (b)	19,151	19,028
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2031 (b)	6,828	6,619
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (b)	1,118	1,027
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (b)	3,476	3,148
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (b)	7,544	7,440
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (b)	15,031	14,611
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (b)	144	138
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (b)	1,540	1,176
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (b)	1,796	1,311
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (b)	331	233
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (b)	376	212
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (b)	147	78

277 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)

U.S. Treasury bonds & notes (continued)

U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (b)	USD466		$408
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (b)	7,825		7,211
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2056 (b)	10,337		9,537

			106,256

Total U.S. Treasury bonds & notes			903,211

Mortgage-backed obligations 33.09%
Federal agency mortgage-backed obligations 33.04%
Fannie Mae Pool #AL9870 6.50% 2/1/2028 (c)	2		2
Fannie Mae Pool #257431 6.50% 10/1/2028 (c)	–	(d)	–	(d)
Fannie Mae Pool #695412 5.00% 6/1/2033 (c)	–	(d)	–	(d)
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (c)	2		2
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (c)	389		380
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (c)	918		894
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (c)	654		612
Fannie Mae Pool #940890 6.50% 6/1/2037 (c)	–	(d)	–	(d)
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (c)	276		258
Fannie Mae Pool #256828 7.00% 7/1/2037 (c)	2		2
Fannie Mae Pool #256860 6.50% 8/1/2037 (c)	8		8
Fannie Mae Pool #888698 7.00% 10/1/2037 (c)	9		9
Fannie Mae Pool #970343 6.00% 2/1/2038 (c)	11		11
Fannie Mae Pool #931768 5.00% 8/1/2039 (c)	3		3
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (c)	13		13
Fannie Mae Pool #932606 5.00% 2/1/2040 (c)	6		6
Fannie Mae Pool #FM7365 2.00% 5/1/2041 (c)	21,881		19,029
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (c)	236		238
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (c)	108		109
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (c)	27		27
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (c)	107		108
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (c)	14		13
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (c)	59		60
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (c)	11		11
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (c)	5		5
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (c)	16		16
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (c)	4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (c)	5		5
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (c)	28		26
Fannie Mae Pool #MA5235 6.50% 12/1/2043 (c)	584		607
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (c)	6		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (c)	47		44
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (c)	3,205		2,982
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (c)	39		36
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (c)	11		10
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (c)	6		6
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (c)	5		5
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (c)	2		1
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (c)	5		4
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (c)	72		68
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (c)	2,302		2,129
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (c)	29		26
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (c)	43		41
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (c)	60		57
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (c)	18		17
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (c)	12		12
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (c)	827		768
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (c)	307		284
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (c)	79		73
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (c)	402		372

American Funds Insurance Series  278

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (c)	USD225	$208
Fannie Mae Pool #FM2179 3.00% 1/1/2050 (c)	2,685	2,399
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (c)	670	573
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (c)	23	20
Fannie Mae Pool #BQ3005 2.50% 10/1/2050 (c)	425	359
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (c)	143	122
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (c)	1,457	1,241
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (c)	181	146
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (c)	1,280	1,024
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (c)	63	51
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (c)	834	683
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (c)	542	436
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (c)	9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (c)	324	271
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (c)	5	4
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (c)	1,305	1,044
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (c)	799	669
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (c)	4,056	3,619
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (c)	1,228	1,039
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (c)	249	209
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (c)	144	123
Fannie Mae Pool #FM8422 2.50% 8/1/2051 (c)	468	392
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (c)	1,171	980
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (c)	527	447
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (c)	353	296
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (c)	5,885	4,708
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (c)	38	31
Fannie Mae Pool #BU3058 2.50% 12/1/2051 (c)	1,885	1,578
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (c)	959	819
Fannie Mae Pool #FA1935 2.50% 12/1/2051 (c)	5	4
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (c)	605	543
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (c)	446	357
Fannie Mae Pool #CB2668 3.00% 1/1/2052 (c)	2,205	1,927
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (c)	1,762	1,559
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (c)	915	800
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (c)	154	132
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (c)	2,801	2,507
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (c)	1,881	1,644
Fannie Mae Pool #CB3140 4.00% 3/1/2052 (c)	406	381
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (c)	6,786	5,681
Fannie Mae Pool #BV9262 3.00% 5/1/2052 (c)	775	676
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (c)	161	141
Fannie Mae Pool #CB3528 4.00% 5/1/2052 (c)	527	493
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (c)	2,938	2,350
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (c)	95	76
Fannie Mae Pool #CB3774 4.00% 6/1/2052 (c)	2,444	2,296
Fannie Mae Pool #FS2159 5.00% 6/1/2052 (c)	48	48
Fannie Mae Pool #BV2558 5.00% 6/1/2052 (c)	41	41
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (c)	195	157
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (c)	3,073	2,572
Fannie Mae Pool #FS6362 3.50% 8/1/2052 (c)	2,117	1,927
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (c)	264	263
Fannie Mae Pool #FS2489 5.00% 8/1/2052 (c)	44	44
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (c)	594	575
Fannie Mae Pool #FS4611 5.00% 9/1/2052 (c)	7,621	7,551
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (c)	3,081	2,464
Fannie Mae Pool #BW9458 4.50% 10/1/2052 (c)	891	863
Fannie Mae Pool #BX0097 4.50% 10/1/2052 (c)	825	795
Fannie Mae Pool #FS5994 5.00% 10/1/2052 (c)	7,411	7,349
Fannie Mae Pool #BX1004 5.00% 10/1/2052 (c)	4,237	4,189

279 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (c)	USD543	$549
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (c)	501	507
Fannie Mae Pool #CB4917 5.50% 10/1/2052 (c)	72	73
Fannie Mae Pool #MA4820 6.50% 10/1/2052 (c)	187	195
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (c)	7	7
Fannie Mae Pool #MA4840 4.50% 12/1/2052 (c)	2,367	2,287
Fannie Mae Pool #BX6121 6.00% 1/1/2053 (c)	1,657	1,699
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (c)	7	8
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (c)	602	628
Fannie Mae Pool #CB5919 6.00% 3/1/2053 (c)	645	663
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (c)	457	471
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (c)	1,744	1,763
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (c)	291	307
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (c)	257	260
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (c)	2,351	2,376
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (c)	2,202	2,269
Fannie Mae Pool #FS4933 6.00% 6/1/2053 (c)	1,496	1,539
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (c)	1,470	1,513
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (c)	1,065	1,099
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (c)	1,035	1,063
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (c)	315	303
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (c)	1,518	1,531
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (c)	1,246	1,277
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (c)	196	201
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (c)	423	407
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (c)	167	169
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (c)	10,218	10,294
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (c)	366	375
Fannie Mae Pool #FA2383 6.50% 10/1/2053 (c)	1,821	1,887
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (c)	517	537
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (c)	136	141
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (c)	18	19
Fannie Mae Pool #FS8361 3.50% 12/1/2053 (c)	244	221
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (c)	458	463
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (c)	120	121
Fannie Mae Pool #CB7624 6.50% 12/1/2053 (c)	7,006	7,298
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (c)	2,221	2,300
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (c)	399	402
Fannie Mae Pool #FS7809 7.00% 2/1/2054 (c)	3,938	4,162
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (c)	362	364
Fannie Mae Pool #DB0754 5.50% 3/1/2054 (c)	39	39
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (c)	1,117	1,132
Fannie Mae Pool #DB1235 6.00% 4/1/2054 (c)	435	449
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (c)	890	928
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (c)	1,288	1,347
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (c)	2,478	2,551
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (c)	531	543
Fannie Mae Pool #DB6813 6.00% 6/1/2054 (c)	84	86
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (c)	3,229	3,365
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (c)	5,461	5,624
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (c)	3,332	3,435
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (c)	676	692
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (c)	116	119
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (c)	5,080	5,294
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (c)	1,338	1,391
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (c)	738	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (c)	190	196
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (c)	187	191
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (c)	92	95
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (c)	85	87

American Funds Insurance Series 280

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (c)	USD81		$83
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (c)	57		58
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (c)	1,287		1,344
Fannie Mae Pool #FS9009 5.50% 9/1/2054 (c)	1,665		1,686
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (c)	1,153		1,181
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (c)	82		84
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (c)	39		40
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (c)	1,263		1,300
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (c)	185		187
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (c)	20		20
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (c)	2,147		2,198
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (c)	340		351
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (c)	23		24
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (c)	761		783
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (c)	23		23
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (c)	1,263		1,334
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (c)	6,327		6,358
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (c)	150		153
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (c)	58		60
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (c)	56		57
Fannie Mae Pool #FA1672 6.50% 4/1/2055 (c)	194		201
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (c)	858		907
Fannie Mae Pool #MA5731 3.50% 6/1/2055 (c)	178		162
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (c)	85		77
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (c)	438		452
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (c)	–	(d)	–	(d)
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (c)	44		46
Fannie Mae Pool #MA5906 3.50% 12/1/2055 (c)	1,000		908
Fannie Mae Pool #MA5990 7.00% 2/1/2056 (c)	1,017		1,075
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (c)	1,065		915
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (c)	320		307
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (c)	392		352
Freddie Mac Pool #ZS8907 6.50% 10/1/2026 (c)	–	(d)	–	(d)
Freddie Mac Pool #ZA2024 6.50% 9/1/2027 (c)	–	(d)	–	(d)
Freddie Mac Pool #1H1354 6.343% 11/1/2036 (c)(e)	18		18
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (c)	978		916
Freddie Mac Pool #C03518 5.00% 9/1/2040 (c)	196		198
Freddie Mac Pool #G06459 5.00% 5/1/2041 (c)	403		408
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (c)	575		496
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (c)	2		2
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (c)	19		18
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (c)	21		20
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (c)	102		98
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (c)	152		142
Freddie Mac Pool #760014 4.634% 8/1/2045 (c)(e)	188		187
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (c)	38		35
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (c)	56		52
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (c)	37		34
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (c)	35		33
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (c)	30		28
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (c)	21		19
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (c)	17		16
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (c)	16		15
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (c)	11		10
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (c)	10		9
Freddie Mac Pool #G67711 4.00% 3/1/2048 (c)	649		616
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (c)	34		32
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (c)	29		27
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (c)	20		19
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (c)	12		11

281 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (c)	USD62	$59
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (c)	4,872	4,625
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (c)	154	150
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (c)	71	70
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (c)	48	47
Freddie Mac Pool #ZT0522 4.50% 9/1/2048 (c)	15	15
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (c)	121	112
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (c)	36	33
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (c)	276	255
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (c)	144	133
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (c)	21	19
Freddie Mac Pool #RA3576 2.00% 9/1/2050 (c)	1,293	1,038
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (c)	27	23
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (c)	1,099	888
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (c)	1,646	1,394
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (c)	30	24
Freddie Mac Pool #RA4528 2.50% 2/1/2051 (c)	690	577
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (c)	49	40
Freddie Mac Pool #RA5054 2.00% 4/1/2051 (c)	3,898	3,147
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (c)	1,907	1,543
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (c)	871	697
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (c)	122	108
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (c)	2,775	2,219
Freddie Mac Pool #SD0726 2.50% 10/1/2051 (c)	7,615	6,509
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (c)	376	303
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (c)	391	335
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (c)	99	83
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (c)	248	211
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (c)	117	104
Freddie Mac Pool #QD7325 3.50% 1/1/2052 (c)	200	181
Freddie Mac Pool #RA6816 2.00% 2/1/2052 (c)	4,334	3,467
Freddie Mac Pool #QD7087 2.00% 2/1/2052 (c)	857	686
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (c)	289	232
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (c)	7,054	6,457
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (c)	138	127
Freddie Mac Pool #QD8711 2.00% 3/1/2052 (c)	28	22
Freddie Mac Pool #QD9477 4.00% 4/1/2052 (c)	306	287
Freddie Mac Pool #8D0226 2.513% 5/1/2052 (c)(e)	376	344
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (c)	7,205	6,303
Freddie Mac Pool #QE3999 3.50% 5/1/2052 (c)	371	337
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (c)	254	222
Freddie Mac Pool #RA7510 3.50% 6/1/2052 (c)	69	63
Freddie Mac Pool #RA7258 3.50% 6/1/2052 (c)	36	33
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (c)	618	520
Freddie Mac Pool #RA7572 3.00% 8/1/2052 (c)	47	41
Freddie Mac Pool #SD4554 4.00% 8/1/2052 (c)	130	122
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (c)	174	168
Freddie Mac Pool #QE7647 5.00% 8/1/2052 (c)	42	42
Freddie Mac Pool #SD1496 5.00% 8/1/2052 (c)	35	35
Freddie Mac Pool #SL3329 3.50% 9/1/2052 (c)	143	129
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (c)	763	738
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (c)	173	167
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (c)	112	109
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (c)	8,387	8,310
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (c)	70	68
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (c)	890	869
Freddie Mac Pool #QF2560 4.50% 11/1/2052 (c)	692	666
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (c)	1,727	1,746
Freddie Mac Pool #SD8281 6.50% 12/1/2052 (c)	3,274	3,403
Freddie Mac Pool #SD8320 3.00% 2/1/2053 (c)	648	566

American Funds Insurance Series  282

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (c)	USD719	$725
Freddie Mac Pool #QG1653 6.00% 4/1/2053 (c)	644	663
Freddie Mac Pool #QG0259 6.00% 4/1/2053 (c)	341	351
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (c)	76	73
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (c)	632	638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (c)	395	398
Freddie Mac Pool #QG3763 6.00% 5/1/2053 (c)	1,192	1,227
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (c)	179	188
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (c)	1,204	1,217
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (c)	10,904	11,175
Freddie Mac Pool #SD3175 6.00% 6/1/2053 (c)	2,814	2,894
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (c)	1,594	1,640
Freddie Mac Pool #QG5227 6.00% 6/1/2053 (c)	625	642
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (c)	332	344
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (c)	299	308
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (c)	204	210
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (c)	181	189
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (c)	1,503	1,567
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (c)	1,351	1,409
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (c)	1,297	1,365
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (c)	1,222	1,287
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (c)	887	935
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (c)	681	716
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (c)	492	512
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (c)	380	404
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (c)	522	528
Freddie Mac Pool #SD8343 6.00% 7/1/2053 (c)	11,483	11,783
Freddie Mac Pool #SD8350 6.00% 8/1/2053 (c)	14,670	15,071
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (c)	604	610
Freddie Mac Pool #SD3857 6.00% 9/1/2053 (c)	29,804	30,726
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (c)	1,645	1,691
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (c)	57	59
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (c)	3,773	3,883
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (c)	659	634
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (c)	2,657	2,682
Freddie Mac Pool #SD4318 6.50% 11/1/2053 (c)	7,340	7,661
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (c)	24	25
Freddie Mac Pool #SD8395 5.50% 1/1/2054 (c)	1,619	1,633
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (c)	43	45
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (c)	760	766
Freddie Mac Pool #SD4894 6.00% 2/1/2054 (c)	3,309	3,414
Freddie Mac Pool #SD4975 6.00% 2/1/2054 (c)	137	141
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (c)	3,905	4,086
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (c)	398	401
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (c)	464	470
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (c)	80	81
Freddie Mac Pool #QI2895 6.00% 4/1/2054 (c)	454	469
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (c)	442	446
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (c)	52	53
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (c)	1,756	1,830
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (c)	822	860
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (c)	9,963	10,350
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (c)	1	1
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (c)	2,088	2,188
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (c)	762	794
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (c)	547	573
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (c)	5,835	5,981
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (c)	2,338	2,407
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (c)	183	188
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (c)	4,410	4,589

283 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (c)	USD3,659	$3,706
Freddie Mac Pool #SD8453 5.50% 8/1/2054 (c)	777	782
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (c)	2,445	2,503
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (c)	1,094	1,121
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (c)	121	125
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (c)	58	60
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (c)	42	43
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (c)	3,011	3,127
Freddie Mac Pool #QJ4811 5.50% 9/1/2054 (c)	668	672
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (c)	417	429
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (c)	209	215
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (c)	204	211
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (c)	202	210
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (c)	116	119
Freddie Mac Pool #SD6288 6.50% 9/1/2054 (c)	3,696	3,865
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (c)	1,025	1,066
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (c)	3	3
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (c)	336	338
Freddie Mac Pool #SD8499 3.50% 12/1/2054 (c)	557	506
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (c)	2	2
Freddie Mac Pool #SD8500 3.50% 1/1/2055 (c)	829	753
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (c)	3,098	3,201
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (c)	1,232	1,274
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (c)	880	908
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (c)	386	395
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (c)	5	5
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (c)	3,705	3,872
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (c)	182	183
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	112	114
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (c)	310	328
Freddie Mac Pool #QZ5542 3.50% 10/1/2055 (c)	522	474
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (c)	170	154
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (c)	1,024	1,048
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (c)	190	201
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (c)	3,875	3,867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (c)	3,153	2,987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (c)	687	603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (c)	275	247
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (c)	3,241	3,045
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (c)(e)	2,836	2,684
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (c)	739	635
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (c)(e)	1,024	927
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (c)(e)	300	289
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (c)	3,271	2,942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (c)	362	347
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (c)	573	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (c)	1,369	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (c)	306	275
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (c)	1,185	1,111
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (c)	12,129	11,839
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (c)	3,049	2,901
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030 (c)	876	810
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030 (c)	435	395
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (c)	2,953	2,840
Government National Mortgage Assn. 3.50% 7/1/2056 (c)(f)	481	432
Government National Mortgage Assn. 5.00% 7/1/2056 (c)(f)	5	5
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038 (c)	51	54
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038 (c)	10	10
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038 (c)	105	112
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038 (c)	24	25

American Funds Insurance Series 284

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039 (c)	USD109	$111
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (c)	57	61
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (c)	1,521	1,569
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (c)	566	572
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (c)	367	358
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042 (c)	13	12
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (c)	704	578
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (c)	956	785
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (c)	2,879	2,365
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (c)	1,384	1,137
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (c)	4,137	3,509
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (c)	1,782	1,525
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (c)	565	481
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (c)	3,237	2,745
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (c)	74	64
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (c)	2,706	2,315
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (c)	1,398	1,198
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (c)	850	727
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (c)	676	577
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (c)	214	190
Government National Mortgage Assn. Pool #MA7986 2.00% 4/20/2052 (c)	174	143
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (c)	788	674
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (c)	167	149
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (c)	345	283
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (c)	1,910	1,744
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (c)	591	536
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (c)	3,641	3,294
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (c)	275	260
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (c)	384	361
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (c)	189	178
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (c)	47	46
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (c)	3,886	3,756
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (c)	2,520	2,434
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (c)	1,072	1,034
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (c)	4,191	3,917
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (c)	407	409
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (c)	812	817
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (c)	221	223
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (c)	66	66
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (c)	407	307
Uniform Mortgage-Backed Security 5.00% 7/1/2041 (c)(f)	780	783
Uniform Mortgage-Backed Security 2.00% 7/1/2041 (c)(f)	621	566
Uniform Mortgage-Backed Security 2.00% 8/1/2041 (c)(f)	495	451
Uniform Mortgage-Backed Security 4.00% 8/1/2041 (c)(f)	920	893
Uniform Mortgage-Backed Security 2.50% 7/1/2056 (c)(f)	5,557	4,644
Uniform Mortgage-Backed Security 3.00% 7/1/2056 (c)(f)	4,191	3,655
Uniform Mortgage-Backed Security 4.00% 7/1/2056 (c)(f)	1,943	1,816
Uniform Mortgage-Backed Security 4.50% 7/1/2056 (c)(f)	11,559	11,075
Uniform Mortgage-Backed Security 5.00% 7/1/2056 (c)(f)	584	574
Uniform Mortgage-Backed Security 6.50% 7/1/2056 (c)(f)	36,675	37,941
Uniform Mortgage-Backed Security 3.00% 8/1/2056 (c)(f)	2,546	2,219
Uniform Mortgage-Backed Security 5.00% 8/1/2056 (c)(f)	1,106	1,085
Uniform Mortgage-Backed Security 5.50% 8/1/2056 (c)(f)	310	311
Uniform Mortgage-Backed Security 6.00% 8/1/2056 (c)(f)	21,027	21,428
Uniform Mortgage-Backed Security 7.00% 8/1/2056 (c)(f)	371	390

		621,537

285 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (c)(e)(g)	USD897	$859

Total mortgage-backed obligations		622,396

Federal agency bonds & notes 2.55%
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,378
Federal Home Loan Bank 5.50% 7/15/2036	300	324
Federal National Mortgage Association 7.125% 1/15/2030	2,000	2,190
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,830
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,967
Tennessee Valley Authority 4.875% 5/15/2035	2,445	2,503
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,800
Tennessee Valley Authority 5.88% 4/1/2036	875	963
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	624	596
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	384	385
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,200	2,198
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,097
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	3,003
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,965
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,773	1,702
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,074	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,167	2,028
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,524
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	304

		47,949

Total bonds, notes & other debt instruments (cost: $1,615,318,000)		1,573,556

Short-term securities 19.74%	Weighted average yield at acquisition

Commercial paper 13.04%
Apple, Inc. 7/6/2026 (g)	3.620%	10,000	9,994
Apple, Inc. 7/27/2026 (g)	3.630	10,000	9,973
Apple, Inc. 8/3/2026 (g)	3.630	10,000	9,965
CHARTA, LLC 10/6/2026 (g)	3.850	17,705	17,517
Cisco Systems, Inc. 7/15/2026 (g)	3.750	20,000	19,970
Eli Lilly and Co. 8/5/2026 (g)	3.760	25,300	25,207
Exxon Asset Management Co. 7/7/2026	3.690	20,000	19,986
Johnson & Johnson 8/12/2026 (g)	3.660	20,700	20,609
Komatsu Finance America, Inc. 9/2/2026 (g)	3.800	10,000	9,934
LMA-Americas, LLC 7/1/2026 (g)	3.630	5,450	5,449
Old Line Funding, LLC 7/7/2026 (g)	3.740	4,500	4,497
Paccar Financial Corp. 7/1/2026	3.700	8,600	8,599
Paccar Financial Corp. 7/10/2026	3.690	10,500	10,489
Paccar Financial Corp. 7/13/2026	3.700	11,500	11,485
PepsiCo, Inc. 7/8/2026 (g)	3.620	8,800	8,793
Prudential Funding, LLC 7/13/2026	3.670	18,000	17,976
Wal-Mart Stores, Inc. 7/20/2026 (g)	3.660	20,000	19,959
Wal-Mart Stores, Inc. 7/24/2026 (g)	3.639	15,000	14,963

			245,365

American Funds Insurance Series 286

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Federal agency bills & notes 6.70%
Federal Farm Credit Banks 7/20/2026	3.590%	USD16,350	$16,320
Federal Farm Credit Banks 8/24/2026	3.640	15,200	15,117
Federal Home Loan Bank 7/1/2026	3.430	16,800	16,800
Federal Home Loan Bank 7/17/2026	3.600	15,000	14,977
Federal Home Loan Bank 7/24/2026	3.632	5,350	5,338
Federal Home Loan Bank 8/10/2026	3.556	10,000	9,959
Federal Home Loan Bank 8/19/2026	3.611	13,000	12,935
Federal Home Loan Bank 9/9/2026	3.630	15,000	14,893
Federal Home Loan Bank 11/12/2026	3.630	20,000	19,722

Total short-term securities (cost: $371,456,000)			371,426

Options purchased (equity style) 0.10%

Options purchased (equity style)*			1,870

Total options purchased (equity style) (cost: $1,228,000)			1,870

Total investment securities 103.49% (cost: $1,988,002,000)			1,946,852

Total options written (equity style)† (0.14)% (premium received: $1,611,000)			(2,614)

Other assets less liabilities (3.49)%			(63,051)

Net assets 100.00%			$1,881,187

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)

Put

3 Month SOFR Futures Option	709	12/11/2026	USD97.00	USD177,250	$1,870

†Options written (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2026 (000)

Put

3 Month SOFR Futures Option	238	12/11/2026	USD96.06	USD(59,500)	$(147)
3 Month SOFR Futures Option	1,420	12/11/2026	96.63	(355,000)	(2,467)

					$(2,614)

287 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)

3 Month SOFR Futures	Long	26	9/16/2026	USD6,259	$(32)
3 Month SOFR Futures	Long	555	12/16/2026	133,318	(358)
3 Month SOFR Futures	Long	1,544	3/17/2027	370,405	(1,125)
2 Year U.S. Treasury Note Futures	Long	4,366	10/5/2026	899,976	(685)
5 Year U.S. Treasury Note Futures	Long	2,852	10/5/2026	305,298	798
10 Year Ultra U.S. Treasury Note Futures	Long	524	9/30/2026	58,934	633
10 Year U.S. Treasury Note Futures	Short	27	9/30/2026	(2,967)	(14)
20 Year U.S. Treasury Bond Futures	Long	180	9/30/2026	20,430	545
30 Year Ultra U.S. Treasury Bond Futures	Long	118	9/30/2026	13,706	319

					$81

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront premium	Unrealized appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$ (17)	$–	$ (17)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD12,100	(28)	–	(28)
3.535%	Annual	SOFR	Annual	1/23/2027	USD13,000	(30)	–	(30)
2.594%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD7,893	(68)	–	(68)
2.59%	At maturity	U.S. Urban CPI	At maturity	2/6/2027	USD8,416	(72)	–	(72)
2.529%	At maturity	U.S. Urban CPI	At maturity	2/12/2027	USD8,275	(76)	–	(76)
2.53%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD8,200	(76)	–	(76)
2.524%	At maturity	U.S. Urban CPI	At maturity	2/13/2027	USD16,400	(152)	–	(152)
SOFR	Annual	4.186%	Annual	2/18/2027	USD54,150	(73)	–	(73)
3.761%	Annual	SOFR	Annual	2/20/2027	USD11,800	(16)	–	(16)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD23,600	(31)	–	(31)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	USD55,910	552	–	552
4.5895%	Annual	SOFR	Annual	5/6/2027	USD22,710	110	–	110
U.S. Urban CPI	At maturity	2.99%	At maturity	5/29/2027	USD3,983	(9)	–	(9)
U.S. Urban CPI	At maturity	3.125%	At maturity	6/4/2027	USD20,792	(96)	–	(96)
U.S. Urban CPI	At maturity	3.195%	At maturity	6/5/2027	USD4,173	(23)	–	(23)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/9/2027	USD2,700	(13)	–	(13)
U.S. Urban CPI	At maturity	3.07%	At maturity	6/10/2027	USD1,210	(6)	–	(6)
U.S. Urban CPI	At maturity	3.0475%	At maturity	6/11/2027	USD9,700	(49)	–	(49)
U.S. Urban CPI	At maturity	2.925%	At maturity	6/15/2027	USD1,200	(6)	–	(6)
U.S. Urban CPI	At maturity	2.935%	At maturity	6/15/2027	USD9,700	(45)	–	(45)
U.S. Urban CPI	At maturity	2.78%	At maturity	6/16/2027	USD9,700	(33)	–	(33)
U.S. Urban CPI	At maturity	2.60%	At maturity	6/18/2027	USD4,800	(10)	–	(10)
U.S. Urban CPI	At maturity	2.379%	At maturity	6/23/2027	USD4,567	(3)	–	(3)
U.S. Urban CPI	At maturity	2.216%	At maturity	6/26/2027	USD6,048	2	–	2
U.S. Urban CPI	At maturity	2.1575%	At maturity	7/1/2027	USD4,838	– (d)	–	– (d)
U.S. Urban CPI	At maturity	2.1625%	At maturity	7/2/2027	USD4,838	– (d)	–	– (d)
3.45%	Annual	SOFR	Annual	2/1/2028	USD12,500	(111)	–	(111)
3.47%	Annual	SOFR	Annual	2/2/2028	USD11,600	(100)	–	(100)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD19,700	(119)	–	(119)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD5,200	63	–	63

American Funds Insurance Series 288

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront premium	Unrealized appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)

	Payment		Payment	Expiration	amount	6/30/2026	(received)	at 6/30/2026
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
SOFR	Annual	3.529%	Annual	1/29/2030	USD4,800	$61	$—	$61
SOFR	Annual	3.528%	Annual	1/29/2030	USD4,000	51	—	51
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD49,000	5,625	—	5,625
3.18%	Annual	SOFR	Annual	4/17/2030	USD2,600	(66)	—	(66)
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	(58)	—	(58)
3.353%	Annual	SOFR	Annual	4/19/2030	USD2,600	(50)	—	(50)
3.342%	Annual	SOFR	Annual	4/19/2030	USD2,600	(51)	—	(51)
3.344%	Annual	SOFR	Annual	4/20/2030	USD2,600	(51)	—	(51)
3.128%	Annual	SOFR	Annual	4/28/2030	USD2,600	(71)	—	(71)
3.285%	Annual	SOFR	Annual	5/1/2030	USD2,500	(55)	—	(55)
3.259%	Annual	SOFR	Annual	5/1/2030	USD2,600	(59)	—	(59)
3.186%	Annual	SOFR	Annual	5/9/2030	USD2,600	(66)	—	(66)
3.215%	Annual	SOFR	Annual	5/10/2030	USD2,500	(61)	—	(61)
3.29%	Annual	SOFR	Annual	5/19/2030	USD3,100	(68)	—	(68)
3.31%	Annual	SOFR	Annual	6/9/2030	USD26,800	(575)	—	(575)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD15,500	1,978	—	1,978
SOFR	Annual	3.91177%	Annual	11/30/2030	USD15,531	(8)	—	(8)
2.6131%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD12,500	73	—	73
2.6225%	At maturity	U.S. Urban CPI	At maturity	6/4/2031	USD8,337	52	—	52
2.6075%	At maturity	U.S. Urban CPI	At maturity	6/5/2031	USD4,173	24	—	24
3.43574%	Annual	SOFR	Annual	6/17/2031	USD6,104	(125)	—	(125)
3.403%	Annual	SOFR	Annual	6/17/2031	USD7,249	(159)	—	(159)
U.S. Urban CPI	At maturity	2.412%	At maturity	6/23/2031	USD11,268	5	—	5
U.S. Urban CPI	At maturity	2.39%	At maturity	6/25/2031	USD14,092	16	—	16
SOFR	Annual	3.326%	Annual	9/19/2032	USD10,880	348	—	348
SOFR	Annual	3.4225%	Annual	9/22/2032	USD10,938	292	—	292
SOFR	Annual	3.703%	Annual	4/14/2033	USD19,140	244	—	244
SOFR	Annual	4.1615%	Annual	5/15/2033	USD330	(5)	—	(5)
SOFR	Annual	4.15%	Annual	5/15/2033	USD880	(12)	—	(12)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD1,185	6	—	6
SOFR	Annual	3.6025%	Annual	1/8/2034	USD4,655	100	—	100
SOFR	Annual	3.8045%	Annual	2/9/2036	USD5,450	81	—	81
SOFR	Annual	3.846%	Annual	2/9/2036	USD5,500	63	—	63
SOFR	Annual	3.817%	Annual	2/10/2036	USD8,170	113	—	113
SOFR	Annual	3.73632%	Annual	6/17/2036	USD6,802	146	—	146
SOFR	Annual	3.175%	Annual	2/1/2038	USD16,000	1,085	—	1,085
3.065%	Annual	SOFR	Annual	4/7/2040	USD12,300	(1,358)	—	(1,358)
3.616%	Annual	SOFR	Annual	8/5/2044	USD5,600	(413)	—	(413)
3.561%	Annual	SOFR	Annual	8/9/2044	USD4,800	(388)	—	(388)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD10,330	288	—	288
SOFR	Annual	3.045%	Annual	7/27/2050	USD3,600	635	—	635
4.17859%	Annual	SOFR	Annual	11/15/2052	USD3,720	(13)	—	(13)
SOFR	Annual	2.85282%	Annual	12/6/2052	USD540	116	—	116
SOFR	Annual	2.93542%	Annual	12/6/2052	USD550	111	—	111
SOFR	Annual	3.01413%	Annual	1/12/2053	USD1,401	265	—	265
SOFR	Annual	3.02%	Annual	1/12/2053	USD1,400	263	—	263
SOFR	Annual	2.974%	Annual	4/17/2053	USD800	157	—	157
SOFR	Annual	3.044%	Annual	4/18/2053	USD800	148	—	148
SOFR	Annual	3.0875%	Annual	4/19/2053	USD800	142	—	142
SOFR	Annual	3.1035%	Annual	4/19/2053	USD800	140	—	140
SOFR	Annual	3.0895%	Annual	4/20/2053	USD800	142	—	142
SOFR	Annual	2.9405%	Annual	4/28/2053	USD800	161	—	161
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	294	—	294

289 American Funds Insurance Series

U.S. Government Securities Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

							Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2026 (000)

Receive		Pay			Notional	Value at
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2026 (000)

SOFR	Annual	3.085%	Annual	5/9/2053	USD900	$161	$—	$161
SOFR	Annual	3.1135%	Annual	5/10/2053	USD800	139	—	139
SOFR	Annual	3.6815%	Annual	2/20/2054	USD1,510	125	—	125
SOFR	Annual	3.7205%	Annual	2/21/2054	USD520	40	—	40
SOFR	Annual	3.47875%	Annual	8/5/2054	USD4,200	488	—	488
SOFR	Annual	3.415%	Annual	8/9/2054	USD3,700	469	—	469
4.275%	Annual	SOFR	Annual	6/9/2056	USD4,120	77	—	77
4.07464%	Annual	SOFR	Annual	6/17/2056	USD1,708	(26)	—	(26)

						$10,451	$—	$10,451

(a)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $18,199,000, which represented 0.97% of the net assets of the fund.

(b)	Index-linked bond whose principal amount moves with a government price index.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

(d)	Amount less than one thousand.

(e)

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Represents securities transacted on a TBA basis.

(g)

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $177,689,000, which represented 9.45% of the net assets of the fund.

Key to abbreviation(s)

Assn. = Association

CPI = Consumer Price Index

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series  290

Managed Risk Growth Fund

Investment portfolio June 30, 2026	unaudited

Growth funds 85.07%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,027,461	$418,546

Total growth funds (cost: $315,443,000)		418,546

Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	6,057,105	57,543

Total fixed income funds (cost: $57,800,000)		57,543

Short-term securities 2.69%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	13,244,222	13,244

Total short-term securities (cost: $13,244,000)		13,244

Options purchased (equity style) 0.34%
Options purchased (equity style)*		1,668

Total options purchased (cost: $4,338,000)		1,668

Total investment securities 99.80% (cost: $390,825,000)		491,001
Other assets less liabilities 0.20%		973

Net assets 100.00%		$491,974

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)

Put

S&P 500 Index	405	USD303,724	USD4,750.00	9/18/2026	$210
S&P 500 Index	30	22,498	4,775.00	9/18/2026	16
S&P 500 Index	10	7,499	4,800.00	9/18/2026	6
S&P 500 Index	25	18,748	4,875.00	9/18/2026	15
S&P 500 Index	30	22,498	4,850.00	12/18/2026	61
S&P 500 Index	25	18,748	4,900.00	12/18/2026	53
S&P 500 Index	20	14,999	5,000.00	12/18/2026	46
S&P 500 Index	50	37,497	5,100.00	12/18/2026	126
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962
S&P 500 Index	10	7,499	5,400.00	12/18/2026	32
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33

					$1,668

291 American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	51	9/18/2026	USD19,248	$219

Investments in affiliates (b)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 85.07%
American Funds Insurance Series – Growth Fund, Class 1	$429,678	$44,752	$48,234	$21,700	$(29,350)	$418,546	$407	$35,433

Fixed income funds 11.70%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,687	21,593	14,589	25	(173)	57,543	384	—

Total 96.77%				$21,725	$(29,523)	$476,089	$791	$35,433

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 292

Managed Risk EUPAC Fund

(formerly Managed Risk International Fund)

Investment portfolio June 30, 2026	unaudited

Growth funds 84.87%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	4,048,325	$94,690

Total growth funds (cost: $69,084,000)		94,690

Fixed income funds 11.82%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,387,405	13,180

Total fixed income funds (cost: $13,218,000)		13,180

Short-term securities 2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	3,218,107	3,218

Total short-term securities (cost: $3,218,000)		3,218

Options purchased (equity style) 0.39%
Options purchased (equity style)*		438

Total options purchased (cost: $777,000)		438

Total investment securities 99.96% (cost: $86,297,000)		111,526
Other assets less liabilities 0.04%		42

Net assets 100.00%		$111,568

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)

Put

Put iShares MSCI EAFE ETF	675	USD7,012	USD70.00	9/18/2026	$26
iShares MSCI EAFE ETF	8,975	93,232	75.00	9/18/2026	198
iShares MSCI EAFE ETF	75	779	81.00	9/18/2026	3
iShares MSCI EAFE ETF	1,200	12,466	80.00	12/18/2026	184
iShares MSCI EAFE ETF	250	2,597	85.00	12/18/2026	27

					$438

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)

MSCI EAFE Index Futures	Long	23	9/18/2026	USD3,617	$12

293  American Funds Insurance Series

Managed Risk EUPAC Fund (continued)

(formerly Managed Risk International Fund)

Investments in affiliates (b)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 84.87%
American Funds Insurance Series - International Fund, Class 1	$96,391	$9,852	$16,338	$6,580	$(1,795)	$94,690	$2,092	$6,690

Fixed income funds 11.82%
American Funds Insurance Series - The Bond Fund of America, Class 1	11,335	5,498	3,629	(30)	6	13,180	87	–

Total 96.69%				$6,550	$(1,789)	$107,870	$2,179	$6,690

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 294

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2026	unaudited

Growth-and-income funds 85.04%	Shares	Value (000)

American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	14,520,113	$258,458

Total growth-and-income funds (cost: $203,867,000)		258,458

Fixed income funds 11.84%

American Funds Insurance Series - U.S. Government Securities Fund, Class 1	3,662,923	35,970

Total fixed income funds (cost: $36,326,000)		35,970

Short-term securities 2.72%

State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	8,262,581	8,263

Total short-term securities (cost: $8,263,000)		8,263

Options purchased (equity style) 0.25%

Options purchased (equity style)*		760

Total options purchased (cost: $2,738,000)		760

Total investment securities 99.85% (cost: $251,194,000)		303,451

Other assets less liabilities 0.15%		461

Net assets 100.00%		$303,912

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put

S&P 500 Index	420	USD314,973	USD4,750.00	9/18/2026	$218
S&P 500 Index	10	7,499	4,775.00	9/18/2026	5
S&P 500 Index	10	7,499	4,875.00	9/18/2026	6
S&P 500 Index	10	7,499	5,000.00	12/18/2026	23
S&P 500 Index	20	14,999	5,100.00	12/18/2026	50
S&P 500 Index	10	7,499	5,125.00	12/18/2026	27
S&P 500 Index	10	7,499	5,175.00	12/18/2026	27
S&P 500 Index	135	101,241	5,225.00	12/18/2026	371
S&P 500 Index	10	7,499	5,450.00	12/18/2026	33

					$760

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	26	9/18/2026	USD9,813	$116

295 American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Investments in affiliates (b)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 85.04%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$268,079	$24,728	$30,045	$10,252	$(14,556)	$258,458	$880	$22,249

Fixed income funds 11.84%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	31,551	11,072	6,403	94	(344)	35,970	238	–

Total 96.88%				$10,346	$(14,900)	$294,428	$1,118	$22,249

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 296

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2026	unaudited

Growth-and-income funds 80.03%	Shares	Value (000)

American Funds Insurance Series – Growth-Income Fund, Class 1	23,923,852	$1,670,363

Total growth-and-income funds (cost: $1,360,038,000)		1,670,363

Fixed income funds 16.64%

American Funds Insurance Series – The Bond Fund of America, Class 1	36,551,353	347,238

Total fixed income funds (cost: $348,901,000)		347,238

Short-term securities 2.55%

State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	53,310,831	53,311

Total short-term securities (cost: $53,311,000)		53,311

Options purchased (equity style) 0.44%

Options purchased (equity style)*		9,165

Total options purchased (cost: $30,973,000)		9,165

Total investment securities 99.66% (cost: $1,793,223,000)		2,080,077

Other assets less liabilities 0.34%		7,118

Net assets 100.00%		$2,087,195

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)
Put

S&P 500 Index	4,230	USD3,172,229	USD4,750.00	9/18/2026	$2,200
S&P 500 Index	75	56,245	4,775.00	9/18/2026	40
S&P 500 Index	30	22,498	4,800.00	9/18/2026	18
S&P 500 Index	80	59,995	4,850.00	9/18/2026	47
S&P 500 Index	145	108,741	4,875.00	9/18/2026	85
S&P 500 Index	30	22,498	4,825.00	12/18/2026	59
S&P 500 Index	180	134,988	4,850.00	12/18/2026	365
S&P 500 Index	95	71,244	4,875.00	12/18/2026	198
S&P 500 Index	85	63,745	4,900.00	12/18/2026	180
S&P 500 Index	90	67,494	5,000.00	12/18/2026	206
S&P 500 Index	270	202,483	5,100.00	12/18/2026	680
S&P 500 Index	160	119,990	5,125.00	12/18/2026	430
S&P 500 Index	90	67,494	5,175.00	12/18/2026	244
S&P 500 Index	1,540	1,154,901	5,225.00	12/18/2026	4,233
S&P 500 Index	55	41,246	5,450.00	12/18/2026	180

					$9,165

297  American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)
S&P 500 E-mini Index Futures	Long	278	9/18/2026	USD104,921	$1,180

Investments in affiliates (b)
	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 80.03%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,666,731	$166,124	$215,592	$60,619	$ (7,519)	$1,670,363	$6,237	$112,689

Fixed income funds 16.64%
American Funds Insurance Series – The Bond Fund of America, Class 1	313,631	101,201	66,871	942	(1,665)	347,238	2,384	—

Total 96.67%				$61,561	$(9,184)	$2,017,601	$8,621	$112,689

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 298

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2026	unaudited

Asset allocation funds 97.01%	Shares	Value (000)

American Funds Insurance Series – Asset Allocation Fund, Class 1	52,969,022	$1,410,035

Total asset allocation funds (cost: $1,250,630,000)		1,410,035

Short-term securities 2.89%

State Street Institutional U.S. Government Money Market Fund - Premier Class 3.58% (a)	41,930,444	41,930

Total short-term securities (cost: $41,930,000)		41,930

Options purchased (equity style) 0.09%

Options purchased (equity style)*		1,341

Total options purchased (cost: $2,936,000)		1,341

Total investment securities 99.99% (cost: $1,295,496,000)		1,453,306

Other assets less liabilities 0.01%		166

Net assets 100.00%		$1,453,472

*Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2026 (000)

Put

S&P 500 Index	205	USD153,737	USD4,750.00	9/18/2026	$107
S&P 500 Index	10	7,499	4,850.00	9/18/2026	6
S&P 500 Index	25	18,748	5,000.00	12/18/2026	57
S&P 500 Index	40	29,997	5,100.00	12/18/2026	101
S&P 500 Index	25	18,748	5,125.00	12/18/2026	67
S&P 500 Index	15	11,249	5,175.00	12/18/2026	41
S&P 500 Index	350	262,478	5,225.00	12/18/2026	962

					$1,341

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2026 (000)

S&P 500 E-mini Index Futures	Long	39	9/18/2026	USD14,719	$174

299 American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates (b)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)

Asset allocation funds 97.01%

American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,404,783	$186,551	$143,252	$29,533	$(67,580)	$1,410,035	$5,709	$143,023

(a)	Rate represents the seven-day yield at 6/30/2026.
(b)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series 300

Financial statements Statements of assets and liabilities at June 30, 2026	unaudited (dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$10,492,399		$2,497,662	$56,008,328	$7,293,373	$4,380,183
Affiliated issuers	222,227		60,619	1,241,009	269,540	131,606
Cash	1,556		2,396	1,196	156	354
Cash collateral pledged for futures contracts	–		–	–	–	134
Cash collateral pledged for swap contracts	–		–	–	–	–
Cash denominated in currencies other than U.S. dollars	462		9,058	801	4,085	1,505
Unrealized appreciation on open forward currency contracts	–		–	–	–	75
Bilateral swaps, at value	–		–	–	–	–
Unrealized appreciation on unfunded commitments[3]	–		–	–	–	–
Receivables for:
Sales of investments	22,295		7,860	155,000	42,118	12,380
Sales of fund’s shares	2,480		475	18,998	4,247	3,327
Dividends and interest	14,948		3,436	21,466	17,140	10,369
Variation margin on futures contracts	–		–	–	–	3
Variation margin on centrally cleared swap contracts	–		–	–	–	–
Securities lending income	–	[4]	33	38	5	13
Other	145		82	60	324	108

	10,756,512		2,581,621	57,446,896	7,630,988	4,540,057

Liabilities:
Unrealized depreciation on open forward currency contracts	–		–	–	–	101
Bilateral swaps, at value	–		–	–	–	–
TBA sale commitments, at value	–		–	–	–	–
Unrealized depreciation on unfunded commitments[3]	–		–	–	–	–
Options written, at value	–		–	–	–	–
Payables for:
Purchases of investments	14,889		8,410	100,772	19,504	13,463
Repurchases of fund’s shares	28,017		7,092	93,249	14,883	9,644
Investment advisory services	3,145		1,224	13,875	2,605	1,826
Insurance administrative fees	932		280	5,037	413	693
Services provided by related parties	1,396		534	7,390	1,084	541
Trustees’ deferred compensation	127		61	707	174	58
Variation margin on futures contracts	–		–	–	–	4
Variation margin on centrally cleared swap contracts	–		–	–	–	–
Non-U.S. taxes	1,012		188	831	2,163	8,498
Other	1,125		4,270	235	771	189

	50,643		22,059	222,096	41,597	35,017
Commitments and contingencies[3]

Net assets at June 30, 2026	$10,705,869		$2,559,562	$57,224,800	$7,589,391	$4,505,040

Net assets consist of:
Capital paid in on shares of beneficial interest	$5,526,144		$1,481,424	$22,108,453	$4,260,647	$2,352,874
Total distributable earnings (accumulated loss)	5,179,725		1,078,138	35,116,347	3,328,744	2,152,166

Net assets at June 30, 2026	$10,705,869		$2,559,562	$57,224,800	$7,589,391	$4,505,040

Investment securities on loan, at value	$34,316		$26,272	$322,896	$44,873	$6,403
Investment securities, at cost
Unaffiliated issuers	6,283,983		2,005,766	23,695,432	5,437,307	2,502,188
Affiliated issuers	222,232		60,619	1,241,013	269,550	131,606
Cash denominated in currencies other than U.S. dollars, at cost	463		9,058	801	4,084	1,504
Premiums received on options written	–		–	–	–	–
Proceeds received on TBA sale commitments	–		–	–	–	–

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

301 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$12,000,247	$105,979		$2,136,359	$44,644,293	$429,334
Affiliated issuers	325,597	2,513		73,252	1,371,027	19,483
Cash	3,834	85		328	46	150
Cash collateral pledged for futures contracts	–	–		–	–	–
Cash collateral pledged for swap contracts	–	–		–	–	–
Cash denominated in currencies other than U.S. dollars	4	–	[4]	430	3,117	151
Unrealized appreciation on open forward currency contracts	–	–		–	–	–
Bilateral swaps, at value	–	–		–	–	–
Unrealized appreciation on unfunded commitments[3]	–	–		–	–	–
Receivables for:
Sales of investments	32,710	2,024		3,474	143,504	4,018
Sales of fund’s shares	4,804	160		55	11,543	749
Dividends and interest	14,690	72		4,043	32,255	1,177
Variation margin on futures contracts	–	–		–	–	–
Variation margin on centrally cleared swap contracts	–	–		–	–	–
Securities lending income	6	–	[4]	–	7	1
Other	–	–		157	255	56

	12,381,892	110,833		2,218,098	46,206,047	455,119

Liabilities:
Unrealized depreciation on open forward currency contracts	–	–		–	–	–
Bilateral swaps, at value	–	–		–	–	–
TBA sale commitments, at value	–	–		–	–	–
Unrealized depreciation on unfunded commitments[3]	–	–		–	–	–
Options written, at value	–	–		–	–	–
Payables for:
Purchases of investments	6,871	235		5,945	173,250	671
Repurchases of fund’s shares	9,645	1		4,679	69,651	402
Investment advisory services	2,248	40		678	9,218	178
Insurance administrative fees	1,566	11		254	2,259	145
Services provided by related parties	1,457	7		373	4,879	95
Trustees’ deferred compensation	158	–	[4]	33	688	12
Variation margin on futures contracts	–	–		–	–	–
Variation margin on centrally cleared swap contracts	–	–		–	–	–
Non-U.S. taxes	124	–		436	1,807	185
Other	4	–	[4]	28	98	12

	22,073	294		12,426	261,850	1,700
Commitments and contingencies[3]

Net assets at June 30, 2026	$12,359,819	$110,539		$2,205,672	$45,944,197	$453,419

Net assets consist of:
Capital paid in on shares of beneficial interest	$ 6,959,746	$ 94,282		$1,038,660	$20,586,498	$283,067
Total distributable earnings (accumulated loss)	5,400,073	16,257		1,167,012	25,357,699	170,352

Net assets at June 30, 2026	$12,359,819	$110,539		$2,205,672	$45,944,197	$453,419

Investment securities on loan, at value	$ 372	$ 1,452		$ 3,908	$ 21,780	$ 82
Investment securities, at cost
Unaffiliated issuers	7,054,567	90,462		1,162,341	22,779,907	273,092
Affiliated issuers	325,580	2,513		73,253	1,371,017	19,483
Cash denominated in currencies other than U.S. dollars, at cost	4	–	[4]	430	3,117	151
Premiums received on options written	–	–		–	–	–
Proceeds received on TBA sale commitments	–	–		–	–	–

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series  302

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$1,661,225	$26,330,956	$433,639	$10,816,391	$1,022,490
Affiliated issuers	126,838	2,562,623	39,438	487,263	143,126
Cash	270	13,291	228	2,031	1,558
Cash collateral pledged for futures contracts	–	–	–	–	–
Cash collateral pledged for swap contracts	–	–	–	–	–
Cash denominated in currencies other than U.S. dollars	666	5	168	226	144
Unrealized appreciation on open forward currency contracts	14	–	606	528	3,026
Bilateral swaps, at value	4	–	–	586	–
Unrealized appreciation on unfunded commitments[3]	–	4	–	–	–
Receivables for:
Sales of investments	28,506	527,993	3,680	870,894	31,922
Sales of fund’s shares	5,530	8,876	523	30,298	3,234
Dividends and interest	5,864	93,502	2,385	89,390	13,205
Variation margin on futures contracts	4	1,003	35	78	196
Variation margin on centrally cleared swap contracts	18	818	77	1,951	756
Securities lending income	1	25	–	–	–
Other	84	907	13	–	–

	1,829,024	29,540,003	480,792	12,299,636	1,219,657

Liabilities:
Unrealized depreciation on open forward currency contracts	5	–	191	223	5,197
Bilateral swaps, at value	–	–	89	9,985	2,627
TBA sale commitments, at value	–	–	–	194,533	–
Unrealized depreciation on unfunded commitments[3]	–	11	–	–	–
Options written, at value	–	–	–	–	–
Payables for:
Purchases of investments	56,157	1,164,017	8,504	879,190	66,182
Repurchases of fund’s shares	938	21,913	71	6,913	707
Investment advisory services	314	6,082	165	1,754	402
Insurance administrative fees	519	4,580	136	1,112	72
Services provided by related parties	215	3,110	86	1,114	197
Trustees’ deferred compensation	17	424	6	174	29
Variation margin on futures contracts	209	4,432	100	6,106	870
Variation margin on centrally cleared swap contracts	1	47	46	281	407
Non-U.S. taxes	112	636	39	–	–
Other	152	30	94	287	136

	58,639	1,205,282	9,527	1,101,672	76,826
Commitments and contingencies[3]

Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,223,370	$18,261,234	$363,215	$12,727,187	$1,392,499
Total distributable earnings (accumulated loss)	547,015	10,073,487	108,050	(1,529,223)	(249,668)

Net assets at June 30, 2026	$1,770,385	$28,334,721	$471,265	$11,197,964	$1,142,831

Investment securities on loan, at value	$ –	$ 72,410	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	1,182,051	17,899,849	340,658	10,964,116	1,064,107
Affiliated issuers	130,129	2,558,059	39,215	487,266	141,703
Cash denominated in currencies other than U.S. dollars, at cost	666	5	168	223	144
Premiums received on options written	–	–	–	–	–
Proceeds received on TBA sale commitments	–	–	–	193,891	–

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

303 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund		Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 827,351	$114,358		$298,701	$1,946,852	$ 14,912
Affiliated issuers	55,268	–		–	–	476,089
Cash	1,890	102		73	2,626	–
Cash collateral pledged for futures contracts	189	913		–	–	1,278
Cash collateral pledged for swap contracts	1,482	–		–	–	–
Cash denominated in currencies other than U.S. dollars	32	–		–	–	–
Unrealized appreciation on open forward currency contracts	–	–		–	–	–
Bilateral swaps, at value	–	–		–	–	–
Unrealized appreciation on unfunded commitments[3]	3	–		–	–	–
Receivables for:
Sales of investments	787	6,871		–	61,794	1,395
Sales of fund’s shares	1,802	367		20	15,061	40
Dividends and interest	13,587	366		–	11,188	61
Variation margin on futures contracts	6	–		–	11	122
Variation margin on centrally cleared swap contracts	23	17		–	647	–
Securities lending income	–	–		–	–	–
Other	2	–		–	–	–

	902,422	122,994		298,794	2,038,179	493,897

Liabilities:
Unrealized depreciation on open forward currency contracts	–	–		–	–	–
Bilateral swaps, at value	–	–		–	–	–
TBA sale commitments, at value	–	–		–	–	–
Unrealized depreciation on unfunded commitments[3]	5	–		–	–	–
Options written, at value	–	–		–	2,615	–
Payables for:
Purchases of investments	7,240	16,741		–	150,548	–
Repurchases of fund’s shares	92	57		1,627	830	1,478
Investment advisory services	237	19		64	313	40
Insurance administrative fees	171	41		36	354	302
Services provided by related parties	186	23		62	311	96
Trustees’ deferred compensation	28	3		10	43	7
Variation margin on futures contracts	21	118		–	1,609	–
Variation margin on centrally cleared swap contracts	4	–	[4]	–	368	–
Non-U.S. taxes	–	–		–	–	–
Other	2	–	[4]	–	1	–

	7,986	17,002		1,799	156,992	1,923
Commitments and contingencies[3]

Net assets at June 30, 2026	$ 894,436	$105,992		$296,995	$1,881,187	$491,974

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,183,737	$117,887		$292,153	$2,153,140	$386,780
Total distributable earnings (accumulated loss)	(289,301)		(11,895)	4,842	(271,953)	105,194

Net assets at June 30, 2026	$ 894,436	$105,992		$296,995	$1,881,187	$491,974

Investment securities on loan, at value	$ –	$ –		$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	823,932	115,013		298,723	1,988,002	17,582
Affiliated issuers	55,267	–		–	–	373,243
Cash denominated in currencies other than U.S. dollars, at cost	34	–		–	–	–
Premiums received on options written	–	–		–	1,611	–
Proceeds received on TBA sale commitments	–	–		–	–	–

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 304

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 3,656	$ 9,023	$62,476	$43,271
Affiliated issuers	107,870	294,428	2,017,601	1,410,035
Cash	–	–	–	–
Cash collateral pledged for futures contracts	130	652	7,744	1,278
Cash collateral pledged for swap contracts	–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–	–
Bilateral swaps, at value	–	–	–	–
Unrealized appreciation on unfunded commitments[3]	–	–	–	–
Receivables for:
Sales of investments	355	448	2,387	1,969
Sales of fund’s shares	21	61	25	8
Dividends and interest	14	38	249	188
Variation margin on futures contracts	12	62	725	116
Variation margin on centrally cleared swap contracts	–	–	–	–
Securities lending income	–	–	–	–
Other	–	–	–	–

	112,058	304,712	2,091,207	1,456,865

Liabilities:
Unrealized depreciation on open forward currency contracts	–	–	–	–
Bilateral swaps, at value	–	–	–	–
TBA sale commitments, at value	–	–	–	–
Unrealized depreciation on unfunded commitments[3]	–	–	–	–
Options written, at value	–	–	–	–
Payables for:
Purchases of investments	–	–	–	–
Repurchases of fund’s shares	387	522	2,486	2,038
Investment advisory services	9	25	171	119
Insurance administrative fees	69	188	1,328	906
Services provided by related parties	23	60	–	295
Trustees’ deferred compensation	2	5	27	35
Variation margin on futures contracts	–	–	–	–
Variation margin on centrally cleared swap contracts	–	–	–	–
Non-U.S. taxes	–	–	–	–
Other	–	–	–	–

	490	800	4,012	3,393
Commitments and contingencies[3]

Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472

Net assets consist of:
Capital paid in on shares of beneficial interest	$113,190	$246,295	$1,691,383	$1,164,559
Total distributable earnings (accumulated loss)	(1,622)	57,617	395,812	288,913

Net assets at June 30, 2026	$111,568	$303,912	$2,087,195	$1,453,472

Investment securities on loan, at value	$ –	$ –	$–	$–
Investment securities, at cost
Unaffiliated issuers	3,995	11,001	84,284	44,866
Affiliated issuers	82,302	240,193	1,708,939	1,250,630
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–	–
Premiums received on options written	–	–	–	–
Proceeds received on TBA sale commitments	–	–	–	–

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

305 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$4,882,013	$193,384	$26,420,294	$3,169,447	$2,304,649
	Shares outstanding	116,554	9,553	191,099	135,507	65,430
	Net asset value per share	$41.89	$20.24	$138.25	$23.39	$35.22

Class 1A:	Net assets	$105,250	$7,353	$537,970	$21,040	$48,600
	Shares outstanding	2,539	371	3,952	906	1,391
	Net asset value per share	$41.46	$19.84	$136.12	$23.22	$34.93

Class 2:	Net assets	$4,188,417	$1,885,299	$21,860,402	$3,704,877	$1,027,797
	Shares outstanding	102,096	100,624	161,074	159,464	29,641
	Net asset value per share	$41.02	$18.74	$135.72	$23.23	$34.68

Class 3:	Net assets			$289,168	$18,160
	Shares outstanding	Not applicable	Not applicable	2,068	774	Not applicable
	Net asset value per share			$139.82	$23.46

Class 4:	Net assets	$1,530,189	$473,526	$8,116,966	$675,867	$1,123,994
	Shares outstanding	37,977	25,404	62,018	29,686	32,795
	Net asset value per share	$40.29	$18.64	$130.88	$22.77	$34.27

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$6,508,613	$89,764	$632,337	$27,023,112	$33,932
	Shares outstanding	365,624	7,037	32,559	387,072	2,252
	Net asset value per share	$17.80	$12.76	$19.42	$69.81	$15.07

Class 1A:	Net assets	$41,386	$13	$13,007	$204,503	$8,620
	Shares outstanding	2,340	1	676	2,962	590
	Net asset value per share	$17.68	$12.76	$19.25	$69.05	$14.61

Class 2:	Net assets	$3,202,272	$13	$1,143,446	$14,874,938	$176,611
	Shares outstanding	184,405	1	59,143	218,257	12,083
	Net asset value per share	$17.37	$12.76	$19.33	$68.15	$14.62

Class 3:	Net assets				$164,689
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,354	Not applicable
	Net asset value per share				$69.98

Class 4:	Net assets	$2,607,548	$20,749	$416,882	$3,676,955	$234,256
	Shares outstanding	152,581	1,630	22,283	55,367	16,330
	Net asset value per share	$17.09	$12.73	$18.71	$66.41	$14.34

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 306

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$890,179	$16,215,508	$97,595	$6,729,230	$297,922
	Shares outstanding	59,477	609,244	6,789	708,217	29,713
	Net asset value per share	$14.97	$26.62	$14.38	$9.50	$10.03

Class 1A:	Net assets	$16,471	$62,576	$4,628	$336,781	$33,082
	Shares outstanding	1,102	2,372	325	35,758	3,334
	Net asset value per share	$14.95	$26.38	$14.25	$9.42	$9.92

Class 2:	Net assets	$24,802	$4,443,276	$147,687	$2,614,799	$727,820
	Shares outstanding	1,659	170,284	10,344	280,026	73,505
	Net asset value per share	$14.95	$26.09	$14.28	$9.34	$9.90

Class 3:	Net assets		$36,915
	Shares outstanding	Not applicable	1,386	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.64

Class 4:	Net assets	$838,933	$7,576,446	$221,355	$1,517,154	$84,007
	Shares outstanding	56,207	293,997	15,842	163,722	8,642
	Net asset value per share	$14.93	$25.77	$13.97	$9.27	$9.72

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class 1:	Net assets	$75,098	$1,450	$38,071	$268,279
	Shares outstanding	7,986	154	3,341	27,323	Not applicable
	Net asset value per share	$9.40	$9.40	$11.39	$9.82

Class 1A:	Net assets	$12,756	$3,252	$12	$313,620
	Shares outstanding	1,367	352	1	32,162	Not applicable
	Net asset value per share	$9.33	$9.25	$11.44	$9.75

Class 2:	Net assets	$517,184	$39,384	$204,177	$1,024,462
	Shares outstanding	56,601	4,244	18,598	105,929	Not applicable
	Net asset value per share	$9.14	$9.28	$10.98	$9.67

Class 3:	Net assets	$7,617		$3,553	$4,651
	Shares outstanding	805	Not applicable	319	472	Not applicable
	Net asset value per share	$9.46		$11.14	$9.85

Class 4:	Net assets	$281,781	$61,906	$51,182	$270,175
	Shares outstanding	27,231	6,777	4,632	28,017	Not applicable
	Net asset value per share	$10.35	$9.13	$11.05	$9.64

Class P1:	Net assets					$13,766
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	987
	Net asset value per share					$13.95

Class P2:	Net assets					$478,208
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	34,690
	Net asset value per share					$13.79

Refer to the end of the statements of assets and liabilities for footnote(s).

Refer to the notes to financial statements.

307 American Funds Insurance Series

Financial statements (continued) Statements of assets and liabilities at June 30, 2026 (continued)	unaudited (dollars and shares in thousands, except per-share amounts)

		Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized

Class P1:	Net assets	$2,070	$2,979	$1,836,954	$13,206
	Shares outstanding	201	225	133,748	1,005
	Net asset value per share	$10.32	$13.23	$13.73	$13.15

Class P2:	Net assets	$109,498	$300,933	$250,240	$1,440,266
	Shares outstanding	10,652	22,923	18,392	113,875
	Net asset value per share	$10.28	$13.13	$13.61	$12.65

1 Formerly Global Small Capitalization Fund.

2 Formerly International Fund.

3 Refer to Note 5 for further information on unfunded commitments and refer to Note 7 for further information on expense recoupment.

4 Amount less than one thousand.

5 Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

American Funds Insurance Series 308

Financial statements (continued) Statements of operations for the six months ended June 30, 2026	unaudited (dollars in thousands)

	Global Growth Fund	SMALLCAP World Fund[1]	Growth Fund	EUPAC Fund[2]	New World Fund

Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$75,977	$20,492	$146,125	$83,530	$38,144
Affiliated issuers	4,426	2,505	32,011	4,562	2,004

	80,403	22,997	178,136	88,092	40,148
Interest from unaffiliated issuers	81	182	495	42	3,755
Securities lending income (net of fees)	36	468	191	138	33

	80,520	23,647	178,822	88,272	43,936
Fees and expenses[3]:
Investment advisory services	22,785	9,003	80,738	17,971	12,213
Distribution services	6,461	2,762	35,472	5,247	2,511
Insurance administrative services	1,769	543	9,745	799	1,342
Transfer agent services	1	– [4]	6	1	– [4]
Administrative services	1,439	417	8,067	1,128	635
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	45	48	197	58	27
Registration statement and prospectus	71	25	425	59	32
Trustees’ compensation	27	7	156	21	12
Auditing and legal	31	62	64	34	69
Custodian	478	133	415	525	730

Other	5	20	50	5	29

Total fees and expenses before waivers and/or reimbursements	33,112	13,020	135,335	25,848	17,600
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	4,969	696	1	757	1,556
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers and/or reimbursements of fees and expenses	4,969	696	1	757	1,556

Total fees and expenses after waivers and/or reimbursements	28,143	12,324	135,334	25,091	16,044

Net investment income	52,377	11,323	43,488	63,181	27,892

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	1,002,681	629,855	2,854,051	1,564,728	282,005
Affiliated issuers	(33)	6	20	(6)	9
Options purchased (futures style)	–	–	–	–	–
Options written	–	–	–	–	–
Futures contracts	–	–	–	–	(36)
Forward currency contracts	–	–	–	–	(134)
Swap contracts	–	–	–	–	–
In-kind redemptions	–	–	–	–	–
Currency transactions	(1,793)	(890)	(21)	(4,191)	213
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	1,000,855	628,971	2,854,050	1,560,531	282,057
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	926,034	(218,142)	809,034	(565,241)	344,938
Affiliated issuers	(43)	(8)	(258)	(29)	(9)
Options written	–	–	–	–	–
TBA sale commitments	–	–	–	–	–
Futures contracts	–	–	–	–	(15)
Forward currency contracts	–	–	–	–	(28)
Swap contracts	–	–	–	–	–
Currency translations	(332)	(788)	(191)	(1,645)	(928)

	925,659	(218,938)	808,585	(566,915)	343,958

Net realized gain (loss) and unrealized appreciation (depreciation)	1,926,514	410,033	3,662,635	993,616	626,015

Net increase (decrease) in net assets resulting from operations	$1,978,891	$421,356	$3,706,123	$1,056,797	$653,907

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

309 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2026 (continued)	unaudited (dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund

Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$107,548	$ 602		$ 20,627	$ 268,920	$ 7,046
Affiliated issuers	6,864	63		884	20,267	262

	114,412	665		21,511	289,187	7,308
Interest from unaffiliated issuers	4	2		149	30	26
Securities lending income (net of fees)	25	4		16	86	2

	114,441	671		21,676	289,303	7,336
Fees and expenses[3]:
Investment advisory services	22,314	231		5,025	53,978	1,047
Distribution services	6,915	20		1,858	22,208	490
Insurance administrative services	3,079	22		494	4,340	282
Transfer agent services	1	–		– [4]	5	–	[4]
Administrative services	1,790	16		317	6,550	66
Accounting and administrative services	–	–		–	–	–
Reports to shareholders	43	7		20	155	11
Registration statement and prospectus	96	13		17	349	3
Trustees’ compensation	34	–	[4]	6	126	1
Auditing and legal	28	10		26	67	21
Custodian	102	–	[4]	102	271	44

Other	9	–	[4]	2	23	1

Total fees and expenses before waivers and/or reimbursements	34,411	319		7,867	88,072	1,966
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	8,949	–		1,058	–	–
Miscellaneous fee reimbursement	–	–	[4]	–	–	–

Total waivers and/or reimbursements of fees and expenses	8,949	–	[4]	1,058	–	–

Total fees and expenses after waivers and/or reimbursements	25,462	319		6,809	88,072	1,966

Net investment income	88,979	352		14,867	201,231	5,370

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	387,917	1,330		193,609	3,231,715	17,495
Affiliated issuers	(41)	–	[4]	1	70,741	(2)
Options purchased (futures style)	–	–		–	–	–
Options written	–	–		–	–	–
Futures contracts	–	–		–	–	–
Forward currency contracts	–	–		–	–	–
Swap contracts	–	–		–	–	–
In-kind redemptions	–	–		–	–	–
Currency transactions	(2)	–	[4]	170	2,594	(57)
Capital gain distributions received from affiliated issuers	–	–		–	–	–

	387,874	1,330		193,780	3,305,050	17,436
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	384,352	11,857		94,305	1,133,330	26,789
Affiliated issuers	(41)	–	[4]	(5)	(58,596)	–	[4]
Options written	–	–		–	–	–
TBA sale commitments	–	–		–	–	–
Futures contracts	–	–		–	–	–
Forward currency contracts	–	–		–	–	–
Swap contracts	–	–		–	–	–
Currency translations	(1)	–		(61)	(29)	6

	384,310	11,857		94,239	1,074,705	26,795

Net realized gain (loss) and unrealized appreciation (depreciation)	772,184	13,187		288,019	4,379,755	44,231

Net increase (decrease) in net assets resulting from operations	$861,163	$13,539		$302,886	$4,580,986	$49,601

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 310

Financial statements (continued) Statements of operations for the six months ended June 30, 2026 (continued)	unaudited (dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund

Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$22,166	$95,012	$3,545	$4	$14
Affiliated issuers	2,332	42,768	660	6,709	2,119

	24,498	137,780	4,205	6,713	2,133
Interest from unaffiliated issuers	5,981	189,138	2,894	254,514	29,129
Securities lending income (net of fees)	18	371	2	–	–

	30,497	327,289	7,101	261,227	31,262
Fees and expenses[3]:
Investment advisory services	3,045	36,299	1,021	19,563	2,868
Distribution services	1,040	14,580	446	5,101	1,018
Insurance administrative services	1,030	9,178	267	2,207	142
Transfer agent services	– [4]	3	– [4]	1	– [4]
Administrative services	256	4,127	69	1,667	200
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	14	104	10	54	18
Registration statement and prospectus	21	224	4	92	13
Trustees’ compensation	5	79	1	32	4
Auditing and legal	43	42	21	18	20
Custodian	62	103	51	73	143

Other	1	15	– [4]	6	2

Total fees and expenses before waivers and/or reimbursements	5,517	64,754	1,890	28,814	4,428
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	1,138	–	46	8,522	–
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers and/or reimbursements of fees and expenses	1,138	–	46	8,522	–

Total fees and expenses after waivers and/or reimbursements	4,379	64,754	1,844	20,292	4,428

Net investment income	26,118	262,535	5,257	240,935	26,834

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	52,307	1,484,104	10,396	(59,420)	(17,729)
Affiliated issuers	1	(35,989)	(2)	69	10
Options purchased (futures style)	–	–	(37)	–	(278)
Options written	–	–	7	–	52
Futures contracts	(2,419)	(49,271)	(958)	(80,796)	(9,139)
Forward currency contracts	(17)	–	909	3,469	(2,972)
Swap contracts	96	12,431	9	5,505	(3,147)
In-kind redemptions	–	–	–	–	–
Currency transactions	(80)	708	139	(29)	536
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	49,888	1,411,983	10,463	(131,202)	(32,667)
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	53,227	481,166	9,842	(77,480)	(7,739)
Affiliated issuers	(558)	22,367	(66)	(114)	(342)
Options written	–	–	(4)	–	(28)
TBA sale commitments	–	–	–	(642)	–
Futures contracts	535	10,860	180	20,477	1,332
Forward currency contracts	9	–	468	339	(3,141)
Swap contracts	109	1,109	57	(433)	2,578
Currency translations	(54)	(100)	(23)	(36)	(153)

	53,268	515,402	10,454	(57,889)	(7,493)

Net realized gain (loss) and unrealized appreciation (depreciation)	103,156	1,927,385	20,917	(189,091)	(40,160)

Net increase (decrease) in net assets resulting from operations	$129,274	$2,189,920	$26,174	$51,844	$(13,326)

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

311 American Funds Insurance Series

Financial statements (continued) Statements of operations for the six months ended June 30, 2026 (continued)	unaudited (dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund

Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$515	$–	$–		$–	$391
Affiliated issuers	792	–	–		–	791

	1,307	–	–		–	1,182
Interest from unaffiliated issuers	32,657	2,723	5,745		41,651	–
Securities lending income (net of fees)	–	–	–		–	–

	33,964	2,723	5,745		41,651	1,182
Fees and expenses[3]:
Investment advisory services	1,918	170	391		2,725	243
Distribution services	973	128	337		1,603	590
Insurance administrative services	329	83	73		706	607
Transfer agent services	– [4]	– [4]	–	[4]	– [4]	– [4]
Administrative services	142	18	46		277	–
Accounting and administrative services	–	–	–		–	35
Reports to shareholders	20	8	9		21	–
Registration statement and prospectus	9	1	3		15	12
Trustees’ compensation	3	– [4]	1		5	1
Auditing and legal	11	6	6		8	13
Custodian	9	7	–	[4]	12	3

Other	6	– [4]	–	[4]	1	– [4]

Total fees and expenses before waivers and/or reimbursements	3,420	421	866		5,373	1,504
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	510	42	–		770	–
Miscellaneous fee reimbursement	–	–	–		–	–

Total waivers and/or reimbursements of fees and expenses	510	42	–		770	–

Total fees and expenses after waivers and/or reimbursements	2,910	379	866		4,603	1,504

Net investment income	31,054	2,344	4,879		37,048	(322)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	11,621	(11)	–		23	(4,165)
Affiliated issuers	(3)	–	–		–	21,725
Options purchased (futures style)	–	–	–		–	–
Options written	–	–	–		204	–
Futures contracts	(335)	(1,716)	–		(22,324)	(2,219)
Forward currency contracts	–	–	–		–	–
Swap contracts	19	34	–		2,403	–
In-kind redemptions	(2,095)	–	–		–	–
Currency transactions	19	–	–		–	25
Capital gain distributions received from affiliated issuers	–	–	–		–	35,433

	9,226	(1,693)	–		(19,694)	50,799
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	(22,960)	(1,085)	(43)		(18,650)	350
Affiliated issuers	(6)	–	–		–	(29,523)
Options written	–	–	–		(1,024)	–
TBA sale commitments	–	–	–		–	–
Futures contracts	16	287	–		1,295	211
Forward currency contracts	–	–	–		–	–
Swap contracts	(606)	25	–		(1,480)	–
Currency translations	(2)	–	–		–	–

	(23,558)	(773)	(43)		(19,859)	(28,962)

Net realized gain (loss) and unrealized appreciation (depreciation)	(14,332)	(2,466)	(43)		(39,553)	21,837

Net increase (decrease) in net assets resulting from operations	$16,722	$(122)	$4,836		$(2,505)	$21,515

Refer to the end of the statements of operations for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 312

Financial statements (continued) Statements of operations for the six months ended June 30, 2026 (continued)	unaudited (dollars in thousands)

	Managed Risk EUPAC Fund[5]	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Investment income:
Income (net of non-U.S. taxes3):
Dividends:
Unaffiliated issuers	$92	$248	$1,621	$1,217
Affiliated issuers	2,179	1,118	8,621	5,709

	2,271	1,366	10,242	6,926
Interest from unaffiliated issuers	–	–	–	–
Securities lending income (net of fees)	–	–	–	–

	2,271	1,366	10,242	6,926
Fees and expenses[3]:
Investment advisory services	56	152	1,024	722
Distribution services	137	377	314	1,790
Insurance administrative services	139	381	2,561	1,806
Transfer agent services	– [4]	– [4]	– [4]	– [4]
Administrative services	–	–	–	–
Accounting and administrative services	31	33	53	47
Reports to shareholders	–	–	–	–
Registration statement and prospectus	8	10	26	28
Trustees’ compensation	– [4]	1	6	4
Auditing and legal	13	13	15	15
Custodian	3	3	2	3

Other	– [4]	– [4]	1	1

Total fees and expenses before waivers and/or reimbursements	387	970	4,002	4,416
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waivers	–	–	–	–
Miscellaneous fee reimbursement	21	–	–	–

Total waivers and/or reimbursements of fees and expenses	21	–	–	–

Total fees and expenses after waivers and/or reimbursements	366	970	4,002	4,416

Net investment income	1,905	396	6,240	2,510

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[3] on:
Investments in:
Unaffiliated issuers	(754)	(2,320)	(25,807)	(3,565)
Affiliated issuers	6,550	10,346	61,561	29,533
Options purchased (futures style)	–	–	–	–
Options written	–	–	–	–
Futures contracts	115	(901)	702	(3,125)
Forward currency contracts	–	–	–	–
Swap contracts	–	–	–	–
In-kind redemptions	–	–	–	–
Currency transactions	2	14	139	20
Capital gain distributions received from affiliated issuers	6,690	22,249	112,689	143,023

	12,603	29,388	149,284	165,886
Net unrealized appreciation (depreciation)[3] on:
Investments in:
Unaffiliated issuers	168	(154)	(1,611)	862
Affiliated issuers	(1,789)	(14,900)	(9,184)	(67,580)
Options written	–	–	–	–
TBA sale commitments	–	–	–	–
Futures contracts	(1)	115	1,134	166
Forward currency contracts	–	–	–	–
Swap contracts	–	–	–	–
Currency translations	–	–	–	–

	(1,622)	(14,939)	(9,661)	(66,552)

Net realized gain (loss) and unrealized appreciation (depreciation)	10,981	14,449	139,623	99,334

Net increase (decrease) in net assets resulting from operations	$12,886	$14,845	$145,863	$101,844

1 Formerly Global Small Capitalization Fund.

2 Formerly International Fund.

3 Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

4 Amount less than one thousand.

5 Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

313 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		SMALLCAP World Fund[1]		Growth Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 52,377	$ 85,110	$11,323	$ 18,431	$ 43,488	$ 54,006
Net realized gain (loss)	1,000,855	1,234,283	628,971	355,751	2,854,050	4,846,029
Net unrealized appreciation (depreciation)	925,659	366,091	(218,938)	36,353	808,585	4,566,446

Net increase (decrease) in net assets resulting from operations	1,978,891	1,685,484	421,356	410,535	3,706,123	9,466,481

Distributions paid to shareholders	(1,260,549)	(1,167,286)	(382,971)	(76,359)	(4,891,006)	(4,046,623)

Net capital share transactions	856,181	554,825	(432,626)	(370,832)	3,730,901	1,555,981

Total increase (decrease) in net assets	1,574,523	1,073,023	(394,241)	(36,656)	2,546,018	6,975,839

Net assets:
Beginning of period	9,131,346	8,058,323	2,953,803	2,990,459	54,678,782	47,702,943

End of period	$10,705,869	$9,131,346	$2,559,562	$2,953,803	$57,224,800	$54,678,782

					Washington Mutual
	EUPAC Fund[3]		New World Fund		Investors Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 63,181	$ 116,468	$27,892	$ 54,382	$ 88,979	$ 173,488
Net realized gain (loss)	1,560,531	751,298	282,057	300,188	387,874	1,056,404
Net unrealized appreciation (depreciation)	(566,915)	843,988	343,958	563,384	384,310	614,843

Net increase (decrease) in net assets resulting from operations	1,056,797	1,711,754	653,907	917,954	861,163	1,844,735

Distributions paid to shareholders	(697,447)	(99,689)	(322,565)	(192,985)	(1,105,239)	(947,281)

Net capital share transactions	(221,939)	(946,603)	126,330	(89,200)	629,839	10,588

Total increase (decrease) in net assets	137,411	665,462	457,672	635,769	385,763	908,042

Net assets:
Beginning of period	7,451,980	6,786,518	4,047,368	3,411,599	11,974,056	11,066,014

End of period	$7,589,391	$7,451,980	$4,505,040	$4,047,368	$12,359,819	$11,974,056

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 314

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

			Capital
	U.S. Small and Mid		World Growth
	Cap Equity Fund		and Income Fund		Growth-Income Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 352	$ 378	$14,867	$ 29,211	$ 201,231	$ 440,468
Net realized gain (loss)	1,330	(942)	193,780	183,807	3,305,050	3,163,906
Net unrealized appreciation (depreciation)	11,857	4,098	94,239	227,115	1,074,705	3,496,858

Net increase (decrease) in net assets resulting from operations	13,539	3,534	302,886	440,133	4,580,986	7,101,232

Distributions paid to shareholders	–	(397)	(195,424)	(99,132)	(3,307,031)	(7,414,912)

Net capital share transactions	(2,626)	81,910	11,501	(142,611)	1,042,931	2,685,997

Total increase (decrease) in net assets	10,913	85,047	118,963	198,390	2,316,886	2,372,317

Net assets:
Beginning of period	99,626	14,579	2,086,709	1,888,319	43,627,311	41,254,994

End of period	$110,539	$99,626	$2,205,672	$2,086,709	$45,944,197	$43,627,311

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 5,370	$ 8,831	$26,118	$ 46,685	$ 262,535	$ 563,801
Net realized gain (loss)	17,436	21,065	49,888	64,110	1,411,983	2,918,103
Net unrealized appreciation (depreciation)	26,795	82,880	53,268	170,743	515,402	552,999

Net increase (decrease) in net assets resulting from operations	49,601	112,776	129,274	281,538	2,189,920	4,034,903

Distributions paid to shareholders	(2,912)	(9,200)	(75,568)	(46,016)	(3,054,502)	(2,469,833)

Net capital share transactions	2,115	(21,614)	56,303	56,186	1,524,263	(975,710)

Total increase (decrease) in net assets	48,804	81,962	110,009	291,708	659,681	589,360

Net assets:
Beginning of period	404,615	322,653	1,660,376	1,368,668	27,675,040	27,085,680

End of period	$453,419	$404,615	$1,770,385	$1,660,376	$28,334,721	$27,675,040

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

315 American Funds Insurance Series

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	American Funds		The Bond Fund
	Global Balanced Fund		of America		Capital World Bond Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 5,257	$ 9,741	$240,935	$ 494,217	$ 26,834	$ 57,420
Net realized gain (loss)	10,463	23,483	(131,202)	30,281	(32,667)	(8,965)
Net unrealized appreciation (depreciation)	10,454	32,703	(57,889)	271,022	(7,493)	82,688

Net increase (decrease) in net assets resulting from operations	26,174	65,927	51,844	795,520	(13,326)	131,143

Distributions paid to shareholders	(28,875)	(21,425)	(81,973)	(486,650)	(10,853)	(44,306)

Net capital share transactions	23,499	13,683	(127,933)	(119,742)	(312,760)	(55,304)

Total increase (decrease) in net assets	20,798	58,185	(158,062)	189,128	(336,939)	31,533

Net assets:
Beginning of period	450,467	392,282	11,356,026	11,166,898	1,479,770	1,448,237

End of period	$471,265	$450,467	$11,197,964	$11,356,026	$1,142,831	$1,479,770

	American		American Funds
	High-Income Trust		Mortgage Fund		Ultra-Short Bond Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 31,054	$ 65,115	$ 2,344	$ 5,336	$ 4,879	$ 12,329
Net realized gain (loss)	9,226	(1,450)	(1,693)	1,506	– [4]	– [4]
Net unrealized appreciation (depreciation)	(23,558)	15,637	(773)	2,675	(43)	(2)

Net increase (decrease) in net assets resulting from operations	16,722	79,302	(122)	9,517	4,836	12,327

Distributions paid to shareholders	(12,193)	(64,338)	(954)	(5,115)	(1,945)	(12,940)

Net capital share transactions	(148,702)	91,682	(18,499)	10,334	(13,473)	(30,488)

Total increase (decrease) in net assets	(144,173)	106,646	(19,575)	14,736	(10,582)	(31,101)

Net assets:
Beginning of period	1,038,609	931,963	125,567	110,831	307,577	338,678

End of period	$ 894,436	$1,038,609	$105,992	$125,567	$296,995	$307,577

Refer to the end of the statements of changes in net assets for footnote(s).

Refer to the notes to financial statements.

American Funds Insurance Series 316

Financial statements (continued) Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Government		Managed Risk		Managed Risk
	Securities Fund		Growth Fund		EUPAC Fund[5]

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 37,048	$ 75,521	$ (322)	$ 1,086	$ 1,905	$ 1,410
Net realized gain (loss)	(19,694)	24,581	50,799	87,123	12,603	(315)
Net unrealized appreciation (depreciation)	(19,859)	36,802	(28,962)	(22,937)	(1,622)	15,064

Net increase (decrease) in net assets resulting from operations	(2,505)	136,904	21,515	65,272	12,886	16,159

Distributions paid to shareholders	(13,862)	(79,096)	(32,891)	(28,627)	(1,429)	(1,480)

Net capital share transactions	20,206	(487)	(2,229)	(57,328)	(13,293)	(15,583)

Total increase (decrease) in net assets	3,839	57,321	(13,605)	(20,683)	(1,836)	(904)

Net assets:
Beginning of period	1,877,348	1,820,027	505,579	526,262	113,404	114,308

End of period	$1,881,187	$1,877,348	$491,974	$505,579	$111,568	$113,404

	Managed Risk
	Washington Mutual		Managed Risk		Managed Risk
	Investors Fund		Growth-Income Fund		Asset Allocation Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2026[2]	2025	2026[2]	2025	2026[2]	2025
Operations:
Net investment income (loss)	$ 396	$ 4,249	$6,240	$ 27,973	$ 2,510	$ 24,722
Net realized gain (loss)	29,388	23,538	149,284	316,725	165,886	115,851
Net unrealized appreciation (depreciation)	(14,939)	4,272	(9,661)	(116,759)	(66,552)	62,522

Net increase (decrease) in net assets resulting from operations	14,845	32,059	145,863	227,939	101,844	203,095

Distributions paid to shareholders	(4,282)	(5,960)	(310,037)	(128,115)	(135,831)	(168,266)

Net capital share transactions	(21,823)	(33,133)	159,229	(184,550)	11,757	(584,977)

Total increase (decrease) in net assets	(11,260)	(7,034)	(4,945)	(84,726)	(22,230)	(550,148)

Net assets:
Beginning of period	315,172	322,206	2,092,140	2,176,866	1,475,702	2,025,850

End of period	$303,912	$315,172	$2,087,195	$2,092,140	$1,453,472	$1,475,702

1 Formerly Global Small Capitalization Fund.

2 Unaudited.

3 Formerly International Fund.

4 Amount less than one thousand.

5 Formerly Managed Risk International Fund.

Refer to the notes to financial statements.

317 American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 42 different funds (“the funds”), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk EUPAC Fund (formerly Managed Risk International Fund), Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

SMALLCAP World Fund (formerly Global Small Capitalization Fund) – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

EUPAC Fund (formerly International Fund) – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund – To provide capital appreciation.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series 318

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk EUPAC Fund (formerly Managed Risk International Fund) – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

319 American Funds Insurance Series

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends are declared daily after and determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions are a return of capital for tax purposes.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions – Each fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the six months ended June 30, 2026, the American High Income Trust fund delivered $149,168,000 of investment securities in connection with in-kind redemptions. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series 320

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

321 American Funds Insurance Series

Processes and structure – The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of June 30, 2026, were as follows (dollars in thousands):

Global Growth Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$2,537,645	$1,817,743	$–	$ 4,355,388
Industrials	1,013,496	649,448	–	1,662,944
Financials	476,801	694,061	–	1,170,862
Consumer discretionary	485,854	396,825	–	882,679
Health care	688,089	185,706	–	873,795
Communication services	493,309	145,227	–	638,536
Materials	147,710	158,136	–	305,846
Consumer staples	93,237	199,825	–	293,062
Real estate	37,724	85,802	–	123,526
Energy	67,841	54,015	–	121,856
Utilities	13,610	50,295	–	63,905
Short-term securities	222,227	–	–	222,227

Total	$6,277,543	$4,437,083	$–	$10,714,626

American Funds Insurance Series 322

SMALLCAP World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$464,872	$289,775	$–	$754,647
Information technology	295,495	225,157	217	520,869
Financials	165,174	152,949	–	318,123
Consumer discretionary	173,992	89,659	–	263,651
Health care	193,912	61,326	–	255,238
Materials	78,770	73,146	–	151,916
Consumer staples	33,336	26,786	–	60,122
Energy	50,070	7,248	–	57,318
Real estate	19,037	25,946	–	44,983
Communication services	12,136	21,875	–	34,011
Utilities	22,747	8,002	–	30,749
Preferred securities	1,155	–	2,091	3,246
Rights & warrants	–	–	79	79
Convertible bonds & notes	–	2,468	–	2,468
Bonds, notes & other debt instruments	–	242	–	242
Short-term securities	60,619	–	–	60,619

Total	$1,571,315	$984,579	$2,387	$2,558,281

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$19,166,407	$1,885,027	$ 105,769		$21,157,203
Communication services	8,146,470	139,569	–		8,286,039
Consumer discretionary	7,410,172	148,825	–		7,558,997
Health care	5,216,505	43,945	–		5,260,450
Industrials	4,270,804	307,207	–		4,578,011
Financials	3,288,501	141,971	–		3,430,472
Consumer staples	1,187,615	–	4,743		1,192,358
Energy	1,131,591	41,160	–		1,172,751
Materials	1,013,798	138,289	–		1,152,087
Real estate	753,578	–	–		753,578
Utilities	331,190	–	–		331,190
Preferred securities	25,615	–	1,030,014		1,055,629
Rights & warrants	–	–	–	[1]	–	[1]
Convertible stocks	–	–	79,563		79,563
Short-term securities	1,241,009	–	–		1,241,009

Total	$53,183,255	$2,845,993	$1,220,089		$57,249,337

323 American Funds Insurance Series

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):

	Common stocks	Preferred securities	Convertible stocks	Rights & warrants		Total
Beginning value at 1/1/2026	$ 41,973	$ 315,115	$36,076	–	[1]	$393,164
Transfers into level 3	–	–	–	–		–
Purchases	35,598	194,967	23,990	–		254,555
Sales	(3)	(5,262)	–	–		(5,265)
Net realized gain (loss)	(36,997)	–	(11,834)	–		(48,831)
Unrealized appreciation (depreciation)	69,941	525,194	31,331	–		626,466
Transfers out of level 3	–	–	–	–		–

Ending value at 6/30/2026	$110,512	$1,030,014	$79,563	–	[1]	$1,220,089

Net unrealized appreciation during the period on level 3 investment securities held at 6/30/2026	$ 51,222	$ 523,099	$20,144	–		$594,464

1Amount less than one thousand.

2Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

3Net realized gain (loss) and unrealized appreciation (depreciation) are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2026		Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Common stocks	$110,512		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Preferred securities	$1,030,014		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Market comparables	EV/Gross Profit multiple	6.0x	6.0x	Increase
				Transaction price	Not applicable	Not applicable	Not applicable
				Premium to transaction price	20%	20%	Increase
Convertible stocks	$79,563		Market comparables	EV/Sales multiple	30.2x	30.2x	Increase
Rights & warrants	$–	[3]	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable

	$1,220,089

1Weighted average is by relative fair value.

2This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

3Amount less than one thousand.

Key to abbreviations and symbols

EV = Enterprise value

American Funds Insurance Series 324

EUPAC Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 107,571	$1,667,769	$7,933		$1,783,273
Industrials	121,327	1,203,983	–		1,325,310
Financials	95,182	1,122,805	–		1,217,987
Materials	432,826	299,538	–		732,364
Consumer discretionary	123,161	398,193	–		521,354
Health care	63,086	386,037	–		449,123
Communication services	19,027	334,404	–		353,431
Consumer staples	36,473	255,635	–		292,108
Utilities	5,519	278,642	–		284,161
Energy	168,137	114,366	–		282,503
Real estate	–	33,234	–		33,234
Preferred securities	8,805	8,994	726		18,525
Rights & warrants	–	–	–	*	–	*
Short-term securities	269,540	–	–		269,540

Total	$1,450,654	$6,103,600	$8,659		$7,562,913

*Amount less than one thousand.

New World Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 341,953	$1,218,276	$ 634		$1,560,863
Financials	105,232	526,049	–	*	631,281
Industrials	126,055	377,627	–		503,682
Consumer discretionary	144,595	203,360	–		347,955
Communication services	135,655	209,184	–		344,839
Materials	197,582	146,481	–	*	344,063
Health care	51,772	104,853	–		156,625
Consumer staples	52,567	87,820	–		140,387
Energy	47,517	39,339	–	*	86,856
Utilities	20,321	59,020	–		79,341
Real estate	723	44,821	–		45,544
Preferred securities	25,415	8,471	6,646		40,532
Bonds, notes & other debt instruments	–	97,227	–		97,227
Short-term securities	131,606	988	–		132,594

Total	$1,380,993	$3,123,516	$7,280		$4,511,789

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 14	$ –	$–	$ 14
Unrealized appreciation on open forward currency contracts	–	75	–	75

Liabilities:
Unrealized depreciation on futures contracts	(22)	–	–	(22)
Unrealized depreciation on open forward currency contracts	–	(101)	–	(101)

Total	$ (8)	$ (26)	$–	$ (34)

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

325 American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$ 20,605	$1,177	$–	$ 21,782
Industrials	19,987	–	–	19,987
Information technology	17,711	–	–	17,711
Consumer discretionary	14,692	–	–	14,692
Health care	12,382	–	–	12,382
Consumer staples	5,305	–	–	5,305
Materials	3,706	–	–	3,706
Utilities	3,465	–	–	3,465
Energy	2,981	–	–	2,981
Real estate	1,987	–	–	1,987
Communication services	1,981	–	–	1,981
Short-term securities	2,513	–	–	2,513

Total	$107,315	$1,177	$–	$108,492

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 389,059	$244,115	$ –		$ 633,174
Industrials	129,899	175,633	–		305,532
Financials	100,888	128,181	–	*	229,069
Communication services	136,945	55,739	–		192,684
Health care	115,706	39,752	–		155,458
Materials	118,078	33,196	–		151,274
Consumer discretionary	104,745	45,499	447		150,691
Consumer staples	60,572	42,949	–		103,521
Energy	61,937	23,092	–		85,029
Utilities	40,839	36,399	–		77,238
Real estate	10,014	7,118	–		17,132
Preferred securities	11,468	1,080	1,397		13,945
Convertible stocks	17,108	–	–		17,108
Bonds, notes & other debt instruments	–	4,504	–		4,504
Short-term securities	73,252	–	–		73,252

Total	$1,370,510	$837,257	$1,844		$2,209,611

*Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$15,244,592	$1,304,289	$–	$16,548,881
Industrials	4,718,590	350,403	–	5,068,993
Communication services	4,474,097	–	–	4,474,097
Consumer discretionary	4,440,117	–	–	4,440,117
Health care	4,332,775	–	–	4,332,775
Financials	3,929,441	–	–	3,929,441
Consumer staples	574,100	939,832	–	1,513,932
Energy	1,402,311	–	–	1,402,311
Utilities	1,322,403	–	–	1,322,403
Materials	1,285,524	–	–	1,285,524
Real estate	316,614	–	–	316,614
Convertible stocks	9,205	–	–	9,205
Short-term securities	1,371,027	–	–	1,371,027

Total	$43,420,796	$2,594,524	$–	$46,015,320

American Funds Insurance Series 326

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 3,271	$ 90,662	$ –		$ 93,933
Financials	6,540	77,938	–	*	84,478
Industrials	8,383	55,006	–		63,389
Materials	14,547	18,573	–	*	33,120
Consumer discretionary	3,772	28,080	174		32,026
Consumer staples	5,492	24,820	–		30,312
Health care	934	23,934	–		24,868
Communication services	2,300	20,874	–		23,174
Energy	10,012	10,441	–	*	20,453
Utilities	983	16,092	–		17,075
Real estate	731	5,225	–		5,956
Preferred securities	–	263	287		550
Short-term securities	19,483	–	–		19,483

Total	$76,448	$371,908	$461		$448,817

*Amount less than one thousand.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$119,340	$148,222	$ –	*	$ 267,562
Information technology	112,422	93,798	–		206,220
Industrials	73,031	83,709	–		156,740
Health care	103,872	44,207	–		148,079
Consumer staples	90,900	55,651	–		146,551
Utilities	58,884	50,597	–		109,481
Consumer discretionary	56,022	36,381	–		92,403
Energy	64,847	13,790	–		78,637
Materials	33,631	24,073	–		57,704
Communication services	14,176	27,423	–		41,599
Real estate	32,098	5,511	–		37,609
Preferred securities	2,580	–	–		2,580
Convertible stocks	22,573	–	–		22,573
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	119,191	–		119,191
Mortgage-backed obligations	–	87,757	95		87,852
Corporate bonds and notes	–	72,753	–		72,753
Other bonds & notes	–	13,507	184		13,691
Investment funds	38,448	–	–		38,448
Short-term securities	88,390	–	–		88,390

Total	$911,214	$876,570	$279		$1,788,063

Refer to the next page for footnote(s).

327 American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$564	$ –	$–	$ 564
Unrealized appreciation on open forward currency contracts	–	14	–	14
Unrealized appreciation on centrally cleared interest rate swaps	–	365	–	365
Unrealized appreciation on bilateral interest rate swaps	–	4	–	4
Unrealized appreciation on centrally cleared credit default swaps	–	1	–	1
Liabilities:
Unrealized depreciation on futures contracts	(308)	–	–	(308)
Unrealized depreciation on open forward currency contracts	–	(5)	–	(5)
Unrealized depreciation on centrally cleared credit default swaps	–	(3)	–	(3)

Total	$256	$376	$–	$ 632

*Amount less than one thousand.

†Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 5,478,234	$ 196,133	$ –		$ 5,674,367
Industrials	2,242,986	84,301	–		2,327,287
Financials	2,102,470	–	–	*	2,102,470
Health care	1,708,024	3,797	12,982		1,724,803
Consumer discretionary	1,341,611	74,693	721		1,417,025
Communication services	1,346,445	–	–		1,346,445
Materials	1,121,497	74,241	–	*	1,195,738
Consumer staples	845,557	36,650	–		882,207
Utilities	376,748	–	–		376,748
Energy	347,856	–	697		348,553
Real estate	23,779	–	–		23,779
Preferred securities	–	–	64,850		64,850
Rights & warrants	–	–	–	*	–	*
Convertible stocks	39,491	–	–		39,491
Convertible bonds & notes	–	38,572	–		38,572
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	–	3,348,344	–		3,348,344
Corporate bonds and notes	–	2,604,907	409		2,605,316
Mortgage-backed obligations	–	2,179,816	–		2,179,816
Asset-backed obligations	–	463,329	–		463,329
Bonds & notes of governments & government agencies outside the U.S.	–	114,748	–		114,748
Loans	–	28,047	7,272		35,319
Municipals	–	21,749	–		21,749
Investment funds	747,469	–	–		747,469
Short-term securities	1,815,154	–	–		1,815,154

Total	$19,537,321	$9,269,327	$86,931		$28,893,579

American Funds Insurance Series 328

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$11,353	$ –	$–	$11,353
Unrealized appreciation on centrally cleared interest rate swaps	–	5,295	–	5,295
Liabilities:
Unrealized depreciation on futures contracts	(4,637)	–	–	(4,637)
Unrealized depreciation on centrally cleared credit default swaps	–	(1,078)	–	(1,078)

Total	$ 6,716	$4,217	$–	$10,933

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$ 48,187	$ 18,536	$–	$ 66,723
Industrials	21,001	18,451	–	39,452
Financials	13,868	23,713	–	37,581
Health care	24,781	6,344	–	31,125
Materials	20,930	2,238	–	23,168
Utilities	16,630	5,578	–	22,208
Consumer discretionary	9,801	8,324	–	18,125
Communication services	17,245	–	–	17,245
Consumer staples	7,214	7,750	–	14,964
Energy	10,202	1,719	–	11,921
Real estate	–	52	–	52
Preferred securities	1,337	–	–	1,337
Convertible stocks	4,211	–	–	4,211
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	56,737	–	56,737
Corporate bonds and notes	–	32,378	–	32,378
U.S. Treasury bonds & notes	–	31,345	–	31,345
Mortgage-backed obligations	–	21,869	–	21,869
Asset-backed obligations	–	2,865	–	2,865
Federal agency bonds & notes	–	204	–	204
Municipals	–	129	–	129
Investment funds	4,289	–	–	4,289
Short-term securities	35,149	–	–	35,149

Total	$234,845	$238,232	$–	$473,077

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 287	$ –	$–	$ 287
Unrealized appreciation on open forward currency contracts	–	606	–	606
Unrealized appreciation on centrally cleared interest rate swaps	–	413	–	413
Unrealized appreciation on centrally cleared credit default swaps	–	2	–	2
Liabilities:
Unrealized depreciation on futures contracts	(121)	–	–	(121)
Unrealized depreciation on open forward currency contracts	–	(191)	–	(191)
Unrealized depreciation on centrally cleared interest rate swaps	–	(210)	–	(210)
Unrealized depreciation on bilateral interest rate swaps	–	(89)	–	(89)

Total	$ 166	$ 531	$–	$ 697

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

329 American Funds Insurance Series

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$ –	$ 3,708,727	$ –	$ 3,708,727
U.S. Treasury bonds & notes	–	3,213,470	–	3,213,470
Mortgage-backed obligations	–	3,111,771	1,299	3,113,070
Asset-backed obligations	–	423,683	–	423,683
Bonds & notes of governments & government agencies outside the U.S.	–	190,057	–	190,057
Municipals	–	158,423	–	158,423
Loans	–	3,605	5,342	8,947
Common stocks	–	14	–	14
Short-term securities	487,263	–	–	487,263

Total	$487,263	$10,809,750	$6,641	$11,303,654

Liabilities:
TBA sale commitments:
Mortgage-backed obligations	–	(194,533)	–	(194,533)

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$17,327	$ –	$–	$17,327
Unrealized appreciation on open forward currency contracts	–	528	–	528
Unrealized appreciation on centrally cleared interest rate swaps	–	12,513	–	12,513
Unrealized appreciation on bilateral interest rate swaps	–	586	–	586
Unrealized appreciation on centrally cleared credit default swaps	–	81	–	81
Liabilities:
Unrealized depreciation on futures contracts	(5,432)	–	–	(5,432)
Unrealized depreciation on open forward currency contracts	–	(223)	–	(223)
Unrealized depreciation on centrally cleared interest rate swaps	–	(805)	–	(805)
Unrealized depreciation on bilateral interest rate swaps	–	(9,985)	–	(9,985)
Unrealized depreciation on centrally cleared credit default swaps	–	(133)	–	(133)

Total	$11,895	$2,562	$–	$14,457

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series 330

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 210,157	$ –	$ 210,157
Japanese yen	–	58,904	–	58,904
British pounds	–	37,148	–	37,148
Brazilian reais	–	22,152	–	22,152
Canadian dollars	–	18,015	–	18,015
South Korean won	–	17,647	–	17,647
Peruvian nuevos soles	–	17,544	–	17,544
Australian dollars	–	17,334	–	17,334
Hungarian forints	–	13,905	–	13,905
Malaysian ringgits	–	11,821	–	11,821
Chinese yuan renminbi	–	10,544	–	10,544
Colombian pesos	–	8,469	–	8,469
Indian rupees	–	8,441	–	8,441
Mexican pesos	–	6,825	–	6,825
Danish kroner	–	6,002	–	6,002
South African rand	–	5,901	–	5,901
Indonesian rupiah	–	5,304	–	5,304
Czech korunas	–	4,467	–	4,467
Polish zloty	–	3,865	–	3,865
New Zealand dollars	–	3,488	–	3,488
Kazakhstani tenge	–	1,967	–	1,967
Chilean pesos	–	1,935	–	1,935
Turkish lira	–	1,659	–	1,659
Philippine pesos	–	1,169	–	1,169
U.S. dollars	–	524,994	510	525,504
Preferred securities	–	–	89	89
Common stocks	14	–	62	76
Investment funds	22,942	–	–	22,942
Short-term securities	120,184	2,158	–	122,342

Total	$143,140	$1,021,815	$661	$1,165,616

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,742	$ –	$–	$2,742
Unrealized appreciation on open forward currency contracts	–	3,026	–	3,026
Unrealized appreciation on centrally cleared interest rate swaps	–	4,421	–	4,421
Unrealized appreciation on centrally cleared credit default swaps	–	318	–	318
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	–	–	(1,426)
Unrealized depreciation on open forward currency contracts	–	(5,197)	–	(5,197)
Unrealized depreciation on centrally cleared interest rate swaps	–	(1,598)	–	(1,598)
Unrealized depreciation on bilateral interest rate swaps	–	(2,629)	–	(2,629)
Unrealized depreciation on centrally cleared credit default swaps	–	(322)	–	(322)

Total	$1,316	$(1,981)	$–	$ (665)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

331 American Funds Insurance Series

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$ –	$745,169	$ 145	$745,314
Loans	–	32,685	2,484	35,169
Mortgage-backed obligations	–	–	456	456
Municipals	–	143	–	143
Convertible bonds & notes	–	1,183	–	1,183
Common stocks	21,937	4,963	18,084	44,984
Preferred securities	–	–	–	–
Rights & warrants	–	102	–	102
Short-term securities	55,268	–	–	55,268

Total	$77,205	$784,245	$21,169	$882,619

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$25	$ –	$–	$ 25
Liabilities:
Unrealized depreciation on futures contracts	(23)	–	–	(23)
Unrealized depreciation on centrally cleared credit default swaps	–	(769)	–	(769)

Total	$ 2	$(769)	$–	$(767)

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2026 (dollars in thousands):

	Corporate bonds and notes	Loans	Mortgage-backed obligations	Common stocks	Preferred securities	Total
Beginning value at 1/1/2026	$ 148	$2,698	$580	$20,680	$1,713	$25,819
Transfers into level 3*	4	–	–	–	–	4
Purchases	–	187	–	891	–	1,078
Sales	(3)	(799)	(96)	(2,464)	(796)	(4,158)
Net realized gain (loss)	–	(309)	(3)	1,081	(261)	508
Unrealized appreciation (depreciation)	(4)	707	(25)	(2,104)	(656)	(2,082)
Transfers out of level 3*	–	–	–	–	–	–

Ending value at 6/30/2026	$ 145	$2,484	$456	$18,084	–	$21,169

Net unrealized appreciation (depreciation) during the period on level 3 investment securities held at 6/30/2026	$(390)	$ 304	$(26)	$ (2,104)	$ (656)	$ (2,872)

*

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in theavailability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

American Funds Insurance Series 332

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2026	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†

Corporate bonds & notes		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$145		De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable

Loans		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	2,484		De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	10.8x	10.8x	Increase
Mortgage-backed obligations	456	Yield analysis	Yield	12%	12%	Decrease
Common stocks	18,084	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	15%	15%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Market comparables	EV/EBITDA multiple	4.8x - 10.8x	8.0x	Increase
			EV/EBITDA-CAPEX multiple	10.5x	10.5x	Increase

$21,169

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations and symbols

CAPEX = Capital expenditures

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$ –	$ 69,764	$–	$ 69,764
U.S. Treasury bonds & notes	–	9,228	–	9,228
Asset-backed obligations	–	1,888	–	1,888
Short-term securities	–	33,478	–	33,478

Total	$ –	$114,358	$–	$114,358

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 273	$ –	$–	$ 273
Unrealized appreciation on centrally cleared interest rate swaps	–	151	–	151
Liabilities:
Unrealized depreciation on futures contracts	(118)	–	–	(118)

Total	$ 155	$151	$–	$ 306

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2026, all of the fund’s investment securities were classified as Level 2.

333 American Funds Insurance Series

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ –	$ 903,211	$–	$ 903,211
Mortgage-backed obligations	–	622,396	–	622,396
Federal agency bonds & notes	–	47,949	–	47,949
Short-term securities	–	371,426	–	371,426
Options purchased on futures (equity style)	1,870	–	–	1,870

Total	$1,870	$1,944,982	$–	$1,946,852

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 2,295	$ –	$–	$ 2,295
Unrealized appreciation on centrally cleared interest rate swaps	–	15,451	–	15,451
Liabilities:
Value of options written (equity style)	(2,614)	–	–	(2,614)
Unrealized depreciation on futures contracts	(2,214)	–	–	(2,214)
Unrealized depreciation on centrally cleared interest rate swaps	–	(5,000)	–	(5,000)

Total	$(2,533)	$10,451	$–	$ 7,918

*Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk EUPAC Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2026, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.

Market conditions – The prices of, and the income generated by, the securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

American Funds Insurance Series 334

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which a fund invests.

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small and mid-capitalization companies – Investing in small and mid-capitalization companies may pose additional risks. For example, it is often more difficult to value or dispose of smaller company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements than those in the U.S. As a result, a fund’s investments outside the U.S. may be subject to limited available information and, may be more difficult to value than investments in the U.S.; a fund may be unable to pursue legal remedies or obtain and enforce judgments in local courts; and repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

335 American Funds Insurance Series

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Insurance Series 336

Investing in lower rated debt instruments – Lower rated debt securities or instruments, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations (also known as “junk bonds”), generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to a fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, a fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investments in future delivery contracts – A fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When a fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), a fund may or may not hold the types of mortgage-backed securities required to be delivered. A fund may choose to roll these transactions in lieu of settling them.

When a fund rolls the purchase of these types of future delivery transactions, a fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When a fund rolls the sale of these transactions rather than settling them, a fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of a fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for a fund.

337 American Funds Insurance Series

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates –i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in securities backed by the U.S. government – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Leverage risk – Certain transactions of a fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of a fund’s portfolio may be magnified, and a fund may be exposed to a heightened risk of loss and increased costs.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

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Nondiversification – A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk fund’s investments consist of investments in underlying funds, the managed risk fund’s risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, a fund would remain subject to the risk of adverse price movements until a fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

339 American Funds Insurance Series

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.

American Funds Insurance Series 340

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

			Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased

Global Growth Fund	$34,316	$–	$35,547	$–
SMALLCAP World Fund	26,272	–	27,220	–
Growth Fund	322,896	–	330,785	–
EUPAC Fund	44,873	–	46,736	–
New World Fund	6,403	–	6,785	–
Washington Mutual Investors Fund	372	–	379	–
U.S. Small and Mid Cap Equity Fund	1,452	–	1,492	–
Capital World Growth and Income Fund	3,908	–	4,048	–
Growth-Income Fund	21,780	–	22,272	–
International Growth and Income Fund	82	–	87	–
Asset Allocation Fund	72,410	–	73,858	–

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments – Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2026, the unfunded bond commitments for Asset Allocation Fund, American High-Income Trust, Capital World Bond Fund, and Capital Income Builder was $1,440,000, $1,192,000, $31,000 and $6,000, respectively, which would represents 0.01% for Asset Allocation Fund, 0.13% for American High-Income Trust, less than 0.01% for Capital Income Builder, and less than 0.01% Capital World Bond Fund, respectively, of the net assets of each fund should such commitments become due. Net unrealized appreciation on these unfunded commitments was $4,000 for Asset Allocation Fund and $3,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Net unrealized depreciation on these unfunded commitments was $11,000 for Asset Allocation Fund and $5,000 American High-Income Trust, and is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Both are included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

341 American Funds Insurance Series

Option contracts – Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes – As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures – The funds may enter into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

American Funds Insurance Series 342

Options on foreign currencies – The funds may enter into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

343 American Funds Insurance Series

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

American Funds Insurance Series 344

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures		Options on foreign currencies		Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable		Not applicable		$ 6,406	$ 18,425	Not applicable	Not applicable
Capital Income Builder	Not applicable		Not applicable		161,157	759	$ 8,268	$ 5,569
Asset Allocation Fund	Not applicable		Not applicable		2,854,231	Not applicable	598,713	89,748
Global Balanced Fund	$ 14,132	*	$ 3,733	*	87,271	90,024	50,442	4,323
The Bond Fund of America	Not applicable		Not applicable		5,246,520	167,456	1,139,260	171,216
Capital World Bond Fund	108,179	*	22,030	*	940,026	667,589	690,669	69,400
American High-Income Trust	Not applicable		Not applicable		25,782	Not applicable	Not applicable	22,349
American Funds Mortgage Fund	Not applicable		Not applicable		98,794	Not applicable	3,202	Not applicable
U.S. Government Securities Fund	1,069,504		Not applicable		1,930,591	Not applicable	748,494	Not applicable
Managed Risk Growth Fund	748,943		Not applicable		129	Not applicable	Not applicable	Not applicable
Managed Risk EUPAC Fund	122,877		Not applicable		2	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	444,998		Not applicable		64	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	4,934,274		Not applicable		3,721	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation	599,239		Not applicable		133	Not applicable	Not applicable	Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2026 (dollars in thousands):

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$14	Unrealized depreciation[1]	$ 22

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	75	Unrealized depreciation on open forward currency contracts	101

			$89		$123

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$ (36)	Net unrealized appreciation (depreciation) on futures contracts	$(15)

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(134)	Net unrealized appreciation (depreciation) on forward currency contracts	(28)

			$(170)		$(43)

Refer to the end of the table(s) for footnote(s).

345 American Funds Insurance Series

Capital Income Builder

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$564	Unrealized depreciation[1]	$308

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	14	Unrealized depreciation on open forward currency contracts	5

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	365	Unrealized depreciation[1]	—

Swap (bilateral)	Interest	Bilateral swaps, at value	4	Bilateral swaps, at value	—

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	1	Unrealized depreciation[1]	3

			$948		$316

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(2,419)	Net unrealized appreciation (depreciation) on futures contracts	$535

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17)	Net unrealized appreciation (depreciation) on forward currency contracts	9

Swap	Interest	Net realized gain (loss) on swap contracts	24	Net unrealized appreciation (depreciation) on swap contracts	109

Swap	Credit	Net realized gain (loss) on swap contracts	72	Net unrealized appreciation (depreciation) on swap contracts	—

			$(2,340)		$653

Asset Allocation Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$11,353	Unrealized depreciation[1]	$4,637

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,295	Unrealized depreciation[1]	—

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,078

			$16,648		$5,715

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(49,271)	Net unrealized appreciation (depreciation) on futures contracts	$10,860

Swap	Interest	Net realized gain (loss) on swap contracts	13,199	Net unrealized appreciation (depreciation) on swap contracts	1,752

Swap	Credit	Net realized gain (loss) on swap contracts	(768)	Net unrealized appreciation (depreciation) on swap contracts	(643)

			$(36,840)		$11,969

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 346

American Funds Global Balanced Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 287	Unrealized depreciation[1]	$121

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	606	Unrealized depreciation on open forward currency contracts	191

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	413	Unrealized depreciation[1]	210

Swap (bilateral)	Interest	Bilateral swaps, at value	–	Bilateral swaps, at value	89

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	2	Unrealized depreciation[1]	–

			$1,308		$611

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$ (27)	Net unrealized appreciation (depreciation) on investments	$ 8

Options written (equity style)	Currency	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	–

Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(37)	Net unrealized appreciation (depreciation) on options purchased (futures style)	–

Options written (futures style)	Interest	Net realized gain (loss) on options written	–[2]	Net unrealized appreciation (depreciation) on options written	(4)

Futures	Interest	Net realized gain (loss) on futures contracts	(958)	Net unrealized appreciation (depreciation) on futures contracts	180

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	909	Net unrealized appreciation (depreciation) on forward currency contracts	468

Swap	Interest	Net realized gain (loss) on swap contracts	49	Net unrealized appreciation (depreciation) on swap contracts	52

Swap	Credit	Net realized gain (loss) on swap contracts	(40)	Net unrealized appreciation (depreciation) on swap contracts	5

			$(97)		$709

The Bond Fund of America
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$17,327	Unrealized depreciation[1]	$ 5,432

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	528	Unrealized depreciation on open forward currency contracts	223

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	12,513	Unrealized depreciation[1]	805

Swap (bilateral)	Interest	Bilateral swaps, at value	586	Bilateral swaps, at value	9,985

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	81	Unrealized depreciation[1]	133

			$31,035		$16,578

Refer to the end of the table(s) for footnote(s).

347 American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(80,796)	Net unrealized appreciation (depreciation) on futures contracts	$20,477

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	3,469	Net unrealized appreciation (depreciation) on forward currency contracts	339

Swap	Interest	Net realized gain (loss) on swap contracts	5,297	Net unrealized appreciation (depreciation) on swap contracts	(563)

Swap	Credit	Net realized gain (loss) on swap contracts	208	Net unrealized appreciation (depreciation) on swap contracts	130

			$(71,822)		$20,383

Capital World Bond Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 2,742	Unrealized depreciation[1]	$ 1,426

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,026	Unrealized depreciation on open forward currency contracts	5,197

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	4,421	Unrealized depreciation[1]	1,598

Swap (bilateral)	Interest	Bilateral swaps, at value	–	Bilateral swaps, at value	2,629

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	318	Unrealized depreciation[1]	322

			$10,507		$11,172

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$ (211)	Net unrealized appreciation (depreciation) on investments	$ 65

Options written (equity style)	Currency	Net realized gain (loss) on options written	54	Net unrealized appreciation (depreciation) on options written	–

Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased (futures style)	(278)	Net unrealized appreciation (depreciation) on options purchased (futures style)	–

Options written (futures style)	Interest	Net realized gain (loss) on options written	(3)	Net unrealized appreciation (depreciation) on options written	(28)

Futures	Interest	Net realized gain (loss) on futures contracts	(9,139)	Net unrealized appreciation (depreciation) on futures contracts	1,332

Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(2,972)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,141)

Swap	Interest	Net realized gain (loss) on swap contracts	(2,638)	Net unrealized appreciation (depreciation) on swap contracts	2,405

Swap	Credit	Net realized gain (loss) on swap contracts	(509)	Net unrealized appreciation (depreciation) on swap contracts	173

			$(15,696)		$ 806

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 348

American High-Income Trust

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$25	Unrealized depreciation[1]	$23

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	769

			$25		$792

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(335)	Net unrealized appreciation (depreciation) on futures contracts	$ 16

Swap	Credit	Net realized gain (loss) on swap contracts	19	Net unrealized appreciation (depreciation) on swap contracts	(606)

			$(316)		$(590)

American Funds Mortgage Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$273	Unrealized depreciation[1]	$118

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	151	Unrealized depreciation[1]	–

			$424		$118

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain (loss) on futures contracts	$(1,716)	Net unrealized appreciation (depreciation) on futures contracts	$287

Swap	Interest	Net realized gain (loss) on swap contracts	34	Net unrealized appreciation (depreciation) on swap contracts	25

			$(1,682)		$312

Refer to the end of the table(s) for footnote(s).

349 American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Interest	Investment securities	$ 1,870	Investment securities	$ –

Options written (equity style)	Interest	Options written, at value	–	Options written, at value	2,614

Futures	Interest	Unrealized appreciation[1]	2,295	Unrealized depreciation[1]	2,214

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	15,451	Unrealized depreciation[1]	5,000

			$19,616		$9,828

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$ (350)	Net unrealized appreciation (depreciation) on investments	$ 730

Options written (equity style)	Interest	Net realized gain (loss) on options written	204	Net unrealized appreciation (depreciation) on options written	(1,024)

Futures	Interest	Net realized gain (loss) on futures contracts	(22,324)	Net unrealized appreciation (depreciation) on futures contracts	1,295

Swap	Interest	Net realized gain (loss) on swap contracts	2,403	Net unrealized appreciation (depreciation) on swap contracts	(1,480)

			$(20,067)		$ (479)

Managed Risk Growth Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,668	Unrealized depreciation[3]	$–

Futures	Interest	Unrealized appreciation[1]	219	Unrealized depreciation[1]	–

			$1,887		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(4,165)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$350

Futures	Currency	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	(2,188)	Net unrealized appreciation (depreciation) on futures contracts	211

			$(6,384)		$561

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 350

Managed Risk EUPAC Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$438	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[1]	12	Unrealized depreciation[1]	–

			$450		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(754)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$168

Futures	Equity	Net realized gain (loss) on futures contracts	115	Net unrealized appreciation (depreciation) on futures contracts	(1)

			$(639)		$167

Managed Risk Washington Mutual Investors Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$760	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[1]	116	Unrealized depreciation[1]	–

			$876		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,320)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($154)

Futures	Currency	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	(884)	Net unrealized appreciation (depreciation) on futures contracts	115

			$(3,221)		$ (39)

Managed Risk Growth-Income Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$ 9,165	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[1]	1,180	Unrealized depreciation[1]	–

			$10,345		$–

Refer to the end of the table(s) for footnote(s).

351 American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(25,807)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$($1,611)

Futures	Currency	Net realized gain (loss) on futures contracts	(117)	Net unrealized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	819	Net unrealized appreciation (depreciation) on futures contracts	1,134

			$(25,105)		$ (477)

Managed Risk Asset Allocation Fund
		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilites	Value	Location on statement of assets and liabilities	Value

Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,341	Investment securities from unaffiliated issuers[3]	$ –

Futures	Equity	Unrealized appreciation[1]	174	Unrealized depreciation[1]	–

			$1,515		$–

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location of statement of operations	Value	Location on statement of operations	Value

Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,565)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$862

Futures	Currency	Net realized gain (loss) on futures contracts	(29)	Net unrealized appreciation (depreciation) on futures contracts	–

Futures	Equity	Net realized gain (loss) on futures contracts	(3,096)	Net unrealized appreciation (depreciation) on futures contracts	166

			$(6,690)		$1,028

[1]

Includes cumulative appreciation/depreciation on futures style options, futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Insurance Series 352

Rights of offset – Funds that hold forward currency contracts and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2026, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the statement of assets and liabilities		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty			Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Citibank	$ 7		$ (7)	$–	$–	$ –
Goldman Sachs	9		(9)	–	–	–
Morgan Stanley	47		(28)	–	–	19
UBS AG	12		–	–	–	12

Total	$ 75		$(44)	$–	$–	$31

Liabilities:
Bank of America	$8		$ –	$–	$–	$ 8
Citibank	49		(7)	–	–	42
Goldman Sachs	11		(9)	–	–	2
HSBC Bank	5		–	–	–	5
JPMorgan Chase	–	†	–		–	–	†
Morgan Stanley	28		(28)	–	–	–

Total	$101		$(44)	$–	$–	$57

Capital Income Builder

	Gross amounts recognized in the statement of assets and liabilities		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty			Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Barclays Bank PLC	$ 4		$ –	$–	$–	$ 4
HSBC Bank	14		(2)	–	–	12
UBS AG	–	†	–	–	–	–	†

Total	$18		$ (2)	$–	$–	$16

Liabilities:
Goldman Sachs	$ 3		$ –	$–	$–	$ 3
HSBC Bank	2		(2)	–	–	–

Total	$ 5		$ (2)	$–	$–	$ 3

Refer to the end of the table(s) for footnote(s).

353 American Funds Insurance Series

American Funds Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 1	$ (1)	$ –	$ –	$ –
Bank of New York Mellon	7	–	–	–	7
Barclays Bank PLC	67	(46)	–	–	21
Citibank	151	(86)	(65)	–	–
Goldman Sachs	148	(39)	–	–	109
HSBC Bank	29	(13)	–	–	16
JPMorgan Chase	29	(6)	–	–	23
Morgan Stanley	84	(14)	–	(70)	–
RBC Capital Markets	43	(6)	–	–	37
Standard Chartered Bank	47	(36)	–	–	11

Total	$606	$(247)	$(65)	$(70)	$224

Liabilities:
Bank of America	$ 34	$ (1)	$(19)	$ –	$ 14
Barclays Bank PLC	46	(46)	–	–	–
Citibank	86	(86)	–	–	–
Goldman Sachs	39	(39)	–	–	–
HSBC Bank	13	(13)	–	–	–
JPMorgan Chase	6	(6)	–	–	–
Morgan Stanley	14	(14)	–	–	–
RBC Capital Markets	6	(6)	–	–	–
Standard Chartered Bank	36	(36)	–	–	–

Total	$280	$(247)	$(19)	$ –	$ 14

The Bond Fund of America

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 52	$ (52)	$ –	$–	$ –
Barclays Bank PLC	86	(86)	–	–	–
Citibank	100	(7)	(93)	–	–
Goldman Sachs	876	(876)	–	–	–

Total	$ 1,114	$(1,021)	$ (93)	$–	$ –

Liabilities:
Bank of America	$ 812	$ (52)	$ (760)	$–	$ –
Barclays Bank PLC	2,846	(86)	(2,760)	–	–
BNP Paribas	3,217	–	(3,217)	–	–
Citibank	7	(7)	–	–	–
Goldman Sachs	3,163	(876)	(2,287)	–	–
Morgan Stanley	40	–	–	–	40
RBC Capital Markets	123	–	–	–	123

Total	$10,208	$(1,021)	$(9,024)	$–	$163

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 354

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of America	$ 255	$ (255)	$ –	$–	$ –
Bank of New York Mellon	23	(5)	–	–	18
Barclays Bank PLC	549	(85)	–	–	464
BNP Paribas	116	(106)	–	–	10
Citibank	437	(437)	–	–	–
Goldman Sachs	251	(251)	–	–	–
HSBC Bank	100	(100)	–	–	–
JPMorgan Chase	41	(41)	–	–	–
Morgan Stanley	465	(465)	–	–	–
Standard Chartered Bank	361	(361)	–	–	–
UBS AG	462	(462)	–	–	–

Total	$3,151	$(2,659)	$ –	$–	$492

Liabilities:
Bank of America	$ 723	$ (255)	$ (268)	$–	$200
Bank of New York Mellon	5	(5)	–	–	–
Barclays Bank PLC	85	(85)	–	–	–
BNP Paribas	106	(106)	–	–	–
Citibank	579	(437)	(142)	–	–
Goldman Sachs	905	(251)	(654)	–	–
HSBC Bank	140	(100)	–	–	40
JPMorgan Chase	125	(41)	–	–	84
Morgan Stanley	967	(465)	(261)	–	241
Standard Chartered Bank	503	(361)	(142)	–	–
UBS AG	484	(462)	–	–	22

Total	$5,510	$(2,659)	$(2,264)	$–	$587

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

355 American Funds Insurance Series

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2026, some of the funds recognized EU reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest

Global Growth Fund	$467	$40	$26
Capital Income Builder	265	–	12
EUPAC Fund	391	92	–	*
SMALLCAP World Fund	647	1	39
Growth Fund	551	12	26
New World Fund	35	11	1
Capital World Growth and Income Fund	47	15	5
International Growth and Income Fund	245	21	16
Asset Allocation Fund	130	6	–

*Amount less than one thousand.

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund	Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund

As of December 31, 2025:
Undistributed ordinary income	$ 58,118	$ 52,615	$ 328,671	$ 164,687	$ 41,259	$ 40,991
Undistributed long-term capital gains	1,202,418	330,342	4,562,299	532,733	281,284	1,064,187
Capital loss carryforward utilized	–	–	–	206,867	–	–

As of June 30, 2026:
Gross unrealized appreciation on investments	4,594,900	569,231	33,325,893	2,095,721	1,966,057	5,081,469
Gross unrealized depreciation on investments	(466,886)	(92,631)	(1,111,042)	(311,526)	(121,078)	(149,784)
Net unrealized appreciation (depreciation) on investments	4,128,014	476,600	32,214,851	1,784,195	1,844,979	4,931,685

Cost of investments	6,586,612	2,081,681	25,034,486	5,778,718	2,666,776	7,394,159

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 356

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund

As of December 31, 2025:
Undistributed ordinary income	$–	$16,020	$702,034	$2,910	$15,728	$217,220
Undistributed long-term capital gains	–	179,378	2,604,901	–	58,769	2,837,208
Capital loss carryforward*	(592)	–	–	(4,662)	–	–
Capital loss carryforward utilized	–	–	–	21,009	6,862	–

As of June 30, 2026:
Gross unrealized appreciation on investments	20,851	1,013,367	22,380,343	163,637	505,443	9,095,796
Gross unrealized depreciation on investments	(5,986)	(54,061)	(496,449)	(10,622)	(32,587)	(698,933)
Net unrealized appreciation (depreciation) on investments	14,865	959,306	21,883,894	153,015	472,856	8,396,863
Cost of investments	93,627	1,250,305	24,131,426	295,802	1,315,844	20,515,571

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund

As of December 31, 2025:
Undistributed ordinary income	$3,091	$81,931	$10,845	$12,190	$953	$1,944
Undistributed long-term capital gains	25,777	–	–	–	–	–
Capital loss carryforward*	–	(1,511,983)	(198,979)	(329,593)	(12,321)	(1)
Capital loss carryforward utilized	–	72,789	1,003	–	1,889	–

As of June 30, 2026:
Gross unrealized appreciation on investments	106,411	117,071	31,713	43,653	1,001	2
Gross unrealized depreciation on investments	(13,382)	(253,531)	(70,394)	(42,884)	(1,360)	(24)
Net unrealized appreciation (depreciation) on investments	93,029	(136,460)	(38,681)	769	(359)	(22)
Cost of investments	380,520	11,258,411	1,208,557	882,730	115,023	298,723

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2025:
Undistributed ordinary income	$13,856	$1,773	$1,429	$4,281	$24,464	$23,428
Undistributed long-term capital gains	–	31,113	–	–	284,557	112,392
Capital loss carryforward*	(257,785)	–	(21,682)	(1,893)	–	–
Capital loss carryforward utilized	27,799	–	–	20,459	–	–

As of June 30, 2026:
Gross unrealized appreciation on investments	22,459	103,322	25,674	54,708	311,505	159,580
Gross unrealized depreciation on investments	(58,877)	(38,459)	(17,547)	(25,653)	(89,113)	(39,775)
Net unrealized appreciation (depreciation) on investments	(36,418)	64,863	8,127	29,055	222,392	119,805
Cost of investments	1,982,408	426,357	103,411	274,512	1,858,865	1,333,675

*Each fund’s capital loss carryforward will be used to offset any capital gains realized by the the fund in the current year or in subsequent years. Funds with a capital loss carryforwar will not make distributions from capital gains while a capital loss carryforward remains.

357 American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$27,191	$ 538,597	$ 565,788	$ 66,139	$ 455,982	$ 522,121
Class 1A	553	11,411	11,964	749	2,766	3,515
Class 2	22,557	477,652	500,209	53,132	443,236	496,368
Class 4	7,824	174,764	182,588	14,879	130,403	145,282

Total	$58,125	$1,202,424	$1,260,549	$134,899	$1,032,387	$1,167,286

SMALLCAP World Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 3,823	$ 23,695	$ 27,518	$ 3,919	$19,199	$23,118
Class 1A	144	898	1,042	20	126	146
Class 2	39,109	244,964	284,073	5,919	39,094	45,013
Class 4	9,552	60,786	70,338	766	7,316	8,082

Total	$52,628	$330,343	$382,971	$10,624	$65,735	$76,359

Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$156,515	$2,077,012	$2,233,527	$283,031	$1,543,000	$1,826,031
Class 1A	3,013	42,419	45,432	4,439	26,100	30,539
Class 2	123,471	1,758,281	1,881,752	243,730	1,433,339	1,677,069
Class 3	1,616	22,629	24,245	3,240	18,878	22,118
Class 4	44,070	661,980	706,050	69,855	421,011	490,866

Total	$328,685	$4,562,321	$4,891,006	$604,295	$3,442,328	$4,046,623

EUPAC Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 69,277	$221,517	$290,794	$49,061	$–	$49,061
Class 1A	448	1,454	1,902	205	–	205
Class 2	80,139	260,868	341,007	44,060	–	44,060
Class 3	388	1,255	1,643	210	–	210
Class 4	14,444	47,657	62,101	6,153	–	6,153

Total	$164,696	$532,751	$697,447	$99,689	$–	$99,689

American Funds Insurance Series 358

New World Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$21,568	$142,893	$164,461	$32,320	$ 71,532	$103,852
Class 1A	432	2,940	3,372	369	453	822
Class 2	9,379	64,628	74,007	11,967	31,619	43,586
Class 4	9,891	70,834	80,725	11,031	33,694	44,725

Total	$41,270	$281,295	$322,565	$55,687	$137,298	$192,985

Washington Mutual Investors Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$23,095	$ 555,600	$ 578,695	$131,443	$397,175	$528,618
Class 1A	130	3,499	3,629	661	2,103	2,764
Class 2	10,272	278,445	288,717	57,467	193,815	251,282
Class 4	7,522	226,676	234,198	36,815	127,802	164,617

Total	$41,019	$1,064,220	$1,105,239	$226,386	$720,895	$947,281

U.S. Small and Mid Cap Equity Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid

Class 1	$–	$–	$–	$364		$–	†	$364
Class 1A	–	–	–	–	†	–	†	–	†
Class 2	–	–	–	–	†	–	†	–	†
Class 4	–	–	–	33		–	†	33

Total	$–	$–	$–	$397		$–	†	$397

Capital World Growth and Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 4,750	$ 50,757	$ 55,507	$ 9,542	$21,740	$31,282
Class 1A	93	1,050	1,143	157	363	520
Class 2	8,271	93,230	101,501	14,202	37,773	51,975
Class 4	2,921	34,352	37,273	4,099	11,256	15,355

Total	$16,035	$179,389	$195,424	$28,000	$71,132	$99,132

Refer to the end of the table(s) for footnote(s).

359 American Funds Insurance Series

Growth-Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$413,355	$1,514,751	$1,928,106	$512,210	$3,878,399	$4,390,609
Class 1A	3,104	11,429	14,533	901	7,252	8,153
Class 2	227,632	856,200	1,083,832	257,694	2,211,126	2,468,820
Class 3	2,475	9,252	11,727	2,899	23,742	26,641
Class 4	55,525	213,308	268,833	50,309	470,380	520,689

Total	$702,091	$2,604,940	$3,307,031	$824,013	$6,590,899	$7,414,912

International Growth and Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 247	$–	$ 247	$ 835	$–	$ 835
Class 1A	55	–	55	211	–	211
Class 2	1,150	–	1,150	4,052	–	4,052
Class 4	1,460	–	1,460	4,102	–	4,102

Total	$2,912	$–	$2,912	$9,200	$–	$9,200

Capital Income Builder

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 9,466	$29,627	$39,093	$25,206	$–	$25,206
Class 1A	154	546	700	416	–	416
Class 2	233	820	1,053	618	–	618
Class 4	6,934	27,788	34,722	19,776	–	19,776

Total	$16,787	$58,781	$75,568	$46,016	$–	$46,016

Asset Allocation Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$127,517	$1,607,048	$1,734,565	$438,651	$1,019,238	$1,457,889
Class 1A	469	6,200	6,669	1,307	2,795	4,102
Class 2	33,914	450,464	484,378	111,878	280,960	392,838
Class 3	281	3,666	3,947	884	2,081	2,965
Class 4	55,096	769,847	824,943	166,513	445,526	612,039

Total	$217,277	$2,837,225	$3,054,502	$719,233	$1,750,600	$2,469,833

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 360

American Funds Global Balanced Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 680	$ 5,274	$ 5,954	$1,498	$ 3,585	$ 5,083
Class 1A	30	245	275	60	152	212
Class 2	978	8,060	9,038	1,941	5,617	7,558
Class 4	1,409	12,199	13,608	2,293	6,279	8,572

Total	$3,097	$25,778	$28,875	$5,792	$15,633	$21,425

The Bond Fund of America

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$50,387	$–	$50,387	$302,949	$–	$302,949
Class 1A	2,415	–	2,415	12,103	–	12,103
Class 2	18,814	–	18,814	115,204	–	115,204
Class 4	10,357	–	10,357	56,394	–	56,394

Total	$81,973	$–	$81,973	$486,650	$–	$486,650

Capital World Bond Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,856	$–	$ 2,856	$19,172	$–	$19,172
Class 1A	315	–	315	837	–	837
Class 2	6,894	–	6,894	22,086	–	22,086
Class 4	788	–	788	2,211	–	2,211

Total	$10,853	$–	$10,853	$44,306	$–	$44,306

American High-Income Trust

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 1,079	$–	$ 1,079	$16,430	$–	$16,430
Class 1A	179	–	179	438	–	438
Class 2	7,473	–	7,473	34,271	–	34,271
Class 3	107	–	107	495	–	495
Class 4	3,355	–	3,355	12,704	–	12,704

Total	$12,193	$–	$12,193	$64,338	$–	$64,338

Refer to the end of the table(s) for footnote(s).

361 American Funds Insurance Series

American Funds Mortgage Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 13	$–	$ 13	$ 803	$–	$ 803
Class 1A	30	–	30	136	–	136
Class 2	360	–	360	1,703	–	1,703
Class 4	551	–	551	2,473	–	2,473

Total	$954	$–	$954	$5,115	$–	$5,115

Ultra-Short Bond Fund

	Six months ended June 30, 2026						Year ended December 31, 2025

Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 235		$–		$ 235		$ 1,510	$–	$ 1,510
Class 1A	–	†	–	†	–	†	5	–	5
Class 2	1,351		–		1,351		9,131	–	9,131
Class 3	23		–		23		156	–	156
Class 4	336		–		336		2,138	–	2,138

Total	$1,945		$–		$1,945		$12,940	$–	$12,940

U.S. Government Securities Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 2,039	$–	$ 2,039	$11,629	$–	$11,629
Class 1A	2,327	–	2,327	12,377	–	12,377
Class 2	7,553	–	7,553	44,749	–	44,749
Class 3	35	–	35	212	–	212
Class 4	1,908	–	1,908	10,129	–	10,129

Total	$13,862	$–	$13,862	$79,096	$–	$79,096

Managed Risk Growth Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 54	$ 848	$ 902	$ 248	$ 558	$ 806
Class P2	1,721	30,268	31,989	6,657	21,164	27,821

Total	$1,775	$31,116	$32,891	$6,905	$21,722	$28,627

Managed Risk EUPAC Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 31	$–	$ 31	$ 30	$–	$ 30
Class P2	1,398	–	1,398	1,450	–	1,450

Total	$1,429	$–	$1,429	$1,480	$–	$1,480

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 362

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 42	$–	$ 42	$ 58	$–	$ 58
Class P2	4,240	–	4,240	5,902	–	5,902

Total	$4,282	$–	$4,282	$5,960	$–	$5,960

Managed Risk Growth-Income Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$22,465	$249,850	$272,315	$42,231	$70,237	$112,468
Class P2	3,009	34,713	37,722	5,433	10,214	15,647

Total	$25,474	$284,563	$310,037	$47,664	$80,451	$128,115

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2026			Year ended December 31, 2025

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 209	$ 973	$ 1,182	$ 348	$ 722	$ 1,070
Class P2	23,223	111,426	134,649	46,064	121,132	167,196

Total	$23,432	$112,399	$135,831	$46,412	$121,854	$168,266

†Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2026, total investment advisory services fees waived by CRMC were $29,014,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

363 American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30, 2026, before waiver	For the six months ended June 30, 2026, after waiver
Fund	Beginning with	Ending with	Up to	In excess of

Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.371%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund*	.500	.272	.6	55.0	.300	.300
International Fund	.478	.430	15.0	21.0	.478	.458
New World Fund	.577	.510	15.0	15.0	.577	.503
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.224
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.375
Growth-Income Fund	.500	.217	.6	44.0	.247	.247
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.478
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.264	.264
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.426
The Bond Fund of America	.352	.320	15.0	15.0	.352	.199
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.296
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.222
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.212
Managed Risk Growth Fund	.100		all		.100	.100
Managed Risk EUPAC Fund	.100		all		.100	.100
Managed Risk Washington Mutual Investors Fund	.100		all		.100	.100
Managed Risk Growth-Income Fund	.100		all		.100	.100
Managed Risk Asset Allocation Fund	.100		all		.100	.100

*

At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.500% on the first $0.6 billion of daily net assets and decreasing to 0.275% on such assets in excess of $44.0 billion. On March 5, 2026 the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2026, decreasing the annual rate to 0.272% on daily net assets in excess of $55 billion. CRMC waived investment advisory services fees of less than $1,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series 364

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with The Bank of New York Mellon (“BNY“) under which the fund compensates BNY for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 651
Class 1A	$ –	$ 105	13
Class 2	4,797	Not applicable	575
Class 4	1,664	1,664	200

Total class-specific expenses	$6,461	$1,769	$1,439

SMALLCAP World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 85
Class 1A	$ –	$ 9	1
Class 2	2,228	Not applicable	267
Class 4	534	534	64

Total class-specific expenses	$2,762	$543	$417

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,727
Class 1A	$ –	$ 604	72
Class 2	26,080	Not applicable	3,129
Class 3	251	Not applicable	42
Class 4	9,141	9,141	1,097

Total class-specific expenses	$35,472	$9,745	$8,067

EUPAC Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 495
Class 1A	$ –	$ 23	3
Class 2	4,455	Not applicable	535
Class 3	16	Not applicable	2
Class 4	776	776	93

Total class-specific expenses	$5,247	$799	$1,128

365 American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$328
Class 1A	$ –	$ 49	6
Class 2	1,218	Not applicable	146
Class 4	1,293	1,293	155

Total class-specific expenses	$2,511	$1,342	$635

U.S. Small and Mid Cap Equity Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$13
Class 1A	$ –	$ –	—	*
Class 2	–	Not applicable	—	*
Class 4	20	22	3

Total class-specific expenses	$20	$22	$16

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$3,864
Class 1A	$ –	$ 118	14
Class 2	17,842	Not applicable	2,141
Class 3	144	Not applicable	24
Class 4	4,222	4,222	507

Total class-specific expenses	$ 22,208	$4,340	$6,550

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$129
Class 1A	$ –	$ 20	2
Class 2	30	Not applicable	4
Class 4	1,010	1,010	121

Total class-specific expenses	$1,040	$1,030	$256

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 954
Class 1A	$ –	$ 48	6
Class 2	3,885	Not applicable	466
Class 4	3,030	3,031	364

Total class-specific expenses	$ 6,915	$3,079	$1,790

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 93
Class 1A	$ –	$ 15	2
Class 2	1,379	Not applicable	165
Class 4	479	479	57

Total class-specific expenses	$1,858	$494	$317

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 6
Class 1A	$ –	$ 12	1
Class 2	220	Not applicable	26
Class 4	270	270	33

Total class-specific expenses	$ 490	$282	$66

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,367
Class 1A	$ –	$ 73	9
Class 2	5,443	Not applicable	653
Class 3	32	Not applicable	5
Class 4	9,105	9,105	1,093

Total class-specific expenses	$ 14,580	$9,178	$4,127

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 366

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$15
Class 1A	$ –	$ 5	1
Class 2	185	Not applicable	22
Class 4	261	262	31

Total class-specific expenses	$ 446	$267	$69

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 73
Class 1A	$ –	$ 39	5
Class 2	915	Not applicable	110
Class 4	103	103	12

Total class-specific expenses	$1,018	$142	$200

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 1
Class 1A	$ –	$ 4	1
Class 2	49	Not applicable	6
Class 4	79	79	10

Total class-specific expenses	$128	$83	$18

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 39
Class 1A	$ –	$381	46
Class 2	1,274	Not applicable	153
Class 3	4	Not applicable	–	*
Class 4	325	325	39

Total class-specific expenses	$1,603	$706	$277

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$1,008
Class 1A	$ –	$ 390	47
Class 2	3,284	Not applicable	394
Class 4	1,817	1,817	218

Total class-specific expenses	$5,101	$2,207	$1,667

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$ 24
Class 1A	$ –	$ 13	1
Class 2	650	Not applicable	78
Class 3	7	Not applicable	1
Class 4	316	316	38

Total class-specific expenses	$973	$329	$142

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$ 5
Class 1A	$ –	$ –	*	–	*
Class 2	261	Not applicable		31
Class 3	3	Not applicable		1
Class 4	73	73		9

Total class-specific expenses	$337	$73		$46

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 17
Class P2	$590	590

Total class-specific expenses	$590	$607

Refer to the end of the table(s) for footnote(s).

367 American Funds Insurance Series

Managed Risk EUPAC Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 2
Class P2	$137	137

Total class-specific expenses	$137	$139

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,247
Class P2	$314	314

Total class-specific expenses	$314	$2,561

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 4
Class P2	$377	377

Total class-specific expenses	$377	$381

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$ 16
Class P2	$1,790	1,790

Total class-specific expenses	$1,790	$1,806

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund and Managed Risk EUPAC Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2026, total fees and expenses reimbursed by CRMC were $21,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series 368

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase (decrease) in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$16		$11		$ 27
SMALLCAP World Fund	5		2		7
Growth Fund	93		63		156
EUPAC Fund	13		8		21
New World Fund	7		5		12
Washington Mutual Investors Fund	21		13		34
U.S. Small and Mid Cap Equity Fund	–	*	–	*	–	*
Capital World Growth and Income Fund	4		2		6
Growth-Income Fund	76		50		126
International Growth and Income Fund	1		–	*	1
Capital Income Builder	3		2		5
Asset Allocation Fund	48		31		79
American Funds Global Balanced Fund	1		–	*	1
The Bond Fund of America	20		12		32
Capital World Bond Fund	3		1		4
American High-Income Trust	2		1		3
American Funds Mortgage Fund	–	*	–	*	–	*
Ultra-Short Bond Fund	1		–	*	1
U.S. Government Securities Fund	3		2		5
Managed Risk Growth Fund	–	*	1		1
Managed Risk EUPAC Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	1		–	*	1
Managed Risk Growth-Income Fund	4		2		6
Managed Risk Asset Allocation Fund	2		2		4

*Amount	less than one thousand.

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

369 American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended June 30, 2026 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)

Global Growth Fund	$200,266	$27,685	$4,127
SMALLCAP World Fund	39,353	105,473	62,345
Growth Fund	587,360	486,255	36,753
EUPAC Fund	629,264	302,496	78,474
New World Fund	26,646	28,372	9,049
Washington Mutual Investors Fund	113,881	101,246	28,073
U.S. Small and Mid Cap Equity Fund	241	1	–	*
Capital World Growth and Income Fund	15,762	36,224	6,482
Growth-Income Fund	2,939,350	2,250,742	523,270
International Growth and Income Fund	3,218	4,753	483
Capital Income Builder	26,596	23,776	3,843
Asset Allocation Fund	65,877	282,569	93,535
American Funds Global Balanced Fund	5,041	1,876	535
American High-Income Trust	–	203	9

*Amount	less than one thousand.

Interfund lending – Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2026.

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

SMALLCAP World Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2026.

American Funds Insurance Series 370

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$191,728	4,638	$ 565,787	13,689	$ (323,147)	(7,858)	$434,368	10,469
Class 1A	25,867	636	11,963	292	(4,327)	(102)	33,503	826
Class 2	25,079	623	500,209	12,354	(348,948)	(8,617)	176,340	4,360
Class 4	103,033	2,594	182,589	4,590	(73,652)	(1,844)	211,970	5,340

Total net increase (decrease)	$345,707	8,491	$1,260,548	30,925	$ (750,074)	(18,421)	$856,181	20,995

Year ended December 31, 2025
Class 1	$304,055	8,321	$ 522,119	15,107	$ (541,519)	(14,564)	$284,655	8,864
Class 1A	42,972	1,157	3,516	101	(3,744)	(102)	42,744	1,156
Class 2	35,075	964	496,369	14,649	(528,583)	(14,441)	2,861	1,172
Class 4	180,514	5,009	145,282	4,354	(101,231)	(2,811)	224,565	6,552

Total net increase (decrease)	$562,616	15,451	$1,167,286	34,211	$(1,175,077)	(31,918)	$554,825	17,744

SMALLCAP World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 23,986	1,139	$ 27,145	1,396	$(694,141)	(31,586)	$(643,010)	(29,051)
Class 1A	813	40	1,042	55	(915)	(45)	940	50
Class 2	14,744	752	284,073	15,791	(160,757)	(8,182)	138,060	8,361
Class 4	35,122	1,796	70,338	3,927	(34,076)	(1,747)	71,384	3,976

Total net increase (decrease)	$ 74,665	3,727	$382,598	21,169	$(889,889)	(41,560)	$(432,626)	(16,664)

Year ended December 31, 2025
Class 1	$ 66,285	3,641	$ 22,933	1,232	$(343,352)	(18,170)	$(254,134)	(13,297)
Class 1A	532	29	146	8	(424)	(23)	254	14
Class 2	30,784	1,809	45,015	2,592	(247,355)	(13,805)	(171,556)	(9,404)
Class 4	91,459	5,277	8,081	469	(44,936)	(2,531)	54,604	3,215

Total net increase (decrease)	$189,060	10,756	$ 76,175	4,301	$(636,067)	(34,529)	$(370,832)	(19,472)

Refer to the end of the table(s) for footnote(s).

371 American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 792,126	5,801	$2,231,914	15,989	$(1,282,412)	(9,115)	$1,741,628	12,675
Class 1A	61,450	445	45,432	331	(16,334)	(116)	90,548	660
Class 2	265,156	1,959	1,881,752	13,731	(1,380,385)	(10,062)	766,523	5,628
Class 3	1,414	10	24,244	172	(23,861)	(169)	1,797	13
Class 4	645,083	4,895	706,051	5,340	(220,729)	(1,675)	1,130,405	8,560

Total net increase (decrease)	$1,765,229	13,110	$4,889,393	35,563	$(2,923,721)	(21,137)	$3,730,901	27,536

Year ended December 31, 2025
Class 1	$2,221,332	17,180	$1,824,411	14,872	$(2,853,744)	(22,053)	$1,191,999	9,999
Class 1A	118,725	930	30,539	252	(115,193)	(884)	34,071	298
Class 2	504,023	3,932	1,677,068	13,892	(3,177,573)	(24,443)	(996,482)	(6,619)
Class 3	1,511	12	22,118	178	(36,889)	(277)	(13,260)	(87)
Class 4	1,221,571	9,782	490,866	4,193	(372,784)	(2,965)	1,339,653	11,010

Total net increase (decrease)	$4,067,162	31,836	$4,045,002	33,387	$(6,556,183)	(50,622)	$1,555,981	14,601

EUPAC Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 72,561	3,074	$290,795	12,317	$ (733,491)	(30,529)	$(370,135)	(15,138)
Class 1A	3,427	148	1,903	81	(1,669)	(71)	3,661	158
Class 2	77,211	3,295	341,006	14,536	(352,596)	(15,045)	65,621	2,786
Class 3	408	17	1,642	69	(1,044)	(43)	1,006	43
Class 4	57,202	2,488	62,101	2,701	(41,395)	(1,787)	77,908	3,402

Total net increase (decrease)	$210,809	9,022	$697,447	29,704	$(1,130,195)	(47,475)	$(221,939)	(8,749)

Year ended December 31, 2025
Class 1	$123,286	6,300	$ 49,061	2,250	$ (619,084)	(30,505)	$(446,737)	(21,955)
Class 1A	1,909	93	205	10	(1,577)	(80)	537	23
Class 2	158,584	8,280	44,060	2,025	(720,522)	(36,038)	(517,878)	(25,733)
Class 3	143	7	210	10	(1,989)	(100)	(1,636)	(83)
Class 4	72,454	3,758	6,153	287	(59,496)	(3,027)	19,111	1,018

Total net increase (decrease)	$356,376	18,438	$ 99,689	4,582	$(1,402,668)	(69,750)	$(946,603)	(46,730)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 372

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 87,282	2,527	$164,460	4,630	$(225,834)	(6,518)	$ 25,908	639
Class 1A	12,371	360	3,372	96	(1,658)	(49)	14,085	407
Class 2	49,618	1,456	74,007	2,116	(112,279)	(3,306)	11,346	266
Class 4	80,352	2,383	80,725	2,335	(86,086)	(2,549)	74,991	2,169

Total net increase (decrease)	$229,623	6,726	$322,564	9,177	$(425,857)	(12,422)	$126,330	3,481

Year ended December 31, 2025
Class 1	$158,509	5,359	$103,852	3,572	$(340,861)	(11,604)	$ (78,500)	(2,673)
Class 1A	18,473	602	822	28	(2,946)	(103)	16,349	527
Class 2	114,042	3,791	43,585	1,527	(173,334)	(5,988)	(15,707)	(670)
Class 4	92,171	3,197	44,726	1,588	(148,239)	(5,158)	(11,342)	(373)

Total net increase (decrease)	$383,195	12,949	$192,985	6,715	$(665,380)	(22,853)	$ (89,200)	(3,189)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$62,379	3,400	$577,037	32,861	$(449,552)	(24,539)	$189,864	11,722
Class 1A	1,821	99	3,629	208	(947)	(52)	4,503	255
Class 2	42,532	2,364	288,717	16,844	(210,712)	(11,750)	120,537	7,458
Class 4	164,793	9,366	234,198	13,883	(84,056)	(4,758)	314,935	18,491

Total net increase (decrease)	$271,525	15,229	$1,103,581	63,796	$(745,267)	(41,099)	$629,839	37,926

Year ended December 31, 2025
Class 1	$140,928	8,311	$526,965	31,376	$(1,006,677)	(57,564)	$(338,784)	(17,877)
Class 1A	6,301	363	2,764	166	(2,905)	(165)	6,160	364
Class 2	90,385	5,278	251,281	15,319	(430,673)	(25,241)	(89,007)	(4,644)
Class 4	377,965	22,441	164,617	10,176	(110,363)	(6,612)	432,219	26,005

Total net increase (decrease)	$615,579	36,393	$945,627	57,037	$(1,550,618)	(89,582)	$10,588	3,848

U.S. Small and Mid Cap Equity Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 8,453	715	$ –		–		$(18,376)	(1,539)	$ (9,923)	(824)
Class 1A	–	–	–		–		–	–	–	–
Class 2	–	–	–		–		–	–	–	–
Class 4	8,788	733	–		–		(1,491)	(125)	7,297	608

Total net increase (decrease)	$ 17,241	1,448	$ –		–		$(19,867)	(1,664)	$ (2,626)	(216)

Year ended December 31, 2025
Class 1	$ 94,466	8,554	$364		32		$ (8,030)	(726)	$86,800	7,860
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	–	–	–	†	–	†	–	–	– †	– †
Class 4	14,686	1,364	33		3		(19,609)	(1,843)	(4,890)	(476)

Total net increase (decrease)	$109,152	9,918	$397		35		$(27,639)	(2,569)	$81,910	7,384

Refer to the end of the table(s) for footnote(s).

373 American Funds Insurance Series

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 28,398	1,501	$ 54,353	2,766	$(105,904)	(5,418)	$ (23,153)	(1,151)
Class 1A	265	14	1,143	59	(983)	(51)	425	22
Class 2	10,273	529	101,501	5,189	(114,476)	(5,915)	(2,702)	(197)
Class 4	30,376	1,616	37,274	1,969	(30,719)	(1,631)	36,931	1,954

Total net increase (decrease)	$ 69,312	3,660	$194,271	9,983	$(252,082)	(13,015)	$ 11,501	628

Year ended December 31, 2025
Class 1	$ 61,144	3,871	$ 30,791	1,846	$(173,302)	(10,431)	$ (81,367)	(4,714)
Class 1A	1,669	101	519	31	(625)	(37)	1,563	95
Class 2	28,763	1,702	51,975	3,135	(185,399)	(11,041)	(104,661)	(6,204)
Class 4	58,603	3,584	15,355	952	(32,104)	(1,961)	41,854	2,575

Total net increase (decrease)	$150,179	9,258	$ 98,640	5,964	$(391,430)	(23,470)	$(142,611)	(8,248)

Growth-Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 189,305	2,775	$1,926,726	27,576	$(1,662,977)	(23,932)	$ 453,054	6,419
Class 1A	145,729	2,010	14,532	210	(4,729)	(68)	155,532	2,152
Class 2	70,385	1,045	1,083,832	15,887	(1,038,402)	(15,285)	115,815	1,647
Class 3	172	3	11,728	167	(14,802)	(210)	(2,902)	(40)
Class 4	203,069	3,071	268,832	4,044	(150,469)	(2,283)	321,432	4,832

Total net increase (decrease)	$ 608,660	8,904	$3,305,650	47,884	$(2,871,379)	(41,778)	$1,042,931	15,010

Year ended December 31, 2025
Class 1	$ 684,973	10,461	$4,387,256	72,937	$(3,619,605)	(54,457)	$1,452,624	28,941
Class 1A	6,675	102	8,152	137	(4,519)	(68)	10,308	171
Class 2	125,378	1,919	2,468,820	42,004	(1,981,266)	(30,316)	612,932	13,607
Class 3	1,554	24	26,641	442	(19,918)	(294)	8,277	172
Class 4	408,921	6,393	520,690	9,074	(327,755)	(5,109)	601,856	10,358

Total net increase (decrease)	$1,227,501	18,899	$7,411,559	124,594	$(5,953,063)	(90,244)	$2,685,997	53,249

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 374

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 5,989	413	$ 247	16	$ (11,367)	(764)	$ (5,131)	(335)
Class 1A	299	21	55	4	(1,859)	(131)	(1,505)	(106)
Class 2	3,748	267	1,150	78	(19,285)	(1,372)	(14,387)	(1,027)
Class 4	43,846	3,170	1,460	100	(22,168)	(1,618)	23,138	1,652

Total net increase (decrease)	$53,882	3,871	$2,912	198	$ (54,679)	(3,885)	$ 2,115	184

Year ended December 31, 2025
Class 1	$21,760	1,847	$ 836	64	$ (11,542)	(986)	$ 11,054	925
Class 1A	1,735	146	211	17	(982)	(83)	964	80
Class 2	6,438	538	4,052	319	(32,846)	(2,832)	(22,356)	(1,975)
Class 4	40,773	3,574	4,102	330	(56,151)	(4,650)	(11,276)	(746)

Total net increase (decrease)	$70,706	6,105	$9,201	730	$(101,521)	(8,551)	$(21,614)	(1,716)

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 42,633	2,824	$39,093	2,618	$ (59,601)	(3,989)	$22,125	1,45	3
Class 1A	653	44	700	47	(678)	(45)	675	46
Class 2	1,232	82	1,053	71	(953)	(64)	1,332	89
Class 4	53,694	3,579	34,722	2,329	(56,245)	(3,754)	32,171	2,154

Total net increase (decrease)	$ 98,212	6,529	$75,568	5,065	$(117,477)	(7,852)	$56,303	3,742

Year ended December 31, 2025
Class 1	$ 85,393	6,373	$25,206	1,809	$ (99,423)	(7,387)	$11,176	795
Class 1A	2,260	165	416	30	(1,912)	(141)	764	54
Class 2	2,677	195	618	44	(1,985)	(147)	1,310	92
Class 4	124,148	9,183	19,776	1,420	(100,988)	(7,397)	42,936	3,206

Total net increase (decrease)	$214,478	15,916	$46,016	3,303	$(204,308)	(15,072)	$56,186	4,147

Refer to the end of the table(s) for footnote(s).

375 American Funds Insurance Series

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$147,158	5,357	$1,734,565	65,332	$(1,119,129)	(40,143)	$762,594	30,546
Class 1A	4,162	150	6,670	253	(2,089)	(76)	8,743	327
Class 2	37,916	1,384	484,378	18,601	(340,717)	(12,435)	181,577	7,550
Class 3	415	15	3,946	149	(1,758)	(63)	2,603	101
Class 4	160,635	5,949	824,943	32,074	(416,832)	(15,356)	568,746	22,667

Total net increase (decrease)	$350,286	12,855	$3,054,502	116,409	$(1,880,525)	(68,073)	$1,524,263	61,191

Year ended December 31, 2025
Class 1	$294,441	11,354	$1,457,889	56,910	$(2,784,021)	(104,912)	$(1,031,691)	(36,648)
Class 1A	12,382	473	4,101	161	(5,261)	(199)	11,222	435
Class 2	79,938	3,065	392,837	15,618	(657,596)	(25,193)	(184,821)	(6,510)
Class 3	598	23	2,965	116	(2,207)	(84)	1,356	55
Class 4	385,083	14,916	612,040	24,612	(768,899)	(29,799)	228,224	9,729

Total net increase (decrease)	$772,442	29,831	$2,469,832	97,417	$(4,217,984)	(160,187)	$(975,710)	(32,939)

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 5,202	350	$ 5,955	410	$ (9,988)	(683)	$ 1,169	77
Class 1A	487	34	275	19	(688)	(46)	74	7
Class 2	3,192	217	9,038	627	(11,480)	(787)	750	57
Class 4	26,021	1,797	13,606	964	(18,121)	(1,268)	21,506	1,493

Total net increase (decrease)	$34,902	2,398	$28,874	2,020	$(40,277)	(2,784)	$ 23,499	1,634

Year ended December 31, 2025
Class 1	$ 6,531	484	$ 5,082	376	$(20,431)	(1,505)	$ (8,818)	(645)
Class 1A	829	60	212	16	(593)	(44)	448	32
Class 2	4,258	313	7,557	564	(29,048)	(2,132)	(17,233)	(1,255)
Class 4	52,129	3,887	8,574	652	(21,417)	(1,605)	39,286	2,934

Total net increase (decrease)	$63,747	4,744	$21,425	1,608	$(71,489)	(5,286)	$ 13,683	1,066

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 376

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$412,980	43,340	$50,159	5,291	$(628,324)	(65,917)	$(165,185)	(17,286)
Class 1A	43,650	4,615	2,415	257	(4,728)	(497)	41,337	4,375
Class 2	48,055	5,134	18,814	2,021	(167,896)	(17,904)	(101,027)	(10,749)
Class 4	142,192	15,275	10,357	1,120	(55,607)	(5,976)	96,942	10,419

Total net increase (decrease)	$646,877	68,364	$81,745	8,689	$(856,555)	(90,294)	$(127,933)	(13,241)

Year ended December 31, 2025
Class 1	$967,884	101,560	$301,425	31,796	$(1,549,531)	(162,304)	$(280,222)	(28,948)
Class 1A	78,228	8,287	12,103	1,287	(20,799)	(2,206)	69,532	7,368
Class 2	95,476	10,155	115,204	12,362	(327,900)	(34,938)	(117,220)	(12,421)
Class 4	277,694	29,681	56,394	6,089	(125,920)	(13,500)	208,168	22,270

Total net increase (decrease)	$1,419,282	149,683	$485,126	51,534	$(2,024,150)	(212,948)	$(119,742)	(11,731)

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$30,955	3,042	$ 2,856	283	$(339,858)	(33,361)	$(306,047)	(30,036)
Class 1A	5,055	502	315	32	(1,349)	(135)	4,021	399
Class 2	57,194	5,698	6,894	692	(79,794)	(7,936)	(15,706)	(1,546)
Class 4	11,607	1,174	788	80	(7,423)	(756)	4,972	498

Total net increase (decrease)	$104,811	10,416	$10,853	1,087	$(428,424)	(42,188)	$(312,760)	(30,685)

Year ended December 31, 2025
Class 1	$81,146	7,964	$19,172	1,887	$(113,554)	(11,168)	$(13,236)	(1,317)
Class 1A	6,629	658	837	83	(19,119)	(1,921)	(11,653)	(1,180)
Class 2	78,645	7,818	22,086	2,199	(148,416)	(14,851)	(47,685)	(4,834)
Class 4	24,427	2,456	2,211	224	(9,368)	(946)	17,270	1,734

Total net increase (decrease)	$190,847	18,896	$44,306	4,393	$(290,457)	(28,886)	$(55,304)	(5,597)

Refer to the end of the table(s) for footnote(s).

377 American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 3,291	348	$ 1,025	109	$(183,464)	(19,753)	$(179,148)	(19,296)
Class 1A	5,617	599	179	20	(817)	(87)	4,979	532
Class 2	10,616	1,157	7,473	816	(37,365)	(4,075)	(19,276)	(2,102)
Class 3	168	18	107	11	(613)	(65)	(338)	(36)
Class 4	70,601	6,792	3,355	323	(28,875)	(2,790)	45,081	4,325

Total net increase (decrease)	$ 90,293	8,914	$12,139	1,279	$(251,134)	(26,770)	$(148,702)	(16,577)

Year ended December 31, 2025
Class 1	$ 34,287	3,728	$16,202	1,746	$ (29,101)	(3,085)	$ 21,388	2,389
Class 1A	5,913	617	438	47	(1,640)	(174)	4,711	490
Class 2	34,261	3,735	34,272	3,796	(79,188)	(8,621)	(10,655)	(1,090)
Class 3	292	31	495	53	(1,072)	(113)	(285)	(29)
Class 4	121,429	11,743	12,704	1,244	(57,610)	(5,614)	76,523	7,373

Total net increase (decrease)	$196,182	19,854	$64,111	6,886	$(168,611)	(17,607)	$ 91,682	9,133

American Funds Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 133	14	$ 13	2	$(17,146)	(1,830)	$(17,000)	(1,814)
Class 1A	337	36	30	3	(394)	(42)	(27)	(3)
Class 2	1,229	132	360	39	(2,678)	(287)	(1,089)	(116)
Class 4	7,731	840	551	60	(8,665)	(947)	(383)	(47)

Total net increase (decrease)	$ 9,430	1,022	$ 954	104	$(28,883)	(3,106)	$(18,499)	(1,980)

Year ended December 31, 2025
Class 1	$ 422	45	$ 803	85	$ (161)	(17)	$ 1,064	113
Class 1A	765	83	136	15	(381)	(41)	520	57
Class 2	2,443	262	1,703	184	(6,870)	(736)	(2,724)	(290)
Class 4	17,888	1,929	2,473	270	(8,887)	(963)	11,474	1,236

Total net increase (decrease)	$21,518	2,319	$5,115	554	$(16,299)	(1,757)	$ 10,334	1,116

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 378

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 9,598	843	$ 235		20		$ (7,857)	(692)	$ 1,976	171
Class 1A	–	–	–	†	–	†	(118)	(10)	(118)	(10)
Class 2	35,089	3,203	1,351		124		(49,096)	(4,481)	(12,656)	(1,154)
Class 3	171	16	23		2		(209)	(19)	(15)	(1)
Class 4	41,607	3,774	336		31		(44,603)	(4,039)	(2,660)	(234)

Total net increase (decrease)	$ 86,465	7,836	$ 1,945		177		$(101,883)	(9,241)	$(13,473)	(1,228)

Year ended December 31, 2025
Class 1	$ 12,058	1,051	$ 1,510		134		$ (16,422)	(1,436)	$ (2,854)	(251)
Class 1A	–	–	5		–	†	–	–	5	– †
Class 2	56,142	5,069	9,131		838		(94,607)	(8,552)	(29,334)	(2,645)
Class 3	305	27	156		14		(904)	(81)	(443)	(40)
Class 4	54,897	4,953	2,138		195		(54,897)	(4,931)	2,138	217

Total net increase (decrease)	$123,402	11,100	$12,940		1,181		$(166,830)	(15,000)	$(30,488)	(2,719)

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class 1	$ 43,690	4,425	$ 1,960	200	$ (36,784)	(3,717)	$ 8,866	908
Class 1A	19,285	1,961	2,327	239	(4,937)	(499)	16,675	1,701
Class 2	60,464	6,218	7,553	782	(90,957)	(9,326)	(22,940)	(2,326)
Class 3	36	3	36	4	(324)	(33)	(252)	(26)
Class 4	45,855	4,717	1,908	198	(29,906)	(3,079)	17,857	1,836

Total net increase (decrease)	$169,330	17,324	$13,784	1,423	$(162,908)	(16,654)	$ 20,206	2,093

Year ended December 31, 2025
Class 1	$ 69,757	7,044	$11,280	1,145	$ (96,647)	(9,743)	$(15,610)	(1,554)
Class 1A	34,073	3,475	12,377	1,264	(41,345)	(4,222)	5,105	517
Class 2	118,543	12,052	44,750	4,609	(191,505)	(19,527)	(28,212)	(2,866)
Class 3	420	42	212	22	(877)	(88)	(245)	(24)
Class 4	114,384	11,659	10,129	1,045	(86,038)	(8,789)	38,475	3,915

Total net increase (decrease)	$337,177	34,272	$78,748	8,085	$(416,412)	(42,369)	$ (487)	(12)

Managed Risk Growth Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class P1	$ 329	23	$ 902	65	$ (1,437)	(102)	$ (206)	(14)
Class P2	3,634	265	31,989	2,314	(37,646)	(2,695)	(2,023)	(116)

Total net increase (decrease)	$ 3,963	288	$32,891	2,379	$(39,083)	(2,797)	$ (2,229)	(130)

Year ended December 31, 2025
Class P1	$ 906	67	$ 806	62	$ (2,055)	(151)	$ (343)	(22)
Class P2	11,175	851	27,821	2,164	(95,981)	(7,085)	(56,985)	(4,070)

Total net increase (decrease)	$12,081	918	$28,627	2,226	$(98,036)	(7,236)	$(57,328)	(4,092)

Refer to the end of the table(s) for footnote(s).

379 American Funds Insurance Series

Managed Risk EUPAC Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class P1	$ 21	2	$ 31	3	$ (235)	(23)	$ (183)	(18)
Class P2	538	54	1,398	135	(15,046)	(1,526)	(13,110)	(1,337)

Total net increase (decrease)	$ 559	56	$1,429	138	$(15,281)	(1,549)	$(13,293)	(1,355)

Year ended December 31, 2025
Class P1	$ 128	15	$ 30	4	$ (215)	(25)	$ (57)	(6)
Class P2	3,091	371	1,450	178	(20,067)	(2,311)	(15,526)	(1,762)

Total net increase (decrease)	$3,219	386	$1,480	182	$(20,282)	(2,336)	$(15,583)	(1,768)

Managed Risk Washington Mutual Investors Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class P1	$ 135	10	$ 42	3	$ (139)	(10)	$ 38	3
Class P2	816	63	4,240	327	(26,917)	(2,088)	(21,861)	(1,698)

Total net increase (decrease)	$ 951	73	$4,282	330	$(27,056)	(2,098)	$(21,823)	(1,695)

Year ended December 31, 2025
Class P1	$ 169	14	$ 58	5	$ (347)	(29)	$ (120)	(10)
Class P2	6,854	561	5,902	497	(45,769)	(3,770)	(33,013)	(2,712)

Total net increase (decrease)	$7,023	575	$5,960	502	$(46,116)	(3,799)	$(33,133)	(2,722)

Managed Risk Growth-Income Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class P1	$24,969	1,722	$272,315	19,834	$(150,614)	(10,035)	$ 146,670	11,521
Class P2	1,887	127	37,722	2,772	(27,050)	(1,829)	12,559	1,070

Total net increase (decrease)	$26,856	1,849	$310,037	22,606	$(177,664)	(11,864)	$ 159,229	12,591

Year ended December 31, 2025
Class P1	$28,162	1,984	$112,468	8,142	$(296,821)	(20,511)	$(156,191)	(10,385)
Class P2	3,550	249	15,647	1,145	(47,556)	(3,301)	(28,359)	(1,907)

Total net increase (decrease)	$31,712	2,233	$128,115	9,287	$(344,377)	(23,812)	$(184,550)	(12,292)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 380

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2026
Class P1	$ 95	7	$ 1,182	91	$ (367)	(27)	$ 910	71
Class P2	6,026	454	134,649	10,720	(129,828)	(9,830)	10,847	1,344

Total net increase (decrease)	$ 6,121	461	$135,831	10,811	$(130,195)	(9,857)	$ 11,757	1,415

Year ended December 31, 2025
Class P1	$ 26	2	$ 1,070	86	$ (494)	(38)	$ 602	50
Class P2	18,388	1,464	167,196	13,947	(771,163)	(60,543)	(585,579)	(45,132)

Total net increase (decrease)	$18,414	1,466	$168,266	14,033	$(771,657)	(60,581)	$(584,977)	(45,082)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2026 (dollars in thousands):

	Global Growth Fund	SMALLCAP World Fund		Growth Fund	EUPAC Fund	New World Fund	Washington Mutual Investors Fund

Purchases of investment securities*	$3,011,018	$2,161,926		$10,064,037	$5,048,132	$1,355,894	$1,784,090
Sales of investment securities*	3,297,006	2,934,629		11,133,923	6,093,110	1,601,583	2,237,263
Non-U.S. taxes paid on dividend income	4,335	1,972		3,829	9,028	4,222	749
Non-U.S. taxes paid on interest income	12	–		–	–	44	–
Non-U.S. taxes paid on realized gains	717	9,713		–	14,332	6,769	–
Non-U.S. taxes provided on unrealized appreciation	1,012	5,270		–	2,163	7,782	–

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund

Purchases of investment securities*	$67,317	$524,287		$10,327,906	$152,310	$559,960	$6,447,677
Sales of investment securities*	71,469	730,621		12,545,110	164,844	565,418	9,151,855
Non-U.S. taxes paid on dividend income	–	1,375		3,507	505	1,406	2,089
Non-U.S. taxes paid on interest income	–	–		–	1	1	–
Non-U.S. taxes paid on realized gains	–	178		–	45	172	–
Non-U.S. taxes provided on unrealized appreciation	–	293		–	148	136	–

	American Funds Global Balanced Fund	The Bond Fund of America		Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund

Purchases of investment securities*	$152,594	$5,889,277		$ 749,966	$225,331	$156,084	$–
Sales of investment securities*	163,325	6,358,877		1,010,793	231,810	184,572	–
Non-U.S. taxes paid on dividend income	256	–	†	–6		–	–
Non-U.S. taxes paid on interest income	2	–		55	–	–	–
Non-U.S. taxes paid on realized gains	21	–		86	–	–	–
Non-U.S. taxes provided on unrealized appreciation	88	–		131	–	–	–

Refer to the end of the table(s) for footnote(s).

381 American Funds Insurance Series

	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk EUPAC Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Purchases of investment securities*	$ 925,917	$66,345	$15,350	$35,800	$267,325	$186,551
Sales of investment securities*	1,114,335	62,823	19,967	36,448	282,463	143,252

*Excludes in-kind transactions, short-term securities and U.S. government obligations, if any.

†Amount less than one thousand.

12. Ownership concentration

As of June 30, 2026, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 15% and 11% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 15% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, American Funds Insurance Series - Managed Risk Growth Portfolio held aggregate ownership of 81% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

American Funds Insurance Series 382

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Ratio of net income (loss) to average net assets[2]

Global Growth Fund

Class 1:
6/30/2026[4,5]	$38.79	$.26	$ 8.32	$ 8.58	$(.26)	$(5.22)	$(5.48)	$41.89	22.31%[6]	$4,882	.52%[7]		.42%[7]		1.26%[7]
12/31/2025	36.91	.44	6.92	7.36	(.60)	(4.88)	(5.48)	38.79	21.98	4,115	.52		.42		1.18
12/31/2024	33.92	.44	4.29	4.73	(.67)	(1.07)	(1.74)	36.91	13.94	3,589	.52		.41		1.20
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52		.41		1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
Class 1A:
6/30/2026[4,5]	38.47	.22	8.24	8.46	(.25)	(5.22)	(5.47)	41.46	22.17 [6]	105	.77	[7]	.66	[7]	1.08	[7]
12/31/2025	36.70	.30	6.90	7.20	(.55)	(4.88)	(5.43)	38.47	21.63	66	.77		.67		.81
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20	.77		.66		.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77		.66		.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
Class 2:
6/30/2026[4,5]	38.11	.20	8.18	8.38	(.25)	(5.22)	(5.47)	41.02	22.16 [6]	4,189	.77	[7]	.67	[7]	1.01	[7]
12/31/2025	36.37	.34	6.79	7.13	(.51)	(4.88)	(5.39)	38.11	21.62	3,725	.77		.67		.93
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512	.77		.66		.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77		.66		.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
Class 4:
6/30/2026[4,5]	37.55	.15	8.04	8.19	(.23)	(5.22)	(5.45)	40.29	21.99 [6]	1,530	1.02	[7]	.92	[7]	.78	[7]
12/31/2025	35.93	.24	6.70	6.94	(.44)	(4.88)	(5.32)	37.55	21.34	1,225	1.02		.92		.67
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02		.91		.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02		.91		.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07

Refer to the end of the table(s) for footnote(s).

383 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Ratio of net income (loss) to average net assets[2]

SMALLCAP World Fund

Class 1:
6/30/2026[4,5]	$20.31	$ .11	$ 3.11	$ 3.22	$(.27)	$(3.02)	$(3.29)	$20.24	16.52%[6]	$ 194	.70%[7]		.65%[7]		1.02%[7]
12/31/2025	18.15	.16	2.50	2.66	(.10)	(.40)	(.50)	20.31	14.89	784	.70		.65		.84
12/31/2024	18.57	.12	.34	.46	(.23)	(.65)	(.88)	18.15	2.59	942	.70		.67		.66
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70		.65		.63
12/31/2022	34.17	.05	(9.50)	(9.45)	–	(8.50)	(8.50)	16.22	(29.37)	916	.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707	.74		.74		(.07)
Class 1A:
6/30/2026[4,5]	19.99	.08	3.06	3.14	(.27)	(3.02)	(3.29)	19.84	16.35 [6]	7	.95	[7]	.90	[7]	.82 [7]
12/31/2025	17.88	.11	2.46	2.57	(.06)	(.40)	(.46)	19.99	14.63	6	.95		.90		.58
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5	.95		.92		.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95		.90		.38
12/31/2022	33.93	– [8]	(9.43)	(9.43)	–	(8.50)	(8.50)	16.00	(29.54)	4	.97		.94		– [9]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5	.99		.99		(.21)
Class 2:
6/30/2026[4,5]	19.04	.08	2.91	2.99	(.27)	(3.02)	(3.29)	18.74	16.39 [6]	1,885	.95	[7]	.90	[7]	.81 [7]
12/31/2025	17.05	.10	2.35	2.45	(.06)	(.40)	(.46)	19.04	14.64	1,757	.95		.90		.58
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733	.95		.92		.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95		.90		.38
12/31/2022	32.94	– [8]	(9.14)	(9.14)	–	(8.50)	(8.50)	15.30	(29.55)	1,762	.97		.94		– [9]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521	.99		.99		(.30)
Class 4:
6/30/2026[4,5]	18.97	.05	2.90	2.95	(.26)	(3.02)	(3.28)	18.64	16.24 [6]	474	1.20	[7]	1.15	[7]	.56 [7]
12/31/2025	17.01	.05	2.35	2.40	(.04)	(.40)	(.44)	18.97	14.33	407	1.20		1.15		.31
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20		1.17		.15
12/31/2023	15.28	.02	2.37	2.39	– [8]	(.21)	(.21)	17.46	15.79	300	1.20		1.15		.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	–	(8.50)	(8.50)	15.28	(29.69)	261	1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344	1.24		1.24		(.53)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 384

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Growth Fund

Class 1:
6/30/2026[4,5]	$141.06	$.23	$ 9.63	$ 9.86	$(.14)	$(12.53)	$(12.67)	$138.25	6.89%[6]	$26,420	.34%[7]		.33%[7]
12/31/2025	127.47	.36	24.17	24.53	(.33)	(10.61)	(10.94)	141.06	20.54	25,168	.34		.27
12/31/2024	99.44	.51	30.78	31.29	(.67)	(2.59)	(3.26)	127.47	31.96	21,469	.34		.45
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35		.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37

Class 1A:
6/30/2026[4,5]	139.18	.06	9.50	9.56	(.09)	(12.53)	(12.62)	136.12	6.78 [6]	538	.59	[7]	.08 [7]
12/31/2025	126.11	.03	23.86	23.89	(.21)	(10.61)	(10.82)	139.18	20.24	458	.59		.02
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377	.59		.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60		.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13

Class 2:
6/30/2026[4,5]	138.80	.05	9.48	9.53	(.08)	(12.53)	(12.61)	135.72	6.78 [6]	21,861	.59	[7]	.08 [7]
12/31/2025	125.79	.03	23.80	23.83	(.21)	(10.61)	(10.82)	138.80	20.24	21,576	.59		.02
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386	.59		.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60		.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12

Class 3:
6/30/2026[4,5]	142.60	.10	9.75	9.85	(.10)	(12.53)	(12.63)	139.82	6.81 [6]	289	.52	[7]	.15 [7]
12/31/2025	128.88	.13	24.42	24.55	(.22)	(10.61)	(10.83)	142.60	20.32	293	.52		.09
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276	.52		.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53		.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19

Class 4:
6/30/2026[4,5]	134.39	(.11)	9.17	9.06	(.04)	(12.53)	(12.57)	130.88	6.63 [6]	8,117	.84	[7]	(.17)[7]
12/31/2025	122.38	(.29)	23.08	22.79	(.17)	(10.61)	(10.78)	134.39	19.93	7,184	.84		(.23)
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195	.84		(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85		.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)

Refer to the end of the table(s) for footnote(s).

385 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

EUPAC Fund

Class 1:
6/30/2026[4,5]	$22.33	$.21	$ 3.17	$ 3.38	$(.55)	$(1.77)	$(2.32)	$23.39	15.05%[6]	$3,169	.53%[7]		.51%[7]		1.83%[7]
12/31/2025	17.84	.35	4.47	4.82	(.33)	–	(.33)	22.33	27.04	3,364	.53		.53		1.79
12/31/2024	17.50	.23	.38	.61	(.27)	–	(.27)	17.84	3.40	3,080	.52		.52		1.26
12/31/2023	15.31	.25	2.20	2.45	(.26)	–	(.26)	17.50	16.12	3,353	.53		.53		1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		.55		1.57

Class 1A:
6/30/2026[4,5]	22.20	.19	3.15	3.34	(.55)	(1.77)	(2.32)	23.22	14.926	21	.78	[7]	.75	[7]	1.65	[7]
12/31/2025	17.75	.30	4.43	4.73	(.28)	–	(.28)	22.20	26.68	17	.78		.78		1.50
12/31/2024	17.41	.18	.38	.56	(.22)	–	(.22)	17.75	3.17	13	.77		.77		.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	–	(.22)	17.41	15.85	12	.78		.78		1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		.80		1.39

Class 2:
6/30/2026[4,5]	22.22	.19	3.13	3.32	(.54)	(1.77)	(2.31)	23.23	14.906	3,705	.78	[7]	.76	[7]	1.60	[7]
12/31/2025	17.75	.30	4.44	4.74	(.27)	–	(.27)	22.22	26.77	3,481	.78		.78		1.54
12/31/2024	17.41	.19	.37	.56	(.22)	–	(.22)	17.75	3.16	3,238	.77		.77		1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	–	(.22)	17.41	15.84	3,382	.78		.78		1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		.80		1.35

Class 3:
6/30/2026[4,5]	22.41	.20	3.17	3.37	(.55)	(1.77)	(2.32)	23.46	14.926	18	.71	[7]	.69	[7]	1.67	[7]
12/31/2025	17.90	.32	4.48	4.80	(.29)	–	(.29)	22.41	26.85	16	.71		.71		1.61
12/31/2024	17.56	.20	.37	.57	(.23)	–	(.23)	17.90	3.19	15	.70		.70		1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	–	(.23)	17.56	15.99	17	.71		.71		1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		.73		1.41

Class 4:
6/30/2026[4,5]	21.83	.16	3.09	3.25	(.54)	(1.77)	(2.31)	22.77	14.776	676	1.03	[7]	1.01	[7]	1.38	[7]
12/31/2025	17.46	.25	4.36	4.61	(.24)	–	(.24)	21.83	26.41	574	1.03		1.03		1.26
12/31/2024	17.13	.14	.37	.51	(.18)	–	(.18)	17.46	2.93	441	1.02		1.02		.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	–	(.18)	17.13	15.56	415	1.03		1.03		.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.05		1.13

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 386

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

New World Fund

Class 1:
6/30/2026[4,5]	$32.47	$.26	$ 5.16	$ 5.42	$(.20)	$(2.47)	$(2.67)	$35.22	16.63%[6]	$2,305	.65%[7]		.58%[7]		1.50%[7]
12/31/2025	26.67	.49	6.93	7.42	(.41)	(1.21)	(1.62)	32.47	28.60	2,103	.65		.58		1.66
12/31/2024	25.48	.43	1.32	1.75	(.44)	(.12)	(.56)	26.67	6.86	1,800	.64		.57		1.60
12/31/2023	22.30	.40	3.19	3.59	(.41)	–	(.41)	25.48	16.22	1,778	.64		.57		1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88

Class 1A:
6/30/2026[4,5]	32.25	.22	5.12	5.34	(.19)	(2.47)	(2.66)	34.93	16.49 [6]	48	.90	[7]	.83	[7]	1.32	[7]
12/31/2025	26.53	.37	6.93	7.30	(.37)	(1.21)	(1.58)	32.25	28.27	32	.90		.83		1.25
12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12	.89		.82		1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	–	(.36)	25.36	15.98	10	.89		.82		1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54

Class 2:
6/30/2026[4,5]	32.03	.21	5.10	5.31	(.19)	(2.47)	(2.66)	34.68	16.47 [6]	1,028	.90	[7]	.83	[7]	1.25	[7]
12/31/2025	26.33	.41	6.84	7.25	(.34)	(1.21)	(1.55)	32.03	28.29	941	.90		.83		1.41
12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791	.89		.82		1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	–	(.35)	25.17	15.99	803	.89		.82		1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63

Class 4:
6/30/2026[4,5]	31.71	.17	5.03	5.20	(.17)	(2.47)	(2.64)	34.27	16.34 [6]	1,124	1.15	[7]	1.08	[7]	1.01	[7]
12/31/2025	26.09	.33	6.77	7.10	(.27)	(1.21)	(1.48)	31.71	27.92	971	1.15		1.08		1.16
12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14		1.07		1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	–	(.30)	24.95	15.67	787	1.14		1.07		1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38

Refer to the end of the table(s) for footnote(s).

387 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Washington Mutual Investors Fund

Class 1:
6/30/2026[4,5]	$18.18	$.15	$ 1.19	$ 1.34	$(.07)	$(1.65)	$(1.72)	$17.80	7.47%[6]	$6,509	.41%[7]		.26%[7]		1.66%[7]
12/31/2025	16.86	.29	2.52	2.81	(.29)	(1.20)	(1.49)	18.18	17.50	6,435	.41		.26		1.66
12/31/2024	14.49	.29	2.51	2.80	(.30)	(.13)	(.43)	16.86	19.40	6,269	.41		.26		1.78
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41		.27		2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79

Class 1A:
6/30/2026[4,5]	18.09	.13	1.17	1.30	(.06)	(1.65)	(1.71)	17.68	7.29 [6]	41	.66	[7]	.51	[7]	1.41	[7]
12/31/2025	16.79	.24	2.51	2.75	(.25)	(1.20)	(1.45)	18.09	17.21	38	.66		.51		1.41
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29	.66		.51		1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66		.52		1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62

Class 2:
6/30/2026[4,5]	17.79	.13	1.16	1.29	(.06)	(1.65)	(1.71)	17.37	7.36 [6]	3,202	.66	[7]	.51	[7]	1.41	[7]
12/31/2025	16.53	.24	2.46	2.70	(.24)	(1.20)	(1.44)	17.79	17.21	3,148	.66		.51		1.41
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002	.66		.51		1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66		.52		1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54

Class 4:
6/30/2026[4,5]	17.55	.10	1.14	1.24	(.05)	(1.65)	(1.70)	17.09	7.19 [6]	2,608	.91	[7]	.76	[7]	1.16	[7]
12/31/2025	16.34	.20	2.42	2.62	(.21)	(1.20)	(1.41)	17.55	16.90	2,353	.91		.76		1.16
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766	.91		.76		1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91		.77		1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 388

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions				Net asset value, end of year	Total return[2]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions

U.S. Small and Mid Cap Equity Fund

Class 1:
6/30/2026[4,5]	$11.21	$.04	$1.51	$1.55	$ –	$–		$ –	$12.76	13.83%[6]		$90		.54%[7]		.54%[7]		.76%[7]
12/31/2025	9.71	.10	1.45	1.55	(.05)	–	[8]	(.05)	11.21	15.95		88		.59		.54		.87
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	–		(.01)	9.71	(2.81)[6]		–	[11]	.59	[7]	.54	[7]	.72	[7]

Class 1A:
6/30/2026[4,5]	11.21	.04	1.51	1.55	–	–		–	12.76	13.83	[6,12]	–	[11]	.54	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04)	–	[8]	(.04)	11.21	15.93	[12]	–	[11]	.6812		.54	[12]	.74	[12]
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	–		(.01)	9.71	(2.81)[6,12]		–	[11]	.59	[7,12]	.54	[7,12]	.72	[7,12]

Class 2:
6/30/2026[4,5]	11.21	.04	1.51	1.55	–	–		–	12.76	13.83	[6,12]	–	[11]	.54	[7,12]	.54	[7,12]	.76	[7,12]
12/31/2025	9.71	.08	1.46	1.54	(.04)	–	[8]	(.04)	11.21	15.93	[12]	–	[11]	.68	[12]	.54	[12]	.74	[12]
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	–		(.01)	9.71	(2.81)[6,12]		–	[11]	.59	[7,12]	.54	[7,12]	.72	[7,12]

Class 4:
6/30/2026[4,5]	11.22	.02	1.49	1.51	–	–		–	12.73	13.46	[6]	21		1.08	[7]	1.08	[7]	.27	[7]
12/31/2025	9.71	.07	1.47	1.54	(.03)	–	[8]	(.03)	11.22	15.88		12		.7	[7]	.63		.64
12/31/2024[4,10]	10.00	.01	(.29)	(.28)	(.01)	–		(.01)	9.71	(2.82)[6,12]		15		.59	[7,12]	.55	[7,12]	.71	[7,12]

Refer to the end of the table(s) for footnote(s).

389 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Capital World Growth and Income Fund

Class 1:
6/30/2026[4,5]	$18.44	$.16	$ 2.67	$ 2.83	$(.13)	$(1.72)	$(1.85)	$19.42	15.22%[6]	$ 632	.52%[7]		.42%[7]		1.63%[7]
12/31/2025	15.53	.29	3.51	3.80	(.28)	(.61)	(.89)	18.44	25.16	622	.52		.42		1.70
12/31/2024	13.85	.27	1.71	1.98	(.30)	–	(.30)	15.53	14.24	597	.52		.42		1.75
12/31/2023	11.67	.27	2.19	2.46	(.28)	–	(.28)	13.85	21.22	579	.52		.41		2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14

Class 1A:
6/30/2026[4,5]	18.31	.13	2.65	2.78	(.12)	(1.72)	(1.84)	19.25	15.076	13	.77	[7]	.67	[7]	1.38	[7]
12/31/2025	15.44	.24	3.48	3.72	(.24)	(.61)	(.85)	18.31	24.79	12	.77		.67		1.43
12/31/2024	13.77	.23	1.70	1.93	(.26)	–	(.26)	15.44	14.00	8	.77		.67		1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	–	(.25)	13.77	20.87	7	.77		.66		1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08

Class 2:
6/30/2026[4,5]	18.38	.13	2.66	2.79	(.12)	(1.72)	(1.84)	19.33	15.076	1,144	.77	[7]	.67	[7]	1.38	[7]
12/31/2025	15.49	.24	3.50	3.74	(.24)	(.61)	(.85)	18.38	24.80	1,090	.77		.67		1.45
12/31/2024	13.81	.23	1.71	1.94	(.26)	–	(.26)	15.49	14.00	1,015	.77		.67		1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	–	(.24)	13.81	20.88	1,040	.77		.66		1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85

Class 4:
6/30/2026[4,5]	17.85	.11	2.58	2.69	(.11)	(1.72)	(1.83)	18.71	14.976	417	1.02	[7]	.92	[7]	1.14	[7]
12/31/2025	15.08	.19	3.40	3.59	(.21)	(.61)	(.82)	17.85	24.46	363	1.02		.92		1.18
12/31/2024	13.46	.18	1.67	1.85	(.23)	–	(.23)	15.08	13.70	268	1.02		.92		1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	–	(.22)	13.46	20.65	235	1.02		.91		1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 390

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2026[4,5]	$67.73	$.36	$ 7.03	$ 7.39	$(.28)	$ (5.03)	$ (5.31)	$69.81	10.92%[6]	$27,023	.28%[7]		1.04%[7]
12/31/2025	69.59	.78	10.25	11.03	(.76)	(12.13)	(12.89)	67.73	18.37	25,780	.28		1.17
12/31/2024	59.26	.84	13.33	14.17	(.89)	(2.95)	(3.84)	69.59	24.55	24,476	.28		1.28
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29		1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28

Class 1A:
6/30/2026[4,5]	67.11	.30	6.94	7.24	(.27)	(5.03)	(5.30)	69.05	10.79 [6]	204	.53	[7]	.877
12/31/2025	69.10	.61	10.14	10.75	(.61)	(12.13)	(12.74)	67.11	18.06	54	.53		.92
12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44	.53		1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54		1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04

Class 2:
6/30/2026[4,5]	66.28	.27	6.88	7.15	(.25)	(5.03)	(5.28)	68.15	10.78 [6]	14,875	.53	[7]	.797
12/31/2025	68.38	.60	10.03	10.63	(.60)	(12.13)	(12.73)	66.28	18.06	14,357	.53		.92
12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882	.53		1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54		1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03

Class 3:
6/30/2026[4,5]	67.91	.30	7.06	7.36	(.26)	(5.03)	(5.29)	69.98	10.83 [6]	165	.46	[7]	.867
12/31/2025	69.76	.66	10.26	10.92	(.64)	(12.13)	(12.77)	67.91	18.13	163	.46		.99
12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155	.46		1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47		1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10

Class 4:
6/30/2026[4,5]	64.77	.18	6.72	6.90	(.23)	(5.03)	(5.26)	66.41	10.63 [6]	3,677	.78	[7]	.547
12/31/2025	67.14	.43	9.80	10.23	(.47)	(12.13)	(12.60)	64.77	17.77	3,273	.78		.67
12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698	.78		.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79		1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79

Refer to the end of the table(s) for footnote(s).

391 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

International Growth and Income Fund

Class 1:
6/30/2026[4,5]	$13.49	$.20	$ 1.48	$ 1.68	$(.10)	$ —	$(.10)	$15.07	12.45%[6]	$34	.55%[7]		.55%[7]		2.84%[7]
12/31/2025	10.19	.33	3.31	3.64	(.34)	—	(.34)	13.49	35.83	35	.57		.57		2.68
12/31/2024	10.10	.28	.10	.38	(.29)	—	(.29)	10.19	3.64	17	.57		.57		2.62
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56		.55		2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67		.67		2.70

Class 1A:
6/30/2026[4,5]	13.09	.18	1.43	1.61	(.09)	—	(.09)	14.61	12.32 [6]	9	.79	[7]	.79	[7]	2.54	[7]
12/31/2025	9.91	.28	3.21	3.49	(.31)	—	(.31)	13.09	35.35	9	.81		.81		2.40
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6	.82		.82		2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81		.80		2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50

Class 2:
6/30/2026[4,5]	13.10	.18	1.43	1.61	(.09)	—	(.09)	14.62	12.32 [6]	176	.80	[7]	.80	[7]	2.51	[7]
12/31/2025	9.91	.28	3.22	3.50	(.31)	—	(.31)	13.10	35.41	172	.81		.81		2.44
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150	.82		.82		2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81		.80		2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44

Class 4:
6/30/2026[4,5]	12.87	.16	1.40	1.56	(.09)	–	(.09)	14.34	12.12 [6]	234	1.05	[7]	1.05	[7]	2.33	[7]
12/31/2025	9.74	.25	3.16	3.41	(.28)	–	(.28)	12.87	35.09	189	1.06		1.06		2.18
12/31/2024	9.67	.22	.09	.31	(.24)	–	(.24)	9.74	3.11	150	1.07		1.07		2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	–	(.22)	9.67	15.66	143	1.06		1.05		2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 392

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Capital Income Builder

Class 1:
6/30/2026[4,5]	$14.49	$.25	$ .92	$1.17	$(.17)	$(.52)	$(.69)	$14.97	8.05%[6]	$890	.40%[7]		.27%[7]		3.30%[7]
12/31/2025	12.39	.45	2.09	2.54	(.44)	—	(.44)	14.49	20.69	841	.40		.27		3.29
12/31/2024	11.63	.42	.79	1.21	(.45)	—	(.45)	12.39	10.45	709	.40		.27		3.44
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40		.26		3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53		.27		3.19

Class 1A:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15)	(.52)	(.67)	14.95	7.85 [6]	16	.65	[7]	.52	[7]	3.06	[7]
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.42	15	.65		.52		3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13	.65		.52		3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65		.51		3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94

Class 2:
6/30/2026[4,5]	14.48	.23	.91	1.14	(.15)	(.52)	(.67)	14.95	7.85 [6]	25	.65	[7]	.52	[7]	3.06	[7]
12/31/2025	12.38	.41	2.10	2.51	(.41)	—	(.41)	14.48	20.41	23	.65		.52		3.04
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18	.65		.52		3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65		.51		3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93

Class 4:
6/30/2026[4,5]	14.46	.21	.91	1.12	(.13)	(.52)	(.65)	14.93	7.73 [6]	839	.90	[7]	.77	[7]	2.81	[7]
12/31/2025	12.36	.38	2.09	2.47	(.37)	—	(.37)	14.46	20.16	781	.90		.77		2.79
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629	.90		.77		2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90		.76		3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69

Refer to the end of the table(s) for footnote(s).

393 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:
6/30/2026[4,5]	$27.51	$.29	$ 1.98	$ 2.27	$(.12)	$(3.04)	$(3.16)	$26.62	8.29%[6]	$16,216	.30%[7]		2.08%[7]
12/31/2025	26.04	.59	3.39	3.98	(.60)	(1.91)	(2.51)	27.51	16.16	15,919	.30		2.24
12/31/2024	23.86	.60	3.29	3.89	(.61)	(1.10)	(1.71)	26.04	16.73	16,023	.30		2.36
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30		2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71

Class 1A:
6/30/2026[4,5]	27.31	.25	1.97	2.22	(.11)	(3.04)	(3.15)	26.38	8.166	63	.55	[7]	1.84	[7]
12/31/2025	25.88	.52	3.36	3.88	(.54)	(1.91)	(2.45)	27.31	15.86	56	.55		1.98
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42	.55		2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55		2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49

Class 2:
6/30/2026[4,5]	27.05	.25	1.94	2.19	(.11)	(3.04)	(3.15)	26.09	8.126	4,443	.55	[7]	1.83	[7]
12/31/2025	25.65	.52	3.32	3.84	(.53)	(1.91)	(2.44)	27.05	15.85	4,401	.55		1.99
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340	.55		2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55		2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46

Class 3:
6/30/2026[4,5]	27.55	.26	1.98	2.24	(.11)	(3.04)	(3.15)	26.64	8.176	37	.48	[7]	1.90	[7]
12/31/2025	26.08	.55	3.38	3.93	(.55)	(1.91)	(2.46)	27.55	15.94	35	.48		2.06
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32	.48		2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48		2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53

Class 4:
6/30/2026[4,5]	26.77	.21	1.93	2.14	(.10)	(3.04)	(3.14)	25.77	8.016	7,576	.80	[7]	1.58	[7]
12/31/2025	25.41	.45	3.29	3.74	(.47)	(1.91)	(2.38)	26.77	15.59	7,264	.80		1.74
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649	.80		1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80		1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 394

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds Global Balanced Fund

Class 1:
6/30/2026[4,5]	$14.41	$.19	$ .70	$ .89	$(.05)	$ (.87)	$ (.92)	$14.38	6.12%[6]	$ 97	.51%[7]		.49%[7]		2.60%[7]
12/31/2025	12.96	.36	1.84	2.20	(.22)	(.53)	(.75)	14.41	17.42	97	.52		.51		2.63
12/31/2024	12.37	.34	.52	.86	(.27)	–	(.27)	12.96	6.90	95	.52		.51		2.63
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53		.52		2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	–	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24

Class 1A:
6/30/2026[4,5]	14.31	.17	.69	.86	(.05)	(.87)	(.92)	14.25	5.916	5	.76	[7]	.74	[7]	2.35	[7]
12/31/2025	12.87	.32	1.84	2.16	(.19)	(.53)	(.72)	14.31	17.21	4	.78		.76		2.36
12/31/2024	12.30	.30	.51	.81	(.24)	–	(.24)	12.87	6.57	4	.78		.77		2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02

Class 2:
6/30/2026[4,5]	14.33	.17	.70	.87	(.05)	(.87)	(.92)	14.28	5.976	148	.76	[7]	.74	[7]	2.35	[7]
12/31/2025	12.89	.32	1.84	2.16	(.19)	(.53)	(.72)	14.33	17.14	147	.77		.76		2.38
12/31/2024	12.31	.31	.50	.81	(.23)	–	(.23)	12.89	6.58	149	.77		.76		2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78		.77		2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01

Class 4:
6/30/2026[4,5]	14.06	.15	.67	.82	(.04)	(.87)	(.91)	13.97	5.776	221	1.01	[7]	.99	[7]	2.12	[7]
12/31/2025	12.66	.28	1.82	2.10	(.17)	(.53)	(.70)	14.06	16.96	202	1.03		1.01		2.10
12/31/2024	12.10	.27	.50	.77	(.21)	–	(.21)	12.66	6.32	144	1.02		1.01		2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03		1.02		2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	–	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77

Refer to the end of the table(s) for footnote(s).

395 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

The Bond Fund of America

Class 1:
6/30/2026[4,5]	$ 9.52	$.21	$ (.16)	$ .05	$(.07)	$ –	$(.07)	$ 9.50	.55%[6]	$6,729	.39%[7]		.23%[7]		4.47%[7]
12/31/2025	9.27	.43	.25	.68	(.43)	–	(.43)	9.52	7.40	6,909	.39		.24		4.54
12/31/2024	9.54	.44	(.29)	.15	(.42)	–	(.42)	9.27	1.50	6,992	.39		.24		4.60
12/31/2023	9.41	.39	.09	.48	(.35)	–	(.35)	9.54	5.21	6,908	.39		.20		4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
Class 1A:
6/30/2026[4,5]	9.45	.20	(.16)	.04	(.07)	–	(.07)	9.42	.416	337	.64	[7]	.48	[7]	4.22	[7]
12/31/2025	9.20	.41	.25	.66	(.41)	–	(.41)	9.45	7.24	297	.64		.49		4.28
12/31/2024	9.47	.41	(.29)	.12	(.39)	–	(.39)	9.20	1.23	221	.64		.49		4.35
12/31/2023	9.35	.37	.08	.45	(.33)	–	(.33)	9.47	4.89	258	.64		.45		3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59

Class 2:
6/30/2026[4,5]	9.37	.20	(.16)	.04	(.07)	–	(.07)	9.34	.416	2,615	.64	[7]	.48	[7]	4.22	[7]
12/31/2025	9.12	.40	.26	.66	(.41)	–	(.41)	9.37	7.26	2,724	.64		.49		4.29
12/31/2024	9.40	.41	(.30)	.11	(.39)	–	(.39)	9.12	1.16	2,766	.64		.49		4.35
12/31/2023	9.27	.36	.10	.46	(.33)	–	(.33)	9.40	5.02	2,879	.64		.45		3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57

Class 4:
6/30/2026[4,5]	9.31	.18	(.16)	.02	(.06)	–	(.06)	9.27	.276	1,517	.89	[7]	.73	[7]	3.97	[7]
12/31/2025	9.07	.38	.25	.63	(.39)	–	(.39)	9.31	6.98	1,426	.89		.74		4.04
12/31/2024	9.35	.38	(.29)	.09	(.37)	–	(.37)	9.07	.98	1,188	.89		.74		4.10
12/31/2023	9.23	.34	.09	.43	(.31)	–	(.31)	9.35	4.72	963	.89		.70		3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 396

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

Capital World Bond Fund

Class 1:
6/30/2026[4,5]	$10.22	$.21	$ (.30)	$ (.09)	$(.10)	$ –	$(.10)	$10.03	(.89)%[6]	$ 298	.49%[7]	.49%[7]		4.14%[7]
12/31/2025	9.63	.41	.51	.92	(.33)	–	(.33)	10.22	9.55	611	.48	.48		4.07
12/31/2024	10.16	.42	(.70)	(.28)	(.25)	–	(.25)	9.63	(2.76)	588	.48	.48		4.20
12/31/2023	9.55	.32	.29	.61	–	–	–	10.16	6.39	665	.48	.48		3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51	.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60	.50		2.06
Class 1A:
6/30/2026[4,5]	10.13	.20	(.31)	(.11)	(.10)	–	(.10)	9.92	(1.13)[6]	33	.747	.74	[7]	4.01	[7]
12/31/2025	9.54	.39	.50	.89	(.30)	–	(.30)	10.13	9.31	30	.73	.73		3.84
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	–	(.25)	9.54	(2.97)	39	.74	.74		4.05
12/31/2023	9.50	.30	.28	.58	–	–	–	10.08	6.11	1	.73	.73		3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76	.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85	.75		1.85
Class 2:
6/30/2026[4,5]	10.10	.20	(.30)	(.10)	(.10)	–	(.10)	9.90	(1.14)[6]	728	.747	.74	[7]	3.99	[7]
12/31/2025	9.52	.38	.50	.88	(.30)	–	(.30)	10.10	9.39	758	.73	.73		3.82
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	–	(.21)	9.52	(3.04)	761	.73	.73		3.95
12/31/2023	9.45	.29	.29	.58	–	–	–	10.03	6.14	817	.73	.73		3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76	.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85	.75		1.82
Class 4:
6/30/2026[4,5]	9.93	.18	(.30)	(.12)	(.09)	–	(.09)	9.72	(1.19)[6]	84	.997	.99	[7]	3.75	[7]
12/31/2025	9.37	.35	.49	.84	(.28)	–	(.28)	9.93	9.03	81	.98	.98		3.56
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	–	(.19)	9.37	(3.32)	60	.98	.98		3.70
12/31/2023	9.33	.27	.28	.55	–	–	–	9.88	5.89	57	.98	.98		2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00		1.57

Refer to the end of the table(s) for footnote(s).

397 American Funds Insurance Series

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American High-Income Trust

Class 1:
6/30/2026[4,5]	$ 9.33	$.32	$ (.11)	$ .21	$(.14)	$–	$(.14)	$ 9.40	2.32%[6]	$ 75	.46%[7]		.35%[7]		6.77%[7]
12/31/2025	9.19	.64	.13	.77	(.63)	–	(.63)	9.33	8.52	255	.45		.33		6.81
12/31/2024	8.94	.65	.24	.89	(.64)	–	(.64)	9.19	9.92	229	.45		.32		6.96
12/31/2023	8.53	.63	.43	1.06	(.65)	–	(.65)	8.94	12.69	223	.45		.31		7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	–	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278	.53		.37		4.95
Class 1A:
6/30/2026[4,5]	9.27	.31	(.11)	.20	(.14)	–	(.14)	9.33	2.33 [6]	13	.69	[7]	.59	[7]	6.58	[7]
12/31/2025	9.15	.61	.13	.74	(.62)	–	(.62)	9.27	8.19	8	.70		.58		6.50
12/31/2024	8.90	.62	.25	.87	(.62)	–	(.62)	9.15	9.73	3	.70		.57		6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	–	(.63)	8.90	12.40	3	.70		.56		6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	–	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1	.78		.64		4.75
Class 2:
6/30/2026[4,5]	9.08	.30	(.11)	.19	(.13)	–	(.13)	9.14	2.24 [6]	517	.69	[7]	.59	[7]	6.58	[7]
12/31/2025	8.96	.60	.13	.73	(.61)	–	(.61)	9.08	8.24	533	.70		.58		6.57
12/31/2024	8.73	.61	.23	.84	(.61)	–	(.61)	8.96	9.67	536	.70		.57		6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	–	(.62)	8.73	12.45	533	.70		.56		6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	–	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673	.78		.65		4.80
Class 3:
6/30/2026[4,5]	9.39	.31	(.11)	.20	(.13)	–	(.13)	9.46	2.28 [6]	7	.62	[7]	.52	[7]	6.64	[7]
12/31/2025	9.25	.63	.13	.76	(.62)	–	(.62)	9.39	8.26	8	.63		.51		6.64
12/31/2024	8.99	.63	.25	.88	(.62)	–	(.62)	9.25	9.79	8	.63		.50		6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	–	(.63)	8.99	12.54	8	.63		.49		6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	–	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10	.71		.58		4.86
Class 4:
6/30/2026[4,5]	10.27	.33	(.12)	.21	(.13)	–	(.13)	10.35	2.14 [6]	282	.94	[7]	.84	[7]	6.33	[7]
12/31/2025	10.07	.65	.14	.79	(.59)	–	(.59)	10.27	7.93	235	.95		.83		6.29
12/31/2024	9.75	.65	.27	.92	(.60)	–	(.60)	10.07	9.39	156	.95		.82		6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	–	(.60)	9.75	12.18	107	.95		.81		6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	–	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90	1.03		.89		4.52

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 398

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]		Ratio of net income (loss) to average net assets[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions

American Funds Mortgage Fund

Class 1:
6/30/2026[4,5]	$ 9.46	$.21	$ (.19)	$ .02	$(.08)	$ –	$(.08)	$ 9.40	.27%[6]	$ 2	.36%[7]		.29%[7]		4.45%[7]
12/31/2025	9.08	.46	.34	.80	(.42)	–	(.42)	9.46	8.92	19	.39		.32		4.84
12/31/2024	9.44	.47	(.38)	.09	(.45)	–	(.45)	9.08	.93	17	.39		.31		5.04
12/31/2023	9.45	.45	(.08)	.37	(.38)	–	(.38)	9.44	4.03	17	.41		.29		4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	–	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
Class 1A:
6/30/2026[4,5]	9.32	.19	(.17)	.02	(.09)	–	(.09)	9.25	.18 [6]	3	.62	[7]	.54	[7]	4.18	[7]
12/31/2025	8.96	.43	.33	.76	(.40)	–	(.40)	9.32	8.57	3	.64		.57		4.59
12/31/2024	9.32	.44	(.37)	.07	(.43)	–	(.43)	8.96	.74	3	.64		.56		4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	–	(.36)	9.32	3.72	2	.65		.53		4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	–	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
Class 2:
6/30/2026[4,5]	9.35	.19	(.17)	.02	(.09)	–	(.09)	9.28	.18 [6]	39	.62	[7]	.54	[7]	4.18	[7]
12/31/2025	8.98	.43	.34	.77	(.40)	–	(.40)	9.35	8.63	41	.64		.56		4.60
12/31/2024	9.34	.45	(.38)	.07	(.43)	–	(.43)	8.98	.68	42	.64		.56		4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	–	(.36)	9.34	3.68	44	.64		.52		4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	–	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
Class 4:
6/30/2026[4,5]	9.21	.18	(.18)	—8	(.08)	–	(.08)	9.13	.14 [6]	62	.87	[7]	.79	[7]	3.93	[7]
12/31/2025	8.86	.40	.33	.73	(.38)	–	(.38)	9.21	8.32	63	.89		.82		4.33
12/31/2024	9.23	.42	(.38)	.04	(.41)	–	(.41)	8.86	.35	49	.89		.82		4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	–	(.34)	9.23	3.51	45	.90		.78		4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	–	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08

Refer to the end of the table(s) for footnote(s).

399 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions

Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2026[4,5]	$11.28	$ .20	$(.01)		$ .19	$(.08)	$–	$(.08)	$11.39	1.66%[6]	$ 38		.30%[7]		3.48%[7]
12/31/2025	11.31	.46	.01		.47	(.50)	–	(.50)	11.28	4.15	36		.31		4.01
12/31/2024	11.35	.58	(.01)		.57	(.61)	–	(.61)	11.31	5.08	39		.30		4.98
12/31/2023	11.35	.55	.01		.56	(.56)	–	(.56)	11.35	4.94	40		.30		4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	–	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
Class 1A:
6/30/2026[4,5]	11.28	.18	.01		.19	(.03)	–	(.03)	11.44	1.65 [6,12]	—	[11]	.50	[7,12]	3.29 [7,12]
12/31/2025	11.31	.43	.01		.44	(.47)	–	(.47)	11.28	3.92	—	[11]	.53		3.78
12/31/2024	11.35	.55	—	[8]	.55	(.59)	–	(.59)	11.31	4.86	—	[11]	.53		4.74
12/31/2023	11.35	.54	–		.54	(.54)	–	(.54)	11.35	4.79	—	[11]	.53		4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	–	(.08)	11.35	1.32	—	[11]	.31		1.40
12/31/2021	11.31	(.03)	—	[8]	(.03)	–	–	–	11.28	(.27)	—	[11]	.36		(.28)
Class 2:
6/30/2026[4,5]	10.88	.18	(.01)		.17	(.07)	–	(.07)	10.98	1.59 [6]	204		.55	[7]	3.22 [7]
12/31/2025	10.93	.42	—	[8]	.42	(.47)	–	(.47)	10.88	3.83	215		.56		3.77
12/31/2024	10.98	.53	—	[8]	.53	(.58)	–	(.58)	10.93	4.89	245		.55		4.73
12/31/2023	11.00	.51	—	[8]	.51	(.53)	–	(.53)	10.98	4.64	273		.55		4.56
12/31/2022	10.93	.13	—	[8]	.13	(.06)	–	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	—	[8]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
Class 3:
6/30/2026[4,5]	11.03	.18	—	[8]	.18	(.07)	–	(.07)	11.14	1.67 [6]	4		.48	[7]	3.29 [7]
12/31/2025	11.08	.43	—	[8]	.43	(.48)	–	(.48)	11.03	3.86	4		.49		3.84
12/31/2024	11.13	.54	—	[8]	.54	(.59)	–	(.59)	11.08	4.91	4		.48		4.79
12/31/2023	11.14	.52	.01		.53	(.54)	–	(.54)	11.13	4.75	4		.48		4.64
12/31/2022	11.07	.13	—	[8]	.13	(.06)	–	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	—	[8]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
Class 4:
6/30/2026[4,5]	10.96	.16	—	[8]	.16	(.07)	–	(.07)	11.05	1.45 [6]	51		.80	[7]	2.97 [7]
12/31/2025	11.00	.39	—	[8]	.39	(.43)	–	(.43)	10.96	3.59	53		.81		3.52
12/31/2024	11.05	.50	.01		.51	(.56)	–	(.56)	11.00	4.62	51		.80		4.47
12/31/2023	11.05	.48	.01		.49	(.49)	–	(.49)	11.05	4.44	56		.80		4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	–	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 400

Financial highlights (continued)

Year ended	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[2]
		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions			Net assets, end of year (in millions)					Ratio of net income (loss) to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2026[4,5]	$ 9.90	$.21	$ (.21)	$ – [8]	$(.08)	$ –	$ (.08)	$ 9.82	(.03)%[6]	$ 268	.33%[7]		.25%[7]		4.26%[7]
12/31/2025	9.59	.43	.33	.76	(.45)	–	(.45)	9.90	8.01	261	.33		.26		4.35
12/31/2024	9.91	.45	(.35)	.10	(.42)	–	(.42)	9.59	.99	268	.33		.27		4.53
12/31/2023	9.99	.40	(.09)	.31	(.39)	–	(.39)	9.91	3.21	257	.33		.21		4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	–	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
Class 1A:
6/30/2026[4,5]	9.84	.20	(.22)	(.02)	(.07)	–	(.07)	9.75	(.17)[6]	314	.58	[7]	.50	[7]	4.02	[7]
12/31/2025	9.53	.41	.33	.74	(.43)	–	(.43)	9.84	7.80	300	.58		.51		4.10
12/31/2024	9.87	.42	(.35)	.07	(.41)	–	(.41)	9.53	.70	286	.58		.51		4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	–	(.37)	9.87	2.88	5	.58		.46		3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	–	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
Class 2:
6/30/2026[4,5]	9.76	.19	(.21)	(.02)	(.07)	–	(.07)	9.67	(.18)[6]	1,024	.58	[7]	.50	[7]	4.01	[7]
12/31/2025	9.46	.40	.33	.73	(.43)	–	(.43)	9.76	7.75	1,056	.58		.51		4.10
12/31/2024	9.78	.42	(.34)	.08	(.40)	–	(.40)	9.46	.75	1,051	.58		.52		4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	–	(.37)	9.78	2.89	1,073	.58		.46		3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	–	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
Class 3:
6/30/2026[4,5]	9.93	.20	(.21)	(.01)	(.07)	–	(.07)	9.85	(.06)[6]	5	.51	[7]	.43	[7]	4.08	[7]
12/31/2025	9.62	.42	.32	.74	(.43)	–	(.43)	9.93	7.78	5	.51		.44		4.17
12/31/2024	9.94	.43	(.35)	.08	(.40)	–	(.40)	9.62	.79	5	.51		.44		4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	–	(.37)	9.94	3.00	6	.51		.39		3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	–	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
Class 4:
6/30/2026[4,5]	9.74	.18	(.21)	(.03)	(.07)	–	(.07)	9.64	(.31)[6]	270	.83	[7]	.75	[7]	3.77	[7]
12/31/2025	9.44	.38	.33	.71	(.41)	–	(.41)	9.74	7.54	255	.83		.76		3.85
12/31/2024	9.77	.39	(.34)	.05	(.38)	–	(.38)	9.44	.44	210	.83		.77		4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	–	(.34)	9.77	2.62	183	.83		.71		3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	–	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98

Refer to the end of the table(s) for footnote(s).

401 American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Net effective expense ratio[2,5,14]		Ratio of net income (loss) to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2026[4,5]	$14.26	$.01	$ .65	$ .66	$(.06)	$ (.91)	$ (.97)	$13.95	4.62%[6]	$ 14	.37%[7]		.37%[7]		.69%[7]		.11%[7]
12/31/2025	13.35	.06	1.67	1.73	(.25)	(.57)	(.82)	14.26	13.63	14	.38		.36		.67		.47
12/31/2024	10.86	.10	2.48	2.58	(.09)	–	(.09)	13.35	23.82	14	.42		.37		.69		.81
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42		.37		.70		.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41		.36		.68		.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41		.36		.69		.19
Class P2:
6/30/2026[4,5]	14.12	(.01)	.64	.63	(.05)	(.91)	(.96)	13.79	4.48 [6]	478	.63	[7]	.63	[7]	.95	[7]	(.14)[7]
12/31/2025	13.19	.03	1.66	1.69	(.19)	(.57)	(.76)	14.12	13.41	491	.63		.62		.93		.21
12/31/2024	10.73	.06	2.46	2.52	(.06)	–	(.06)	13.19	23.50	513	.67		.62		.94		.52
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67		.62		.95		.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67		.62		.94		.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67		.62		.95		(.07)

Managed Risk EUPAC Fund

Class P1:
6/30/2026[4,5]	$ 9.34	$.18	$ .96	$ 1.14	$(.16)	$ –	$(.16)	$10.32	12.18%[6]	$ 2	.43%[7]		.39%[7]		.87%[7]		3.68%[7]
12/31/2025	8.23	.14	1.10	1.24	(.13)	–	(.13)	9.34	15.33	2	.41		.36		.83		1.58
12/31/2024	8.36	.13	(.12)	.01	(.14)	–	(.14)	8.23	(.05)	2	.46		.37		.84		1.50
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46		.36		.84		1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	–	(.34)	8.61	(15.27)	2	.44		.37		.85		1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)	2	.44		.36		.86		2.12
Class P2:
6/30/2026[4,5]	9.29	.17	.95	1.12	(.13)	–	(.13)	10.28	12.04 [6]	109	.70	[7]	.66	[7]	1.14	[7]	3.41 [7]
12/31/2025	8.18	.10	1.12	1.22	(.11)	–	(.11)	9.29	15.09	111	.68		.63		1.10		1.23
12/31/2024	8.32	.10	(.13)	(.03)	(.11)	–	(.11)	8.18	(.45)	112	.72		.63		1.10		1.19
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73		.63		1.11		1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	–	(.28)	8.58	(15.54)	124	.70		.63		1.11		1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160	.71		.63		1.13		1.79

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2026[4,5]	$12.77	$.03	$ .62	$ .65	$(.19)	$ –	$ (.19)	$13.23	5.11%[6]	$ 3	.37%[7]		.37%[7]		.63%[7]		.54%[7]
12/31/2025	11.76	.20	1.07	1.27	(.26)	–	(.26)	12.77	10.95	3	.37		.36		.61		1.64
12/31/2024	10.50	.20	1.28	1.48	(.22)	–	(.22)	11.76	14.20	3	.41		.36		.61		1.80
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42		.37		.63		1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	–	(.56)	11.24	(8.92)	3	.41		.36		.60		1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	–	(.24)	12.95	17.46	2	.41		.36		.66		1.33
Class P2:
6/30/2026[4,5]	12.69	.02	.60	.62	(.18)	–	(.18)	13.13	4.94 [6]	301	.64	[7]	.64	[7]	.90	[7]	.26 [7]
12/31/2025	11.69	.16	1.07	1.23	(.23)	–	(.23)	12.69	10.65	312	.64		.63		.88		1.34
12/31/2024	10.43	.17	1.28	1.45	(.19)	–	(.19)	11.69	13.99	319	.68		.63		.88		1.51
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68		.63		.89		1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	–	(.52)	11.18	(9.16)	321	.67		.62		.86		1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	–	(.20)	12.88	17.11	371	.68		.62		.92		.91

Refer to the end of the table(s) for footnote(s).

American Funds Insurance Series 402

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[13]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,13]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Net effective expense ratio[2,5,14]		Ratio of net income (loss) to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2026[4]	$15.01	$.05	$1.03	$1.08	$(.19)	$(2.17)	$(2.36)	$13.73	7.21%[6]	$1,837	.36	%7	.36%[7]		.63%[7]		.64%[7]
12/31/2025	14.35	.20	1.36	1.56	(.34)	(.56)	(.90)	15.01	11.45	1,834	.37		.36		.63		1.35
12/31/2024	12.53	.21	2.02	2.23	(.23)	(.18)	(.41)	14.35	18.03	1,903	.41		.36		.63		1.55
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41		.36		.63		1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.62		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.64		.96
Class P2:
6/30/2026[4]	14.90	.03	1.04	1.07	(.19)	(2.17)	(2.36)	13.61	7.15 [6]	250	.61	[7]	.61	[7]	.88	[7]	.38	[7]
12/31/2025	14.25	.16	1.35	1.51	(.30)	(.56)	(.86)	14.90	11.17	258	.62		.61		.88		1.10
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274	.66		.61		.88		1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66		.61		.88		1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.87		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.89		.70

Managed Risk Asset Allocation Fund

Class P1:
6/30/2026[4,5]	$13.46	$.04	$.95	$.99	$(.23)	$(1.07)	$(1.30)	$13.15	7.38%[6]	$13	.36%[7]		.36%[7]		.69%[7]		.61%[7]
12/31/2025	13.20	.26	1.22	1.48	(.39)	(.83)	(1.22)	13.46	12.01	13	.38		.36		.65		1.96
12/31/2024	11.90	.29	1.45	1.74	(.27)	(.17)	(.44)	13.20	14.90	12	.41		.36		.65		2.28
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41		.36		.66		2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.65		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
Class P2:
6/30/2026[4,5]	13.00	.02	.92	.94	(.22)	(1.07)	(1.29)	12.65	7.28 [6]	1,440	.61	[7]	.61	[7]	.94	[7]	.35	[7]
12/31/2025	12.78	.17	1.22	1.39	(.34)	(.83)	(1.17)	13.00	11.67	1,463	.63		.61		.90		1.30
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014	.66		.61		.90		1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66		.61		.91		1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.90		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03

Refer to the end of the table(s) for footnote(s).

403 American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,

excluding mortgage dollar roll transactions[15,16]	June 30, 2026[4,5,6,17]	2025[17]	2024		2023	2022	2021

Capital Income Builder	51%	72%	49%		59%	48%	60%
Asset Allocation Fund	42	72	43		54	42	45
American Funds Global Balanced Fund	27	57	55		43	111	36
The Bond Fund of America	112	159	102		129	77	87
Capital World Bond Fund	36	59	54		110	114	64
American Funds Mortgage Fund	21	65	52		85	56	38
U.S. Government Securities Fund	21	44	43		113	77	126

Portfolio turnover rate for all share classes	Six months ended	Year ended December 31,

including mortgage dollar roll transactions, if any[15,16]	June 30, 2026[4,5,6,17]	2025[17]	2024		2023	2022	2021

Global Growth Fund	32%	45%	41%		29%	29%	18%
SMALLCAP World Fund	82	51	47		36	40	29
Growth Fund	19	27	23		23	29	25
EUPAC Fund	69	63	35		28	42	44
New World Fund	33	49	55		36	40	43
Washington Mutual Investors Fund	15	37	31		29	30	90
U.S. Small and Mid Cap Equity Fund	67	82	44,	[6,10]
Capital World Growth and Income Fund	25	45	34		29	42	85
Growth-Income Fund	24	27	45		26	25	24
International Growth and Income Fund	36	48	39		38	48	41
Capital Income Builder	58	87	107		149	126	93
Asset Allocation Fund	51	115	129		159	118	124
American Funds Global Balanced Fund	37	86	141		103	126	39
The Bond Fund of America	155	247	398		545	415	456
Capital World Bond Fund	64	106	269		286	188	91
American High-Income Trust	25	39	45		40	34	56
American Funds Mortgage Fund	173	421	644		1053	1141	975
Ultra-Short Bond Fund	–[18]	–[18]	–[18]		–[18]	–[18]	–[18]
U.S. Government Securities Fund	74	253	398		744	695	433
Managed Risk Growth Fund	13	32	14		39	97	32
Managed Risk EUPAC Fund	14	17	11		27	82	24
Managed Risk Washington Mutual Investors Fund	12	22	8		19	70	16
Managed Risk Growth-Income Fund	14	29	13		21	67	13
Managed Risk Asset Allocation Fund	10	15	7		13	48	5

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $0.01.
[9]	Amount less than 0.01%.
[10]	For the period 11/15/2024, commencement of operations, through 12/31/2024.
[11]	Amount less than $1 million.
[12]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	This column does not include expenses of the underlying funds in which each fund invests.
[14]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Rates exclude in-kind transactions, if any.
[18]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

American Funds Insurance Series 404

Changes in and disagreements with accountants

On December 10, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for the funds constituting the American Funds Insurance Series (hereafter referred to as the “series”) for the fiscal year ending December 31, 2026 audit. The change in the series’ independent registered public accounting firm was approved by the series’ board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC’s reports on the series’ financial statements as of and for the fiscal years ended December 31, 2024 and December 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the series’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The series requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the series’ Form N-CSR for the period ended December 31, 2025.

During the series’ fiscal years ended December 31, 2024 and December 31, 2025 and the subsequent interim period through February 13, 2026, neither the series, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the series’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Matters submitted for shareholder vote

None

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

405 American Funds Insurance Series

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The agreement was amended to add an additional advisory fee breakpoint for Growth Fund when its net assets exceed $55 billion. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase.

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

American Funds Insurance Series 406

Approval of Investment Advisory and Service Agreement – American Funds Insurance Series (continued)

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

407 American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2027. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2024. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series 408

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement – American Funds Insurance Series Managed Risk Funds (continued)

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted that CRMC agreed to continue to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses were generally competitive with, and in many cases compared favorably to. those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

409 American Funds Insurance Series

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for the registrant during the period covered by this report.

Item 10:	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s responses with respect to Statements Regarding Basis for Approval of Investment Management and Sub-Advisory Contracts is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16:	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR is (a) accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940, as amended (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2026

By:	/s/ Kari Seabrands
Kari Seabrands
Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer